Portfolio of investments (unaudited)
Real Estate Securities Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
SHARES COMPANY VALUE
COMMON STOCKS - 97.9%
HEALTH CARE REITS - 6 .3%
2,050,000 Healthpeak Properties Inc $ 51,393,500
1,050,000 Ventas, Inc 47,302,500
1,400,000 Welltower, Inc 91,770,000
TOTAL HEALTH CARE REITS 190,466,000
HOTEL & RESORT REITS - 2 .2%
2,600,000 Host Hotels and Resorts, Inc 41,730,000
300,000 Ryman Hospitality Properties 24,534,000
TOTAL HOTEL & RESORT REITS 66,264,000
INDUSTRIAL REITS - 17 .9%
200,000 EastGroup Properties, Inc 29,612,000
200,000 Innovative Industrial Properties, Inc 20,270,000
3,100,000 Prologis, Inc 349,463,000
1,700,000 Rexford Industrial Realty, Inc 92,888,000
900,000 Terreno Realty Corp 51,183,000
TOTAL INDUSTRIAL REITS 543,416,000
OFFICE REITS - 3 .8%
625,000 Alexandria Real Estate Equities, Inc 91,043,750
200,000 Boston Properties, Inc 13,516,000
450,000 Vornado Realty Trust 9,364,500
TOTAL OFFICE REITS 113,924,250
RESIDENTIAL REITS - 22 .4%
2,750,000 American Homes 4 Rent 82,885,000
820,000 AvalonBay Communities, Inc 132,446,400
1,300,000 Equity Lifestyle Properties, Inc 83,980,000
1,700,000 Equity Residential 100,300,000
260,000 Essex Property Trust, Inc 55,099,200
1,750,000 Independence Realty Trust, Inc 29,505,000
500,000 Invitation Homes, Inc 14,820,000
525,000 Mid-America Apartment Communities, Inc 82,419,750
700,000 Sun Communities, Inc 100,100,000
TOTAL RESIDENTIAL REITS 681,555,350
RETAIL REITS - 18 .5%
425,000 Agree Realty Corp 30,145,250
2,650,000 Brixmor Property Group, Inc 60,075,500
3,700,000 Kimco Realty Corp 78,366,000
2,250,000 Kite Realty Group Trust 47,362,500
1,100,000 Realty Income Corp 69,773,000
1,150,000 Regency Centers Corp 71,875,000
1,525,000 Simon Property Group, Inc 179,157,000
650,000 Spirit Realty Capital, Inc 25,954,500
TOTAL RETAIL REITS 562,708,750
SPECIALIZED REITS - 26 .8%
975,000 American Tower Corp 206,563,500
675,000 Crown Castle International Corp 91,557,000
575,000 Digital Realty Trust, Inc 57,655,250
224,000 Equinix, Inc 146,726,720
150,000 Extra Space Storage, Inc 22,077,000
500,000 Gaming and Leisure Properties, Inc 26,045,000
300,000 Public Storage, Inc 84,057,000
200,000 SBA Communications Corp 56,062,000
2,200,000 VICI Properties, Inc 71,280,000

Portfolio of investments (unaudited)
Real Estate Securities Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
concluded
SHARES COMPANY VALUE
SPECIALIZED REITS—continued
1,700,000 Weyerhaeuser Co $ 52,700,000
TOTAL SPECIALIZED REITS 814,723,470
TOTAL COMMON STOCKS 2,973,057,820
(Cost $2,359,759,604)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 3,000,000 Federal Home Loan Bank (FHLB) 0 .000% 01/03/23 3,000,000
10,000,000 FHLB 0 .000 02/15/23 9,947,335
5,000,000 Tennessee Valley Authority (TVA) 0 .000 01/04/23 4,999,406
TOTAL GOVERNMENT AGENCY DEBT 17,946,741
REPURCHASE AGREEMENT - 1 .1%
34,225,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 34,225,000
TOTAL REPURCHASE AGREEMENT 34,225,000
TOTAL SHORT-TERM INVESTMENTS 52,171,741
(Cost $52,169,225)
TOTAL INVESTMENTS - 99.6% 3,025,229,561
(Cost $2,411,928,829)
OTHER ASSETS & LIABILITIES, NET - 0.4% 11,763,496
NET ASSETS - 100.0% $ 3,036,993,057
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $34,225,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $34,909,565.

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.4%
CORPORATE BONDS - 24 .2%
AUTOMOBILES & COMPONENTS - 0 .1%
$ 100,000 Aptiv plc 4 .350% 03/15/29 $ 92,250
600,000 Aptiv plc 3 .250 03/01/32 490,776
100,000 Aptiv plc 4 .400 10/01/46 74,022
575,000 Aptiv plc 5 .400 03/15/49 487,758
1,500,000 Aptiv plc 3 .100 12/01/51 886,480
1,000,000 Aptiv plc 4 .150 05/01/52 719,517
200,000 BorgWarner, Inc 3 .375 03/15/25 191,599
1,650,000 BorgWarner, Inc 2 .650 07/01/27 1,467,794
200,000 BorgWarner, Inc 4 .375 03/15/45 154,474
125,000 General Motors Co 4 .875 10/02/23 124,611
500,000 General Motors Co 6 .125 10/01/25 508,855
500,000 General Motors Co 6 .800 10/01/27 518,991
700,000 General Motors Co 5 .000 10/01/28 670,414
375,000 General Motors Co 5 .400 10/15/29 357,862
450,000 General Motors Co 5 .600 10/15/32 418,048
900,000 General Motors Co 6 .600 04/01/36 881,457
700,000 General Motors Co 5 .150 04/01/38 603,877
150,000 General Motors Co 6 .250 10/02/43 138,679
175,000 General Motors Co 5 .200 04/01/45 142,235
350,000 General Motors Co 6 .750 04/01/46 335,546
500,000 General Motors Co 5 .400 04/01/48 408,662
900,000 General Motors Co 5 .950 04/01/49 784,363
175,000 Harley-Davidson, Inc 3 .500 07/28/25 166,434
200,000 Harley-Davidson, Inc 4 .625 07/28/45 156,405
750,000 Honeywell International, Inc 4 .950 02/15/28 759,698
1,000,000 Honeywell International, Inc 5 .000 02/15/33 1,018,540
326,000 Lear Corp 3 .800 09/15/27 302,590
400,000 Lear Corp 4 .250 05/15/29 359,217
500,000 Lear Corp 3 .500 05/30/30 420,036
600,000 Lear Corp 2 .600 01/15/32 451,417
550,000 Lear Corp 5 .250 05/15/49 450,309
1,000,000 Lear Corp 3 .550 01/15/52 607,612
300,000 Magna International, Inc 3 .625 06/15/24 293,223
600,000 Magna International, Inc 4 .150 10/01/25 585,418
175,000 Magna International, Inc 2 .450 06/15/30 144,607
1,000,000 Toyota Motor Corp 1 .339 03/25/26 897,052
300,000 e Toyota Motor Corp 3 .669 07/20/28 284,309
1,000,000 e Toyota Motor Corp 2 .362 03/25/31 842,830
650,000 Toyota Motor Credit Corp 2 .150 02/13/30 546,868
TOTAL AUTOMOBILES & COMPONENTS 18,744,835
BANKS - 4 .3%
525,000 Australia & New Zealand Banking Group Ltd 3 .700 11/16/25 509,310
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 0 .875 09/18/23 968,410
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1 .125 09/18/25 893,208
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .138 09/14/28 1,001,237
1,000,000 Banco Santander S.A. 3 .892 05/24/24 978,938
800,000 Banco Santander S.A. 2 .706 06/27/24 767,644
600,000 Banco Santander S.A. 2 .746 05/28/25 561,534
400,000 Banco Santander S.A. 5 .179 11/19/25 393,471
1,600,000 Banco Santander S.A. 1 .849 03/25/26 1,412,223
600,000 Banco Santander S.A. 4 .250 04/11/27 569,607
1,600,000 Banco Santander S.A. 5 .294 08/18/27 1,562,171
1,200,000 Banco Santander S.A. 1 .722 09/14/27 1,025,000
675,000 Banco Santander S.A. 3 .800 02/23/28 612,125
1,000,000 Banco Santander S.A. 4 .175 03/24/28 927,515

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,800,000 Banco Santander S.A. 4 .379% 04/12/28 $ 1,688,939
600,000 Banco Santander S.A. 3 .306 06/27/29 522,389
400,000 Banco Santander S.A. 3 .490 05/28/30 336,635
2,000,000 Banco Santander S.A. 2 .749 12/03/30 1,531,802
1,000,000 e Banco Santander S.A. 2 .958 03/25/31 794,905
2,000,000 Banco Santander S.A. 3 .225 11/22/32 1,510,214
10,300,000 Bank of America Corp 3 .458 03/15/25 10,026,596
3,550,000 Bank of America Corp 3 .950 04/21/25 3,454,889
2,000,000 Bank of America Corp 3 .841 04/25/25 1,952,649
3,000,000 Bank of America Corp 0 .981 09/25/25 2,761,127
3,000,000 Bank of America Corp 3 .093 10/01/25 2,874,067
725,000 Bank of America Corp 2 .456 10/22/25 685,021
4,000,000 Bank of America Corp 3 .366 01/23/26 3,813,926
3,000,000 Bank of America Corp 2 .015 02/13/26 2,784,660
5,000,000 Bank of America Corp 1 .319 06/19/26 4,502,475
2,000,000 Bank of America Corp 4 .827 07/22/26 1,976,630
4,500,000 Bank of America Corp 1 .197 10/24/26 4,000,635
5,000,000 Bank of America Corp 1 .658 03/11/27 4,423,518
7,800,000 Bank of America Corp 3 .559 04/23/27 7,307,586
4,500,000 Bank of America Corp 1 .734 07/22/27 3,942,524
2,000,000 Bank of America Corp 2 .551 02/04/28 1,776,374
3,000,000 Bank of America Corp 4 .376 04/27/28 2,868,969
3,000,000 Bank of America Corp 6 .204 11/10/28 3,097,415
5,690,000 Bank of America Corp 3 .419 12/20/28 5,152,462
2,250,000 Bank of America Corp 3 .970 03/05/29 2,076,131
3,000,000 Bank of America Corp 2 .087 06/14/29 2,524,482
1,400,000 Bank of America Corp 4 .271 07/23/29 1,305,500
3,075,000 Bank of America Corp 3 .974 02/07/30 2,792,806
1,675,000 Bank of America Corp 3 .194 07/23/30 1,440,640
1,050,000 Bank of America Corp 2 .884 10/22/30 878,404
4,000,000 Bank of America Corp 2 .496 02/13/31 3,251,166
1,750,000 Bank of America Corp 2 .592 04/29/31 1,425,263
3,000,000 Bank of America Corp 1 .898 07/23/31 2,302,516
3,000,000 Bank of America Corp 1 .922 10/24/31 2,291,663
3,000,000 Bank of America Corp 2 .651 03/11/32 2,401,279
4,000,000 Bank of America Corp 2 .687 04/22/32 3,201,536
5,000,000 Bank of America Corp 2 .299 07/21/32 3,850,534
3,000,000 Bank of America Corp 2 .572 10/20/32 2,349,607
2,000,000 Bank of America Corp 2 .972 02/04/33 1,611,237
2,000,000 Bank of America Corp 4 .571 04/27/33 1,829,406
2,000,000 Bank of America Corp 5 .015 07/22/33 1,898,784
4,000,000 Bank of America Corp 2 .482 09/21/36 2,939,041
1,500,000 Bank of America Corp 6 .110 01/29/37 1,517,041
3,000,000 Bank of America Corp 3 .846 03/08/37 2,484,182
4,500,000 Bank of America Corp 4 .078 04/23/40 3,741,588
6,000,000 Bank of America Corp 2 .676 06/19/41 4,036,205
4,000,000 Bank of America Corp 3 .311 04/22/42 2,932,544
1,500,000 Bank of America Corp 5 .000 01/21/44 1,379,088
2,800,000 Bank of America Corp 4 .443 01/20/48 2,361,336
3,000,000 Bank of America Corp 3 .946 01/23/49 2,319,723
1,000,000 Bank of America Corp 2 .831 10/24/51 613,041
1,950,000 Bank of America Corp 3 .483 03/13/52 1,370,563
2,000,000 Bank of America Corp 2 .972 07/21/52 1,249,228
1,425,000 Bank of Montreal 3 .300 02/05/24 1,398,290
1,000,000 Bank of Montreal 2 .500 06/28/24 962,947
750,000 Bank of Montreal 1 .850 05/01/25 700,578
1,500,000 Bank of Montreal 1 .250 09/15/26 1,310,647
1,000,000 Bank of Montreal 0 .949 01/22/27 882,889
2,000,000 Bank of Montreal 2 .650 03/08/27 1,826,604
4,000,000 e Bank of Montreal 4 .700 09/14/27 3,957,901

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 750,000 Bank of Montreal 4 .338% 10/05/28 $ 734,908
425,000 Bank of Montreal 3 .803 12/15/32 374,221
2,000,000 Bank of Montreal 3 .088 01/10/37 1,512,208
775,000 Bank of New York Mellon Corp 5 .802 10/25/28 801,385
1,000,000 Bank of New York Mellon Corp 5 .834 10/25/33 1,036,594
750,000 Bank of Nova Scotia 2 .200 02/03/25 706,430
1,500,000 Bank of Nova Scotia 3 .450 04/11/25 1,443,506
2,000,000 Bank of Nova Scotia 1 .300 06/11/25 1,832,427
1,550,000 Bank of Nova Scotia 4 .500 12/16/25 1,519,071
2,000,000 Bank of Nova Scotia 1 .050 03/02/26 1,768,439
2,000,000 Bank of Nova Scotia 1 .350 06/24/26 1,773,240
1,000,000 Bank of Nova Scotia 2 .700 08/03/26 925,964
3,000,000 Bank of Nova Scotia 1 .300 09/15/26 2,620,448
1,000,000 Bank of Nova Scotia 2 .450 02/02/32 804,285
750,000 Bank of Nova Scotia 4 .588 05/04/37 640,016
525,000 Barclays plc 4 .338 05/16/24 521,345
200,000 Barclays plc 4 .375 09/11/24 195,361
2,000,000 Barclays plc 1 .007 12/10/24 1,903,814
1,425,000 Barclays plc 3 .650 03/16/25 1,369,891
2,750,000 Barclays plc 3 .932 05/07/25 2,666,778
975,000 Barclays plc 4 .375 01/12/26 944,477
2,000,000 Barclays plc 2 .852 05/07/26 1,858,450
800,000 Barclays plc 5 .200 05/12/26 778,678
1,000,000 Barclays plc 7 .325 11/02/26 1,035,795
2,000,000 Barclays plc 2 .279 11/24/27 1,728,753
700,000 Barclays plc 4 .337 01/10/28 650,389
1,975,000 Barclays plc 4 .836 05/09/28 1,820,943
1,500,000 Barclays plc 7 .385 11/02/28 1,563,492
1,500,000 Barclays plc 4 .972 05/16/29 1,408,695
1,000,000 Barclays plc 5 .088 06/20/30 921,060
2,000,000 Barclays plc 2 .645 06/24/31 1,560,406
1,500,000 Barclays plc 2 .667 03/10/32 1,143,979
2,000,000 Barclays plc 2 .894 11/24/32 1,523,167
1,300,000 Barclays plc 5 .746 08/09/33 1,228,060
2,500,000 Barclays plc 7 .437 11/02/33 2,619,503
1,750,000 Barclays plc 3 .564 09/23/35 1,331,653
1,000,000 Barclays plc 3 .811 03/10/42 674,930
775,000 Barclays plc 5 .250 08/17/45 698,080
500,000 BBVA USA 3 .875 04/10/25 486,277
675,000 BNP Paribas S.A. 3 .250 03/03/23 673,249
500,000 Canadian Imperial Bank of Commerce 3 .500 09/13/23 495,251
750,000 Canadian Imperial Bank of Commerce 3 .100 04/02/24 731,864
1,000,000 Canadian Imperial Bank of Commerce 2 .250 01/28/25 943,734
1,000,000 Canadian Imperial Bank of Commerce 3 .945 08/04/25 976,676
1,000,000 Canadian Imperial Bank of Commerce 0 .950 10/23/25 898,624
1,000,000 Canadian Imperial Bank of Commerce 1 .250 06/22/26 877,822
1,500,000 Canadian Imperial Bank of Commerce 3 .450 04/07/27 1,410,290
1,500,000 e Canadian Imperial Bank of Commerce 3 .600 04/07/32 1,321,889
1,500,000 Citigroup, Inc 4 .044 06/01/24 1,490,003
500,000 Citigroup, Inc 4 .000 08/05/24 491,043
1,250,000 Citigroup, Inc 0 .776 10/30/24 1,197,699
7,500,000 Citigroup, Inc 3 .352 04/24/25 7,272,587
2,000,000 Citigroup, Inc 0 .981 05/01/25 1,872,881
1,000,000 Citigroup, Inc 3 .700 01/12/26 961,921
750,000 Citigroup, Inc 4 .600 03/09/26 736,665
3,000,000 Citigroup, Inc 3 .106 04/08/26 2,839,748
3,000,000 Citigroup, Inc 5 .610 09/29/26 3,012,831
1,100,000 Citigroup, Inc 4 .300 11/20/26 1,064,074
4,000,000 Citigroup, Inc 1 .122 01/28/27 3,485,941
5,000,000 Citigroup, Inc 1 .462 06/09/27 4,337,039

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 Citigroup, Inc 4 .450% 09/29/27 $ 1,430,113
5,000,000 Citigroup, Inc 3 .070 02/24/28 4,507,644
3,000,000 e Citigroup, Inc 4 .658 05/24/28 2,903,279
1,000,000 Citigroup, Inc 3 .668 07/24/28 918,389
2,025,000 Citigroup, Inc 4 .125 07/25/28 1,884,762
4,000,000 Citigroup, Inc 4 .075 04/23/29 3,680,661
1,750,000 Citigroup, Inc 3 .980 03/20/30 1,578,300
5,000,000 Citigroup, Inc 2 .666 01/29/31 4,100,916
2,200,000 Citigroup, Inc 4 .412 03/31/31 2,020,253
6,000,000 Citigroup, Inc 2 .572 06/03/31 4,852,741
5,000,000 Citigroup, Inc 2 .561 05/01/32 3,947,323
175,000 Citigroup, Inc 6 .625 06/15/32 184,285
875,000 Citigroup, Inc 2 .520 11/03/32 680,460
4,000,000 Citigroup, Inc 3 .057 01/25/33 3,228,059
1,000,000 Citigroup, Inc 3 .785 03/17/33 855,292
1,775,000 Citigroup, Inc 4 .910 05/24/33 1,662,169
3,000,000 Citigroup, Inc 6 .270 11/17/33 3,094,926
750,000 Citigroup, Inc 3 .878 01/24/39 619,887
325,000 Citigroup, Inc 8 .125 07/15/39 399,419
350,000 Citigroup, Inc 5 .875 01/30/42 351,935
2,000,000 Citigroup, Inc 2 .904 11/03/42 1,380,163
400,000 Citigroup, Inc 6 .675 09/13/43 427,484
125,000 Citigroup, Inc 5 .300 05/06/44 112,566
675,000 Citigroup, Inc 4 .650 07/30/45 578,901
3,075,000 Citigroup, Inc 4 .750 05/18/46 2,555,196
4,075,000 Citigroup, Inc 4 .650 07/23/48 3,504,592
500,000 Citizens Bank NA 3 .700 03/29/23 498,637
350,000 Citizens Bank NA 2 .250 04/28/25 326,033
250,000 Citizens Bank NA 3 .750 02/18/26 239,614
1,000,000 Citizens Bank NA 4 .575 08/09/28 965,451
500,000 Citizens Financial Group, Inc 2 .850 07/27/26 462,348
200,000 Citizens Financial Group, Inc 2 .500 02/06/30 162,536
450,000 Citizens Financial Group, Inc 3 .250 04/30/30 390,634
850,000 Citizens Financial Group, Inc 2 .638 09/30/32 630,914
500,000 Citizens Financial Group, Inc 5 .641 05/21/37 464,736
500,000 Comerica Bank 2 .500 07/23/24 480,370
200,000 Comerica Bank 4 .000 07/27/25 193,965
1,000,000 Comerica Bank 5 .332 08/25/33 960,570
550,000 Comerica, Inc 4 .000 02/01/29 515,038
2,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 1,906,972
300,000 Cooperatieve Rabobank UA 3 .875 08/22/24 294,649
2,050,000 Cooperatieve Rabobank UA 3 .375 05/21/25 1,985,804
600,000 Cooperatieve Rabobank UA 4 .375 08/04/25 585,631
2,700,000 Cooperatieve Rabobank UA 3 .750 07/21/26 2,535,141
550,000 Cooperatieve Rabobank UA 5 .250 05/24/41 550,358
1,400,000 Cooperatieve Rabobank UA 5 .750 12/01/43 1,320,962
600,000 Cooperatieve Rabobank UA 5 .250 08/04/45 537,979
1,350,000 Discover Bank 4 .200 08/08/23 1,341,214
1,000,000 Discover Bank 2 .450 09/12/24 945,890
200,000 Discover Bank 4 .250 03/13/26 190,193
1,125,000 Discover Bank 3 .450 07/27/26 1,035,881
300,000 Discover Bank 4 .682 08/09/28 287,934
350,000 Discover Bank 4 .650 09/13/28 327,826
325,000 Discover Bank 2 .700 02/06/30 260,156
450,000 Fifth Third Bancorp 4 .300 01/16/24 445,300
675,000 Fifth Third Bancorp 3 .650 01/25/24 664,793
300,000 Fifth Third Bancorp 2 .550 05/05/27 269,337
1,000,000 Fifth Third Bancorp 1 .707 11/01/27 886,973
500,000 Fifth Third Bancorp 3 .950 03/14/28 478,819
1,000,000 Fifth Third Bancorp 4 .055 04/25/28 948,132

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Fifth Third Bancorp 6 .361% 10/27/28 $ 1,028,894
1,000,000 Fifth Third Bancorp 4 .772 07/28/30 953,725
140,000 Fifth Third Bancorp 8 .250 03/01/38 173,249
300,000 Fifth Third Bank 3 .950 07/28/25 294,451
2,400,000 Fifth Third Bank 3 .850 03/15/26 2,287,696
1,000,000 Fifth Third Bank 2 .250 02/01/27 900,225
500,000 First Citizens BancShares, Inc 3 .375 03/15/30 472,150
500,000 First Horizon Bank 5 .750 05/01/30 484,701
500,000 First Horizon National Corp 4 .000 05/26/25 485,812
175,000 First Republic Bank 4 .375 08/01/46 132,688
33,000 HSBC Bank USA NA 7 .000 01/15/39 35,550
2,625,000 HSBC Holdings plc 4 .250 03/14/24 2,578,404
2,325,000 HSBC Holdings plc 3 .950 05/18/24 2,306,590
850,000 HSBC Holdings plc 0 .976 05/24/25 787,000
450,000 HSBC Holdings plc 4 .250 08/18/25 432,877
2,000,000 HSBC Holdings plc 2 .633 11/07/25 1,878,267
1,875,000 HSBC Holdings plc 4 .300 03/08/26 1,813,578
825,000 HSBC Holdings plc 1 .645 04/18/26 744,655
2,475,000 HSBC Holdings plc 3 .900 05/25/26 2,357,229
1,500,000 HSBC Holdings plc 2 .099 06/04/26 1,364,995
1,100,000 HSBC Holdings plc 4 .292 09/12/26 1,052,213
450,000 HSBC Holdings plc 4 .375 11/23/26 432,146
4,000,000 HSBC Holdings plc 1 .589 05/24/27 3,448,846
3,000,000 HSBC Holdings plc 2 .251 11/22/27 2,598,135
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,617,027
1,500,000 HSBC Holdings plc 4 .755 06/09/28 1,417,811
1,500,000 HSBC Holdings plc 5 .210 08/11/28 1,447,129
5,000,000 HSBC Holdings plc 2 .013 09/22/28 4,179,028
1,575,000 HSBC Holdings plc 7 .390 11/03/28 1,655,247
2,500,000 HSBC Holdings plc 4 .583 06/19/29 2,301,566
1,600,000 HSBC Holdings plc 2 .206 08/17/29 1,291,490
4,000,000 HSBC Holdings plc 3 .973 05/22/30 3,501,136
3,000,000 HSBC Holdings plc 2 .848 06/04/31 2,394,317
750,000 HSBC Holdings plc 2 .357 08/18/31 573,069
2,350,000 HSBC Holdings plc 2 .804 05/24/32 1,818,146
3,500,000 HSBC Holdings plc 2 .871 11/22/32 2,674,838
1,500,000 HSBC Holdings plc 4 .762 03/29/33 1,299,991
1,825,000 HSBC Holdings plc 5 .402 08/11/33 1,689,992
2,000,000 HSBC Holdings plc 8 .113 11/03/33 2,116,159
300,000 HSBC Holdings plc 6 .500 05/02/36 293,467
2,700,000 HSBC Holdings plc 6 .500 09/15/37 2,597,668
200,000 HSBC Holdings plc 6 .800 06/01/38 198,501
550,000 HSBC Holdings plc 6 .100 01/14/42 573,394
1,175,000 HSBC Holdings plc 5 .250 03/14/44 989,727
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,218,580
500,000 Huntington Bancshares, Inc 4 .000 05/15/25 486,702
1,000,000 Huntington Bancshares, Inc 4 .443 08/04/28 952,522
1,000,000 Huntington Bancshares, Inc 2 .550 02/04/30 822,554
500,000 e Huntington Bancshares, Inc 5 .023 05/17/33 474,710
500,000 Huntington Bancshares, Inc 2 .487 08/15/36 359,575
1,000,000 Huntington National Bank 4 .552 05/17/28 964,869
1,500,000 Huntington National Bank 5 .650 01/10/30 1,511,451
4,750,000 Industrial & Commercial Bank of China Ltd 3 .538 11/08/27 4,478,498
1,200,000 ING Groep NV 4 .100 10/02/23 1,190,272
575,000 ING Groep NV 3 .550 04/09/24 562,446
1,250,000 ING Groep NV 3 .950 03/29/27 1,183,925
1,500,000 ING Groep NV 1 .726 04/01/27 1,323,718
1,500,000 ING Groep NV 4 .550 10/02/28 1,431,795
1,325,000 ING Groep NV 4 .050 04/09/29 1,220,317
475,000 ING Groep NV 2 .727 04/01/32 378,444

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 300,000 ING Groep NV 4 .252% 03/28/33 $ 264,124
500,000 JPMorgan Chase & Co 3 .375 05/01/23 497,649
475,000 JPMorgan Chase & Co 3 .875 02/01/24 468,826
1,525,000 JPMorgan Chase & Co 3 .625 05/13/24 1,498,670
1,575,000 JPMorgan Chase & Co 3 .797 07/23/24 1,559,350
2,675,000 JPMorgan Chase & Co 3 .875 09/10/24 2,618,476
975,000 JPMorgan Chase & Co 4 .023 12/05/24 960,456
625,000 JPMorgan Chase & Co 3 .125 01/23/25 603,197
1,200,000 JPMorgan Chase & Co 3 .220 03/01/25 1,166,324
2,125,000 JPMorgan Chase & Co 3 .900 07/15/25 2,077,452
2,000,000 JPMorgan Chase & Co 2 .301 10/15/25 1,884,705
6,000,000 JPMorgan Chase & Co 5 .546 12/15/25 6,000,105
2,500,000 JPMorgan Chase & Co 2 .595 02/24/26 2,350,400
2,000,000 JPMorgan Chase & Co 2 .005 03/13/26 1,851,112
3,125,000 JPMorgan Chase & Co 3 .300 04/01/26 2,962,293
2,000,000 JPMorgan Chase & Co 2 .083 04/22/26 1,856,593
4,000,000 JPMorgan Chase & Co 4 .080 04/26/26 3,883,688
1,450,000 JPMorgan Chase & Co 3 .200 06/15/26 1,368,965
1,000,000 JPMorgan Chase & Co 2 .950 10/01/26 932,625
4,000,000 JPMorgan Chase & Co 1 .045 11/19/26 3,528,145
1,350,000 JPMorgan Chase & Co 4 .125 12/15/26 1,304,419
2,450,000 JPMorgan Chase & Co 3 .960 01/29/27 2,335,455
4,000,000 JPMorgan Chase & Co 1 .040 02/04/27 3,479,474
5,200,000 JPMorgan Chase & Co 1 .578 04/22/27 4,569,045
3,000,000 JPMorgan Chase & Co 1 .470 09/22/27 2,597,289
250,000 JPMorgan Chase & Co 4 .250 10/01/27 240,876
325,000 JPMorgan Chase & Co 3 .625 12/01/27 300,449
1,375,000 JPMorgan Chase & Co 3 .782 02/01/28 1,284,656
1,000,000 JPMorgan Chase & Co 2 .947 02/24/28 904,597
4,000,000 JPMorgan Chase & Co 4 .323 04/26/28 3,819,947
425,000 JPMorgan Chase & Co 3 .540 05/01/28 391,092
6,000,000 JPMorgan Chase & Co 2 .182 06/01/28 5,246,298
1,000,000 JPMorgan Chase & Co 4 .851 07/25/28 974,783
3,000,000 JPMorgan Chase & Co 2 .069 06/01/29 2,505,565
2,050,000 JPMorgan Chase & Co 4 .203 07/23/29 1,910,196
1,750,000 JPMorgan Chase & Co 4 .452 12/05/29 1,643,874
4,500,000 JPMorgan Chase & Co 3 .702 05/06/30 4,035,959
1,500,000 JPMorgan Chase & Co 4 .565 06/14/30 1,411,296
2,000,000 JPMorgan Chase & Co 2 .522 04/22/31 1,636,574
1,425,000 JPMorgan Chase & Co 2 .956 05/13/31 1,174,137
5,000,000 JPMorgan Chase & Co 1 .764 11/19/31 3,790,343
2,250,000 JPMorgan Chase & Co 1 .953 02/04/32 1,721,079
3,000,000 JPMorgan Chase & Co 2 .580 04/22/32 2,403,119
3,000,000 JPMorgan Chase & Co 2 .545 11/08/32 2,371,293
6,000,000 JPMorgan Chase & Co 2 .963 01/25/33 4,883,413
2,000,000 JPMorgan Chase & Co 4 .586 04/26/33 1,851,526
2,000,000 JPMorgan Chase & Co 4 .912 07/25/33 1,904,254
4,000,000 JPMorgan Chase & Co 5 .717 09/14/33 3,904,214
958,000 JPMorgan Chase & Co 5 .500 10/15/40 943,973
2,000,000 JPMorgan Chase & Co 3 .109 04/22/41 1,453,450
4,500,000 JPMorgan Chase & Co 2 .525 11/19/41 2,942,003
2,500,000 JPMorgan Chase & Co 3 .157 04/22/42 1,814,807
1,000,000 JPMorgan Chase & Co 5 .625 08/16/43 970,951
1,800,000 JPMorgan Chase & Co 4 .950 06/01/45 1,608,202
2,050,000 JPMorgan Chase & Co 4 .260 02/22/48 1,676,380
1,000,000 JPMorgan Chase & Co 4 .032 07/24/48 788,745
4,500,000 JPMorgan Chase & Co 3 .964 11/15/48 3,509,999
1,750,000 JPMorgan Chase & Co 3 .897 01/23/49 1,340,811
2,000,000 JPMorgan Chase & Co 3 .109 04/22/51 1,310,370
1,500,000 JPMorgan Chase & Co 3 .328 04/22/52 1,013,726

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 750,000 e JPMorgan Chase & Co 6 .000 % N/A‡ $ 733,575
750,000 KeyBank NA 3 .300 06/01/25 719,921
300,000 KeyBank NA 3 .400 05/20/26 281,075
1,000,000 KeyBank NA 5 .850 11/15/27 1,032,180
1,000,000 KeyBank NA 3 .180 12/14/27 961,580
250,000 KeyBank NA 3 .900 04/13/29 225,283
1,500,000 KeyBank NA 4 .900 08/08/32 1,388,187
200,000 KeyCorp 4 .150 10/29/25 194,965
500,000 KeyCorp 4 .100 04/30/28 476,614
1,000,000 KeyCorp 2 .550 10/01/29 842,326
300,000 KeyCorp 4 .789 06/01/33 283,257
1,800,000 Lloyds Banking Group plc 3 .900 03/12/24 1,766,731
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,683,626
1,375,000 Lloyds Banking Group plc 4 .450 05/08/25 1,348,679
325,000 Lloyds Banking Group plc 4 .582 12/10/25 314,697
1,000,000 Lloyds Banking Group plc 2 .438 02/05/26 931,025
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 950,033
225,000 Lloyds Banking Group plc 4 .650 03/24/26 215,444
1,250,000 Lloyds Banking Group plc 4 .716 08/11/26 1,223,042
500,000 Lloyds Banking Group plc 3 .750 01/11/27 465,104
2,000,000 Lloyds Banking Group plc 1 .627 05/11/27 1,731,091
1,000,000 Lloyds Banking Group plc 3 .750 03/18/28 923,109
500,000 Lloyds Banking Group plc 4 .375 03/22/28 474,547
700,000 Lloyds Banking Group plc 4 .550 08/16/28 658,579
1,825,000 Lloyds Banking Group plc 3 .574 11/07/28 1,641,213
1,250,000 Lloyds Banking Group plc 4 .976 08/11/33 1,147,738
1,550,000 Lloyds Banking Group plc 4 .344 01/09/48 1,129,863
1,100,000 Manufacturers & Traders Trust Co 2 .900 02/06/25 1,052,910
1,000,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 1,005,244
1,175,000 Mitsubishi UFJ Financial Group, Inc 3 .761 07/26/23 1,165,272
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .801 07/18/24 961,021
1,000,000 Mitsubishi UFJ Financial Group, Inc 0 .848 09/15/24 965,122
2,000,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,871,789
1,625,000 Mitsubishi UFJ Financial Group, Inc 3 .777 03/02/25 1,580,086
2,500,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 2,270,224
3,000,000 Mitsubishi UFJ Financial Group, Inc 0 .953 07/19/25 2,787,500
750,000 Mitsubishi UFJ Financial Group, Inc 0 .962 10/11/25 689,589
207,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 198,041
225,000 Mitsubishi UFJ Financial Group, Inc 2 .757 09/13/26 205,615
650,000 Mitsubishi UFJ Financial Group, Inc 3 .677 02/22/27 614,521
2,000,000 Mitsubishi UFJ Financial Group, Inc 1 .538 07/20/27 1,733,879
700,000 Mitsubishi UFJ Financial Group, Inc 3 .287 07/25/27 644,810
750,000 Mitsubishi UFJ Financial Group, Inc 1 .640 10/13/27 649,548
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .341 01/19/28 880,184
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .961 03/02/28 949,964
1,000,000 Mitsubishi UFJ Financial Group, Inc 4 .080 04/19/28 942,713
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .017 07/20/28 976,125
300,000 e Mitsubishi UFJ Financial Group, Inc 4 .050 09/11/28 287,575
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .354 09/13/28 992,046
1,250,000 Mitsubishi UFJ Financial Group, Inc 3 .741 03/07/29 1,151,913
1,000,000 Mitsubishi UFJ Financial Group, Inc 3 .195 07/18/29 873,170
1,500,000 Mitsubishi UFJ Financial Group, Inc 2 .559 02/25/30 1,241,360
1,250,000 Mitsubishi UFJ Financial Group, Inc 2 .048 07/17/30 986,000
1,700,000 Mitsubishi UFJ Financial Group, Inc 2 .309 07/20/32 1,308,328
500,000 Mitsubishi UFJ Financial Group, Inc 2 .494 10/13/32 389,579
1,000,000 Mitsubishi UFJ Financial Group, Inc 2 .852 01/19/33 796,027
1,000,000 e Mitsubishi UFJ Financial Group, Inc 4 .315 04/19/33 906,186
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .133 07/20/33 954,822
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .472 09/13/33 981,974
300,000 e Mitsubishi UFJ Financial Group, Inc 4 .286 07/26/38 259,465

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 Mitsubishi UFJ Financial Group, Inc 4 .153% 03/07/39 $ 421,801
1,425,000 Mitsubishi UFJ Financial Group, Inc 3 .751 07/18/39 1,157,592
1,750,000 Mizuho Financial Group, Inc 1 .241 07/10/24 1,707,640
500,000 Mizuho Financial Group, Inc 2 .555 09/13/25 471,925
500,000 Mizuho Financial Group, Inc 2 .226 05/25/26 459,237
200,000 Mizuho Financial Group, Inc 3 .663 02/28/27 185,380
1,000,000 Mizuho Financial Group, Inc 1 .234 05/22/27 866,152
1,000,000 Mizuho Financial Group, Inc 1 .554 07/09/27 871,146
725,000 Mizuho Financial Group, Inc 4 .018 03/05/28 680,193
625,000 Mizuho Financial Group, Inc 4 .254 09/11/29 576,314
1,000,000 Mizuho Financial Group, Inc 3 .261 05/22/30 865,134
1,000,000 Mizuho Financial Group, Inc 3 .153 07/16/30 856,192
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 418,131
500,000 Mizuho Financial Group, Inc 2 .591 05/25/31 401,677
1,000,000 Mizuho Financial Group, Inc 2 .201 07/10/31 780,575
1,000,000 Mizuho Financial Group, Inc 1 .979 09/08/31 764,736
700,000 Mizuho Financial Group, Inc 2 .564 09/13/31 533,408
1,000,000 Mizuho Financial Group, Inc 2 .172 05/22/32 760,232
500,000 e Mizuho Financial Group, Inc 2 .260 07/09/32 381,043
1,000,000 Mizuho Financial Group, Inc 5 .669 09/13/33 992,276
1,500,000 National Australia Bank Ltd 5 .132 11/22/24 1,506,037
300,000 National Australia Bank Ltd 3 .375 01/14/26 286,897
750,000 National Australia Bank Ltd 2 .500 07/12/26 690,725
1,000,000 National Australia Bank Ltd 3 .905 06/09/27 958,522
1,000,000 National Bank of Canada 0 .750 08/06/24 929,988
1,150,000 National Bank of Canada 0 .550 11/15/24 1,100,670
800,000 Natwest Group plc 1 .642 06/14/27 692,369
800,000 Natwest Group plc 3 .032 11/28/35 589,016
2,000,000 NatWest Group plc 7 .472 11/10/26 2,081,200
700,000 NatWest Group plc 5 .516 09/30/28 691,377
725,000 Northern Trust Corp 4 .000 05/10/27 708,153
500,000 Northern Trust Corp 6 .125 11/02/32 527,221
300,000 People's United Bank NA 4 .000 07/15/24 294,532
600,000 PNC Bank NA 2 .950 02/23/25 576,579
550,000 PNC Bank NA 3 .250 06/01/25 530,774
903,000 PNC Bank NA 4 .050 07/26/28 849,648
475,000 PNC Bank NA 2 .700 10/22/29 400,806
500,000 PNC Financial Services Group, Inc 3 .500 01/23/24 492,586
300,000 PNC Financial Services Group, Inc 3 .900 04/29/24 296,324
500,000 PNC Financial Services Group, Inc 2 .200 11/01/24 477,734
1,500,000 PNC Financial Services Group, Inc 2 .600 07/23/26 1,388,508
3,000,000 PNC Financial Services Group, Inc 1 .150 08/13/26 2,633,323
300,000 e PNC Financial Services Group, Inc 3 .150 05/19/27 280,129
1,500,000 PNC Financial Services Group, Inc 5 .354 12/02/28 1,511,806
1,575,000 PNC Financial Services Group, Inc 3 .450 04/23/29 1,439,656
2,000,000 PNC Financial Services Group, Inc 2 .550 01/22/30 1,696,773
750,000 PNC Financial Services Group, Inc 4 .626 06/06/33 692,864
1,000,000 PNC Financial Services Group, Inc 6 .037 10/28/33 1,041,100
825,000 PNC Financial Services Group, Inc 6 .200 N/A‡ 806,231
300,000 Regions Bank 6 .450 06/26/37 311,941
225,000 Regions Financial Corp 2 .250 05/18/25 210,265
1,000,000 Regions Financial Corp 1 .800 08/12/28 848,345
500,000 Royal Bank of Canada 1 .600 04/17/23 495,673
850,000 Royal Bank of Canada 3 .700 10/05/23 841,928
1,000,000 Royal Bank of Canada 0 .425 01/19/24 954,705
1,000,000 Royal Bank of Canada 2 .550 07/16/24 964,769
750,000 Royal Bank of Canada 2 .250 11/01/24 714,931
1,000,000 Royal Bank of Canada 3 .375 04/14/25 966,323
2,000,000 Royal Bank of Canada 1 .150 06/10/25 1,830,663
1,000,000 Royal Bank of Canada 0 .875 01/20/26 887,833

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Royal Bank of Canada 4 .650% 01/27/26 $ 986,642
2,000,000 Royal Bank of Canada 1 .200 04/27/26 1,778,259
2,000,000 Royal Bank of Canada 1 .150 07/14/26 1,761,040
1,500,000 Royal Bank of Canada 1 .400 11/02/26 1,316,000
1,000,000 e Royal Bank of Canada 3 .625 05/04/27 950,398
1,000,000 Royal Bank of Canada 4 .240 08/03/27 974,070
1,600,000 Royal Bank of Canada 2 .300 11/03/31 1,286,889
500,000 Royal Bank of Canada 3 .875 05/04/32 455,283
750,000 Royal Bank of Scotland Group plc 4 .269 03/22/25 733,409
750,000 Royal Bank of Scotland Group plc 4 .800 04/05/26 733,448
300,000 Royal Bank of Scotland Group plc 3 .073 05/22/28 268,095
1,000,000 Royal Bank of Scotland Group plc 4 .892 05/18/29 946,162
750,000 Royal Bank of Scotland Group plc 3 .754 11/01/29 695,622
3,000,000 Royal Bank of Scotland Group plc 5 .076 01/27/30 2,826,095
1,500,000 Royal Bank of Scotland Group plc 4 .445 05/08/30 1,358,264
375,000 Santander Holdings USA, Inc 3 .500 06/07/24 364,319
1,000,000 Santander Holdings USA, Inc 3 .450 06/02/25 952,890
775,000 Santander Holdings USA, Inc 4 .500 07/17/25 757,649
1,850,000 Santander Holdings USA, Inc 3 .244 10/05/26 1,716,922
650,000 Santander Holdings USA, Inc 4 .400 07/13/27 619,885
2,000,000 Santander Holdings USA, Inc 2 .490 01/06/28 1,715,965
775,000 Santander UK Group Holdings plc 3 .373 01/05/24 775,000
1,000,000 Santander UK Group Holdings plc 1 .532 08/21/26 880,885
1,000,000 Santander UK Group Holdings plc 1 .673 06/14/27 850,293
2,000,000 Santander UK Group Holdings plc 2 .469 01/11/28 1,707,919
500,000 Santander UK Group Holdings plc 3 .823 11/03/28 446,810
750,000 Santander UK Group Holdings plc 2 .896 03/15/32 579,536
525,000 State Street Corp 5 .820 11/04/28 542,154
800,000 Sumitomo Mitsui Banking Corp 3 .000 01/18/23 799,374
300,000 Sumitomo Mitsui Banking Corp 3 .950 01/10/24 295,917
500,000 Sumitomo Mitsui Banking Corp 3 .400 07/11/24 484,795
250,000 Sumitomo Mitsui Banking Corp 3 .650 07/23/25 239,549
900,000 Sumitomo Mitsui Financial Group, Inc 3 .748 07/19/23 893,519
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 951,981
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 950,551
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 880,680
1,300,000 Sumitomo Mitsui Financial Group, Inc 3 .784 03/09/26 1,250,422
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .402 09/17/26 870,817
700,000 Sumitomo Mitsui Financial Group, Inc 3 .010 10/19/26 646,193
725,000 Sumitomo Mitsui Financial Group, Inc 3 .446 01/11/27 678,028
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .174 01/14/27 886,443
775,000 Sumitomo Mitsui Financial Group, Inc 3 .364 07/12/27 716,603
500,000 Sumitomo Mitsui Financial Group, Inc 3 .352 10/18/27 459,667
675,000 Sumitomo Mitsui Financial Group, Inc 3 .544 01/17/28 621,308
750,000 e Sumitomo Mitsui Financial Group, Inc 3 .944 07/19/28 705,004
1,500,000 Sumitomo Mitsui Financial Group, Inc 1 .902 09/17/28 1,236,023
500,000 Sumitomo Mitsui Financial Group, Inc 4 .306 10/16/28 479,604
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .472 01/14/29 1,263,376
1,500,000 Sumitomo Mitsui Financial Group, Inc 3 .040 07/16/29 1,296,986
500,000 Sumitomo Mitsui Financial Group, Inc 3 .202 09/17/29 429,278
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .724 09/27/29 843,390
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .750 01/15/30 1,258,640
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .130 07/08/30 1,185,391
1,000,000 Sumitomo Mitsui Financial Group, Inc 2 .142 09/23/30 769,374
1,000,000 Sumitomo Mitsui Financial Group, Inc 1 .710 01/12/31 751,329
1,500,000 e Sumitomo Mitsui Financial Group, Inc 2 .222 09/17/31 1,156,864
1,500,000 Sumitomo Mitsui Financial Group, Inc 2 .296 01/12/41 941,555
1,000,000 e Sumitomo Mitsui Financial Group, Inc 2 .930 09/17/41 672,433
1,500,000 e Sumitomo Mitsui Financial Group, Inc 3 .050 01/14/42 1,048,265
1,000,000 SVB Financial Group 1 .800 10/28/26 875,000

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 500,000 SVB Financial Group 4 .345% 04/29/28 $ 472,817
750,000 SVB Financial Group 2 .100 05/15/28 620,103
300,000 SVB Financial Group 3 .125 06/05/30 248,337
500,000 e SVB Financial Group 4 .570 04/29/33 442,395
889,000 Svenska Handelsbanken AB 3 .900 11/20/23 880,134
1,000,000 Synchrony Bank 5 .625 08/23/27 974,432
1,000,000 Synovus Financial Corp 5 .200 08/11/25 986,506
500,000 Toronto-Dominion Bank 3 .500 07/19/23 496,404
1,525,000 Toronto-Dominion Bank 3 .250 03/11/24 1,492,921
1,250,000 Toronto-Dominion Bank 2 .650 06/12/24 1,209,200
1,000,000 Toronto-Dominion Bank 1 .150 06/12/25 912,264
1,000,000 Toronto-Dominion Bank 0 .750 09/11/25 892,607
2,000,000 Toronto-Dominion Bank 0 .750 01/06/26 1,768,447
2,000,000 Toronto-Dominion Bank 1 .200 06/03/26 1,763,541
1,500,000 Toronto-Dominion Bank 1 .250 09/10/26 1,311,609
1,000,000 Toronto-Dominion Bank 2 .800 03/10/27 917,098
3,000,000 Toronto-Dominion Bank 4 .108 06/08/27 2,899,951
1,500,000 Toronto-Dominion Bank 4 .693 09/15/27 1,482,858
1,500,000 Toronto-Dominion Bank 2 .000 09/10/31 1,181,078
1,000,000 Toronto-Dominion Bank 3 .625 09/15/31 921,053
1,000,000 Toronto-Dominion Bank 2 .450 01/12/32 809,939
500,000 Toronto-Dominion Bank 3 .200 03/10/32 430,484
800,000 Toronto-Dominion Bank 4 .456 06/08/32 762,536
500,000 Truist Bank 3 .000 02/02/23 499,277
500,000 Truist Bank 3 .689 08/02/24 495,445
750,000 Truist Bank 2 .150 12/06/24 713,018
1,000,000 Truist Bank 1 .500 03/10/25 927,770
500,000 Truist Bank 3 .625 09/16/25 480,112
200,000 Truist Bank 4 .050 11/03/25 195,994
375,000 Truist Bank 3 .300 05/15/26 350,758
500,000 Truist Bank 3 .800 10/30/26 472,796
750,000 Truist Bank 2 .636 09/17/29 701,390
475,000 Truist Bank 2 .250 03/11/30 385,158
1,000,000 Truist Financial Corp 2 .500 08/01/24 960,870
825,000 Truist Financial Corp 2 .850 10/26/24 795,519
900,000 Truist Financial Corp 4 .000 05/01/25 879,741
975,000 Truist Financial Corp 3 .700 06/05/25 947,930
750,000 Truist Financial Corp 1 .200 08/05/25 685,990
1,000,000 Truist Financial Corp 4 .260 07/28/26 982,556
1,300,000 Truist Financial Corp 1 .267 03/02/27 1,151,670
1,000,000 Truist Financial Corp 1 .125 08/03/27 842,993
750,000 Truist Financial Corp 4 .123 06/06/28 717,806
500,000 Truist Financial Corp 3 .875 03/19/29 461,051
2,000,000 Truist Financial Corp 1 .887 06/07/29 1,674,064
1,000,000 Truist Financial Corp 4 .916 07/28/33 937,993
1,000,000 Truist Financial Corp 6 .123 10/28/33 1,052,102
125,000 US Bancorp 3 .700 01/30/24 123,361
1,225,000 US Bancorp 3 .375 02/05/24 1,203,116
2,225,000 US Bancorp 3 .600 09/11/24 2,177,949
125,000 US Bancorp 3 .950 11/17/25 121,948
750,000 US Bancorp 3 .100 04/27/26 708,387
700,000 US Bancorp 2 .375 07/22/26 645,918
1,175,000 US Bancorp 3 .150 04/27/27 1,103,112
750,000 US Bancorp 3 .900 04/26/28 719,259
600,000 US Bancorp 3 .000 07/30/29 526,786
2,500,000 US Bancorp 1 .375 07/22/30 1,932,236
1,000,000 US Bancorp 4 .967 07/22/33 948,779
1,000,000 US Bancorp 5 .850 10/21/33 1,038,140
1,000,000 US Bancorp 2 .491 11/03/36 760,972
750,000 US Bank NA 2 .800 01/27/25 722,589

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Valley National Bancorp 3 .000% 06/15/31 $ 879,369
125,000 Wachovia Corp 5 .500 08/01/35 121,343
200,000 Webster Financial Corp 4 .100 03/25/29 181,310
334,000 Wells Fargo & Co 4 .480 01/16/24 331,452
2,700,000 Wells Fargo & Co 3 .300 09/09/24 2,620,256
4,100,000 Wells Fargo & Co 3 .000 02/19/25 3,927,457
1,125,000 Wells Fargo & Co 3 .550 09/29/25 1,081,891
2,000,000 Wells Fargo & Co 2 .406 10/30/25 1,891,352
1,500,000 Wells Fargo & Co 2 .164 02/11/26 1,398,350
3,350,000 Wells Fargo & Co 3 .000 04/22/26 3,133,290
2,000,000 Wells Fargo & Co 3 .908 04/25/26 1,943,814
1,000,000 Wells Fargo & Co 2 .188 04/30/26 930,658
1,250,000 Wells Fargo & Co 4 .100 06/03/26 1,210,315
1,700,000 Wells Fargo & Co 4 .540 08/15/26 1,665,931
2,575,000 Wells Fargo & Co 3 .000 10/23/26 2,379,855
1,500,000 Wells Fargo & Co 3 .196 06/17/27 1,391,373
1,200,000 Wells Fargo & Co 4 .300 07/22/27 1,154,792
1,300,000 Wells Fargo & Co 3 .526 03/24/28 1,203,801
2,125,000 Wells Fargo & Co 3 .584 05/22/28 1,973,052
5,000,000 Wells Fargo & Co 2 .393 06/02/28 4,412,944
1,000,000 Wells Fargo & Co 4 .808 07/25/28 976,696
6,175,000 Wells Fargo & Co 4 .150 01/24/29 5,804,051
4,950,000 Wells Fargo & Co 2 .879 10/30/30 4,204,553
3,000,000 Wells Fargo & Co 2 .572 02/11/31 2,484,199
5,000,000 Wells Fargo & Co 4 .478 04/04/31 4,687,028
6,000,000 Wells Fargo & Co 3 .350 03/02/33 5,054,387
3,500,000 Wells Fargo & Co 4 .897 07/25/33 3,323,366
7,025,000 Wells Fargo & Co 3 .068 04/30/41 5,010,866
1,050,000 Wells Fargo & Co 5 .375 11/02/43 976,159
1,468,000 Wells Fargo & Co 5 .606 01/15/44 1,423,217
475,000 Wells Fargo & Co 4 .650 11/04/44 399,844
1,500,000 Wells Fargo & Co 3 .900 05/01/45 1,155,353
950,000 Wells Fargo & Co 4 .900 11/17/45 817,828
3,250,000 Wells Fargo & Co 4 .400 06/14/46 2,610,484
1,975,000 Wells Fargo & Co 4 .750 12/07/46 1,653,957
1,500,000 Wells Fargo & Co 5 .013 04/04/51 1,321,314
2,000,000 Wells Fargo & Co 4 .611 04/25/53 1,693,424
250,000 Wells Fargo Bank NA 6 .600 01/15/38 270,097
1,000,000 Western Alliance Bancorp 3 .000 06/15/31 843,975
300,000 Westpac Banking Corp 2 .750 01/11/23 299,879
2,000,000 Westpac Banking Corp 2 .350 02/19/25 1,897,658
1,000,000 Westpac Banking Corp 2 .850 05/13/26 937,824
2,000,000 Westpac Banking Corp 1 .150 06/03/26 1,765,872
675,000 Westpac Banking Corp 2 .700 08/19/26 626,787
850,000 Westpac Banking Corp 3 .350 03/08/27 799,780
1,500,000 e Westpac Banking Corp 4 .043 08/26/27 1,460,683
2,000,000 Westpac Banking Corp 5 .457 11/18/27 2,042,540
725,000 Westpac Banking Corp 3 .400 01/25/28 675,356
2,000,000 Westpac Banking Corp 1 .953 11/20/28 1,700,787
1,000,000 Westpac Banking Corp 2 .894 02/04/30 916,781
1,500,000 e Westpac Banking Corp 2 .150 06/03/31 1,244,998
950,000 Westpac Banking Corp 4 .322 11/23/31 894,102
1,000,000 Westpac Banking Corp 5 .405 08/10/33 933,720
600,000 Westpac Banking Corp 4 .110 07/24/34 514,421
2,350,000 Westpac Banking Corp 2 .668 11/15/35 1,746,653
500,000 Westpac Banking Corp 3 .020 11/18/36 371,734
900,000 e Westpac Banking Corp 4 .421 07/24/39 742,884
225,000 Westpac Banking Corp 2 .963 11/16/40 148,560

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 400,000 Zions Bancorp NA 3 .250% 10/29/29 $ 326,880
TOTAL BANKS 845,085,222
CAPITAL GOODS - 1 .1%
600,000 3M Co 3 .250 02/14/24 588,827
1,000,000 3M Co 2 .000 02/14/25 947,093
1,200,000 e 3M Co 3 .000 08/07/25 1,149,991
675,000 3M Co 2 .875 10/15/27 622,936
925,000 3M Co 3 .625 09/14/28 877,437
500,000 e 3M Co 3 .375 03/01/29 460,626
1,000,000 e 3M Co 2 .375 08/26/29 848,139
200,000 e 3M Co 3 .125 09/19/46 136,956
300,000 3M Co 3 .625 10/15/47 223,228
1,150,000 e 3M Co 4 .000 09/14/48 904,009
875,000 e 3M Co 3 .250 08/26/49 607,623
820,000 e 3M Co 3 .700 04/15/50 627,688
1,000,000 Acuity Brands Lighting, Inc 2 .150 12/15/30 767,949
200,000 Air Lease Corp 2 .750 01/15/23 199,765
750,000 Air Lease Corp 3 .875 07/03/23 743,227
2,000,000 Air Lease Corp 0 .700 02/15/24 1,889,189
750,000 Air Lease Corp 2 .300 02/01/25 698,272
750,000 Air Lease Corp 3 .375 07/01/25 709,366
1,000,000 Air Lease Corp 2 .875 01/15/26 925,256
1,000,000 Air Lease Corp 3 .750 06/01/26 936,658
1,500,000 Air Lease Corp 1 .875 08/15/26 1,302,806
1,000,000 Air Lease Corp 2 .200 01/15/27 871,458
500,000 Air Lease Corp 3 .625 04/01/27 455,569
200,000 Air Lease Corp 3 .625 12/01/27 180,907
300,000 Air Lease Corp 4 .625 10/01/28 280,602
500,000 Air Lease Corp 3 .250 10/01/29 425,738
750,000 Air Lease Corp 3 .000 02/01/30 625,480
500,000 Air Lease Corp 3 .125 12/01/30 414,348
200,000 Aircastle Ltd 4 .400 09/25/23 198,008
1,000,000 Aircastle Ltd 4 .125 05/01/24 966,649
500,000 Aircastle Ltd 4 .250 06/15/26 470,216
500,000 Allegion plc 3 .500 10/01/29 430,830
100,000 Boeing Co 4 .508 05/01/23 99,815
1,500,000 Boeing Co 1 .950 02/01/24 1,445,033
2,000,000 Boeing Co 1 .433 02/04/24 1,916,614
300,000 Boeing Co 2 .800 03/01/24 290,888
5,700,000 Boeing Co 4 .875 05/01/25 5,656,355
400,000 e Boeing Co 2 .600 10/30/25 371,692
2,000,000 Boeing Co 2 .750 02/01/26 1,853,453
3,000,000 Boeing Co 2 .196 02/04/26 2,725,688
300,000 Boeing Co 3 .100 05/01/26 282,289
200,000 Boeing Co 2 .250 06/15/26 180,039
500,000 Boeing Co 2 .700 02/01/27 451,330
250,000 Boeing Co 2 .800 03/01/27 225,584
1,900,000 Boeing Co 5 .040 05/01/27 1,879,057
500,000 Boeing Co 3 .250 03/01/28 446,921
125,000 Boeing Co 3 .450 11/01/28 111,822
600,000 Boeing Co 3 .200 03/01/29 526,134
750,000 Boeing Co 2 .950 02/01/30 635,192
1,600,000 Boeing Co 5 .150 05/01/30 1,561,023
1,000,000 Boeing Co 3 .625 02/01/31 876,167
300,000 Boeing Co 3 .600 05/01/34 239,871
425,000 Boeing Co 3 .250 02/01/35 323,212
500,000 Boeing Co 3 .550 03/01/38 368,382
600,000 Boeing Co 3 .500 03/01/39 432,357
350,000 Boeing Co 5 .875 02/15/40 335,966

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 2,000,000 Boeing Co 5 .705% 05/01/40 $ 1,907,125
300,000 Boeing Co 3 .375 06/15/46 194,925
250,000 Boeing Co 3 .650 03/01/47 167,704
100,000 Boeing Co 3 .625 03/01/48 65,427
100,000 Boeing Co 3 .850 11/01/48 68,640
5,000,000 Boeing Co 5 .805 05/01/50 4,635,879
125,000 Boeing Co 3 .825 03/01/59 79,912
750,000 Boeing Co 3 .950 08/01/59 503,640
4,500,000 Boeing Co 5 .930 05/01/60 4,099,249
200,000 Carlisle Cos, Inc 3 .500 12/01/24 193,264
1,000,000 Carlisle Cos, Inc 2 .750 03/01/30 832,092
1,000,000 Carlisle Cos, Inc 2 .200 03/01/32 759,688
1,444,000 Carrier Global Corp 2 .493 02/15/27 1,301,640
1,100,000 Carrier Global Corp 2 .722 02/15/30 926,083
150,000 Carrier Global Corp 2 .700 02/15/31 123,788
2,000,000 Carrier Global Corp 3 .377 04/05/40 1,517,945
900,000 Carrier Global Corp 3 .577 04/05/50 641,750
1,000,000 Caterpillar Financial Services Corp 2 .850 05/17/24 972,163
1,000,000 Caterpillar Financial Services Corp 4 .900 01/17/25 1,002,639
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 971,530
1,000,000 Caterpillar Financial Services Corp 1 .450 05/15/25 928,306
1,000,000 Caterpillar Financial Services Corp 0 .800 11/13/25 896,954
3,000,000 Caterpillar Financial Services Corp 0 .900 03/02/26 2,673,604
500,000 Caterpillar Financial Services Corp 2 .400 08/09/26 461,541
2,000,000 Caterpillar Financial Services Corp 1 .150 09/14/26 1,765,187
1,000,000 Caterpillar Financial Services Corp 3 .600 08/12/27 954,213
2,775,000 Caterpillar, Inc 3 .400 05/15/24 2,721,229
500,000 Caterpillar, Inc 2 .600 09/19/29 439,795
1,000,000 e Caterpillar, Inc 1 .900 03/12/31 811,579
225,000 Caterpillar, Inc 5 .200 05/27/41 228,781
2,363,000 Caterpillar, Inc 3 .803 08/15/42 2,013,021
300,000 Caterpillar, Inc 4 .300 05/15/44 270,940
750,000 Caterpillar, Inc 3 .250 09/19/49 565,189
750,000 Caterpillar, Inc 3 .250 04/09/50 567,271
225,000 CNH Industrial Capital LLC 1 .950 07/02/23 221,162
1,000,000 CNH Industrial Capital LLC 1 .875 01/15/26 906,793
1,000,000 CNH Industrial Capital LLC 1 .450 07/15/26 881,306
500,000 CNH Industrial NV 3 .850 11/15/27 468,324
200,000 Crane Co 4 .200 03/15/48 141,267
200,000 Cummins, Inc 3 .650 10/01/23 198,056
500,000 Cummins, Inc 0 .750 09/01/25 450,808
1,000,000 Cummins, Inc 1 .500 09/01/30 784,243
200,000 Cummins, Inc 4 .875 10/01/43 188,826
750,000 Cummins, Inc 2 .600 09/01/50 464,307
218,000 Deere & Co 5 .375 10/16/29 225,800
500,000 e Deere & Co 2 .875 09/07/49 356,399
825,000 Dover Corp 3 .150 11/15/25 785,517
100,000 Dover Corp 2 .950 11/04/29 87,032
100,000 Dover Corp 5 .375 03/01/41 96,125
200,000 Eaton Corp 3 .103 09/15/27 186,047
150,000 Eaton Corp 4 .000 11/02/32 138,121
1,250,000 Eaton Corp 4 .150 03/15/33 1,162,022
925,000 Eaton Corp 4 .150 11/02/42 790,487
200,000 Eaton Corp 3 .915 09/15/47 162,367
1,250,000 Eaton Corp 4 .700 08/23/52 1,130,942
200,000 Emerson Electric Co 3 .150 06/01/25 193,093
1,000,000 Emerson Electric Co 0 .875 10/15/26 865,095
500,000 Emerson Electric Co 1 .800 10/15/27 436,334
500,000 Emerson Electric Co 2 .000 12/21/28 424,564
750,000 Emerson Electric Co 1 .950 10/15/30 606,808

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 Emerson Electric Co 2 .200% 12/21/31 $ 404,153
200,000 Emerson Electric Co 5 .250 11/15/39 196,665
500,000 Emerson Electric Co 2 .750 10/15/50 322,737
500,000 Emerson Electric Co 2 .800 12/21/51 321,667
500,000 Flowserve Corp 3 .500 10/01/30 416,780
1,000,000 Flowserve Corp 2 .800 01/15/32 749,045
875,000 Fortive Corp 3 .150 06/15/26 817,056
250,000 Fortive Corp 4 .300 06/15/46 195,025
600,000 Fortune Brands Home & Security, Inc 4 .000 09/21/23 595,698
200,000 Fortune Brands Home & Security, Inc 4 .000 06/15/25 194,617
500,000 Fortune Brands Home & Security, Inc 4 .000 03/25/32 433,521
500,000 Fortune Brands Home & Security, Inc 4 .500 03/25/52 375,378
200,000 GATX Corp 4 .350 02/15/24 197,040
500,000 GATX Corp 3 .250 09/15/26 463,607
200,000 GATX Corp 3 .500 03/15/28 181,466
200,000 GATX Corp 4 .550 11/07/28 189,652
425,000 GATX Corp 4 .700 04/01/29 403,680
500,000 GATX Corp 4 .000 06/30/30 443,068
1,000,000 GATX Corp 1 .900 06/01/31 737,354
500,000 GATX Corp 4 .900 03/15/33 466,219
225,000 GATX Corp 5 .200 03/15/44 194,932
3,000,000 General Dynamics Corp 1 .150 06/01/26 2,663,540
900,000 General Dynamics Corp 2 .250 06/01/31 752,815
1,000,000 General Dynamics Corp 2 .850 06/01/41 739,502
225,000 General Dynamics Corp 3 .600 11/15/42 184,121
1,950,000 General Dynamics Corp 4 .250 04/01/50 1,729,697
2,300,000 Honeywell International, Inc 1 .350 06/01/25 2,126,213
1,700,000 Honeywell International, Inc 2 .500 11/01/26 1,565,633
2,000,000 Honeywell International, Inc 1 .100 03/01/27 1,738,094
950,000 Honeywell International, Inc 1 .950 06/01/30 783,913
782,000 Honeywell International, Inc 3 .812 11/21/47 646,192
575,000 e Honeywell International, Inc 2 .800 06/01/50 408,621
200,000 Hubbell, Inc 3 .350 03/01/26 189,957
500,000 Hubbell, Inc 3 .150 08/15/27 454,518
200,000 Hubbell, Inc 3 .500 02/15/28 184,088
1,000,000 Hubbell, Inc 2 .300 03/15/31 794,488
1,000,000 Huntington Ingalls Industries, Inc 0 .670 08/16/23 970,970
500,000 Huntington Ingalls Industries, Inc 3 .844 05/01/25 483,104
500,000 Huntington Ingalls Industries, Inc 4 .200 05/01/30 453,814
500,000 IDEX Corp 3 .000 05/01/30 427,922
1,000,000 e IDEX Corp 2 .625 06/15/31 827,800
1,000,000 Illinois Tool Works, Inc 2 .650 11/15/26 928,696
200,000 Illinois Tool Works, Inc 4 .875 09/15/41 192,987
1,000,000 Illinois Tool Works, Inc 3 .900 09/01/42 849,398
300,000 Ingersoll-Rand Global Holding Co Ltd 4 .250 06/15/23 299,305
400,000 Ingersoll-Rand Global Holding Co Ltd 3 .750 08/21/28 374,563
200,000 Ingersoll-Rand Global Holding Co Ltd 5 .750 06/15/43 195,756
450,000 Ingersoll-Rand Global Holding Co Ltd 4 .300 02/21/48 345,656
600,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .550 11/01/24 584,635
100,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .500 03/21/26 94,335
1,000,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 920,376
300,000 Ingersoll-Rand Luxembourg Finance S.A. 4 .500 03/21/49 243,074
750,000 John Deere Capital Corp 3 .450 01/10/24 740,408
3,000,000 John Deere Capital Corp 0 .450 06/07/24 2,819,482
850,000 John Deere Capital Corp 2 .650 06/24/24 824,249
500,000 John Deere Capital Corp 2 .050 01/09/25 474,631
125,000 John Deere Capital Corp 3 .400 09/11/25 120,960
1,000,000 John Deere Capital Corp 0 .700 01/15/26 889,840
500,000 John Deere Capital Corp 2 .250 09/14/26 460,330
1,000,000 John Deere Capital Corp 1 .300 10/13/26 884,047

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,500,000 John Deere Capital Corp 1 .700% 01/11/27 $ 1,337,548
250,000 John Deere Capital Corp 1 .750 03/09/27 222,606
200,000 John Deere Capital Corp 2 .800 09/08/27 184,205
1,000,000 John Deere Capital Corp 4 .150 09/15/27 980,720
200,000 John Deere Capital Corp 3 .050 01/06/28 186,742
2,000,000 John Deere Capital Corp 1 .500 03/06/28 1,705,516
1,500,000 John Deere Capital Corp 3 .350 04/18/29 1,386,111
500,000 John Deere Capital Corp 2 .800 07/18/29 445,439
1,000,000 John Deere Capital Corp 4 .850 10/11/29 1,000,973
500,000 John Deere Capital Corp 2 .450 01/09/30 430,775
1,000,000 John Deere Capital Corp 1 .450 01/15/31 781,790
2,000,000 John Deere Capital Corp 2 .000 06/17/31 1,615,693
450,000 John Deere Capital Corp 3 .900 06/07/32 420,062
1,000,000 John Deere Capital Corp 4 .350 09/15/32 971,442
474,000 Johnson Controls International plc 3 .900 02/14/26 460,284
1,000,000 Johnson Controls International plc 1 .750 09/15/30 798,776
1,000,000 Johnson Controls International plc 2 .000 09/16/31 789,345
500,000 Johnson Controls International plc 4 .900 12/01/32 491,471
207,000 Johnson Controls International plc 6 .000 01/15/36 214,853
325,000 Johnson Controls International plc 4 .625 07/02/44 281,323
35,000 Johnson Controls International plc 5 .125 09/14/45 32,006
300,000 Johnson Controls International plc 4 .500 02/15/47 246,565
280,000 Johnson Controls International plc (Step Bond) 3 .625 07/02/24 273,737
72,000 Johnson Controls International plc (Step Bond) 4 .950 07/02/64 59,706
200,000 Kennametal, Inc 4 .625 06/15/28 187,620
1,000,000 Kennametal, Inc 2 .800 03/01/31 781,043
37,000 KLA-Tencor Corp 4 .650 11/01/24 36,888
300,000 KLA-Tencor Corp 4 .100 03/15/29 289,454
500,000 KLA-Tencor Corp 5 .000 03/15/49 465,986
52,000 L3Harris Technologies, Inc 3 .950 05/28/24 51,156
600,000 L3Harris Technologies, Inc 3 .850 12/15/26 572,207
625,000 L3Harris Technologies, Inc 4 .400 06/15/28 598,260
1,275,000 L3Harris Technologies, Inc 4 .400 06/15/28 1,220,450
175,000 L3Harris Technologies, Inc 2 .900 12/15/29 149,274
1,000,000 L3Harris Technologies, Inc 1 .800 01/15/31 767,441
300,000 L3Harris Technologies, Inc 4 .854 04/27/35 279,534
600,000 L3Harris Technologies, Inc 5 .054 04/27/45 537,551
100,000 Legrand France S.A. 8 .500 02/15/25 108,128
100,000 Lennox International, Inc 3 .000 11/15/23 98,216
100,000 Lennox International, Inc 1 .350 08/01/25 90,513
100,000 Lennox International, Inc 1 .700 08/01/27 85,718
1,100,000 Lockheed Martin Corp 3 .550 01/15/26 1,068,542
750,000 Lockheed Martin Corp 5 .100 11/15/27 766,528
150,000 Lockheed Martin Corp 1 .850 06/15/30 123,190
625,000 Lockheed Martin Corp 3 .900 06/15/32 588,934
550,000 Lockheed Martin Corp 5 .250 01/15/33 567,064
300,000 Lockheed Martin Corp 3 .600 03/01/35 266,273
500,000 Lockheed Martin Corp 4 .500 05/15/36 477,125
1,833,000 Lockheed Martin Corp 4 .070 12/15/42 1,585,666
275,000 Lockheed Martin Corp 3 .800 03/01/45 224,585
200,000 Lockheed Martin Corp 4 .700 05/15/46 184,784
1,150,000 Lockheed Martin Corp 2 .800 06/15/50 773,971
1,894,000 Lockheed Martin Corp 4 .090 09/15/52 1,586,157
1,000,000 Lockheed Martin Corp 4 .150 06/15/53 848,137
750,000 Lockheed Martin Corp 5 .700 11/15/54 785,821
1,000,000 Lockheed Martin Corp 4 .300 06/15/62 840,017
750,000 Lockheed Martin Corp 5 .900 11/15/63 805,188
200,000 Masco Corp 3 .500 11/15/27 185,250
200,000 Masco Corp 1 .500 02/15/28 165,579
500,000 Masco Corp 2 .000 10/01/30 387,539

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 550,000 Masco Corp 2 .000% 02/15/31 $ 423,168
700,000 e Masco Corp 4 .500 05/15/47 547,348
1,000,000 Masco Corp 3 .125 02/15/51 620,259
400,000 Northrop Grumman Corp 3 .250 08/01/23 397,430
300,000 Northrop Grumman Corp 3 .200 02/01/27 281,251
3,275,000 Northrop Grumman Corp 3 .250 01/15/28 3,020,368
425,000 Northrop Grumman Corp 4 .400 05/01/30 407,825
100,000 Northrop Grumman Corp 5 .050 11/15/40 95,942
700,000 Northrop Grumman Corp 4 .750 06/01/43 646,699
300,000 Northrop Grumman Corp 3 .850 04/15/45 239,270
1,450,000 Northrop Grumman Corp 4 .030 10/15/47 1,201,589
1,000,000 Northrop Grumman Corp 5 .250 05/01/50 984,690
100,000 Oshkosh Corp 3 .100 03/01/30 84,335
1,000,000 Otis Worldwide Corp 2 .056 04/05/25 935,622
1,000,000 Otis Worldwide Corp 2 .293 04/05/27 895,028
525,000 Otis Worldwide Corp 2 .565 02/15/30 441,105
500,000 Otis Worldwide Corp 3 .112 02/15/40 364,647
450,000 Otis Worldwide Corp 3 .362 02/15/50 314,741
200,000 Parker-Hannifin Corp 2 .700 06/14/24 192,592
300,000 Parker-Hannifin Corp 3 .300 11/21/24 289,625
650,000 Parker-Hannifin Corp 3 .250 03/01/27 607,094
1,500,000 Parker-Hannifin Corp 4 .250 09/15/27 1,455,292
1,825,000 Parker-Hannifin Corp 3 .250 06/14/29 1,629,721
1,500,000 Parker-Hannifin Corp 4 .500 09/15/29 1,437,374
200,000 Parker-Hannifin Corp 4 .200 11/21/34 180,177
200,000 Parker-Hannifin Corp 4 .450 11/21/44 171,258
750,000 Parker-Hannifin Corp 4 .100 03/01/47 597,825
225,000 Parker-Hannifin Corp 4 .000 06/14/49 177,814
500,000 Pentair Finance Sarl 5 .900 07/15/32 490,036
775,000 Precision Castparts Corp 3 .250 06/15/25 746,977
400,000 Precision Castparts Corp 4 .200 06/15/35 365,610
100,000 Precision Castparts Corp 3 .900 01/15/43 82,573
1,000,000 Quanta Services, Inc 2 .900 10/01/30 822,221
600,000 Quanta Services, Inc 2 .350 01/15/32 455,598
1,000,000 Quanta Services, Inc 3 .050 10/01/41 657,070
52,000 Raytheon Technologies Corp 3 .650 08/16/23 51,562
500,000 Raytheon Technologies Corp 3 .200 03/15/24 490,268
300,000 Raytheon Technologies Corp 3 .150 12/15/24 288,855
1,325,000 Raytheon Technologies Corp 3 .500 03/15/27 1,261,819
200,000 Raytheon Technologies Corp 7 .200 08/15/27 219,591
2,550,000 Raytheon Technologies Corp 4 .125 11/16/28 2,440,625
4,500,000 Raytheon Technologies Corp 2 .250 07/01/30 3,744,647
1,000,000 Raytheon Technologies Corp 1 .900 09/01/31 785,108
1,000,000 Raytheon Technologies Corp 2 .375 03/15/32 809,816
100,000 Raytheon Technologies Corp 4 .700 12/15/41 90,123
2,150,000 Raytheon Technologies Corp 4 .500 06/01/42 1,933,534
125,000 Raytheon Technologies Corp 4 .800 12/15/43 114,285
150,000 Raytheon Technologies Corp 4 .200 12/15/44 117,996
700,000 Raytheon Technologies Corp 4 .350 04/15/47 595,334
2,000,000 Raytheon Technologies Corp 3 .125 07/01/50 1,400,063
1,000,000 Raytheon Technologies Corp 2 .820 09/01/51 647,764
1,000,000 Raytheon Technologies Corp 3 .030 03/15/52 677,949
400,000 Rockwell Automation, Inc 3 .500 03/01/29 372,461
150,000 Rockwell Automation, Inc 1 .750 08/15/31 118,756
400,000 Rockwell Automation, Inc 4 .200 03/01/49 337,118
1,000,000 Rockwell Automation, Inc 2 .800 08/15/61 592,925
200,000 Snap-on, Inc 3 .250 03/01/27 188,944
200,000 Snap-on, Inc 4 .100 03/01/48 166,759
500,000 Snap-on, Inc 3 .100 05/01/50 356,401
500,000 Stanley Black & Decker, Inc 3 .400 03/01/26 476,835

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 300,000 Stanley Black & Decker, Inc 4 .250% 11/15/28 $ 287,988
1,000,000 Stanley Black & Decker, Inc 2 .300 03/15/30 819,441
1,000,000 e Stanley Black & Decker, Inc 3 .000 05/15/32 843,645
100,000 Stanley Black & Decker, Inc 5 .200 09/01/40 94,318
425,000 Stanley Black & Decker, Inc 4 .850 11/15/48 369,195
1,500,000 Stanley Black & Decker, Inc 2 .750 11/15/50 911,605
450,000 Stanley Black & Decker, Inc 4 .000 03/15/60 382,981
150,000 Textron, Inc 4 .000 03/15/26 144,265
500,000 Textron, Inc 3 .650 03/15/27 466,111
100,000 Textron, Inc 3 .375 03/01/28 90,953
750,000 Textron, Inc 3 .900 09/17/29 679,311
500,000 Textron, Inc 3 .000 06/01/30 424,914
300,000 e Textron, Inc 2 .450 03/15/31 240,071
250,000 Timken Co 3 .875 09/01/24 243,725
200,000 Timken Co 4 .500 12/15/28 190,160
1,000,000 Timken Co 4 .125 04/01/32 889,926
100,000 Trimble, Inc 4 .150 06/15/23 99,305
625,000 Trimble, Inc 4 .900 06/15/28 599,263
725,000 United Technologies Corp 3 .125 05/04/27 675,133
750,000 United Technologies Corp 4 .450 11/16/38 681,242
1,650,000 United Technologies Corp 4 .150 05/15/45 1,375,516
2,325,000 United Technologies Corp 4 .625 11/16/48 2,094,988
200,000 Valmont Industries, Inc 5 .000 10/01/44 171,820
200,000 Valmont Industries, Inc 5 .250 10/01/54 169,413
600,000 Wabtec Corp 4 .400 03/15/24 590,222
300,000 Wabtec Corp 3 .450 11/15/26 278,630
875,000 Wabtec Corp 4 .950 09/15/28 840,047
500,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 470,724
750,000 WW Grainger, Inc 1 .850 02/15/25 704,076
800,000 WW Grainger, Inc 4 .600 06/15/45 727,435
200,000 WW Grainger, Inc 3 .750 05/15/46 156,011
125,000 WW Grainger, Inc 4 .200 05/15/47 104,256
775,000 Xylem, Inc 3 .250 11/01/26 723,196
225,000 Xylem, Inc 1 .950 01/30/28 193,492
150,000 Xylem, Inc 2 .250 01/30/31 121,680
100,000 Xylem, Inc 4 .375 11/01/46 82,735
TOTAL CAPITAL GOODS 224,348,340
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
1,000,000 Air Lease Corp 5 .850 12/15/27 998,863
750,000 BayCare Health System, Inc 3 .831 11/15/50 595,570
225,000 g Daimler Finance North America LLC 3 .650 02/22/24 221,122
925,000 Daimler Finance North America LLC 8 .500 01/18/31 1,140,336
500,000 eBay, Inc 5 .950 11/22/27 513,426
500,000 eBay, Inc 6 .300 11/22/32 519,518
125,000 Equifax, Inc 2 .600 12/15/25 116,270
1,000,000 Equifax, Inc 5 .100 12/15/27 987,090
100,000 Equifax, Inc 3 .100 05/15/30 84,135
2,000,000 Equifax, Inc 2 .350 09/15/31 1,551,902
865,000 Fred Hutchinson Cancer Center 4 .966 01/01/52 800,028
500,000 Leidos, Inc 2 .950 05/15/23 496,008
500,000 Leidos, Inc 3 .625 05/15/25 480,133
100,000 Leidos, Inc 4 .375 05/15/30 90,176
1,000,000 Leidos, Inc 2 .300 02/15/31 766,055
380,000 MidMichigan Health 3 .409 06/01/50 261,130
100,000 Partners Healthcare System, Inc 3 .765 07/01/48 78,096
750,000 Partners Healthcare System, Inc 3 .192 07/01/49 516,247
100,000 Partners Healthcare System, Inc 4 .117 07/01/55 79,108
1,000,000 Partners Healthcare System, Inc 3 .342 07/01/60 664,507
625,000 RELX Capital, Inc 4 .000 03/18/29 578,808

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 100,000 RELX Capital, Inc 3 .000% 05/22/30 $ 85,215
275,000 RELX Capital, Inc 4 .750 05/20/32 264,240
750,000 Republic Services, Inc 3 .200 03/15/25 719,149
275,000 Republic Services, Inc 0 .875 11/15/25 246,298
900,000 Republic Services, Inc 2 .900 07/01/26 838,357
100,000 Republic Services, Inc 3 .375 11/15/27 93,171
500,000 Republic Services, Inc 2 .300 03/01/30 418,463
1,000,000 Republic Services, Inc 1 .450 02/15/31 770,921
575,000 e Republic Services, Inc 1 .750 02/15/32 441,413
1,000,000 e Republic Services, Inc 2 .375 03/15/33 797,502
1,000,000 Republic Services, Inc 3 .050 03/01/50 687,187
880,000 Rockefeller Foundation 2 .492 10/01/50 557,543
600,000 Thomson Reuters Corp 4 .300 11/23/23 595,795
1,200,000 Thomson Reuters Corp 3 .350 05/15/26 1,135,206
145,000 Thomson Reuters Corp 5 .850 04/15/40 139,771
200,000 Thomson Reuters Corp 5 .650 11/23/43 183,615
1,000,000 Triton Container International Ltd 3 .250 03/15/32 772,050
500,000 Verisk Analytics, Inc 4 .000 06/15/25 485,986
850,000 Verisk Analytics, Inc 4 .125 03/15/29 795,712
300,000 Verisk Analytics, Inc 5 .500 06/15/45 281,639
200,000 Verisk Analytics, Inc 3 .625 05/15/50 138,027
750,000 Waste Connections, Inc 3 .500 05/01/29 686,176
500,000 Waste Connections, Inc 2 .600 02/01/30 426,318
700,000 Waste Connections, Inc 2 .200 01/15/32 555,315
100,000 Waste Connections, Inc 3 .200 06/01/32 85,784
425,000 Waste Connections, Inc 4 .200 01/15/33 394,716
500,000 Waste Connections, Inc 3 .050 04/01/50 340,618
575,000 Waste Connections, Inc 2 .950 01/15/52 376,990
500,000 Waste Management, Inc 1 .150 03/15/28 417,630
1,000,000 Waste Management, Inc 2 .000 06/01/29 846,219
1,000,000 Waste Management, Inc 1 .500 03/15/31 781,839
1,500,000 Waste Management, Inc 4 .150 04/15/32 1,427,203
1,000,000 Waste Management, Inc 2 .950 06/01/41 742,164
250,000 Waste Management, Inc 2 .500 11/15/50 155,747
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 29,222,507
CONSUMER DURABLES & APPAREL - 0 .1%
500,000 Brunswick Corp 0 .850 08/18/24 461,946
1,000,000 Brunswick Corp 2 .400 08/18/31 735,196
500,000 e Brunswick Corp 4 .400 09/15/32 422,071
161,000 Coach, Inc 4 .125 07/15/27 149,947
750,000 DR Horton, Inc 2 .500 10/15/24 714,164
500,000 DR Horton, Inc 2 .600 10/15/25 465,512
1,000,000 DR Horton, Inc 1 .300 10/15/26 859,959
750,000 Hasbro, Inc 3 .550 11/19/26 703,296
775,000 Hasbro, Inc 3 .500 09/15/27 717,278
1,000,000 Hasbro, Inc 3 .900 11/19/29 888,684
100,000 Hasbro, Inc 6 .350 03/15/40 96,814
200,000 Hasbro, Inc 5 .100 05/15/44 170,260
475,000 Leggett & Platt, Inc 3 .500 11/15/27 435,097
350,000 Leggett & Platt, Inc 4 .400 03/15/29 328,497
1,000,000 Leggett & Platt, Inc 3 .500 11/15/51 699,530
1,900,000 Lennar Corp 4 .750 11/29/27 1,831,622
500,000 MDC Holdings, Inc 3 .966 08/06/61 279,416
750,000 e Mohawk Industries, Inc 3 .625 05/15/30 646,052
650,000 NIKE, Inc 2 .375 11/01/26 599,448
300,000 NIKE, Inc 3 .625 05/01/43 248,545
825,000 NIKE, Inc 3 .875 11/01/45 713,644
200,000 NIKE, Inc 3 .375 11/01/46 154,753
2,440,000 e NIKE, Inc 3 .375 03/27/50 1,908,873

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DURABLES & APPAREL—continued
$ 1,000,000 NVR, Inc 3 .000% 05/15/30 $ 839,493
200,000 Ralph Lauren Corp 3 .750 09/15/25 194,247
1,000,000 Ralph Lauren Corp 2 .950 06/15/30 862,141
450,000 Tapestry, Inc 3 .050 03/15/32 350,237
400,000 VF Corp 2 .400 04/23/25 375,478
1,000,000 VF Corp 2 .800 04/23/27 906,336
200,000 e VF Corp 2 .950 04/23/30 166,112
100,000 Whirlpool Corp 3 .700 03/01/23 99,818
100,000 Whirlpool Corp 4 .000 03/01/24 98,877
925,000 Whirlpool Corp 4 .750 02/26/29 899,247
500,000 Whirlpool Corp 2 .400 05/15/31 396,032
475,000 e Whirlpool Corp 4 .700 05/14/32 447,618
200,000 Whirlpool Corp 4 .500 06/01/46 154,140
775,000 e Whirlpool Corp 4 .600 05/15/50 616,046
TOTAL CONSUMER DURABLES & APPAREL 20,636,426
CONSUMER SERVICES - 0 .5%
14,500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 13,954,890
3,150,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 2,974,995
7,375,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 6,704,430
200,000 Block Financial LLC 5 .250 10/01/25 199,535
1,000,000 Block Financial LLC 2 .500 07/15/28 850,007
750,000 Block Financial LLC 3 .875 08/15/30 656,176
300,000 Board of Trustees of The Leland Stanford Junior
University
3 .647 05/01/48 247,252
300,000 Booking Holdings, Inc 3 .650 03/15/25 292,370
300,000 Booking Holdings, Inc 3 .600 06/01/26 286,980
900,000 Booking Holdings, Inc 3 .550 03/15/28 838,780
1,100,000 Booking Holdings, Inc 4 .625 04/13/30 1,062,356
1,000,000 Brown University in Providence in the State of Rhode
Island and Providence Plant
2 .924 09/01/50 708,185
1,000,000 California Endowment 2 .498 04/01/51 615,013
1,000,000 Case Western Reserve University 5 .405 06/01/22 916,196
500,000 Choice Hotels International, Inc 3 .700 12/01/29 435,422
675,000 Cintas Corp No 2 3 .700 04/01/27 650,681
1,325,000 Cintas Corp No 2 4 .000 05/01/32 1,243,972
1,000,000 Claremont McKenna College 3 .775 01/01/22 633,165
750,000 CommonSpirit Health 2 .760 10/01/24 719,093
750,000 CommonSpirit Health 6 .073 11/01/27 766,917
1,000,000 CommonSpirit Health 3 .347 10/01/29 870,248
1,000,000 CommonSpirit Health 2 .782 10/01/30 824,824
300,000 CommonSpirit Health 4 .350 11/01/42 253,110
750,000 CommonSpirit Health 3 .817 10/01/49 558,230
715,000 CommonSpirit Health 4 .187 10/01/49 556,149
500,000 CommonSpirit Health 3 .910 10/01/50 370,043
750,000 CommonSpirit Health 6 .461 11/01/52 800,396
200,000 Darden Restaurants, Inc 3 .850 05/01/27 190,744
300,000 Darden Restaurants, Inc 4 .550 02/15/48 231,039
500,000 Emory University 2 .143 09/01/30 413,729
500,000 Emory University 2 .969 09/01/50 337,945
1,200,000 Expedia Group, Inc 5 .000 02/15/26 1,184,157
750,000 Expedia Group, Inc 4 .625 08/01/27 719,515
175,000 Expedia Group, Inc 3 .800 02/15/28 160,650
750,000 Expedia Group, Inc 3 .250 02/15/30 636,221
270,000 Expedia Group, Inc 2 .950 03/15/31 217,115
2,000,000 Howard University 5 .209 10/01/52 1,551,943
1,000,000 Hyatt Hotels Corp 1 .800 10/01/24 937,011
100,000 Hyatt Hotels Corp 5 .625 04/23/25 99,228
100,000 Hyatt Hotels Corp 4 .850 03/15/26 98,268
200,000 Hyatt Hotels Corp 4 .375 09/15/28 182,972
1,100,000 Hyatt Hotels Corp 6 .000 04/23/30 1,076,048

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 500,000 Johns Hopkins University 4 .705% 07/01/32 $ 497,258
750,000 Johns Hopkins University 2 .813 01/01/60 468,289
500,000 e Leland Stanford Junior University 1 .289 06/01/27 434,067
1,000,000 Leland Stanford Junior University 2 .413 06/01/50 629,958
300,000 Marriott International, Inc 4 .150 12/01/23 296,796
300,000 Marriott International, Inc 3 .600 04/15/24 293,992
14,000 Marriott International, Inc 5 .750 05/01/25 14,121
500,000 Marriott International, Inc 5 .000 10/15/27 493,365
1,250,000 Marriott International, Inc 4 .000 04/15/28 1,160,853
300,000 Marriott International, Inc 4 .650 12/01/28 288,048
400,000 Marriott International, Inc 4 .625 06/15/30 373,246
1,000,000 Marriott International, Inc 2 .850 04/15/31 809,783
1,500,000 Marriott International, Inc 3 .500 10/15/32 1,247,795
2,000,000 Marriott International, Inc 2 .750 10/15/33 1,525,816
1,500,000 Massachusetts Institute of Technology 2 .989 07/01/50 1,090,414
1,000,000 Massachusetts Institute of Technology 2 .294 07/01/51 611,773
750,000 Massachusetts Institute of Technology 5 .600 07/01/11 775,637
200,000 Massachusetts Institute of Technology 4 .678 07/01/14 170,270
300,000 Massachusetts Institute of Technology 3 .885 07/01/16 215,688
2,000,000 McDonald's Corp 3 .300 07/01/25 1,934,597
150,000 McDonald's Corp 1 .450 09/01/25 137,548
2,950,000 McDonald's Corp 3 .700 01/30/26 2,868,117
300,000 McDonald's Corp 3 .500 03/01/27 285,619
775,000 McDonald's Corp 3 .800 04/01/28 741,571
1,250,000 McDonald's Corp 2 .625 09/01/29 1,096,258
500,000 McDonald's Corp 2 .125 03/01/30 418,261
200,000 McDonald's Corp 4 .600 09/09/32 195,561
2,225,000 McDonald's Corp 4 .700 12/09/35 2,127,870
250,000 McDonald's Corp 6 .300 10/15/37 272,141
100,000 McDonald's Corp 6 .300 03/01/38 108,885
250,000 McDonald's Corp 4 .600 05/26/45 223,037
1,275,000 McDonald's Corp 4 .875 12/09/45 1,178,285
725,000 McDonald's Corp 4 .450 03/01/47 628,468
625,000 McDonald's Corp 4 .450 09/01/48 543,542
1,825,000 McDonald's Corp 3 .625 09/01/49 1,372,837
1,350,000 McDonald's Corp 4 .200 04/01/50 1,123,186
500,000 McDonald's Corp 5 .150 09/09/52 479,405
735,000 Nature Conservancy 3 .957 03/01/52 587,279
750,000 Northeastern University 2 .894 10/01/50 494,661
200,000 Northwestern University 3 .868 12/01/48 163,178
750,000 Northwestern University 2 .640 12/01/50 486,856
200,000 Northwestern University 3 .662 12/01/57 152,096
1,000,000 Novant Health, Inc 2 .637 11/01/36 737,034
1,000,000 Novant Health, Inc 3 .318 11/01/61 660,251
1,000,000 President & Fellows of Harvard College 2 .517 10/15/50 649,178
750,000 President and Fellows of Harvard College 3 .619 10/01/37 642,782
200,000 President and Fellows of Harvard College 3 .150 07/15/46 152,213
1,000,000 President and Fellows of Harvard College 3 .745 11/15/52 832,078
200,000 President and Fellows of Harvard College 3 .300 07/15/56 149,478
525,000 Starbucks Corp 3 .850 10/01/23 521,509
175,000 Starbucks Corp 2 .450 06/15/26 162,074
500,000 Starbucks Corp 2 .000 03/12/27 446,709
750,000 Starbucks Corp 3 .500 03/01/28 703,070
650,000 Starbucks Corp 4 .000 11/15/28 618,764
750,000 Starbucks Corp 3 .550 08/15/29 691,090
500,000 Starbucks Corp 2 .250 03/12/30 415,369
1,500,000 Starbucks Corp 2 .550 11/15/30 1,261,165
2,000,000 e Starbucks Corp 3 .000 02/14/32 1,705,226
200,000 Starbucks Corp 4 .300 06/15/45 169,047
200,000 Starbucks Corp 3 .750 12/01/47 151,776

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 650,000 Starbucks Corp 4 .500% 11/15/48 $ 557,275
1,000,000 Starbucks Corp 4 .450 08/15/49 849,934
500,000 Starbucks Corp 3 .350 03/12/50 352,663
1,000,000 Starbucks Corp 3 .500 11/15/50 721,507
1,000,000 Thomas Jefferson University 3 .847 11/01/57 713,084
200,000 Trinity Acquisition plc 4 .400 03/15/26 194,001
500,000 Trustees of Boston College 3 .129 07/01/52 346,546
100,000 Trustees of Boston University 4 .061 10/01/48 82,758
1,000,000 Trustees of Princeton University 2 .516 07/01/50 665,378
665,000 Trustees of Princeton University 4 .201 03/01/52 610,001
1,000,000 University of Chicago 3 .000 10/01/52 687,796
1,000,000 University of Miami 4 .063 04/01/52 814,896
1,000,000 University of Southern California 2 .945 10/01/51 670,303
1,000,000 University of Southern California 3 .226 10/01/20 579,846
1,000,000 Washington University 3 .524 04/15/54 785,695
500,000 Washington University 4 .349 04/15/22 391,655
200,000 Wesleyan University 4 .781 07/01/16 155,820
500,000 Yale University 0 .873 04/15/25 459,852
750,000 Yale University 1 .482 04/15/30 600,389
750,000 Yale University 2 .402 04/15/50 476,095
TOTAL CONSUMER SERVICES 97,426,734
DIVERSIFIED FINANCIALS - 2 .6%
300,000 AerCap Ireland Capital DAC 4 .125 07/03/23 297,903
1,500,000 AerCap Ireland Capital DAC 4 .500 09/15/23 1,490,147
600,000 AerCap Ireland Capital DAC 4 .875 01/16/24 594,276
1,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 966,657
750,000 AerCap Ireland Capital DAC 2 .875 08/14/24 710,088
2,000,000 AerCap Ireland Capital DAC 1 .650 10/29/24 1,844,801
2,000,000 AerCap Ireland Capital DAC 1 .750 10/29/24 1,839,111
1,675,000 AerCap Ireland Capital DAC 3 .500 01/15/25 1,595,234
1,000,000 AerCap Ireland Capital DAC 6 .500 07/15/25 1,013,278
300,000 AerCap Ireland Capital DAC 4 .450 10/01/25 288,371
500,000 AerCap Ireland Capital DAC 1 .750 01/30/26 439,891
500,000 AerCap Ireland Capital DAC 4 .450 04/03/26 477,217
2,500,000 AerCap Ireland Capital DAC 2 .450 10/29/26 2,186,104
250,000 AerCap Ireland Capital DAC 3 .650 07/21/27 225,998
1,000,000 AerCap Ireland Capital DAC 4 .625 10/15/27 928,763
200,000 AerCap Ireland Capital DAC 3 .875 01/23/28 179,869
1,450,000 AerCap Ireland Capital DAC 3 .000 10/29/28 1,214,774
700,000 AerCap Ireland Capital DAC 3 .300 01/30/32 547,233
2,000,000 AerCap Ireland Capital DAC 3 .400 10/29/33 1,516,388
800,000 AerCap Ireland Capital DAC 3 .850 10/29/41 565,580
200,000 Affiliated Managers Group, Inc 4 .250 02/15/24 197,500
1,000,000 Affiliated Managers Group, Inc 3 .300 06/15/30 826,814
20,000 Ahold Finance USA LLC 6 .875 05/01/29 20,940
2,000,000 Ally Financial, Inc 1 .450 10/02/23 1,938,819
500,000 Ally Financial, Inc 5 .800 05/01/25 497,379
1,000,000 Ally Financial, Inc 4 .750 06/09/27 937,316
400,000 e Ally Financial, Inc 7 .100 11/15/27 406,945
1,000,000 Ally Financial, Inc 2 .200 11/02/28 779,670
2,000,000 Ally Financial, Inc 8 .000 11/01/31 2,064,693
2,000,000 American Express Co 3 .700 08/03/23 1,987,012
750,000 American Express Co 3 .000 10/30/24 725,268
1,500,000 American Express Co 3 .950 08/01/25 1,469,457
1,000,000 American Express Co 4 .200 11/06/25 986,797
2,500,000 American Express Co 3 .125 05/20/26 2,354,062
2,000,000 American Express Co 1 .650 11/04/26 1,772,285
1,500,000 American Express Co 2 .550 03/04/27 1,364,555
1,500,000 American Express Co 5 .850 11/05/27 1,561,546

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 575,000 American Express Co 4 .050% 05/03/29 $ 547,541
2,700,000 American Express Co 4 .989 05/26/33 2,595,267
1,000,000 American Express Co 4 .420 08/03/33 944,615
525,000 American Express Co 4 .050 12/03/42 450,843
500,000 American Honda Finance Corp 3 .625 10/10/23 496,488
300,000 American Honda Finance Corp 3 .550 01/12/24 295,882
200,000 American Honda Finance Corp 2 .900 02/16/24 195,159
1,000,000 American Honda Finance Corp 2 .400 06/27/24 963,468
1,000,000 American Honda Finance Corp 0 .550 07/12/24 933,690
500,000 American Honda Finance Corp 2 .150 09/10/24 477,036
1,000,000 American Honda Finance Corp 1 .200 07/08/25 914,047
750,000 American Honda Finance Corp 1 .000 09/10/25 676,483
3,000,000 American Honda Finance Corp 1 .300 09/09/26 2,647,144
100,000 American Honda Finance Corp 2 .300 09/09/26 91,396
1,000,000 American Honda Finance Corp 2 .350 01/08/27 907,788
1,000,000 American Honda Finance Corp 2 .250 01/12/29 857,697
1,000,000 American Honda Finance Corp 1 .800 01/13/31 793,839
875,000 Ameriprise Financial, Inc 4 .000 10/15/23 868,946
300,000 Ameriprise Financial, Inc 3 .700 10/15/24 292,423
125,000 Ameriprise Financial, Inc 3 .000 04/02/25 119,732
200,000 Ameriprise Financial, Inc 2 .875 09/15/26 185,747
350,000 e Ameriprise Financial, Inc 4 .500 05/13/32 338,943
1,000,000 Andrew W Mellon Foundation 0 .947 08/01/27 852,138
600,000 Ares Capital Corp 3 .500 02/10/23 598,700
850,000 Ares Capital Corp 4 .200 06/10/24 820,557
500,000 Ares Capital Corp 4 .250 03/01/25 473,905
500,000 Ares Capital Corp 3 .250 07/15/25 460,085
1,200,000 Ares Capital Corp 3 .875 01/15/26 1,099,741
1,500,000 Ares Capital Corp 2 .150 07/15/26 1,270,008
750,000 Ares Capital Corp 2 .875 06/15/28 601,372
750,000 Ares Capital Corp 3 .200 11/15/31 550,388
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 1,004,013
227,000 AXA Equitable Holdings, Inc 3 .900 04/20/23 226,251
1,375,000 AXA Equitable Holdings, Inc 4 .350 04/20/28 1,310,051
975,000 AXA Equitable Holdings, Inc 5 .000 04/20/48 853,691
350,000 Bank of New York Mellon Corp 3 .650 02/04/24 344,658
800,000 Bank of New York Mellon Corp 3 .250 09/11/24 777,920
1,750,000 Bank of New York Mellon Corp 2 .100 10/24/24 1,668,368
500,000 Bank of New York Mellon Corp 3 .000 02/24/25 481,903
725,000 Bank of New York Mellon Corp 1 .600 04/24/25 673,664
2,000,000 Bank of New York Mellon Corp 3 .350 04/25/25 1,936,112
1,500,000 Bank of New York Mellon Corp 0 .750 01/28/26 1,328,348
500,000 Bank of New York Mellon Corp 2 .800 05/04/26 468,936
1,000,000 Bank of New York Mellon Corp 4 .414 07/24/26 984,755
500,000 Bank of New York Mellon Corp 2 .450 08/17/26 459,519
1,000,000 Bank of New York Mellon Corp 2 .050 01/26/27 897,931
300,000 Bank of New York Mellon Corp 3 .250 05/16/27 282,047
1,000,000 Bank of New York Mellon Corp 3 .400 01/29/28 929,164
600,000 Bank of New York Mellon Corp 3 .850 04/28/28 575,441
2,000,000 e Bank of New York Mellon Corp 1 .650 07/14/28 1,685,217
400,000 Bank of New York Mellon Corp 3 .300 08/23/29 357,664
500,000 Bank of New York Mellon Corp 4 .596 07/26/30 482,651
1,500,000 Bank of New York Mellon Corp 1 .650 01/28/31 1,167,357
1,000,000 Bank of New York Mellon Corp 1 .800 07/28/31 771,820
500,000 Bank of New York Mellon Corp 4 .289 06/13/33 467,629
1,000,000 Barings BDC, Inc 3 .300 11/23/26 847,578
2,400,000 Berkshire Hathaway, Inc 3 .125 03/15/26 2,299,832
800,000 Berkshire Hathaway, Inc 4 .500 02/11/43 747,868
250,000 BGC Partners, Inc 5 .375 07/24/23 248,813
500,000 BGC Partners, Inc 3 .750 10/01/24 478,268

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 BlackRock TCP Capital Corp 2 .850% 02/09/26 $ 886,811
500,000 BlackRock, Inc 3 .500 03/18/24 491,829
850,000 BlackRock, Inc 3 .250 04/30/29 783,876
1,450,000 BlackRock, Inc 1 .900 01/28/31 1,173,500
2,000,000 BlackRock, Inc 2 .100 02/25/32 1,609,194
750,000 Blackstone Secured Lending Fund 3 .650 07/14/23 742,999
750,000 Blackstone Secured Lending Fund 3 .625 01/15/26 689,892
1,400,000 Blackstone Secured Lending Fund 2 .750 09/16/26 1,228,225
1,000,000 Blackstone Secured Lending Fund 2 .125 02/15/27 828,016
1,025,000 BPCE S.A. 4 .000 04/15/24 1,008,023
300,000 BPCE S.A. 3 .375 12/02/26 279,073
300,000 Brookfield Asset Management, Inc 4 .000 01/15/25 293,285
1,000,000 Brookfield Finance I UK PLC 2 .340 01/30/32 761,289
1,000,000 Brookfield Finance LLC 3 .450 04/15/50 631,599
550,000 Brookfield Finance, Inc 4 .000 04/01/24 541,451
200,000 Brookfield Finance, Inc 4 .250 06/02/26 192,570
600,000 Brookfield Finance, Inc 3 .900 01/25/28 550,144
600,000 Brookfield Finance, Inc 4 .850 03/29/29 572,270
725,000 Brookfield Finance, Inc 4 .700 09/20/47 582,671
1,000,000 Brookfield Finance, Inc 3 .500 03/30/51 634,744
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 649,566
1,925,000 Capital One Financial Corp 3 .200 01/30/23 1,925,000
150,000 Capital One Financial Corp 3 .500 06/15/23 149,091
300,000 Capital One Financial Corp 3 .900 01/29/24 296,239
750,000 Capital One Financial Corp 3 .300 10/30/24 723,862
125,000 Capital One Financial Corp 3 .200 02/05/25 120,180
625,000 Capital One Financial Corp 4 .250 04/30/25 612,868
850,000 Capital One Financial Corp 4 .200 10/29/25 821,385
750,000 Capital One Financial Corp 4 .985 07/24/26 734,557
700,000 Capital One Financial Corp 3 .750 07/28/26 659,058
1,075,000 Capital One Financial Corp 3 .750 03/09/27 1,021,476
1,000,000 Capital One Financial Corp 3 .650 05/11/27 940,813
1,000,000 Capital One Financial Corp 1 .878 11/02/27 870,894
2,700,000 Capital One Financial Corp 3 .800 01/31/28 2,523,618
1,400,000 Capital One Financial Corp 4 .927 05/10/28 1,355,350
2,000,000 Capital One Financial Corp 3 .273 03/01/30 1,709,939
750,000 Capital One Financial Corp 5 .247 07/26/30 714,260
2,525,000 Capital One Financial Corp 2 .359 07/29/32 1,816,159
1,000,000 Capital One Financial Corp 2 .618 11/02/32 765,722
1,000,000 Cboe Global Markets, Inc 1 .625 12/15/30 776,054
500,000 Cboe Global Markets, Inc 3 .000 03/16/32 415,948
450,000 CBOE Holdings, Inc 3 .650 01/12/27 429,561
200,000 Celanese US Holdings LLC 3 .500 05/08/24 193,206
1,000,000 Celanese US Holdings LLC 1 .400 08/05/26 836,481
1,000,000 Celanese US Holdings LLC 6 .165 07/15/27 986,326
1,000,000 e Celanese US Holdings LLC 6 .379 07/15/32 950,948
300,000 Charles Schwab Corp 3 .550 02/01/24 295,234
300,000 Charles Schwab Corp 3 .750 04/01/24 295,322
200,000 Charles Schwab Corp 3 .000 03/10/25 192,048
350,000 Charles Schwab Corp 3 .625 04/01/25 340,724
1,250,000 Charles Schwab Corp 3 .850 05/21/25 1,220,412
1,500,000 Charles Schwab Corp 0 .900 03/11/26 1,330,464
1,500,000 Charles Schwab Corp 1 .150 05/13/26 1,332,831
500,000 Charles Schwab Corp 3 .200 03/02/27 469,475
350,000 Charles Schwab Corp 2 .450 03/03/27 319,072
525,000 Charles Schwab Corp 3 .300 04/01/27 496,362
200,000 Charles Schwab Corp 3 .200 01/25/28 186,341
2,000,000 Charles Schwab Corp 2 .000 03/20/28 1,757,852
300,000 Charles Schwab Corp 4 .000 02/01/29 284,689
500,000 Charles Schwab Corp 2 .750 10/01/29 436,897

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,500,000 Charles Schwab Corp 1 .650% 03/11/31 $ 1,167,635
1,500,000 Charles Schwab Corp 2 .300 05/13/31 1,226,569
1,000,000 Charles Schwab Corp 1 .950 12/01/31 782,534
1,000,000 Charles Schwab Corp 2 .900 03/03/32 849,796
1,500,000 CI Financial Corp 3 .200 12/17/30 1,137,644
1,000,000 CI Financial Corp 4 .100 06/15/51 589,368
475,000 CME Group, Inc 3 .000 03/15/25 458,955
500,000 CME Group, Inc 3 .750 06/15/28 480,392
1,500,000 CME Group, Inc 2 .650 03/15/32 1,256,457
400,000 CME Group, Inc 5 .300 09/15/43 414,401
500,000 CME Group, Inc 4 .150 06/15/48 441,574
2,000,000 Credit Suisse AG. 0 .495 02/02/24 1,849,509
2,900,000 Credit Suisse AG. 3 .625 09/09/24 2,704,071
1,050,000 Credit Suisse AG. 3 .700 02/21/25 968,197
500,000 Credit Suisse AG. 2 .950 04/09/25 450,002
1,000,000 Credit Suisse AG. 1 .250 08/07/26 809,127
1,350,000 Credit Suisse AG. 5 .000 07/09/27 1,230,455
2,300,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 2,070,091
2,750,000 Credit Suisse Group Funding Guernsey Ltd 4 .550 04/17/26 2,425,426
1,750,000 Credit Suisse Group Funding Guernsey Ltd 4 .875 05/15/45 1,196,765
525,000 Deutsche Bank AG. 3 .700 05/30/24 510,171
1,000,000 Deutsche Bank AG. 2 .222 09/18/24 965,824
2,000,000 Deutsche Bank AG. 1 .447 04/01/25 1,857,501
1,000,000 Deutsche Bank AG. 4 .162 05/13/25 978,971
1,000,000 Deutsche Bank AG. 3 .961 11/26/25 955,565
1,800,000 Deutsche Bank AG. 4 .100 01/13/26 1,729,908
2,000,000 Deutsche Bank AG. 1 .686 03/19/26 1,792,309
2,000,000 Deutsche Bank AG. 6 .119 07/14/26 1,986,618
2,000,000 Deutsche Bank AG. 2 .129 11/24/26 1,764,416
1,050,000 Deutsche Bank AG. 2 .311 11/16/27 890,277
825,000 Deutsche Bank AG. 3 .547 09/18/31 661,393
1,000,000 Deutsche Bank AG. 3 .729 01/14/32 733,214
1,000,000 Deutsche Bank AG. 3 .742 01/07/33 710,176
100,000 Diageo Investment Corp 4 .250 05/11/42 87,715
700,000 Discover Financial Services 3 .950 11/06/24 681,344
200,000 Discover Financial Services 4 .500 01/30/26 193,321
350,000 Discover Financial Services 4 .100 02/09/27 329,348
500,000 Discover Financial Services 6 .700 11/29/32 508,238
200,000 E*TRADE Financial Corp 3 .800 08/24/27 188,152
300,000 E*TRADE Financial Corp 4 .500 06/20/28 291,720
300,000 Eaton Vance Corp 3 .625 06/15/23 298,256
200,000 Eaton Vance Corp 3 .500 04/06/27 186,168
1,000,000 FactSet Research Systems, Inc 2 .900 03/01/27 907,764
750,000 Ford Foundation 2 .415 06/01/50 471,812
525,000 Ford Foundation 2 .815 06/01/70 306,222
200,000 Franklin Resources, Inc 2 .850 03/30/25 190,481
1,500,000 Franklin Resources, Inc 1 .600 10/30/30 1,155,968
500,000 Franklin Resources, Inc 2 .950 08/12/51 308,588
750,000 e FS KKR Capital Corp 4 .125 02/01/25 705,093
750,000 FS KKR Capital Corp 3 .400 01/15/26 665,065
1,000,000 FS KKR Capital Corp 2 .625 01/15/27 834,835
1,500,000 FS KKR Capital Corp 3 .125 10/12/28 1,209,254
500,000 GE Capital Funding LLC 3 .450 05/15/25 477,354
1,608,000 GE Capital Funding LLC 4 .550 05/15/32 1,526,375
650,000 General Motors Financial Co, Inc 5 .100 01/17/24 647,431
725,000 General Motors Financial Co, Inc 3 .950 04/13/24 710,714
125,000 General Motors Financial Co, Inc 4 .000 01/15/25 121,287
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 947,155
1,500,000 General Motors Financial Co, Inc 3 .800 04/07/25 1,447,942
3,175,000 General Motors Financial Co, Inc 4 .350 04/09/25 3,088,723

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 3,000,000 General Motors Financial Co, Inc 2 .750% 06/20/25 $ 2,808,297
450,000 General Motors Financial Co, Inc 4 .300 07/13/25 435,810
500,000 General Motors Financial Co, Inc 1 .250 01/08/26 440,289
275,000 General Motors Financial Co, Inc 5 .250 03/01/26 270,724
1,000,000 General Motors Financial Co, Inc 1 .500 06/10/26 868,443
525,000 General Motors Financial Co, Inc 4 .000 10/06/26 494,160
1,400,000 General Motors Financial Co, Inc 4 .350 01/17/27 1,330,264
1,000,000 General Motors Financial Co, Inc 2 .350 02/26/27 873,315
800,000 General Motors Financial Co, Inc 5 .000 04/09/27 774,935
1,000,000 General Motors Financial Co, Inc 2 .700 08/20/27 874,151
1,100,000 General Motors Financial Co, Inc 3 .850 01/05/28 1,003,846
2,000,000 General Motors Financial Co, Inc 2 .400 04/10/28 1,682,142
1,850,000 General Motors Financial Co, Inc 2 .400 10/15/28 1,534,031
2,400,000 General Motors Financial Co, Inc 5 .650 01/17/29 2,357,405
1,000,000 General Motors Financial Co, Inc 4 .300 04/06/29 895,706
1,500,000 General Motors Financial Co, Inc 3 .600 06/21/30 1,262,344
2,000,000 General Motors Financial Co, Inc 2 .350 01/08/31 1,508,029
475,000 General Motors Financial Co, Inc 2 .700 06/10/31 363,933
1,000,000 General Motors Financial Co, Inc 3 .100 01/12/32 783,542
500,000 Goldman Sachs BDC, Inc 3 .750 02/10/25 481,210
500,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 458,352
2,575,000 Goldman Sachs Group, Inc 3 .625 02/20/24 2,530,436
2,025,000 Goldman Sachs Group, Inc 4 .000 03/03/24 1,999,392
425,000 Goldman Sachs Group, Inc 3 .850 07/08/24 415,873
600,000 Goldman Sachs Group, Inc 3 .500 01/23/25 579,597
250,000 Goldman Sachs Group, Inc 3 .500 04/01/25 240,411
1,100,000 Goldman Sachs Group, Inc 3 .750 05/22/25 1,063,872
2,375,000 Goldman Sachs Group, Inc 3 .272 09/29/25 2,288,617
575,000 Goldman Sachs Group, Inc 4 .250 10/21/25 561,169
700,000 Goldman Sachs Group, Inc 0 .855 02/12/26 632,956
1,125,000 Goldman Sachs Group, Inc 3 .750 02/25/26 1,082,877
425,000 Goldman Sachs Group, Inc 3 .500 11/16/26 398,388
2,700,000 Goldman Sachs Group, Inc 1 .093 12/09/26 2,380,120
125,000 Goldman Sachs Group, Inc 5 .950 01/15/27 128,288
3,950,000 Goldman Sachs Group, Inc 3 .850 01/26/27 3,760,892
2,600,000 Goldman Sachs Group, Inc 1 .431 03/09/27 2,279,961
2,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 1,926,835
5,000,000 Goldman Sachs Group, Inc 1 .542 09/10/27 4,313,137
6,500,000 Goldman Sachs Group, Inc 1 .948 10/21/27 5,683,502
2,000,000 Goldman Sachs Group, Inc 2 .640 02/24/28 1,780,771
3,000,000 Goldman Sachs Group, Inc 3 .615 03/15/28 2,794,385
4,475,000 Goldman Sachs Group, Inc 3 .691 06/05/28 4,157,861
2,000,000 Goldman Sachs Group, Inc 4 .482 08/23/28 1,916,829
8,525,000 Goldman Sachs Group, Inc 3 .814 04/23/29 7,786,951
2,550,000 Goldman Sachs Group, Inc 4 .223 05/01/29 2,375,626
2,500,000 Goldman Sachs Group, Inc 2 .600 02/07/30 2,086,298
2,500,000 Goldman Sachs Group, Inc 3 .800 03/15/30 2,247,436
5,000,000 Goldman Sachs Group, Inc 1 .992 01/27/32 3,809,083
2,050,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,634,856
2,550,000 Goldman Sachs Group, Inc 2 .383 07/21/32 1,978,567
1,500,000 Goldman Sachs Group, Inc 2 .650 10/21/32 1,184,354
2,000,000 Goldman Sachs Group, Inc 3 .102 02/24/33 1,623,961
900,000 Goldman Sachs Group, Inc 6 .750 10/01/37 960,321
2,425,000 Goldman Sachs Group, Inc 4 .017 10/31/38 1,993,752
4,525,000 Goldman Sachs Group, Inc 4 .411 04/23/39 3,909,732
2,475,000 Goldman Sachs Group, Inc 6 .250 02/01/41 2,583,139
1,900,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,368,581
2,000,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,469,551
1,225,000 Goldman Sachs Group, Inc 4 .800 07/08/44 1,083,046
1,650,000 Goldman Sachs Group, Inc 5 .150 05/22/45 1,482,061

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 200,000 Goldman Sachs Group, Inc 4 .750% 10/21/45 $ 175,349
1,250,000 Golub Capital BDC, Inc 2 .500 08/24/26 1,061,245
1,000,000 Golub Capital BDC, Inc 2 .050 02/15/27 812,973
1,000,000 Hercules Capital, Inc 3 .375 01/20/27 857,340
600,000 ING Groep NV 4 .017 03/28/28 561,048
825,000 Intercontinental Exchange, Inc 3 .750 12/01/25 803,277
1,000,000 Intercontinental Exchange, Inc 3 .100 09/15/27 925,121
500,000 Intercontinental Exchange, Inc 4 .000 09/15/27 483,062
500,000 Intercontinental Exchange, Inc 3 .750 09/21/28 472,603
1,500,000 Intercontinental Exchange, Inc 4 .350 06/15/29 1,450,260
1,500,000 Intercontinental Exchange, Inc 2 .100 06/15/30 1,223,742
1,000,000 Intercontinental Exchange, Inc 1 .850 09/15/32 752,226
2,000,000 Intercontinental Exchange, Inc 4 .600 03/15/33 1,912,286
775,000 Intercontinental Exchange, Inc 2 .650 09/15/40 537,492
575,000 Intercontinental Exchange, Inc 4 .250 09/21/48 481,458
1,000,000 Intercontinental Exchange, Inc 3 .000 06/15/50 675,121
1,000,000 Intercontinental Exchange, Inc 4 .950 06/15/52 928,191
1,000,000 Intercontinental Exchange, Inc 3 .000 09/15/60 628,151
2,000,000 Intercontinental Exchange, Inc 5 .200 06/15/62 1,886,954
200,000 Invesco Finance plc 4 .000 01/30/24 196,865
800,000 Invesco Finance plc 3 .750 01/15/26 766,028
200,000 Invesco Finance plc 5 .375 11/30/43 183,538
2,000,000 J Paul Getty Trust 0 .391 01/01/24 1,913,660
300,000 Janus Capital Group, Inc 4 .875 08/01/25 294,418
1,000,000 Jefferies Group LLC 4 .850 01/15/27 987,343
600,000 Jefferies Group LLC 6 .450 06/08/27 626,129
1,000,000 Jefferies Group LLC 4 .150 01/23/30 892,753
1,000,000 Jefferies Group LLC 2 .625 10/15/31 762,839
1,000,000 Jefferies Group LLC 2 .750 10/15/32 752,013
3,000,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 2,960,297
150,000 Lazard Group LLC 3 .750 02/13/25 144,874
200,000 Lazard Group LLC 3 .625 03/01/27 183,135
325,000 Lazard Group LLC 4 .500 09/19/28 301,538
425,000 Lazard Group LLC 4 .375 03/11/29 392,425
400,000 Legg Mason, Inc 5 .625 01/15/44 389,627
1,500,000 Lloyds Banking Group plc 7 .953 11/15/33 1,587,752
1,250,000 Main Street Capital Corp 3 .000 07/14/26 1,077,255
1,200,000 Moody's Corp 3 .250 01/15/28 1,106,114
300,000 Moody's Corp 4 .250 02/01/29 286,988
500,000 Moody's Corp 4 .250 08/08/32 467,237
1,000,000 Moody's Corp 2 .750 08/19/41 696,454
200,000 Moody's Corp 5 .250 07/15/44 192,509
300,000 Moody's Corp 4 .875 12/17/48 270,793
750,000 Moody's Corp 3 .250 05/20/50 517,855
1,000,000 e Moody's Corp 3 .750 02/25/52 761,393
1,000,000 Moody's Corp 3 .100 11/29/61 629,364
4,092,000 Morgan Stanley 3 .700 10/23/24 3,993,867
2,000,000 Morgan Stanley 3 .620 04/17/25 1,951,606
6,000,000 Morgan Stanley 0 .790 05/30/25 5,578,163
1,025,000 Morgan Stanley 2 .720 07/22/25 979,920
500,000 Morgan Stanley 4 .000 07/23/25 488,245
950,000 Morgan Stanley 5 .000 11/24/25 947,136
575,000 Morgan Stanley 3 .875 01/27/26 556,611
4,000,000 Morgan Stanley 2 .630 02/18/26 3,755,954
2,000,000 Morgan Stanley 4 .679 07/17/26 1,965,711
500,000 Morgan Stanley 3 .125 07/27/26 466,386
400,000 Morgan Stanley 4 .350 09/08/26 388,097
5,000,000 Morgan Stanley 0 .985 12/10/26 4,381,078
2,750,000 Morgan Stanley 3 .625 01/20/27 2,593,291
1,975,000 Morgan Stanley 3 .950 04/23/27 1,865,176

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 4,975,000 Morgan Stanley 1 .593% 05/04/27 $ 4,364,241
3,325,000 Morgan Stanley 1 .512 07/20/27 2,885,395
2,000,000 Morgan Stanley 4 .210 04/20/28 1,902,188
1,575,000 Morgan Stanley 3 .591 07/22/28 1,444,670
1,500,000 Morgan Stanley 6 .296 10/18/28 1,548,457
2,850,000 Morgan Stanley 3 .772 01/24/29 2,609,900
3,475,000 Morgan Stanley 4 .431 01/23/30 3,234,195
5,000,000 Morgan Stanley 2 .699 01/22/31 4,131,733
1,500,000 Morgan Stanley 3 .622 04/01/31 1,309,505
5,000,000 Morgan Stanley 1 .794 02/13/32 3,757,802
150,000 Morgan Stanley 7 .250 04/01/32 168,773
2,500,000 Morgan Stanley 1 .928 04/28/32 1,886,316
4,000,000 Morgan Stanley 2 .239 07/21/32 3,068,776
3,500,000 Morgan Stanley 2 .511 10/20/32 2,738,964
3,000,000 Morgan Stanley 2 .943 01/21/33 2,426,935
2,000,000 Morgan Stanley 4 .889 07/20/33 1,879,043
1,500,000 Morgan Stanley 6 .342 10/18/33 1,571,707
1,300,000 Morgan Stanley 2 .484 09/16/36 942,671
2,000,000 Morgan Stanley 5 .297 04/20/37 1,828,718
1,725,000 Morgan Stanley 3 .971 07/22/38 1,452,372
2,675,000 Morgan Stanley 4 .457 04/22/39 2,348,331
1,525,000 Morgan Stanley 3 .217 04/22/42 1,128,462
275,000 Morgan Stanley 6 .375 07/24/42 298,273
1,175,000 Morgan Stanley 4 .300 01/27/45 1,001,494
2,200,000 Morgan Stanley 4 .375 01/22/47 1,861,784
900,000 Morgan Stanley 5 .597 03/24/51 894,800
1,425,000 Morgan Stanley 2 .802 01/25/52 877,368
400,000 NASDAQ, Inc 3 .850 06/30/26 386,171
500,000 NASDAQ, Inc 1 .650 01/15/31 382,235
500,000 NASDAQ, Inc 2 .500 12/21/40 324,117
500,000 NASDAQ, Inc 3 .250 04/28/50 336,277
500,000 NASDAQ, Inc 3 .950 03/07/52 379,887
200,000 National Rural Utilities Cooperative Finance Corp 3 .400 11/15/23 197,280
300,000 National Rural Utilities Cooperative Finance Corp 2 .950 02/07/24 293,145
400,000 National Rural Utilities Cooperative Finance Corp 2 .850 01/27/25 383,904
1,000,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 964,601
200,000 National Rural Utilities Cooperative Finance Corp 3 .250 11/01/25 190,669
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .000 06/15/26 880,313
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .800 03/15/28 991,440
200,000 National Rural Utilities Cooperative Finance Corp 3 .900 11/01/28 187,950
300,000 National Rural Utilities Cooperative Finance Corp 3 .700 03/15/29 275,914
1,000,000 National Rural Utilities Cooperative Finance Corp 2 .400 03/15/30 832,511
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .350 03/15/31 738,938
1,000,000 National Rural Utilities Cooperative Finance Corp 1 .650 06/15/31 759,504
400,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 369,366
1,000,000 National Rural Utilities Cooperative Finance Corp 5 .800 01/15/33 1,043,694
500,000 National Rural Utilities Cooperative Finance Corp 4 .750 04/30/43 463,711
200,000 National Rural Utilities Cooperative Finance Corp 5 .250 04/20/46 180,009
200,000 National Rural Utilities Cooperative Finance Corp 4 .400 11/01/48 166,524
550,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 458,042
1,000,000 Nomura Holdings, Inc 1 .851 07/16/25 911,458
1,000,000 Nomura Holdings, Inc 1 .653 07/14/26 870,294
1,000,000 Nomura Holdings, Inc 2 .329 01/22/27 875,422
500,000 Nomura Holdings, Inc 5 .386 07/06/27 493,426
1,000,000 Nomura Holdings, Inc 2 .172 07/14/28 825,680
1,000,000 Nomura Holdings, Inc 2 .710 01/22/29 833,218
500,000 Nomura Holdings, Inc 5 .605 07/06/29 491,027
1,500,000 e Nomura Holdings, Inc 3 .103 01/16/30 1,251,064
500,000 Nomura Holdings, Inc 2 .679 07/16/30 399,834
1,500,000 Nomura Holdings, Inc 2 .608 07/14/31 1,160,106

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 Nomura Holdings, Inc 2 .999% 01/22/32 $ 784,556
625,000 Northern Trust Corp 3 .950 10/30/25 611,925
500,000 Northern Trust Corp 3 .650 08/03/28 474,882
500,000 Northern Trust Corp 3 .150 05/03/29 452,268
700,000 Northern Trust Corp 1 .950 05/01/30 575,064
100,000 Northern Trust Corp 3 .375 05/08/32 90,827
1,500,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 1,273,686
1,250,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 1,164,638
1,500,000 Oesterreichische Kontrollbank AG. 1 .500 02/12/25 1,409,925
2,000,000 Oesterreichische Kontrollbank AG. 0 .375 09/17/25 1,793,597
2,500,000 Oesterreichische Kontrollbank AG. 0 .500 02/02/26 2,219,675
500,000 ORIX Corp 4 .050 01/16/24 492,841
500,000 ORIX Corp 3 .250 12/04/24 481,532
200,000 ORIX Corp 3 .700 07/18/27 186,961
500,000 ORIX Corp 5 .000 09/13/27 493,836
1,000,000 e ORIX Corp 2 .250 03/09/31 783,267
1,000,000 ORIX Corp 4 .000 04/13/32 886,900
500,000 ORIX Corp 5 .200 09/13/32 487,337
500,000 Owl Rock Capital Corp 4 .000 03/30/25 468,884
500,000 Owl Rock Capital Corp 3 .750 07/22/25 461,955
1,000,000 Owl Rock Capital Corp 4 .250 01/15/26 918,018
750,000 Owl Rock Capital Corp 3 .400 07/15/26 654,868
1,000,000 Owl Rock Capital Corp 2 .875 06/11/28 785,174
1,000,000 OWL Rock Core Income Corp 5 .500 03/21/25 969,403
1,000,000 OWL Rock Core Income Corp 4 .700 02/08/27 901,709
750,000 g OWL Rock Core Income Corp 7 .750 09/16/27 747,573
300,000 PACCAR Financial Corp 2 .150 08/15/24 286,288
500,000 PACCAR Financial Corp 2 .850 04/07/25 479,592
1,000,000 PACCAR Financial Corp 1 .100 05/11/26 891,041
3,000,000 Private Export Funding Corp (PEFCO) 1 .400 07/15/28 2,540,209
1,000,000 Prospect Capital Corp 3 .364 11/15/26 828,990
1,000,000 Prospect Capital Corp 3 .437 10/15/28 765,694
425,000 Raymond James Financial, Inc 4 .950 07/15/46 377,835
1,000,000 Raymond James Financial, Inc 3 .750 04/01/51 721,975
1,500,000 Royal Bank of Canada 6 .000 11/01/27 1,563,661
625,000 g S&P Global, Inc 2 .450 03/01/27 570,807
1,000,000 g S&P Global, Inc 2 .700 03/01/29 880,222
500,000 S&P Global, Inc 2 .500 12/01/29 427,448
500,000 S&P Global, Inc 1 .250 08/15/30 384,545
1,000,000 g S&P Global, Inc 2 .900 03/01/32 852,954
500,000 S&P Global, Inc 3 .250 12/01/49 357,530
1,000,000 g S&P Global, Inc 3 .700 03/01/52 771,654
500,000 S&P Global, Inc 2 .300 08/15/60 272,162
1,000,000 g S&P Global, Inc 3 .900 03/01/62 772,037
1,250,000 Shire Acquisitions Investments Ireland DAC 2 .875 09/23/23 1,228,423
1,400,000 Shire Acquisitions Investments Ireland DAC 3 .200 09/23/26 1,313,008
1,500,000 Sixth Street Specialty Lending, Inc 2 .500 08/01/26 1,312,176
300,000 State Street Corp 3 .776 12/03/24 296,527
750,000 State Street Corp 3 .300 12/16/24 731,954
375,000 State Street Corp 3 .550 08/18/25 364,616
1,000,000 State Street Corp 2 .354 11/01/25 953,756
500,000 State Street Corp 2 .901 03/30/26 475,522
650,000 State Street Corp 2 .650 05/19/26 610,736
1,000,000 State Street Corp 1 .684 11/18/27 885,765
1,000,000 State Street Corp 2 .203 02/07/28 898,236
300,000 State Street Corp 4 .141 12/03/29 282,735
750,000 State Street Corp 2 .400 01/24/30 636,025
1,375,000 State Street Corp 2 .200 03/03/31 1,099,321
1,000,000 State Street Corp 2 .623 02/07/33 817,009
200,000 State Street Corp 4 .421 05/13/33 189,249

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 750,000 State Street Corp 4 .164% 08/04/33 $ 692,799
500,000 State Street Corp 3 .031 11/01/34 420,512
100,000 Stifel Financial Corp 4 .250 07/18/24 97,975
500,000 Synchrony Financial 4 .375 03/19/24 490,998
250,000 Synchrony Financial 4 .250 08/15/24 244,259
600,000 Synchrony Financial 4 .500 07/23/25 575,135
300,000 Synchrony Financial 3 .700 08/04/26 275,971
900,000 Synchrony Financial 3 .950 12/01/27 802,664
500,000 Synchrony Financial 5 .150 03/19/29 473,135
2,000,000 Synchrony Financial 2 .875 10/28/31 1,493,449
1,000,000 Toronto-Dominion Bank 1 .950 01/12/27 891,020
500,000 Toyota Motor Credit Corp 3 .450 09/20/23 494,360
400,000 Toyota Motor Credit Corp 3 .350 01/08/24 394,705
1,000,000 Toyota Motor Credit Corp 2 .000 10/07/24 951,699
3,000,000 Toyota Motor Credit Corp 1 .800 02/13/25 2,819,048
1,500,000 Toyota Motor Credit Corp 3 .400 04/14/25 1,453,884
1,000,000 Toyota Motor Credit Corp 3 .650 08/18/25 971,623
1,000,000 Toyota Motor Credit Corp 0 .800 10/16/25 895,248
1,000,000 Toyota Motor Credit Corp 0 .800 01/09/26 890,936
4,000,000 Toyota Motor Credit Corp 1 .125 06/18/26 3,533,844
1,000,000 Toyota Motor Credit Corp 1 .900 01/13/27 892,317
1,000,000 Toyota Motor Credit Corp 3 .050 03/22/27 932,350
1,000,000 Toyota Motor Credit Corp 5 .450 11/10/27 1,022,400
300,000 Toyota Motor Credit Corp 3 .050 01/11/28 276,801
400,000 Toyota Motor Credit Corp 3 .650 01/08/29 374,549
2,000,000 Toyota Motor Credit Corp 4 .450 06/29/29 1,958,129
225,000 Toyota Motor Credit Corp 3 .375 04/01/30 204,050
1,000,000 Toyota Motor Credit Corp 1 .650 01/10/31 786,951
1,000,000 Toyota Motor Credit Corp 1 .900 09/12/31 789,543
1,000,000 Toyota Motor Credit Corp 2 .400 01/13/32 820,225
300,000 Unilever Capital Corp 3 .250 03/07/24 294,379
1,100,000 Unilever Capital Corp 2 .600 05/05/24 1,066,305
1,000,000 Unilever Capital Corp 0 .626 08/12/24 936,648
500,000 Unilever Capital Corp 3 .375 03/22/25 485,848
450,000 Unilever Capital Corp 3 .100 07/30/25 431,897
225,000 Unilever Capital Corp 2 .000 07/28/26 205,045
800,000 Unilever Capital Corp 2 .900 05/05/27 745,448
1,150,000 Unilever Capital Corp 3 .500 03/22/28 1,077,405
1,000,000 Unilever Capital Corp 2 .125 09/06/29 846,328
175,000 Unilever Capital Corp 1 .375 09/14/30 136,694
200,000 Unilever Capital Corp 1 .750 08/12/31 157,145
430,000 Unilever Capital Corp 5 .900 11/15/32 461,595
500,000 Unilever Capital Corp 2 .625 08/12/51 322,341
550,000 Voya Financial, Inc 3 .650 06/15/26 518,603
200,000 Voya Financial, Inc 5 .700 07/15/43 185,367
200,000 Voya Financial, Inc 4 .800 06/15/46 159,111
TOTAL DIVERSIFIED FINANCIALS 513,957,752
ENERGY - 1 .6%
875,000 Baker Hughes a GE Co LLC 3 .337 12/15/27 808,241
1,000,000 Baker Hughes a GE Co LLC 3 .138 11/07/29 882,218
500,000 Baker Hughes a GE Co LLC 4 .486 05/01/30 476,541
800,000 Baker Hughes a GE Co LLC 5 .125 09/15/40 737,631
875,000 Baker Hughes a GE Co LLC 4 .080 12/15/47 682,472
1,000,000 Baker Hughes Holdings LLC 2 .061 12/15/26 896,272
475,000 Boardwalk Pipelines LP 5 .950 06/01/26 480,959
450,000 Boardwalk Pipelines LP 4 .450 07/15/27 427,979
500,000 Boardwalk Pipelines LP 4 .800 05/03/29 470,519
1,000,000 Boardwalk Pipelines LP 3 .400 02/15/31 836,402
1,000,000 Boardwalk Pipelines LP 3 .600 09/01/32 827,496

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 700,000 BP Capital Markets America, Inc 3 .796% 09/21/25 $ 687,305
1,800,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,728,060
150,000 BP Capital Markets America, Inc 3 .119 05/04/26 142,183
200,000 BP Capital Markets America, Inc 3 .017 01/16/27 186,212
500,000 BP Capital Markets America, Inc 3 .588 04/14/27 476,253
750,000 BP Capital Markets America, Inc 3 .937 09/21/28 716,177
1,300,000 BP Capital Markets America, Inc 4 .234 11/06/28 1,259,520
1,000,000 BP Capital Markets America, Inc 3 .633 04/06/30 917,741
1,000,000 BP Capital Markets America, Inc 1 .749 08/10/30 797,196
2,000,000 BP Capital Markets America, Inc 2 .721 01/12/32 1,666,919
1,000,000 BP Capital Markets America, Inc 3 .060 06/17/41 740,230
2,000,000 BP Capital Markets America, Inc 3 .000 02/24/50 1,333,940
950,000 BP Capital Markets America, Inc 2 .772 11/10/50 606,496
2,500,000 BP Capital Markets America, Inc 2 .939 06/04/51 1,646,007
1,000,000 BP Capital Markets America, Inc 3 .001 03/17/52 659,177
2,500,000 BP Capital Markets America, Inc 3 .379 02/08/61 1,699,109
925,000 BP Capital Markets plc 3 .279 09/19/27 869,744
300,000 BP Capital Markets plc 3 .723 11/28/28 283,434
600,000 Canadian Natural Resources Ltd 3 .800 04/15/24 587,971
700,000 Canadian Natural Resources Ltd 3 .900 02/01/25 680,350
750,000 Canadian Natural Resources Ltd 2 .050 07/15/25 697,752
1,125,000 Canadian Natural Resources Ltd 3 .850 06/01/27 1,059,460
750,000 Canadian Natural Resources Ltd 2 .950 07/15/30 631,952
1,625,000 Canadian Natural Resources Ltd 6 .250 03/15/38 1,607,643
800,000 Canadian Natural Resources Ltd 4 .950 06/01/47 693,958
1,200,000 Cenovus Energy, Inc 2 .650 01/15/32 958,077
1,425,000 e Cenovus Energy, Inc 3 .750 02/15/52 1,000,639
1,000,000 Cheniere Energy Partners LP 4 .500 10/01/29 899,221
1,000,000 Cheniere Energy Partners LP 4 .000 03/01/31 851,360
1,000,000 Cheniere Energy Partners LP 3 .250 01/31/32 794,707
425,000 Chevron Corp 2 .895 03/03/24 415,395
400,000 Chevron Corp 3 .326 11/17/25 386,470
2,475,000 Chevron Corp 2 .954 05/16/26 2,347,345
2,225,000 Chevron Corp 1 .995 05/11/27 1,998,207
600,000 Chevron Corp 2 .236 05/11/30 514,141
1,000,000 Chevron Corp 3 .078 05/11/50 717,659
775,000 Columbia Pipeline Group, Inc 4 .500 06/01/25 763,153
300,000 Columbia Pipeline Group, Inc 5 .800 06/01/45 289,201
750,000 ConocoPhillips 5 .900 10/15/32 800,271
77,000 ConocoPhillips Co 4 .150 11/15/34 66,703
1,700,000 ConocoPhillips Co 3 .758 03/15/42 1,409,833
300,000 ConocoPhillips Co 4 .300 11/15/44 259,463
850,000 ConocoPhillips Co 3 .800 03/15/52 668,221
3,612,000 ConocoPhillips Co 4 .025 03/15/62 2,843,371
750,000 ConocoPhillips Holding Co 6 .950 04/15/29 829,330
1,500,000 Continental Resources, Inc 4 .375 01/15/28 1,374,390
525,000 Coterra Energy, Inc 3 .900 05/15/27 490,203
300,000 Coterra Energy, Inc 4 .375 03/15/29 283,423
1,000,000 DCP Midstream Operating LP 5 .375 07/15/25 990,700
1,000,000 DCP Midstream Operating LP 5 .625 07/15/27 991,962
1,000,000 DCP Midstream Operating LP 5 .125 05/15/29 963,734
2,000,000 Devon Energy Corp 4 .500 01/15/30 1,861,987
885,000 Devon Energy Corp 5 .600 07/15/41 825,644
700,000 Devon Energy Corp 4 .750 05/15/42 592,541
1,100,000 Devon Energy Corp 5 .000 06/15/45 949,760
425,000 Diamondback Energy, Inc 3 .250 12/01/26 395,291
1,000,000 Diamondback Energy, Inc 3 .500 12/01/29 877,321
650,000 Diamondback Energy, Inc 3 .125 03/24/31 538,240
1,000,000 Diamondback Energy, Inc 6 .250 03/15/33 1,014,966
1,000,000 Diamondback Energy, Inc 4 .400 03/24/51 761,782

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 450,000 Diamondback Energy, Inc 4 .250% 03/15/52 $ 329,252
1,000,000 Diamondback Energy, Inc 6 .250 03/15/53 966,356
750,000 Eastern Gas Transmission & Storage, Inc 3 .000 11/15/29 647,460
200,000 Eastern Gas Transmission & Storage, Inc 4 .800 11/01/43 173,207
200,000 Eastern Gas Transmission & Storage, Inc 4 .600 12/15/44 164,204
300,000 El Paso Corp 7 .750 01/15/32 337,290
300,000 Enable Midstream Partners LP 3 .900 05/15/24 292,176
200,000 Enable Midstream Partners LP 4 .400 03/15/27 189,985
1,250,000 Enable Midstream Partners LP 4 .950 05/15/28 1,198,928
500,000 Enable Midstream Partners LP 4 .150 09/15/29 451,684
100,000 Enable Midstream Partners LP 5 .000 05/15/44 81,518
1,200,000 Enbridge Energy Partners LP 5 .875 10/15/25 1,218,588
300,000 Enbridge Energy Partners LP 5 .500 09/15/40 280,375
200,000 Enbridge Energy Partners LP 7 .375 10/15/45 223,395
300,000 Enbridge, Inc 4 .000 10/01/23 297,583
250,000 Enbridge, Inc 2 .500 01/15/25 236,513
950,000 Enbridge, Inc 2 .500 02/14/25 896,211
1,500,000 Enbridge, Inc 1 .600 10/04/26 1,313,705
100,000 Enbridge, Inc 4 .250 12/01/26 96,141
100,000 Enbridge, Inc 3 .700 07/15/27 93,608
500,000 Enbridge, Inc 3 .125 11/15/29 435,928
1,500,000 Enbridge, Inc 2 .500 08/01/33 1,153,695
300,000 Enbridge, Inc 4 .500 06/10/44 249,430
925,000 Enbridge, Inc 5 .500 12/01/46 869,633
1,000,000 Enbridge, Inc 4 .000 11/15/49 763,872
2,000,000 Enbridge, Inc 3 .400 08/01/51 1,357,471
1,000,000 EnCana Corp 6 .500 08/15/34 1,006,247
1,000,000 Energy Transfer LP 5 .550 02/15/28 991,930
600,000 Energy Transfer LP 5 .750 02/15/33 587,016
200,000 Energy Transfer Operating LP 4 .200 09/15/23 198,745
500,000 Energy Transfer Operating LP 4 .900 02/01/24 497,146
2,775,000 Energy Transfer Operating LP 4 .500 04/15/24 2,735,496
825,000 Energy Transfer Operating LP 4 .050 03/15/25 799,090
400,000 Energy Transfer Operating LP 2 .900 05/15/25 376,698
325,000 Energy Transfer Operating LP 4 .750 01/15/26 316,556
250,000 Energy Transfer Operating LP 4 .200 04/15/27 235,927
350,000 Energy Transfer Operating LP 4 .950 06/15/28 338,445
2,600,000 Energy Transfer Operating LP 5 .250 04/15/29 2,514,085
3,125,000 Energy Transfer Operating LP 3 .750 05/15/30 2,755,268
400,000 Energy Transfer Operating LP 4 .900 03/15/35 356,200
500,000 Energy Transfer Operating LP 5 .800 06/15/38 457,755
140,000 Energy Transfer Operating LP 7 .500 07/01/38 148,715
650,000 Energy Transfer Operating LP 6 .500 02/01/42 642,446
200,000 Energy Transfer Operating LP 5 .150 02/01/43 165,309
200,000 Energy Transfer Operating LP 5 .950 10/01/43 183,755
550,000 Energy Transfer Operating LP 5 .150 03/15/45 455,225
625,000 Energy Transfer Operating LP 6 .125 12/15/45 578,276
500,000 Energy Transfer Operating LP 5 .300 04/15/47 415,994
1,025,000 Energy Transfer Operating LP 6 .000 06/15/48 923,984
2,750,000 Energy Transfer Operating LP 6 .250 04/15/49 2,557,155
2,175,000 Energy Transfer Operating LP 5 .000 05/15/50 1,737,675
950,000 Enterprise Products Operating LLC 3 .900 02/15/24 935,405
225,000 Enterprise Products Operating LLC 3 .750 02/15/25 218,768
450,000 Enterprise Products Operating LLC 3 .700 02/15/26 433,703
3,065,000 Enterprise Products Operating LLC 3 .950 02/15/27 2,939,601
725,000 Enterprise Products Operating LLC 4 .150 10/16/28 686,504
450,000 Enterprise Products Operating LLC 3 .125 07/31/29 396,201
750,000 Enterprise Products Operating LLC 2 .800 01/31/30 637,143
480,000 Enterprise Products Operating LLC 6 .125 10/15/39 491,434
175,000 Enterprise Products Operating LLC 5 .950 02/01/41 175,322

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 525,000 Enterprise Products Operating LLC 4 .850% 08/15/42 $ 463,755
325,000 Enterprise Products Operating LLC 4 .450 02/15/43 273,673
1,775,000 Enterprise Products Operating LLC 4 .850 03/15/44 1,564,561
775,000 Enterprise Products Operating LLC 5 .100 02/15/45 696,491
500,000 Enterprise Products Operating LLC 4 .900 05/15/46 434,773
675,000 Enterprise Products Operating LLC 4 .250 02/15/48 541,629
2,475,000 Enterprise Products Operating LLC 4 .800 02/01/49 2,108,989
950,000 Enterprise Products Operating LLC 4 .200 01/31/50 746,958
775,000 Enterprise Products Operating LLC 3 .700 01/31/51 558,693
1,000,000 Enterprise Products Operating LLC 3 .200 02/15/52 655,247
425,000 Enterprise Products Operating LLC 3 .300 02/15/53 282,702
200,000 Enterprise Products Operating LLC 4 .950 10/15/54 166,456
1,625,000 Enterprise Products Operating LLC 3 .950 01/31/60 1,172,738
700,000 Enterprise Products Operating LLC 5 .250 08/16/77 563,030
100,000 Enterprise Products Operating LLC 7 .630 08/16/77 90,507
400,000 Enterprise Products Operating LLC 5 .375 02/15/78 305,023
475,000 EOG Resources, Inc 4 .150 01/15/26 465,657
500,000 EOG Resources, Inc 4 .375 04/15/30 483,333
200,000 EOG Resources, Inc 3 .900 04/01/35 178,405
200,000 EOG Resources, Inc 5 .100 01/15/36 189,953
500,000 EOG Resources, Inc 4 .950 04/15/50 475,719
3,000,000 EQT Corp 6 .125 02/01/25 3,007,050
475,000 Equinor ASA 2 .650 01/15/24 463,448
150,000 Equinor ASA 3 .700 03/01/24 147,841
500,000 Equinor ASA 3 .250 11/10/24 487,311
500,000 Equinor ASA 2 .875 04/06/25 479,108
400,000 Equinor ASA 1 .750 01/22/26 365,571
500,000 Equinor ASA 3 .000 04/06/27 466,433
1,500,000 Equinor ASA 3 .625 09/10/28 1,419,379
300,000 Equinor ASA 3 .125 04/06/30 269,351
1,175,000 Equinor ASA 2 .375 05/22/30 999,288
300,000 Equinor ASA 3 .625 04/06/40 246,568
200,000 Equinor ASA 5 .100 08/17/40 196,398
400,000 Equinor ASA 4 .250 11/23/41 351,878
300,000 Equinor ASA 3 .950 05/15/43 250,648
1,300,000 Equinor ASA 4 .800 11/08/43 1,222,330
750,000 Equinor ASA 3 .250 11/18/49 544,791
1,300,000 Equinor ASA 3 .700 04/06/50 1,025,205
175,000 Exxon Mobil Corp 3 .176 03/15/24 171,527
3,000,000 Exxon Mobil Corp 2 .992 03/19/25 2,889,617
4,177,000 Exxon Mobil Corp 3 .043 03/01/26 3,983,875
1,000,000 Exxon Mobil Corp 2 .275 08/16/26 925,242
1,750,000 e Exxon Mobil Corp 3 .294 03/19/27 1,681,472
1,000,000 Exxon Mobil Corp 2 .440 08/16/29 873,568
750,000 Exxon Mobil Corp 3 .482 03/19/30 699,452
750,000 Exxon Mobil Corp 2 .610 10/15/30 655,118
1,000,000 Exxon Mobil Corp 2 .995 08/16/39 764,289
1,750,000 Exxon Mobil Corp 4 .227 03/19/40 1,574,619
500,000 Exxon Mobil Corp 3 .567 03/06/45 393,309
1,225,000 Exxon Mobil Corp 4 .114 03/01/46 1,042,124
1,400,000 Exxon Mobil Corp 3 .095 08/16/49 1,000,503
2,100,000 Exxon Mobil Corp 4 .327 03/19/50 1,839,073
2,800,000 Exxon Mobil Corp 3 .452 04/15/51 2,107,931
75,000 Halliburton Co 3 .800 11/15/25 72,949
2,000,000 e Halliburton Co 2 .920 03/01/30 1,714,638
500,000 Halliburton Co 4 .850 11/15/35 462,557
125,000 Halliburton Co 6 .700 09/15/38 131,258
125,000 Halliburton Co 7 .450 09/15/39 140,954
750,000 Halliburton Co 4 .750 08/01/43 639,720
2,825,000 Halliburton Co 5 .000 11/15/45 2,501,386

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Helmerich & Payne, Inc 2 .900% 09/29/31 $ 811,624
200,000 Hess Corp 3 .500 07/15/24 194,176
2,100,000 Hess Corp 4 .300 04/01/27 2,005,612
200,000 Hess Corp 6 .000 01/15/40 195,902
1,190,000 Hess Corp 5 .600 02/15/41 1,124,870
900,000 Hess Corp 5 .800 04/01/47 859,197
1,130,000 Husky Energy, Inc 6 .800 09/15/37 1,158,940
300,000 Kinder Morgan Energy Partners LP 4 .150 02/01/24 295,945
500,000 Kinder Morgan Energy Partners LP 4 .250 09/01/24 491,458
300,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 317,405
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 539,152
400,000 Kinder Morgan Energy Partners LP 4 .700 11/01/42 330,442
500,000 Kinder Morgan Energy Partners LP 5 .000 03/01/43 427,072
400,000 Kinder Morgan Energy Partners LP 5 .500 03/01/44 361,703
200,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 179,701
1,500,000 Kinder Morgan, Inc 1 .750 11/15/26 1,323,811
2,825,000 Kinder Morgan, Inc 4 .300 03/01/28 2,706,147
450,000 Kinder Morgan, Inc 2 .000 02/15/31 348,354
1,250,000 Kinder Morgan, Inc 4 .800 02/01/33 1,158,894
3,300,000 Kinder Morgan, Inc 5 .300 12/01/34 3,088,315
1,600,000 Kinder Morgan, Inc 5 .550 06/01/45 1,458,898
2,325,000 Kinder Morgan, Inc 5 .200 03/01/48 2,006,105
500,000 Kinder Morgan, Inc 3 .250 08/01/50 322,807
2,500,000 Kinder Morgan, Inc 3 .600 02/15/51 1,721,906
750,000 Kinder Morgan, Inc 5 .450 08/01/52 673,184
900,000 Magellan Midstream Partners LP 5 .000 03/01/26 894,001
475,000 Magellan Midstream Partners LP 3 .250 06/01/30 414,359
225,000 Magellan Midstream Partners LP 4 .250 09/15/46 169,924
425,000 Magellan Midstream Partners LP 4 .200 10/03/47 318,328
525,000 Magellan Midstream Partners LP 4 .850 02/01/49 433,608
1,500,000 Magellan Midstream Partners LP 3 .950 03/01/50 1,097,655
1,475,000 Marathon Oil Corp 4 .400 07/15/27 1,408,584
505,000 Marathon Oil Corp 6 .600 10/01/37 501,865
600,000 Marathon Oil Corp 5 .200 06/01/45 513,513
2,175,000 Marathon Petroleum Corp 3 .625 09/15/24 2,116,538
500,000 Marathon Petroleum Corp 4 .700 05/01/25 492,355
200,000 Marathon Petroleum Corp 3 .800 04/01/28 185,027
800,000 Marathon Petroleum Corp 6 .500 03/01/41 821,777
450,000 Marathon Petroleum Corp 4 .750 09/15/44 375,749
250,000 Marathon Petroleum Corp 5 .850 12/15/45 226,248
600,000 Marathon Petroleum Corp 4 .500 04/01/48 479,153
200,000 Marathon Petroleum Corp 5 .000 09/15/54 166,896
1,000,000 MPLX LP 4 .875 12/01/24 991,823
2,500,000 MPLX LP 4 .875 06/01/25 2,461,680
2,800,000 MPLX LP 1 .750 03/01/26 2,495,836
100,000 MPLX LP 4 .125 03/01/27 94,451
150,000 MPLX LP 4 .250 12/01/27 141,738
475,000 MPLX LP 4 .000 03/15/28 441,802
1,125,000 MPLX LP 2 .650 08/15/30 911,697
500,000 MPLX LP 4 .950 09/01/32 468,843
975,000 MPLX LP 4 .500 04/15/38 821,309
375,000 MPLX LP 5 .200 03/01/47 318,276
700,000 MPLX LP 5 .200 12/01/47 595,453
825,000 MPLX LP 4 .700 04/15/48 651,034
850,000 MPLX LP 5 .500 02/15/49 747,058
1,000,000 MPLX LP 4 .950 03/14/52 816,844
1,600,000 MPLX LP 4 .900 04/15/58 1,253,152
500,000 National Oilwell Varco, Inc 3 .600 12/01/29 439,468
800,000 National Oilwell Varco, Inc 3 .950 12/01/42 557,751
1,500,000 Newfield Exploration Co 5 .375 01/01/26 1,485,022

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 175,000 ONEOK, Inc 2 .750% 09/01/24 $ 167,533
100,000 ONEOK, Inc 5 .850 01/15/26 101,198
1,300,000 ONEOK, Inc 4 .000 07/13/27 1,223,049
725,000 ONEOK, Inc 4 .550 07/15/28 684,262
325,000 ONEOK, Inc 4 .350 03/15/29 300,362
500,000 ONEOK, Inc 3 .400 09/01/29 432,129
500,000 ONEOK, Inc 3 .100 03/15/30 419,005
175,000 ONEOK, Inc 6 .350 01/15/31 177,790
675,000 ONEOK, Inc 4 .950 07/13/47 543,661
1,350,000 ONEOK, Inc 5 .200 07/15/48 1,124,516
1,000,000 ONEOK, Inc 4 .450 09/01/49 743,071
500,000 ONEOK, Inc 4 .500 03/15/50 372,309
300,000 ONEOK, Inc 7 .150 01/15/51 304,584
675,000 Phillips 66 0 .900 02/15/24 645,110
1,000,000 Phillips 66 3 .850 04/09/25 975,422
925,000 Phillips 66 1 .300 02/15/26 828,671
1,000,000 Phillips 66 3 .900 03/15/28 943,747
738,000 Phillips 66 4 .650 11/15/34 688,542
125,000 Phillips 66 5 .875 05/01/42 128,040
2,375,000 Phillips 66 4 .875 11/15/44 2,169,987
825,000 Phillips 66 3 .300 03/15/52 569,279
500,000 g Phillips 66 Co 2 .450 12/15/24 469,634
100,000 g Phillips 66 Co 3 .550 10/01/26 93,792
675,000 g Phillips 66 Co 3 .750 03/01/28 621,263
500,000 g Phillips 66 Co 3 .150 12/15/29 436,186
425,000 g Phillips 66 Co 4 .680 02/15/45 368,334
350,000 g Phillips 66 Co 4 .900 10/01/46 309,762
2,000,000 Pioneer Natural Resources Co 1 .125 01/15/26 1,782,614
750,000 Pioneer Natural Resources Co 2 .150 01/15/31 592,801
200,000 Plains All American Pipeline LP 2 .850 01/31/23 199,686
400,000 Plains All American Pipeline LP 3 .850 10/15/23 394,376
575,000 Plains All American Pipeline LP 3 .600 11/01/24 555,920
1,025,000 Plains All American Pipeline LP 4 .650 10/15/25 1,002,987
2,075,000 Plains All American Pipeline LP 4 .500 12/15/26 1,991,837
1,000,000 Plains All American Pipeline LP 3 .800 09/15/30 869,081
100,000 Plains All American Pipeline LP 6 .650 01/15/37 98,385
250,000 Plains All American Pipeline LP 5 .150 06/01/42 202,629
300,000 Plains All American Pipeline LP 4 .700 06/15/44 227,531
300,000 Plains All American Pipeline LP 4 .900 02/15/45 232,399
690,000 Sabine Pass Liquefaction LLC 5 .750 05/15/24 690,167
1,775,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 1,777,507
275,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 278,256
2,675,000 Sabine Pass Liquefaction LLC 5 .000 03/15/27 2,622,902
550,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 516,984
1,500,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 1,390,375
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 686,937
1,500,000 Schlumberger Investment S.A. 2 .650 06/26/30 1,286,722
5,075,000 Shell International Finance BV 3 .250 05/11/25 4,917,563
2,075,000 Shell International Finance BV 2 .875 05/10/26 1,954,029
925,000 Shell International Finance BV 2 .500 09/12/26 857,398
1,225,000 Shell International Finance BV 3 .875 11/13/28 1,179,674
3,000,000 Shell International Finance BV 2 .375 11/07/29 2,592,735
1,000,000 Shell International Finance BV 2 .750 04/06/30 877,405
500,000 Shell International Finance BV 4 .125 05/11/35 463,574
350,000 Shell International Finance BV 6 .375 12/15/38 384,813
100,000 Shell International Finance BV 5 .500 03/25/40 101,884
1,500,000 Shell International Finance BV 2 .875 11/26/41 1,087,994
1,200,000 Shell International Finance BV 4 .550 08/12/43 1,083,507
2,025,000 Shell International Finance BV 4 .375 05/11/45 1,769,437
650,000 Shell International Finance BV 4 .000 05/10/46 530,013

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 3,180,000 Shell International Finance BV 3 .750% 09/12/46 $ 2,490,291
1,500,000 Shell International Finance BV 3 .125 11/07/49 1,054,145
1,500,000 Shell International Finance BV 3 .250 04/06/50 1,075,922
1,000,000 Shell International Finance BV 3 .000 11/26/51 677,118
200,000 Spectra Energy Partners LP 4 .750 03/15/24 198,647
400,000 Spectra Energy Partners LP 3 .500 03/15/25 384,472
1,100,000 Spectra Energy Partners LP 3 .375 10/15/26 1,023,574
200,000 Spectra Energy Partners LP 5 .950 09/25/43 194,283
600,000 Spectra Energy Partners LP 4 .500 03/15/45 495,279
250,000 Suncor Energy, Inc 6 .800 05/15/38 261,878
1,625,000 Suncor Energy, Inc 6 .500 06/15/38 1,666,403
1,550,000 Suncor Energy, Inc 4 .000 11/15/47 1,175,063
1,000,000 Suncor Energy, Inc 3 .750 03/04/51 718,344
300,000 Sunoco Logistics Partners Operations LP 4 .250 04/01/24 294,600
200,000 Sunoco Logistics Partners Operations LP 5 .950 12/01/25 202,797
400,000 Sunoco Logistics Partners Operations LP 3 .900 07/15/26 377,926
100,000 Sunoco Logistics Partners Operations LP 6 .100 02/15/42 91,693
300,000 Sunoco Logistics Partners Operations LP 5 .300 04/01/44 253,285
200,000 Sunoco Logistics Partners Operations LP 5 .350 05/15/45 169,607
1,225,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 1,037,645
2,000,000 Targa Resources Corp 5 .200 07/01/27 1,960,264
350,000 Targa Resources Corp 4 .200 02/01/33 301,127
575,000 Targa Resources Corp 4 .950 04/15/52 454,885
1,250,000 Targa Resources Corp 6 .250 07/01/52 1,179,688
1,000,000 Targa Resources Partners LP 6 .875 01/15/29 1,007,958
1,000,000 Targa Resources Partners LP 5 .500 03/01/30 940,920
1,000,000 Tosco Corp 8 .125 02/15/30 1,165,275
750,000 Total Capital International S.A. 3 .700 01/15/24 739,952
450,000 Total Capital International S.A. 3 .750 04/10/24 443,685
500,000 Total Capital International S.A. 2 .434 01/10/25 477,656
900,000 Total Capital International S.A. 3 .455 02/19/29 834,284
1,300,000 Total Capital International S.A. 2 .829 01/10/30 1,147,452
775,000 Total Capital International S.A. 2 .986 06/29/41 577,312
500,000 Total Capital International S.A. 3 .461 07/12/49 373,583
1,500,000 Total Capital International S.A. 3 .127 05/29/50 1,059,324
1,000,000 Total Capital International S.A. 3 .386 06/29/60 696,053
1,125,000 Total Capital S.A. 3 .883 10/11/28 1,086,630
1,225,000 TransCanada PipeLines Ltd 4 .875 01/15/26 1,217,271
4,000,000 TransCanada PipeLines Ltd 4 .100 04/15/30 3,664,269
1,000,000 TransCanada PipeLines Ltd 2 .500 10/12/31 794,030
1,925,000 TransCanada PipeLines Ltd 4 .625 03/01/34 1,754,221
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 101,958
500,000 TransCanada PipeLines Ltd 4 .750 05/15/38 445,655
200,000 TransCanada PipeLines Ltd 7 .625 01/15/39 228,661
125,000 TransCanada PipeLines Ltd 6 .100 06/01/40 125,653
1,200,000 TransCanada PipeLines Ltd 5 .000 10/16/43 1,065,555
750,000 TransCanada PipeLines Ltd 4 .875 05/15/48 654,922
1,425,000 TransCanada PipeLines Ltd 5 .100 03/15/49 1,291,887
700,000 Transcontinental Gas Pipe Line Co LLC 7 .850 02/01/26 747,085
1,200,000 Transcontinental Gas Pipe Line Co LLC 4 .000 03/15/28 1,125,904
500,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 433,897
850,000 Transcontinental Gas Pipe Line Co LLC 4 .600 03/15/48 706,450
500,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 380,196
2,000,000 Vale Overseas Ltd 3 .750 07/08/30 1,749,863
1,164,000 Vale Overseas Ltd 6 .875 11/21/36 1,228,175
750,000 Valero Energy Corp 2 .150 09/15/27 657,517
342,000 Valero Energy Corp 4 .350 06/01/28 329,506
1,500,000 Valero Energy Corp 2 .800 12/01/31 1,222,531
455,000 Valero Energy Corp 7 .500 04/15/32 511,407
850,000 Valero Energy Corp 6 .625 06/15/37 904,516

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 300,000 Valero Energy Corp 4 .900% 03/15/45 $ 266,345
1,500,000 Valero Energy Corp 3 .650 12/01/51 1,059,006
1,000,000 Valero Energy Corp 4 .000 06/01/52 751,228
300,000 Valero Energy Partners LP 4 .500 03/15/28 290,874
3,500,000 Williams Cos, Inc 2 .600 03/15/31 2,832,385
1,000,000 Williams Cos, Inc 4 .650 08/15/32 930,904
1,500,000 Williams Cos, Inc 3 .500 10/15/51 1,020,829
500,000 Williams Cos, Inc 5 .300 08/15/52 447,073
300,000 Williams Partners LP 4 .500 11/15/23 297,787
150,000 Williams Partners LP 3 .900 01/15/25 146,075
925,000 Williams Partners LP 4 .000 09/15/25 899,069
1,300,000 Williams Partners LP 3 .750 06/15/27 1,223,628
300,000 Williams Partners LP 6 .300 04/15/40 306,454
300,000 Williams Partners LP 5 .800 11/15/43 285,242
300,000 Williams Partners LP 5 .400 03/04/44 271,957
1,000,000 Williams Partners LP 4 .900 01/15/45 850,283
225,000 Williams Partners LP 5 .100 09/15/45 196,734
1,700,000 Williams Partners LP 4 .850 03/01/48 1,436,751
TOTAL ENERGY 320,054,298
FOOD & STAPLES RETAILING - 0 .2%
400,000 Costco Wholesale Corp 2 .750 05/18/24 389,581
625,000 Costco Wholesale Corp 3 .000 05/18/27 587,391
475,000 Costco Wholesale Corp 1 .375 06/20/27 416,028
725,000 Costco Wholesale Corp 1 .600 04/20/30 593,968
1,800,000 Costco Wholesale Corp 1 .750 04/20/32 1,423,018
69,000 Delhaize Group S.A. 5 .700 10/01/40 68,347
200,000 Kroger Co 3 .850 08/01/23 198,321
300,000 Kroger Co 4 .000 02/01/24 295,800
100,000 Kroger Co 3 .500 02/01/26 95,472
1,275,000 Kroger Co 2 .650 10/15/26 1,170,270
175,000 Kroger Co 3 .700 08/01/27 165,340
1,150,000 Kroger Co 4 .500 01/15/29 1,107,573
250,000 Kroger Co 2 .200 05/01/30 202,866
1,500,000 Kroger Co 1 .700 01/15/31 1,156,440
100,000 Kroger Co 6 .900 04/15/38 109,458
250,000 Kroger Co 5 .000 04/15/42 226,784
300,000 Kroger Co 5 .150 08/01/43 276,094
300,000 Kroger Co 3 .875 10/15/46 229,232
900,000 Kroger Co 4 .450 02/01/47 755,724
700,000 Kroger Co 4 .650 01/15/48 604,809
300,000 Kroger Co 5 .400 01/15/49 286,229
500,000 Kroger Co 3 .950 01/15/50 388,135
125,000 SYSCO Corp 3 .750 10/01/25 120,957
350,000 SYSCO Corp 3 .300 07/15/26 330,148
1,000,000 SYSCO Corp 2 .400 02/15/30 831,188
332,000 SYSCO Corp 5 .950 04/01/30 343,605
400,000 SYSCO Corp 2 .450 12/14/31 321,277
300,000 SYSCO Corp 4 .850 10/01/45 264,354
500,000 SYSCO Corp 4 .500 04/01/46 418,938
250,000 SYSCO Corp 4 .450 03/15/48 204,964
550,000 SYSCO Corp 3 .300 02/15/50 376,744
905,000 SYSCO Corp 6 .600 04/01/50 986,361
675,000 SYSCO Corp 3 .150 12/14/51 443,707
622,000 Walgreens Boots Alliance, Inc 3 .450 06/01/26 591,310
750,000 Walgreens Boots Alliance, Inc 3 .200 04/15/30 649,038
1,400,000 Walgreens Boots Alliance, Inc 4 .500 11/18/34 1,222,792
525,000 Walgreens Boots Alliance, Inc 4 .650 06/01/46 416,767
750,000 Walgreens Boots Alliance, Inc 4 .100 04/15/50 551,734
500,000 Walmart, Inc 1 .050 09/17/26 442,782

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD & STAPLES RETAILING—continued
$ 6,000,000 Walmart, Inc 3 .950% 09/09/27 $ 5,917,131
1,000,000 Walmart, Inc 1 .500 09/22/28 856,951
21,000 Walmart, Inc 2 .375 09/24/29 18,388
1,750,000 Walmart, Inc 1 .800 09/22/31 1,424,181
5,000,000 e Walmart, Inc 4 .150 09/09/32 4,870,720
825,000 Walmart, Inc 2 .500 09/22/41 601,882
1,500,000 e Walmart, Inc 2 .650 09/22/51 1,014,156
4,000,000 Walmart, Inc 4 .500 09/09/52 3,804,722
TOTAL FOOD & STAPLES RETAILING 37,771,677
FOOD, BEVERAGE & TOBACCO - 0 .9%
1,300,000 Altria Group, Inc 2 .350 05/06/25 1,224,486
727,000 Altria Group, Inc 4 .400 02/14/26 711,700
700,000 e Altria Group, Inc 2 .625 09/16/26 641,838
800,000 Altria Group, Inc 3 .400 05/06/30 683,802
2,175,000 Altria Group, Inc 2 .450 02/04/32 1,640,808
800,000 Altria Group, Inc 5 .800 02/14/39 737,654
1,500,000 Altria Group, Inc 3 .400 02/04/41 994,870
925,000 Altria Group, Inc 4 .250 08/09/42 685,508
300,000 Altria Group, Inc 4 .500 05/02/43 225,224
775,000 Altria Group, Inc 5 .375 01/31/44 683,085
900,000 Altria Group, Inc 3 .875 09/16/46 601,782
3,375,000 Altria Group, Inc 5 .950 02/14/49 3,001,155
1,000,000 Altria Group, Inc 4 .450 05/06/50 708,094
1,000,000 Altria Group, Inc 3 .700 02/04/51 626,321
1,000,000 Altria Group, Inc 4 .000 02/04/61 648,918
1,125,000 Anheuser-Busch InBev Finance, Inc 4 .625 02/01/44 1,011,090
625,000 Anheuser-Busch InBev Worldwide, Inc 4 .900 01/23/31 625,279
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4 .375 04/15/38 1,519,648
100,000 Anheuser-Busch InBev Worldwide, Inc 8 .200 01/15/39 124,942
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5 .450 01/23/39 2,669,137
500,000 Anheuser-Busch InBev Worldwide, Inc 4 .350 06/01/40 439,374
150,000 Anheuser-Busch InBev Worldwide, Inc 4 .950 01/15/42 140,661
309,000 Anheuser-Busch InBev Worldwide, Inc 4 .600 04/15/48 268,506
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,506,504
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5 .550 01/23/49 2,001,911
3,441,000 Anheuser-Busch InBev Worldwide, Inc 4 .500 06/01/50 3,009,630
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 04/15/58 1,514,194
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5 .800 01/23/59 2,199,160
1,075,000 Archer-Daniels-Midland Co 2 .500 08/11/26 996,837
1,500,000 Archer-Daniels-Midland Co 3 .250 03/27/30 1,352,840
500,000 Archer-Daniels-Midland Co 2 .900 03/01/32 429,571
800,000 Archer-Daniels-Midland Co 4 .500 03/15/49 728,421
1,000,000 Archer-Daniels-Midland Co 2 .700 09/15/51 662,044
3,950,000 BAT Capital Corp 3 .222 08/15/24 3,803,403
500,000 BAT Capital Corp 2 .789 09/06/24 478,443
3,525,000 BAT Capital Corp 3 .557 08/15/27 3,220,306
400,000 BAT Capital Corp 2 .259 03/25/28 331,969
275,000 BAT Capital Corp 4 .906 04/02/30 251,784
650,000 BAT Capital Corp 2 .726 03/25/31 507,141
500,000 BAT Capital Corp 4 .742 03/16/32 443,662
1,400,000 BAT Capital Corp 4 .390 08/15/37 1,088,502
475,000 BAT Capital Corp 3 .734 09/25/40 322,536
1,625,000 BAT Capital Corp 4 .540 08/15/47 1,148,183
900,000 BAT Capital Corp 4 .758 09/06/49 651,839
500,000 BAT Capital Corp 5 .282 04/02/50 393,832
1,000,000 BAT Capital Corp 3 .984 09/25/50 654,357
1,000,000 BAT Capital Corp 5 .650 03/16/52 824,309
5,000,000 BAT International Finance plc 1 .668 03/25/26 4,430,272
500,000 BAT International Finance plc 4 .448 03/16/28 463,081

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 200,000 Brown-Forman Corp 3 .500% 04/15/25 $ 195,378
200,000 Brown-Forman Corp 4 .000 04/15/38 175,169
200,000 Brown-Forman Corp 4 .500 07/15/45 182,789
500,000 Bunge Ltd 1 .630 08/17/25 455,315
125,000 Bunge Ltd 3 .250 08/15/26 116,440
500,000 Bunge Ltd 3 .750 09/25/27 466,880
1,500,000 Bunge Ltd 2 .750 05/14/31 1,231,083
500,000 Campbell Soup Co 3 .950 03/15/25 488,279
725,000 Campbell Soup Co 4 .150 03/15/28 692,357
500,000 e Campbell Soup Co 2 .375 04/24/30 416,085
800,000 Campbell Soup Co 4 .800 03/15/48 705,600
500,000 Campbell Soup Co 3 .125 04/24/50 338,529
300,000 Coca-Cola Bottling Co Consolidated 3 .800 11/25/25 291,246
1,000,000 Coca-Cola Co 3 .375 03/25/27 959,031
1,000,000 Coca-Cola Co 1 .450 06/01/27 882,775
1,000,000 Coca-Cola Co 1 .500 03/05/28 861,030
2,000,000 Coca-Cola Co 1 .000 03/15/28 1,671,894
600,000 Coca-Cola Co 2 .125 09/06/29 513,026
300,000 Coca-Cola Co 3 .450 03/25/30 278,983
800,000 Coca-Cola Co 1 .650 06/01/30 654,508
1,500,000 Coca-Cola Co 2 .000 03/05/31 1,236,984
2,000,000 Coca-Cola Co 1 .375 03/15/31 1,559,767
2,000,000 Coca-Cola Co 2 .250 01/05/32 1,677,555
725,000 Coca-Cola Co 2 .500 06/01/40 528,290
1,000,000 Coca-Cola Co 2 .875 05/05/41 762,553
1,500,000 Coca-Cola Co 2 .600 06/01/50 993,553
1,500,000 Coca-Cola Co 3 .000 03/05/51 1,090,687
1,000,000 Coca-Cola Co 2 .750 06/01/60 667,580
678,000 Coca-Cola Femsa SAB de C.V. 2 .750 01/22/30 583,928
475,000 ConAgra Brands, Inc 0 .500 08/11/23 461,510
1,000,000 ConAgra Brands, Inc 4 .300 05/01/24 986,230
450,000 ConAgra Brands, Inc 4 .600 11/01/25 443,394
500,000 ConAgra Brands, Inc 1 .375 11/01/27 416,528
100,000 ConAgra Brands, Inc 7 .000 10/01/28 106,614
1,575,000 ConAgra Brands, Inc 4 .850 11/01/28 1,535,833
750,000 ConAgra Brands, Inc 5 .300 11/01/38 706,247
750,000 ConAgra Brands, Inc 5 .400 11/01/48 693,019
100,000 Constellation Brands, Inc 4 .400 11/15/25 98,279
750,000 Constellation Brands, Inc 3 .700 12/06/26 713,166
300,000 Constellation Brands, Inc 3 .500 05/09/27 280,872
1,000,000 Constellation Brands, Inc 4 .350 05/09/27 973,783
700,000 Constellation Brands, Inc 3 .600 02/15/28 648,700
300,000 Constellation Brands, Inc 4 .650 11/15/28 290,124
1,000,000 Constellation Brands, Inc 3 .150 08/01/29 876,356
100,000 Constellation Brands, Inc 2 .875 05/01/30 85,126
425,000 Constellation Brands, Inc 2 .250 08/01/31 337,618
1,000,000 Constellation Brands, Inc 4 .750 05/09/32 962,215
300,000 Constellation Brands, Inc 4 .100 02/15/48 238,935
300,000 Constellation Brands, Inc 5 .250 11/15/48 281,047
1,250,000 Constellation Brands, Inc 3 .750 05/01/50 935,455
750,000 Diageo Capital plc 2 .125 10/24/24 711,432
500,000 Diageo Capital plc 1 .375 09/29/25 458,452
750,000 Diageo Capital plc 5 .300 10/24/27 767,125
425,000 Diageo Capital plc 3 .875 05/18/28 404,901
1,033,000 Diageo Capital plc 2 .000 04/29/30 848,489
1,900,000 Diageo Capital plc 2 .125 04/29/32 1,513,159
425,000 Diageo Capital plc 5 .500 01/24/33 444,660
200,000 Diageo Capital plc 5 .875 09/30/36 208,988
400,000 Diageo Capital plc 3 .875 04/29/43 328,160
100,000 Flowers Foods, Inc 3 .500 10/01/26 93,604

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 400,000 e Flowers Foods, Inc 2 .400% 03/15/31 $ 321,968
200,000 Fomento Economico Mexicano SAB de C.V. 2 .875 05/10/23 197,894
300,000 Fomento Economico Mexicano SAB de C.V. 4 .375 05/10/43 247,437
2,500,000 Fomento Economico Mexicano SAB de C.V. 3 .500 01/16/50 1,753,275
500,000 General Mills, Inc 3 .650 02/15/24 491,212
150,000 General Mills, Inc 4 .000 04/17/25 146,492
800,000 General Mills, Inc 3 .200 02/10/27 755,852
2,300,000 General Mills, Inc 4 .200 04/17/28 2,222,561
100,000 General Mills, Inc 2 .875 04/15/30 86,393
1,000,000 General Mills, Inc 2 .250 10/14/31 804,195
951,000 General Mills, Inc 3 .000 02/01/51 650,262
300,000 Hershey Co 2 .050 11/15/24 285,215
500,000 Hershey Co 0 .900 06/01/25 456,346
300,000 Hershey Co 2 .450 11/15/29 257,664
500,000 Hershey Co 1 .700 06/01/30 400,370
300,000 Hershey Co 3 .375 08/15/46 224,641
300,000 Hershey Co 3 .125 11/15/49 212,415
100,000 Hershey Co 2 .650 06/01/50 64,888
1,500,000 Hormel Foods Corp 1 .700 06/03/28 1,294,995
1,500,000 Hormel Foods Corp 1 .800 06/11/30 1,220,472
300,000 Ingredion, Inc 3 .200 10/01/26 280,683
750,000 Ingredion, Inc 3 .900 06/01/50 547,013
425,000 J M Smucker Co 2 .125 03/15/32 329,270
550,000 J M Smucker Co 2 .750 09/15/41 365,847
3,000,000 g JBS USA LUX S.A. 5 .125 02/01/28 2,842,118
3,000,000 g JBS USA LUX S.A. 5 .750 04/01/33 2,861,340
2,000,000 g JBS USA LUX S.A. 6 .500 12/01/52 1,903,623
1,475,000 JM Smucker Co 3 .500 03/15/25 1,427,004
200,000 JM Smucker Co 3 .375 12/15/27 184,896
150,000 JM Smucker Co 2 .375 03/15/30 124,256
300,000 JM Smucker Co 4 .250 03/15/35 268,134
300,000 JM Smucker Co 4 .375 03/15/45 244,816
400,000 JM Smucker Co 3 .550 03/15/50 273,702
1,800,000 Kellogg Co 3 .250 04/01/26 1,711,234
200,000 Kellogg Co 3 .400 11/15/27 185,987
800,000 Kellogg Co 4 .300 05/15/28 776,227
275,000 Kellogg Co 2 .100 06/01/30 223,581
150,000 Kellogg Co 4 .500 04/01/46 127,805
66,000 Keurig Dr Pepper, Inc 4 .417 05/25/25 65,252
200,000 Keurig Dr Pepper, Inc 3 .400 11/15/25 191,764
200,000 Keurig Dr Pepper, Inc 2 .550 09/15/26 182,978
2,000,000 Keurig Dr Pepper, Inc 3 .950 04/15/29 1,860,367
750,000 Keurig Dr Pepper, Inc 3 .200 05/01/30 653,584
1,500,000 Keurig Dr Pepper, Inc 2 .250 03/15/31 1,204,572
2,000,000 Keurig Dr Pepper, Inc 4 .050 04/15/32 1,819,301
500,000 Keurig Dr Pepper, Inc 4 .420 12/15/46 410,651
1,500,000 Keurig Dr Pepper, Inc 3 .350 03/15/51 1,029,742
500,000 Keurig Dr Pepper, Inc 4 .500 04/15/52 416,616
1,500,000 Kraft Heinz Foods Co 3 .000 06/01/26 1,403,729
6,000,000 Kraft Heinz Foods Co 3 .875 05/15/27 5,732,381
1,000,000 Kraft Heinz Foods Co 5 .200 07/15/45 922,611
4,000,000 Kraft Heinz Foods Co 4 .875 10/01/49 3,472,172
250,000 McCormick & Co, Inc 3 .150 08/15/24 242,025
625,000 McCormick & Co, Inc 0 .900 02/15/26 547,454
250,000 McCormick & Co, Inc 3 .400 08/15/27 232,868
500,000 e McCormick & Co, Inc 2 .500 04/15/30 416,992
325,000 McCormick & Co, Inc 1 .850 02/15/31 251,244
400,000 McCormick & Co, Inc 4 .200 08/15/47 324,254
925,000 Mead Johnson Nutrition Co 4 .125 11/15/25 905,805
350,000 Mead Johnson Nutrition Co 4 .600 06/01/44 312,593

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 1,025,000 Molson Coors Brewing Co 3 .000% 07/15/26 $ 951,253
525,000 Molson Coors Brewing Co 5 .000 05/01/42 465,663
1,550,000 Molson Coors Brewing Co 4 .200 07/15/46 1,201,819
1,000,000 Mondelez International, Inc 1 .500 05/04/25 925,374
1,500,000 Mondelez International, Inc 2 .625 03/17/27 1,359,844
356,000 Mondelez International, Inc 2 .750 04/13/30 306,855
400,000 Mondelez International, Inc 1 .500 02/04/31 307,549
725,000 Mondelez International, Inc 1 .875 10/15/32 550,054
1,200,000 Mondelez International, Inc 2 .625 09/04/50 745,534
1,425,000 PepsiCo, Inc 3 .600 03/01/24 1,407,466
525,000 PepsiCo, Inc 2 .750 04/30/25 502,000
425,000 PepsiCo, Inc 3 .500 07/17/25 413,747
275,000 PepsiCo, Inc 2 .850 02/24/26 261,175
1,300,000 PepsiCo, Inc 2 .375 10/06/26 1,209,450
150,000 PepsiCo, Inc 2 .625 03/19/27 139,320
2,000,000 PepsiCo, Inc 3 .600 02/18/28 1,914,848
500,000 PepsiCo, Inc 2 .750 03/19/30 442,722
2,275,000 PepsiCo, Inc 1 .625 05/01/30 1,850,427
2,000,000 PepsiCo, Inc 1 .400 02/25/31 1,575,409
2,000,000 PepsiCo, Inc 1 .950 10/21/31 1,616,129
1,100,000 PepsiCo, Inc 3 .900 07/18/32 1,037,179
575,000 PepsiCo, Inc 2 .625 10/21/41 425,470
750,000 PepsiCo, Inc 2 .875 10/15/49 535,830
1,000,000 PepsiCo, Inc 2 .750 10/21/51 691,533
1,000,000 PepsiCo, Inc 4 .200 07/18/52 910,381
300,000 Philip Morris International, Inc 3 .600 11/15/23 296,617
600,000 Philip Morris International, Inc 3 .250 11/10/24 580,399
500,000 Philip Morris International, Inc 1 .500 05/01/25 462,849
500,000 Philip Morris International, Inc 3 .375 08/11/25 480,185
700,000 Philip Morris International, Inc 2 .750 02/25/26 655,681
1,000,000 Philip Morris International, Inc 0 .875 05/01/26 878,515
1,500,000 Philip Morris International, Inc 5 .125 11/17/27 1,510,955
1,500,000 e Philip Morris International, Inc 3 .125 03/02/28 1,361,648
1,450,000 Philip Morris International, Inc 3 .375 08/15/29 1,305,647
1,500,000 Philip Morris International, Inc 5 .625 11/17/29 1,521,718
450,000 Philip Morris International, Inc 2 .100 05/01/30 363,919
1,000,000 Philip Morris International, Inc 1 .750 11/01/30 783,085
1,500,000 Philip Morris International, Inc 5 .750 11/17/32 1,529,139
400,000 Philip Morris International, Inc 6 .375 05/16/38 425,789
225,000 Philip Morris International, Inc 4 .375 11/15/41 185,425
200,000 Philip Morris International, Inc 4 .500 03/20/42 168,691
275,000 Philip Morris International, Inc 3 .875 08/21/42 208,777
300,000 Philip Morris International, Inc 4 .125 03/04/43 237,040
200,000 Philip Morris International, Inc 4 .875 11/15/43 174,842
2,000,000 Philip Morris International, Inc 4 .250 11/10/44 1,605,686
550,000 Reynolds American, Inc 4 .450 06/12/25 538,041
750,000 Reynolds American, Inc 5 .700 08/15/35 676,997
65,000 Reynolds American, Inc 7 .250 06/15/37 66,461
200,000 Reynolds American, Inc 6 .150 09/15/43 178,386
1,775,000 Reynolds American, Inc 5 .850 08/15/45 1,511,939
100,000 Tyson Foods, Inc 3 .900 09/28/23 99,093
750,000 Tyson Foods, Inc 3 .950 08/15/24 737,916
500,000 Tyson Foods, Inc 4 .000 03/01/26 484,464
1,150,000 Tyson Foods, Inc 3 .550 06/02/27 1,077,898
500,000 Tyson Foods, Inc 4 .350 03/01/29 476,737
500,000 Tyson Foods, Inc 5 .150 08/15/44 462,738
300,000 Tyson Foods, Inc 4 .550 06/02/47 256,704
1,700,000 Tyson Foods, Inc 5 .100 09/28/48 1,568,363
TOTAL FOOD, BEVERAGE & TOBACCO 186,546,341

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES - 1 .3%
$ 275,000 Abbott Laboratories 2 .950% 03/15/25 $ 265,553
1,708,000 Abbott Laboratories 3 .750 11/30/26 1,662,785
625,000 Abbott Laboratories 1 .150 01/30/28 531,190
200,000 Abbott Laboratories 1 .400 06/30/30 158,872
2,750,000 Abbott Laboratories 4 .750 11/30/36 2,722,054
3,450,000 Abbott Laboratories 4 .900 11/30/46 3,363,527
500,000 Adventist Health System 2 .952 03/01/29 428,052
1,000,000 Adventist Health System 5 .430 03/01/32 984,961
500,000 Adventist Health System 3 .630 03/01/49 354,093
200,000 Advocate Health & Hospitals Corp 3 .829 08/15/28 186,475
750,000 Advocate Health & Hospitals Corp 2 .211 06/15/30 615,177
100,000 Advocate Health & Hospitals Corp 4 .272 08/15/48 84,897
600,000 Advocate Health & Hospitals Corp 3 .387 10/15/49 431,100
500,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 334,140
1,500,000 AHS Hospital Corp 2 .780 07/01/51 936,504
200,000 Allina Health System 3 .887 04/15/49 159,362
520,000 Allina Health System 2 .902 11/15/51 330,814
400,000 AmerisourceBergen Corp 3 .400 05/15/24 390,162
700,000 AmerisourceBergen Corp 3 .250 03/01/25 674,298
200,000 AmerisourceBergen Corp 3 .450 12/15/27 186,862
1,000,000 AmerisourceBergen Corp 2 .800 05/15/30 848,188
1,000,000 AmerisourceBergen Corp 2 .700 03/15/31 830,041
700,000 AmerisourceBergen Corp 4 .300 12/15/47 580,785
1,625,000 Anthem, Inc 3 .350 12/01/24 1,575,073
1,500,000 Anthem, Inc 2 .375 01/15/25 1,423,893
1,000,000 Anthem, Inc 1 .500 03/15/26 898,782
850,000 Anthem, Inc 3 .650 12/01/27 801,472
1,225,000 Anthem, Inc 4 .101 03/01/28 1,173,946
500,000 Anthem, Inc 2 .875 09/15/29 439,289
1,500,000 Anthem, Inc 2 .250 05/15/30 1,240,867
1,000,000 Anthem, Inc 2 .550 03/15/31 840,127
1,150,000 Anthem, Inc 4 .625 05/15/42 1,045,699
125,000 Anthem, Inc 4 .650 01/15/43 113,282
500,000 Anthem, Inc 5 .100 01/15/44 471,214
425,000 Anthem, Inc 4 .650 08/15/44 379,458
625,000 Anthem, Inc 4 .375 12/01/47 533,930
1,800,000 Anthem, Inc 4 .550 03/01/48 1,571,215
500,000 Anthem, Inc 3 .700 09/15/49 379,583
650,000 Anthem, Inc 3 .125 05/15/50 445,530
425,000 Anthem, Inc 3 .600 03/15/51 317,684
1,000,000 Ascension Health 2 .532 11/15/29 857,108
1,000,000 Ascension Health 3 .106 11/15/39 768,182
875,000 Ascension Health 3 .945 11/15/46 723,015
200,000 Ascension Health 4 .847 11/15/53 189,527
500,000 Banner Health 2 .338 01/01/30 420,410
750,000 Banner Health 1 .897 01/01/31 592,238
750,000 Banner Health 2 .913 01/01/51 493,869
1,000,000 Baptist Health South Florida Obligated Group 3 .115 11/15/71 568,890
1,000,000 Baptist Healthcare System Obligated Group 3 .540 08/15/50 717,756
475,000 Baxter International, Inc 2 .600 08/15/26 438,699
2,000,000 Baxter International, Inc 1 .915 02/01/27 1,773,174
1,350,000 Baxter International, Inc 2 .272 12/01/28 1,151,260
2,000,000 Baxter International, Inc 1 .730 04/01/31 1,523,672
1,150,000 Baxter International, Inc 2 .539 02/01/32 913,552
300,000 Baxter International, Inc 3 .500 08/15/46 212,886
1,000,000 e Baxter International, Inc 3 .132 12/01/51 645,377
1,500,000 Baylor Scott & White Holdings 1 .777 11/15/30 1,158,516
290,000 Baylor Scott & White Holdings 4 .185 11/15/45 242,969
200,000 Baylor Scott & White Holdings 3 .967 11/15/46 160,990
1,000,000 Baylor Scott & White Holdings 2 .839 11/15/50 651,736

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 635,000 Becton Dickinson & Co 3 .363% 06/06/24 $ 620,520
165,000 Becton Dickinson & Co 3 .734 12/15/24 160,899
1,277,000 Becton Dickinson & Co 3 .700 06/06/27 1,206,543
675,000 Becton Dickinson & Co 2 .823 05/20/30 579,325
343,000 Becton Dickinson & Co 4 .685 12/15/44 306,565
1,000,000 Becton Dickinson & Co 4 .669 06/06/47 879,961
447,000 Becton Dickinson & Co 3 .794 05/20/50 343,022
1,500,000 Becton Dickinson and Co 1 .957 02/11/31 1,186,195
1,000,000 Becton Dickinson and Co 4 .298 08/22/32 936,022
235,000 Beth Israel Lahey Health, Inc 3 .080 07/01/51 144,853
200,000 Bio-Rad Laboratories, Inc 3 .300 03/15/27 184,833
525,000 Bio-Rad Laboratories, Inc 3 .700 03/15/32 449,674
500,000 Bon Secours Mercy Health, Inc 3 .464 06/01/30 446,870
500,000 Bon Secours Mercy Health, Inc 2 .095 06/01/31 390,025
500,000 Bon Secours Mercy Health, Inc 3 .205 06/01/50 333,181
219,000 Boston Scientific Corp 3 .450 03/01/24 214,913
2,500,000 Boston Scientific Corp 2 .650 06/01/30 2,135,472
343,000 Boston Scientific Corp 4 .550 03/01/39 307,662
256,000 Boston Scientific Corp 4 .700 03/01/49 229,018
200,000 Cardinal Health, Inc 3 .200 03/15/23 199,437
650,000 Cardinal Health, Inc 3 .079 06/15/24 631,592
100,000 Cardinal Health, Inc 3 .500 11/15/24 97,063
200,000 Cardinal Health, Inc 3 .750 09/15/25 193,514
1,475,000 Cardinal Health, Inc 3 .410 06/15/27 1,378,890
100,000 Cardinal Health, Inc 4 .600 03/15/43 82,145
200,000 Cardinal Health, Inc 4 .500 11/15/44 159,358
200,000 Cardinal Health, Inc 4 .900 09/15/45 168,837
500,000 Cardinal Health, Inc 4 .368 06/15/47 391,626
2,000,000 Centene Corp 2 .450 07/15/28 1,688,100
2,000,000 Centene Corp 3 .000 10/15/30 1,639,499
2,000,000 Centene Corp 2 .500 03/01/31 1,564,946
1,000,000 Children's Health System of Texas 2 .511 08/15/50 597,174
100,000 Children's Hospital Corp 4 .115 01/01/47 84,771
1,000,000 Children's Hospital Corp 2 .585 02/01/50 608,684
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 638,154
200,000 CHRISTUS Health 4 .341 07/01/28 190,022
300,000 Cigna Corp 3 .500 06/15/24 293,347
900,000 Cigna Corp 3 .250 04/15/25 866,686
2,000,000 Cigna Corp 4 .125 11/15/25 1,954,066
150,000 Cigna Corp 4 .500 02/25/26 147,697
1,000,000 Cigna Corp 1 .250 03/15/26 890,938
4,475,000 Cigna Corp 3 .400 03/01/27 4,197,471
300,000 Cigna Corp 3 .050 10/15/27 274,487
2,000,000 Cigna Corp 4 .375 10/15/28 1,928,868
250,000 Cigna Corp 2 .400 03/15/30 209,432
550,000 Cigna Corp 2 .375 03/15/31 450,111
1,700,000 Cigna Corp 4 .800 08/15/38 1,577,656
225,000 Cigna Corp 3 .200 03/15/40 169,752
93,000 Cigna Corp 6 .125 11/15/41 95,870
975,000 Cigna Corp 4 .800 07/15/46 869,821
1,150,000 Cigna Corp 3 .875 10/15/47 891,537
2,450,000 Cigna Corp 4 .900 12/15/48 2,207,479
750,000 Cigna Corp 3 .400 03/15/50 531,548
1,100,000 Cigna Corp 3 .400 03/15/51 781,832
600,000 City of Hope 4 .378 08/15/48 488,491
750,000 Community Health Network, Inc 3 .099 05/01/50 471,042
485,000 Cottage Health Obligated Group 3 .304 11/01/49 340,200
900,000 CVS Health Corp 3 .375 08/12/24 877,300
250,000 CVS Health Corp 2 .625 08/15/24 240,152
1,969,000 CVS Health Corp 3 .875 07/20/25 1,921,403

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 2,550,000 CVS Health Corp 2 .875% 06/01/26 $ 2,380,368
1,250,000 CVS Health Corp 3 .000 08/15/26 1,167,564
9,500,000 CVS Health Corp 1 .300 08/21/27 8,043,031
275,000 CVS Health Corp 3 .250 08/15/29 246,017
1,825,000 CVS Health Corp 1 .750 08/21/30 1,438,266
1,525,000 CVS Health Corp 1 .875 02/28/31 1,196,215
1,000,000 CVS Health Corp 2 .125 09/15/31 792,871
4,100,000 CVS Health Corp 4 .780 03/25/38 3,734,830
850,000 CVS Health Corp 2 .700 08/21/40 587,239
400,000 CVS Health Corp 5 .300 12/05/43 373,465
1,800,000 CVS Health Corp 5 .125 07/20/45 1,640,529
8,525,000 CVS Health Corp 5 .050 03/25/48 7,651,570
100,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 78,031
1,000,000 DENTSPLY SIRONA, Inc 3 .250 06/01/30 830,162
750,000 DH Europe Finance II Sarl 2 .200 11/15/24 714,607
300,000 DH Europe Finance II Sarl 2 .600 11/15/29 262,806
550,000 DH Europe Finance II Sarl 3 .250 11/15/39 438,444
1,000,000 DH Europe Finance II Sarl 3 .400 11/15/49 755,146
200,000 Dignity Health 5 .267 11/01/64 172,255
400,000 Duke University Health System, Inc 3 .920 06/01/47 329,010
400,000 Edwards Lifesciences Corp 4 .300 06/15/28 382,401
225,000 Elevance Health, Inc 3 .500 08/15/24 219,469
50,000 Elevance Health, Inc 4 .100 05/15/32 46,508
500,000 Elevance Health, Inc 5 .500 10/15/32 511,862
600,000 Elevance Health, Inc 4 .550 05/15/52 521,201
750,000 Hackensack Meridian Health, Inc 2 .675 09/01/41 521,530
200,000 Hackensack Meridian Health, Inc 4 .211 07/01/48 167,407
750,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 484,804
200,000 Hackensack Meridian Health, Inc 4 .500 07/01/57 169,844
685,000 Hartford HealthCare Corp 3 .447 07/01/54 478,326
2,500,000 HCA, Inc 5 .000 03/15/24 2,485,637
2,000,000 HCA, Inc 4 .500 02/15/27 1,927,554
2,000,000 g HCA, Inc 3 .125 03/15/27 1,818,357
2,500,000 HCA, Inc 5 .625 09/01/28 2,485,831
1,000,000 g HCA, Inc 3 .375 03/15/29 878,529
1,500,000 HCA, Inc 4 .125 06/15/29 1,369,337
2,000,000 HCA, Inc 3 .500 09/01/30 1,724,952
2,000,000 HCA, Inc 2 .375 07/15/31 1,556,857
2,000,000 g HCA, Inc 3 .625 03/15/32 1,692,307
225,000 HCA, Inc 5 .125 06/15/39 201,326
125,000 g HCA, Inc 4 .375 03/15/42 99,526
875,000 HCA, Inc 5 .500 06/15/47 777,106
2,500,000 HCA, Inc 5 .250 06/15/49 2,129,277
1,000,000 HCA, Inc 3 .500 07/15/51 641,567
1,700,000 g HCA, Inc 4 .625 03/15/52 1,323,103
1,000,000 Hoag Memorial Hospital Presbyterian 3 .803 07/15/52 778,462
300,000 Humana, Inc 3 .850 10/01/24 293,956
2,500,000 Humana, Inc 1 .350 02/03/27 2,161,491
600,000 Humana, Inc 3 .950 03/15/27 575,153
500,000 Humana, Inc 3 .700 03/23/29 457,769
175,000 Humana, Inc 3 .125 08/15/29 153,396
325,000 Humana, Inc 2 .150 02/03/32 253,608
200,000 Humana, Inc 4 .625 12/01/42 174,464
300,000 Humana, Inc 4 .950 10/01/44 270,876
600,000 Humana, Inc 4 .800 03/15/47 526,607
500,000 Humana, Inc 3 .950 08/15/49 392,630
1,000,000 Illumina, Inc 5 .750 12/13/27 1,012,455
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 162,449
1,500,000 Indiana University Health, Inc Obligated Group 2 .852 11/01/51 964,454
1,000,000 Inova Health System Foundation 4 .068 05/15/52 827,953

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 760,000 Integris Baptist Medical Center, Inc 3 .875% 08/15/50 $ 549,255
350,000 Johns Hopkins Health System Corp 3 .837 05/15/46 282,802
500,000 Kaiser Foundation Hospitals 3 .150 05/01/27 467,926
1,400,000 Kaiser Foundation Hospitals 2 .810 06/01/41 1,014,394
100,000 Kaiser Foundation Hospitals 4 .875 04/01/42 96,039
1,265,000 Kaiser Foundation Hospitals 4 .150 05/01/47 1,071,727
1,000,000 Kaiser Foundation Hospitals 3 .266 11/01/49 722,224
1,000,000 Kaiser Foundation Hospitals 3 .002 06/01/51 681,047
755,000 Koninklijke Philips NV 5 .000 03/15/42 658,040
700,000 Laboratory Corp of America Holdings 4 .000 11/01/23 694,754
200,000 Laboratory Corp of America Holdings 3 .250 09/01/24 193,796
500,000 Laboratory Corp of America Holdings 2 .300 12/01/24 472,839
100,000 Laboratory Corp of America Holdings 3 .600 02/01/25 96,842
1,000,000 Laboratory Corp of America Holdings 1 .550 06/01/26 885,669
300,000 Laboratory Corp of America Holdings 3 .600 09/01/27 283,958
500,000 Laboratory Corp of America Holdings 2 .950 12/01/29 430,680
1,000,000 Laboratory Corp of America Holdings 2 .700 06/01/31 832,563
800,000 Laboratory Corp of America Holdings 4 .700 02/01/45 685,471
200,000 Mayo Clinic 4 .000 11/15/47 167,415
200,000 Mayo Clinic 4 .128 11/15/52 165,409
2,500,000 Mayo Clinic 3 .196 11/15/61 1,663,191
1,000,000 McKesson Corp 0 .900 12/03/25 887,950
500,000 McKesson Corp 1 .300 08/15/26 439,716
200,000 McLaren Health Care Corp 4 .386 05/15/48 166,431
2,777,000 Medtronic, Inc 4 .375 03/15/35 2,624,777
1,074,000 Medtronic, Inc 4 .625 03/15/45 1,000,212
500,000 Memorial Health Services 3 .447 11/01/49 362,721
1,000,000 Memorial Sloan-Kettering Cancer Center 2 .955 01/01/50 662,484
200,000 Memorial Sloan-Kettering Cancer Center 4 .125 07/01/52 167,379
500,000 Memorial Sloan-Kettering Cancer Center 4 .200 07/01/55 408,210
200,000 Mercy Health 4 .302 07/01/28 189,762
1,000,000 Methodist Hospital 2 .705 12/01/50 637,743
500,000 Montefiore Obligated Group 5 .246 11/01/48 374,056
750,000 Montefiore Obligated Group 4 .287 09/01/50 445,787
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 755,762
100,000 Mount Sinai Hospitals Group, Inc 3 .981 07/01/48 77,335
600,000 Mount Sinai Hospitals Group, Inc 3 .737 07/01/49 442,673
895,000 Mount Sinai Hospitals Group, Inc 3 .391 07/01/50 603,100
1,000,000 MultiCare Health System 2 .803 08/15/50 590,521
1,000,000 Nationwide Children's Hospital, Inc 4 .556 11/01/52 887,181
1,000,000 New York and Presbyterian Hospital 2 .256 08/01/40 658,778
300,000 New York and Presbyterian Hospital 4 .024 08/01/45 248,442
150,000 New York and Presbyterian Hospital 4 .063 08/01/56 118,007
1,000,000 New York and Presbyterian Hospital 2 .606 08/01/60 565,940
500,000 New York and Presbyterian Hospital 3 .954 08/01/19 345,300
140,000 Northwell Healthcare, Inc 3 .979 11/01/46 107,283
675,000 Northwell Healthcare, Inc 4 .260 11/01/47 536,119
500,000 Northwell Healthcare, Inc 3 .809 11/01/49 356,747
1,000,000 NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery
2 .667 10/01/50 614,412
350,000 NYU Hospitals Center 5 .750 07/01/43 351,845
250,000 NYU Hospitals Center 4 .368 07/01/47 207,646
915,000 NYU Langone Hospitals 3 .380 07/01/55 610,536
1,000,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 733,529
1,000,000 OhioHealth Corp 2 .297 11/15/31 800,486
750,000 OhioHealth Corp 3 .042 11/15/50 526,201
100,000 Orlando Health Obligated Group 4 .089 10/01/48 78,691
1,000,000 Orlando Health Obligated Group 3 .327 10/01/50 691,949
750,000 PeaceHealth Obligated Group 1 .375 11/15/25 672,186
200,000 PeaceHealth Obligated Group 4 .787 11/15/48 172,965

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 750,000 PeaceHealth Obligated Group 3 .218% 11/15/50 $ 486,850
500,000 Piedmont Healthcare, Inc 2 .044 01/01/32 385,000
500,000 Piedmont Healthcare, Inc 2 .719 01/01/42 341,387
1,000,000 Piedmont Healthcare, Inc 2 .864 01/01/52 623,654
200,000 Providence St. Joseph Health Obligated Group 2 .746 10/01/26 187,402
570,000 Providence St. Joseph Health Obligated Group 2 .532 10/01/29 482,356
100,000 Providence St. Joseph Health Obligated Group 3 .744 10/01/47 76,106
350,000 Providence St. Joseph Health Obligated Group 3 .930 10/01/48 272,114
1,000,000 Providence St. Joseph Health Obligated Group 2 .700 10/01/51 591,321
785,000 Queen's Health Systems 4 .810 07/01/52 712,236
125,000 Quest Diagnostics, Inc 3 .500 03/30/25 120,439
225,000 Quest Diagnostics, Inc 3 .450 06/01/26 214,577
500,000 Quest Diagnostics, Inc 4 .200 06/30/29 477,258
750,000 Quest Diagnostics, Inc 2 .950 06/30/30 647,791
500,000 Quest Diagnostics, Inc 2 .800 06/30/31 418,642
300,000 Quest Diagnostics, Inc 4 .700 03/30/45 252,926
1,500,000 Rady Children's Hospital-San Diego 3 .154 08/15/51 1,018,907
390,000 Rush Obligated Group 3 .922 11/15/29 358,357
200,000 RWJ Barnabas Health, Inc 3 .949 07/01/46 163,383
1,000,000 Sharp HealthCare 2 .680 08/01/50 610,968
1,000,000 Smith & Nephew plc 2 .032 10/14/30 781,631
500,000 Spectrum Health System Obligated Group 3 .487 07/15/49 369,736
300,000 SSM Health Care Corp 3 .688 06/01/23 298,082
400,000 SSM Health Care Corp 3 .823 06/01/27 378,454
1,620,000 Stanford Health Care 3 .027 08/15/51 1,064,841
475,000 Stryker Corp 1 .150 06/15/25 434,586
200,000 Stryker Corp 3 .375 11/01/25 193,243
1,600,000 Stryker Corp 3 .500 03/15/26 1,535,671
500,000 Stryker Corp 3 .650 03/07/28 474,982
600,000 Stryker Corp 1 .950 06/15/30 488,505
200,000 Stryker Corp 4 .100 04/01/43 163,934
200,000 Stryker Corp 4 .375 05/15/44 170,504
550,000 Stryker Corp 4 .625 03/15/46 484,269
575,000 Stryker Corp 2 .900 06/15/50 383,675
1,500,000 Summa Health 3 .511 11/15/51 1,011,229
200,000 Sutter Health 3 .695 08/15/28 184,032
1,000,000 Sutter Health 2 .294 08/15/30 808,729
500,000 Sutter Health 3 .161 08/15/40 373,639
200,000 Sutter Health 4 .091 08/15/48 161,708
500,000 Sutter Health 3 .361 08/15/50 338,883
1,000,000 Texas Health Resources 2 .328 11/15/50 571,094
100,000 Texas Health Resources 4 .330 11/15/55 85,080
500,000 Thermo Fisher Scientific, Inc 4 .800 11/21/27 501,623
500,000 Thermo Fisher Scientific, Inc 4 .950 11/21/32 507,050
450,000 Toledo Hospital 5 .750 11/15/38 423,178
2,000,000 Trinity Health Corp 2 .632 12/01/40 1,387,602
300,000 Trinity Health Corp 4 .125 12/01/45 249,662
185,000 Trinity Health Corp 3 .434 12/01/48 140,154
1,000,000 UMass Memorial Health Care Obligated Group 5 .363 07/01/52 920,500
500,000 UnitedHealth Group, Inc 3 .700 12/15/25 487,097
1,000,000 UnitedHealth Group, Inc 1 .250 01/15/26 906,236
3,000,000 UnitedHealth Group, Inc 1 .150 05/15/26 2,679,229
200,000 UnitedHealth Group, Inc 3 .450 01/15/27 190,302
1,500,000 e UnitedHealth Group, Inc 3 .700 05/15/27 1,450,966
1,700,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,573,802
2,375,000 UnitedHealth Group, Inc 3 .850 06/15/28 2,274,418
500,000 UnitedHealth Group, Inc 3 .875 12/15/28 476,862
1,500,000 UnitedHealth Group, Inc 4 .000 05/15/29 1,432,497
1,000,000 UnitedHealth Group, Inc 2 .875 08/15/29 891,041
2,200,000 UnitedHealth Group, Inc 2 .000 05/15/30 1,815,172

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,750,000 UnitedHealth Group, Inc 2 .300% 05/15/31 $ 1,458,377
800,000 UnitedHealth Group, Inc 4 .200 05/15/32 759,412
150,000 UnitedHealth Group, Inc 5 .800 03/15/36 158,217
365,000 UnitedHealth Group, Inc 6 .625 11/15/37 412,580
200,000 UnitedHealth Group, Inc 6 .875 02/15/38 234,587
275,000 UnitedHealth Group, Inc 3 .500 08/15/39 224,753
1,000,000 UnitedHealth Group, Inc 2 .750 05/15/40 725,486
3,000,000 UnitedHealth Group, Inc 3 .050 05/15/41 2,254,283
300,000 UnitedHealth Group, Inc 4 .375 03/15/42 268,050
350,000 UnitedHealth Group, Inc 3 .950 10/15/42 295,231
375,000 UnitedHealth Group, Inc 4 .250 03/15/43 332,528
800,000 UnitedHealth Group, Inc 4 .200 01/15/47 684,070
300,000 UnitedHealth Group, Inc 4 .250 04/15/47 257,875
500,000 UnitedHealth Group, Inc 3 .750 10/15/47 397,574
1,700,000 UnitedHealth Group, Inc 4 .250 06/15/48 1,468,388
1,000,000 UnitedHealth Group, Inc 3 .700 08/15/49 791,322
4,000,000 UnitedHealth Group, Inc 2 .900 05/15/50 2,706,098
3,000,000 UnitedHealth Group, Inc 3 .250 05/15/51 2,146,612
450,000 UnitedHealth Group, Inc 4 .750 05/15/52 415,344
1,250,000 UnitedHealth Group, Inc 3 .875 08/15/59 977,879
1,000,000 UnitedHealth Group, Inc 3 .125 05/15/60 677,834
500,000 UnitedHealth Group, Inc 4 .950 05/15/62 467,941
1,000,000 h Universal Health Services, Inc 1 .650 09/01/26 856,960
1,000,000 h Universal Health Services, Inc 2 .650 01/15/32 763,670
370,000 WakeMed 3 .286 10/01/52 243,839
200,000 West Virginia United Health System Obligated Group 3 .129 06/01/50 128,174
500,000 Willis-Knighton Medical Center 3 .065 03/01/51 314,280
600,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 557,807
225,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 212,147
1,500,000 Zimmer Biomet Holdings, Inc 2 .600 11/24/31 1,215,185
TOTAL HEALTH CARE EQUIPMENT & SERVICES 247,563,058
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
500,000 Church & Dwight Co, Inc 3 .150 08/01/27 466,509
250,000 Church & Dwight Co, Inc 2 .300 12/15/31 200,281
100,000 Church & Dwight Co, Inc 3 .950 08/01/47 77,978
725,000 Church & Dwight Co, Inc 5 .000 06/15/52 677,998
300,000 Clorox Co 3 .100 10/01/27 276,902
500,000 Clorox Co 3 .900 05/15/28 476,516
750,000 Clorox Co 4 .400 05/01/29 722,418
1,000,000 Clorox Co 1 .800 05/15/30 796,169
375,000 Clorox Co 4 .600 05/01/32 360,738
300,000 Colgate-Palmolive Co 3 .250 03/15/24 294,994
1,000,000 Colgate-Palmolive Co 3 .100 08/15/27 945,551
60,000 Colgate-Palmolive Co 6 .450 06/16/28 64,135
225,000 Colgate-Palmolive Co 3 .250 08/15/32 203,049
300,000 Colgate-Palmolive Co 4 .000 08/15/45 266,629
550,000 e Colgate-Palmolive Co 3 .700 08/01/47 468,239
1,000,000 Ecolab, Inc 5 .250 01/15/28 1,018,857
125,000 Estee Lauder Cos, Inc 2 .000 12/01/24 118,610
450,000 Estee Lauder Cos, Inc 3 .150 03/15/27 424,330
200,000 Estee Lauder Cos, Inc 2 .375 12/01/29 171,504
100,000 Estee Lauder Cos, Inc 2 .600 04/15/30 85,939
1,500,000 Estee Lauder Cos, Inc 1 .950 03/15/31 1,213,113
100,000 Estee Lauder Cos, Inc 6 .000 05/15/37 106,698
300,000 Estee Lauder Cos, Inc 4 .375 06/15/45 267,083
375,000 Estee Lauder Cos, Inc 4 .150 03/15/47 320,042
700,000 e Estee Lauder Cos, Inc 3 .125 12/01/49 498,107
950,000 Kimberly-Clark Corp 3 .050 08/15/25 912,968
200,000 Kimberly-Clark Corp 1 .050 09/15/27 170,544

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 412,000 Kimberly-Clark Corp 3 .950% 11/01/28 $ 397,072
1,500,000 Kimberly-Clark Corp 3 .200 04/25/29 1,369,474
1,500,000 Kimberly-Clark Corp 2 .000 11/02/31 1,206,527
200,000 Kimberly-Clark Corp 6 .625 08/01/37 228,083
725,000 Kimberly-Clark Corp 3 .200 07/30/46 518,891
200,000 Kimberly-Clark Corp 3 .900 05/04/47 163,830
300,000 e Kimberly-Clark Corp 2 .875 02/07/50 205,619
2,000,000 Procter & Gamble Co 0 .550 10/29/25 1,793,730
750,000 Procter & Gamble Co 2 .700 02/02/26 710,539
2,000,000 Procter & Gamble Co 1 .000 04/23/26 1,791,406
1,750,000 Procter & Gamble Co 2 .450 11/03/26 1,616,960
2,000,000 Procter & Gamble Co 3 .000 03/25/30 1,827,245
1,150,000 Procter & Gamble Co 1 .200 10/29/30 902,305
1,500,000 Procter & Gamble Co 1 .950 04/23/31 1,247,819
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 25,585,401
INSURANCE - 0 .8%
700,000 ACE INA Holdings, Inc 3 .150 03/15/25 675,922
2,325,000 ACE INA Holdings, Inc 3 .350 05/03/26 2,225,629
150,000 ACE INA Holdings, Inc 4 .150 03/13/43 126,469
1,600,000 ACE INA Holdings, Inc 4 .350 11/03/45 1,384,941
500,000 Aegon NV 5 .500 04/11/48 449,285
325,000 Aetna, Inc 3 .500 11/15/24 315,697
440,000 Aetna, Inc 6 .625 06/15/36 467,407
350,000 Aetna, Inc 4 .500 05/15/42 301,885
500,000 Aetna, Inc 4 .125 11/15/42 408,208
1,050,000 Aetna, Inc 3 .875 08/15/47 806,265
2,000,000 Aflac, Inc 1 .125 03/15/26 1,771,940
200,000 Aflac, Inc 2 .875 10/15/26 186,185
375,000 Aflac, Inc 3 .600 04/01/30 339,418
200,000 Aflac, Inc 4 .000 10/15/46 154,687
500,000 Aflac, Inc 4 .750 01/15/49 443,514
1,000,000 Alleghany Corp 3 .625 05/15/30 927,436
200,000 Alleghany Corp 4 .900 09/15/44 183,154
1,000,000 Alleghany Corp 3 .250 08/15/51 703,582
300,000 Allied World Assurance Co Holdings Ltd 4 .350 10/29/25 287,268
1,000,000 Allstate Corp 0 .750 12/15/25 887,012
275,000 Allstate Corp 3 .280 12/15/26 261,091
1,000,000 Allstate Corp 1 .450 12/15/30 765,892
600,000 Allstate Corp 4 .500 06/15/43 535,213
975,000 Allstate Corp 4 .200 12/15/46 806,511
250,000 Allstate Corp 3 .850 08/10/49 193,402
200,000 Allstate Corp 5 .750 08/15/53 188,000
325,000 American Financial Group, Inc 5 .250 04/02/30 318,195
400,000 American Financial Group, Inc 4 .500 06/15/47 316,433
2,000,000 American International Group, Inc 2 .500 06/30/25 1,882,800
300,000 American International Group, Inc 4 .800 07/10/45 269,273
1,500,000 American International Group, Inc 4 .750 04/01/48 1,337,586
300,000 American International Group, Inc 5 .750 04/01/48 286,553
1,500,000 American International Group, Inc 4 .375 06/30/50 1,268,779
200,000 Aon Corp 4 .500 12/15/28 192,903
450,000 Aon Corp 3 .750 05/02/29 415,100
450,000 Aon Corp 2 .800 05/15/30 383,772
1,000,000 Aon Corp 2 .050 08/23/31 790,678
1,000,000 Aon Corp 2 .600 12/02/31 816,208
500,000 Aon Corp 5 .000 09/12/32 494,431
200,000 Aon Corp 6 .250 09/30/40 204,569
1,000,000 Aon Corp 2 .900 08/23/51 636,000
500,000 Aon Corp 3 .900 02/28/52 385,858
200,000 Aon plc 4 .000 11/27/23 198,024

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 300,000 Aon plc 3 .500% 06/14/24 $ 292,797
1,450,000 Aon plc 3 .875 12/15/25 1,413,654
550,000 Aon plc 4 .750 05/15/45 476,421
1,050,000 Arch Capital Group Ltd 4 .011 12/15/26 1,001,255
200,000 Arch Capital Group Ltd 5 .031 12/15/46 172,050
600,000 Arch Capital Group Ltd 3 .635 06/30/50 413,916
300,000 Arch Capital Group US, Inc 5 .144 11/01/43 268,380
2,000,000 Arthur J Gallagher & Co 2 .400 11/09/31 1,568,805
125,000 Arthur J Gallagher & Co 3 .500 05/20/51 87,214
1,000,000 Arthur J Gallagher & Co 3 .050 03/09/52 632,347
200,000 Aspen Insurance Holdings Ltd 4 .650 11/15/23 198,437
225,000 Assurant, Inc 4 .200 09/27/23 222,493
300,000 Assurant, Inc 4 .900 03/27/28 287,392
500,000 Assurant, Inc 3 .700 02/22/30 423,273
7,000 Assurant, Inc 6 .750 02/15/34 7,005
137,000 e Assured Guaranty US Holdings, Inc 5 .000 07/01/24 136,780
1,000,000 Assured Guaranty US Holdings, Inc 3 .150 06/15/31 841,642
300,000 Assured Guaranty US Holdings, Inc 3 .600 09/15/51 195,197
675,000 Athene Holding Ltd 4 .125 01/12/28 618,600
500,000 Athene Holding Ltd 6 .150 04/03/30 504,438
1,000,000 Athene Holding Ltd 6 .650 02/01/33 988,876
1,000,000 Athene Holding Ltd 3 .950 05/25/51 674,756
1,000,000 Athene Holding Ltd 3 .450 05/15/52 613,834
300,000 AXIS Specialty Finance LLC 3 .900 07/15/29 266,419
250,000 AXIS Specialty Finance LLC 4 .900 01/15/40 205,000
200,000 AXIS Specialty Finance plc 4 .000 12/06/27 185,162
1,500,000 e Berkshire Hathaway Finance Corp 2 .300 03/15/27 1,384,787
100,000 Berkshire Hathaway Finance Corp 1 .850 03/12/30 83,855
1,500,000 Berkshire Hathaway Finance Corp 1 .450 10/15/30 1,192,998
1,000,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 866,286
300,000 Berkshire Hathaway Finance Corp 4 .400 05/15/42 273,610
2,175,000 Berkshire Hathaway Finance Corp 4 .200 08/15/48 1,913,621
1,725,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,535,607
3,000,000 Berkshire Hathaway Finance Corp 2 .500 01/15/51 1,875,017
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,195,572
1,000,000 e Brighthouse Financial, Inc 5 .625 05/15/30 951,076
236,000 Brighthouse Financial, Inc 4 .700 06/22/47 172,636
500,000 Brown & Brown, Inc 4 .500 03/15/29 464,798
1,000,000 Brown & Brown, Inc 2 .375 03/15/31 760,834
1,000,000 Brown & Brown, Inc 4 .200 03/17/32 866,962
500,000 Brown & Brown, Inc 4 .950 03/17/52 405,862
2,000,000 Centene Corp 2 .625 08/01/31 1,571,600
450,000 Chubb Corp 6 .000 05/11/37 476,146
1,325,000 Chubb INA Holdings, Inc 1 .375 09/15/30 1,028,529
425,000 Chubb INA Holdings, Inc 2 .850 12/15/51 280,845
1,500,000 Chubb INA Holdings, Inc 3 .050 12/15/61 971,955
200,000 Cincinnati Financial Corp 6 .920 05/15/28 213,442
690,000 CNA Financial Corp 3 .950 05/15/24 677,860
200,000 CNA Financial Corp 4 .500 03/01/26 196,595
225,000 CNA Financial Corp 3 .450 08/15/27 208,422
100,000 CNA Financial Corp 3 .900 05/01/29 91,022
1,150,000 CNA Financial Corp 2 .050 08/15/30 905,484
500,000 CNO Financial Group, Inc 5 .250 05/30/29 476,352
1,000,000 g Corebridge Financial, Inc 3 .500 04/04/25 958,675
1,000,000 g Corebridge Financial, Inc 3 .650 04/05/27 932,191
1,000,000 g Corebridge Financial, Inc 3 .850 04/05/29 910,808
2,000,000 g Corebridge Financial, Inc 3 .900 04/05/32 1,746,735
1,000,000 g Corebridge Financial, Inc 4 .350 04/05/42 820,349
500,000 g Corebridge Financial, Inc 4 .400 04/05/52 396,290
1,000,000 g Corebridge Financial, Inc 6 .875 12/15/52 924,035

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,750,000 Elevance Health, Inc 6 .100% 10/15/52 $ 1,865,625
500,000 Enstar Group Ltd 4 .950 06/01/29 458,216
1,000,000 Enstar Group Ltd 3 .100 09/01/31 730,235
300,000 Everest Reinsurance Holdings, Inc 4 .868 06/01/44 256,876
250,000 Everest Reinsurance Holdings, Inc 3 .500 10/15/50 169,212
1,200,000 Everest Reinsurance Holdings, Inc 3 .125 10/15/52 749,027
400,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 378,036
500,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 453,562
1,000,000 Fairfax Financial Holdings Ltd 3 .375 03/03/31 819,332
1,000,000 g Fairfax Financial Holdings Ltd 5 .625 08/16/32 938,613
300,000 Fidelity National Financial, Inc 4 .500 08/15/28 284,525
1,000,000 Fidelity National Financial, Inc 3 .400 06/15/30 844,078
500,000 Fidelity National Financial, Inc 2 .450 03/15/31 381,429
400,000 Fidelity National Financial, Inc 3 .200 09/17/51 232,327
750,000 First American Financial Corp 4 .000 05/15/30 628,096
400,000 First American Financial Corp 2 .400 08/15/31 292,294
350,000 Globe Life, Inc 2 .150 08/15/30 277,127
175,000 Globe Life, Inc 4 .800 06/15/32 164,946
200,000 Hanover Insurance Group, Inc 4 .500 04/15/26 195,685
1,000,000 Hanover Insurance Group, Inc 2 .500 09/01/30 768,213
750,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 642,061
400,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 319,834
450,000 Hartford Financial Services Group, Inc 4 .400 03/15/48 371,144
450,000 Hartford Financial Services Group, Inc 3 .600 08/19/49 323,156
475,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 298,575
500,000 Humana, Inc 5 .750 03/01/28 510,517
500,000 Humana, Inc 5 .875 03/01/33 516,152
500,000 e Jackson Financial, Inc 5 .170 06/08/27 492,618
1,500,000 Jackson Financial, Inc 3 .125 11/23/31 1,149,721
500,000 e Jackson Financial, Inc 5 .670 06/08/32 469,439
1,000,000 Jackson Financial, Inc 4 .000 11/23/51 634,727
200,000 Kemper Corp 4 .350 02/15/25 194,001
500,000 Kemper Corp 2 .400 09/30/30 388,737
1,000,000 e Kemper Corp 3 .800 02/23/32 835,680
400,000 Leucadia National Corp 5 .500 10/18/23 400,005
175,000 Lincoln National Corp 3 .350 03/09/25 168,216
600,000 Lincoln National Corp 3 .625 12/12/26 562,037
650,000 Lincoln National Corp 3 .050 01/15/30 537,113
1,000,000 Lincoln National Corp 3 .400 03/01/32 809,174
150,000 Lincoln National Corp 7 .000 06/15/40 156,342
250,000 Lincoln National Corp 4 .350 03/01/48 189,123
500,000 e Lincoln National Corp 4 .375 06/15/50 372,147
800,000 Loews Corp 3 .750 04/01/26 772,233
400,000 Loews Corp 3 .200 05/15/30 352,753
200,000 Loews Corp 4 .125 05/15/43 162,314
700,000 Manulife Financial Corp 4 .150 03/04/26 681,670
1,300,000 Manulife Financial Corp 4 .061 02/24/32 1,183,689
1,000,000 Manulife Financial Corp 3 .703 03/16/32 891,188
200,000 Manulife Financial Corp 5 .375 03/04/46 191,981
200,000 Markel Corp 3 .350 09/17/29 173,708
150,000 Markel Corp 5 .000 04/05/46 129,512
100,000 Markel Corp 4 .300 11/01/47 78,147
750,000 Markel Corp 5 .000 05/20/49 653,797
200,000 Markel Corp 4 .150 09/17/50 150,804
1,500,000 Markel Corp 3 .450 05/07/52 1,010,731
725,000 Marsh & McLennan Cos, Inc 3 .875 03/15/24 714,941
1,700,000 Marsh & McLennan Cos, Inc 4 .375 03/15/29 1,642,010
450,000 Marsh & McLennan Cos, Inc 2 .250 11/15/30 368,402
600,000 Marsh & McLennan Cos, Inc 2 .375 12/15/31 484,529
1,000,000 Marsh & McLennan Cos, Inc 5 .750 11/01/32 1,045,737

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 250,000 Marsh & McLennan Cos, Inc 4 .750% 03/15/39 $ 229,721
100,000 Marsh & McLennan Cos, Inc 4 .350 01/30/47 83,908
300,000 Marsh & McLennan Cos, Inc 4 .200 03/01/48 247,075
1,200,000 Marsh & McLennan Cos, Inc 4 .900 03/15/49 1,102,964
1,000,000 Marsh & McLennan Cos, Inc 2 .900 12/15/51 640,787
250,000 Marsh & McLennan Cos, Inc 6 .250 11/01/52 277,235
200,000 Mercury General Corp 4 .400 03/15/27 187,011
525,000 MetLife, Inc 4 .368 09/15/23 523,316
700,000 MetLife, Inc 3 .600 04/10/24 687,331
700,000 MetLife, Inc 3 .600 11/13/25 680,151
1,000,000 MetLife, Inc 4 .550 03/23/30 982,962
675,000 MetLife, Inc 6 .375 06/15/34 749,409
1,530,000 MetLife, Inc 5 .700 06/15/35 1,601,042
130,000 MetLife, Inc 5 .875 02/06/41 133,524
450,000 MetLife, Inc 4 .125 08/13/42 381,010
750,000 MetLife, Inc 4 .875 11/13/43 700,515
500,000 MetLife, Inc 4 .721 12/15/44 457,151
800,000 MetLife, Inc 4 .050 03/01/45 668,495
1,650,000 MetLife, Inc 4 .600 05/13/46 1,482,522
1,200,000 MetLife, Inc 5 .000 07/15/52 1,142,339
20,000 Nationwide Financial Services 6 .750 05/15/37 19,150
200,000 Old Republic International Corp 4 .875 10/01/24 198,819
100,000 Old Republic International Corp 3 .875 08/26/26 94,669
1,500,000 Old Republic International Corp 3 .850 06/11/51 1,028,779
500,000 PartnerRe Finance B LLC 3 .700 07/02/29 451,074
500,000 PartnerRe Finance B LLC 4 .500 10/01/50 432,650
725,000 Presbyterian Healthcare Services 4 .875 08/01/52 678,751
1,000,000 Primerica, Inc 2 .800 11/19/31 813,953
150,000 Principal Financial Group, Inc 3 .125 05/15/23 148,936
200,000 Principal Financial Group, Inc 3 .400 05/15/25 193,569
850,000 Principal Financial Group, Inc 3 .100 11/15/26 793,914
100,000 Principal Financial Group, Inc 3 .700 05/15/29 92,656
1,000,000 Principal Financial Group, Inc 2 .125 06/15/30 819,350
100,000 Principal Financial Group, Inc 4 .625 09/15/42 84,108
200,000 Principal Financial Group, Inc 4 .350 05/15/43 163,760
300,000 Principal Financial Group, Inc 4 .300 11/15/46 240,710
650,000 Progressive Corp 2 .450 01/15/27 595,070
750,000 Progressive Corp 2 .500 03/15/27 690,468
250,000 Progressive Corp 4 .000 03/01/29 239,891
100,000 Progressive Corp 3 .200 03/26/30 89,728
125,000 e Progressive Corp 3 .000 03/15/32 108,535
120,000 Progressive Corp 6 .250 12/01/32 130,815
300,000 Progressive Corp 4 .350 04/25/44 256,473
300,000 Progressive Corp 3 .700 01/26/45 232,077
950,000 Progressive Corp 4 .125 04/15/47 795,276
750,000 Progressive Corp 4 .200 03/15/48 628,589
100,000 Progressive Corp 3 .950 03/26/50 80,198
500,000 Progressive Corp 3 .700 03/15/52 383,360
200,000 Prudential Financial, Inc 1 .500 03/10/26 180,076
195,000 Prudential Financial, Inc 3 .878 03/27/28 186,977
500,000 Prudential Financial, Inc 2 .100 03/10/30 414,248
450,000 Prudential Financial, Inc 5 .700 12/14/36 464,672
500,000 Prudential Financial, Inc 3 .000 03/10/40 371,958
600,000 Prudential Financial, Inc 5 .200 03/15/44 570,390
1,700,000 Prudential Financial, Inc 4 .600 05/15/44 1,510,649
200,000 Prudential Financial, Inc 5 .375 05/15/45 193,395
2,300,000 Prudential Financial, Inc 4 .500 09/15/47 2,073,634
300,000 Prudential Financial, Inc 4 .418 03/27/48 254,641
2,400,000 Prudential Financial, Inc 5 .700 09/15/48 2,292,000
799,000 Prudential Financial, Inc 3 .935 12/07/49 622,242

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 450,000 Prudential Financial, Inc 4 .350% 02/25/50 $ 381,027
1,000,000 Prudential Financial, Inc 3 .700 03/13/51 763,070
675,000 Prudential Financial, Inc 5 .125 03/01/52 614,250
1,000,000 Prudential Financial, Inc 6 .000 09/01/52 966,476
200,000 Prudential plc 3 .125 04/14/30 174,183
1,000,000 Prudential plc 3 .625 03/24/32 872,526
250,000 Reinsurance Group of America, Inc 4 .700 09/15/23 248,806
750,000 Reinsurance Group of America, Inc 3 .900 05/15/29 686,188
350,000 Reinsurance Group of America, Inc 3 .150 06/15/30 297,269
200,000 RenaissanceRe Finance, Inc 3 .700 04/01/25 193,678
200,000 RenaissanceRe Finance, Inc 3 .450 07/01/27 185,910
300,000 RenaissanceRe Holdings Ltd 3 .600 04/15/29 269,679
1,000,000 Stewart Information Services Corp 3 .600 11/15/31 766,327
350,000 Torchmark Corp 4 .550 09/15/28 339,195
20,000 Transatlantic Holdings, Inc 8 .000 11/30/39 24,788
600,000 Travelers Cos, Inc 5 .350 11/01/40 594,720
200,000 Travelers Cos, Inc 4 .600 08/01/43 177,882
250,000 Travelers Cos, Inc 4 .300 08/25/45 212,625
1,100,000 Travelers Cos, Inc 4 .000 05/30/47 889,255
500,000 Travelers Cos, Inc 4 .050 03/07/48 401,735
900,000 Travelers Cos, Inc 4 .100 03/04/49 731,813
2,000,000 Travelers Cos, Inc 3 .050 06/08/51 1,360,242
100,000 Travelers Property Casualty Corp 6 .375 03/15/33 109,486
2,000,000 UnitedHealth Group, Inc 5 .250 02/15/28 2,044,462
1,000,000 UnitedHealth Group, Inc 5 .300 02/15/30 1,030,442
1,500,000 UnitedHealth Group, Inc 5 .350 02/15/33 1,547,532
1,500,000 UnitedHealth Group, Inc 5 .875 02/15/53 1,619,648
1,000,000 UnitedHealth Group, Inc 6 .050 02/15/63 1,085,139
500,000 Unum Group 4 .000 06/15/29 451,667
300,000 Unum Group 5 .750 08/15/42 269,656
500,000 Unum Group 4 .500 12/15/49 354,503
1,000,000 Unum Group 4 .125 06/15/51 681,357
1,000,000 W R Berkley Corp 3 .550 03/30/52 692,152
400,000 W R Berkley Corp 3 .150 09/30/61 243,455
425,000 Willis North America, Inc 3 .600 05/15/24 413,410
1,000,000 Willis North America, Inc 4 .650 06/15/27 965,924
500,000 Willis North America, Inc 4 .500 09/15/28 471,140
900,000 Willis North America, Inc 2 .950 09/15/29 756,544
300,000 Willis North America, Inc 5 .050 09/15/48 250,062
500,000 Willis North America, Inc 3 .875 09/15/49 354,737
200,000 WR Berkley Corp 4 .750 08/01/44 173,813
650,000 WR Berkley Corp 4 .000 05/12/50 491,816
200,000 XLIT Ltd 5 .250 12/15/43 194,960
300,000 XLIT Ltd 5 .500 03/31/45 283,424
TOTAL INSURANCE 156,551,944
MATERIALS - 0 .7%
300,000 Air Products & Chemicals, Inc 3 .350 07/31/24 293,166
175,000 Air Products & Chemicals, Inc 1 .500 10/15/25 161,069
500,000 Air Products & Chemicals, Inc 1 .850 05/15/27 444,246
2,125,000 Air Products & Chemicals, Inc 2 .050 05/15/30 1,778,779
125,000 Air Products & Chemicals, Inc 2 .700 05/15/40 93,004
1,250,000 e Air Products & Chemicals, Inc 2 .800 05/15/50 865,345
750,000 Albemarle Corp 4 .650 06/01/27 731,382
1,000,000 Albemarle Corp 5 .650 06/01/52 909,861
500,000 Amcor Finance USA, Inc 3 .625 04/28/26 473,077
400,000 Amcor Finance USA, Inc 4 .500 05/15/28 373,734
2,000,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 1,624,943
1,000,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 871,706
375,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 325,250

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,000,000 AptarGroup, Inc 3 .600% 03/15/32 $ 826,726
1,500,000 ArcelorMittal S.A. 6 .550 11/29/27 1,507,058
2,000,000 ArcelorMittal S.A. 6 .800 11/29/32 1,988,690
300,000 Avery Dennison Corp 4 .875 12/06/28 292,052
500,000 Avery Dennison Corp 2 .650 04/30/30 411,694
1,000,000 Avery Dennison Corp 2 .250 02/15/32 760,793
100,000 Barrick Australian Finance Pty Ltd 5 .950 10/15/39 101,994
1,500,000 Barrick North America Finance LLC 5 .750 05/01/43 1,514,703
100,000 Bemis Co, Inc 3 .100 09/15/26 92,729
200,000 Bemis Co, Inc 2 .630 06/19/30 162,747
625,000 Berry Global, Inc 0 .950 02/15/24 592,131
1,375,000 Berry Global, Inc 1 .570 01/15/26 1,224,872
625,000 Berry Global, Inc 1 .650 01/15/27 534,544
825,000 BHP Billiton Finance USA Ltd 4 .125 02/24/42 716,871
1,925,000 BHP Billiton Finance USA Ltd 5 .000 09/30/43 1,864,941
500,000 Cabot Corp 4 .000 07/01/29 447,260
1,000,000 Cabot Corp 5 .000 06/30/32 924,599
1,000,000 Celanese US Holdings LLC 6 .050 03/15/25 996,109
1,000,000 Celanese US Holdings LLC 6 .330 07/15/29 971,641
400,000 Celulosa Arauco y Constitucion S.A. 4 .500 08/01/24 393,825
375,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 350,922
200,000 Celulosa Arauco y Constitucion S.A. 5 .500 11/02/47 177,832
500,000 Church & Dwight Co, Inc 5 .600 11/15/32 517,179
14,000 Dow Chemical Co 4 .550 11/30/25 13,906
300,000 Dow Chemical Co 4 .800 11/30/28 295,646
81,000 Dow Chemical Co 7 .375 11/01/29 89,986
1,000,000 e Dow Chemical Co 2 .100 11/15/30 803,581
1,000,000 Dow Chemical Co 6 .300 03/15/33 1,051,981
982,000 Dow Chemical Co 4 .250 10/01/34 887,712
131,000 Dow Chemical Co 9 .400 05/15/39 172,563
275,000 Dow Chemical Co 5 .250 11/15/41 256,310
1,200,000 Dow Chemical Co 4 .375 11/15/42 993,625
400,000 Dow Chemical Co 4 .625 10/01/44 331,440
825,000 Dow Chemical Co 5 .550 11/30/48 772,366
750,000 Dow Chemical Co 4 .800 05/15/49 632,991
1,000,000 Dow Chemical Co 3 .600 11/15/50 714,502
500,000 Dow Chemical Co 6 .900 05/15/53 542,896
1,600,000 DowDuPont, Inc 4 .493 11/15/25 1,573,363
2,300,000 DowDuPont, Inc 4 .725 11/15/28 2,267,897
150,000 DowDuPont, Inc 5 .319 11/15/38 144,159
2,325,000 DowDuPont, Inc 5 .419 11/15/48 2,212,934
1,500,000 Eagle Materials, Inc 2 .500 07/01/31 1,176,663
727,000 Eastman Chemical Co 3 .800 03/15/25 705,385
700,000 Eastman Chemical Co 4 .500 12/01/28 662,875
150,000 Eastman Chemical Co 4 .800 09/01/42 126,038
525,000 Eastman Chemical Co 4 .650 10/15/44 429,951
750,000 Ecolab, Inc 2 .700 11/01/26 695,997
1,000,000 Ecolab, Inc 1 .650 02/01/27 885,216
300,000 Ecolab, Inc 3 .250 12/01/27 279,139
1,000,000 Ecolab, Inc 1 .300 01/30/31 761,069
1,000,000 e Ecolab, Inc 2 .125 02/01/32 798,239
150,000 Ecolab, Inc 2 .125 08/15/50 83,665
1,000,000 Ecolab, Inc 2 .700 12/15/51 622,009
1,370,000 Ecolab, Inc 2 .750 08/18/55 817,533
350,000 EI du Pont de Nemours and Co 1 .700 07/15/25 323,261
175,000 EI du Pont de Nemours and Co 2 .300 07/15/30 145,600
700,000 Fibria Overseas Finance Ltd 5 .500 01/17/27 702,359
200,000 FMC Corp 4 .100 02/01/24 197,196
500,000 FMC Corp 3 .200 10/01/26 465,101
500,000 FMC Corp 3 .450 10/01/29 440,708

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 500,000 FMC Corp 4 .500% 10/01/49 $ 395,605
1,000,000 Freeport-McMoRan, Inc 4 .125 03/01/28 925,005
1,500,000 Freeport-McMoRan, Inc 4 .375 08/01/28 1,400,055
1,000,000 Freeport-McMoRan, Inc 5 .250 09/01/29 964,800
1,000,000 Freeport-McMoRan, Inc 4 .250 03/01/30 907,910
1,000,000 Freeport-McMoRan, Inc 4 .625 08/01/30 931,394
300,000 Georgia-Pacific LLC 8 .000 01/15/24 308,980
750,000 Georgia-Pacific LLC 7 .750 11/15/29 851,089
600,000 Huntsman International LLC 4 .500 05/01/29 538,848
1,000,000 Huntsman International LLC 2 .950 06/15/31 776,084
300,000 International Flavors & Fragrances, Inc 3 .200 05/01/23 298,126
100,000 International Flavors & Fragrances, Inc 4 .450 09/26/28 94,117
200,000 International Flavors & Fragrances, Inc 4 .375 06/01/47 155,472
675,000 International Flavors & Fragrances, Inc 5 .000 09/26/48 573,146
450,000 International Paper Co 6 .000 11/15/41 448,556
390,000 International Paper Co 4 .800 06/15/44 336,797
2,425,000 International Paper Co 4 .350 08/15/48 2,023,680
1,000,000 Kinross Gold Corp 4 .500 07/15/27 948,466
150,000 Lubrizol Corp 6 .500 10/01/34 171,124
170,000 LYB International Finance BV 4 .000 07/15/23 168,732
575,000 LYB International Finance BV 5 .250 07/15/43 504,827
550,000 LYB International Finance BV 4 .875 03/15/44 458,418
491,000 LYB International Finance III LLC 1 .250 10/01/25 438,024
150,000 LYB International Finance III LLC 2 .250 10/01/30 118,942
1,150,000 LYB International Finance III LLC 3 .375 10/01/40 817,309
1,000,000 LYB International Finance III LLC 4 .200 10/15/49 743,611
750,000 LYB International Finance III LLC 4 .200 05/01/50 554,520
1,000,000 LYB International Finance III LLC 3 .625 04/01/51 669,079
500,000 LYB International Finance III LLC 3 .800 10/01/60 323,840
741,000 LyondellBasell Industries NV 5 .750 04/15/24 742,972
475,000 LyondellBasell Industries NV 4 .625 02/26/55 369,773
200,000 Martin Marietta Materials, Inc 4 .250 07/02/24 197,313
200,000 Martin Marietta Materials, Inc 3 .450 06/01/27 185,630
325,000 Martin Marietta Materials, Inc 3 .500 12/15/27 300,755
250,000 Martin Marietta Materials, Inc 2 .500 03/15/30 205,971
1,000,000 Martin Marietta Materials, Inc 2 .400 07/15/31 798,590
450,000 Martin Marietta Materials, Inc 4 .250 12/15/47 362,500
1,000,000 Martin Marietta Materials, Inc 3 .200 07/15/51 680,389
1,000,000 Mosaic Co 4 .250 11/15/23 991,656
800,000 Mosaic Co 4 .050 11/15/27 753,265
300,000 Mosaic Co 5 .450 11/15/33 291,736
100,000 Mosaic Co 4 .875 11/15/41 84,755
600,000 Mosaic Co 5 .625 11/15/43 558,649
250,000 Newmont Corp 2 .250 10/01/30 200,935
1,350,000 e Newmont Corp 2 .600 07/15/32 1,074,751
1,300,000 Newmont Goldcorp Corp 2 .800 10/01/29 1,105,175
298,000 Newmont Goldcorp Corp 5 .875 04/01/35 301,306
235,000 Newmont Goldcorp Corp 6 .250 10/01/39 245,310
975,000 Newmont Goldcorp Corp 4 .875 03/15/42 885,616
300,000 Newmont Goldcorp Corp 5 .450 06/09/44 285,371
275,000 Nucor Corp 2 .000 06/01/25 255,925
500,000 Nucor Corp 4 .300 05/23/27 487,762
425,000 Nucor Corp 3 .950 05/01/28 401,486
3,150,000 Nucor Corp 2 .700 06/01/30 2,671,227
500,000 Nucor Corp 3 .125 04/01/32 423,814
1,000,000 Nucor Corp 2 .979 12/15/55 618,572
500,000 Nutrien Ltd 1 .900 05/13/23 494,287
200,000 Nutrien Ltd 3 .000 04/01/25 190,393
700,000 Nutrien Ltd 4 .000 12/15/26 673,022
550,000 Nutrien Ltd 4 .200 04/01/29 516,617

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 500,000 Nutrien Ltd 2 .950% 05/13/30 $ 428,359
200,000 Nutrien Ltd 4 .125 03/15/35 172,292
200,000 Nutrien Ltd 5 .625 12/01/40 192,960
200,000 Nutrien Ltd 4 .900 06/01/43 175,921
691,000 Nutrien Ltd 5 .250 01/15/45 631,303
1,050,000 Nutrien Ltd 5 .000 04/01/49 942,623
300,000 Nutrien Ltd 3 .950 05/13/50 227,701
500,000 Owens Corning 4 .200 12/01/24 492,193
300,000 Owens Corning 3 .400 08/15/26 280,057
500,000 Owens Corning 3 .950 08/15/29 454,428
300,000 Owens Corning 3 .875 06/01/30 266,562
525,000 Owens Corning 4 .300 07/15/47 403,805
350,000 Owens Corning 4 .400 01/30/48 271,145
100,000 Packaging Corp of America 3 .650 09/15/24 97,425
550,000 Packaging Corp of America 3 .400 12/15/27 504,945
100,000 Packaging Corp of America 3 .000 12/15/29 85,570
500,000 Packaging Corp of America 4 .050 12/15/49 381,183
1,500,000 Packaging Corp of America 3 .050 10/01/51 959,121
300,000 PPG Industries, Inc 3 .200 03/15/23 298,841
500,000 PPG Industries, Inc 2 .400 08/15/24 478,329
250,000 PPG Industries, Inc 1 .200 03/15/26 221,596
425,000 e PPG Industries, Inc 3 .750 03/15/28 402,460
500,000 PPG Industries, Inc 2 .550 06/15/30 419,855
300,000 Praxair, Inc 2 .650 02/05/25 287,209
1,000,000 Praxair, Inc 3 .200 01/30/26 959,394
725,000 Praxair, Inc 1 .100 08/10/30 555,481
625,000 Praxair, Inc 3 .550 11/07/42 498,409
225,000 Praxair, Inc 2 .000 08/10/50 124,556
300,000 Reliance Steel & Aluminum Co 4 .500 04/15/23 299,948
500,000 Reliance Steel & Aluminum Co 1 .300 08/15/25 451,736
500,000 Reliance Steel & Aluminum Co 2 .150 08/15/30 393,732
414,000 Rio Tinto Alcan, Inc 6 .125 12/15/33 443,200
350,000 Rio Tinto Finance USA Ltd 5 .200 11/02/40 348,863
2,000,000 Rio Tinto Finance USA Ltd 2 .750 11/02/51 1,322,969
1,400,000 Rio Tinto Finance USA plc 4 .125 08/21/42 1,205,448
100,000 RPM International, Inc 3 .750 03/15/27 93,096
300,000 RPM International, Inc 4 .550 03/01/29 277,697
1,000,000 RPM International, Inc 2 .950 01/15/32 787,917
100,000 RPM International, Inc 5 .250 06/01/45 86,076
200,000 RPM International, Inc 4 .250 01/15/48 149,179
200,000 Sherwin-Williams Co 3 .450 08/01/25 192,238
1,000,000 Sherwin-Williams Co 4 .250 08/08/25 982,549
200,000 Sherwin-Williams Co 3 .950 01/15/26 194,302
925,000 Sherwin-Williams Co 3 .450 06/01/27 867,592
500,000 Sherwin-Williams Co 2 .950 08/15/29 437,693
500,000 Sherwin-Williams Co 2 .300 05/15/30 411,049
950,000 e Sherwin-Williams Co 2 .200 03/15/32 751,273
200,000 Sherwin-Williams Co 4 .000 12/15/42 158,209
900,000 Sherwin-Williams Co 4 .500 06/01/47 755,266
900,000 Sherwin-Williams Co 3 .800 08/15/49 668,179
500,000 Sherwin-Williams Co 3 .300 05/15/50 341,750
1,000,000 Sherwin-Williams Co 2 .900 03/15/52 622,589
650,000 Sonoco Products Co 2 .250 02/01/27 577,970
750,000 Sonoco Products Co 3 .125 05/01/30 644,388
1,000,000 Sonoco Products Co 2 .850 02/01/32 812,860
800,000 Southern Copper Corp 3 .875 04/23/25 771,680
100,000 Southern Copper Corp 7 .500 07/27/35 116,151
1,180,000 Southern Copper Corp 6 .750 04/16/40 1,317,333
2,000,000 Southern Copper Corp 5 .875 04/23/45 2,045,322
250,000 Steel Dynamics, Inc 2 .800 12/15/24 237,472

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 100,000 Steel Dynamics, Inc 2 .400% 06/15/25 $ 93,768
1,000,000 Steel Dynamics, Inc 1 .650 10/15/27 837,852
750,000 Steel Dynamics, Inc 3 .450 04/15/30 659,459
100,000 Steel Dynamics, Inc 3 .250 01/15/31 85,344
500,000 Steel Dynamics, Inc 3 .250 10/15/50 324,164
700,000 Suzano Austria GmbH 2 .500 09/15/28 588,959
1,900,000 Suzano Austria GmbH 6 .000 01/15/29 1,889,861
1,000,000 Suzano Austria GmbH 3 .750 01/15/31 838,926
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,169,406
2,000,000 Teck Resources Ltd 3 .900 07/15/30 1,788,565
750,000 Vulcan Materials Co 4 .500 04/01/25 743,777
100,000 Vulcan Materials Co 3 .900 04/01/27 94,937
275,000 Vulcan Materials Co 3 .500 06/01/30 242,230
475,000 Vulcan Materials Co 4 .500 06/15/47 394,553
200,000 Vulcan Materials Co 4 .700 03/01/48 169,524
200,000 Westlake Chemical Corp 0 .875 08/15/24 185,703
500,000 Westlake Chemical Corp 3 .600 08/15/26 469,804
1,000,000 Westlake Chemical Corp 3 .375 06/15/30 855,702
500,000 Westlake Chemical Corp 2 .875 08/15/41 330,214
500,000 Westlake Chemical Corp 5 .000 08/15/46 415,371
200,000 Westlake Chemical Corp 4 .375 11/15/47 150,507
500,000 Westlake Chemical Corp 3 .125 08/15/51 307,838
500,000 Westlake Chemical Corp 3 .375 08/15/61 294,859
250,000 WRKCo, Inc 3 .000 09/15/24 238,920
425,000 WRKCo, Inc 3 .750 03/15/25 411,030
525,000 WRKCo, Inc 4 .650 03/15/26 514,989
300,000 WRKCo, Inc 3 .375 09/15/27 274,628
325,000 WRKCo, Inc 4 .000 03/15/28 302,431
240,000 WRKCo, Inc 3 .900 06/01/28 220,544
950,000 WRKCo, Inc 4 .900 03/15/29 912,080
685,000 WRKCo, Inc 4 .200 06/01/32 617,091
1,400,000 WRKCo, Inc 3 .000 06/15/33 1,111,823
750,000 Yamana Gold, Inc 2 .630 08/15/31 560,042
TOTAL MATERIALS 133,669,765
MEDIA & ENTERTAINMENT - 1 .1%
475,000 Activision Blizzard, Inc 3 .400 09/15/26 452,488
300,000 Activision Blizzard, Inc 3 .400 06/15/27 283,714
250,000 Activision Blizzard, Inc 1 .350 09/15/30 195,357
300,000 Activision Blizzard, Inc 4 .500 06/15/47 261,239
1,100,000 Activision Blizzard, Inc 2 .500 09/15/50 675,512
1,000,000 AdventHealth Obligated Group 2 .795 11/15/51 634,536
500,000 Agree LP 2 .600 06/15/33 376,336
875,000 Alphabet, Inc 3 .375 02/25/24 875,859
675,000 Alphabet, Inc 0 .450 08/15/25 609,343
1,250,000 Alphabet, Inc 1 .998 08/15/26 1,149,230
1,000,000 Alphabet, Inc 0 .800 08/15/27 856,484
850,000 Alphabet, Inc 1 .100 08/15/30 665,190
1,000,000 Alphabet, Inc 1 .900 08/15/40 663,624
2,800,000 Alphabet, Inc 2 .050 08/15/50 1,636,479
1,100,000 Alphabet, Inc 2 .250 08/15/60 619,672
1,000,000 American Assets Trust LP 3 .375 02/01/31 793,184
700,000 e Baidu, Inc 3 .875 09/29/23 691,391
525,000 Baidu, Inc 4 .375 05/14/24 516,123
200,000 e Baidu, Inc 3 .075 04/07/25 188,113
1,000,000 Baidu, Inc 1 .720 04/09/26 888,326
500,000 e Baidu, Inc 4 .375 03/29/28 463,932
500,000 Baidu, Inc 4 .875 11/14/28 477,523
300,000 Baidu, Inc 3 .425 04/07/30 260,693
750,000 Baidu, Inc 2 .375 10/09/30 598,301

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,000,000 Baidu, Inc 2 .375% 08/23/31 $ 781,465
1,000,000 Bain Capital Specialty Finance, Inc 2 .550 10/13/26 823,858
1,000,000 Blackstone Private Credit Fund 4 .700 03/24/25 958,590
1,500,000 g Blackstone Private Credit Fund 7 .050 09/29/25 1,488,108
1,800,000 Blackstone Private Credit Fund 2 .625 12/15/26 1,489,904
1,000,000 Blackstone Private Credit Fund 3 .250 03/15/27 841,961
1,000,000 Blackstone Private Credit Fund 4 .000 01/15/29 825,026
500,000 Broadstone Net Lease LLC 2 .600 09/15/31 374,680
1,000,000 Cedars-Sinai Health System 2 .288 08/15/31 801,992
225,000 Charter Communications Operating LLC 4 .500 02/01/24 222,343
3,650,000 Charter Communications Operating LLC 4 .908 07/23/25 3,577,369
950,000 Charter Communications Operating LLC 3 .750 02/15/28 856,622
2,750,000 Charter Communications Operating LLC 4 .200 03/15/28 2,527,562
650,000 Charter Communications Operating LLC 2 .250 01/15/29 523,170
2,000,000 Charter Communications Operating LLC 2 .800 04/01/31 1,557,016
1,500,000 Charter Communications Operating LLC 2 .300 02/01/32 1,104,823
500,000 e Charter Communications Operating LLC 4 .400 04/01/33 427,830
750,000 Charter Communications Operating LLC 6 .384 10/23/35 731,089
1,500,000 Charter Communications Operating LLC 5 .375 04/01/38 1,248,828
1,500,000 Charter Communications Operating LLC 3 .500 06/01/41 977,392
1,000,000 Charter Communications Operating LLC 3 .500 03/01/42 640,757
1,550,000 Charter Communications Operating LLC 6 .484 10/23/45 1,397,750
1,400,000 Charter Communications Operating LLC 5 .375 05/01/47 1,098,220
1,375,000 Charter Communications Operating LLC 5 .750 04/01/48 1,125,699
1,600,000 Charter Communications Operating LLC 5 .125 07/01/49 1,209,859
2,500,000 Charter Communications Operating LLC 4 .800 03/01/50 1,814,873
2,500,000 Charter Communications Operating LLC 3 .700 04/01/51 1,520,169
3,000,000 Charter Communications Operating LLC 3 .900 06/01/52 1,883,479
1,000,000 e Charter Communications Operating LLC 5 .250 04/01/53 771,843
2,000,000 Charter Communications Operating LLC 3 .850 04/01/61 1,156,721
1,500,000 Charter Communications Operating LLC 4 .400 12/01/61 959,510
1,000,000 Charter Communications Operating LLC 3 .950 06/30/62 589,900
500,000 Charter Communications Operating LLC 5 .500 04/01/63 381,255
1,000,000 Cleco Securitization I LLC 4 .646 09/01/42 914,381
2,025,000 Comcast Corp 3 .700 04/15/24 1,994,133
850,000 Comcast Corp 3 .375 02/15/25 823,997
350,000 Comcast Corp 3 .375 08/15/25 337,591
1,550,000 Comcast Corp 3 .950 10/15/25 1,517,934
1,950,000 Comcast Corp 3 .150 03/01/26 1,856,142
1,025,000 Comcast Corp 2 .350 01/15/27 931,312
1,450,000 Comcast Corp 3 .300 02/01/27 1,366,412
750,000 Comcast Corp 5 .350 11/15/27 765,959
900,000 Comcast Corp 3 .150 02/15/28 830,898
2,675,000 Comcast Corp 4 .150 10/15/28 2,565,183
5,000,000 Comcast Corp 3 .400 04/01/30 4,559,207
3,300,000 Comcast Corp 4 .250 10/15/30 3,156,950
1,950,000 Comcast Corp 1 .950 01/15/31 1,576,151
3,850,000 Comcast Corp 1 .500 02/15/31 2,997,612
2,250,000 Comcast Corp 5 .500 11/15/32 2,346,059
1,925,000 Comcast Corp 4 .250 01/15/33 1,814,423
150,000 Comcast Corp 7 .050 03/15/33 172,755
200,000 Comcast Corp 4 .200 08/15/34 184,641
500,000 Comcast Corp 4 .400 08/15/35 465,362
36,000 Comcast Corp 6 .500 11/15/35 40,045
3,475,000 Comcast Corp 3 .200 07/15/36 2,816,993
3,150,000 Comcast Corp 3 .900 03/01/38 2,714,559
1,000,000 Comcast Corp 3 .250 11/01/39 779,037
3,800,000 Comcast Corp 3 .750 04/01/40 3,133,954
1,275,000 Comcast Corp 3 .400 07/15/46 933,797
631,000 Comcast Corp 3 .969 11/01/47 504,092

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,500,000 Comcast Corp 4 .000% 03/01/48 $ 1,202,729
1,407,000 Comcast Corp 3 .999 11/01/49 1,110,261
2,525,000 Comcast Corp 3 .450 02/01/50 1,831,242
425,000 Comcast Corp 2 .800 01/15/51 268,220
2,237,000 Comcast Corp 2 .887 11/01/51 1,436,702
1,050,000 Comcast Corp 2 .450 08/15/52 611,751
2,708,000 Comcast Corp 2 .937 11/01/56 1,674,696
850,000 Comcast Corp 2 .650 08/15/62 477,948
6,758,000 Comcast Corp 2 .987 11/01/63 4,086,271
300,000 Discovery Communications LLC 3 .800 03/13/24 293,043
200,000 Discovery Communications LLC 3 .900 11/15/24 193,557
350,000 Discovery Communications LLC 3 .450 03/15/25 331,993
200,000 Discovery Communications LLC 3 .950 06/15/25 190,738
500,000 Discovery Communications LLC 4 .900 03/11/26 484,858
2,275,000 Discovery Communications LLC 3 .950 03/20/28 2,019,259
1,000,000 Discovery Communications LLC 4 .125 05/15/29 866,565
250,000 Discovery Communications LLC 3 .625 05/15/30 206,022
1,400,000 Discovery Communications LLC 5 .200 09/20/47 1,039,950
1,400,000 Discovery Communications LLC 5 .300 05/15/49 1,058,524
500,000 Discovery Communications LLC 4 .650 05/15/50 343,858
1,175,000 Discovery Communications LLC 4 .000 09/15/55 706,024
1,000,000 Electronic Arts, Inc 1 .850 02/15/31 785,987
1,000,000 Electronic Arts, Inc 2 .950 02/15/51 645,190
500,000 Fox Corp 4 .030 01/25/24 494,202
500,000 Fox Corp 3 .050 04/07/25 477,983
2,250,000 Fox Corp 4 .709 01/25/29 2,174,124
500,000 Fox Corp 3 .500 04/08/30 442,997
1,500,000 Fox Corp 5 .476 01/25/39 1,364,889
650,000 Fox Corp 5 .576 01/25/49 579,924
3,000,000 g GE Healthcare Holding LLC 5 .650 11/15/27 3,035,101
1,000,000 g GE Healthcare Holding LLC 5 .857 03/15/30 1,023,362
1,500,000 e,g GE Healthcare Holding LLC 5 .905 11/22/32 1,554,297
1,500,000 g GE Healthcare Holding LLC 6 .377 11/22/52 1,593,168
200,000 Grupo Televisa SAB 4 .625 01/30/26 193,815
1,100,000 Grupo Televisa SAB 5 .000 05/13/45 938,631
700,000 Grupo Televisa SAB 6 .125 01/31/46 695,113
500,000 e Grupo Televisa SAB 5 .250 05/24/49 441,463
1,900,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 1,768,816
725,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/29 651,946
1,500,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 1,316,817
1,000,000 GSK Consumer Healthcare Capital US LLC 4 .000 03/24/52 779,912
100,000 Interpublic Group of Cos, Inc 4 .200 04/15/24 98,134
350,000 Interpublic Group of Cos, Inc 4 .650 10/01/28 334,877
500,000 Interpublic Group of Cos, Inc 4 .750 03/30/30 471,699
1,000,000 Interpublic Group of Cos, Inc 2 .400 03/01/31 789,312
1,000,000 Interpublic Group of Cos, Inc 3 .375 03/01/41 701,660
400,000 Interpublic Group of Cos, Inc 5 .400 10/01/48 365,515
445,000 Iowa Health System 3 .665 02/15/50 322,526
2,000,000 g Magallanes, Inc 3 .638 03/15/25 1,901,925
7,000,000 g Magallanes, Inc 3 .755 03/15/27 6,303,706
3,325,000 g Magallanes, Inc 4 .054 03/15/29 2,876,531
2,625,000 g Magallanes, Inc 4 .279 03/15/32 2,162,382
2,750,000 g Magallanes, Inc 5 .050 03/15/42 2,103,976
2,850,000 g Magallanes, Inc 5 .141 03/15/52 2,071,854
2,975,000 g Magallanes, Inc 5 .391 03/15/62 2,171,791
135,000 MedStar Health, Inc 3 .626 08/15/49 97,104
1,000,000 Morgan Stanley Direct Lending Fund 4 .500 02/11/27 923,479
870,000 NBC Universal Media LLC 4 .450 01/15/43 764,876
1,000,000 Northwestern Memorial Healthcare Obligated Group 2 .633 07/15/51 634,792
425,000 Omnicom Group, Inc 3 .650 11/01/24 416,676

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,050,000 Omnicom Group, Inc 3 .600% 04/15/26 $ 1,007,237
750,000 Omnicom Group, Inc 2 .450 04/30/30 621,167
325,000 Omnicom Group, Inc 4 .200 06/01/30 303,050
700,000 Omnicom Group, Inc 2 .600 08/01/31 572,762
1,000,000 Owl Rock Capital Corp III 3 .125 04/13/27 823,192
1,000,000 Owl Rock Technology Finance Corp 2 .500 01/15/27 815,189
200,000 Paramount Global 3 .375 02/15/28 177,488
500,000 PG&E Recovery Funding LLC 5 .256 01/15/38 494,741
500,000 PG&E Recovery Funding LLC 5 .536 07/15/47 506,505
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
2 .625 11/15/31 731,771
1,000,000 Rayonier LP 2 .750 05/17/31 803,363
1,000,000 Rexford Industrial Realty LP 2 .125 12/01/30 780,531
1,000,000 Safehold Operating Partnership LP 2 .800 06/15/31 767,456
425,000 Sentara Healthcare 2 .927 11/01/51 276,155
1,000,000 STERIS Irish FinCo UnLtd Co 2 .700 03/15/31 810,492
1,000,000 STERIS Irish FinCo UnLtd Co 3 .750 03/15/51 710,559
1,000,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 962,359
375,000 Take-Two Interactive Software, Inc 3 .700 04/14/27 352,883
1,000,000 Take-Two Interactive Software, Inc 4 .000 04/14/32 885,132
500,000 Tencent Music Entertainment Group 1 .375 09/03/25 444,554
750,000 e Tencent Music Entertainment Group 2 .000 09/03/30 567,363
1,075,000 Time Warner Cable LLC 6 .550 05/01/37 1,023,466
400,000 Time Warner Cable LLC 7 .300 07/01/38 396,789
500,000 Time Warner Cable LLC 6 .750 06/15/39 473,502
890,000 Time Warner Cable LLC 5 .875 11/15/40 775,392
475,000 Time Warner Cable LLC 5 .500 09/01/41 394,190
2,875,000 Time Warner Cable LLC 4 .500 09/15/42 2,104,801
325,000 Time Warner Entertainment Co LP 8 .375 03/15/23 327,030
300,000 Time Warner Entertainment Co LP 8 .375 07/15/33 333,254
800,000 ViacomCBS, Inc 4 .000 01/15/26 767,093
650,000 ViacomCBS, Inc 2 .900 01/15/27 583,321
1,300,000 ViacomCBS, Inc 3 .700 06/01/28 1,159,288
500,000 ViacomCBS, Inc 4 .200 06/01/29 445,175
500,000 ViacomCBS, Inc 7 .875 07/30/30 533,470
1,000,000 ViacomCBS, Inc 4 .950 01/15/31 888,719
1,500,000 ViacomCBS, Inc 4 .200 05/19/32 1,227,704
150,000 ViacomCBS, Inc 6 .875 04/30/36 145,631
200,000 ViacomCBS, Inc 4 .850 07/01/42 147,954
2,179,000 ViacomCBS, Inc 4 .375 03/15/43 1,500,472
625,000 ViacomCBS, Inc 5 .850 09/01/43 518,991
200,000 ViacomCBS, Inc 4 .900 08/15/44 146,069
800,000 ViacomCBS, Inc 4 .600 01/15/45 558,549
1,000,000 ViacomCBS, Inc 4 .950 05/19/50 727,418
875,000 Walt Disney Co 3 .150 09/17/25 838,335
700,000 Walt Disney Co 3 .700 10/15/25 680,171
8,000,000 Walt Disney Co 1 .750 01/13/26 7,322,190
500,000 Walt Disney Co 3 .000 02/13/26 473,459
475,000 Walt Disney Co 1 .850 07/30/26 429,249
1,500,000 e Walt Disney Co 2 .950 06/15/27 1,397,052
2,000,000 e Walt Disney Co 2 .200 01/13/28 1,779,601
425,000 Walt Disney Co 2 .000 09/01/29 356,278
500,000 Walt Disney Co 3 .800 03/22/30 466,010
2,000,000 Walt Disney Co 2 .650 01/13/31 1,707,129
229,000 Walt Disney Co 6 .400 12/15/35 250,511
325,000 Walt Disney Co 6 .650 11/15/37 368,061
1,000,000 Walt Disney Co 3 .500 05/13/40 805,009
1,425,000 Walt Disney Co 6 .150 02/15/41 1,541,784
100,000 Walt Disney Co 4 .375 08/16/41 88,560
200,000 Walt Disney Co 3 .700 12/01/42 161,225

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 225,000 Walt Disney Co 5 .400% 10/01/43 $ 224,517
1,275,000 Walt Disney Co 4 .125 06/01/44 1,091,575
500,000 Walt Disney Co 4 .750 09/15/44 461,213
300,000 Walt Disney Co 4 .950 10/15/45 281,251
100,000 Walt Disney Co 3 .000 07/30/46 69,824
700,000 Walt Disney Co 4 .750 11/15/46 635,988
1,600,000 Walt Disney Co 2 .750 09/01/49 1,058,232
3,000,000 Walt Disney Co 4 .700 03/23/50 2,753,863
2,000,000 Walt Disney Co 3 .600 01/13/51 1,522,872
1,000,000 Walt Disney Co 3 .800 05/13/60 761,729
375,000 Weibo Corp 3 .500 07/05/24 363,245
900,000 Weibo Corp 3 .375 07/08/30 699,192
1,500,000 WPP Finance 2010 3 .750 09/19/24 1,452,551
TOTAL MEDIA & ENTERTAINMENT 219,159,557
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
3,350,000 AbbVie, Inc 3 .800 03/15/25 3,264,942
1,575,000 AbbVie, Inc 3 .600 05/14/25 1,526,407
4,150,000 AbbVie, Inc 3 .200 05/14/26 3,929,337
4,000,000 AbbVie, Inc 2 .950 11/21/26 3,719,937
6,750,000 AbbVie, Inc 3 .200 11/21/29 6,084,950
2,250,000 AbbVie, Inc 4 .550 03/15/35 2,103,928
1,925,000 AbbVie, Inc 4 .500 05/14/35 1,783,138
675,000 AbbVie, Inc 4 .300 05/14/36 607,816
3,300,000 AbbVie, Inc 4 .050 11/21/39 2,824,633
2,175,000 AbbVie, Inc 4 .400 11/06/42 1,886,644
1,625,000 AbbVie, Inc 4 .850 06/15/44 1,488,461
1,310,000 AbbVie, Inc 4 .750 03/15/45 1,176,439
925,000 AbbVie, Inc 4 .700 05/14/45 821,586
1,350,000 AbbVie, Inc 4 .450 05/14/46 1,160,231
1,150,000 AbbVie, Inc 4 .875 11/14/48 1,047,491
4,975,000 AbbVie, Inc 4 .250 11/21/49 4,128,679
200,000 Agilent Technologies, Inc 3 .050 09/22/26 186,010
500,000 Agilent Technologies, Inc 2 .750 09/15/29 431,138
1,000,000 Agilent Technologies, Inc 2 .100 06/04/30 809,136
1,000,000 Agilent Technologies, Inc 2 .300 03/12/31 806,346
950,000 Amgen, Inc 3 .625 05/22/24 931,227
775,000 Amgen, Inc 3 .125 05/01/25 743,697
1,225,000 Amgen, Inc 2 .600 08/19/26 1,131,859
3,250,000 Amgen, Inc 2 .200 02/21/27 2,915,779
775,000 Amgen, Inc 3 .200 11/02/27 717,540
1,500,000 Amgen, Inc 1 .650 08/15/28 1,250,710
1,000,000 Amgen, Inc 4 .050 08/18/29 934,524
1,000,000 Amgen, Inc 2 .450 02/21/30 841,444
500,000 Amgen, Inc 2 .300 02/25/31 407,241
850,000 Amgen, Inc 3 .350 02/22/32 742,368
1,000,000 Amgen, Inc 4 .200 03/01/33 925,128
1,325,000 Amgen, Inc 3 .150 02/21/40 975,763
1,500,000 Amgen, Inc 2 .800 08/15/41 1,039,216
126,000 Amgen, Inc 5 .150 11/15/41 117,532
2,675,000 Amgen, Inc 4 .400 05/01/45 2,241,169
2,128,000 Amgen, Inc 4 .563 06/15/48 1,816,954
2,575,000 Amgen, Inc 3 .375 02/21/50 1,790,011
2,447,000 Amgen, Inc 4 .663 06/15/51 2,105,370
1,000,000 Amgen, Inc 3 .000 01/15/52 638,236
1,000,000 Amgen, Inc 4 .200 02/22/52 792,995
1,000,000 Amgen, Inc 4 .875 03/01/53 886,874
172,000 Amgen, Inc 2 .770 09/01/53 103,518
1,000,000 Amgen, Inc 4 .400 02/22/62 791,171
2,000,000 AstraZeneca Finance LLC 1 .200 05/28/26 1,780,622

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 2,000,000 AstraZeneca Finance LLC 1 .750% 05/28/28 $ 1,716,693
350,000 AstraZeneca plc 3 .375 11/16/25 337,714
1,000,000 AstraZeneca plc 0 .700 04/08/26 879,122
950,000 AstraZeneca plc 3 .125 06/12/27 892,032
1,700,000 AstraZeneca plc 4 .000 01/17/29 1,631,485
1,000,000 AstraZeneca plc 1 .375 08/06/30 790,026
1,900,000 AstraZeneca plc 6 .450 09/15/37 2,141,807
625,000 AstraZeneca plc 4 .000 09/18/42 540,261
500,000 AstraZeneca plc 4 .375 11/16/45 448,752
750,000 AstraZeneca plc 4 .375 08/17/48 665,934
600,000 AstraZeneca plc 2 .125 08/06/50 351,402
1,500,000 AstraZeneca plc 3 .000 05/28/51 1,051,838
449,000 Baxalta, Inc 4 .000 06/23/25 437,290
149,000 Baxalta, Inc 5 .250 06/23/45 142,380
875,000 Biogen, Inc 4 .050 09/15/25 850,570
1,800,000 Biogen, Inc 2 .250 05/01/30 1,466,444
1,375,000 Biogen, Inc 3 .150 05/01/50 893,806
1,346,000 Biogen, Inc 3 .250 02/15/51 900,827
200,000 Bristol-Myers Squibb Co 3 .250 11/01/23 197,170
5,350,000 Bristol-Myers Squibb Co 2 .900 07/26/24 5,193,439
2,000,000 Bristol-Myers Squibb Co 0 .750 11/13/25 1,797,156
1,000,000 Bristol-Myers Squibb Co 1 .125 11/13/27 854,056
1,275,000 Bristol-Myers Squibb Co 3 .900 02/20/28 1,227,631
874,000 Bristol-Myers Squibb Co 3 .400 07/26/29 808,837
1,150,000 Bristol-Myers Squibb Co 1 .450 11/13/30 909,008
1,400,000 Bristol-Myers Squibb Co 2 .950 03/15/32 1,217,959
1,700,000 Bristol-Myers Squibb Co 4 .125 06/15/39 1,512,603
125,000 Bristol-Myers Squibb Co 2 .350 11/13/40 85,942
375,000 Bristol-Myers Squibb Co 3 .550 03/15/42 304,368
650,000 Bristol-Myers Squibb Co 3 .250 08/01/42 496,139
500,000 Bristol-Myers Squibb Co 4 .350 11/15/47 440,491
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,605,883
2,400,000 Bristol-Myers Squibb Co 4 .250 10/26/49 2,062,416
1,500,000 Bristol-Myers Squibb Co 2 .550 11/13/50 939,561
2,075,000 Bristol-Myers Squibb Co 3 .700 03/15/52 1,614,049
1,000,000 Bristol-Myers Squibb Co 3 .900 03/15/62 768,718
200,000 Danaher Corp 3 .350 09/15/25 192,509
200,000 Danaher Corp 4 .375 09/15/45 177,439
400,000 Danaher Corp 2 .600 10/01/50 255,088
750,000 Danaher Corp 2 .800 12/10/51 495,570
975,000 Eli Lilly & Co 2 .750 06/01/25 931,950
950,000 Eli Lilly & Co 3 .100 05/15/27 892,717
1,300,000 Eli Lilly & Co 2 .250 05/15/50 814,415
750,000 Eli Lilly & Co 2 .500 09/15/60 452,050
800,000 Gilead Sciences, Inc 3 .700 04/01/24 786,500
575,000 Gilead Sciences, Inc 3 .500 02/01/25 556,744
1,125,000 Gilead Sciences, Inc 3 .650 03/01/26 1,084,575
525,000 Gilead Sciences, Inc 2 .950 03/01/27 488,392
5,815,000 Gilead Sciences, Inc 1 .650 10/01/30 4,611,143
450,000 Gilead Sciences, Inc 4 .600 09/01/35 427,425
1,300,000 Gilead Sciences, Inc 4 .000 09/01/36 1,145,895
325,000 Gilead Sciences, Inc 2 .600 10/01/40 226,750
250,000 Gilead Sciences, Inc 5 .650 12/01/41 255,045
1,025,000 Gilead Sciences, Inc 4 .800 04/01/44 939,922
950,000 Gilead Sciences, Inc 4 .500 02/01/45 835,777
925,000 Gilead Sciences, Inc 4 .750 03/01/46 832,433
1,525,000 Gilead Sciences, Inc 4 .150 03/01/47 1,259,528
2,600,000 Gilead Sciences, Inc 2 .800 10/01/50 1,662,271
2,900,000 GlaxoSmithKline Capital plc 3 .375 06/01/29 2,673,226
950,000 GlaxoSmithKline Capital, Inc 3 .625 05/15/25 927,621

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 925,000 GlaxoSmithKline Capital, Inc 3 .875% 05/15/28 $ 886,902
350,000 GlaxoSmithKline Capital, Inc 5 .375 04/15/34 359,255
1,243,000 GlaxoSmithKline Capital, Inc 6 .375 05/15/38 1,406,091
850,000 GlaxoSmithKline Capital, Inc 4 .200 03/18/43 739,277
1,500,000 Illumina, Inc 2 .550 03/23/31 1,200,852
950,000 Johnson & Johnson 3 .375 12/05/23 935,953
2,000,000 Johnson & Johnson 0 .550 09/01/25 1,806,175
1,000,000 Johnson & Johnson 2 .450 03/01/26 939,745
2,000,000 Johnson & Johnson 0 .950 09/01/27 1,722,056
2,000,000 Johnson & Johnson 1 .300 09/01/30 1,612,262
1,000,000 Johnson & Johnson 4 .375 12/05/33 983,134
250,000 Johnson & Johnson 3 .550 03/01/36 221,506
450,000 Johnson & Johnson 3 .625 03/03/37 399,784
250,000 Johnson & Johnson 5 .950 08/15/37 278,149
675,000 Johnson & Johnson 3 .400 01/15/38 572,917
375,000 Johnson & Johnson 5 .850 07/15/38 416,416
1,000,000 Johnson & Johnson 2 .100 09/01/40 688,032
300,000 Johnson & Johnson 4 .500 12/05/43 285,883
1,200,000 Johnson & Johnson 3 .700 03/01/46 1,006,696
1,625,000 Johnson & Johnson 3 .750 03/03/47 1,367,680
2,100,000 Johnson & Johnson 3 .500 01/15/48 1,710,296
1,500,000 Johnson & Johnson 2 .250 09/01/50 928,185
1,000,000 Johnson & Johnson 2 .450 09/01/60 610,364
1,450,000 Merck & Co, Inc 2 .750 02/10/25 1,389,481
2,875,000 Merck & Co, Inc 0 .750 02/24/26 2,545,530
2,000,000 Merck & Co, Inc 1 .700 06/10/27 1,773,045
1,500,000 Merck & Co, Inc 1 .900 12/10/28 1,287,841
3,175,000 Merck & Co, Inc 1 .450 06/24/30 2,533,147
1,150,000 Merck & Co, Inc 2 .150 12/10/31 939,083
1,475,000 Merck & Co, Inc 3 .900 03/07/39 1,294,415
425,000 Merck & Co, Inc 2 .350 06/24/40 295,653
100,000 Merck & Co, Inc 3 .600 09/15/42 81,916
925,000 Merck & Co, Inc 4 .150 05/18/43 819,069
1,825,000 Merck & Co, Inc 3 .700 02/10/45 1,500,987
1,600,000 Merck & Co, Inc 4 .000 03/07/49 1,362,852
375,000 Merck & Co, Inc 2 .450 06/24/50 236,901
625,000 Merck & Co, Inc 2 .750 12/10/51 417,587
1,100,000 Merck & Co, Inc 2 .900 12/10/61 699,086
2,800,000 Mylan NV 3 .950 06/15/26 2,617,621
750,000 Mylan NV 5 .250 06/15/46 567,091
500,000 Mylan, Inc 4 .550 04/15/28 462,539
700,000 Mylan, Inc 5 .200 04/15/48 521,276
725,000 Novartis Capital Corp 3 .000 11/20/25 694,973
3,500,000 Novartis Capital Corp 2 .000 02/14/27 3,183,172
2,300,000 Novartis Capital Corp 3 .100 05/17/27 2,179,321
1,000,000 Novartis Capital Corp 2 .200 08/14/30 850,536
400,000 Novartis Capital Corp 3 .700 09/21/42 337,353
1,025,000 Novartis Capital Corp 4 .400 05/06/44 951,090
1,000,000 Novartis Capital Corp 4 .000 11/20/45 877,302
750,000 Novartis Capital Corp 2 .750 08/14/50 518,733
500,000 PerkinElmer, Inc 3 .300 09/15/29 435,121
1,000,000 PerkinElmer, Inc 2 .550 03/15/31 808,337
300,000 PerkinElmer, Inc 2 .250 09/15/31 235,059
1,000,000 PerkinElmer, Inc 3 .625 03/15/51 692,925
1,175,000 Pfizer, Inc 3 .400 05/15/24 1,151,889
3,000,000 Pfizer, Inc 0 .800 05/28/25 2,747,341
350,000 Pfizer, Inc 2 .750 06/03/26 329,947
2,850,000 Pfizer, Inc 3 .000 12/15/26 2,696,545
950,000 Pfizer, Inc 3 .600 09/15/28 908,491
1,550,000 Pfizer, Inc 3 .450 03/15/29 1,461,672

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,500,000 Pfizer, Inc 1 .750% 08/18/31 $ 1,204,127
425,000 Pfizer, Inc 4 .000 12/15/36 387,586
500,000 Pfizer, Inc 4 .100 09/15/38 453,117
875,000 Pfizer, Inc 3 .900 03/15/39 771,754
350,000 Pfizer, Inc 7 .200 03/15/39 423,202
1,250,000 Pfizer, Inc 2 .550 05/28/40 903,848
625,000 Pfizer, Inc 4 .300 06/15/43 574,066
1,100,000 Pfizer, Inc 4 .400 05/15/44 1,018,448
1,875,000 Pfizer, Inc 4 .125 12/15/46 1,647,634
1,200,000 Pfizer, Inc 4 .200 09/15/48 1,067,770
2,100,000 Pfizer, Inc 4 .000 03/15/49 1,813,911
1,000,000 Pfizer, Inc 2 .700 05/28/50 676,122
1,000,000 Regeneron Pharmaceuticals, Inc 1 .750 09/15/30 772,368
500,000 Regeneron Pharmaceuticals, Inc 2 .800 09/15/50 310,104
1,000,000 Royalty Pharma plc 0 .750 09/02/23 968,785
1,000,000 Royalty Pharma plc 1 .200 09/02/25 894,941
375,000 Royalty Pharma plc 2 .200 09/02/30 293,086
1,000,000 Royalty Pharma plc 3 .300 09/02/40 694,028
1,000,000 Royalty Pharma plc 3 .550 09/02/50 639,053
1,000,000 Royalty Pharma plc 3 .350 09/02/51 616,465
500,000 Sanofi 3 .625 06/19/28 476,965
333,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 330,326
2,100,000 Takeda Pharmaceutical Co Ltd 5 .000 11/26/28 2,082,086
700,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 571,375
2,050,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 1,504,407
1,150,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 775,605
1,000,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 669,044
3,000,000 Thermo Fisher Scientific, Inc 1 .215 10/18/24 2,815,530
1,000,000 Thermo Fisher Scientific, Inc 1 .750 10/15/28 846,901
1,500,000 Thermo Fisher Scientific, Inc 2 .600 10/01/29 1,321,479
275,000 Thermo Fisher Scientific, Inc 2 .000 10/15/31 222,714
1,500,000 Thermo Fisher Scientific, Inc 2 .800 10/15/41 1,103,935
200,000 Thermo Fisher Scientific, Inc 5 .300 02/01/44 201,361
200,000 Thermo Fisher Scientific, Inc 4 .100 08/15/47 173,957
1,000,000 Viatris, Inc 1 .650 06/22/25 905,693
400,000 Viatris, Inc 2 .300 06/22/27 341,780
375,000 Viatris, Inc 2 .700 06/22/30 293,188
600,000 Viatris, Inc 3 .850 06/22/40 402,299
1,950,000 Viatris, Inc 4 .000 06/22/50 1,201,469
1,000,000 Wyeth LLC 6 .450 02/01/24 1,017,763
150,000 Wyeth LLC 6 .500 02/01/34 168,137
275,000 Wyeth LLC 5 .950 04/01/37 295,731
300,000 Zoetis, Inc 4 .500 11/13/25 298,885
425,000 Zoetis, Inc 3 .000 09/12/27 392,907
500,000 Zoetis, Inc 3 .900 08/20/28 474,942
2,000,000 Zoetis, Inc 5 .600 11/16/32 2,073,253
900,000 Zoetis, Inc 4 .700 02/01/43 807,023
650,000 Zoetis, Inc 3 .950 09/12/47 523,404
200,000 Zoetis, Inc 4 .450 08/20/48 172,123
375,000 Zoetis, Inc 3 .000 05/15/50 253,314
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 229,837,539
REAL ESTATE - 0 .9%
550,000 Agree LP 2 .000 06/15/28 450,357
150,000 Agree LP 2 .900 10/01/30 121,768
200,000 Agree LP 4 .800 10/01/32 185,026
100,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 96,709
200,000 Alexandria Real Estate Equities, Inc 4 .300 01/15/26 194,813
500,000 e Alexandria Real Estate Equities, Inc 3 .800 04/15/26 483,488
200,000 Alexandria Real Estate Equities, Inc 4 .500 07/30/29 189,362

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 425,000 Alexandria Real Estate Equities, Inc 2 .750% 12/15/29 $ 361,376
100,000 Alexandria Real Estate Equities, Inc 4 .700 07/01/30 95,869
275,000 Alexandria Real Estate Equities, Inc 3 .375 08/15/31 239,995
1,500,000 Alexandria Real Estate Equities, Inc 2 .000 05/18/32 1,148,567
450,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 334,598
800,000 Alexandria Real Estate Equities, Inc 2 .950 03/15/34 648,405
500,000 Alexandria Real Estate Equities, Inc 4 .850 04/15/49 423,343
700,000 Alexandria Real Estate Equities, Inc 4 .000 02/01/50 530,481
1,000,000 Alexandria Real Estate Equities, Inc 3 .000 05/18/51 632,236
1,500,000 Alexandria Real Estate Equities, Inc 3 .550 03/15/52 1,068,932
500,000 American Homes 4 Rent LP 4 .900 02/15/29 472,543
250,000 American Homes 4 Rent LP 2 .375 07/15/31 192,832
750,000 American Homes 4 Rent LP 3 .625 04/15/32 630,874
250,000 American Homes 4 Rent LP 3 .375 07/15/51 155,571
500,000 American Homes 4 Rent LP 4 .300 04/15/52 366,462
1,500,000 American Tower Corp 0 .600 01/15/24 1,429,795
450,000 American Tower Corp 5 .000 02/15/24 448,342
350,000 American Tower Corp 3 .375 05/15/24 340,584
750,000 American Tower Corp 2 .400 03/15/25 705,580
525,000 American Tower Corp 4 .000 06/01/25 511,518
1,350,000 American Tower Corp 1 .300 09/15/25 1,218,612
200,000 American Tower Corp 4 .400 02/15/26 194,886
1,000,000 American Tower Corp 1 .600 04/15/26 889,089
1,000,000 American Tower Corp 1 .450 09/15/26 872,544
425,000 American Tower Corp 3 .375 10/15/26 397,358
750,000 American Tower Corp 2 .750 01/15/27 679,883
500,000 American Tower Corp 3 .125 01/15/27 458,116
500,000 American Tower Corp 3 .650 03/15/27 466,990
150,000 American Tower Corp 3 .550 07/15/27 138,900
350,000 American Tower Corp 3 .950 03/15/29 322,650
750,000 American Tower Corp 2 .900 01/15/30 635,149
750,000 American Tower Corp 2 .100 06/15/30 593,660
725,000 American Tower Corp 1 .875 10/15/30 559,479
1,000,000 American Tower Corp 2 .700 04/15/31 813,953
1,000,000 American Tower Corp 2 .300 09/15/31 777,368
500,000 American Tower Corp 4 .050 03/15/32 445,898
1,350,000 American Tower Corp 3 .700 10/15/49 957,533
425,000 American Tower Corp 3 .100 06/15/50 267,427
1,000,000 American Tower Corp 2 .950 01/15/51 619,111
200,000 AvalonBay Communities, Inc 3 .500 11/15/24 194,618
200,000 AvalonBay Communities, Inc 2 .950 05/11/26 185,912
100,000 AvalonBay Communities, Inc 2 .900 10/15/26 91,609
1,200,000 AvalonBay Communities, Inc 3 .350 05/15/27 1,114,672
200,000 AvalonBay Communities, Inc 3 .200 01/15/28 182,818
500,000 AvalonBay Communities, Inc 1 .900 12/01/28 418,355
750,000 AvalonBay Communities, Inc 3 .300 06/01/29 671,336
750,000 AvalonBay Communities, Inc 2 .300 03/01/30 622,830
800,000 e AvalonBay Communities, Inc 2 .050 01/15/32 627,804
450,000 AvalonBay Communities, Inc 5 .000 02/15/33 442,762
400,000 AvalonBay Communities, Inc 4 .150 07/01/47 318,704
200,000 AvalonBay Communities, Inc 4 .350 04/15/48 163,053
425,000 Boston Properties LP 3 .125 09/01/23 418,359
200,000 Boston Properties LP 3 .800 02/01/24 196,423
1,500,000 Boston Properties LP 3 .200 01/15/25 1,434,697
275,000 Boston Properties LP 3 .650 02/01/26 260,670
700,000 Boston Properties LP 2 .750 10/01/26 630,408
500,000 Boston Properties LP 6 .750 12/01/27 515,553
550,000 Boston Properties LP 4 .500 12/01/28 509,871
50,000 Boston Properties LP 3 .400 06/21/29 43,060
750,000 Boston Properties LP 2 .900 03/15/30 613,054

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,000,000 Boston Properties LP 3 .250% 01/30/31 $ 826,679
1,000,000 Boston Properties LP 2 .550 04/01/32 760,252
1,000,000 Boston Properties LP 2 .450 10/01/33 719,350
500,000 Brandywine Operating Partnership LP 4 .100 10/01/24 475,757
100,000 Brandywine Operating Partnership LP 3 .950 11/15/27 83,935
1,000,000 Brandywine Operating Partnership LP 7 .550 03/15/28 980,679
500,000 Brandywine Operating Partnership LP 4 .550 10/01/29 418,003
900,000 Brixmor Operating Partnership LP 3 .650 06/15/24 872,286
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 191,904
225,000 Brixmor Operating Partnership LP 4 .125 06/15/26 212,154
300,000 Brixmor Operating Partnership LP 3 .900 03/15/27 274,376
100,000 Brixmor Operating Partnership LP 2 .250 04/01/28 82,524
600,000 Brixmor Operating Partnership LP 4 .125 05/15/29 536,437
940,000 Brixmor Operating Partnership LP 4 .050 07/01/30 822,317
100,000 Brixmor Operating Partnership LP 2 .500 08/16/31 76,484
100,000 Camden Property Trust 4 .100 10/15/28 94,444
325,000 Camden Property Trust 3 .150 07/01/29 289,647
100,000 Camden Property Trust 2 .800 05/15/30 86,043
500,000 Camden Property Trust 3 .350 11/01/49 348,442
500,000 CBRE Services, Inc 4 .875 03/01/26 493,625
1,000,000 CBRE Services, Inc 2 .500 04/01/31 788,195
1,000,000 Corporate Office Properties LP 2 .250 03/15/26 876,723
1,000,000 Corporate Office Properties LP 2 .000 01/15/29 766,900
175,000 Corporate Office Properties LP 2 .750 04/15/31 130,970
500,000 Crown Castle International Corp 3 .200 09/01/24 482,813
1,000,000 Crown Castle International Corp 1 .350 07/15/25 909,707
975,000 Crown Castle International Corp 4 .450 02/15/26 952,821
250,000 Crown Castle International Corp 3 .700 06/15/26 237,709
1,500,000 Crown Castle International Corp 1 .050 07/15/26 1,296,006
100,000 Crown Castle International Corp 4 .000 03/01/27 95,365
525,000 Crown Castle International Corp 3 .650 09/01/27 487,640
775,000 Crown Castle International Corp 3 .800 02/15/28 720,259
300,000 Crown Castle International Corp 4 .300 02/15/29 283,302
500,000 Crown Castle International Corp 3 .100 11/15/29 435,823
275,000 Crown Castle International Corp 3 .300 07/01/30 240,568
1,050,000 Crown Castle International Corp 2 .250 01/15/31 842,344
1,500,000 Crown Castle International Corp 2 .100 04/01/31 1,182,215
1,000,000 Crown Castle International Corp 2 .500 07/15/31 805,856
1,000,000 Crown Castle International Corp 2 .900 04/01/41 685,061
200,000 Crown Castle International Corp 4 .750 05/15/47 169,628
300,000 Crown Castle International Corp 5 .200 02/15/49 269,669
500,000 Crown Castle International Corp 4 .000 11/15/49 377,705
200,000 Crown Castle International Corp 4 .150 07/01/50 155,012
875,000 Crown Castle International Corp 3 .250 01/15/51 568,902
200,000 CubeSmart LP 3 .125 09/01/26 183,630
600,000 CubeSmart LP 2 .250 12/15/28 494,497
100,000 CubeSmart LP 4 .375 02/15/29 92,217
250,000 CubeSmart LP 3 .000 02/15/30 208,046
450,000 CubeSmart LP 2 .000 02/15/31 339,014
700,000 CubeSmart LP 2 .500 02/15/32 535,147
475,000 Digital Realty Trust LP 3 .700 08/15/27 440,777
1,300,000 Digital Realty Trust LP 5 .550 01/15/28 1,308,595
300,000 e Digital Realty Trust LP 4 .450 07/15/28 284,023
1,000,000 e Digital Realty Trust LP 3 .600 07/01/29 893,185
1,000,000 EPR Properties 3 .600 11/15/31 724,501
525,000 Equinix, Inc 1 .000 09/15/25 469,492
2,000,000 Equinix, Inc 1 .450 05/15/26 1,758,270
650,000 Equinix, Inc 2 .900 11/18/26 594,098
800,000 Equinix, Inc 1 .550 03/15/28 661,212
2,000,000 Equinix, Inc 2 .000 05/15/28 1,688,299

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,000,000 e Equinix, Inc 3 .200% 11/18/29 $ 870,421
175,000 Equinix, Inc 2 .150 07/15/30 139,219
1,000,000 Equinix, Inc 2 .500 05/15/31 803,491
1,500,000 Equinix, Inc 3 .400 02/15/52 1,021,674
700,000 ERP Operating LP 3 .375 06/01/25 672,416
200,000 ERP Operating LP 2 .850 11/01/26 185,304
1,150,000 ERP Operating LP 3 .250 08/01/27 1,053,111
500,000 ERP Operating LP 3 .500 03/01/28 460,743
200,000 ERP Operating LP 4 .150 12/01/28 186,499
750,000 ERP Operating LP 3 .000 07/01/29 655,361
300,000 ERP Operating LP 2 .500 02/15/30 250,240
500,000 ERP Operating LP 1 .850 08/01/31 388,878
425,000 ERP Operating LP 4 .500 07/01/44 358,818
100,000 ERP Operating LP 4 .000 08/01/47 77,067
650,000 Essential Properties LP 2 .950 07/15/31 472,631
100,000 Essex Portfolio LP 3 .250 05/01/23 99,238
400,000 Essex Portfolio LP 3 .500 04/01/25 385,726
100,000 Essex Portfolio LP 3 .375 04/15/26 94,018
200,000 Essex Portfolio LP 3 .625 05/01/27 186,860
900,000 Essex Portfolio LP 4 .000 03/01/29 820,188
325,000 Essex Portfolio LP 3 .000 01/15/30 274,843
750,000 Essex Portfolio LP 1 .650 01/15/31 559,579
1,000,000 Essex Portfolio LP 2 .550 06/15/31 789,588
300,000 Essex Portfolio LP 4 .500 03/15/48 236,579
500,000 Extra Space Storage LP 3 .900 04/01/29 447,871
700,000 Extra Space Storage LP 2 .550 06/01/31 547,589
500,000 Extra Space Storage LP 2 .350 03/15/32 378,353
500,000 Federal Realty Investment Trust 3 .950 01/15/24 493,493
300,000 Federal Realty Investment Trust 1 .250 02/15/26 264,217
50,000 Federal Realty Investment Trust 3 .250 07/15/27 45,951
1,300,000 Federal Realty Investment Trust 3 .200 06/15/29 1,124,860
300,000 Federal Realty Investment Trust 3 .500 06/01/30 256,685
200,000 Federal Realty Investment Trust 4 .500 12/01/44 156,685
250,000 GLP Capital LP 3 .350 09/01/24 239,585
1,300,000 GLP Capital LP 5 .250 06/01/25 1,277,919
150,000 GLP Capital LP 5 .375 04/15/26 147,160
750,000 GLP Capital LP 5 .750 06/01/28 735,397
200,000 GLP Capital LP 5 .300 01/15/29 189,268
500,000 GLP Capital LP 4 .000 01/15/30 437,907
500,000 GLP Capital LP 4 .000 01/15/31 428,900
750,000 GLP Capital LP 3 .250 01/15/32 599,539
100,000 Healthcare Realty Holdings LP 3 .625 01/15/28 88,664
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 78,035
175,000 Healthcare Realty Holdings LP 2 .050 03/15/31 127,925
800,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 744,606
500,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 417,482
975,000 e Healthcare Trust of America Holdings LP 2 .000 03/15/31 738,108
100,000 Healthpeak Properties, Inc 3 .250 07/15/26 94,391
1,500,000 Healthpeak Properties, Inc 1 .350 02/01/27 1,298,431
325,000 Healthpeak Properties, Inc 2 .125 12/01/28 272,439
600,000 Healthpeak Properties, Inc 3 .500 07/15/29 533,956
1,000,000 Healthpeak Properties, Inc 3 .000 01/15/30 859,992
175,000 Healthpeak Properties, Inc 2 .875 01/15/31 146,253
30,000 Healthpeak Properties, Inc 6 .750 02/01/41 30,848
100,000 Highwoods Realty LP 3 .875 03/01/27 92,803
150,000 Highwoods Realty LP 4 .125 03/15/28 135,474
250,000 Highwoods Realty LP 4 .200 04/15/29 217,854
500,000 Highwoods Realty LP 3 .050 02/15/30 398,260
775,000 Highwoods Realty LP 2 .600 02/01/31 580,062
700,000 Host Hotels & Resorts LP 3 .875 04/01/24 681,300

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 200,000 Host Hotels & Resorts LP 4 .000% 06/15/25 $ 192,181
100,000 Host Hotels & Resorts LP 4 .500 02/01/26 95,820
500,000 Host Hotels & Resorts LP 3 .375 12/15/29 417,988
850,000 Host Hotels & Resorts LP 3 .500 09/15/30 701,478
200,000 Host Hotels & Resorts LP 2 .900 12/15/31 152,993
100,000 Hudson Pacific Properties LP 3 .950 11/01/27 85,087
500,000 Hudson Pacific Properties LP 5 .950 02/15/28 466,819
100,000 Hudson Pacific Properties LP 4 .650 04/01/29 85,435
750,000 Hudson Pacific Properties LP 3 .250 01/15/30 568,469
300,000 Invitation Homes Operating Partnership LP 2 .300 11/15/28 248,067
500,000 Invitation Homes Operating Partnership LP 2 .000 08/15/31 369,498
575,000 Invitation Homes Operating Partnership LP 4 .150 04/15/32 503,059
750,000 Invitation Homes Operating Partnership LP 2 .700 01/15/34 546,783
125,000 Kilroy Realty LP 3 .450 12/15/24 119,645
250,000 Kilroy Realty LP 4 .750 12/15/28 226,801
200,000 Kilroy Realty LP 4 .250 08/15/29 175,136
750,000 Kilroy Realty LP 3 .050 02/15/30 600,040
500,000 Kilroy Realty LP 2 .500 11/15/32 355,020
1,000,000 Kilroy Realty LP 2 .650 11/15/33 693,816
200,000 Kimco Realty Corp 2 .700 03/01/24 193,558
625,000 Kimco Realty Corp 2 .800 10/01/26 572,788
200,000 Kimco Realty Corp 3 .800 04/01/27 186,801
500,000 Kimco Realty Corp 1 .900 03/01/28 418,637
750,000 Kimco Realty Corp 2 .700 10/01/30 611,297
1,000,000 Kimco Realty Corp 2 .250 12/01/31 767,733
500,000 Kimco Realty Corp 4 .600 02/01/33 457,258
200,000 Kimco Realty Corp 4 .250 04/01/45 152,261
175,000 Kimco Realty Corp 4 .125 12/01/46 128,196
100,000 Kimco Realty Corp 4 .450 09/01/47 77,021
500,000 Kimco Realty Corp 3 .700 10/01/49 341,310
750,000 Lexington Realty Trust 2 .700 09/15/30 597,413
200,000 Life Storage LP 3 .875 12/15/27 185,056
500,000 Life Storage LP 4 .000 06/15/29 447,867
100,000 Life Storage LP 2 .200 10/15/30 77,686
450,000 Life Storage LP 2 .400 10/15/31 346,185
200,000 Mid-America Apartments LP 4 .300 10/15/23 198,818
100,000 Mid-America Apartments LP 4 .000 11/15/25 97,180
1,000,000 Mid-America Apartments LP 1 .100 09/15/26 864,801
750,000 Mid-America Apartments LP 3 .600 06/01/27 710,598
200,000 Mid-America Apartments LP 4 .200 06/15/28 189,624
625,000 Mid-America Apartments LP 3 .950 03/15/29 586,620
175,000 Mid-America Apartments LP 2 .750 03/15/30 148,804
250,000 Mid-America Apartments LP 1 .700 02/15/31 194,916
150,000 Mid-America Apartments LP 2 .875 09/15/51 95,599
500,000 National Health Investors, Inc 3 .000 02/01/31 360,457
1,550,000 National Retail Properties, Inc 3 .500 10/15/27 1,405,675
300,000 National Retail Properties, Inc 2 .500 04/15/30 243,169
500,000 National Retail Properties, Inc 3 .100 04/15/50 306,601
1,000,000 National Retail Properties, Inc 3 .000 04/15/52 595,056
248,000 Omega Healthcare Investors, Inc 4 .375 08/01/23 246,590
200,000 Omega Healthcare Investors, Inc 4 .500 04/01/27 187,287
825,000 Omega Healthcare Investors, Inc 4 .750 01/15/28 760,182
500,000 Omega Healthcare Investors, Inc 3 .625 10/01/29 410,194
500,000 Omega Healthcare Investors, Inc 3 .375 02/01/31 385,415
1,000,000 Omega Healthcare Investors, Inc 3 .250 04/15/33 722,973
200,000 Physicians Realty LP 4 .300 03/15/27 188,565
200,000 Physicians Realty LP 3 .950 01/15/28 182,673
1,000,000 Physicians Realty LP 2 .625 11/01/31 780,539
200,000 Piedmont Operating Partnership LP 3 .400 06/01/23 198,082
200,000 Piedmont Operating Partnership LP 4 .450 03/15/24 196,492

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 1,000,000 Piedmont Operating Partnership LP 2 .750% 04/01/32 $ 699,922
100,000 Prologis LP 3 .250 10/01/26 93,882
100,000 Prologis LP 4 .375 02/01/29 95,362
500,000 Prologis LP 2 .250 04/15/30 416,557
1,000,000 Prologis LP 1 .625 03/15/31 772,853
100,000 Prologis LP 4 .375 09/15/48 84,180
500,000 Prologis LP 3 .000 04/15/50 334,465
500,000 Prologis LP 2 .125 10/15/50 277,166
100,000 ProLogis LP 3 .250 06/30/26 94,885
1,000,000 ProLogis LP 3 .375 12/15/27 934,926
100,000 ProLogis LP 4 .000 09/15/28 94,878
225,000 ProLogis LP 2 .875 11/15/29 195,765
200,000 ProLogis LP 1 .750 07/01/30 157,524
775,000 ProLogis LP 2 .250 01/15/32 614,290
1,000,000 ProLogis LP 4 .625 01/15/33 968,067
500,000 ProLogis LP 3 .050 03/01/50 332,908
1,500,000 Public Storage 0 .875 02/15/26 1,327,965
750,000 e Public Storage 1 .500 11/09/26 666,541
200,000 Public Storage 3 .094 09/15/27 186,019
750,000 Public Storage 1 .950 11/09/28 639,764
500,000 Public Storage 3 .385 05/01/29 454,533
250,000 Public Storage 2 .250 11/09/31 200,486
200,000 Realty Income Corp 3 .875 04/15/25 195,941
750,000 Realty Income Corp 0 .750 03/15/26 651,867
425,000 Realty Income Corp 4 .875 06/01/26 422,653
200,000 Realty Income Corp 4 .125 10/15/26 194,401
200,000 Realty Income Corp 3 .000 01/15/27 184,890
650,000 Realty Income Corp 3 .950 08/15/27 619,678
1,000,000 Realty Income Corp 3 .400 01/15/28 920,820
1,000,000 Realty Income Corp 3 .650 01/15/28 932,900
500,000 Realty Income Corp 2 .200 06/15/28 428,183
500,000 Realty Income Corp 3 .250 06/15/29 445,324
500,000 Realty Income Corp 3 .100 12/15/29 435,332
1,500,000 Realty Income Corp 3 .250 01/15/31 1,300,749
750,000 Realty Income Corp 1 .800 03/15/33 537,957
300,000 Realty Income Corp 4 .650 03/15/47 263,995
375,000 Regency Centers LP 3 .600 02/01/27 350,944
125,000 Regency Centers LP 4 .125 03/15/28 116,028
425,000 Regency Centers LP 2 .950 09/15/29 356,709
500,000 Regency Centers LP 3 .700 06/15/30 436,164
200,000 Regency Centers LP 4 .400 02/01/47 153,604
300,000 Regency Centers LP 4 .650 03/15/49 238,594
350,000 Retail Properties of America, Inc 4 .750 09/15/30 308,118
300,000 Sabra Health Care LP 5 .125 08/15/26 285,418
1,000,000 Sabra Health Care LP 3 .200 12/01/31 744,067
500,000 Simon Property Group LP 2 .000 09/13/24 474,894
450,000 Simon Property Group LP 3 .375 10/01/24 436,619
800,000 Simon Property Group LP 3 .500 09/01/25 766,189
625,000 Simon Property Group LP 3 .300 01/15/26 593,069
350,000 Simon Property Group LP 3 .250 11/30/26 327,350
1,000,000 e Simon Property Group LP 1 .375 01/15/27 872,765
200,000 Simon Property Group LP 3 .375 06/15/27 186,377
300,000 Simon Property Group LP 3 .375 12/01/27 277,439
1,000,000 Simon Property Group LP 1 .750 02/01/28 851,020
1,750,000 Simon Property Group LP 2 .450 09/13/29 1,461,057
750,000 Simon Property Group LP 2 .650 07/15/30 623,764
1,000,000 e Simon Property Group LP 2 .200 02/01/31 787,749
500,000 Simon Property Group LP 2 .250 01/15/32 388,895
1,500,000 Simon Property Group LP 2 .650 02/01/32 1,200,702
1,500,000 Simon Property Group LP 4 .250 10/01/44 1,183,793

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 300,000 e Simon Property Group LP 4 .250% 11/30/46 $ 239,571
500,000 Simon Property Group LP 3 .250 09/13/49 330,950
750,000 Simon Property Group LP 3 .800 07/15/50 544,535
150,000 SITE Centers Corp 4 .250 02/01/26 141,277
200,000 SITE Centers Corp 4 .700 06/01/27 187,631
525,000 Sovran Acquisition LP 3 .500 07/01/26 490,458
300,000 Spirit Realty LP 3 .200 01/15/27 265,978
1,000,000 Spirit Realty LP 2 .100 03/15/28 815,340
500,000 Spirit Realty LP 4 .000 07/15/29 433,948
300,000 Spirit Realty LP 3 .400 01/15/30 249,925
500,000 Spirit Realty LP 3 .200 02/15/31 399,190
500,000 STORE Capital Corp 4 .625 03/15/29 447,929
500,000 STORE Capital Corp 2 .750 11/18/30 383,743
500,000 Sun Communities Operating LP 2 .300 11/01/28 416,238
1,000,000 Sun Communities Operating LP 4 .200 04/15/32 880,732
100,000 Tanger Properties LP 3 .125 09/01/26 90,809
250,000 Tanger Properties LP 3 .875 07/15/27 228,051
500,000 Tanger Properties LP 2 .750 09/01/31 362,050
200,000 UDR, Inc 3 .500 07/01/27 185,923
200,000 UDR, Inc 3 .500 01/15/28 181,711
600,000 UDR, Inc 3 .200 01/15/30 520,548
1,000,000 UDR, Inc 3 .000 08/15/31 833,859
750,000 UDR, Inc 2 .100 08/01/32 551,003
500,000 UDR, Inc 1 .900 03/15/33 355,971
300,000 UDR, Inc 3 .100 11/01/34 227,135
300,000 Ventas Realty LP 3 .500 04/15/24 291,800
750,000 Ventas Realty LP 2 .650 01/15/25 709,608
120,000 Ventas Realty LP 4 .125 01/15/26 116,393
200,000 Ventas Realty LP 3 .250 10/15/26 184,730
1,000,000 Ventas Realty LP 4 .000 03/01/28 924,617
525,000 Ventas Realty LP 4 .400 01/15/29 489,083
350,000 Ventas Realty LP 3 .000 01/15/30 293,625
500,000 Ventas Realty LP 4 .750 11/15/30 466,852
1,025,000 Ventas Realty LP 2 .500 09/01/31 804,335
300,000 Ventas Realty LP 4 .375 02/01/45 232,531
300,000 Ventas Realty LP 4 .875 04/15/49 248,434
1,500,000 VICI Properties LP 4 .375 05/15/25 1,454,742
850,000 VICI Properties LP 4 .750 02/15/28 806,368
750,000 VICI Properties LP 4 .950 02/15/30 713,938
1,000,000 VICI Properties LP 5 .625 05/15/52 884,570
200,000 Vornado Realty LP 3 .500 01/15/25 186,582
275,000 Vornado Realty LP 2 .150 06/01/26 232,373
275,000 Vornado Realty LP 3 .400 06/01/31 204,469
2,000,000 Welltower, Inc 3 .625 03/15/24 1,957,165
600,000 Welltower, Inc 4 .250 04/01/26 580,198
500,000 Welltower, Inc 2 .700 02/15/27 450,273
600,000 Welltower, Inc 4 .250 04/15/28 562,311
1,000,000 Welltower, Inc 2 .050 01/15/29 812,190
500,000 Welltower, Inc 4 .125 03/15/29 458,951
425,000 Welltower, Inc 3 .100 01/15/30 358,703
400,000 Welltower, Inc 2 .750 01/15/31 320,002
1,000,000 Welltower, Inc 2 .800 06/01/31 795,054
500,000 Welltower, Inc 2 .750 01/15/32 390,947
150,000 Welltower, Inc 3 .850 06/15/32 127,287
300,000 Welltower, Inc 4 .950 09/01/48 246,795
500,000 Weyerhaeuser Co 4 .000 11/15/29 456,445
500,000 Weyerhaeuser Co 4 .000 04/15/30 455,260
304,000 Weyerhaeuser Co 7 .375 03/15/32 336,037
300,000 Weyerhaeuser Co 3 .375 03/09/33 250,717
1,375,000 Weyerhaeuser Co 4 .000 03/09/52 1,037,576

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 200,000 WP Carey, Inc 4 .600% 04/01/24 $ 198,098
347,000 WP Carey, Inc 4 .000 02/01/25 338,125
1,000,000 WP Carey, Inc 3 .850 07/15/29 898,270
750,000 WP Carey, Inc 2 .400 02/01/31 597,577
500,000 WP Carey, Inc 2 .450 02/01/32 390,705
TOTAL REAL ESTATE 176,906,197
RETAILING - 0 .8%
100,000 Advance Auto Parts, Inc 1 .750 10/01/27 83,921
500,000 Advance Auto Parts, Inc 3 .900 04/15/30 438,118
1,000,000 Advance Auto Parts, Inc 3 .500 03/15/32 820,418
1,200,000 Alibaba Group Holding Ltd 2 .800 06/06/23 1,186,253
1,250,000 Alibaba Group Holding Ltd 3 .600 11/28/24 1,208,849
1,325,000 Alibaba Group Holding Ltd 3 .400 12/06/27 1,218,821
1,250,000 e Alibaba Group Holding Ltd 2 .125 02/09/31 995,219
500,000 Alibaba Group Holding Ltd 4 .500 11/28/34 450,826
750,000 Alibaba Group Holding Ltd 4 .000 12/06/37 624,272
1,250,000 Alibaba Group Holding Ltd 2 .700 02/09/41 797,050
1,500,000 Alibaba Group Holding Ltd 4 .200 12/06/47 1,145,043
1,250,000 Alibaba Group Holding Ltd 3 .150 02/09/51 775,951
750,000 Alibaba Group Holding Ltd 4 .400 12/06/57 572,900
1,250,000 Alibaba Group Holding Ltd 3 .250 02/09/61 747,661
200,000 Allegion US Holding Co, Inc 3 .200 10/01/24 192,326
200,000 Allegion US Holding Co, Inc 3 .550 10/01/27 180,515
500,000 Allegion US Holding Co, Inc 5 .411 07/01/32 484,157
1,125,000 Amazon.com, Inc 2 .800 08/22/24 1,090,109
425,000 Amazon.com, Inc 3 .800 12/05/24 418,149
1,000,000 Amazon.com, Inc 0 .800 06/03/25 913,162
325,000 Amazon.com, Inc 5 .200 12/03/25 330,886
5,000,000 Amazon.com, Inc 1 .000 05/12/26 4,428,405
3,000,000 Amazon.com, Inc 3 .300 04/13/27 2,847,010
1,000,000 Amazon.com, Inc 1 .200 06/03/27 865,988
2,000,000 Amazon.com, Inc 3 .150 08/22/27 1,879,338
3,000,000 Amazon.com, Inc 4 .550 12/01/27 2,990,053
2,000,000 Amazon.com, Inc 1 .650 05/12/28 1,716,992
2,000,000 Amazon.com, Inc 3 .450 04/13/29 1,868,133
2,000,000 Amazon.com, Inc 4 .650 12/01/29 1,985,040
1,000,000 Amazon.com, Inc 1 .500 06/03/30 803,539
2,000,000 Amazon.com, Inc 2 .100 05/12/31 1,633,301
2,000,000 e Amazon.com, Inc 3 .600 04/13/32 1,830,253
2,000,000 Amazon.com, Inc 4 .700 12/01/32 1,979,652
1,800,000 Amazon.com, Inc 4 .800 12/05/34 1,795,603
2,625,000 Amazon.com, Inc 3 .875 08/22/37 2,325,539
2,500,000 Amazon.com, Inc 2 .875 05/12/41 1,865,030
775,000 Amazon.com, Inc 4 .950 12/05/44 763,135
2,875,000 Amazon.com, Inc 4 .050 08/22/47 2,465,153
1,900,000 Amazon.com, Inc 2 .500 06/03/50 1,197,401
1,500,000 Amazon.com, Inc 3 .100 05/12/51 1,068,310
2,000,000 Amazon.com, Inc 3 .950 04/13/52 1,655,365
1,900,000 Amazon.com, Inc 4 .250 08/22/57 1,631,943
2,500,000 Amazon.com, Inc 3 .250 05/12/61 1,711,479
2,000,000 Amazon.com, Inc 4 .100 04/13/62 1,650,421
200,000 AutoNation, Inc 3 .500 11/15/24 191,948
244,000 AutoNation, Inc 4 .500 10/01/25 237,298
200,000 AutoNation, Inc 3 .800 11/15/27 181,398
1,500,000 AutoNation, Inc 1 .950 08/01/28 1,196,183
100,000 AutoNation, Inc 4 .750 06/01/30 89,219
425,000 AutoNation, Inc 2 .400 08/01/31 305,580
900,000 AutoNation, Inc 3 .850 03/01/32 718,359
150,000 AutoZone, Inc 3 .125 07/15/23 148,219

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 250,000 AutoZone, Inc 3 .125% 04/18/24 $ 243,209
200,000 AutoZone, Inc 3 .250 04/15/25 191,672
500,000 AutoZone, Inc 3 .625 04/15/25 483,772
100,000 AutoZone, Inc 3 .125 04/21/26 94,447
650,000 AutoZone, Inc 3 .750 06/01/27 619,916
200,000 AutoZone, Inc 3 .750 04/18/29 184,424
500,000 AutoZone, Inc 4 .000 04/15/30 462,974
600,000 AutoZone, Inc 1 .650 01/15/31 465,507
225,000 AutoZone, Inc 4 .750 08/01/32 218,067
500,000 e Best Buy Co, Inc 4 .450 10/01/28 481,239
500,000 Best Buy Co, Inc 1 .950 10/01/30 395,621
2,000,000 CDW LLC 2 .670 12/01/26 1,775,636
1,000,000 CDW LLC 3 .276 12/01/28 856,160
575,000 CDW LLC 3 .569 12/01/31 473,821
2,000,000 Chevron USA, Inc 0 .687 08/12/25 1,807,499
2,000,000 e Chevron USA, Inc 1 .018 08/12/27 1,715,184
1,000,000 Chevron USA, Inc 3 .250 10/15/29 917,021
250,000 Chevron USA, Inc 2 .343 08/12/50 155,009
1,000,000 Dick's Sporting Goods, Inc 3 .150 01/15/32 780,489
1,000,000 Dick's Sporting Goods, Inc 4 .100 01/15/52 644,677
355,000 Dollar General Corp 4 .150 11/01/25 347,139
300,000 Dollar General Corp 3 .875 04/15/27 286,044
1,000,000 Dollar General Corp 4 .625 11/01/27 981,477
500,000 Dollar General Corp 4 .125 05/01/28 476,051
500,000 Dollar General Corp 3 .500 04/03/30 449,823
500,000 Dollar General Corp 5 .000 11/01/32 493,212
500,000 Dollar General Corp 4 .125 04/03/50 398,798
500,000 Dollar General Corp 5 .500 11/01/52 491,884
500,000 Dollar Tree, Inc 4 .000 05/15/25 488,134
500,000 Dollar Tree, Inc 4 .200 05/15/28 478,230
1,000,000 Dollar Tree, Inc 2 .650 12/01/31 808,828
1,000,000 Dollar Tree, Inc 3 .375 12/01/51 670,814
400,000 eBay, Inc 3 .450 08/01/24 389,109
1,000,000 eBay, Inc 1 .400 05/10/26 886,775
1,200,000 eBay, Inc 3 .600 06/05/27 1,130,799
1,200,000 eBay, Inc 2 .700 03/11/30 1,019,364
1,000,000 e eBay, Inc 2 .600 05/10/31 819,616
200,000 eBay, Inc 4 .000 07/15/42 158,564
1,000,000 eBay, Inc 3 .650 05/10/51 716,479
1,500,000 Genuine Parts Co 1 .875 11/01/30 1,154,913
275,000 Genuine Parts Co 2 .750 02/01/32 220,723
1,000,000 GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 950,995
500,000 HF Sinclair Corp 2 .625 10/01/23 489,595
200,000 HF Sinclair Corp 5 .875 04/01/26 200,168
500,000 HF Sinclair Corp 4 .500 10/01/30 438,899
550,000 Home Depot, Inc 3 .750 02/15/24 544,383
350,000 Home Depot, Inc 3 .350 09/15/25 339,266
1,925,000 Home Depot, Inc 3 .000 04/01/26 1,831,971
1,550,000 Home Depot, Inc 2 .125 09/15/26 1,418,340
1,000,000 Home Depot, Inc 2 .875 04/15/27 932,711
2,000,000 Home Depot, Inc 0 .900 03/15/28 1,658,395
1,000,000 Home Depot, Inc 1 .500 09/15/28 850,189
825,000 Home Depot, Inc 3 .900 12/06/28 794,183
2,333,000 Home Depot, Inc 2 .950 06/15/29 2,110,591
375,000 Home Depot, Inc 2 .700 04/15/30 326,980
2,000,000 Home Depot, Inc 1 .375 03/15/31 1,549,353
1,000,000 Home Depot, Inc 1 .875 09/15/31 799,098
1,000,000 Home Depot, Inc 3 .250 04/15/32 888,568
1,000,000 Home Depot, Inc 4 .500 09/15/32 976,401
425,000 Home Depot, Inc 5 .875 12/16/36 454,502

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 150,000 Home Depot, Inc 5 .950% 04/01/41 $ 163,144
675,000 Home Depot, Inc 4 .200 04/01/43 590,613
450,000 Home Depot, Inc 4 .875 02/15/44 430,270
650,000 Home Depot, Inc 4 .400 03/15/45 580,747
725,000 Home Depot, Inc 4 .250 04/01/46 627,717
2,100,000 Home Depot, Inc 3 .900 06/15/47 1,726,301
2,000,000 Home Depot, Inc 4 .500 12/06/48 1,813,575
1,000,000 Home Depot, Inc 3 .125 12/15/49 708,048
2,655,000 Home Depot, Inc 3 .350 04/15/50 1,948,842
3,000,000 Home Depot, Inc 2 .375 03/15/51 1,789,699
1,000,000 Home Depot, Inc 2 .750 09/15/51 653,383
500,000 Home Depot, Inc 3 .625 04/15/52 385,959
1,000,000 e Home Depot, Inc 4 .950 09/15/52 959,841
675,000 Home Depot, Inc 3 .500 09/15/56 502,832
500,000 JD.com, Inc 3 .375 01/14/30 437,125
500,000 JD.com, Inc 4 .125 01/14/50 368,932
300,000 Lowe's Cos, Inc 3 .875 09/15/23 297,166
400,000 Lowe's Cos, Inc 3 .125 09/15/24 386,936
1,000,000 Lowe's Cos, Inc 4 .000 04/15/25 980,525
1,000,000 Lowe's Cos, Inc 4 .400 09/08/25 985,069
1,100,000 Lowe's Cos, Inc 3 .375 09/15/25 1,056,340
500,000 Lowe's Cos, Inc 2 .500 04/15/26 465,957
1,000,000 Lowe's Cos, Inc 3 .350 04/01/27 938,764
2,000,000 Lowe's Cos, Inc 1 .300 04/15/28 1,662,007
1,500,000 Lowe's Cos, Inc 1 .700 09/15/28 1,259,862
775,000 Lowe's Cos, Inc 3 .650 04/05/29 716,047
306,000 Lowe's Cos, Inc 4 .500 04/15/30 293,255
1,500,000 Lowe's Cos, Inc 1 .700 10/15/30 1,173,004
800,000 Lowe's Cos, Inc 2 .625 04/01/31 662,850
1,000,000 Lowe's Cos, Inc 3 .750 04/01/32 889,539
1,000,000 e Lowe's Cos, Inc 5 .000 04/15/33 976,211
700,000 Lowe's Cos, Inc 2 .800 09/15/41 476,351
56,000 Lowe's Cos, Inc 4 .250 09/15/44 43,392
1,075,000 Lowe's Cos, Inc 3 .700 04/15/46 795,977
2,000,000 Lowe's Cos, Inc 4 .050 05/03/47 1,564,252
1,425,000 Lowe's Cos, Inc 4 .550 04/05/49 1,185,326
1,320,000 Lowe's Cos, Inc 5 .125 04/15/50 1,199,824
450,000 Lowe's Cos, Inc 3 .000 10/15/50 286,263
1,000,000 Lowe's Cos, Inc 3 .500 04/01/51 700,933
500,000 Lowe's Cos, Inc 4 .250 04/01/52 396,402
1,000,000 Lowe's Cos, Inc 5 .625 04/15/53 957,295
500,000 Lowe's Cos, Inc 4 .450 04/01/62 388,698
1,000,000 Lowe's Cos, Inc 5 .800 09/15/62 957,161
1,000,000 O'Reilly Automotive, Inc 3 .600 09/01/27 942,441
300,000 O'Reilly Automotive, Inc 4 .350 06/01/28 291,214
500,000 O'Reilly Automotive, Inc 3 .900 06/01/29 465,488
200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 155,202
2,000,000 O'Reilly Automotive, Inc 4 .700 06/15/32 1,933,142
300,000 Ross Stores, Inc 4 .600 04/15/25 298,023
500,000 Ross Stores, Inc 0 .875 04/15/26 438,801
55,000 Ross Stores, Inc 4 .700 04/15/27 54,110
500,000 Ross Stores, Inc 1 .875 04/15/31 392,431
350,000 Target Corp 3 .500 07/01/24 342,808
200,000 Target Corp 2 .250 04/15/25 189,734
1,700,000 Target Corp 2 .500 04/15/26 1,591,740
1,000,000 e Target Corp 1 .950 01/15/27 907,792
600,000 Target Corp 2 .350 02/15/30 509,304
5,000,000 Target Corp 2 .650 09/15/30 4,296,295
500,000 Target Corp 4 .500 09/15/32 485,272
1,000,000 e Target Corp 2 .950 01/15/52 685,809

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 525,000 TJX Cos, Inc 2 .250% 09/15/26 $ 479,834
1,750,000 TJX Cos, Inc 1 .150 05/15/28 1,459,321
500,000 TJX Cos, Inc 1 .600 05/15/31 387,171
650,000 Tractor Supply Co 1 .750 11/01/30 499,098
TOTAL RETAILING 156,275,065
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .6%
500,000 Advanced Micro Devices, Inc 3 .924 06/01/32 464,565
500,000 Advanced Micro Devices, Inc 4 .393 06/01/52 439,076
250,000 Analog Devices, Inc 2 .950 04/01/25 240,449
1,175,000 Analog Devices, Inc 3 .500 12/05/26 1,120,496
400,000 g Analog Devices, Inc 3 .450 06/15/27 376,697
1,000,000 Analog Devices, Inc 1 .700 10/01/28 847,320
600,000 Analog Devices, Inc 2 .100 10/01/31 484,479
300,000 Analog Devices, Inc 2 .800 10/01/41 219,563
1,000,000 Analog Devices, Inc 2 .950 10/01/51 673,858
1,000,000 Applied Materials, Inc 3 .300 04/01/27 949,539
950,000 Applied Materials, Inc 1 .750 06/01/30 774,681
250,000 Applied Materials, Inc 5 .100 10/01/35 252,964
100,000 Applied Materials, Inc 5 .850 06/15/41 108,731
1,200,000 Applied Materials, Inc 4 .350 04/01/47 1,079,012
775,000 e Applied Materials, Inc 2 .750 06/01/50 527,891
2,000,000 g Broadcom, Inc 1 .950 02/15/28 1,689,240
300,000 g Broadcom, Inc 4 .000 04/15/29 272,533
343,000 Broadcom, Inc 4 .150 11/15/30 307,380
1,500,000 g Broadcom, Inc 2 .450 02/15/31 1,181,428
625,000 g Broadcom, Inc 4 .150 04/15/32 548,661
1,500,000 Broadcom, Inc 4 .300 11/15/32 1,322,011
1,500,000 g Broadcom, Inc 2 .600 02/15/33 1,125,896
5,883,000 g Broadcom, Inc 3 .419 04/15/33 4,716,447
2,522,000 g Broadcom, Inc 3 .469 04/15/34 2,011,881
6,327,000 g Broadcom, Inc 3 .137 11/15/35 4,652,030
4,043,000 g Broadcom, Inc 3 .187 11/15/36 2,904,038
3,336,000 g Broadcom, Inc 4 .926 05/15/37 2,910,211
850,000 g Broadcom, Inc 3 .500 02/15/41 603,529
3,000,000 g Broadcom, Inc 3 .750 02/15/51 2,071,136
2,050,000 Intel Corp 3 .700 07/29/25 1,999,425
2,480,000 Intel Corp 2 .600 05/19/26 2,311,659
1,000,000 Intel Corp 3 .750 08/05/27 960,682
1,500,000 Intel Corp 1 .600 08/12/28 1,274,239
1,000,000 Intel Corp 4 .000 08/05/29 951,215
2,500,000 Intel Corp 2 .450 11/15/29 2,147,262
1,500,000 Intel Corp 3 .900 03/25/30 1,404,538
2,000,000 Intel Corp 2 .000 08/12/31 1,583,993
1,000,000 e Intel Corp 4 .150 08/05/32 934,961
250,000 Intel Corp 4 .000 12/15/32 231,644
1,000,000 Intel Corp 2 .800 08/12/41 698,240
200,000 Intel Corp 4 .100 05/19/46 160,940
675,000 Intel Corp 4 .100 05/11/47 544,240
3,328,000 Intel Corp 3 .734 12/08/47 2,494,082
2,500,000 Intel Corp 3 .250 11/15/49 1,701,405
3,175,000 Intel Corp 4 .750 03/25/50 2,755,559
1,000,000 Intel Corp 3 .050 08/12/51 647,495
1,000,000 Intel Corp 4 .900 08/05/52 884,656
1,000,000 Intel Corp 3 .100 02/15/60 616,337
1,000,000 Intel Corp 5 .050 08/05/62 877,266
850,000 KLA Corp 4 .650 07/15/32 832,576
1,000,000 KLA Corp 3 .300 03/01/50 724,144
1,000,000 KLA Corp 4 .950 07/15/52 928,754
500,000 KLA Corp 5 .250 07/15/62 480,137

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 200,000 Lam Research Corp 3 .800% 03/15/25 $ 195,719
150,000 Lam Research Corp 3 .750 03/15/26 145,428
275,000 Lam Research Corp 4 .000 03/15/29 261,859
125,000 Lam Research Corp 1 .900 06/15/30 101,850
825,000 Lam Research Corp 4 .875 03/15/49 781,063
200,000 Lam Research Corp 2 .875 06/15/50 133,642
1,200,000 Lam Research Corp 3 .125 06/15/60 787,037
1,000,000 Marvell Technology, Inc 1 .650 04/15/26 883,212
1,000,000 Marvell Technology, Inc 2 .450 04/15/28 846,441
350,000 Marvell Technology, Inc 4 .875 06/22/28 333,591
1,000,000 Microchip Technology, Inc 4 .333 06/01/23 995,729
425,000 Micron Technology, Inc 4 .975 02/06/26 418,071
750,000 Micron Technology, Inc 4 .185 02/15/27 710,098
400,000 Micron Technology, Inc 5 .327 02/06/29 383,968
500,000 Micron Technology, Inc 6 .750 11/01/29 507,888
500,000 Micron Technology, Inc 4 .663 02/15/30 453,487
1,000,000 Micron Technology, Inc 2 .703 04/15/32 747,726
750,000 Micron Technology, Inc 3 .366 11/01/41 500,770
750,000 Micron Technology, Inc 3 .477 11/01/51 465,879
800,000 NVIDIA Corp 3 .200 09/16/26 759,917
1,000,000 NVIDIA Corp 1 .550 06/15/28 853,866
750,000 NVIDIA Corp 2 .850 04/01/30 654,230
1,500,000 NVIDIA Corp 2 .000 06/15/31 1,201,387
1,000,000 NVIDIA Corp 3 .500 04/01/40 809,808
2,067,000 NVIDIA Corp 3 .500 04/01/50 1,560,084
475,000 NXP BV 4 .875 03/01/24 471,364
300,000 g NXP BV 2 .700 05/01/25 282,369
425,000 NXP BV 5 .350 03/01/26 422,554
750,000 NXP BV 3 .875 06/18/26 712,457
300,000 NXP BV 3 .150 05/01/27 272,108
175,000 NXP BV 4 .400 06/01/27 167,719
400,000 NXP BV 5 .550 12/01/28 399,464
750,000 NXP BV 4 .300 06/18/29 699,224
675,000 NXP BV 3 .400 05/01/30 583,297
2,000,000 NXP BV 2 .500 05/11/31 1,592,960
1,000,000 NXP BV 2 .650 02/15/32 782,643
500,000 NXP BV 5 .000 01/15/33 472,195
875,000 g NXP BV 3 .250 05/11/41 610,524
325,000 NXP BV 3 .125 02/15/42 220,283
500,000 NXP BV 3 .250 11/30/51 311,350
2,000,000 g Qorvo, Inc 1 .750 12/15/24 1,841,900
2,800,000 QUALCOMM, Inc 3 .250 05/20/27 2,662,664
1,339,000 QUALCOMM, Inc 1 .300 05/20/28 1,132,893
1,000,000 QUALCOMM, Inc 2 .150 05/20/30 846,042
2,384,000 QUALCOMM, Inc 1 .650 05/20/32 1,836,182
750,000 QUALCOMM, Inc 4 .650 05/20/35 728,251
650,000 QUALCOMM, Inc 4 .800 05/20/45 609,142
1,525,000 QUALCOMM, Inc 4 .300 05/20/47 1,311,297
1,000,000 QUALCOMM, Inc 4 .500 05/20/52 875,765
300,000 Skyworks Solutions, Inc 1 .800 06/01/26 263,630
1,000,000 Skyworks Solutions, Inc 3 .000 06/01/31 784,331
1,000,000 Texas Instruments, Inc 4 .600 02/15/28 998,638
1,000,000 Texas Instruments, Inc 2 .250 09/04/29 864,577
325,000 Texas Instruments, Inc 1 .750 05/04/30 267,173
750,000 Texas Instruments, Inc 3 .650 08/16/32 694,928
350,000 Texas Instruments, Inc 3 .875 03/15/39 308,290
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,389,258
1,000,000 e Texas Instruments, Inc 2 .700 09/15/51 687,224
550,000 TSMC Arizona Corp 1 .750 10/25/26 490,668
350,000 TSMC Arizona Corp 3 .875 04/22/27 336,460

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 1,000,000 TSMC Arizona Corp 4 .125% 04/22/29 $ 949,758
1,000,000 TSMC Arizona Corp 2 .500 10/25/31 818,371
1,000,000 TSMC Arizona Corp 4 .250 04/22/32 966,888
1,000,000 TSMC Arizona Corp 3 .125 10/25/41 776,197
1,000,000 TSMC Arizona Corp 3 .250 10/25/51 718,134
500,000 TSMC Arizona Corp 4 .500 04/22/52 468,086
475,000 Xilinx, Inc 2 .950 06/01/24 462,084
1,000,000 Xilinx, Inc 2 .375 06/01/30 840,855
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 112,444,138
SOFTWARE & SERVICES - 1 .0%
775,000 Adobe Systems, Inc 3 .250 02/01/25 753,127
500,000 Adobe, Inc 1 .900 02/01/25 472,340
1,000,000 Adobe, Inc 2 .150 02/01/27 910,105
925,000 Adobe, Inc 2 .300 02/01/30 788,719
1,000,000 Amdocs Ltd 2 .538 06/15/30 809,396
250,000 Autodesk, Inc 4 .375 06/15/25 246,890
450,000 Autodesk, Inc 3 .500 06/15/27 421,545
750,000 Autodesk, Inc 2 .850 01/15/30 644,717
1,000,000 Autodesk, Inc 2 .400 12/15/31 798,824
700,000 Automatic Data Processing, Inc 3 .375 09/15/25 677,938
400,000 Automatic Data Processing, Inc 1 .700 05/15/28 347,231
900,000 Automatic Data Processing, Inc 1 .250 09/01/30 703,423
350,000 Broadridge Financial Solutions, Inc 3 .400 06/27/26 327,611
1,000,000 Broadridge Financial Solutions, Inc 2 .900 12/01/29 846,163
1,000,000 Broadridge Financial Solutions, Inc 2 .600 05/01/31 814,176
1,000,000 CGI, Inc 1 .450 09/14/26 884,368
1,000,000 CGI, Inc 2 .300 09/14/31 759,293
3,000,000 Fidelity National Information Services, Inc 0 .600 03/01/24 2,838,661
1,500,000 Fidelity National Information Services, Inc 1 .150 03/01/26 1,315,340
500,000 Fidelity National Information Services, Inc 4 .700 07/15/27 487,799
825,000 Fidelity National Information Services, Inc 2 .250 03/01/31 646,477
500,000 Fidelity National Information Services, Inc 5 .100 07/15/32 481,612
425,000 Fidelity National Information Services, Inc 3 .100 03/01/41 292,701
500,000 Fidelity National Information Services, Inc 5 .625 07/15/52 458,709
125,000 Fiserv, Inc 3 .800 10/01/23 123,668
2,000,000 Fiserv, Inc 2 .750 07/01/24 1,932,049
1,675,000 Fiserv, Inc 3 .850 06/01/25 1,622,728
900,000 Fiserv, Inc 3 .200 07/01/26 842,273
1,125,000 Fiserv, Inc 3 .500 07/01/29 1,013,533
2,175,000 Fiserv, Inc 2 .650 06/01/30 1,828,381
2,300,000 Fiserv, Inc 4 .400 07/01/49 1,865,975
1,000,000 Fortinet, Inc 1 .000 03/15/26 875,275
500,000 Genpact Luxembourg Sarl 3 .375 12/01/24 478,868
1,000,000 Genpact Luxembourg Sarl 1 .750 04/10/26 890,249
125,000 Global Payments, Inc 3 .750 06/01/23 124,204
575,000 Global Payments, Inc 2 .650 02/15/25 540,985
2,500,000 Global Payments, Inc 1 .200 03/01/26 2,179,143
300,000 Global Payments, Inc 4 .800 04/01/26 291,895
1,000,000 Global Payments, Inc 2 .150 01/15/27 872,351
500,000 Global Payments, Inc 4 .950 08/15/27 485,001
500,000 Global Payments, Inc 4 .450 06/01/28 465,225
475,000 Global Payments, Inc 3 .200 08/15/29 403,774
500,000 Global Payments, Inc 5 .300 08/15/29 483,385
325,000 Global Payments, Inc 2 .900 05/15/30 266,294
500,000 Global Payments, Inc 5 .400 08/15/32 476,175
1,250,000 Global Payments, Inc 4 .150 08/15/49 889,390
500,000 Global Payments, Inc 5 .950 08/15/52 452,080
550,000 International Business Machines Corp 3 .375 08/01/23 544,665
600,000 International Business Machines Corp 3 .625 02/12/24 591,039

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 3,000,000 International Business Machines Corp 3 .000% 05/15/24 $ 2,917,584
1,000,000 International Business Machines Corp 4 .000 07/27/25 983,771
350,000 International Business Machines Corp 3 .450 02/19/26 336,257
2,500,000 International Business Machines Corp 3 .300 05/15/26 2,378,674
1,500,000 International Business Machines Corp 2 .200 02/09/27 1,347,766
1,000,000 International Business Machines Corp 1 .700 05/15/27 878,393
2,675,000 International Business Machines Corp 3 .500 05/15/29 2,458,969
2,900,000 International Business Machines Corp 1 .950 05/15/30 2,365,138
1,500,000 e International Business Machines Corp 2 .720 02/09/32 1,258,516
1,850,000 International Business Machines Corp 4 .150 05/15/39 1,595,318
19,000 International Business Machines Corp 5 .600 11/30/39 19,276
450,000 International Business Machines Corp 2 .850 05/15/40 326,477
1,060,000 International Business Machines Corp 4 .000 06/20/42 878,177
1,500,000 International Business Machines Corp 4 .700 02/19/46 1,327,136
975,000 International Business Machines Corp 2 .950 05/15/50 634,475
1,500,000 International Business Machines Corp 3 .430 02/09/52 1,054,684
1,000,000 International Business Machines Corp 4 .900 07/27/52 908,837
300,000 Intuit, Inc 0 .950 07/15/25 272,998
350,000 Intuit, Inc 1 .350 07/15/27 302,707
350,000 Intuit, Inc 1 .650 07/15/30 280,667
750,000 Kyndryl Holdings, Inc 2 .050 10/15/26 611,919
750,000 Kyndryl Holdings, Inc 2 .700 10/15/28 562,840
750,000 Kyndryl Holdings, Inc 3 .150 10/15/31 499,856
750,000 Kyndryl Holdings, Inc 4 .100 10/15/41 449,110
1,000,000 Mastercard, Inc 3 .375 04/01/24 981,634
1,000,000 Mastercard, Inc 2 .000 03/03/25 945,956
425,000 Mastercard, Inc 2 .950 11/21/26 400,719
750,000 Mastercard, Inc 3 .500 02/26/28 711,640
1,000,000 Mastercard, Inc 2 .950 06/01/29 902,667
625,000 Mastercard, Inc 1 .900 03/15/31 507,697
1,500,000 Mastercard, Inc 2 .000 11/18/31 1,204,227
200,000 Mastercard, Inc 3 .800 11/21/46 167,093
300,000 Mastercard, Inc 3 .950 02/26/48 255,699
1,000,000 Mastercard, Inc 3 .650 06/01/49 809,498
1,350,000 Mastercard, Inc 3 .850 03/26/50 1,126,489
850,000 Mastercard, Inc 2 .950 03/15/51 601,611
2,000,000 Meta Platforms, Inc 3 .500 08/15/27 1,864,000
2,000,000 Meta Platforms, Inc 3 .850 08/15/32 1,759,874
2,000,000 Meta Platforms, Inc 4 .450 08/15/52 1,589,301
2,500,000 h Meta Platforms, Inc 4 .650 08/15/62 2,005,830
1,450,000 Microsoft Corp 2 .000 08/08/23 1,427,031
800,000 Microsoft Corp 3 .625 12/15/23 791,587
975,000 Microsoft Corp 2 .700 02/12/25 936,650
1,075,000 Microsoft Corp 3 .125 11/03/25 1,038,472
2,925,000 Microsoft Corp 2 .400 08/08/26 2,727,424
8,739,000 Microsoft Corp 3 .300 02/06/27 8,421,643
150,000 Microsoft Corp 3 .500 02/12/35 135,491
1,072,000 Microsoft Corp 3 .450 08/08/36 948,380
8,038,000 Microsoft Corp 2 .525 06/01/50 5,289,398
6,265,000 Microsoft Corp 2 .921 03/17/52 4,432,492
7,374,000 Microsoft Corp 2 .675 06/01/60 4,678,155
1,073,000 Microsoft Corp 3 .041 03/17/62 741,358
2,375,000 Oracle Corp 2 .400 09/15/23 2,327,824
1,225,000 Oracle Corp 3 .400 07/08/24 1,195,101
900,000 Oracle Corp 2 .950 11/15/24 864,953
6,500,000 Oracle Corp 2 .500 04/01/25 6,128,698
1,650,000 Oracle Corp 2 .950 05/15/25 1,565,450
3,000,000 Oracle Corp 1 .650 03/25/26 2,685,664
2,884,000 Oracle Corp 2 .650 07/15/26 2,650,751
1,500,000 Oracle Corp 6 .150 11/09/29 1,556,949

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,000,000 Oracle Corp 2 .950% 04/01/30 $ 852,602
400,000 Oracle Corp 3 .250 05/15/30 347,308
3,000,000 Oracle Corp 2 .875 03/25/31 2,487,381
1,500,000 Oracle Corp 6 .250 11/09/32 1,569,931
2,497,000 Oracle Corp 4 .300 07/08/34 2,193,201
650,000 Oracle Corp 3 .900 05/15/35 543,571
1,225,000 Oracle Corp 3 .850 07/15/36 1,001,700
4,000,000 Oracle Corp 3 .800 11/15/37 3,167,164
100,000 Oracle Corp 6 .500 04/15/38 103,659
470,000 Oracle Corp 6 .125 07/08/39 467,495
675,000 Oracle Corp 3 .600 04/01/40 495,187
325,000 Oracle Corp 5 .375 07/15/40 298,234
2,000,000 Oracle Corp 3 .650 03/25/41 1,476,387
500,000 Oracle Corp 4 .500 07/08/44 402,027
325,000 Oracle Corp 4 .125 05/15/45 245,106
2,025,000 Oracle Corp 4 .000 07/15/46 1,475,695
3,100,000 Oracle Corp 4 .000 11/15/47 2,265,777
7,350,000 Oracle Corp 3 .600 04/01/50 4,948,510
2,000,000 Oracle Corp 3 .950 03/25/51 1,424,879
1,500,000 Oracle Corp 6 .900 11/09/52 1,604,737
500,000 Oracle Corp 4 .375 05/15/55 377,877
1,500,000 Oracle Corp 3 .850 04/01/60 996,652
2,000,000 Oracle Corp 4 .100 03/25/61 1,388,338
1,000,000 PayPal Holdings, Inc 2 .400 10/01/24 958,366
1,000,000 PayPal Holdings, Inc 1 .650 06/01/25 928,353
1,000,000 PayPal Holdings, Inc 2 .650 10/01/26 923,229
1,000,000 PayPal Holdings, Inc 3 .900 06/01/27 962,243
1,000,000 PayPal Holdings, Inc 2 .850 10/01/29 871,048
500,000 PayPal Holdings, Inc 2 .300 06/01/30 410,751
1,000,000 PayPal Holdings, Inc 3 .250 06/01/50 679,584
750,000 PayPal Holdings, Inc 5 .050 06/01/52 679,112
750,000 PayPal Holdings, Inc 5 .250 06/01/62 681,236
500,000 Roper Technologies, Inc 3 .650 09/15/23 494,666
500,000 Roper Technologies, Inc 2 .350 09/15/24 477,390
750,000 Roper Technologies, Inc 1 .000 09/15/25 671,972
1,100,000 Roper Technologies, Inc 3 .800 12/15/26 1,053,636
300,000 Roper Technologies, Inc 4 .200 09/15/28 289,753
500,000 Roper Technologies, Inc 2 .950 09/15/29 434,840
475,000 Roper Technologies, Inc 2 .000 06/30/30 380,663
750,000 Roper Technologies, Inc 1 .750 02/15/31 577,778
925,000 salesforce.com, Inc 3 .700 04/11/28 887,222
2,000,000 salesforce.com, Inc 1 .500 07/15/28 1,705,676
1,250,000 salesforce.com, Inc 1 .950 07/15/31 996,582
1,075,000 salesforce.com, Inc 2 .700 07/15/41 767,254
1,000,000 salesforce.com, Inc 2 .900 07/15/51 655,417
2,000,000 salesforce.com, Inc 3 .050 07/15/61 1,269,950
1,000,000 ServiceNow, Inc 1 .400 09/01/30 765,017
1,000,000 TD SYNNEX Corp 1 .750 08/09/26 849,968
1,000,000 TD SYNNEX Corp 2 .375 08/09/28 806,729
1,000,000 TD SYNNEX Corp 2 .650 08/09/31 757,436
750,000 e VeriSign, Inc 2 .700 06/15/31 610,812
3,725,000 Visa, Inc 3 .150 12/14/25 3,591,169
2,000,000 Visa, Inc 1 .900 04/15/27 1,801,149
1,175,000 e Visa, Inc 0 .750 08/15/27 999,818
700,000 Visa, Inc 2 .750 09/15/27 647,406
475,000 Visa, Inc 2 .050 04/15/30 401,375
250,000 Visa, Inc 4 .150 12/14/35 236,135
1,500,000 Visa, Inc 2 .700 04/15/40 1,136,268
2,325,000 Visa, Inc 4 .300 12/14/45 2,122,399
1,125,000 Visa, Inc 3 .650 09/15/47 921,378

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 750,000 Visa, Inc 2 .000% 08/15/50 $ 440,861
500,000 VMware, Inc 4 .500 05/15/25 490,306
1,500,000 VMware, Inc 1 .400 08/15/26 1,307,650
725,000 VMware, Inc 3 .900 08/21/27 676,628
1,500,000 VMware, Inc 1 .800 08/15/28 1,224,871
1,000,000 VMware, Inc 4 .700 05/15/30 930,215
1,150,000 VMware, Inc 2 .200 08/15/31 872,693
500,000 Western Union Co 2 .850 01/10/25 476,068
1,000,000 Western Union Co 1 .350 03/15/26 875,307
1,000,000 Western Union Co 2 .750 03/15/31 756,954
1,500,000 Workday, Inc 3 .500 04/01/27 1,401,854
1,500,000 Workday, Inc 3 .700 04/01/29 1,376,173
TOTAL SOFTWARE & SERVICES 203,659,499
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
200,000 Amphenol Corp 3 .200 04/01/24 195,534
250,000 Amphenol Corp 2 .050 03/01/25 234,999
450,000 Amphenol Corp 4 .350 06/01/29 429,857
1,000,000 Amphenol Corp 2 .800 02/15/30 853,564
1,000,000 Amphenol Corp 2 .200 09/15/31 792,221
2,725,000 Apple, Inc 3 .450 05/06/24 2,675,359
2,000,000 Apple, Inc 1 .125 05/11/25 1,841,302
1,125,000 Apple, Inc 3 .200 05/13/25 1,086,948
3,000,000 Apple, Inc 0 .700 02/08/26 2,662,736
2,825,000 Apple, Inc 3 .250 02/23/26 2,713,889
1,425,000 Apple, Inc 2 .450 08/04/26 1,321,520
3,250,000 Apple, Inc 2 .050 09/11/26 2,966,578
1,075,000 Apple, Inc 3 .350 02/09/27 1,027,829
275,000 Apple, Inc 3 .200 05/11/27 260,628
3,675,000 Apple, Inc 3 .000 11/13/27 3,429,872
3,000,000 Apple, Inc 1 .200 02/08/28 2,541,738
2,500,000 Apple, Inc 1 .400 08/05/28 2,117,754
1,000,000 Apple, Inc 3 .250 08/08/29 924,338
1,000,000 Apple, Inc 2 .200 09/11/29 864,555
2,950,000 Apple, Inc 1 .650 05/11/30 2,409,397
3,000,000 Apple, Inc 1 .250 08/20/30 2,361,794
3,000,000 Apple, Inc 1 .650 02/08/31 2,414,725
2,500,000 Apple, Inc 1 .700 08/05/31 1,998,693
1,000,000 e Apple, Inc 3 .350 08/08/32 907,778
1,600,000 Apple, Inc 4 .500 02/23/36 1,587,242
2,000,000 Apple, Inc 2 .375 02/08/41 1,413,400
350,000 Apple, Inc 3 .850 05/04/43 301,833
750,000 Apple, Inc 4 .450 05/06/44 706,773
1,350,000 Apple, Inc 3 .450 02/09/45 1,085,078
1,000,000 Apple, Inc 4 .375 05/13/45 924,146
1,775,000 Apple, Inc 4 .650 02/23/46 1,680,436
900,000 Apple, Inc 3 .850 08/04/46 764,157
1,175,000 Apple, Inc 4 .250 02/09/47 1,081,888
900,000 Apple, Inc 3 .750 09/12/47 747,494
2,850,000 Apple, Inc 3 .750 11/13/47 2,346,022
3,000,000 Apple, Inc 2 .950 09/11/49 2,123,830
3,350,000 Apple, Inc 2 .650 05/11/50 2,216,375
1,375,000 Apple, Inc 2 .400 08/20/50 855,217
1,000,000 Apple, Inc 2 .650 02/08/51 659,477
1,000,000 Apple, Inc 2 .700 08/05/51 659,241
750,000 Apple, Inc 3 .950 08/08/52 637,272
25,000 Apple, Inc 2 .550 08/20/60 15,128
2,000,000 Apple, Inc 2 .800 02/08/61 1,265,311
1,000,000 Apple, Inc 2 .850 08/05/61 643,031
750,000 Apple, Inc 4 .100 08/08/62 623,409

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 425,000 Arrow Electronics, Inc 3 .250% 09/08/24 $ 408,379
200,000 Arrow Electronics, Inc 4 .000 04/01/25 193,028
425,000 Arrow Electronics, Inc 3 .875 01/12/28 386,082
1,000,000 Arrow Electronics, Inc 2 .950 02/15/32 788,431
200,000 Avnet, Inc 4 .625 04/15/26 192,427
1,000,000 Avnet, Inc 3 .000 05/15/31 775,985
1,100,000 Cisco Systems, Inc 3 .625 03/04/24 1,082,149
400,000 Cisco Systems, Inc 3 .500 06/15/25 388,711
500,000 Cisco Systems, Inc 2 .950 02/28/26 476,740
3,000,000 Cisco Systems, Inc 2 .500 09/20/26 2,793,153
1,000,000 Cisco Systems, Inc 5 .900 02/15/39 1,071,860
1,175,000 Cisco Systems, Inc 5 .500 01/15/40 1,222,712
200,000 Corning, Inc 4 .700 03/15/37 182,105
100,000 Corning, Inc 5 .750 08/15/40 99,242
200,000 Corning, Inc 4 .750 03/15/42 178,017
300,000 Corning, Inc 5 .350 11/15/48 275,206
500,000 Corning, Inc 3 .900 11/15/49 363,968
825,000 Corning, Inc 4 .375 11/15/57 639,634
200,000 Corning, Inc 5 .850 11/15/68 182,713
1,000,000 Corning, Inc 5 .450 11/15/79 863,062
875,000 Dell International LLC 4 .000 07/15/24 859,928
2,925,000 Dell International LLC 6 .020 06/15/26 2,983,956
1,050,000 Dell International LLC 4 .900 10/01/26 1,033,514
2,900,000 Dell International LLC 5 .300 10/01/29 2,836,206
608,000 Dell International LLC 8 .100 07/15/36 681,336
2,000,000 g Dell International LLC 3 .375 12/15/41 1,339,453
377,000 Dell International LLC 8 .350 07/15/46 429,502
2,000,000 g Dell International LLC 3 .450 12/15/51 1,224,007
800,000 Flex Ltd 4 .750 06/15/25 785,666
500,000 Flex Ltd 3 .750 02/01/26 472,156
500,000 Flex Ltd 6 .000 01/15/28 498,914
1,000,000 Flex Ltd 4 .875 05/12/30 938,880
500,000 Hewlett Packard Enterprise Co 4 .450 10/02/23 497,035
1,500,000 Hewlett Packard Enterprise Co 1 .450 04/01/24 1,431,496
3,000,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 2,970,593
225,000 Hewlett Packard Enterprise Co 6 .200 10/15/35 231,922
1,175,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 1,171,917
1,000,000 HP, Inc 2 .200 06/17/25 934,265
1,000,000 HP, Inc 1 .450 06/17/26 876,002
1,000,000 HP, Inc 3 .000 06/17/27 912,743
500,000 HP, Inc 4 .750 01/15/28 485,117
1,000,000 HP, Inc 4 .000 04/15/29 912,795
1,000,000 HP, Inc 3 .400 06/17/30 847,088
1,000,000 HP, Inc 2 .650 06/17/31 779,083
500,000 HP, Inc 4 .200 04/15/32 429,894
500,000 HP, Inc 5 .500 01/15/33 469,724
975,000 HP, Inc 6 .000 09/15/41 935,473
1,000,000 Jabil, Inc 1 .700 04/15/26 886,146
1,000,000 Jabil, Inc 4 .250 05/15/27 945,576
100,000 Jabil, Inc 3 .950 01/12/28 93,097
750,000 Jabil, Inc 3 .600 01/15/30 658,522
50,000 Jabil, Inc 3 .000 01/15/31 41,388
1,500,000 Juniper Networks, Inc 1 .200 12/10/25 1,341,414
200,000 Keysight Technologies, Inc 4 .550 10/30/24 196,931
600,000 Keysight Technologies, Inc 4 .600 04/06/27 582,171
500,000 Keysight Technologies, Inc 3 .000 10/30/29 433,323
20,000 Motorola Solutions, Inc 4 .000 09/01/24 19,630
450,000 Motorola Solutions, Inc 4 .600 02/23/28 435,848
500,000 Motorola Solutions, Inc 4 .600 05/23/29 475,864
600,000 Motorola Solutions, Inc 2 .300 11/15/30 469,172

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 2,250,000 Motorola Solutions, Inc 2 .750% 05/24/31 $ 1,798,969
500,000 Motorola Solutions, Inc 5 .600 06/01/32 486,724
200,000 Motorola Solutions, Inc 5 .500 09/01/44 180,076
200,000 NetApp, Inc 3 .300 09/29/24 193,449
500,000 NetApp, Inc 1 .875 06/22/25 459,235
500,000 NetApp, Inc 2 .375 06/22/27 444,344
750,000 NetApp, Inc 2 .700 06/22/30 614,707
1,000,000 e QUALCOMM, Inc 5 .400 05/20/33 1,041,120
1,000,000 QUALCOMM, Inc 6 .000 05/20/53 1,062,071
2,000,000 Teledyne Technologies, Inc 1 .600 04/01/26 1,788,072
200,000 Tyco Electronics Group S.A. 3 .450 08/01/24 195,653
100,000 Tyco Electronics Group S.A. 3 .700 02/15/26 95,970
1,150,000 Tyco Electronics Group S.A. 3 .125 08/15/27 1,059,755
900,000 Tyco Electronics Group S.A. 2 .500 02/04/32 742,016
1,000,000 Vontier Corp 1 .800 04/01/26 845,049
1,000,000 Vontier Corp 2 .400 04/01/28 799,036
1,000,000 Vontier Corp 2 .950 04/01/31 722,568
1,000,000 Western Digital Corp 2 .850 02/01/29 773,670
1,000,000 e Western Digital Corp 3 .100 02/01/32 718,767
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 122,502,970
TELECOMMUNICATION SERVICES - 1 .0%
2,000,000 America Movil SAB de C.V. 3 .625 04/22/29 1,814,017
2,000,000 America Movil SAB de C.V. 2 .875 05/07/30 1,697,879
440,000 America Movil SAB de C.V. 6 .125 03/30/40 453,909
1,625,000 America Movil SAB de C.V. 4 .375 07/16/42 1,385,449
1,500,000 e America Movil SAB de C.V. 4 .375 04/22/49 1,281,165
10,000,000 AT&T, Inc 1 .700 03/25/26 9,011,970
1,000,000 AT&T, Inc 2 .950 07/15/26 930,454
1,000,000 AT&T, Inc 2 .300 06/01/27 889,389
1,150,000 AT&T, Inc 1 .650 02/01/28 971,234
4,375,000 AT&T, Inc 4 .350 03/01/29 4,160,481
1,000,000 AT&T, Inc 4 .300 02/15/30 941,597
3,000,000 AT&T, Inc 2 .250 02/01/32 2,351,465
10,855,000 AT&T, Inc 2 .550 12/01/33 8,342,173
1,825,000 AT&T, Inc 4 .500 05/15/35 1,659,014
3,000,000 AT&T, Inc 3 .500 06/01/41 2,237,202
300,000 AT&T, Inc 4 .650 06/01/44 251,824
2,000,000 AT&T, Inc 3 .650 06/01/51 1,408,624
9,860,000 AT&T, Inc 3 .500 09/15/53 6,654,871
8,857,000 AT&T, Inc 3 .550 09/15/55 5,909,777
6,844,000 AT&T, Inc 3 .800 12/01/57 4,721,904
7,523,000 AT&T, Inc 3 .650 09/15/59 5,035,377
1,000,000 AT&T, Inc 3 .850 06/01/60 693,761
1,000,000 Bell Canada 3 .650 03/17/51 723,115
750,000 Bell Canada, Inc 4 .464 04/01/48 638,763
750,000 Bell Canada, Inc 4 .300 07/29/49 608,492
1,000,000 e Bell Telephone Co of Canada or Bell Canada 2 .150 02/15/32 782,130
450,000 Bell Telephone Co of Canada or Bell Canada 3 .200 02/15/52 301,189
1,000,000 Bell Telephone Co of Canada or Bell Canada 3 .650 08/15/52 727,531
750,000 British Telecommunications plc 4 .500 12/04/23 743,537
1,750,000 British Telecommunications plc 5 .125 12/04/28 1,698,295
1,425,000 British Telecommunications plc 9 .625 12/15/30 1,706,479
2,690,000 Deutsche Telekom International Finance BV 8 .750 06/15/30 3,172,203
745,000 Orange S.A. 9 .000 03/01/31 911,366
900,000 Orange S.A. 5 .375 01/13/42 869,824
1,725,000 Orange S.A. 5 .500 02/06/44 1,681,607
200,000 Rogers Communications, Inc 4 .100 10/01/23 198,284
1,713,000 Rogers Communications, Inc 3 .625 12/15/25 1,640,970
200,000 Rogers Communications, Inc 2 .900 11/15/26 183,388

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 2,000,000 g Rogers Communications, Inc 3 .200% 03/15/27 $ 1,850,532
1,500,000 g Rogers Communications, Inc 3 .800 03/15/32 1,294,430
1,000,000 g Rogers Communications, Inc 4 .500 03/15/42 815,067
125,000 Rogers Communications, Inc 4 .500 03/15/43 101,194
300,000 Rogers Communications, Inc 5 .450 10/01/43 270,312
600,000 Rogers Communications, Inc 5 .000 03/15/44 514,024
150,000 Rogers Communications, Inc 4 .300 02/15/48 113,055
1,500,000 Rogers Communications, Inc 4 .350 05/01/49 1,146,820
1,300,000 Rogers Communications, Inc 3 .700 11/15/49 880,418
1,500,000 g Rogers Communications, Inc 4 .550 03/15/52 1,162,929
1,500,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,423,158
625,000 Telefonica Emisiones SAU 7 .045 06/20/36 640,788
1,200,000 Telefonica Emisiones SAU 4 .665 03/06/38 947,986
2,125,000 Telefonica Emisiones SAU 5 .213 03/08/47 1,706,361
1,175,000 Telefonica Emisiones SAU 4 .895 03/06/48 903,029
900,000 Telefonica Emisiones SAU 5 .520 03/01/49 752,315
567,000 Telefonica Europe BV 8 .250 09/15/30 632,563
325,000 TELUS Corp 2 .800 02/16/27 300,161
300,000 TELUS Corp 3 .700 09/15/27 284,001
1,000,000 TELUS Corp 3 .400 05/13/32 853,801
500,000 TELUS Corp 4 .600 11/16/48 422,853
750,000 TELUS Corp 4 .300 06/15/49 613,082
4,000,000 T-Mobile USA, Inc 1 .500 02/15/26 3,581,718
1,000,000 T-Mobile USA, Inc 2 .625 04/15/26 916,411
4,000,000 T-Mobile USA, Inc 3 .750 04/15/27 3,767,567
3,500,000 T-Mobile USA, Inc 2 .050 02/15/28 3,005,912
1,000,000 T-Mobile USA, Inc 2 .625 02/15/29 846,531
1,000,000 T-Mobile USA, Inc 2 .400 03/15/29 843,927
1,000,000 T-Mobile USA, Inc 3 .375 04/15/29 880,769
825,000 T-Mobile USA, Inc 3 .875 04/15/30 747,297
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,225,380
1,500,000 T-Mobile USA, Inc 2 .250 11/15/31 1,179,899
1,000,000 T-Mobile USA, Inc 2 .700 03/15/32 807,945
4,000,000 T-Mobile USA, Inc 5 .200 01/15/33 3,963,935
650,000 T-Mobile USA, Inc 4 .375 04/15/40 554,710
1,350,000 T-Mobile USA, Inc 3 .000 02/15/41 952,592
3,875,000 T-Mobile USA, Inc 4 .500 04/15/50 3,185,783
2,500,000 T-Mobile USA, Inc 3 .300 02/15/51 1,668,356
2,500,000 T-Mobile USA, Inc 3 .400 10/15/52 1,679,872
3,000,000 T-Mobile USA, Inc 5 .650 01/15/53 2,903,668
1,500,000 T-Mobile USA, Inc 3 .600 11/15/60 990,408
2,000,000 T-Mobile USA, Inc 5 .800 09/15/62 1,934,897
1,000,000 Verizon Communications, Inc 0 .850 11/20/25 891,849
1,000,000 Verizon Communications, Inc 1 .450 03/20/26 897,724
1,000,000 Verizon Communications, Inc 4 .125 03/16/27 973,942
2,625,000 Verizon Communications, Inc 3 .000 03/22/27 2,439,124
5,000,000 Verizon Communications, Inc 2 .100 03/22/28 4,339,391
4,641,000 Verizon Communications, Inc 4 .329 09/21/28 4,462,246
350,000 Verizon Communications, Inc 3 .875 02/08/29 328,393
9,005,000 Verizon Communications, Inc 4 .016 12/03/29 8,411,135
200,000 Verizon Communications, Inc 3 .150 03/22/30 176,368
1,550,000 Verizon Communications, Inc 1 .500 09/18/30 1,205,023
1,533,000 Verizon Communications, Inc 1 .680 10/30/30 1,194,929
3,000,000 Verizon Communications, Inc 1 .750 01/20/31 2,327,515
3,925,000 Verizon Communications, Inc 2 .550 03/21/31 3,227,757
11,355,000 Verizon Communications, Inc 2 .355 03/15/32 9,001,132
2,000,000 Verizon Communications, Inc 2 .650 11/20/40 1,349,968
1,350,000 Verizon Communications, Inc 3 .400 03/22/41 1,015,068
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 688,201
150,000 Verizon Communications, Inc 4 .000 03/22/50 117,354

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 2,000,000 Verizon Communications, Inc 2 .875% 11/20/50 $ 1,253,919
3,725,000 Verizon Communications, Inc 3 .550 03/22/51 2,653,516
1,000,000 e Verizon Communications, Inc 3 .875 03/01/52 758,355
8,764,000 Verizon Communications, Inc 2 .987 10/30/56 5,346,918
2,000,000 Verizon Communications, Inc 3 .000 11/20/60 1,190,845
6,000,000 Verizon Communications, Inc 3 .700 03/22/61 4,184,942
2,000,000 Vodafone Group plc 4 .125 05/30/25 1,968,152
425,000 Vodafone Group plc 6 .150 02/27/37 430,572
925,000 Vodafone Group plc 5 .000 05/30/38 851,212
1,900,000 Vodafone Group plc 4 .375 02/19/43 1,521,040
2,450,000 Vodafone Group plc 5 .250 05/30/48 2,157,788
1,000,000 Vodafone Group plc 4 .875 06/19/49 835,588
1,500,000 Vodafone Group plc 4 .250 09/17/50 1,150,660
500,000 Vodafone Group plc 5 .125 06/19/59 427,164
TOTAL TELECOMMUNICATION SERVICES 200,434,955
TRANSPORTATION - 0 .5%
400,000 American Airlines 2 .875 07/11/34 321,893
500,000 Burlington Northern Santa Fe LLC 3 .750 04/01/24 492,012
150,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 146,325
300,000 Burlington Northern Santa Fe LLC 3 .000 04/01/25 288,518
700,000 Burlington Northern Santa Fe LLC 3 .650 09/01/25 679,139
660,000 Burlington Northern Santa Fe LLC 5 .750 05/01/40 690,493
250,000 Burlington Northern Santa Fe LLC 5 .050 03/01/41 243,937
200,000 Burlington Northern Santa Fe LLC 4 .400 03/15/42 178,695
300,000 Burlington Northern Santa Fe LLC 4 .450 03/15/43 268,495
500,000 Burlington Northern Santa Fe LLC 5 .150 09/01/43 487,865
500,000 Burlington Northern Santa Fe LLC 4 .900 04/01/44 471,963
600,000 Burlington Northern Santa Fe LLC 4 .550 09/01/44 542,455
1,275,000 Burlington Northern Santa Fe LLC 4 .150 04/01/45 1,088,730
200,000 Burlington Northern Santa Fe LLC 4 .700 09/01/45 183,665
1,150,000 Burlington Northern Santa Fe LLC 3 .900 08/01/46 933,974
400,000 Burlington Northern Santa Fe LLC 4 .125 06/15/47 338,552
1,675,000 Burlington Northern Santa Fe LLC 4 .050 06/15/48 1,395,251
1,025,000 Burlington Northern Santa Fe LLC 4 .150 12/15/48 869,861
750,000 Burlington Northern Santa Fe LLC 3 .550 02/15/50 574,240
750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 521,118
4,000,000 Burlington Northern Santa Fe LLC 3 .300 09/15/51 2,911,266
1,000,000 Burlington Northern Santa Fe LLC 4 .450 01/15/53 888,269
200,000 Canadian National Railway Co 2 .950 11/21/24 192,821
200,000 Canadian National Railway Co 6 .900 07/15/28 219,781
500,000 Canadian National Railway Co 3 .850 08/05/32 464,562
200,000 Canadian National Railway Co 6 .250 08/01/34 217,788
250,000 Canadian National Railway Co 3 .500 11/15/42 187,063
100,000 Canadian National Railway Co 4 .500 11/07/43 84,150
650,000 Canadian National Railway Co 3 .200 08/02/46 476,584
725,000 Canadian National Railway Co 3 .650 02/03/48 578,033
325,000 Canadian National Railway Co 4 .450 01/20/49 291,494
400,000 Canadian National Railway Co 2 .450 05/01/50 248,091
1,500,000 Canadian National Railway Co 4 .400 08/05/52 1,332,138
1,800,000 Canadian Pacific Railway Co 2 .900 02/01/25 1,719,503
2,000,000 Canadian Pacific Railway Co 1 .750 12/02/26 1,782,275
300,000 Canadian Pacific Railway Co 4 .000 06/01/28 285,857
100,000 Canadian Pacific Railway Co 2 .050 03/05/30 81,950
200,000 Canadian Pacific Railway Co 7 .125 10/15/31 221,845
600,000 Canadian Pacific Railway Co 2 .450 12/02/31 496,926
250,000 Canadian Pacific Railway Co 5 .950 05/15/37 258,407
475,000 Canadian Pacific Railway Co 3 .000 12/02/41 358,102
1,000,000 Canadian Pacific Railway Co 3 .100 12/02/51 672,292
1,275,000 Canadian Pacific Railway Co 6 .125 09/15/15 1,279,387

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 400,000 CH Robinson Worldwide, Inc 4 .200% 04/15/28 $ 377,765
300,000 CSX Corp 3 .400 08/01/24 292,693
200,000 CSX Corp 3 .350 11/01/25 191,933
1,200,000 CSX Corp 2 .600 11/01/26 1,104,667
825,000 CSX Corp 4 .250 03/15/29 793,553
600,000 CSX Corp 2 .400 02/15/30 508,158
850,000 CSX Corp 4 .100 11/15/32 796,870
100,000 CSX Corp 6 .000 10/01/36 104,911
200,000 CSX Corp 6 .150 05/01/37 213,895
400,000 CSX Corp 5 .500 04/15/41 399,061
350,000 CSX Corp 4 .400 03/01/43 303,682
600,000 CSX Corp 4 .100 03/15/44 503,123
800,000 CSX Corp 3 .800 11/01/46 628,018
1,050,000 CSX Corp 4 .300 03/01/48 891,275
850,000 CSX Corp 4 .750 11/15/48 767,744
500,000 CSX Corp 4 .500 03/15/49 434,859
600,000 CSX Corp 3 .350 09/15/49 431,677
1,000,000 CSX Corp 3 .800 04/15/50 775,494
200,000 CSX Corp 3 .950 05/01/50 159,373
800,000 CSX Corp 2 .500 05/15/51 485,844
750,000 CSX Corp 4 .500 11/15/52 651,083
300,000 CSX Corp 4 .500 08/01/54 255,468
150,000 CSX Corp 4 .250 11/01/66 117,623
800,000 CSX Corp 4 .650 03/01/68 674,029
500,000 FedEx Corp 3 .250 04/01/26 475,705
500,000 FedEx Corp 4 .200 10/17/28 474,809
1,000,000 FedEx Corp 3 .100 08/05/29 882,462
500,000 FedEx Corp 4 .250 05/15/30 471,632
1,500,000 e FedEx Corp 2 .400 05/15/31 1,213,100
1,000,000 FedEx Corp 4 .900 01/15/34 945,032
200,000 FedEx Corp 3 .900 02/01/35 170,032
2,000,000 FedEx Corp 3 .250 05/15/41 1,423,971
275,000 FedEx Corp 5 .100 01/15/44 243,909
1,100,000 FedEx Corp 4 .750 11/15/45 928,773
600,000 FedEx Corp 4 .550 04/01/46 486,760
450,000 FedEx Corp 4 .400 01/15/47 358,860
900,000 FedEx Corp 4 .050 02/15/48 682,624
500,000 FedEx Corp 4 .950 10/17/48 434,628
1,500,000 e FedEx Corp 5 .250 05/15/50 1,365,737
200,000 FedEx Corp 4 .500 02/01/65 146,304
1,000,000 GXO Logistics, Inc 1 .650 07/15/26 856,177
500,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 484,159
100,000 Kansas City Southern 3 .125 06/01/26 93,895
500,000 Kansas City Southern 2 .875 11/15/29 431,812
100,000 Kansas City Southern 4 .300 05/15/43 82,186
175,000 Kansas City Southern 4 .950 08/15/45 157,113
800,000 Kansas City Southern 4 .700 05/01/48 688,558
500,000 Kansas City Southern 3 .500 05/01/50 355,714
500,000 Kansas City Southern 4 .200 11/15/69 369,039
350,000 Kirby Corp 4 .200 03/01/28 317,219
350,000 Norfolk Southern Corp 2 .900 06/15/26 327,393
300,000 Norfolk Southern Corp 3 .150 06/01/27 278,858
700,000 Norfolk Southern Corp 3 .800 08/01/28 665,406
1,000,000 e Norfolk Southern Corp 3 .000 03/15/32 853,768
16,000 Norfolk Southern Corp 4 .837 10/01/41 14,695
300,000 Norfolk Southern Corp 4 .450 06/15/45 258,980
200,000 Norfolk Southern Corp 4 .650 01/15/46 176,649
303,000 Norfolk Southern Corp 3 .942 11/01/47 242,500
1,450,000 Norfolk Southern Corp 4 .150 02/28/48 1,190,533
500,000 Norfolk Southern Corp 4 .100 05/15/49 403,192

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 500,000 Norfolk Southern Corp 3 .400% 11/01/49 $ 358,981
1,000,000 Norfolk Southern Corp 3 .050 05/15/50 669,782
1,000,000 Norfolk Southern Corp 2 .900 08/25/51 645,841
175,000 Norfolk Southern Corp 4 .050 08/15/52 140,172
1,000,000 Norfolk Southern Corp 3 .700 03/15/53 750,794
300,000 Norfolk Southern Corp 4 .550 06/01/53 260,755
1,170,000 Norfolk Southern Corp 3 .155 05/15/55 774,289
1,000,000 Norfolk Southern Corp 4 .100 05/15/21 691,571
200,000 Ryder System, Inc 3 .400 03/01/23 199,428
200,000 Ryder System, Inc 3 .875 12/01/23 197,509
550,000 Ryder System, Inc 3 .650 03/18/24 538,724
500,000 Ryder System, Inc 2 .500 09/01/24 475,599
300,000 Ryder System, Inc 4 .625 06/01/25 294,448
500,000 Ryder System, Inc 3 .350 09/01/25 474,680
1,000,000 Ryder System, Inc 1 .750 09/01/26 878,797
500,000 Ryder System, Inc 2 .900 12/01/26 455,751
1,000,000 Ryder System, Inc 2 .850 03/01/27 902,703
1,250,000 Southwest Airlines Co 5 .250 05/04/25 1,254,647
200,000 Southwest Airlines Co 3 .000 11/15/26 183,913
1,000,000 Southwest Airlines Co 5 .125 06/15/27 987,366
200,000 Southwest Airlines Co 3 .450 11/16/27 183,784
300,000 Southwest Airlines Co 2 .625 02/10/30 248,917
277,000 Union Pacific Corp 3 .646 02/15/24 272,723
300,000 Union Pacific Corp 3 .150 03/01/24 293,863
200,000 Union Pacific Corp 3 .750 03/15/24 196,806
200,000 Union Pacific Corp 3 .250 01/15/25 194,170
500,000 Union Pacific Corp 3 .750 07/15/25 485,794
200,000 Union Pacific Corp 3 .250 08/15/25 192,213
300,000 Union Pacific Corp 2 .750 03/01/26 283,683
2,500,000 Union Pacific Corp 2 .375 05/20/31 2,104,762
1,000,000 Union Pacific Corp 2 .800 02/14/32 863,288
500,000 Union Pacific Corp 4 .500 01/20/33 488,882
100,000 Union Pacific Corp 3 .375 02/01/35 84,473
2,525,000 Union Pacific Corp 2 .891 04/06/36 2,006,785
100,000 Union Pacific Corp 3 .600 09/15/37 84,518
500,000 Union Pacific Corp 3 .550 08/15/39 412,811
1,500,000 Union Pacific Corp 3 .200 05/20/41 1,176,849
500,000 Union Pacific Corp 3 .375 02/14/42 397,417
200,000 Union Pacific Corp 3 .350 08/15/46 146,139
300,000 Union Pacific Corp 4 .000 04/15/47 245,509
4,000,000 Union Pacific Corp 3 .250 02/05/50 2,882,241
1,070,000 Union Pacific Corp 3 .799 10/01/51 851,178
500,000 Union Pacific Corp 2 .950 03/10/52 338,014
1,000,000 Union Pacific Corp 3 .500 02/14/53 750,862
200,000 Union Pacific Corp 3 .875 02/01/55 157,515
300,000 Union Pacific Corp 3 .950 08/15/59 233,807
1,000,000 Union Pacific Corp 3 .839 03/20/60 772,482
1,500,000 Union Pacific Corp 3 .550 05/20/61 1,091,813
2,000,000 Union Pacific Corp 2 .973 09/16/62 1,284,677
200,000 Union Pacific Corp 4 .100 09/15/67 156,229
500,000 Union Pacific Corp 3 .750 02/05/70 364,473
500,000 Union Pacific Corp 3 .799 04/06/71 368,246
500,000 Union Pacific Corp 3 .850 02/14/72 367,622
500,000 United Parcel Service, Inc 2 .200 09/01/24 478,934
300,000 United Parcel Service, Inc 2 .800 11/15/24 289,259
125,000 United Parcel Service, Inc 2 .400 11/15/26 115,931
875,000 United Parcel Service, Inc 3 .050 11/15/27 821,532
500,000 United Parcel Service, Inc 3 .400 03/15/29 464,766
500,000 United Parcel Service, Inc 2 .500 09/01/29 435,216
750,000 United Parcel Service, Inc 4 .450 04/01/30 738,226

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 510,000 United Parcel Service, Inc 6 .200% 01/15/38 $ 563,843
450,000 United Parcel Service, Inc 3 .625 10/01/42 373,667
400,000 United Parcel Service, Inc 3 .400 11/15/46 308,951
1,550,000 United Parcel Service, Inc 3 .750 11/15/47 1,266,975
300,000 United Parcel Service, Inc 4 .250 03/15/49 263,464
500,000 e United Parcel Service, Inc 3 .400 09/01/49 386,048
1,630,000 e United Parcel Service, Inc 5 .300 04/01/50 1,691,282
TOTAL TRANSPORTATION 96,097,136
UTILITIES - 2 .1%
200,000 AEP Texas, Inc 3 .950 06/01/28 187,543
550,000 AEP Texas, Inc 2 .100 07/01/30 445,885
500,000 AEP Texas, Inc 4 .700 05/15/32 478,922
200,000 AEP Texas, Inc 3 .800 10/01/47 145,318
100,000 AEP Texas, Inc 4 .150 05/01/49 77,990
850,000 AEP Texas, Inc 3 .450 05/15/51 599,381
200,000 AEP Transmission Co LLC 3 .100 12/01/26 187,456
600,000 AEP Transmission Co LLC 4 .000 12/01/46 471,203
500,000 AEP Transmission Co LLC 3 .750 12/01/47 387,377
200,000 AEP Transmission Co LLC 4 .250 09/15/48 166,665
300,000 AEP Transmission Co LLC 3 .800 06/15/49 233,674
550,000 AEP Transmission Co LLC 2 .750 08/15/51 348,750
600,000 AES Corp 1 .375 01/15/26 532,793
675,000 AES Corp 2 .450 01/15/31 536,977
475,000 Alabama Power Co 3 .550 12/01/23 468,755
575,000 Alabama Power Co 1 .450 09/15/30 447,717
200,000 Alabama Power Co 3 .850 12/01/42 161,013
400,000 Alabama Power Co 3 .750 03/01/45 310,762
300,000 Alabama Power Co 4 .300 01/02/46 248,766
350,000 Alabama Power Co 3 .700 12/01/47 266,575
1,000,000 Alabama Power Co 4 .300 07/15/48 831,495
1,000,000 Alabama Power Co 3 .125 07/15/51 678,964
1,000,000 Alabama Power Co 3 .000 03/15/52 660,150
350,000 Ameren Corp 2 .500 09/15/24 334,763
2,000,000 Ameren Corp 1 .750 03/15/28 1,689,046
300,000 Ameren Illinois Co 3 .800 05/15/28 286,070
750,000 Ameren Illinois Co 1 .550 11/15/30 591,340
500,000 Ameren Illinois Co 3 .850 09/01/32 464,485
125,000 Ameren Illinois Co 4 .150 03/15/46 106,234
1,150,000 Ameren Illinois Co 3 .700 12/01/47 910,203
575,000 Ameren Illinois Co 4 .500 03/15/49 523,255
325,000 Ameren Illinois Co 2 .900 06/15/51 216,181
325,000 Ameren Illinois Co 5 .900 12/01/52 352,904
350,000 American Electric Power Co, Inc 3 .200 11/13/27 321,381
700,000 American Electric Power Co, Inc 4 .300 12/01/28 668,509
500,000 American Electric Power Co, Inc 2 .300 03/01/30 410,809
1,000,000 American Electric Power Co, Inc 3 .875 02/15/62 779,106
500,000 American Water Capital Corp 3 .850 03/01/24 492,005
300,000 American Water Capital Corp 3 .400 03/01/25 290,575
200,000 American Water Capital Corp 2 .950 09/01/27 184,389
500,000 American Water Capital Corp 3 .750 09/01/28 472,836
750,000 American Water Capital Corp 3 .450 06/01/29 684,824
100,000 American Water Capital Corp 2 .800 05/01/30 86,463
1,250,000 American Water Capital Corp 2 .300 06/01/31 1,025,232
225,000 American Water Capital Corp 4 .300 12/01/42 195,230
150,000 American Water Capital Corp 4 .300 09/01/45 126,927
100,000 American Water Capital Corp 4 .000 12/01/46 77,727
1,175,000 American Water Capital Corp 3 .750 09/01/47 914,489
500,000 American Water Capital Corp 4 .200 09/01/48 416,338
500,000 American Water Capital Corp 4 .150 06/01/49 411,793

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 675,000 American Water Capital Corp 3 .450% 05/01/50 $ 495,564
1,250,000 American Water Capital Corp 3 .250 06/01/51 891,078
200,000 Appalachian Power Co 3 .300 06/01/27 187,188
1,000,000 Appalachian Power Co 2 .700 04/01/31 822,535
500,000 Appalachian Power Co 4 .500 08/01/32 466,195
300,000 Appalachian Power Co 4 .500 03/01/49 247,182
775,000 Appalachian Power Co 3 .700 05/01/50 564,426
125,000 Aqua America, Inc 3 .566 05/01/29 112,124
200,000 Aqua America, Inc 4 .276 05/01/49 161,110
200,000 Arizona Public Service Co 2 .950 09/15/27 181,822
1,000,000 Arizona Public Service Co 2 .600 08/15/29 833,913
750,000 Arizona Public Service Co 6 .350 12/15/32 788,735
350,000 Arizona Public Service Co 4 .500 04/01/42 287,723
200,000 Arizona Public Service Co 4 .350 11/15/45 157,334
410,000 Arizona Public Service Co 3 .750 05/15/46 289,428
200,000 Arizona Public Service Co 4 .200 08/15/48 152,537
200,000 Arizona Public Service Co 4 .250 03/01/49 152,909
300,000 Arizona Public Service Co 3 .500 12/01/49 203,498
500,000 Arizona Public Service Co 3 .350 05/15/50 328,085
750,000 Arizona Public Service Co 2 .650 09/15/50 435,080
900,000 Atlantic City Electric Co 4 .000 10/15/28 856,727
425,000 Atlantic City Electric Co 2 .300 03/15/31 345,944
1,000,000 Atmos Energy Corp 2 .625 09/15/29 867,442
750,000 Atmos Energy Corp 1 .500 01/15/31 584,130
175,000 e Atmos Energy Corp 5 .450 10/15/32 180,923
100,000 Atmos Energy Corp 5 .500 06/15/41 98,454
125,000 Atmos Energy Corp 4 .150 01/15/43 105,146
600,000 Atmos Energy Corp 4 .125 10/15/44 492,273
500,000 Atmos Energy Corp 4 .300 10/01/48 420,258
300,000 Atmos Energy Corp 4 .125 03/15/49 245,342
1,500,000 Atmos Energy Corp 2 .850 02/15/52 970,644
500,000 Atmos Energy Corp 5 .750 10/15/52 521,914
500,000 Avangrid, Inc 3 .150 12/01/24 477,885
300,000 Avangrid, Inc 3 .200 04/15/25 286,690
625,000 Avangrid, Inc 3 .800 06/01/29 567,932
150,000 Avista Corp 4 .350 06/01/48 124,436
550,000 Avista Corp 4 .000 04/01/52 431,112
200,000 Baltimore Gas & Electric Co 2 .400 08/15/26 184,408
150,000 Baltimore Gas & Electric Co 3 .500 08/15/46 111,238
200,000 Baltimore Gas & Electric Co 3 .750 08/15/47 154,235
200,000 Baltimore Gas & Electric Co 4 .250 09/15/48 167,636
500,000 Baltimore Gas & Electric Co 3 .200 09/15/49 351,727
775,000 Baltimore Gas & Electric Co 2 .900 06/15/50 512,138
1,500,000 Baltimore Gas and Electric Co 2 .250 06/15/31 1,215,113
500,000 Baltimore Gas and Electric Co 4 .550 06/01/52 441,587
1,000,000 BAT Capital Corp 7 .750 10/19/32 1,075,575
350,000 Berkshire Hathaway Energy Co 3 .500 02/01/25 343,337
175,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 161,899
2,500,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 1,935,036
950,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 996,864
1,032,000 Berkshire Hathaway Energy Co 5 .950 05/15/37 1,070,700
725,000 Berkshire Hathaway Energy Co 5 .150 11/15/43 689,831
975,000 Berkshire Hathaway Energy Co 4 .500 02/01/45 848,926
1,250,000 Berkshire Hathaway Energy Co 3 .800 07/15/48 964,137
1,025,000 Berkshire Hathaway Energy Co 4 .450 01/15/49 880,196
2,500,000 Berkshire Hathaway Energy Co 2 .850 05/15/51 1,636,701
200,000 Black Hills Corp 4 .250 11/30/23 198,874
100,000 Black Hills Corp 3 .950 01/15/26 95,875
100,000 Black Hills Corp 3 .150 01/15/27 92,480
550,000 Black Hills Corp 2 .500 06/15/30 441,471

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 300,000 Black Hills Corp 4 .350% 05/01/33 $ 263,929
200,000 e Black Hills Corp 4 .200 09/15/46 152,013
200,000 CenterPoint Energy Houston Electric LLC 2 .400 09/01/26 184,069
300,000 CenterPoint Energy Houston Electric LLC 3 .000 02/01/27 282,200
275,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 228,031
100,000 CenterPoint Energy Houston Electric LLC 6 .950 03/15/33 111,947
300,000 CenterPoint Energy Houston Electric LLC 3 .950 03/01/48 245,568
150,000 CenterPoint Energy Houston Electric LLC 2 .900 07/01/50 100,853
875,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 643,905
500,000 CenterPoint Energy Houston Electric LLC 3 .600 03/01/52 383,889
1,000,000 CenterPoint Energy Resources Corp 0 .700 03/02/23 992,786
200,000 CenterPoint Energy Resources Corp 4 .000 04/01/28 190,727
575,000 CenterPoint Energy Resources Corp 1 .750 10/01/30 453,318
500,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 479,364
700,000 CenterPoint Energy Resources Corp 4 .100 09/01/47 561,767
500,000 CenterPoint Energy, Inc 2 .500 09/01/24 479,995
135,000 CenterPoint Energy, Inc 4 .250 11/01/28 126,555
750,000 CenterPoint Energy, Inc 2 .950 03/01/30 644,514
1,000,000 CenterPoint Energy, Inc 2 .650 06/01/31 825,357
500,000 e CenterPoint Energy, Inc 3 .700 09/01/49 370,771
3,200,000 Cheniere Corpus Christi Holdings LLC 3 .700 11/15/29 2,892,548
2,000,000 Cheniere Corpus Christi Holdings LLC 2 .742 12/31/39 1,546,528
425,000 Cleco Corporate Holdings LLC 3 .743 05/01/26 401,245
300,000 Cleco Corporate Holdings LLC 3 .375 09/15/29 255,181
200,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 168,592
790,000 CMS Energy Corp 3 .450 08/15/27 732,422
1,000,000 CMS Energy Corp 3 .750 12/01/50 753,065
250,000 Commonwealth Edison Co 2 .550 06/15/26 232,055
300,000 Commonwealth Edison Co 3 .700 08/15/28 282,281
500,000 Commonwealth Edison Co 2 .200 03/01/30 419,020
1,000,000 e Commonwealth Edison Co 3 .150 03/15/32 873,577
200,000 Commonwealth Edison Co 3 .800 10/01/42 162,407
300,000 Commonwealth Edison Co 4 .700 01/15/44 272,215
100,000 Commonwealth Edison Co 3 .700 03/01/45 77,756
250,000 Commonwealth Edison Co 3 .650 06/15/46 189,882
400,000 Commonwealth Edison Co 3 .750 08/15/47 310,215
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 965,218
1,300,000 Commonwealth Edison Co 4 .000 03/01/49 1,051,464
500,000 Commonwealth Edison Co 3 .200 11/15/49 355,490
500,000 Commonwealth Edison Co 3 .000 03/01/50 343,084
1,000,000 Commonwealth Edison Co 3 .125 03/15/51 689,993
500,000 Commonwealth Edison Co 2 .750 09/01/51 319,966
625,000 Connecticut Light & Power Co 3 .200 03/15/27 586,264
400,000 Connecticut Light & Power Co 4 .300 04/15/44 344,970
250,000 Connecticut Light & Power Co 4 .150 06/01/45 207,744
775,000 Connecticut Light & Power Co 4 .000 04/01/48 646,564
500,000 Connecticut Light and Power Co 2 .050 07/01/31 401,344
200,000 Consolidated Edison Co of New York, Inc 3 .800 05/15/28 189,916
300,000 Consolidated Edison Co of New York, Inc 4 .000 12/01/28 286,370
100,000 Consolidated Edison Co of New York, Inc 3 .350 04/01/30 89,936
2,000,000 Consolidated Edison Co of New York, Inc 2 .400 06/15/31 1,635,033
200,000 Consolidated Edison Co of New York, Inc 4 .200 03/15/42 167,382
550,000 Consolidated Edison Co of New York, Inc 3 .950 03/01/43 440,055
1,475,000 Consolidated Edison Co of New York, Inc 4 .450 03/15/44 1,264,998
150,000 Consolidated Edison Co of New York, Inc 4 .500 12/01/45 128,402
400,000 Consolidated Edison Co of New York, Inc 3 .850 06/15/46 310,064
400,000 Consolidated Edison Co of New York, Inc 3 .875 06/15/47 307,560
300,000 Consolidated Edison Co of New York, Inc 4 .650 12/01/48 261,146
500,000 Consolidated Edison Co of New York, Inc 4 .125 05/15/49 406,339
700,000 Consolidated Edison Co of New York, Inc 3 .950 04/01/50 549,020

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Consolidated Edison Co of New York, Inc 3 .200% 12/01/51 $ 691,780
1,000,000 Consolidated Edison Co of New York, Inc 6 .150 11/15/52 1,070,539
850,000 Consolidated Edison Co of New York, Inc 4 .625 12/01/54 720,587
200,000 Consolidated Edison Co of New York, Inc 4 .300 12/01/56 160,203
1,300,000 Consolidated Edison Co of New York, Inc 4 .000 11/15/57 982,618
400,000 Consolidated Edison Co of New York, Inc 4 .500 05/15/58 331,705
1,000,000 Consolidated Edison Co of New York, Inc 3 .700 11/15/59 718,829
1,000,000 Consolidated Edison Co of New York, Inc 3 .000 12/01/60 622,091
1,000,000 Consolidated Edison Co of New York, Inc 3 .600 06/15/61 712,674
200,000 Consumers Energy Co 3 .375 08/15/23 198,149
250,000 Consumers Energy Co 3 .800 11/15/28 237,247
275,000 Consumers Energy Co 3 .600 08/15/32 250,516
600,000 Consumers Energy Co 3 .950 07/15/47 487,184
600,000 Consumers Energy Co 4 .050 05/15/48 494,651
350,000 Consumers Energy Co 4 .350 04/15/49 303,963
500,000 Consumers Energy Co 3 .750 02/15/50 389,628
500,000 Consumers Energy Co 3 .100 08/15/50 347,058
150,000 Consumers Energy Co 3 .500 08/01/51 112,973
500,000 Consumers Energy Co 2 .650 08/15/52 314,387
500,000 Consumers Energy Co 4 .200 09/01/52 427,774
500,000 Consumers Energy Co 2 .500 05/01/60 279,858
300,000 Dayton Power & Light Co 3 .950 06/15/49 231,997
200,000 Delmarva Power & Light Co 4 .150 05/15/45 160,682
925,000 Dominion Energy South Carolina, Inc 2 .300 12/01/31 746,027
300,000 Dominion Energy, Inc 3 .300 03/15/25 287,881
1,750,000 Dominion Energy, Inc 3 .900 10/01/25 1,704,262
1,000,000 Dominion Energy, Inc 1 .450 04/15/26 890,263
775,000 Dominion Energy, Inc 3 .600 03/15/27 728,347
500,000 Dominion Energy, Inc 4 .250 06/01/28 475,819
303,000 Dominion Energy, Inc 3 .375 04/01/30 267,009
500,000 Dominion Energy, Inc 2 .250 08/15/31 397,839
500,000 e Dominion Energy, Inc 4 .350 08/15/32 464,784
1,000,000 Dominion Energy, Inc 5 .375 11/15/32 991,186
475,000 Dominion Energy, Inc 3 .300 04/15/41 351,579
200,000 Dominion Energy, Inc 4 .700 12/01/44 170,267
500,000 Dominion Energy, Inc 4 .600 03/15/49 420,474
500,000 Dominion Energy, Inc 4 .850 08/15/52 431,822
225,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 216,805
200,000 DTE Electric Co 3 .650 03/15/24 196,581
500,000 DTE Electric Co 1 .900 04/01/28 434,491
1,500,000 DTE Electric Co 3 .000 03/01/32 1,293,193
200,000 DTE Electric Co 4 .000 04/01/43 166,689
100,000 DTE Electric Co 3 .700 06/01/46 77,082
500,000 DTE Electric Co 3 .750 08/15/47 390,857
1,000,000 DTE Electric Co 4 .050 05/15/48 831,038
525,000 DTE Electric Co 3 .950 03/01/49 430,205
1,000,000 DTE Electric Co 2 .950 03/01/50 678,083
400,000 DTE Electric Co 3 .250 04/01/51 286,175
450,000 DTE Electric Co 3 .650 03/01/52 347,705
1,000,000 DTE Energy Co 1 .050 06/01/25 905,763
327,000 DTE Energy Co 3 .400 06/15/29 290,487
500,000 DTE Energy Co 2 .950 03/01/30 424,782
1,500,000 DTE Energy Co (Step Bond) 4 .220 11/01/24 1,474,423
200,000 Duke Energy Carolinas LLC 2 .950 12/01/26 188,237
500,000 Duke Energy Carolinas LLC 3 .950 11/15/28 479,741
500,000 Duke Energy Carolinas LLC 2 .450 08/15/29 428,726
1,500,000 Duke Energy Carolinas LLC 2 .550 04/15/31 1,252,114
375,000 Duke Energy Carolinas LLC 2 .850 03/15/32 317,222
125,000 Duke Energy Carolinas LLC 5 .300 02/15/40 123,700
300,000 Duke Energy Carolinas LLC 3 .750 06/01/45 232,743

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 Duke Energy Carolinas LLC 3 .875% 03/15/46 $ 157,271
1,750,000 Duke Energy Carolinas LLC 3 .700 12/01/47 1,331,295
1,500,000 Duke Energy Carolinas LLC 3 .950 03/15/48 1,200,008
1,000,000 Duke Energy Carolinas LLC 3 .200 08/15/49 700,874
1,500,000 Duke Energy Carolinas LLC 3 .450 04/15/51 1,094,863
300,000 Duke Energy Corp 3 .950 10/15/23 296,885
2,700,000 Duke Energy Corp 2 .650 09/01/26 2,493,758
350,000 Duke Energy Corp 3 .150 08/15/27 322,949
1,000,000 Duke Energy Corp 5 .000 12/08/27 994,337
1,000,000 Duke Energy Corp 4 .300 03/15/28 962,224
1,000,000 Duke Energy Corp 2 .450 06/01/30 822,290
1,000,000 Duke Energy Corp 2 .550 06/15/31 814,810
1,000,000 Duke Energy Corp 3 .300 06/15/41 727,509
300,000 Duke Energy Corp 4 .800 12/15/45 264,113
1,975,000 Duke Energy Corp 3 .750 09/01/46 1,465,386
500,000 Duke Energy Corp 4 .200 06/15/49 394,587
1,000,000 Duke Energy Corp 3 .500 06/15/51 694,258
500,000 Duke Energy Corp 5 .000 08/15/52 443,683
750,000 Duke Energy Corp 3 .250 01/15/82 547,803
1,200,000 Duke Energy Florida LLC 3 .200 01/15/27 1,132,901
1,000,000 Duke Energy Florida LLC 2 .400 12/15/31 816,559
375,000 Duke Energy Florida LLC 6 .400 06/15/38 411,315
500,000 Duke Energy Florida LLC 3 .400 10/01/46 359,091
300,000 Duke Energy Florida LLC 4 .200 07/15/48 251,437
1,000,000 Duke Energy Florida LLC 3 .000 12/15/51 670,365
1,000,000 Duke Energy Florida LLC 5 .950 11/15/52 1,064,301
300,000 Duke Energy Indiana LLC 3 .750 05/15/46 230,638
500,000 Duke Energy Indiana LLC 3 .250 10/01/49 346,920
275,000 Duke Energy Indiana LLC 2 .750 04/01/50 172,645
200,000 Duke Energy Ohio, Inc 3 .650 02/01/29 185,193
25,000 Duke Energy Ohio, Inc 2 .125 06/01/30 20,404
200,000 Duke Energy Ohio, Inc 3 .700 06/15/46 147,272
200,000 Duke Energy Ohio, Inc 4 .300 02/01/49 163,037
300,000 Duke Energy Progress LLC 3 .375 09/01/23 296,749
300,000 Duke Energy Progress LLC 3 .250 08/15/25 288,751
300,000 Duke Energy Progress LLC 3 .700 09/01/28 281,831
5,357,000 Duke Energy Progress LLC 3 .450 03/15/29 4,931,201
1,500,000 Duke Energy Progress LLC 2 .000 08/15/31 1,185,273
400,000 Duke Energy Progress LLC 4 .375 03/30/44 343,934
500,000 Duke Energy Progress LLC 4 .150 12/01/44 416,507
300,000 Duke Energy Progress LLC 4 .200 08/15/45 250,914
500,000 Duke Energy Progress LLC 3 .700 10/15/46 378,473
200,000 Duke Energy Progress LLC 3 .600 09/15/47 149,771
600,000 Duke Energy Progress LLC 2 .500 08/15/50 360,021
500,000 Duke Energy Progress LLC 2 .900 08/15/51 327,399
1,000,000 DXC Technology Co 1 .800 09/15/26 870,856
200,000 Eastern Energy Gas Holdings LLC 3 .550 11/01/23 197,386
250,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 238,139
134,000 Eastern Energy Gas Holdings LLC 3 .600 12/15/24 129,403
800,000 Edison International 3 .550 11/15/24 772,301
750,000 Edison International 5 .750 06/15/27 752,321
300,000 Edison International 4 .125 03/15/28 278,307
500,000 Edison International 6 .950 11/15/29 522,141
200,000 El Paso Electric Co 5 .000 12/01/44 174,774
1,075,000 Emera US Finance LP 3 .550 06/15/26 1,006,953
2,000,000 Emera US Finance LP 2 .639 06/15/31 1,565,662
625,000 Emera US Finance LP 4 .750 06/15/46 482,222
50,000 Empresa Nacional de Electricidad S.A. 4 .250 04/15/24 49,319
675,000 Enel Chile S.A. 4 .875 06/12/28 657,787
400,000 e Enersis Americas S.A. 4 .000 10/25/26 380,548

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 175,000 Entergy Arkansas LLC 3 .700% 06/01/24 $ 171,945
600,000 Entergy Arkansas LLC 3 .500 04/01/26 575,865
200,000 Entergy Arkansas LLC 4 .200 04/01/49 163,647
425,000 Entergy Arkansas LLC 2 .650 06/15/51 256,256
750,000 Entergy Arkansas LLC 3 .350 06/15/52 521,061
1,000,000 Entergy Corp 0 .900 09/15/25 890,513
1,300,000 Entergy Corp 2 .950 09/01/26 1,206,927
1,000,000 Entergy Corp 1 .900 06/15/28 845,396
175,000 Entergy Corp 2 .800 06/15/30 147,812
625,000 Entergy Corp 2 .400 06/15/31 496,426
500,000 Entergy Corp 3 .750 06/15/50 368,134
200,000 Entergy Louisiana LLC 4 .050 09/01/23 199,029
605,000 Entergy Louisiana LLC 0 .620 11/17/23 582,479
200,000 Entergy Louisiana LLC 2 .400 10/01/26 181,789
200,000 Entergy Louisiana LLC 3 .120 09/01/27 184,175
1,000,000 Entergy Louisiana LLC 1 .600 12/15/30 768,199
1,000,000 Entergy Louisiana LLC 2 .350 06/15/32 794,719
500,000 Entergy Louisiana LLC 4 .000 03/15/33 451,238
500,000 Entergy Louisiana LLC 3 .100 06/15/41 371,289
300,000 Entergy Louisiana LLC 4 .200 09/01/48 245,470
300,000 Entergy Louisiana LLC 4 .200 04/01/50 243,629
500,000 Entergy Louisiana LLC 4 .750 09/15/52 448,641
800,000 Entergy Mississippi LLC 3 .850 06/01/49 610,587
475,000 Entergy Mississippi LLC 3 .500 06/01/51 339,864
1,000,000 Entergy Texas, Inc 4 .000 03/30/29 943,114
575,000 Entergy Texas, Inc 1 .750 03/15/31 448,323
200,000 Entergy Texas, Inc 4 .500 03/30/39 173,229
700,000 Entergy Texas, Inc 3 .550 09/30/49 502,234
225,000 Essential Utilities, Inc 2 .704 04/15/30 188,716
1,000,000 Essential Utilities, Inc 2 .400 05/01/31 794,457
300,000 Essential Utilities, Inc 3 .351 04/15/50 204,870
500,000 Essential Utilities, Inc 5 .300 05/01/52 467,551
425,000 Evergy Kansas Central, Inc 3 .450 04/15/50 307,575
150,000 Evergy Metro, Inc 2 .250 06/01/30 123,399
1,100,000 Evergy, Inc 2 .450 09/15/24 1,044,301
100,000 Evergy, Inc 2 .550 07/01/26 92,108
750,000 Evergy, Inc 2 .900 09/15/29 647,654
300,000 Eversource Energy 3 .800 12/01/23 296,570
300,000 Eversource Energy 2 .900 10/01/24 289,173
100,000 Eversource Energy 0 .800 08/15/25 89,600
1,000,000 Eversource Energy 1 .400 08/15/26 877,536
200,000 Eversource Energy 3 .300 01/15/28 184,164
300,000 Eversource Energy 4 .250 04/01/29 283,976
100,000 Eversource Energy 1 .650 08/15/30 77,812
1,000,000 Eversource Energy 2 .550 03/15/31 823,517
1,000,000 Eversource Energy 3 .375 03/01/32 870,512
1,100,000 Eversource Energy 3 .450 01/15/50 797,914
425,000 Exelon Corp 3 .400 04/15/26 403,531
1,500,000 h Exelon Corp 2 .750 03/15/27 1,375,627
1,000,000 h Exelon Corp 3 .350 03/15/32 868,493
500,000 Exelon Corp 4 .950 06/15/35 477,299
975,000 Exelon Corp 4 .450 04/15/46 823,585
100,000 Exelon Corp 4 .700 04/15/50 87,107
500,000 h Exelon Corp 4 .100 03/15/52 399,532
1,500,000 Exelon Generation Co LLC 3 .250 06/01/25 1,435,123
900,000 Exelon Generation Co LLC 6 .250 10/01/39 918,005
625,000 Exelon Generation Co LLC 5 .600 06/15/42 602,199
500,000 Florida Power & Light Co 3 .250 06/01/24 488,691
907,000 Florida Power & Light Co 3 .125 12/01/25 874,486
1,000,000 Florida Power & Light Co 2 .450 02/03/32 833,113

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 100,000 Florida Power & Light Co 4 .125% 02/01/42 $ 86,622
200,000 Florida Power & Light Co 4 .050 06/01/42 172,006
450,000 Florida Power & Light Co 3 .800 12/15/42 371,695
400,000 Florida Power & Light Co 4 .050 10/01/44 338,537
500,000 Florida Power & Light Co 3 .700 12/01/47 400,852
1,675,000 Florida Power & Light Co 3 .950 03/01/48 1,382,361
500,000 Florida Power & Light Co 4 .125 06/01/48 424,886
1,100,000 Florida Power & Light Co 3 .990 03/01/49 922,216
400,000 Florida Power & Light Co 3 .150 10/01/49 288,111
500,000 Florida Power & Light Co 2 .875 12/04/51 335,322
768,000 Fortis, Inc 3 .055 10/04/26 712,389
600,000 Georgia Power Co 2 .200 09/15/24 572,158
100,000 Georgia Power Co 3 .250 04/01/26 94,543
700,000 Georgia Power Co 3 .250 03/30/27 646,676
700,000 Georgia Power Co 2 .650 09/15/29 597,724
625,000 Georgia Power Co 4 .300 03/15/42 536,646
700,000 Georgia Power Co 4 .300 03/15/43 583,506
2,500,000 Georgia Power Co 3 .250 03/15/51 1,720,310
200,000 Gulf Power Co 3 .300 05/30/27 188,004
250,000 Iberdrola International BV 5 .810 03/15/25 253,391
400,000 Iberdrola International BV 6 .750 07/15/36 422,955
500,000 Indiana Michigan Power Co 3 .850 05/15/28 471,201
225,000 Indiana Michigan Power Co 4 .550 03/15/46 188,047
100,000 Indiana Michigan Power Co 3 .750 07/01/47 74,223
300,000 Indiana Michigan Power Co 4 .250 08/15/48 243,253
675,000 Indiana Michigan Power Co 3 .250 05/01/51 459,156
500,000 Interstate Power & Light Co 3 .250 12/01/24 482,301
725,000 Interstate Power & Light Co 4 .100 09/26/28 690,320
325,000 Interstate Power & Light Co 3 .600 04/01/29 297,151
125,000 Interstate Power & Light Co 2 .300 06/01/30 102,136
100,000 Interstate Power & Light Co 6 .250 07/15/39 102,694
100,000 Interstate Power & Light Co 3 .700 09/15/46 72,499
300,000 Interstate Power & Light Co 3 .500 09/30/49 213,627
1,000,000 Interstate Power and Light Co 3 .100 11/30/51 648,459
1,000,000 IPALCO Enterprises, Inc 3 .700 09/01/24 969,018
100,000 IPALCO Enterprises, Inc 4 .250 05/01/30 88,837
300,000 ITC Holdings Corp 3 .650 06/15/24 292,653
100,000 ITC Holdings Corp 3 .250 06/30/26 93,520
900,000 ITC Holdings Corp 3 .350 11/15/27 828,625
200,000 Kansas City Power & Light Co 3 .650 08/15/25 194,262
100,000 Kansas City Power & Light Co 5 .300 10/01/41 95,443
650,000 Kansas City Power & Light Co 4 .200 06/15/47 527,144
100,000 Kansas City Power & Light Co 4 .200 03/15/48 81,067
300,000 Kansas City Power & Light Co 4 .125 04/01/49 240,130
300,000 Kentucky Utilities Co 4 .375 10/01/45 253,765
400,000 Kentucky Utilities Co 3 .300 06/01/50 280,952
250,000 KeySpan Corp 5 .803 04/01/35 235,050
300,000 Louisville Gas & Electric Co 4 .250 04/01/49 248,732
1,500,000 MidAmerican Energy Co 3 .100 05/01/27 1,404,329
575,000 MidAmerican Energy Co 3 .650 04/15/29 537,604
200,000 MidAmerican Energy Co 4 .800 09/15/43 186,334
200,000 MidAmerican Energy Co 4 .400 10/15/44 176,579
200,000 MidAmerican Energy Co 4 .250 05/01/46 169,223
500,000 MidAmerican Energy Co 3 .950 08/01/47 407,034
1,000,000 MidAmerican Energy Co 3 .650 08/01/48 784,647
300,000 MidAmerican Energy Co 4 .250 07/15/49 254,469
300,000 MidAmerican Energy Co 3 .150 04/15/50 212,322
1,000,000 MidAmerican Energy Co 2 .700 08/01/52 640,255
500,000 Mississippi Power Co 3 .950 03/30/28 468,874
750,000 Mississippi Power Co 4 .250 03/15/42 608,389

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Mississippi Power Co 3 .100% 07/30/51 $ 636,298
140,000 National Fuel Gas Co 3 .750 03/01/23 139,623
300,000 National Fuel Gas Co 5 .200 07/15/25 298,430
300,000 National Fuel Gas Co 5 .500 01/15/26 298,455
200,000 National Fuel Gas Co 3 .950 09/15/27 184,560
200,000 National Fuel Gas Co 4 .750 09/01/28 186,929
1,100,000 National Fuel Gas Co 2 .950 03/01/31 862,016
1,000,000 Nevada Power Co 3 .700 05/01/29 939,895
500,000 Nevada Power Co 2 .400 05/01/30 419,153
500,000 Nevada Power Co 3 .125 08/01/50 337,858
500,000 Nevada Power Co 5 .900 05/01/53 532,887
1,500,000 NextEra Energy Capital Holdings, Inc 4 .255 09/01/24 1,479,641
1,250,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 1,234,531
1,125,000 NextEra Energy Capital Holdings, Inc 3 .550 05/01/27 1,059,888
1,250,000 NextEra Energy Capital Holdings, Inc 4 .625 07/15/27 1,229,069
2,500,000 NextEra Energy Capital Holdings, Inc 1 .900 06/15/28 2,134,386
300,000 NextEra Energy Capital Holdings, Inc 3 .500 04/01/29 272,519
450,000 NextEra Energy Capital Holdings, Inc 2 .750 11/01/29 389,230
2,980,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 2,450,600
1,000,000 NextEra Energy Capital Holdings, Inc 2 .440 01/15/32 806,905
450,000 NextEra Energy Capital Holdings, Inc 5 .000 07/15/32 441,334
1,000,000 NextEra Energy Capital Holdings, Inc 3 .000 01/15/52 652,851
1,700,000 NextEra Energy Capital Holdings, Inc 5 .650 05/01/79 1,543,948
1,000,000 NextEra Energy Capital Holdings, Inc 3 .800 03/15/82 814,845
500,000 NiSource, Inc 0 .950 08/15/25 450,747
1,000,000 NiSource, Inc 3 .490 05/15/27 941,903
750,000 NiSource, Inc 2 .950 09/01/29 650,470
200,000 NiSource, Inc 3 .600 05/01/30 178,084
800,000 NiSource, Inc 1 .700 02/15/31 609,859
77,000 NiSource, Inc 5 .950 06/15/41 77,837
700,000 NiSource, Inc 5 .250 02/15/43 662,078
450,000 NiSource, Inc 4 .800 02/15/44 395,418
815,000 NiSource, Inc 5 .650 02/01/45 795,200
350,000 NiSource, Inc 4 .375 05/15/47 292,646
500,000 NiSource, Inc 3 .950 03/30/48 387,836
200,000 NiSource, Inc 5 .000 06/15/52 181,868
600,000 Northern States Power Co 2 .250 04/01/31 498,163
425,000 Northern States Power Co 5 .350 11/01/39 427,900
175,000 Northern States Power Co 3 .600 05/15/46 134,657
1,950,000 Northern States Power Co 3 .600 09/15/47 1,501,876
325,000 Northern States Power Co 2 .900 03/01/50 222,288
750,000 Northern States Power Co 2 .600 06/01/51 475,388
1,000,000 Northern States Power Co 3 .200 04/01/52 710,968
400,000 Northern States Power Co 4 .500 06/01/52 362,394
1,000,000 Northwest Pipeline LLC 4 .000 04/01/27 945,275
200,000 NorthWestern Corp 4 .176 11/15/44 162,269
300,000 NSTAR Electric Co 3 .200 05/15/27 281,364
1,000,000 NSTAR Electric Co 1 .950 08/15/31 795,108
1,100,000 NSTAR Electric Co 3 .100 06/01/51 755,288
350,000 NSTAR Electric Co 4 .550 06/01/52 314,977
1,000,000 Nutrien Ltd 5 .950 11/07/25 1,020,333
1,000,000 nVent Finance Sarl 2 .750 11/15/31 769,376
200,000 Nvent Finance Sarl 4 .550 04/15/28 183,628
500,000 g Oglethorpe Power Corp 4 .500 04/01/47 396,959
500,000 Oglethorpe Power Corp 5 .050 10/01/48 427,503
750,000 Oglethorpe Power Corp 3 .750 08/01/50 537,847
500,000 Oglethorpe Power Corp 5 .250 09/01/50 427,617
2,000,000 Ohio Power Co 1 .625 01/15/31 1,547,579
500,000 Ohio Power Co 4 .150 04/01/48 405,637
1,500,000 Ohio Power Co 4 .000 06/01/49 1,182,924

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Ohio Power Co 2 .900% 10/01/51 $ 650,620
200,000 Oklahoma Gas & Electric Co 3 .800 08/15/28 186,989
500,000 Oklahoma Gas & Electric Co 3 .300 03/15/30 441,055
100,000 Oklahoma Gas & Electric Co 3 .250 04/01/30 87,182
200,000 Oklahoma Gas & Electric Co 4 .150 04/01/47 158,733
200,000 Oklahoma Gas & Electric Co 3 .850 08/15/47 150,109
400,000 Oncor Electric Delivery Co LLC 2 .950 04/01/25 384,008
1,000,000 Oncor Electric Delivery Co LLC 0 .550 10/01/25 892,533
750,000 Oncor Electric Delivery Co LLC 3 .700 11/15/28 707,299
1,500,000 Oncor Electric Delivery Co LLC 5 .750 03/15/29 1,555,691
425,000 g Oncor Electric Delivery Co LLC 4 .150 06/01/32 400,980
500,000 g Oncor Electric Delivery Co LLC 4 .550 09/15/32 489,509
100,000 Oncor Electric Delivery Co LLC 5 .250 09/30/40 99,093
550,000 Oncor Electric Delivery Co LLC 4 .550 12/01/41 500,726
56,000 Oncor Electric Delivery Co LLC 5 .300 06/01/42 55,691
300,000 Oncor Electric Delivery Co LLC 3 .750 04/01/45 241,175
400,000 Oncor Electric Delivery Co LLC 3 .800 09/30/47 323,865
200,000 Oncor Electric Delivery Co LLC 4 .100 11/15/48 168,992
500,000 Oncor Electric Delivery Co LLC 3 .800 06/01/49 401,898
500,000 Oncor Electric Delivery Co LLC 3 .100 09/15/49 353,891
200,000 Oncor Electric Delivery Co LLC 3 .700 05/15/50 157,681
550,000 Oncor Electric Delivery Co LLC 2 .700 11/15/51 359,203
500,000 g Oncor Electric Delivery Co LLC 4 .950 09/15/52 482,563
164,000 Oncor Electric Delivery Co LLC 5 .350 10/01/52 165,378
137,000 ONE Gas, Inc 3 .610 02/01/24 134,543
100,000 ONE Gas, Inc 2 .000 05/15/30 81,308
500,000 e ONE Gas, Inc 4 .250 09/01/32 473,448
100,000 ONE Gas, Inc 4 .658 02/01/44 86,129
500,000 ONE Gas, Inc 4 .500 11/01/48 409,160
200,000 ONEOK Partners LP 5 .000 09/15/23 199,774
700,000 ONEOK Partners LP 4 .900 03/15/25 689,857
130,000 ONEOK Partners LP 6 .650 10/01/36 130,096
250,000 ONEOK Partners LP 6 .850 10/15/37 251,944
100,000 ONEOK Partners LP 6 .125 02/01/41 94,311
825,000 ONEOK, Inc 6 .100 11/15/32 824,959
5,000,000 Pacific Gas and Electric Co 3 .150 01/01/26 4,646,037
500,000 Pacific Gas and Electric Co 5 .450 06/15/27 493,054
3,000,000 Pacific Gas and Electric Co 2 .100 08/01/27 2,562,094
1,500,000 Pacific Gas and Electric Co 3 .000 06/15/28 1,296,755
1,000,000 Pacific Gas and Electric Co 4 .200 03/01/29 892,776
3,000,000 Pacific Gas and Electric Co 4 .550 07/01/30 2,719,196
3,000,000 Pacific Gas and Electric Co 2 .500 02/01/31 2,327,659
2,000,000 Pacific Gas and Electric Co 3 .250 06/01/31 1,625,705
1,000,000 Pacific Gas and Electric Co 4 .400 03/01/32 872,813
500,000 Pacific Gas and Electric Co 5 .900 06/15/32 487,895
750,000 Pacific Gas and Electric Co 4 .500 07/01/40 586,175
1,000,000 Pacific Gas and Electric Co 3 .300 08/01/40 677,068
1,500,000 Pacific Gas and Electric Co 4 .200 06/01/41 1,110,331
1,200,000 Pacific Gas and Electric Co 4 .950 07/01/50 929,809
2,300,000 Pacific Gas and Electric Co 3 .500 08/01/50 1,428,566
1,000,000 Pacific Gas and Electric Co 5 .250 03/01/52 816,363
500,000 PacifiCorp 3 .500 06/15/29 460,065
500,000 PacifiCorp 2 .700 09/15/30 429,850
850,000 PacifiCorp 6 .000 01/15/39 884,041
300,000 PacifiCorp 4 .125 01/15/49 245,488
1,300,000 PacifiCorp 4 .150 02/15/50 1,066,010
250,000 PacifiCorp 3 .300 03/15/51 179,528
2,000,000 PacifiCorp 2 .900 06/15/52 1,305,578
750,000 PacifiCorp 5 .350 12/01/53 742,274
200,000 PECO Energy Co 3 .150 10/15/25 192,347

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 PECO Energy Co 4 .150% 10/01/44 $ 169,911
200,000 PECO Energy Co 3 .700 09/15/47 156,260
1,200,000 PECO Energy Co 3 .900 03/01/48 978,496
125,000 PECO Energy Co 3 .000 09/15/49 85,313
100,000 PECO Energy Co 2 .800 06/15/50 65,415
475,000 PECO Energy Co 3 .050 03/15/51 324,477
1,000,000 PECO Energy Co 2 .850 09/15/51 658,210
500,000 PECO Energy Co 4 .600 05/15/52 449,514
500,000 PECO Energy Co 4 .375 08/15/52 439,802
469,084 PG&E WILDFIRE RECOVERY 3 .594 06/01/30 444,183
250,000 PG&E WILDFIRE RECOVERY 4 .263 06/01/36 231,652
250,000 PG&E WILDFIRE RECOVERY 4 .377 06/01/39 222,608
1,000,000 PG&E WILDFIRE RECOVERY 4 .451 12/01/47 866,996
1,000,000 PG&E WILDFIRE RECOVERY 4 .674 12/01/51 885,403
500,000 PG&E Wildfire Recovery Funding LLC 4 .022 06/01/31 475,362
500,000 PG&E Wildfire Recovery Funding LLC 4 .722 06/01/37 474,431
500,000 PG&E Wildfire Recovery Funding LLC 5 .081 06/01/41 479,571
750,000 PG&E Wildfire Recovery Funding LLC 5 .212 12/01/47 723,978
750,000 PG&E Wildfire Recovery Funding LLC 5 .099 06/01/52 705,163
1,000,000 Piedmont Natural Gas Co, Inc 2 .500 03/15/31 815,603
200,000 Piedmont Natural Gas Co, Inc 4 .650 08/01/43 172,056
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,070,256
1,000,000 Piedmont Natural Gas Co, Inc 5 .050 05/15/52 902,264
1,000,000 Pinnacle West Capital Corp 1 .300 06/15/25 910,398
200,000 Potomac Electric Power Co 3 .600 03/15/24 196,595
900,000 Potomac Electric Power Co 4 .150 03/15/43 759,947
950,000 PPL Capital Funding, Inc 3 .100 05/15/26 887,725
200,000 PPL Electric Utilities Corp 4 .125 06/15/44 166,994
275,000 PPL Electric Utilities Corp 4 .150 10/01/45 228,584
500,000 PPL Electric Utilities Corp 3 .950 06/01/47 404,572
200,000 PPL Electric Utilities Corp 4 .150 06/15/48 167,350
525,000 PPL Electric Utilities Corp 3 .000 10/01/49 354,015
250,000 Public Service Co of Colorado 3 .700 06/15/28 237,891
1,000,000 Public Service Co of Colorado 1 .900 01/15/31 802,135
1,050,000 Public Service Co of Colorado 1 .875 06/15/31 835,849
275,000 Public Service Co of Colorado 4 .100 06/01/32 258,680
200,000 Public Service Co of Colorado 3 .800 06/15/47 157,512
100,000 Public Service Co of Colorado 4 .100 06/15/48 82,820
300,000 Public Service Co of Colorado 4 .050 09/15/49 246,227
400,000 Public Service Co of Colorado 3 .200 03/01/50 283,725
350,000 Public Service Co of Colorado 2 .700 01/15/51 225,338
1,200,000 Public Service Co of New Hampshire 2 .200 06/15/31 985,623
100,000 Public Service Co of New Hampshire 3 .600 07/01/49 76,726
500,000 Public Service Co of Oklahoma 2 .200 08/15/31 398,163
500,000 Public Service Co of Oklahoma 3 .150 08/15/51 331,416
300,000 Public Service Electric & Gas Co 3 .250 09/01/23 296,513
300,000 Public Service Electric & Gas Co 2 .250 09/15/26 272,447
450,000 Public Service Electric & Gas Co 3 .000 05/15/27 420,235
250,000 Public Service Electric & Gas Co 3 .700 05/01/28 236,852
500,000 Public Service Electric & Gas Co 2 .450 01/15/30 428,937
200,000 Public Service Electric & Gas Co 3 .800 01/01/43 162,915
600,000 Public Service Electric & Gas Co 3 .800 03/01/46 475,003
200,000 Public Service Electric & Gas Co 3 .600 12/01/47 151,875
250,000 Public Service Electric & Gas Co 4 .050 05/01/48 205,895
500,000 Public Service Electric & Gas Co 3 .850 05/01/49 395,608
575,000 Public Service Electric & Gas Co 3 .200 08/01/49 410,459
500,000 Public Service Electric & Gas Co 3 .150 01/01/50 349,630
175,000 Public Service Electric & Gas Co 2 .700 05/01/50 113,036
425,000 Public Service Electric & Gas Co 2 .050 08/01/50 236,817
1,000,000 Public Service Electric and Gas Co 0 .950 03/15/26 887,740

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Public Service Electric and Gas Co 1 .900% 08/15/31 $ 794,875
225,000 Public Service Electric and Gas Co 4 .900 12/15/32 225,403
2,000,000 Public Service Electric and Gas Co 3 .000 03/01/51 1,361,308
400,000 Public Service Enterprise Group, Inc 0 .800 08/15/25 358,487
1,000,000 Public Service Enterprise Group, Inc 5 .850 11/15/27 1,029,046
400,000 Public Service Enterprise Group, Inc 1 .600 08/15/30 310,145
1,000,000 Public Service Enterprise Group, Inc 2 .450 11/15/31 799,171
1,585,000 Puget Energy, Inc 3 .650 05/15/25 1,507,534
1,000,000 Puget Energy, Inc 2 .379 06/15/28 850,874
1,000,000 Puget Energy, Inc 4 .100 06/15/30 892,961
250,000 Puget Sound Energy, Inc 5 .757 10/01/39 249,747
200,000 Puget Sound Energy, Inc 4 .300 05/20/45 165,458
275,000 Puget Sound Energy, Inc 3 .250 09/15/49 188,069
750,000 Puget Sound Energy, Inc 2 .893 09/15/51 478,995
1,000,000 g Sabine Pass Liquefaction LLC 5 .900 09/15/37 1,000,692
400,000 San Diego Gas & Electric Co 3 .600 09/01/23 395,283
800,000 San Diego Gas & Electric Co 2 .500 05/15/26 741,067
500,000 San Diego Gas & Electric Co 1 .700 10/01/30 395,368
300,000 San Diego Gas & Electric Co 3 .750 06/01/47 232,893
300,000 San Diego Gas & Electric Co 4 .150 05/15/48 250,108
750,000 San Diego Gas & Electric Co 4 .100 06/15/49 610,387
675,000 San Diego Gas & Electric Co 2 .950 08/15/51 455,874
1,000,000 San Diego Gas & Electric Co 3 .700 03/15/52 786,211
1,000,000 Santander UK Group Holdings plc 6 .833 11/21/26 1,012,921
1,525,000 Sempra Energy 3 .250 06/15/27 1,410,587
675,000 Sempra Energy 3 .400 02/01/28 626,467
825,000 Sempra Energy 3 .800 02/01/38 676,536
125,000 Sempra Energy 6 .000 10/15/39 126,317
850,000 Sempra Energy 4 .000 02/01/48 662,385
1,380,000 Sempra Energy 4 .125 04/01/52 1,068,584
869,000 Sierra Pacific Power Co 2 .600 05/01/26 807,019
50,000 South Carolina Electric & Gas Co 5 .300 05/15/33 50,337
125,000 South Carolina Electric & Gas Co 5 .450 02/01/41 122,656
800,000 South Carolina Electric & Gas Co 4 .600 06/15/43 712,041
100,000 Southern California Edison Co 3 .400 06/01/23 99,198
500,000 Southern California Edison Co 0 .700 08/01/23 487,072
500,000 Southern California Edison Co 0 .975 08/01/24 467,560
500,000 Southern California Edison Co 3 .700 08/01/25 483,741
1,000,000 Southern California Edison Co 1 .200 02/01/26 886,768
500,000 Southern California Edison Co 4 .700 06/01/27 489,599
750,000 Southern California Edison Co 5 .850 11/01/27 771,965
750,000 Southern California Edison Co 3 .650 03/01/28 699,101
500,000 Southern California Edison Co 4 .200 03/01/29 475,542
600,000 Southern California Edison Co 2 .850 08/01/29 521,464
1,750,000 Southern California Edison Co 2 .250 06/01/30 1,441,222
1,500,000 Southern California Edison Co 2 .500 06/01/31 1,236,017
500,000 Southern California Edison Co 2 .750 02/01/32 418,634
750,000 Southern California Edison Co 5 .950 11/01/32 792,449
185,000 Southern California Edison Co 6 .050 03/15/39 187,832
300,000 Southern California Edison Co 4 .500 09/01/40 256,172
825,000 Southern California Edison Co 4 .650 10/01/43 713,089
450,000 Southern California Edison Co 3 .600 02/01/45 322,803
1,937,000 Southern California Edison Co 4 .000 04/01/47 1,513,718
1,675,000 Southern California Edison Co 4 .125 03/01/48 1,336,606
1,500,000 Southern California Edison Co 2 .950 02/01/51 960,946
1,000,000 Southern California Edison Co 3 .650 06/01/51 726,821
500,000 Southern California Edison Co 3 .450 02/01/52 355,715
200,000 Southern California Gas Co 3 .200 06/15/25 192,964
200,000 Southern California Gas Co 2 .600 06/15/26 185,366
1,000,000 Southern California Gas Co 2 .950 04/15/27 922,147

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 Southern California Gas Co 2 .550% 02/01/30 $ 425,493
150,000 Southern California Gas Co 3 .750 09/15/42 117,315
500,000 Southern California Gas Co 4 .125 06/01/48 400,951
300,000 Southern California Gas Co 4 .300 01/15/49 246,875
500,000 Southern California Gas Co 3 .950 02/15/50 387,974
500,000 Southern California Gas Co 6 .350 11/15/52 546,950
2,000,000 Southern Co 5 .113 08/01/27 1,992,577
1,500,000 Southern Co 1 .750 03/15/28 1,262,877
2,500,000 Southern Co 3 .700 04/30/30 2,256,308
400,000 Southern Co 4 .250 07/01/36 350,080
800,000 Southern Co 4 .400 07/01/46 667,192
1,000,000 Southern Co 4 .000 01/15/51 910,000
1,500,000 Southern Co 3 .750 09/15/51 1,211,177
200,000 Southern Co Gas Capital Corp 2 .450 10/01/23 195,641
400,000 Southern Co Gas Capital Corp 3 .250 06/15/26 372,349
500,000 Southern Co Gas Capital Corp 1 .750 01/15/31 383,152
275,000 Southern Co Gas Capital Corp 4 .400 06/01/43 224,709
100,000 Southern Co Gas Capital Corp 3 .950 10/01/46 74,939
900,000 Southern Co Gas Capital Corp 4 .400 05/30/47 712,838
175,000 Southern Co Gas Capital Corp 3 .150 09/30/51 113,275
200,000 Southern Power Co 4 .150 12/01/25 196,015
950,000 Southern Power Co 0 .900 01/15/26 836,249
300,000 Southern Power Co 4 .950 12/15/46 255,640
500,000 Southwest Gas Corp 5 .800 12/01/27 506,369
150,000 Southwest Gas Corp 3 .700 04/01/28 136,605
100,000 Southwest Gas Corp 2 .200 06/15/30 78,213
500,000 Southwest Gas Corp 4 .050 03/15/32 439,033
100,000 Southwest Gas Corp 3 .800 09/29/46 68,839
500,000 Southwest Gas Corp 4 .150 06/01/49 361,490
1,000,000 Southwest Gas Corp 3 .180 08/15/51 610,705
500,000 Southwestern Electric Power Co 2 .750 10/01/26 460,132
675,000 Southwestern Electric Power Co 4 .100 09/15/28 639,757
750,000 Southwestern Electric Power Co 3 .850 02/01/48 553,046
750,000 Southwestern Electric Power Co 3 .250 11/01/51 493,051
600,000 Southwestern Public Service Co 4 .500 08/15/41 522,642
300,000 Southwestern Public Service Co 3 .400 08/15/46 216,366
225,000 Southwestern Public Service Co 3 .700 08/15/47 168,942
200,000 Southwestern Public Service Co 4 .400 11/15/48 167,521
750,000 Southwestern Public Service Co 3 .750 06/15/49 573,893
650,000 Southwestern Public Service Co 3 .150 05/01/50 448,296
1,500,000 Spire Missouri, Inc 3 .300 06/01/51 1,022,838
1,000,000 Tampa Electric Co 2 .400 03/15/31 810,937
100,000 Tampa Electric Co 4 .100 06/15/42 81,264
175,000 Tampa Electric Co 4 .350 05/15/44 145,016
200,000 Tampa Electric Co 4 .300 06/15/48 161,755
200,000 Tampa Electric Co 4 .450 06/15/49 165,012
575,000 Tampa Electric Co 3 .625 06/15/50 415,929
925,000 Tampa Electric Co 3 .450 03/15/51 645,767
300,000 TC PipeLines LP 4 .375 03/13/25 293,488
350,000 TC PipeLines LP 3 .900 05/25/27 329,729
200,000 Tucson Electric Power Co 3 .050 03/15/25 191,562
125,000 Tucson Electric Power Co 1 .500 08/01/30 95,618
200,000 Tucson Electric Power Co 4 .850 12/01/48 171,071
2,000,000 Tucson Electric Power Co 3 .250 05/01/51 1,315,988
200,000 Union Electric Co 2 .950 06/15/27 186,183
300,000 Union Electric Co 3 .500 03/15/29 276,645
500,000 Union Electric Co 2 .950 03/15/30 438,760
1,000,000 Union Electric Co 2 .150 03/15/32 790,377
100,000 Union Electric Co 8 .450 03/15/39 126,736
100,000 Union Electric Co 3 .900 09/15/42 81,836

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 100,000 Union Electric Co 3 .650% 04/15/45 $ 76,814
200,000 Union Electric Co 4 .000 04/01/48 160,994
1,000,000 Union Electric Co 3 .250 10/01/49 707,578
675,000 Union Electric Co 2 .625 03/15/51 425,315
125,000 Union Electric Co 3 .900 04/01/52 100,704
100,000 United Utilities plc 6 .875 08/15/28 105,577
500,000 Virginia Electric & Power Co 3 .450 02/15/24 491,074
900,000 Virginia Electric & Power Co 2 .950 11/15/26 838,690
1,750,000 Virginia Electric & Power Co 3 .500 03/15/27 1,653,813
2,000,000 Virginia Electric & Power Co 3 .800 04/01/28 1,884,174
1,000,000 Virginia Electric & Power Co 2 .875 07/15/29 880,420
250,000 Virginia Electric & Power Co 4 .650 08/15/43 219,485
400,000 Virginia Electric & Power Co 4 .450 02/15/44 342,936
200,000 Virginia Electric & Power Co 4 .200 05/15/45 162,550
1,100,000 Virginia Electric & Power Co 4 .000 11/15/46 862,643
700,000 Virginia Electric & Power Co 3 .800 09/15/47 535,100
1,300,000 Virginia Electric & Power Co 4 .600 12/01/48 1,125,961
500,000 Virginia Electric & Power Co 3 .300 12/01/49 357,083
500,000 Virginia Electric and Power Co 3 .750 05/15/27 477,163
1,000,000 Virginia Electric and Power Co 2 .300 11/15/31 804,786
1,000,000 e Virginia Electric and Power Co 2 .400 03/30/32 807,947
500,000 Virginia Electric and Power Co 2 .450 12/15/50 296,373
500,000 Virginia Electric and Power Co 4 .625 05/15/52 436,335
200,000 Washington Gas Light Co 3 .796 09/15/46 148,315
700,000 Washington Gas Light Co 3 .650 09/15/49 507,688
365,000 WEC Energy Group, Inc 3 .550 06/15/25 349,795
1,000,000 WEC Energy Group, Inc 5 .150 10/01/27 1,010,671
500,000 WEC Energy Group, Inc 1 .375 10/15/27 424,106
500,000 WEC Energy Group, Inc 1 .800 10/15/30 389,862
500,000 Westar Energy, Inc 4 .125 03/01/42 415,103
175,000 Westar Energy, Inc 4 .100 04/01/43 143,545
375,000 Westar Energy, Inc 3 .250 09/01/49 259,189
175,000 Wisconsin Electric Power Co 2 .050 12/15/24 165,643
1,000,000 Wisconsin Electric Power Co 1 .700 06/15/28 851,313
575,000 Wisconsin Electric Power Co 4 .750 09/30/32 563,407
200,000 Wisconsin Electric Power Co 5 .625 05/15/33 206,247
200,000 Wisconsin Electric Power Co 4 .300 10/15/48 163,078
325,000 Wisconsin Power & Light Co 3 .050 10/15/27 299,789
500,000 Wisconsin Power & Light Co 3 .000 07/01/29 440,890
225,000 Wisconsin Power & Light Co 3 .650 04/01/50 164,781
500,000 Wisconsin Power and Light Co 3 .950 09/01/32 457,596
200,000 Wisconsin Public Service Corp 4 .752 11/01/44 176,267
300,000 Wisconsin Public Service Corp 3 .300 09/01/49 209,142
550,000 Wisconsin Public Service Corp 2 .850 12/01/51 351,712
750,000 Xcel Energy, Inc 3 .350 12/01/26 704,328
1,000,000 Xcel Energy, Inc 1 .750 03/15/27 875,965
900,000 Xcel Energy, Inc 4 .000 06/15/28 861,406
1,000,000 Xcel Energy, Inc 2 .350 11/15/31 798,889
200,000 Xcel Energy, Inc 4 .800 09/15/41 174,740
500,000 Xcel Energy, Inc 3 .500 12/01/49 364,662
1,000,000 Yale Haven Health Services Corp 2 .496 07/01/50 598,195
TOTAL UTILITIES 406,164,953
TOTAL CORPORATE BONDS 4,780,646,309
(Cost $5,565,380,751)
GOVERNMENT BONDS - 72 .8%
AGENCY SECURITIES - 1 .0%
10,000,000 Federal Farm Credit Bank (FFCB) 0 .300 09/01/23 9,707,156
1,145,000 FFCB 3 .500 12/20/23 1,129,684

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 1,670,000 FFCB 0 .250% 02/26/24 $ 1,587,407
7,500,000 FFCB 2 .625 05/16/24 7,290,846
1,500,000 FFCB 3 .375 08/26/24 1,468,821
10,000,000 FFCB 4 .250 09/26/24 9,943,812
1,750,000 FFCB 1 .125 01/06/25 1,634,874
4,000,000 FFCB 1 .750 02/14/25 3,798,207
5,000,000 FFCB 1 .650 07/23/35 3,474,300
3,200,000 Federal Home Loan Bank (FHLB) 0 .125 06/02/23 3,142,631
4,000,000 FHLB 2 .750 06/28/24 3,890,012
615,000 FHLB 3 .000 07/08/24 599,301
10,000,000 e FHLB 0 .500 04/14/25 9,190,617
2,000,000 FHLB 0 .375 09/04/25 1,800,212
13,875,000 FHLB 3 .250 11/16/28 13,323,628
3,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 2,958,503
12,625,000 FHLMC 2 .750 06/19/23 12,518,466
3,782,000 FHLMC 0 .250 12/04/23 3,625,181
10,000,000 FHLMC 1 .500 02/12/25 9,422,798
6,000,000 FHLMC 0 .375 07/21/25 5,429,698
5,000,000 FHLMC 0 .375 09/23/25 4,499,405
10,000,000 Federal National Mortgage Association (FNMA) 2 .375 01/19/23 9,991,517
5,250,000 FNMA 0 .250 07/10/23 5,126,885
1,000,000 FNMA 2 .875 09/12/23 987,147
2,500,000 FNMA 2 .500 02/05/24 2,440,004
5,000,000 FNMA 1 .750 07/02/24 4,786,231
13,700,000 FNMA 2 .625 09/06/24 13,291,044
3,000,000 FNMA 1 .625 01/07/25 2,833,907
4,000,000 FNMA 0 .625 04/22/25 3,674,975
10,000,000 FNMA 0 .375 08/25/25 9,018,851
4,500,000 FNMA 0 .500 11/07/25 4,046,642
4,000,000 FNMA 1 .875 09/24/26 3,690,612
3,000,000 e FNMA 0 .750 10/08/27 2,583,707
10,000,000 FNMA 0 .875 08/05/30 7,937,911
5,000,000 FNMA 6 .625 11/15/30 5,863,325
1,000,000 FNMA 5 .625 07/15/37 1,117,782
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 1,253,569
800,000 Israel Government AID International Bond 5 .500 09/18/23 803,514
300,000 Israel Government AID International Bond 5 .500 04/26/24 301,861
250,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 235,280
200,000 PEFCO 3 .250 06/15/25 192,519
750,000 Tennessee Valley Authority (TVA) 2 .875 09/15/24 726,897
2,000,000 TVA 0 .750 05/15/25 1,827,691
1,425,000 TVA 2 .875 02/01/27 1,349,086
5,000,000 TVA 1 .500 09/15/31 3,923,312
500,000 TVA 5 .880 04/01/36 548,322
500,000 TVA 5 .500 06/15/38 537,908
4,300,000 TVA 3 .500 12/15/42 3,567,964
750,000 TVA 4 .250 09/15/52 663,514
1,750,000 TVA 4 .625 09/15/60 1,635,750
300,000 TVA 4 .250 09/15/65 260,358
TOTAL AGENCY SECURITIES 205,653,644
FOREIGN GOVERNMENT BONDS - 3 .1%
5,000,000 African Development Bank 0 .875 03/23/26 4,470,943
3,000,000 African Development Bank 0 .875 07/22/26 2,655,717
2,250,000 Asian Development Bank 0 .250 07/14/23 2,197,277
2,000,000 Asian Development Bank 0 .250 10/06/23 1,932,086
2,200,000 Asian Development Bank 2 .625 01/30/24 2,148,259
1,220,000 Asian Development Bank 0 .625 10/08/24 1,137,908
2,000,000 e Asian Development Bank 1 .500 10/18/24 1,892,816
500,000 Asian Development Bank 2 .000 01/22/25 475,416

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,000,000 Asian Development Bank 2 .875% 05/06/25 $ 2,895,960
6,000,000 Asian Development Bank 0 .375 09/03/25 5,392,936
3,000,000 Asian Development Bank 0 .500 02/04/26 2,666,542
5,000,000 Asian Development Bank 1 .000 04/14/26 4,496,998
1,500,000 Asian Development Bank 2 .000 04/24/26 1,394,165
1,000,000 Asian Development Bank 2 .625 01/12/27 941,579
6,000,000 Asian Development Bank 1 .500 01/20/27 5,400,240
500,000 Asian Development Bank 2 .375 08/10/27 462,305
500,000 Asian Development Bank 2 .500 11/02/27 463,315
1,000,000 Asian Development Bank 2 .750 01/19/28 935,843
2,500,000 Asian Development Bank 1 .250 06/09/28 2,144,946
75,000 Asian Development Bank 5 .820 06/16/28 80,346
2,575,000 Asian Development Bank 3 .125 09/26/28 2,424,042
2,000,000 Asian Development Bank 1 .750 09/19/29 1,721,282
3,500,000 Asian Development Bank 1 .875 01/24/30 3,005,709
1,000,000 Asian Development Bank 0 .750 10/08/30 778,756
3,000,000 e Asian Development Bank 1 .500 03/04/31 2,465,640
500,000 Asian Development Bank 3 .125 04/27/32 462,053
2,400,000 Asian Development Bank 3 .875 09/28/32 2,359,922
3,000,000 Asian Infrastructure Investment Bank 0 .500 10/30/24 2,779,487
3,000,000 Asian Infrastructure Investment Bank 0 .500 05/28/25 2,725,170
3,000,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 2,648,638
2,000,000 Asian Infrastructure Investment Bank 3 .750 09/14/27 1,947,055
3,000,000 Canada Government International Bond 1 .625 01/22/25 2,835,822
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,808,537
1,000,000 Canada Government International Bond 0 .750 05/19/26 889,928
600,000 Chile Government International Bond 2 .750 01/31/27 551,349
1,715,000 Chile Government International Bond 3 .240 02/06/28 1,588,152
2,500,000 e Chile Government International Bond 2 .450 01/31/31 2,073,568
3,500,000 e Chile Government International Bond 2 .550 01/27/32 2,863,619
1,000,000 Chile Government International Bond 2 .550 07/27/33 782,618
600,000 Chile Government International Bond 3 .500 01/31/34 510,779
1,700,000 Chile Government International Bond 3 .100 05/07/41 1,221,173
1,000,000 Chile Government International Bond 4 .340 03/07/42 844,891
2,613,000 e Chile Government International Bond 3 .500 01/25/50 1,882,989
1,500,000 Chile Government International Bond 3 .500 04/15/53 1,063,888
2,500,000 Chile Government International Bond 3 .100 01/22/61 1,556,481
750,000 Chile Government International Bond 3 .250 09/21/71 461,711
750,000 Corp Andina de Fomento 2 .750 01/06/23 749,296
1,000,000 Corp Andina de Fomento 2 .375 05/12/23 988,607
750,000 Corp Andina de Fomento 3 .750 11/23/23 738,130
1,125,000 Corp Andina de Fomento 1 .250 10/26/24 1,044,753
1,000,000 e Corp Andina de Fomento 1 .625 09/23/25 906,212
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 995,300
1,480,000 Council of Europe Development Bank 1 .375 02/27/25 1,385,758
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,449,027
2,000,000 Council Of Europe Development Bank 0 .875 09/22/26 1,761,531
2,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 1,899,485
3,000,000 European Bank for Reconstruction & Development 0 .500 11/25/25 2,682,138
2,000,000 e European Bank for Reconstruction & Development 0 .500 01/28/26 1,779,914
4,000,000 European Investment Bank 2 .250 06/24/24 3,864,687
5,000,000 European Investment Bank 0 .375 07/24/24 4,682,569
1,500,000 e European Investment Bank 2 .500 10/15/24 1,447,475
3,250,000 European Investment Bank 1 .625 03/14/25 3,062,215
3,500,000 European Investment Bank 0 .625 07/25/25 3,184,855
5,000,000 European Investment Bank 2 .750 08/15/25 4,803,462
3,000,000 European Investment Bank 0 .375 12/15/25 2,677,565
3,500,000 European Investment Bank 0 .375 03/26/26 3,089,644
2,760,000 European Investment Bank 0 .750 10/26/26 2,419,682
7,000,000 European Investment Bank 1 .375 03/15/27 6,260,791

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 400,000 European Investment Bank 2 .375% 05/24/27 $ 371,416
250,000 European Investment Bank 0 .625 10/21/27 212,058
1,310,000 European Investment Bank 3 .250 11/15/27 1,259,180
550,000 European Investment Bank 1 .625 10/09/29 470,619
1,000,000 European Investment Bank 0 .875 05/17/30 797,443
2,000,000 European Investment Bank 0 .750 09/23/30 1,568,909
2,500,000 e European Investment Bank 1 .250 02/14/31 2,031,542
1,705,000 European Investment Bank 4 .875 02/15/36 1,812,876
1,300,000 Export Development Canada 2 .625 02/21/24 1,269,736
4,000,000 Export Development Canada 3 .375 08/26/25 3,894,179
1,375,000 Export-Import Bank of Korea 3 .625 11/27/23 1,358,175
500,000 Export-Import Bank of Korea 4 .000 01/14/24 494,541
750,000 Export-Import Bank of Korea 2 .875 01/21/25 711,759
750,000 Export-Import Bank of Korea 1 .875 02/12/25 703,934
1,000,000 Export-Import Bank of Korea 0 .750 09/21/25 893,223
250,000 Export-Import Bank of Korea 3 .250 11/10/25 236,093
1,000,000 Export-Import Bank of Korea 0 .625 02/09/26 880,597
500,000 Export-Import Bank of Korea 2 .625 05/26/26 462,980
500,000 Export-Import Bank of Korea 3 .250 08/12/26 469,941
750,000 Export-Import Bank of Korea 1 .125 12/29/26 649,151
1,000,000 Export-Import Bank of Korea 1 .625 01/18/27 876,959
500,000 Export-Import Bank of Korea 2 .375 04/21/27 447,942
1,000,000 Export-Import Bank of Korea 4 .250 09/15/27 980,244
1,000,000 Export-Import Bank of Korea 1 .250 09/21/30 771,821
1,000,000 Export-Import Bank of Korea 1 .375 02/09/31 761,224
1,000,000 Export-Import Bank of Korea 2 .125 01/18/32 796,071
485,000 Export-Import Bank of Korea 4 .500 09/15/32 471,951
1,000,000 Export-Import Bank of Korea 2 .500 06/29/41 695,101
100,000 Finland Government International Bond 6 .950 02/15/26 106,216
1,250,000 Hungary Government International Bond 7 .625 03/29/41 1,363,182
200,000 Hydro Quebec 8 .500 12/01/29 243,219
750,000 Indonesia Government International Bond 2 .950 01/11/23 735,804
1,000,000 Indonesia Government International Bond 4 .150 09/20/27 980,492
750,000 Indonesia Government International Bond 3 .500 01/11/28 706,595
900,000 Indonesia Government International Bond 4 .750 02/11/29 896,625
1,250,000 Indonesia Government International Bond 3 .400 09/18/29 1,135,565
1,000,000 Indonesia Government International Bond 2 .850 02/14/30 889,827
675,000 Indonesia Government International Bond 3 .850 10/15/30 632,788
1,500,000 Indonesia Government International Bond 1 .850 03/12/31 1,214,721
1,500,000 Indonesia Government International Bond 2 .150 07/28/31 1,241,825
300,000 Indonesia Government International Bond 3 .550 03/31/32 271,211
1,000,000 Indonesia Government International Bond 4 .650 09/20/32 980,618
875,000 Indonesia Government International Bond 4 .350 01/11/48 746,139
1,125,000 Indonesia Government International Bond 5 .350 02/11/49 1,091,239
1,000,000 Indonesia Government International Bond 3 .700 10/30/49 770,177
1,000,000 Indonesia Government International Bond 3 .500 02/14/50 747,976
2,000,000 Indonesia Government International Bond 4 .200 10/15/50 1,656,374
485,000 Indonesia Government International Bond 4 .300 03/31/52 411,192
500,000 Indonesia Government International Bond 5 .450 09/20/52 485,050
1,000,000 Indonesia Government International Bond 3 .200 09/23/61 680,970
500,000 Indonesia Government International Bond 4 .450 04/15/70 419,914
1,750,000 Indonesia Government International Bond 3 .350 03/12/71 1,127,078
1,500,000 Inter-American Development Bank 2 .625 01/16/24 1,465,596
500,000 Inter-American Development Bank 2 .125 01/15/25 477,078
5,000,000 Inter-American Development Bank 1 .750 03/14/25 4,714,079
10,000,000 Inter-American Development Bank 0 .625 07/15/25 9,103,300
4,000,000 Inter-American Development Bank 0 .875 04/20/26 3,578,792
1,500,000 Inter-American Development Bank 2 .000 06/02/26 1,389,389
1,500,000 Inter-American Development Bank 2 .000 07/23/26 1,386,076
5,000,000 Inter-American Development Bank 1 .500 01/13/27 4,499,565

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Inter-American Development Bank 2 .375% 07/07/27 $ 924,800
2,000,000 Inter-American Development Bank 0 .625 09/16/27 1,697,186
4,000,000 Inter-American Development Bank 1 .125 07/20/28 3,396,334
2,000,000 Inter-American Development Bank 3 .125 09/18/28 1,891,939
3,000,000 Inter-American Development Bank 2 .250 06/18/29 2,679,843
2,000,000 Inter-American Development Bank 3 .500 09/14/29 1,921,931
3,000,000 Inter-American Development Bank 1 .125 01/13/31 2,396,370
1,450,000 Inter-American Development Bank 3 .200 08/07/42 1,201,322
300,000 Inter-American Development Bank 4 .375 01/24/44 293,750
2,000,000 Inter-American Investment Corp 2 .625 04/22/25 1,915,270
5,400,000 International Bank for Reconstruction & Development 7 .625 01/19/23 5,407,227
2,000,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,899,457
1,600,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,539,454
5,000,000 International Bank for Reconstruction & Development 1 .625 01/15/25 4,722,801
6,000,000 International Bank for Reconstruction & Development 0 .375 07/28/25 5,422,080
4,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 4,295,087
5,500,000 International Bank for Reconstruction & Development 0 .500 10/28/25 4,941,090
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 483,040
7,000,000 International Bank for Reconstruction & Development 0 .875 07/15/26 6,224,726
2,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 1,699,380
6,000,000 International Bank for Reconstruction & Development 3 .625 09/21/29 5,806,207
2,000,000 International Bank for Reconstruction & Development 1 .750 10/23/29 1,719,520
5,000,000 International Bank for Reconstruction & Development 0 .875 05/14/30 3,972,147
3,000,000 International Bank for Reconstruction & Development 0 .750 08/26/30 2,340,031
5,000,000 International Bank for Reconstruction & Development 1 .250 02/10/31 4,035,267
5,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 4,092,545
5,000,000 e International Bank for Reconstruction & Development 2 .500 03/29/32 4,388,699
834,000 International Bank for Reconstruction & Development 4 .750 02/15/35 868,194
1,300,000 International Finance Corp 2 .875 07/31/23 1,285,452
2,500,000 International Finance Corp 0 .375 07/16/25 2,260,609
5,000,000 International Finance Corp 0 .750 08/27/30 3,895,870
300,000 Israel Government International Bond 3 .150 06/30/23 296,158
1,000,000 Israel Government International Bond 2 .875 03/16/26 949,687
975,000 Israel Government International Bond 3 .250 01/17/28 925,556
600,000 Israel Government International Bond 2 .750 07/03/30 545,392
1,500,000 Israel Government International Bond 4 .500 01/30/43 1,397,988
200,000 Israel Government International Bond 4 .125 01/17/48 175,111
1,800,000 Israel Government International Bond 3 .875 07/03/50 1,508,581
300,000 Israel Government International Bond 4 .500 04/03/20 263,092
4,250,000 Japan Bank for International Cooperation 3 .375 10/31/23 4,188,673
2,300,000 Japan Bank for International Cooperation 2 .500 05/23/24 2,224,417
720,000 Japan Bank for International Cooperation 1 .750 10/17/24 681,065
500,000 Japan Bank for International Cooperation 2 .125 02/10/25 474,348
1,200,000 Japan Bank for International Cooperation 2 .875 04/14/25 1,151,464
3,000,000 Japan Bank for International Cooperation 0 .625 07/15/25 2,706,599
5,750,000 Japan Bank for International Cooperation 2 .750 01/21/26 5,433,390
400,000 Japan Bank for International Cooperation 2 .375 04/20/26 370,948
1,500,000 Japan Bank for International Cooperation 1 .875 07/21/26 1,359,337
1,000,000 Japan Bank for International Cooperation 2 .875 06/01/27 930,495
750,000 Japan Bank for International Cooperation 2 .875 07/21/27 696,429
300,000 Japan Bank for International Cooperation 2 .750 11/16/27 276,015
750,000 Japan Bank for International Cooperation 3 .500 10/31/28 705,864
2,000,000 Japan Bank for International Cooperation 2 .125 02/16/29 1,734,858
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 848,252
1,500,000 Japan Bank for International Cooperation 1 .250 01/21/31 1,167,585
3,000,000 Japan Bank for International Cooperation 1 .875 04/15/31 2,444,959
350,000 Japan International Cooperation Agency 2 .125 10/20/26 318,495
1,900,000 Japan International Cooperation Agency 3 .250 05/25/27 1,798,976
700,000 Japan International Cooperation Agency 3 .375 06/12/28 656,251
2,000,000 Japan International Cooperation Agency 1 .000 07/22/30 1,528,726

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,500,000 Japan International Cooperation Agency 1 .750% 04/28/31 $ 1,209,409
500,000 Korea Development Bank 2 .750 03/19/23 497,975
950,000 Korea Development Bank 0 .500 10/27/23 917,565
500,000 Korea Development Bank 3 .750 01/22/24 494,609
700,000 Korea Development Bank 3 .250 02/19/24 686,541
500,000 Korea Development Bank 0 .400 06/19/24 467,725
1,000,000 Korea Development Bank 2 .125 10/01/24 951,855
750,000 Korea Development Bank 1 .750 02/18/25 699,653
200,000 Korea Development Bank 3 .375 09/16/25 190,938
400,000 Korea Development Bank 3 .000 01/13/26 379,420
1,000,000 Korea Development Bank 0 .800 04/27/26 877,397
1,000,000 Korea Development Bank 0 .800 07/19/26 869,333
1,000,000 Korea Development Bank 1 .000 09/09/26 871,665
250,000 e Korea Development Bank 2 .000 09/12/26 226,199
1,000,000 Korea Development Bank 2 .250 02/24/27 901,863
1,000,000 Korea Development Bank 1 .625 01/19/31 782,514
500,000 Korea Government International Bond 3 .875 09/11/23 496,878
1,500,000 e Korea Government International Bond 2 .750 01/19/27 1,395,836
1,400,000 Korea Government International Bond 4 .125 06/10/44 1,285,117
500,000 e Korea Government International Bond 3 .875 09/20/48 433,383
3,000,000 Kreditanstalt fuer Wiederaufbau 2 .625 02/28/24 2,926,146
6,100,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 5,781,214
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .500 09/20/24 4,660,618
2,000,000 Kreditanstalt fuer Wiederaufbau 2 .500 11/20/24 1,924,075
5,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 4,680,807
7,000,000 Kreditanstalt fuer Wiederaufbau 2 .000 05/02/25 6,622,308
4,500,000 Kreditanstalt fuer Wiederaufbau 0 .625 01/22/26 4,029,709
3,219,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 2,860,230
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 2,860,645
7,750,000 Kreditanstalt fuer Wiederaufbau 2 .875 04/03/28 7,286,783
1,000,000 Kreditanstalt fuer Wiederaufbau 1 .750 09/14/29 862,081
5,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 3,904,615
500,000 Landwirtschaftliche Rentenbank 2 .000 01/13/25 475,309
2,000,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,821,480
750,000 Landwirtschaftliche Rentenbank 2 .375 06/10/25 713,888
1,000,000 Landwirtschaftliche Rentenbank 1 .750 07/27/26 914,705
125,000 Landwirtschaftliche Rentenbank 2 .500 11/15/27 115,652
4,000,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 3,149,088
15,464,000 Mexico Government International Bond 2 .659 05/24/31 12,472,160
10,635,000 Mexico Government International Bond 4 .875 05/19/33 9,762,312
2,000,000 Mexico Government International Bond 3 .500 02/12/34 1,600,537
9,053,000 Mexico Government International Bond 4 .280 08/14/41 6,980,065
1,000,000 Mexico Government International Bond 5 .000 04/27/51 811,593
5,934,000 Mexico Government International Bond 4 .400 02/12/52 4,362,481
2,936,000 Mexico Government International Bond 3 .771 05/24/61 1,854,171
3,000,000 Mexico Government International Bond 3 .750 04/19/71 1,862,934
950,000 Mexico Government International Bond 5 .750 10/12/10 799,049
500,000 Nordic Investment Bank 2 .875 07/19/23 494,829
2,000,000 Nordic Investment Bank 0 .375 09/11/25 1,796,187
1,500,000 Nordic Investment Bank 0 .500 01/21/26 1,346,721
1,000,000 Nordic Investment Bank 3 .375 09/08/27 965,672
1,000,000 Panama Government International Bond 3 .750 03/16/25 966,401
300,000 Panama Government International Bond 7 .125 01/29/26 316,045
2,000,000 Panama Government International Bond 3 .875 03/17/28 1,879,306
1,450,000 Panama Government International Bond 3 .160 01/23/30 1,246,977
2,500,000 Panama Government International Bond 2 .252 09/29/32 1,851,264
2,500,000 Panama Government International Bond 3 .298 01/19/33 2,022,728
500,000 Panama Government International Bond 6 .400 02/14/35 507,205
692,000 Panama Government International Bond 6 .700 01/26/36 720,753
750,000 Panama Government International Bond 4 .500 05/15/47 576,019

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,250,000 Panama Government International Bond 4 .500% 04/16/50 $ 1,696,128
1,450,000 Panama Government International Bond 4 .300 04/29/53 1,046,619
1,500,000 Panama Government International Bond 4 .500 04/01/56 1,092,818
3,500,000 Panama Government International Bond 3 .870 07/23/60 2,254,472
1,250,000 Panama Government International Bond 4 .500 01/19/63 880,133
400,000 Peruvian Government International Bond 2 .392 01/23/26 368,185
5,000,000 Peruvian Government International Bond 2 .844 06/20/30 4,223,449
2,500,000 Peruvian Government International Bond 2 .783 01/23/31 2,068,074
1,500,000 Peruvian Government International Bond 1 .862 12/01/32 1,094,032
990,000 Peruvian Government International Bond 3 .000 01/15/34 779,777
1,100,000 Peruvian Government International Bond 6 .550 03/14/37 1,158,276
1,000,000 Peruvian Government International Bond 3 .300 03/11/41 727,039
1,850,000 Peruvian Government International Bond 5 .625 11/18/50 1,826,737
2,000,000 e Peruvian Government International Bond 3 .550 03/10/51 1,421,656
1,500,000 Peruvian Government International Bond 2 .780 12/01/60 872,420
1,500,000 Peruvian Government International Bond 3 .600 01/15/72 973,957
1,000,000 Peruvian Government International Bond 3 .230 07/28/21 580,397
225,000 Philippine Government International Bond 4 .200 01/21/24 222,371
1,000,000 Philippine Government International Bond 3 .229 03/29/27 948,983
1,000,000 Philippine Government International Bond 5 .170 10/13/27 1,026,527
2,219,000 Philippine Government International Bond 3 .000 02/01/28 2,049,257
3,375,000 Philippine Government International Bond 3 .750 01/14/29 3,200,712
1,500,000 Philippine Government International Bond 2 .457 05/05/30 1,304,740
2,000,000 Philippine Government International Bond 1 .648 06/10/31 1,599,747
2,000,000 Philippine Government International Bond 1 .950 01/06/32 1,628,122
1,000,000 Philippine Government International Bond 3 .556 09/29/32 910,501
1,000,000 Philippine Government International Bond 5 .609 04/13/33 1,060,954
4,083,000 Philippine Government International Bond 3 .950 01/20/40 3,449,463
300,000 Philippine Government International Bond 3 .700 03/01/41 244,414
3,793,000 Philippine Government International Bond 3 .700 02/02/42 3,068,061
1,500,000 Philippine Government International Bond 2 .950 05/05/45 1,074,149
1,500,000 Philippine Government International Bond 2 .650 12/10/45 1,002,035
325,000 Philippine Government International Bond 4 .200 03/29/47 276,791
1,000,000 e Philippine Government International Bond 5 .950 10/13/47 1,079,084
1,000,000 Poland Government International Bond 4 .000 01/22/24 985,895
2,725,000 Poland Government International Bond 3 .250 04/06/26 2,611,948
775,000 Province of Alberta Canada 2 .950 01/23/24 758,723
1,500,000 Province of Alberta Canada 1 .875 11/13/24 1,426,465
1,000,000 Province of Alberta Canada 1 .000 05/20/25 920,107
925,000 Province of Alberta Canada 3 .300 03/15/28 875,234
2,000,000 Province of Alberta Canada 1 .300 07/22/30 1,597,964
2,000,000 Province of British Columbia Canada 1 .750 09/27/24 1,900,959
850,000 Province of British Columbia Canada 2 .250 06/02/26 792,065
1,500,000 Province of British Columbia Canada 0 .900 07/20/26 1,328,923
1,500,000 Province of British Columbia Canada 1 .300 01/29/31 1,190,146
1,000,000 Province of Manitoba Canada 2 .600 04/16/24 973,246
1,300,000 Province of Manitoba Canada 3 .050 05/14/24 1,268,652
500,000 Province of Manitoba Canada 2 .125 06/22/26 462,279
1,500,000 Province of Manitoba Canada 1 .500 10/25/28 1,272,435
500,000 Province of New Brunswick Canada 3 .625 02/24/28 481,420
1,000,000 Province of Ontario Canada 3 .050 01/29/24 980,722
1,500,000 Province of Ontario Canada 3 .200 05/16/24 1,466,291
2,000,000 Province of Ontario Canada 0 .625 01/21/26 1,778,084
1,500,000 Province of Ontario Canada 1 .050 04/14/26 1,341,513
1,000,000 Province of Ontario Canada 2 .500 04/27/26 937,121
1,000,000 Province of Ontario Canada 2 .300 06/15/26 927,516
1,000,000 e Province of Ontario Canada 3 .100 05/19/27 949,023
1,000,000 Province of Ontario Canada 1 .050 05/21/27 867,005
2,000,000 e Province of Ontario Canada 2 .000 10/02/29 1,722,753
1,000,000 Province of Ontario Canada 1 .125 10/07/30 784,210

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,000,000 Province of Ontario Canada 1 .600% 02/25/31 $ 2,429,333
1,500,000 Province of Ontario Canada 1 .800 10/14/31 1,214,963
3,000,000 Province of Ontario Canada 2 .125 01/21/32 2,490,102
200,000 Province of Quebec Canada 7 .125 02/09/24 204,677
500,000 Province of Quebec Canada 2 .875 10/16/24 484,365
2,500,000 Province of Quebec Canada 1 .500 02/11/25 2,350,190
2,000,000 Province of Quebec Canada 0 .600 07/23/25 1,811,574
3,500,000 Province of Quebec Canada 2 .500 04/20/26 3,289,706
500,000 Province of Quebec Canada 2 .750 04/12/27 468,710
201,000 Province of Quebec Canada 7 .500 09/15/29 236,086
1,500,000 Province of Quebec Canada 1 .350 05/28/30 1,215,044
3,000,000 Province of Quebec Canada 1 .900 04/21/31 2,487,390
1,000,000 Province of Saskatchewan Canada 3 .250 06/08/27 953,316
1,600,000 Republic of Italy Government International Bond 6 .875 09/27/23 1,608,766
3,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 2,801,377
2,000,000 Republic of Italy Government International Bond 2 .375 10/17/24 1,881,330
1,500,000 Republic of Italy Government International Bond 2 .875 10/17/29 1,245,202
1,599,000 Republic of Italy Government International Bond 5 .375 06/15/33 1,548,027
2,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 1,413,467
3,000,000 Republic of Italy Government International Bond 3 .875 05/06/51 2,011,038
1,500,000 Republic of Poland Government International Bond 5 .500 11/16/27 1,541,219
850,000 Republic of Poland Government International Bond 5 .750 11/16/32 906,989
2,000,000 State of Israel 2 .500 01/15/30 1,786,155
2,050,000 State of Israel 3 .375 01/15/50 1,569,263
870,000 Svensk Exportkredit AB 1 .750 12/12/23 845,043
2,000,000 Svensk Exportkredit AB 0 .375 07/30/24 1,866,026
500,000 Svensk Exportkredit AB 3 .625 09/03/24 490,172
1,000,000 Svensk Exportkredit AB 0 .625 05/14/25 912,810
3,000,000 Svensk Exportkredit AB 0 .500 08/26/25 2,698,200
2,250,000 Svensk Exportkredit AB 4 .625 11/28/25 2,250,797
1,122,886 Uruguay Government International Bond 4 .375 01/23/31 1,115,341
4,457,660 Uruguay Government International Bond 5 .750 10/28/34 4,817,649
500,000 Uruguay Government International Bond 4 .125 11/20/45 460,429
2,063,907 Uruguay Government International Bond 5 .100 06/18/50 2,022,295
2,425,000 Uruguay Government International Bond 4 .975 04/20/55 2,316,831
TOTAL FOREIGN GOVERNMENT BONDS 601,161,926
MORTGAGE BACKED - 27 .5%
5,147 i Federal Home Loan Mortgage Corp (FHLMC) DGS1 + 2.250% 3 .052 04/01/35 5,082
1,187 i FHLMC DGS1 + 2.125% 4 .250 10/01/35 1,155
14,768 i FHLMC DGS1 + 2.255% 3 .918 02/01/36 14,717
5,409 i FHLMC LIBOR 12 M + 1.827% 3 .454 07/01/36 5,472
20,264 i FHLMC LIBOR 6 M + 1.595% 3 .060 09/01/36 19,710
15,263 i FHLMC LIBOR 6 M + 1.755% 4 .077 09/01/36 15,547
16,995 i FHLMC DGS1 + 2.248% 4 .300 09/01/36 16,722
8,391 i FHLMC DGS1 + 2.250% 3 .133 01/01/37 8,394
1,355 i FHLMC LIBOR 12 M + 1.765% 2 .227 02/01/37 1,324
895 i FHLMC DGS1 + 2.250% 3 .255 02/01/37 909
66,074 i FHLMC LIBOR 12 M + 1.842% 2 .801 03/01/37 66,505
9,399,244 FHLMC 1 .500 04/01/37 8,138,699
60,723 i FHLMC DGS1 + 2.250% 2 .420 04/01/37 61,391
18,274 i FHLMC LIBOR 12 M + 1.614% 2 .966 04/01/37 17,935
14,178,992 FHLMC 2 .000 05/01/37 12,610,701
5,014 i FHLMC LIBOR 12 M + 2.097% 3 .157 05/01/37 4,911
14,115 i FHLMC DGS1 + 2.248% 2 .799 06/01/37 13,721
1,310 i FHLMC LIBOR 12 M + 1.750% 4 .000 06/01/37 1,295
26,782 i FHLMC LIBOR 6 M + 1.270% 3 .248 08/01/37 26,608
5,614 i FHLMC LIBOR 12 M + 0.905% 3 .155 09/01/37 5,541
2,610 i FHLMC LIBOR 6 M + 1.520% 3 .848 09/01/37 2,579
189 i FHLMC LIBOR 12 M + 1.795% 4 .045 09/01/37 187

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 19,935 i FHLMC LIBOR 12 M + 2.055% 3 .430% 04/01/38 $ 19,871
5,179 i FHLMC LIBOR 12 M + 2.004% 3 .230 06/01/38 5,085
1,862 i FHLMC LIBOR 12 M + 1.625% 3 .875 07/01/38 1,883
3,129 i FHLMC LIBOR 12 M + 1.861% 4 .111 06/01/40 3,084
3,777 i FHLMC LIBOR 12 M + 1.880% 4 .130 07/01/40 3,724
6,555 i FHLMC LIBOR 12 M + 1.887% 2 .217 01/01/41 6,412
2,786 i FHLMC LIBOR 12 M + 1.880% 3 .255 05/01/41 2,734
74,551 i FHLMC LIBOR 12 M + 1.859% 3 .269 08/01/41 73,322
48,634 i FHLMC LIBOR 12 M + 1.750% 4 .000 09/01/41 48,975
9,038 i FHLMC LIBOR 12 M + 1.860% 4 .110 10/01/41 9,115
12,397,378 FHLMC 3 .000 11/01/49 11,054,340
13,374,869 FHLMC 3 .000 11/01/49 11,970,136
25,585,916 FHLMC 3 .000 02/01/50 22,804,641
17,819,726 FHLMC 3 .500 04/01/50 16,418,809
9,269,447 FHLMC 3 .500 07/01/50 8,495,902
571 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 04/01/23 574
43 FGLMC 4 .500 05/01/23 43
988 FGLMC 5 .000 05/01/23 984
378 FGLMC 5 .000 10/01/23 380
322 FGLMC 5 .500 10/01/23 324
664 FGLMC 5 .000 11/01/23 661
1,653 FGLMC 5 .000 03/01/24 1,648
338 FGLMC 4 .500 04/01/24 338
163 FGLMC 4 .500 05/01/24 163
1,276 FGLMC 4 .500 06/01/24 1,275
12,214 FGLMC 4 .000 07/01/24 11,937
6,058 FGLMC 4 .000 07/01/24 5,919
527 FGLMC 5 .500 07/01/24 525
9,482 FGLMC 4 .000 08/01/24 9,266
2,045 FGLMC 4 .500 09/01/24 2,043
1,135 FGLMC 4 .500 09/01/24 1,134
584 FGLMC 4 .500 09/01/24 582
734 FGLMC 5 .500 09/01/24 736
17,062 FGLMC 4 .000 10/01/24 16,670
472 FGLMC 4 .500 10/01/24 471
2,002 FGLMC 4 .500 10/01/24 1,966
531 FGLMC 4 .500 11/01/24 531
3,229 FGLMC 4 .500 12/01/24 3,224
856 FGLMC 4 .500 02/01/25 853
25,869 FGLMC 4 .000 03/01/25 25,274
790 FGLMC 4 .500 06/01/25 789
1,946 FGLMC 4 .500 07/01/25 1,944
45,774 FGLMC 3 .500 10/01/25 44,782
16,006 FGLMC 4 .000 10/01/25 15,638
75,302 FGLMC 3 .500 11/01/25 73,703
43,539 FGLMC 3 .500 11/01/25 42,615
21,757 FGLMC 3 .500 12/01/25 21,274
12,525 FGLMC 3 .000 01/01/26 12,171
170,528 FGLMC 3 .500 01/01/26 166,760
13,688 FGLMC 4 .000 04/01/26 13,373
29,645 FGLMC 4 .000 05/01/26 28,963
7,286 FGLMC 5 .500 07/01/26 7,312
66,204 FGLMC 4 .000 08/01/26 64,681
784 FGLMC 6 .000 08/01/26 797
29,780 FGLMC 3 .000 09/01/26 28,897
95,438 FGLMC 3 .000 10/01/26 92,514
137,034 FGLMC 3 .500 10/01/26 133,427
2,594 FGLMC 5 .000 10/01/26 2,585
1,077 FGLMC 5 .500 10/01/26 1,081
536,511 FGLMC 3 .000 02/01/27 519,362

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 367,440 FGLMC 2 .500% 05/01/27 $ 351,693
420,784 FGLMC 2 .500 11/01/27 401,856
18,326 FGLMC 6 .000 12/01/27 18,619
331,379 FGLMC 2 .500 01/01/28 316,139
869,124 FGLMC 2 .500 03/01/28 827,780
26,778 FGLMC 5 .000 03/01/28 26,945
500,388 FGLMC 2 .500 05/01/28 476,206
2,517 FGLMC 5 .500 05/01/28 2,526
1,520,516 FGLMC 2 .500 07/01/28 1,447,372
1,190,396 FGLMC 2 .500 07/01/28 1,131,731
320,125 FGLMC 3 .000 10/01/28 307,336
17,646 FGLMC 5 .500 01/01/29 17,710
609 FGLMC 6 .500 01/01/29 624
1,726 FGLMC 4 .000 02/01/29 1,681
716,503 FGLMC 3 .500 03/01/29 692,017
187 FGLMC 6 .500 03/01/29 194
1,275,279 FGLMC 3 .000 07/01/29 1,227,734
5,456 FGLMC 5 .000 12/01/29 5,490
3,694,989 FGLMC 2 .500 05/01/30 3,468,749
8,977 FGLMC 4 .000 08/01/30 8,700
75,271 FGLMC 4 .500 01/01/31 74,773
115 FGLMC 8 .000 01/01/31 115
64,576 FGLMC 4 .000 03/01/31 62,576
8,955 FGLMC 4 .000 05/01/31 8,678
62,111 FGLMC 4 .500 05/01/31 61,700
35,391 FGLMC 4 .000 06/01/31 34,295
71,670 FGLMC 4 .000 08/01/31 69,450
81,252 FGLMC 4 .000 09/01/31 78,733
1,354 FGLMC 6 .500 09/01/31 1,406
3,383 FGLMC 8 .000 09/01/31 3,481
40,766 FGLMC 3 .500 11/01/31 39,521
6,186,543 FGLMC 2 .500 12/01/31 5,778,986
31,669 FGLMC 7 .000 12/01/31 32,419
6,482 FGLMC 6 .500 01/01/32 6,685
15,418 FGLMC 6 .000 02/01/32 15,961
703,080 FGLMC 3 .000 03/01/32 661,792
6,400 FGLMC 7 .000 04/01/32 6,745
6,489 FGLMC 6 .500 05/01/32 6,668
479,269 FGLMC 3 .500 09/01/32 464,619
3,342 FGLMC 5 .500 11/01/32 3,433
5,629,430 FGLMC 3 .000 01/01/33 5,363,209
5,096 FGLMC 6 .000 02/01/33 5,234
18,373 FGLMC 5 .000 03/01/33 18,744
4,559 FGLMC 6 .000 03/01/33 4,632
15,381 FGLMC 6 .000 03/01/33 15,633
13,868 FGLMC 5 .000 04/01/33 14,004
2,389 FGLMC 6 .000 04/01/33 2,473
84,031 FGLMC 5 .000 06/01/33 83,991
46,479 FGLMC 5 .500 06/01/33 47,914
21,841,971 FGLMC 2 .500 07/01/33 20,446,148
974,908 FGLMC 3 .500 07/01/33 935,458
18,674 FGLMC 4 .500 07/01/33 18,436
1,511,903 FGLMC 4 .000 08/01/33 1,481,707
1,744 FGLMC 5 .000 08/01/33 1,776
6,748 FGLMC 6 .500 08/01/33 6,947
60,746 FGLMC 5 .000 09/01/33 61,888
49,855 FGLMC 5 .500 09/01/33 50,518
25,051 FGLMC 5 .500 09/01/33 25,179
16,246 FGLMC 5 .500 09/01/33 16,320
9,258 FGLMC 5 .500 09/01/33 9,324

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 16,831 FGLMC 4 .000% 10/01/33 $ 16,240
3,442 FGLMC 5 .000 10/01/33 3,519
49,105 FGLMC 5 .500 10/01/33 49,758
2,624,597 FGLMC 3 .500 11/01/33 2,526,569
31,513 FGLMC 5 .500 12/01/33 32,454
10,647 FGLMC 5 .500 12/01/33 10,991
137,605 FGLMC 7 .000 12/01/33 142,932
96,303 FGLMC 5 .000 01/01/34 98,453
593,505 FGLMC 3 .000 02/01/34 558,086
2,295 FGLMC 5 .500 02/01/34 2,369
12,071 FGLMC 5 .000 03/01/34 12,341
14,122 FGLMC 5 .500 03/01/34 14,579
52,277 FGLMC 5 .000 05/01/34 53,446
14,593 FGLMC 4 .500 06/01/34 14,407
28,481 FGLMC 5 .000 06/01/34 28,833
13,053 FGLMC 5 .500 06/01/34 13,469
5,344 FGLMC 6 .000 06/01/34 5,489
20,790 FGLMC 6 .000 09/01/34 21,524
1,589,971 FGLMC 3 .500 10/01/34 1,525,589
3,299 FGLMC 5 .000 11/01/34 3,373
90,137 FGLMC 5 .500 11/01/34 93,096
98,096 FGLMC 5 .000 12/01/34 99,738
26,323 FGLMC 5 .500 12/01/34 27,175
3,406 FGLMC 5 .500 12/01/34 3,419
1,673 FGLMC 5 .500 01/01/35 1,730
886 FGLMC 5 .500 01/01/35 915
19,739 FGLMC 5 .500 01/01/35 20,439
43,319 FGLMC 4 .500 04/01/35 42,784
5,794 FGLMC 6 .000 05/01/35 5,998
47,447 FGLMC 6 .000 05/01/35 48,266
37,602 FGLMC 7 .000 05/01/35 38,699
8,882 FGLMC 5 .500 06/01/35 9,180
5,945 FGLMC 5 .500 06/01/35 6,147
4,083 FGLMC 5 .000 07/01/35 4,145
161,285 FGLMC 5 .000 07/01/35 164,892
186,747 FGLMC 5 .000 08/01/35 190,927
12,712 FGLMC 5 .500 08/01/35 12,766
73,408 FGLMC 6 .000 08/01/35 74,822
2,963 FGLMC 4 .500 09/01/35 2,927
34,919 FGLMC 5 .000 10/01/35 35,576
15,839 FGLMC 5 .000 10/01/35 16,193
8,389 FGLMC 5 .000 10/01/35 8,382
107,025 FGLMC 5 .500 10/01/35 107,587
30,973 FGLMC 5 .000 12/01/35 31,445
3,488 FGLMC 5 .000 12/01/35 3,566
18,475 FGLMC 6 .000 01/01/36 19,187
6,735 FGLMC 5 .000 02/01/36 6,885
2,562 FGLMC 5 .000 02/01/36 2,619
2,815 FGLMC 6 .000 02/01/36 2,926
23,393 FGLMC 5 .500 04/01/36 23,631
8,075 FGLMC 5 .500 05/01/36 8,356
115,315 FGLMC 6 .000 06/01/36 120,236
35,045 FGLMC 5 .000 07/01/36 35,830
42,558 FGLMC 6 .000 07/01/36 43,979
5,939 FGLMC 6 .000 08/01/36 6,190
6,047 FGLMC 6 .000 09/01/36 6,148
51,570 FGLMC 5 .500 10/01/36 53,482
119,533 FGLMC 5 .500 10/01/36 123,966
8,727 FGLMC 6 .500 10/01/36 9,008
5,354 FGLMC 5 .500 11/01/36 5,559

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 12,818 FGLMC 6 .000% 11/01/36 $ 13,396
65,367 FGLMC 6 .000 12/01/36 68,318
101,297 FGLMC 5 .500 03/01/37 105,151
40,571 FGLMC 6 .000 03/01/37 42,402
6,500 FGLMC 6 .500 03/01/37 6,742
36,476 FGLMC 5 .500 04/01/37 37,864
3,677 FGLMC 5 .000 05/01/37 3,679
4,601 FGLMC 5 .000 06/01/37 4,668
15,191 FGLMC 5 .500 06/01/37 15,770
4,037,128 FGLMC 3 .000 07/01/37 3,749,219
68,423 FGLMC 6 .000 07/01/37 71,457
37,687 FGLMC 6 .000 08/01/37 39,168
13,192 FGLMC 6 .000 09/01/37 13,723
100,636 FGLMC 5 .500 10/01/37 101,306
3,173 FGLMC 6 .000 11/01/37 3,311
27,552 FGLMC 6 .500 11/01/37 28,969
13,161 FGLMC 6 .000 01/01/38 13,755
5,635 FGLMC 6 .000 02/01/38 5,844
42,342 FGLMC 6 .000 02/01/38 44,219
64,914 FGLMC 5 .000 03/01/38 66,341
190,813 FGLMC 5 .000 03/01/38 195,085
8,529 FGLMC 5 .000 04/01/38 8,674
80,734 FGLMC 5 .000 04/01/38 82,427
89,530 FGLMC 5 .500 04/01/38 90,880
19,795 FGLMC 5 .500 05/01/38 20,550
2,359 FGLMC 5 .500 06/01/38 2,449
3,792 FGLMC 6 .000 07/01/38 3,857
12,328 FGLMC 5 .500 08/01/38 12,764
74,452 FGLMC 5 .500 08/01/38 77,189
9,424 FGLMC 5 .000 09/01/38 9,618
128,390 FGLMC 5 .500 09/01/38 133,278
51,425 FGLMC 5 .500 09/01/38 53,317
2,526 FGLMC 5 .500 10/01/38 2,622
48,151 FGLMC 6 .000 11/01/38 49,856
354,953 FGLMC 5 .500 01/01/39 368,464
227,068 FGLMC 4 .500 02/01/39 225,120
128,728 FGLMC 5 .000 02/01/39 131,347
9,729 FGLMC 5 .500 02/01/39 10,100
413 FGLMC 4 .500 03/01/39 407
59,592 FGLMC 5 .000 03/01/39 60,596
7,040 FGLMC 6 .000 03/01/39 7,290
10,657 FGLMC 4 .500 04/01/39 10,569
369,224 FGLMC 4 .500 04/01/39 365,079
80,249 FGLMC 4 .000 05/01/39 77,155
2,075 FGLMC 4 .500 05/01/39 2,058
53,537 FGLMC 4 .500 05/01/39 53,105
1,223,451 FGLMC 4 .500 05/01/39 1,212,639
95,645 FGLMC 4 .500 05/01/39 94,899
52,101 FGLMC 5 .000 05/01/39 53,268
102,558 FGLMC 4 .000 06/01/39 98,603
566,981 FGLMC 4 .500 06/01/39 562,262
17,698 FGLMC 4 .500 06/01/39 17,553
8,617 FGLMC 5 .000 06/01/39 8,752
3,255 FGLMC 5 .500 06/01/39 3,379
169,704 FGLMC 4 .000 07/01/39 163,160
67,571 FGLMC 4 .500 07/01/39 67,027
13,314 FGLMC 4 .500 07/01/39 13,208
5,268 FGLMC 4 .500 07/01/39 5,224
44,702 FGLMC 5 .000 07/01/39 45,341
80,868 FGLMC 5 .500 07/01/39 82,088

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,829 FGLMC 4 .500% 08/01/39 $ 5,783
13,544 FGLMC 5 .000 08/01/39 13,731
128,893 FGLMC 4 .000 09/01/39 124,354
355,515 FGLMC 5 .000 09/01/39 362,820
118,734 FGLMC 5 .000 09/01/39 120,555
1,343 FGLMC 5 .500 09/01/39 1,356
141,307 FGLMC 6 .500 09/01/39 146,865
37,559 FGLMC 4 .500 10/01/39 37,275
24,171 FGLMC 4 .500 10/01/39 23,963
43,829 FGLMC 4 .500 10/01/39 43,470
27,218 FGLMC 5 .000 10/01/39 27,593
9,061 FGLMC 4 .000 11/01/39 8,711
29,935 FGLMC 4 .500 11/01/39 29,698
11,776 FGLMC 5 .000 11/01/39 11,938
35,350 FGLMC 4 .500 12/01/39 34,981
50,908 FGLMC 4 .500 12/01/39 50,523
24,450 FGLMC 4 .500 12/01/39 24,262
67,383 FGLMC 4 .500 12/01/39 66,428
51,653 FGLMC 5 .500 12/01/39 53,619
65,482 FGLMC 4 .500 01/01/40 64,800
6,392 FGLMC 5 .000 01/01/40 6,484
7,955 FGLMC 5 .500 01/01/40 8,258
23,777 FGLMC 5 .500 03/01/40 24,683
262,091 FGLMC 4 .000 04/01/40 251,984
13,935 FGLMC 4 .500 04/01/40 13,830
41,233 FGLMC 4 .500 04/01/40 40,921
33,626 FGLMC 5 .000 04/01/40 34,090
70,815 FGLMC 5 .000 04/01/40 71,588
269,865 FGLMC 6 .000 04/01/40 280,954
770,072 FGLMC 4 .500 05/01/40 764,257
284,948 FGLMC 5 .000 05/01/40 288,100
2,448 FGLMC 4 .500 06/01/40 2,430
252,562 FGLMC 5 .500 06/01/40 262,178
357,071 FGLMC 4 .500 07/01/40 354,374
6,769 FGLMC 4 .500 08/01/40 6,718
64,001 FGLMC 5 .000 08/01/40 64,884
175,884 FGLMC 5 .000 08/01/40 178,309
17,983 FGLMC 5 .000 08/01/40 18,230
1,117,031 FGLMC 5 .500 08/01/40 1,159,556
93,727 FGLMC 4 .000 09/01/40 90,111
1,260,838 FGLMC 4 .000 11/01/40 1,212,203
819,165 FGLMC 4 .000 12/01/40 787,562
113,548 FGLMC 3 .500 01/01/41 106,410
188,999 FGLMC 3 .500 01/01/41 177,061
109,680 FGLMC 4 .000 01/01/41 105,448
120,782 FGLMC 3 .500 02/01/41 113,189
406,172 FGLMC 4 .000 02/01/41 390,500
134,588 FGLMC 4 .000 02/01/41 129,396
754,050 FGLMC 4 .000 04/01/41 724,959
130,430 FGLMC 4 .500 04/01/41 129,444
28,904 FGLMC 5 .000 04/01/41 29,224
117,052 FGLMC 4 .500 05/01/41 116,168
141,861 FGLMC 4 .500 06/01/41 140,789
317,373 FGLMC 3 .500 10/01/41 297,391
318,350 FGLMC 5 .000 10/01/41 322,736
451,462 FGLMC 3 .500 11/01/41 423,074
180,418 FGLMC 4 .500 12/01/41 179,056
1,570,873 FGLMC 3 .500 01/01/42 1,472,120
461,249 FGLMC 3 .500 02/01/42 432,253
524,185 FGLMC 3 .500 04/01/42 491,230

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,285,400 FGLMC 4 .000% 05/01/42 $ 1,235,814
4,161,088 FGLMC 4 .500 05/01/42 4,129,678
853,659 FGLMC 3 .500 07/01/42 799,997
192,125 FGLMC 3 .000 08/01/42 175,019
1,419,783 FGLMC 3 .000 10/01/42 1,293,351
991,065 FGLMC 3 .000 10/01/42 902,819
421,192 FGLMC 3 .500 12/01/42 394,488
1,507,941 FGLMC 2 .500 01/01/43 1,301,599
2,853,863 FGLMC 3 .000 01/01/43 2,599,731
4,224,814 FGLMC 3 .000 04/01/43 3,848,530
11,287,510 FGLMC 3 .000 04/01/43 10,282,179
1,248,490 FGLMC 3 .500 05/01/43 1,168,653
1,742,193 FGLMC 3 .000 08/01/43 1,587,012
1,278,255 FGLMC 3 .000 08/01/43 1,164,395
1,249,527 FGLMC 3 .500 08/01/43 1,169,496
502,341 FGLMC 4 .500 10/01/43 495,170
604,418 FGLMC 4 .000 11/01/43 579,586
1,129,656 FGLMC 3 .500 02/01/44 1,056,507
924,338 FGLMC 4 .000 02/01/44 886,367
7,255,374 FGLMC 4 .000 02/01/44 6,976,417
409,361 FGLMC 4 .000 04/01/44 392,545
499,742 FGLMC 4 .500 05/01/44 491,486
930,198 FGLMC 4 .000 06/01/44 882,203
1,430,524 FGLMC 4 .000 08/01/44 1,356,709
1,066,593 FGLMC 3 .500 09/01/44 995,759
1,507,387 FGLMC 3 .500 11/01/44 1,406,341
1,991,584 FGLMC 3 .500 12/01/44 1,855,192
1,199,004 FGLMC 3 .500 01/01/45 1,123,685
2,536,412 FGLMC 3 .000 02/01/45 2,289,205
3,097,450 FGLMC 3 .500 03/01/45 2,887,888
1,855,786 FGLMC 4 .000 03/01/45 1,779,538
1,216,445 FGLMC 3 .000 04/01/45 1,095,875
2,537,472 FGLMC 3 .500 04/01/45 2,363,683
6,733,472 FGLMC 3 .500 07/01/45 6,273,725
4,827,145 FGLMC 4 .500 07/01/45 4,748,318
14,255,710 FGLMC 3 .000 08/01/45 12,971,824
10,892,636 FGLMC 3 .500 10/01/45 10,151,154
1,987,687 FGLMC 4 .000 11/01/45 1,907,841
3,735,002 FGLMC 3 .500 12/01/45 3,474,542
8,830,169 FGLMC 3 .000 03/01/46 7,911,034
2,782,155 FGLMC 3 .500 03/01/46 2,587,916
1,449,602 FGLMC 4 .000 03/01/46 1,390,043
6,458,681 FGLMC 3 .000 04/01/46 5,780,814
6,378,097 FGLMC 3 .500 05/01/46 5,980,016
5,051,057 FGLMC 3 .500 08/01/46 4,712,531
9,736,948 FGLMC 3 .000 09/01/46 8,760,712
3,958,871 FGLMC 4 .000 09/01/46 3,792,944
3,503,447 FGLMC 3 .000 11/01/46 3,129,069
4,246,112 FGLMC 3 .000 11/01/46 3,803,345
12,233,162 FGLMC 3 .000 11/01/46 10,912,178
2,497,783 FGLMC 3 .000 12/01/46 2,235,767
3,205,188 FGLMC 3 .500 12/01/46 2,977,420
5,817,479 FGLMC 3 .000 02/01/47 5,205,248
1,905,856 FGLMC 3 .500 02/01/47 1,773,524
1,603,643 FGLMC 4 .000 02/01/47 1,534,113
2,564,161 FGLMC 3 .500 05/01/47 2,379,232
2,125,391 FGLMC 3 .000 08/01/47 1,905,897
2,733,462 FGLMC 3 .000 11/01/47 2,436,580
4,244,587 FGLMC 3 .000 12/01/47 3,782,033
13,084,613 FGLMC 3 .000 01/01/48 11,692,108

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,584,478 FGLMC 3 .000% 02/01/48 $ 4,081,847
3,372,916 FGLMC 3 .500 03/01/48 3,133,020
2,857,310 FGLMC 3 .500 05/01/48 2,649,440
2,265,596 FGLMC 4 .000 05/01/48 2,168,304
3,098,886 FGLMC 3 .500 07/01/48 2,868,457
3,290,237 FGLMC 4 .000 07/01/48 3,140,791
6,042,726 FGLMC 4 .000 08/01/48 5,768,247
1,127,352 FGLMC 4 .500 09/01/48 1,103,317
4,749,094 FGLMC 4 .000 10/01/48 4,526,962
2,904,507 FGLMC 4 .500 12/01/48 2,843,242
1,547,055 FGLMC 4 .500 02/01/49 1,517,609
3,935,048 FGLMC 3 .500 05/01/49 3,629,033
2 Federal National Mortgage Association (FNMA) 5 .000 03/01/23 2
833 FNMA 4 .500 06/01/23 831
115 FNMA 5 .000 06/01/23 115
174 FNMA 5 .500 06/01/23 175
91 FNMA 5 .000 07/01/23 91
1,970 FNMA 5 .000 07/01/23 1,982
191 FNMA 5 .500 08/01/23 190
694 FNMA 5 .000 11/01/23 691
1 FNMA 5 .500 11/01/23 1
25 FNMA 5 .500 01/01/24 25
1,012 FNMA 5 .500 02/01/24 1,014
4,215 FNMA 4 .000 03/01/24 4,115
429 FNMA 4 .500 04/01/24 428
21,154 FNMA 4 .000 05/01/24 20,846
5,735 FNMA 4 .000 05/01/24 5,599
586 FNMA 4 .000 06/01/24 572
678 FNMA 4 .500 07/01/24 676
850 FNMA 5 .500 07/01/24 853
18 FNMA 8 .000 07/01/24 18
3,663 FNMA 4 .500 08/01/24 3,651
4,124 FNMA 4 .000 09/01/24 4,026
18,370 FNMA 4 .000 09/01/24 17,928
1,877 FNMA 4 .500 09/01/24 1,873
46,885 FNMA 4 .500 10/01/24 46,794
2,978 FNMA 5 .000 01/01/25 2,965
3,364 FNMA 4 .500 02/01/25 3,355
26,683 FNMA 4 .500 03/01/25 26,632
281 FNMA 4 .500 03/01/25 280
14,578 FNMA 5 .000 03/01/25 14,511
8,313 FNMA 4 .500 04/01/25 8,297
20,269 FNMA 4 .500 04/01/25 20,220
100,480 FNMA 4 .000 05/01/25 98,065
44,866 FNMA 4 .000 06/01/25 43,788
18,609 FNMA 4 .500 06/01/25 18,535
12,111 FNMA 4 .000 08/01/25 11,820
6,782 FNMA 5 .500 08/01/25 6,873
40,017 FNMA 3 .500 09/01/25 39,115
48,179 FNMA 4 .000 09/01/25 47,021
97,626 FNMA 3 .500 10/01/25 95,492
86,175 FNMA 3 .500 10/01/25 84,189
36,972 FNMA 5 .000 10/01/25 36,802
62,772 FNMA 4 .000 11/01/25 61,264
84,171 FNMA 3 .500 12/01/25 82,256
67,408 FNMA 3 .500 02/01/26 65,817
396,845 FNMA 3 .500 02/01/26 387,818
21,707 FNMA 4 .000 03/01/26 21,186
62,888 FNMA 4 .000 06/01/26 61,377
60,634 FNMA 3 .500 08/01/26 59,525

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 48,470 FNMA 3 .500% 09/01/26 $ 47,214
25,257 FNMA 4 .000 09/01/26 24,650
88,361 FNMA 3 .500 10/01/26 86,740
1,838 FNMA 6 .000 10/01/26 1,865
114,904 FNMA 3 .000 11/01/26 111,265
103,287 FNMA 3 .000 12/01/26 99,921
282,832 FNMA 3 .000 01/01/27 273,550
222,476 FNMA 4 .000 01/01/27 217,129
215,099 FNMA 3 .500 02/01/27 211,135
375,125 FNMA 3 .000 04/01/27 362,226
227,706 FNMA 3 .000 04/01/27 219,986
135,353 FNMA 3 .500 05/01/27 132,864
166,449 FNMA 2 .500 06/01/27 159,001
473,866 FNMA 3 .000 06/01/27 456,521
175,722 FNMA 2 .500 07/01/27 168,019
408,485 FNMA 2 .500 09/01/27 390,142
5,560 FNMA 5 .500 09/01/27 5,575
641,101 FNMA 2 .500 10/01/27 612,304
424,330 FNMA 3 .000 11/01/27 408,144
835 FNMA 5 .500 01/01/28 838
1,713,511 FNMA 2 .500 02/01/28 1,607,368
1,353,451 FNMA 2 .500 02/01/28 1,289,777
691 FNMA 5 .000 02/01/28 694
1,016,559 FNMA 2 .500 04/01/28 967,618
1,445,264 FNMA 2 .500 04/01/28 1,375,677
4,213 FNMA 5 .500 06/01/28 4,225
417,125 FNMA 2 .500 07/01/28 396,324
863,811 FNMA 2 .500 08/01/28 820,432
1,046,081 FNMA 3 .000 10/01/28 1,002,643
620 FNMA 5 .500 11/01/28 622
4 FNMA 7 .500 01/01/29 4
1,394,565 FNMA 3 .000 03/01/29 1,341,048
5,545 FNMA 4 .000 03/01/29 5,422
5,184,260 FNMA 3 .000 04/01/29 4,985,574
20,472 FNMA 4 .500 04/01/29 20,314
14,453 FNMA 4 .000 05/01/29 14,132
8,044 FNMA 4 .500 06/01/29 7,982
2,864 FNMA 4 .000 07/01/29 2,787
55,130 FNMA 4 .500 08/01/29 54,706
6,539,493 FNMA 3 .500 09/01/29 6,393,358
10,700 FNMA 4 .500 09/01/29 10,617
8,103 FNMA 4 .500 11/01/29 7,945
3,147 FNMA 4 .500 01/01/30 3,123
768,454 FNMA 2 .500 02/01/30 720,589
6,950 FNMA 4 .000 03/01/30 6,762
3,026 FNMA 4 .500 05/01/30 3,002
4,399 FNMA 4 .500 06/01/30 4,365
1,916,577 FNMA 3 .000 07/01/30 1,829,833
39,493 FNMA 4 .500 08/01/30 39,189
8,940 FNMA 4 .000 09/01/30 8,653
60,084 FNMA 4 .000 10/01/30 58,160
498,788 FNMA 4 .000 11/01/30 482,812
95,112 FNMA 4 .000 11/01/30 92,065
20,242 FNMA 4 .500 12/01/30 20,086
1,734,030 FNMA 3 .000 02/01/31 1,658,713
28,517 FNMA 3 .500 02/01/31 27,617
31,251 FNMA 4 .000 02/01/31 30,250
369 FNMA 7 .500 03/01/31 386
2,032,493 FNMA 2 .500 04/01/31 1,900,669
85,189 FNMA 3 .500 04/01/31 82,499

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 10,204 FNMA 4 .000% 04/01/31 $ 9,877
2,054,521 FNMA 3 .000 05/01/31 1,965,328
1,042 FNMA 6 .000 05/01/31 1,076
2,341,008 FNMA 2 .500 06/01/31 2,189,066
510,470 FNMA 4 .500 07/01/31 506,528
53,493 FNMA 4 .500 07/01/31 53,080
309,513 FNMA 4 .000 08/01/31 299,588
3,064,024 FNMA 2 .500 09/01/31 2,865,201
1,544,239 FNMA 3 .000 09/01/31 1,477,247
19,004 FNMA 4 .000 09/01/31 18,395
251 FNMA 6 .500 09/01/31 258
11,537 FNMA 6 .000 11/01/31 11,930
1,578 FNMA 6 .500 11/01/31 1,625
3,283,546 FNMA 2 .500 12/01/31 3,070,261
555,850 FNMA 3 .500 01/01/32 538,269
3,634 FNMA 6 .000 01/01/32 3,758
227,326 FNMA 3 .500 02/01/32 220,137
2,648 FNMA 6 .000 02/01/32 2,733
2,076,178 FNMA 3 .000 03/01/32 1,975,804
11,652 FNMA 6 .500 04/01/32 12,090
7,270,214 FNMA 3 .000 06/01/32 6,918,805
22,245 FNMA 6 .500 07/01/32 23,165
4,534 FNMA 6 .500 08/01/32 4,706
260,113 FNMA 3 .000 09/01/32 244,557
4,339 FNMA 7 .500 09/01/32 4,338
780,533 FNMA 3 .000 10/01/32 733,837
23,929 FNMA 5 .500 10/01/32 24,412
5,894 FNMA 6 .000 11/01/32 6,091
4,750,867 FNMA 3 .000 12/01/32 4,520,964
6,031 FNMA 5 .500 12/01/32 6,177
302 FNMA 5 .500 12/01/32 303
9,661 FNMA 6 .000 12/01/32 9,912
53,337 FNMA 5 .500 01/01/33 54,584
135,031 FNMA 6 .000 01/01/33 139,641
48,966 FNMA 5 .000 02/01/33 49,827
1,311 FNMA 5 .000 02/01/33 1,299
571,209 FNMA 3 .000 04/01/33 537,016
664,407 FNMA 3 .500 04/01/33 636,808
2,697 FNMA 6 .000 04/01/33 2,789
3,264,061 FNMA 3 .500 05/01/33 3,139,055
340,251 FNMA 5 .500 05/01/33 349,592
19,635 FNMA 5 .000 06/01/33 20,023
38,536 FNMA 5 .500 06/01/33 39,702
5,876 FNMA 4 .500 07/01/33 5,728
25,921 FNMA 5 .000 07/01/33 26,470
35,480 FNMA 4 .500 08/01/33 34,617
3,386 FNMA 4 .500 08/01/33 3,301
7,991 FNMA 5 .000 08/01/33 8,161
21,063 FNMA 5 .500 09/01/33 21,151
57,403 FNMA 5 .500 09/01/33 57,599
5,934 FNMA 6 .000 09/01/33 6,047
53,298 FNMA 4 .500 10/01/33 52,591
10,340 FNMA 5 .000 10/01/33 10,559
4,856 FNMA 5 .000 10/01/33 4,864
91,907 FNMA 5 .500 10/01/33 92,412
170,556 FNMA 5 .500 10/01/33 173,848
2,693 FNMA 4 .500 11/01/33 2,655
10,775 FNMA 5 .000 11/01/33 11,003
746,726 FNMA 5 .000 11/01/33 762,562
82,375 FNMA 5 .000 12/01/33 84,120

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 105,114 FNMA 5 .500% 12/01/33 $ 107,457
1,053,359 FNMA 3 .000 01/01/34 987,731
33,139 FNMA 5 .000 02/01/34 33,168
145,753 FNMA 6 .000 02/01/34 150,476
197,264 FNMA 5 .000 03/01/34 201,443
8,325 FNMA 5 .000 03/01/34 8,501
3,341 FNMA 5 .000 03/01/34 3,412
4,258 FNMA 5 .000 03/01/34 4,348
9,851 FNMA 5 .000 03/01/34 9,866
2,901 FNMA 5 .000 03/01/34 2,962
27,592 FNMA 5 .000 04/01/34 28,177
30,289 FNMA 5 .500 04/01/34 30,785
12,993 FNMA 4 .500 05/01/34 12,770
3,809 FNMA 4 .500 05/01/34 3,711
6,958 FNMA 5 .500 07/01/34 7,180
10,538 FNMA 5 .500 07/01/34 10,873
10,433 FNMA 7 .000 07/01/34 10,768
79,128 FNMA 5 .000 08/01/34 80,806
8,690 FNMA 5 .000 08/01/34 8,874
47,460 FNMA 6 .000 08/01/34 49,092
8,429 FNMA 6 .000 08/01/34 8,716
8,657,441 FNMA 3 .500 09/01/34 8,314,590
168,697 FNMA 5 .500 09/01/34 174,064
6,294,150 FNMA 2 .500 11/01/34 5,799,182
1,476 FNMA 5 .500 11/01/34 1,525
8,290 FNMA 6 .000 11/01/34 8,415
9,193,178 FNMA 2 .500 12/01/34 8,469,976
13,237,354 FNMA 3 .000 12/01/34 12,424,492
2,518 FNMA 5 .000 12/01/34 2,572
1,547 FNMA 5 .500 12/01/34 1,597
6,519 FNMA 6 .000 12/01/34 6,625
236,420 FNMA 4 .500 01/01/35 233,284
20,233 FNMA 5 .500 01/01/35 20,433
7,207,683 FNMA 3 .500 02/01/35 6,923,253
496,122 FNMA 5 .500 02/01/35 511,776
22,164 FNMA 5 .500 02/01/35 22,887
5,880,916 FNMA 2 .500 03/01/35 5,381,775
69,557 FNMA 5 .500 04/01/35 69,780
20,594 FNMA 6 .000 04/01/35 21,299
21,242 FNMA 6 .000 04/01/35 21,969
7,482,627 FNMA 2 .500 05/01/35 6,847,816
6,679,890 FNMA 3 .000 05/01/35 6,260,990
31,085 FNMA 6 .000 05/01/35 31,966
8,207 FNMA 5 .000 06/01/35 8,381
1,366 i FNMA LIBOR 12 M + 1.570% 3 .719 07/01/35 1,351
25,322 FNMA 5 .000 07/01/35 25,859
2,120,851 FNMA 3 .000 08/01/35 1,967,667
51,599 FNMA 4 .500 08/01/35 50,890
37,426 FNMA 5 .000 08/01/35 38,220
56,096 FNMA 5 .000 08/01/35 57,286
1,862 FNMA 4 .500 09/01/35 1,832
2,313 FNMA 4 .500 09/01/35 2,282
6,216 FNMA 5 .500 09/01/35 6,415
7,554,728 FNMA 2 .500 10/01/35 6,932,256
19,353 FNMA 5 .000 10/01/35 19,383
67,008 FNMA 5 .500 10/01/35 68,361
17,102,839 FNMA 1 .500 11/01/35 14,810,868
15,884,869 FNMA 2 .000 11/01/35 14,168,546
8,056,952 FNMA 2 .500 11/01/35 7,392,997
48,914 FNMA 5 .500 11/01/35 50,652

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,427,995 FNMA 2 .000% 12/01/35 $ 5,733,426
22,592,096 FNMA 1 .500 01/01/36 19,571,187
2,682,925 FNMA 3 .500 01/01/36 2,564,781
11,710 i FNMA LIBOR 12 M + 1.535% 1 .941 02/01/36 11,464
171,781 FNMA 5 .000 02/01/36 175,110
15,470,181 FNMA 1 .500 03/01/36 13,401,477
75,780,305 FNMA 2 .000 03/01/36 67,591,021
70,027 FNMA 6 .000 03/01/36 72,935
8,002,689 FNMA 1 .500 04/01/36 6,932,477
8,432,926 FNMA 1 .000 05/01/36 7,035,378
24,455,285 FNMA 1 .500 05/01/36 21,184,696
15,890,347 FNMA 2 .000 05/01/36 14,173,096
872,536 FNMA 3 .500 05/01/36 834,104
1,053 FNMA 5 .000 05/01/36 1,068
129,697 FNMA 6 .000 06/01/36 135,402
16,343,701 FNMA 2 .000 07/01/36 14,577,119
15,498 i FNMA LIBOR 12 M + 1.595% 3 .845 07/01/36 15,290
6,107 FNMA 6 .000 07/01/36 6,216
28,011 FNMA 6 .500 07/01/36 28,899
6,805,330 FNMA 3 .000 08/01/36 6,313,565
48,941 FNMA 5 .500 08/01/36 49,087
77,558 FNMA 6 .500 08/01/36 80,298
13,050,817 FNMA 1 .500 09/01/36 11,301,082
16,901,119 FNMA 2 .000 09/01/36 15,074,152
15,974,587 FNMA 2 .500 09/01/36 14,658,262
1,100,880 FNMA 3 .000 09/01/36 1,021,323
6,414 FNMA 5 .500 09/01/36 6,622
2,167 FNMA 6 .500 09/01/36 2,304
8,237 FNMA 6 .500 09/01/36 8,575
10,305 FNMA 6 .000 10/01/36 10,750
26,876,203 FNMA 1 .500 11/01/36 23,272,693
17,531,549 FNMA 2 .000 11/01/36 15,636,366
2,412,003 FNMA 3 .000 11/01/36 2,237,681
5,108 FNMA 6 .500 11/01/36 5,348
31,321 FNMA 6 .000 12/01/36 32,699
11,415,171 FNMA 1 .500 01/01/37 9,888,023
11,255,367 FNMA 2 .000 01/01/37 10,038,468
6,097 i FNMA LIBOR 12 M + 1.754% 2 .733 01/01/37 6,011
12,511 FNMA 5 .500 01/01/37 12,974
4,610,104 FNMA 1 .500 02/01/37 3,991,954
573 i FNMA LIBOR 6 M + 1.460% 3 .737 02/01/37 578
93,406 FNMA 5 .500 02/01/37 95,348
5,513 FNMA 6 .000 02/01/37 5,747
10,841 FNMA 7 .000 02/01/37 11,239
36,851,520 FNMA 2 .000 03/01/37 32,866,887
2,315 i FNMA LIBOR 12 M + 1.808% 2 .362 03/01/37 2,268
899 FNMA 5 .000 03/01/37 911
31,934 FNMA 6 .500 03/01/37 33,762
41,634 FNMA 6 .500 03/01/37 43,767
19,914,382 FNMA 2 .000 04/01/37 17,711,819
9,316,042 FNMA 2 .500 04/01/37 8,547,054
18,919 FNMA 7 .000 04/01/37 19,829
38,577 FNMA 5 .000 05/01/37 39,258
1,354 FNMA 7 .000 05/01/37 1,364
5,582 i FNMA LIBOR 12 M + 1.782% 3 .687 06/01/37 5,512
6,507 FNMA 5 .500 06/01/37 6,748
4,782,053 FNMA 3 .000 08/01/37 4,478,899
9,140 FNMA 5 .500 08/01/37 9,449
4,021 FNMA 6 .000 08/01/37 4,174
13,645 FNMA 5 .500 09/01/37 13,681

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 17,426 FNMA 6 .000% 09/01/37 $ 17,882
53,383 FNMA 6 .000 09/01/37 55,142
26,400 FNMA 6 .000 09/01/37 27,252
20,583 FNMA 6 .000 09/01/37 21,288
71,137 FNMA 6 .000 09/01/37 73,779
6,012 FNMA 6 .500 09/01/37 6,171
3,909 FNMA 6 .500 09/01/37 4,009
5,714 i FNMA DGS1 + 2.275% 4 .400 10/01/37 5,590
5,519 FNMA 6 .500 10/01/37 5,771
6,667,575 FNMA 3 .500 11/01/37 6,373,748
5,098,022 FNMA 4 .000 11/01/37 4,975,492
58,866 FNMA 5 .500 11/01/37 61,044
112,092 FNMA 6 .000 11/01/37 116,478
2,516 FNMA 7 .000 11/01/37 2,517
2,145,988 FNMA 3 .000 12/01/37 1,990,814
2,220,035 FNMA 4 .000 01/01/38 2,126,609
471 FNMA 6 .500 01/01/38 483
32,280 FNMA 5 .500 02/01/38 33,363
15,482 FNMA 6 .500 02/01/38 15,861
8,805 FNMA 7 .000 02/01/38 9,422
7,243 i FNMA LIBOR 12 M + 1.770% 2 .520 03/01/38 7,085
3,082 FNMA 5 .000 03/01/38 3,140
1,541 FNMA 5 .000 03/01/38 1,571
6,654 FNMA 5 .500 03/01/38 6,900
2,663 FNMA 6 .000 03/01/38 2,796
4,702 FNMA 6 .500 03/01/38 4,878
8,445 FNMA 6 .500 03/01/38 8,652
4,696 FNMA 6 .500 03/01/38 4,811
66,231 FNMA 5 .500 04/01/38 68,228
109,404 FNMA 6 .000 04/01/38 113,152
11,660 FNMA 4 .500 05/01/38 11,439
360,443 FNMA 5 .000 05/01/38 368,091
77,516 FNMA 5 .000 05/01/38 78,575
244,679 FNMA 6 .000 06/01/38 255,197
464,478 FNMA 6 .500 06/01/38 486,917
88,572 FNMA 6 .000 07/01/38 92,253
869 i FNMA LIBOR 12 M + 1.603% 3 .853 08/01/38 880
278,835 FNMA 6 .000 09/01/38 289,519
9,684 i FNMA LIBOR 12 M + 1.321% 3 .571 10/01/38 9,542
596 FNMA 6 .000 10/01/38 605
3,570 FNMA 5 .500 11/01/38 3,637
1,449 FNMA 5 .000 12/01/38 1,470
249,874 FNMA 5 .500 12/01/38 259,009
19,540 FNMA 4 .500 01/01/39 19,168
28,892 FNMA 5 .000 01/01/39 29,084
1,001,586 FNMA 5 .000 01/01/39 1,007,020
33,990 FNMA 5 .500 01/01/39 34,446
144,463 FNMA 5 .500 01/01/39 149,807
1,306 FNMA 6 .000 01/01/39 1,329
11,671 FNMA 6 .000 01/01/39 12,002
46,778 FNMA 4 .500 02/01/39 46,324
158,119 FNMA 4 .500 02/01/39 156,606
69,245 FNMA 4 .500 02/01/39 68,565
3,420 FNMA 5 .500 02/01/39 3,547
150,493 FNMA 4 .000 04/01/39 144,531
7,729 FNMA 5 .500 04/01/39 7,936
286,060 FNMA 4 .500 05/01/39 283,360
46,331 FNMA 4 .500 05/01/39 45,732
144,754 FNMA 4 .500 06/01/39 143,369
51,853 FNMA 4 .500 06/01/39 51,397

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 116,350 FNMA 5 .500% 06/01/39 $ 120,654
3,067 i FNMA LIBOR 12 M + 1.835% 4 .085 07/01/39 3,100
39,378 FNMA 4 .500 07/01/39 39,036
30,460 FNMA 4 .500 07/01/39 30,094
2,863 FNMA 5 .000 07/01/39 2,909
5,780 i FNMA LIBOR 12 M + 1.650% 3 .900 08/01/39 5,723
4,619 i FNMA LIBOR 12 M + 1.690% 3 .940 08/01/39 4,675
510,594 FNMA 4 .000 08/01/39 490,363
90,518 FNMA 4 .000 08/01/39 86,931
8,024 FNMA 4 .500 08/01/39 7,942
362,630 FNMA 4 .500 08/01/39 358,109
100,042 FNMA 4 .500 08/01/39 98,842
378,002 FNMA 5 .000 08/01/39 382,775
3,140 FNMA 5 .000 08/01/39 3,190
203,787 FNMA 4 .000 09/01/39 195,712
20,432 FNMA 5 .000 09/01/39 20,690
93,856 FNMA 5 .500 09/01/39 97,331
59,030 FNMA 6 .000 09/01/39 61,292
192,992 FNMA 6 .500 10/01/39 203,155
9,196 FNMA 5 .000 11/01/39 9,296
216,106 FNMA 4 .000 12/01/39 207,541
22,962 FNMA 4 .500 12/01/39 22,705
48,743 FNMA 4 .500 12/01/39 48,181
761,685 FNMA 4 .500 12/01/39 754,985
7,954 i FNMA LIBOR 12 M + 1.815% 2 .160 01/01/40 8,027
17,554 FNMA 4 .500 01/01/40 17,400
17,988 FNMA 5 .000 01/01/40 18,216
123,272 FNMA 6 .000 02/01/40 127,495
5,804,191 FNMA 2 .500 03/01/40 5,105,519
158,478 FNMA 4 .500 03/01/40 157,104
71,854 FNMA 4 .500 03/01/40 71,231
7,414 FNMA 5 .000 03/01/40 7,507
7,498,000 FNMA 2 .500 04/01/40 6,595,411
7,462,758 FNMA 3 .000 04/01/40 6,775,102
7,926 FNMA 4 .500 04/01/40 7,857
257,688 FNMA 5 .000 04/01/40 260,949
184,498 FNMA 5 .000 04/01/40 187,022
29,548 i FNMA LIBOR 12 M + 1.837% 2 .700 05/01/40 29,882
15,005 i FNMA LIBOR 12 M + 1.784% 2 .887 05/01/40 14,909
13,911 i FNMA LIBOR 12 M + 1.835% 3 .210 05/01/40 13,720
8,159 FNMA 4 .500 05/01/40 7,952
6,732,049 FNMA 2 .500 06/01/40 5,907,616
17,485 FNMA 4 .500 07/01/40 17,333
14,574 FNMA 4 .500 07/01/40 14,448
23,000 FNMA 5 .000 07/01/40 23,291
144,906 FNMA 4 .500 08/01/40 143,650
209,896 FNMA 4 .500 08/01/40 208,076
146,890 FNMA 5 .000 08/01/40 148,349
330,738 FNMA 4 .500 09/01/40 327,869
155,949 FNMA 4 .500 09/01/40 154,597
345,672 FNMA 6 .000 09/01/40 360,874
49,861 FNMA 3 .500 10/01/40 46,661
216,820 FNMA 4 .000 10/01/40 208,226
467,649 FNMA 4 .000 10/01/40 449,110
375,997 FNMA 4 .500 10/01/40 372,737
445,709 FNMA 3 .500 11/01/40 417,105
464,636 FNMA 4 .000 11/01/40 446,218
504,698 FNMA 4 .000 11/01/40 484,694
282,713 FNMA 4 .000 11/01/40 271,507
57,563 FNMA 4 .500 11/01/40 57,064

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 14,555,128 FNMA 2 .000% 12/01/40 $ 12,395,744
145,701 FNMA 4 .000 12/01/40 139,923
24,256 i FNMA LIBOR 12 M + 1.823% 4 .073 12/01/40 23,770
1,264,677 FNMA 4 .500 12/01/40 1,253,713
14,744 FNMA 3 .500 01/01/41 13,795
4,925,302 FNMA 1 .500 02/01/41 4,029,393
11,987,695 FNMA 2 .000 02/01/41 10,209,043
18,942 i FNMA LIBOR 12 M + 1.820% 2 .223 02/01/41 19,105
64,589 FNMA 3 .500 02/01/41 60,444
424,723 FNMA 4 .000 02/01/41 402,378
421,021 FNMA 4 .000 03/01/41 404,321
16,801,559 FNMA 2 .000 04/01/41 14,308,640
315,060 FNMA 4 .500 04/01/41 312,329
287,014 FNMA 4 .500 05/01/41 282,877
85,624 FNMA 4 .500 05/01/41 84,882
197,036 FNMA 4 .500 06/01/41 194,762
36,415 i FNMA LIBOR 12 M + 1.782% 3 .825 07/01/41 37,031
266,276 FNMA 4 .500 07/01/41 263,967
13,078,454 FNMA 2 .000 08/01/41 11,024,431
22,768,678 FNMA 1 .500 09/01/41 18,423,698
4,453,651 FNMA 2 .000 09/01/41 3,754,175
595,736 FNMA 4 .000 09/01/41 572,118
363,326 FNMA 4 .500 09/01/41 359,132
155,023 FNMA 5 .500 09/01/41 160,755
13,687,521 FNMA 1 .500 10/01/41 11,197,378
8,934,508 FNMA 2 .000 10/01/41 7,531,267
22,670 i FNMA LIBOR 12 M + 1.815% 4 .065 10/01/41 22,660
13,684,615 FNMA 2 .000 11/01/41 11,535,336
246,600 FNMA 3 .500 11/01/41 230,832
199,855 FNMA 3 .500 11/01/41 187,075
8,925,532 FNMA 3 .500 12/01/41 8,355,078
1,473,848 FNMA 3 .500 12/01/41 1,379,610
104,949 i FNMA LIBOR 12 M + 1.750% 3 .901 12/01/41 106,025
256,619 FNMA 4 .000 12/01/41 246,445
13,834,949 FNMA 2 .500 01/01/42 12,030,051
693,231 FNMA 3 .500 03/01/42 648,906
462,409 FNMA 4 .000 03/01/42 444,075
1,675,753 FNMA 3 .500 04/01/42 1,568,591
657,452 FNMA 3 .500 04/01/42 615,414
596,929 FNMA 4 .500 04/01/42 591,754
645,037 FNMA 5 .000 04/01/42 653,183
424,050 FNMA 4 .000 05/01/42 407,241
419,392 FNMA 5 .000 05/01/42 424,690
517,804 FNMA 3 .000 06/01/42 471,147
1,959,254 FNMA 3 .500 06/01/42 1,833,957
1,652,613 FNMA 4 .000 06/01/42 1,587,046
1,184,191 FNMA 4 .000 06/01/42 1,137,208
2,930,921 FNMA 3 .500 07/01/42 2,743,507
614,468 FNMA 4 .500 07/01/42 609,139
674,690 FNMA 3 .500 08/01/42 631,548
1,096,168 FNMA 3 .000 09/01/42 997,402
1,380,280 FNMA 3 .500 09/01/42 1,292,007
7,174,567 FNMA 4 .500 09/01/42 7,112,371
2,535,486 FNMA 3 .000 10/01/42 2,307,024
633,923 FNMA 3 .500 10/01/42 593,314
1,183,930 FNMA 2 .500 01/01/43 1,020,685
3,704,026 FNMA 3 .000 01/01/43 3,370,597
4,288,985 FNMA 3 .000 02/01/43 3,902,464
8,278,378 FNMA 3 .000 04/01/43 7,532,247
11,705,173 FNMA 3 .000 04/01/43 10,650,166

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,003,900 FNMA 3 .000% 04/01/43 $ 913,427
2,884,814 FNMA 3 .000 04/01/43 2,624,823
2,780,654 FNMA 3 .000 06/01/43 2,530,017
64,022 i FNMA LIBOR 12 M + 1.695% 3 .567 06/01/43 64,096
2,623,349 FNMA 3 .000 07/01/43 2,386,949
1,903,525 FNMA 3 .500 07/01/43 1,779,760
6,769,919 FNMA 3 .500 07/01/43 6,329,756
23,493 i FNMA LIBOR 12 M + 1.550% 3 .800 07/01/43 23,453
2,334,786 FNMA 3 .000 08/01/43 2,121,482
1,255,443 FNMA 4 .000 08/01/43 1,205,813
2,016,624 FNMA 3 .000 09/01/43 1,835,048
2,146,108 FNMA 3 .500 09/01/43 2,006,383
2,039,660 FNMA 3 .500 10/01/43 1,907,253
182,228 FNMA 4 .500 10/01/43 178,654
537,824 FNMA 4 .000 11/01/43 515,142
1,196,148 FNMA 4 .000 11/01/43 1,145,706
348,928 FNMA 4 .500 12/01/43 342,773
1,196,322 FNMA 4 .500 12/01/43 1,175,219
1,365,256 FNMA 4 .000 01/01/44 1,307,680
19,243,660 FNMA 4 .000 03/01/44 18,440,241
818,666 FNMA 4 .000 05/01/44 784,161
849,336 FNMA 4 .000 07/01/44 813,541
845,123 FNMA 4 .000 07/01/44 809,504
619,151 FNMA 3 .500 09/01/44 577,396
750,350 FNMA 4 .000 09/01/44 718,723
1,953,942 FNMA 3 .500 10/01/44 1,823,383
5,271,940 FNMA 5 .000 11/01/44 5,338,527
815,542 FNMA 4 .000 12/01/44 781,166
2,001,423 FNMA 3 .000 01/01/45 1,817,657
6,785,503 FNMA 3 .000 01/01/45 6,174,638
7,786,706 FNMA 3 .500 01/01/45 7,282,615
3,226,639 FNMA 3 .500 02/01/45 3,004,361
2,100,955 FNMA 3 .000 04/01/45 1,888,131
2,779,623 FNMA 3 .500 05/01/45 2,586,423
3,279,167 FNMA 3 .500 07/01/45 3,051,259
3,244,340 FNMA 4 .000 07/01/45 3,107,568
10,605,909 FNMA 3 .500 09/01/45 9,928,140
4,956,013 FNMA 3 .000 11/01/45 4,453,948
2,061,093 FNMA 3 .500 11/01/45 1,916,122
6,312,378 FNMA 4 .000 11/01/45 6,046,249
1,593,504 FNMA 3 .500 12/01/45 1,480,597
6,010,706 FNMA 3 .500 12/01/45 5,584,808
2,864,976 FNMA 3 .500 12/01/45 2,662,577
8,271,336 FNMA 3 .500 01/01/46 7,666,210
1,561,996 FNMA 3 .500 02/01/46 1,451,321
4,266,399 FNMA 3 .500 04/01/46 3,974,058
2,480,195 FNMA 4 .500 05/01/46 2,436,434
2,182,101 FNMA 3 .000 06/01/46 1,955,501
3,375,817 FNMA 3 .500 07/01/46 3,134,510
5,813,436 FNMA 3 .500 08/01/46 5,441,933
3,301,347 FNMA 4 .000 08/01/46 3,160,109
3,414,195 FNMA 3 .000 09/01/46 3,057,003
4,220,818 FNMA 3 .000 10/01/46 3,777,949
21,942,578 FNMA 3 .000 11/01/46 19,701,270
1,959,509 FNMA 3 .500 12/01/46 1,818,226
26,059,902 FNMA 3 .000 01/01/47 23,269,816
3,292,506 FNMA 3 .000 02/01/47 2,942,948
2,229,941 FNMA 4 .000 02/01/47 2,130,855
4,680,240 FNMA 3 .000 03/01/47 4,183,345
2,849,017 FNMA 3 .500 03/01/47 2,642,819

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 658,616 FNMA 4 .000% 03/01/47 $ 629,487
516,834 FNMA 4 .500 03/01/47 505,776
4,176,798 FNMA 3 .000 04/01/47 3,755,417
6,529,896 FNMA 3 .000 04/01/47 5,834,593
3,756,816 FNMA 3 .500 04/01/47 3,466,572
1,887,542 FNMA 3 .500 05/01/47 1,758,988
3,749,184 FNMA 3 .500 07/01/47 3,508,032
14,597,756 FNMA 4 .000 07/01/47 13,943,851
19,252,602 FNMA 3 .500 11/01/47 17,819,775
1,455,286 FNMA 4 .500 11/01/47 1,428,705
1,903,037 FNMA 3 .500 01/01/48 1,764,673
6,987,026 FNMA 4 .000 01/01/48 6,665,365
1,096,745 FNMA 3 .000 02/01/48 975,812
1,561,450 FNMA 3 .500 02/01/48 1,446,758
10,892,923 FNMA 3 .500 04/01/48 10,073,251
2,244,333 FNMA 4 .000 04/01/48 2,145,656
191,847 FNMA 4 .500 04/01/48 188,166
3,323,671 FNMA 3 .500 06/01/48 3,078,146
5,799,518 FNMA 4 .000 07/01/48 5,517,503
3,743,155 FNMA 4 .500 07/01/48 3,670,742
2,119,258 FNMA 4 .000 08/01/48 2,015,190
1,565,040 FNMA 4 .000 10/01/48 1,492,253
2,186,524 FNMA 4 .500 10/01/48 2,141,570
17,370,631 FNMA 3 .000 11/01/48 15,537,213
4,290,505 FNMA 4 .000 11/01/48 4,086,814
1,523,557 FNMA 4 .500 11/01/48 1,490,136
1,581,509 FNMA 4 .000 12/01/48 1,507,955
1,361,263 FNMA 4 .500 01/01/49 1,330,353
3,657,217 FNMA 4 .500 02/01/49 3,579,808
4,650,934 FNMA 4 .000 04/01/49 4,432,035
4,186,811 FNMA 5 .000 04/01/49 4,193,959
5,122,396 FNMA 3 .500 07/01/49 4,713,807
19,154,450 FNMA 3 .500 08/01/49 17,638,487
3,040,892 FNMA 4 .000 08/01/49 2,886,506
11,035,859 FNMA 3 .000 09/01/49 9,768,038
13,825,525 FNMA 3 .000 12/01/49 12,379,134
6,316,099 FNMA 3 .000 12/01/49 5,590,164
11,994,175 FNMA 3 .000 12/01/49 10,613,775
24,336,394 FNMA 3 .000 02/01/50 21,664,929
11,203,795 FNMA 3 .500 02/01/50 10,336,396
15,183,384 FNMA 3 .000 03/01/50 13,404,559
21,866,191 FNMA 3 .000 05/01/50 19,316,790
12,150,396 FNMA 3 .000 06/01/50 10,730,192
9,812,837 FNMA 4 .000 06/01/50 9,283,645
11,540,251 FNMA 4 .000 08/01/50 10,900,565
31,549,889 FNMA 2 .500 09/01/50 26,928,491
169,799,796 FNMA 2 .500 10/01/50 144,558,611
21,111,389 FNMA 1 .500 11/01/50 16,310,765
103,682,863 FNMA 2 .000 11/01/50 84,789,479
15,237,160 FNMA 2 .500 11/01/50 12,978,397
59,486,275 FNMA 1 .500 12/01/50 45,959,242
110,032,659 FNMA 2 .000 12/01/50 89,968,136
9,880,583 FNMA 2 .500 12/01/50 8,433,198
83,487,146 FNMA 2 .000 01/01/51 68,243,626
8,710,600 FNMA 1 .500 02/01/51 6,727,090
7,946,558 FNMA 2 .000 02/01/51 6,486,098
100,148,693 FNMA 2 .500 02/01/51 84,857,472
39,715,488 FNMA 1 .500 03/01/51 30,665,607
113,358,913 FNMA 2 .000 03/01/51 92,577,349
22,773,528 FNMA 1 .500 04/01/51 17,580,662

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 137,136,024 FNMA 2 .000% 04/01/51 $ 111,972,581
31,075,839 FNMA 2 .500 04/01/51 26,398,483
87,427,259 FNMA 2 .000 05/01/51 71,370,245
84,251,611 FNMA 2 .000 06/01/51 68,749,056
50,010,970 FNMA 2 .500 06/01/51 42,368,508
53,816,752 FNMA 2 .000 07/01/51 43,905,037
82,296,121 FNMA 2 .000 08/01/51 67,159,037
100,856,719 FNMA 2 .500 08/01/51 85,641,155
45,781,081 FNMA 2 .000 09/01/51 37,333,872
43,980,404 FNMA 2 .500 09/01/51 37,341,094
6,441,964 FNMA 1 .500 11/01/51 4,965,006
88,658,115 FNMA 2 .000 11/01/51 72,262,001
45,565,932 FNMA 2 .500 11/01/51 38,681,129
70,975,033 FNMA 2 .000 12/01/51 57,865,298
75,639,927 FNMA 2 .000 12/01/51 61,602,354
83,220,706 FNMA 2 .500 12/01/51 70,554,324
93,645,664 FNMA 2 .500 01/01/52 79,452,074
61,584,134 FNMA 3 .000 01/01/52 54,147,660
68,227,901 FNMA 2 .000 02/01/52 55,594,227
17,888,201 FNMA 3 .500 02/01/52 16,276,962
51,935,307 FNMA 2 .000 03/01/52 42,314,345
80,994,111 FNMA 2 .500 03/01/52 68,643,314
9,279,183 FNMA 3 .500 03/01/52 8,434,036
14,587,325 FNMA 2 .000 04/01/52 11,877,134
30,215,708 FNMA 2 .500 04/01/52 25,597,331
9,492,113 FNMA 3 .500 04/01/52 8,626,332
40,738,277 FNMA 2 .500 05/01/52 34,505,878
19,857,501 FNMA 3 .000 05/01/52 17,427,593
7,709,207 FNMA 3 .500 05/01/52 7,003,981
59,415,379 FNMA 4 .000 05/01/52 55,758,640
9,761,414 FNMA 2 .500 06/01/52 8,271,211
4,847,904 FNMA 3 .500 06/01/52 4,405,733
14,492,133 FNMA 4 .000 06/01/52 13,594,201
33,607,806 FNMA 4 .500 06/01/52 32,352,015
5,806,156 FNMA 3 .000 07/01/52 5,096,077
28,397,785 FNMA 3 .500 07/01/52 25,807,647
9,709,105 FNMA 4 .000 07/01/52 9,110,520
40,290,366 h FNMA 4 .000 07/01/52 37,793,908
9,652,767 FNMA 4 .500 07/01/52 9,292,076
24,232,825 FNMA 4 .500 07/01/52 23,326,690
23,812,492 FNMA 5 .000 07/01/52 23,483,183
13,190,945 FNMA 2 .500 08/01/52 11,172,987
4,841,889 FNMA 5 .000 08/01/52 4,774,929
9,890,012 FNMA 3 .500 09/01/52 8,987,085
14,642,504 FNMA 4 .500 09/01/52 14,094,596
8,893,020 FNMA 4 .000 10/01/52 8,341,989
56,153,921 h FNMA 4 .500 10/01/52 54,051,264
28,262,731 FNMA 5 .000 10/01/52 27,871,878
16,553,903 FNMA 5 .500 10/01/52 16,608,006
16,827,052 FNMA 3 .000 11/01/52 14,773,684
15,590,444 FNMA 3 .500 11/01/52 14,168,453
10,853,108 FNMA 4 .000 11/01/52 10,180,635
32,944,807 h FNMA 5 .000 11/01/52 32,489,204
9,847,450 FNMA 5 .500 11/01/52 9,873,882
9,822,411 FNMA 6 .000 11/01/52 9,970,375
3,140,670 FNMA 4 .000 12/01/52 2,946,076
15,871,501 h FNMA 5 .500 12/01/52 15,914,102
2,950,000 h FNMA 6 .000 01/01/53 2,994,439
2,900,000 h FNMA 6 .500 01/01/53 2,971,305
1,811,824 FNMA 3 .500 07/01/55 1,681,558

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 167 Government National Mortgage Association (GNMA) 4 .500% 01/20/24 $ 166
1,967 GNMA 4 .000 04/15/24 1,950
149 GNMA 4 .500 07/15/24 148
10,997 GNMA 4 .000 08/15/24 10,875
2,536 GNMA 4 .500 08/15/24 2,521
6,889 GNMA 4 .000 09/15/24 6,817
1,947 GNMA 4 .500 01/15/25 1,935
18,598 GNMA 4 .000 08/15/25 18,314
9,640 GNMA 3 .500 03/15/26 9,413
10,767 GNMA 4 .000 04/15/26 10,484
12,067 GNMA 4 .000 06/20/26 11,742
19,797 GNMA 3 .500 11/20/26 19,171
97,404 GNMA 3 .000 12/15/26 94,361
314,700 GNMA 2 .500 04/20/27 301,685
265,707 GNMA 2 .500 09/20/27 254,664
139 GNMA 6 .500 09/15/28 143
94 GNMA 6 .500 09/15/28 97
784 GNMA 6 .500 11/15/28 806
146 GNMA 7 .500 11/15/28 146
404,460 GNMA 3 .500 11/20/28 391,552
4,686 GNMA 8 .500 10/15/30 4,724
1,625 GNMA 8 .500 10/20/30 1,700
201 GNMA 8 .500 12/15/30 217
224 GNMA 7 .000 06/20/31 231
201 GNMA 7 .000 07/15/31 201
2,030,212 GNMA 3 .000 08/20/32 1,930,884
80,482 GNMA 6 .000 10/15/32 84,880
10,972 GNMA 5 .500 12/20/32 11,254
27,779 GNMA 5 .500 05/15/33 28,217
2,867 GNMA 5 .000 07/15/33 2,868
12,391 GNMA 5 .500 07/15/33 12,690
2,995 GNMA 5 .000 07/20/33 3,056
8,823 GNMA 5 .000 08/15/33 8,895
12,816 GNMA 5 .000 08/15/33 12,916
48,892 GNMA 5 .500 09/15/33 50,889
41,258 GNMA 6 .000 11/20/33 43,198
17,693 GNMA 5 .500 05/20/34 18,022
26,467 GNMA 6 .000 09/20/34 27,162
1,777 GNMA 5 .000 10/20/34 1,814
49,188 GNMA 5 .500 11/15/34 51,514
25,527 GNMA 6 .500 01/15/35 26,243
14,243 GNMA 5 .500 02/20/35 14,721
260,142 GNMA 5 .000 03/20/35 265,524
77,972 GNMA 5 .000 04/15/35 79,068
79,699 GNMA 5 .500 05/20/35 82,926
2,763 GNMA 5 .000 09/20/35 2,804
3,105 GNMA 5 .000 11/15/35 3,138
1,984 GNMA 5 .000 11/15/35 2,030
22,195 GNMA 5 .500 02/20/36 23,096
3,019 GNMA 5 .500 03/15/36 3,129
7,015 GNMA 5 .500 05/20/36 7,264
2,814 GNMA 6 .500 06/15/36 2,910
67,494 GNMA 5 .500 06/20/36 70,234
4,228 GNMA 5 .000 09/15/36 4,327
2,174 GNMA 6 .000 09/15/36 2,249
6,634 GNMA 6 .000 10/20/36 7,005
4,472 GNMA 5 .000 12/15/36 4,576
4,136 GNMA 6 .000 01/20/37 4,367
56,872 GNMA 5 .500 02/15/37 58,168
14,837 GNMA 6 .000 02/20/37 15,662

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 102,983 GNMA 6 .000% 04/15/37 $ 109,087
40,512 GNMA 6 .000 04/20/37 41,509
6,902 GNMA 6 .000 06/15/37 7,087
8,154 GNMA 6 .000 08/20/37 8,610
7,065 GNMA 6 .500 08/20/37 7,579
32,405 GNMA 6 .500 11/20/37 34,290
10,956 GNMA 6 .000 12/15/37 11,501
1,753 GNMA 5 .000 02/20/38 1,785
39,087 GNMA 5 .000 04/15/38 39,679
1,092 GNMA 5 .500 05/20/38 1,129
6,275 GNMA 5 .500 06/15/38 6,533
21,166 GNMA 6 .000 06/20/38 22,351
20,142 GNMA 5 .500 07/15/38 20,884
149,212 GNMA 5 .000 07/20/38 151,733
143,726 GNMA 5 .500 07/20/38 147,051
4,556 GNMA 5 .500 08/15/38 4,743
46,693 GNMA 6 .000 08/15/38 49,494
41,902 GNMA 6 .000 08/15/38 43,215
14,281 GNMA 6 .000 08/20/38 15,081
56,201 GNMA 6 .000 09/20/38 59,331
32,425 GNMA 5 .000 10/15/38 32,664
5,852 GNMA 5 .500 10/15/38 6,047
7,381 GNMA 6 .500 10/20/38 7,396
3,016 GNMA 6 .500 10/20/38 3,225
767 GNMA 5 .500 11/15/38 798
13,165 GNMA 6 .500 11/20/38 13,912
43,292 GNMA 6 .000 12/15/38 45,270
902 GNMA 6 .500 12/15/38 934
10,464 GNMA 5 .000 01/15/39 10,709
225,576 GNMA 4 .500 01/20/39 225,135
31,790 GNMA 6 .500 01/20/39 33,517
8,839 GNMA 5 .000 02/15/39 9,016
713 GNMA 6 .000 02/15/39 731
104,552 GNMA 4 .500 03/15/39 102,914
7,914 GNMA 4 .500 03/15/39 7,863
3,041 GNMA 4 .500 03/20/39 3,035
62,145 GNMA 5 .500 03/20/39 64,673
5,323 GNMA 4 .500 04/15/39 5,274
104,909 GNMA 5 .500 04/15/39 108,823
2,109 GNMA 5 .000 04/20/39 2,145
8,970 GNMA 4 .000 05/15/39 8,674
152,068 GNMA 4 .500 05/15/39 150,952
74,096 GNMA 5 .000 05/15/39 75,412
11,000 GNMA 4 .000 05/20/39 10,628
26,776 GNMA 4 .500 05/20/39 26,724
642,906 GNMA 5 .000 05/20/39 653,724
4,190 GNMA 4 .500 06/15/39 4,163
375,887 GNMA 4 .500 06/15/39 374,031
625,849 GNMA 5 .000 06/15/39 636,970
445,122 GNMA 5 .000 06/15/39 449,913
10,147 GNMA 5 .000 06/15/39 10,386
4,126 GNMA 5 .000 06/15/39 4,209
4,584 GNMA 5 .000 06/15/39 4,691
6,072 GNMA 4 .000 06/20/39 5,867
4,002 GNMA 5 .000 06/20/39 4,069
424,266 GNMA 4 .000 07/15/39 407,746
4,920 GNMA 4 .500 07/15/39 4,843
12,991 GNMA 4 .500 07/15/39 12,788
525,142 GNMA 4 .500 07/15/39 521,291
6,948 GNMA 5 .000 07/15/39 7,112

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 58,519 GNMA 4 .500% 07/20/39 $ 58,405
55,171 GNMA 5 .000 07/20/39 56,095
6,471 GNMA 5 .500 07/20/39 6,734
26,831 GNMA 4 .000 08/15/39 25,871
50,310 GNMA 5 .000 08/15/39 50,911
3,441 GNMA 5 .500 08/15/39 3,515
17,821 GNMA 6 .000 08/15/39 18,279
18,286 GNMA 4 .000 08/20/39 17,668
13,924 GNMA 5 .000 08/20/39 14,161
18,914 GNMA 5 .000 09/20/39 19,236
3,939 GNMA 4 .500 10/15/39 3,877
2,188 GNMA 5 .000 10/15/39 2,232
5,953 GNMA 4 .500 10/20/39 5,941
12,523 GNMA 4 .500 11/15/39 12,430
8,612 GNMA 4 .500 11/20/39 8,595
10,462 GNMA 5 .000 11/20/39 10,640
295,699 GNMA 4 .500 12/15/39 293,528
8,615 GNMA 4 .500 12/20/39 8,598
330,424 GNMA 5 .000 12/20/39 336,046
284,832 GNMA 4 .500 01/20/40 284,275
5,049 GNMA 5 .500 01/20/40 5,248
194,023 GNMA 5 .500 02/15/40 201,962
25,625 GNMA 4 .000 03/15/40 24,866
4,547 GNMA 5 .000 03/15/40 4,574
1,373 GNMA 4 .500 04/15/40 1,355
53,427 GNMA 5 .000 04/15/40 54,065
11,525 GNMA 4 .500 04/20/40 11,502
1,747 GNMA 4 .500 05/15/40 1,735
52,497 GNMA 5 .000 05/15/40 53,330
85,857 i GNMA DGS1 + 1.500% 2 .875 05/20/40 84,740
2,394 GNMA 4 .500 05/20/40 2,390
1,128,643 GNMA 4 .500 06/15/40 1,121,442
3,262 GNMA 4 .500 06/15/40 3,238
3,492 GNMA 4 .500 06/15/40 3,466
60,399 GNMA 5 .000 06/20/40 61,427
101,388 GNMA 4 .500 07/15/40 100,650
31,847 GNMA 4 .500 07/15/40 31,348
404,828 GNMA 4 .500 07/20/40 404,036
12,362 GNMA 5 .000 07/20/40 12,527
82,240 GNMA 4 .000 08/15/40 79,206
428,972 GNMA 4 .000 08/15/40 411,669
39,127 GNMA 4 .500 08/15/40 38,878
29,723 GNMA 4 .500 08/20/40 29,664
26,572 GNMA 4 .500 09/20/40 26,519
9,915 GNMA 5 .500 09/20/40 10,318
9,641 GNMA 6 .500 09/20/40 9,950
13,639 GNMA 4 .000 10/15/40 13,137
22,066 GNMA 6 .000 10/20/40 23,300
158,820 GNMA 4 .000 11/15/40 152,965
346,805 GNMA 4 .000 11/20/40 335,093
80,211 GNMA 3 .500 12/15/40 75,437
156,301 GNMA 5 .500 12/20/40 162,628
449,335 GNMA 4 .000 01/15/41 435,217
938,630 GNMA 4 .000 01/20/41 903,336
88,738 GNMA 4 .000 02/15/41 85,906
255,989 GNMA 4 .500 02/20/41 255,488
150,830 GNMA 4 .500 03/15/41 149,877
292,925 GNMA 4 .500 04/20/41 292,352
66,797 GNMA 5 .000 04/20/41 67,930
21,669 i GNMA DGS1 + 1.500% 2 .875 06/20/41 21,401

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 55,789 GNMA 4 .000% 07/15/41 $ 53,859
120,911 GNMA 4 .000 07/20/41 116,828
411,288 GNMA 4 .500 07/20/41 410,484
361,711 GNMA 5 .000 07/20/41 367,847
83,381 GNMA 4 .500 08/15/41 82,769
178,679 GNMA 5 .000 08/20/41 181,725
248,631 GNMA 4 .000 09/15/41 238,600
12,823 i GNMA DGS1 + 1.500% 2 .625 09/20/41 12,533
564,132 GNMA 4 .000 09/20/41 545,113
42,146 GNMA 4 .000 10/15/41 40,798
26,163 i GNMA DGS1 + 1.500% 1 .750 10/20/41 25,484
14,469 i GNMA DGS1 + 1.500% 1 .750 10/20/41 14,094
726,310 GNMA 4 .000 10/20/41 701,773
108,652 GNMA 5 .500 10/20/41 113,066
197,089 GNMA 3 .500 11/15/41 185,361
507,805 GNMA 4 .000 11/15/41 489,145
967,043 GNMA 4 .500 11/20/41 965,151
433,550 GNMA 5 .000 11/20/41 440,932
95,333 GNMA 6 .000 11/20/41 100,641
513,910 GNMA 3 .500 01/20/42 484,183
70,221 i GNMA DGS1 + 1.500% 2 .625 02/20/42 69,416
244,757 GNMA 3 .500 03/20/42 230,605
463,413 GNMA 4 .500 03/20/42 462,506
454,885 GNMA 3 .500 04/15/42 427,858
987,710 GNMA 3 .500 05/20/42 913,812
2,324,851 GNMA 3 .500 05/20/42 2,190,388
538,119 GNMA 4 .000 05/20/42 523,431
985,475 GNMA 3 .500 07/15/42 926,772
95,580 i GNMA DGS1 + 1.500% 2 .625 07/20/42 93,452
544,201 GNMA 3 .500 07/20/42 512,729
719,460 GNMA 3 .000 08/20/42 656,767
989,528 GNMA 3 .500 08/20/42 920,577
2,260,161 GNMA 3 .500 08/20/42 2,129,451
484,465 GNMA 6 .000 08/20/42 509,415
919,204 GNMA 3 .500 10/20/42 866,028
1,067,354 GNMA 3 .000 11/20/42 974,335
1,054,515 GNMA 3 .000 12/20/42 952,216
1,248,934 GNMA 3 .000 12/20/42 1,140,088
675,122 GNMA 3 .000 01/15/43 618,157
2,840,404 GNMA 3 .000 01/15/43 2,600,066
931,326 GNMA 3 .000 01/20/43 850,174
1,591,928 GNMA 3 .000 02/20/43 1,453,191
1,245,660 GNMA 3 .000 02/20/43 1,139,880
265,274 GNMA 3 .000 04/15/43 242,843
305,463 GNMA 5 .000 04/20/43 310,658
630,470 GNMA 3 .000 05/20/43 575,519
955,915 GNMA 3 .000 06/20/43 872,630
2,431,412 GNMA 3 .500 06/20/43 2,268,459
2,094,888 GNMA 3 .000 07/20/43 1,912,283
986,699 GNMA 3 .500 07/20/43 929,631
4,106,925 GNMA 4 .500 08/20/43 4,146,817
1,364,944 GNMA 3 .500 09/20/43 1,285,997
440,560 GNMA 4 .000 09/20/43 424,466
5,722,362 GNMA 3 .500 10/20/43 5,388,234
2,642,843 GNMA 4 .000 10/20/43 2,548,297
246,031 GNMA 3 .500 11/20/43 231,519
476,475 GNMA 4 .000 11/20/43 458,905
456,496 GNMA 4 .500 12/20/43 460,669
504,338 GNMA 4 .500 01/20/44 509,259
597,433 GNMA 3 .500 02/20/44 561,224

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 809,006 GNMA 4 .000% 02/20/44 $ 778,806
803,423 GNMA 4 .000 05/20/44 773,333
841,227 GNMA 4 .000 06/20/44 809,686
2,177,490 GNMA 3 .500 07/20/44 2,035,848
6,713,582 GNMA 3 .500 10/20/44 6,271,922
698,152 GNMA 4 .500 10/20/44 699,902
1,544,024 GNMA 3 .500 11/20/44 1,442,183
1,932,056 GNMA 3 .000 12/20/44 1,766,357
3,579,264 GNMA 4 .000 12/20/44 3,442,905
4,878,675 GNMA 3 .500 02/20/45 4,555,567
2,886,178 GNMA 4 .000 03/20/45 2,776,129
1,986,846 GNMA 3 .000 04/20/45 1,813,717
4,232,466 GNMA 3 .000 06/20/45 3,859,381
9,634,330 GNMA 3 .000 07/20/45 8,779,949
3,280,688 GNMA 4 .000 10/20/45 3,155,625
5,527,146 GNMA 4 .000 11/20/45 5,326,891
2,458,568 GNMA 3 .000 12/20/45 2,228,185
2,211,636 GNMA 3 .500 12/20/45 2,056,203
11,910,163 GNMA 3 .000 03/20/46 10,817,371
4,160,000 GNMA 3 .000 04/20/46 3,782,299
2,511,642 GNMA 4 .000 04/20/46 2,399,535
11,196,238 GNMA 3 .000 05/20/46 10,162,149
6,910,643 GNMA 3 .500 05/20/46 6,452,004
2,551,820 GNMA 3 .000 06/20/46 2,311,088
1,549,721 GNMA 3 .500 06/20/46 1,446,089
1,925,693 GNMA 3 .000 07/20/46 1,744,907
3,290,008 GNMA 3 .500 08/20/46 3,069,171
1,864,814 GNMA 3 .000 09/20/46 1,687,875
7,669,740 GNMA 3 .500 09/20/46 7,174,219
3,651,458 GNMA 3 .000 10/20/46 3,302,885
2,015,187 GNMA 3 .000 12/20/46 1,820,534
12,591,293 GNMA 3 .000 01/20/47 11,326,956
1,440,256 GNMA 4 .000 01/20/47 1,383,437
3,133,250 GNMA 4 .000 04/20/47 3,006,434
3,330,518 GNMA 3 .500 05/20/47 3,115,158
1,692,050 GNMA 3 .500 06/20/47 1,577,563
2,140,576 GNMA 3 .000 07/20/47 1,934,273
3,910,278 GNMA 4 .500 07/20/47 3,853,969
4,013,076 GNMA 3 .000 08/20/47 3,613,807
4,460,313 GNMA 3 .500 08/20/47 4,157,318
7,908,847 GNMA 3 .000 09/20/47 7,122,656
10,124,447 GNMA 4 .000 09/20/47 9,745,243
7,198,087 GNMA 3 .500 11/20/47 6,701,216
5,338,466 GNMA 3 .500 12/20/47 4,978,673
3,401,297 GNMA 3 .500 01/20/48 3,178,081
4,277,735 GNMA 4 .000 05/20/48 4,099,608
3,178,011 GNMA 4 .000 06/20/48 3,035,364
7,455,625 GNMA 3 .500 07/20/48 6,943,529
3,315,479 GNMA 4 .000 08/20/48 3,177,287
2,334,090 GNMA 5 .000 08/20/48 2,327,112
2,139,168 GNMA 4 .500 09/20/48 2,075,878
1,810,376 GNMA 5 .000 10/20/48 1,816,611
1,493,484 GNMA 4 .500 11/20/48 1,466,674
3,454,630 GNMA 3 .500 04/20/49 3,208,256
11,651,236 GNMA 4 .500 04/20/49 11,409,587
3,520,523 GNMA 4 .000 05/20/49 3,362,986
2,250,863 GNMA 3 .500 06/20/49 2,078,108
5,072,573 GNMA 3 .500 09/20/49 4,706,751
3,626,783 GNMA 3 .500 11/20/49 3,362,905
28,325,593 GNMA 2 .500 12/20/49 24,692,379

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 15,257,298 GNMA 3 .000% 02/20/50 $ 13,716,952
7,901,211 GNMA 3 .500 02/20/50 7,331,689
11,195,107 GNMA 3 .500 04/20/50 10,384,951
10,516,112 GNMA 3 .000 05/20/50 9,443,249
38,023,611 GNMA 3 .000 08/20/50 34,113,832
10,983,219 GNMA 3 .000 09/20/50 9,857,277
16,901,641 GNMA 2 .500 10/20/50 14,717,058
44,125,549 GNMA 2 .000 11/20/50 37,234,966
15,118,453 GNMA 2 .500 12/20/50 13,163,734
21,802,226 GNMA 2 .000 01/20/51 18,383,641
6,507,552 GNMA 2 .500 01/20/51 5,665,493
15,542,793 GNMA 2 .000 02/20/51 13,028,106
4,260,883 GNMA 1 .500 04/20/51 3,426,843
18,228,705 GNMA 2 .000 04/20/51 15,357,290
38,338,694 GNMA 2 .500 04/20/51 33,390,881
15,792,739 GNMA 2 .500 05/20/51 13,730,636
75,022,954 GNMA 2 .500 07/20/51 65,154,683
21,753,395 GNMA 2 .500 08/20/51 18,893,954
26,593,336 GNMA 2 .500 09/20/51 23,083,300
167,829,510 GNMA 2 .000 11/20/51 140,947,615
18,666,181 GNMA 2 .000 12/20/51 15,644,273
27,701,214 GNMA 2 .500 12/20/51 24,028,403
27,471,938 GNMA 3 .000 12/20/51 24,546,891
4,673,750 GNMA 3 .500 01/20/52 4,294,586
14,198,211 GNMA 2 .500 02/20/52 12,312,173
23,218,967 GNMA 3 .500 02/20/52 21,363,650
10,127,062 GNMA 2 .000 04/20/52 8,486,083
26,951,378 GNMA 2 .500 04/20/52 23,348,713
19,305,079 GNMA 3 .000 04/20/52 17,206,264
12,864,534 GNMA 2 .000 05/20/52 10,781,241
9,655,887 GNMA 2 .500 05/20/52 8,365,405
9,791,831 GNMA 4 .000 05/20/52 9,266,468
18,108,710 GNMA 3 .000 06/20/52 16,124,532
9,813,324 GNMA 4 .000 06/20/52 9,286,797
13,086,931 h GNMA 3 .500 07/20/52 12,024,969
4,933,564 GNMA 4 .500 07/20/52 4,786,861
4,926,308 GNMA 3 .500 08/20/52 4,526,550
9,897,290 GNMA 4 .000 08/20/52 9,366,241
4,953,885 GNMA 4 .500 08/20/52 4,807,435
4,947,692 GNMA 5 .000 08/20/52 4,903,849
4,963,803 GNMA 3 .500 09/20/52 4,560,995
5,959,593 GNMA 4 .000 09/20/52 5,639,822
37,856,318 h GNMA 4 .500 09/20/52 36,729,369
4,966,450 GNMA 5 .000 09/20/52 4,922,441
9,947,723 GNMA 5 .500 09/20/52 10,017,808
5,552,266 GNMA 3 .500 10/20/52 5,101,697
21,248,674 h GNMA 4 .000 10/20/52 20,108,545
2,164,395 GNMA 3 .500 11/20/52 1,988,757
23,235,287 h GNMA 5 .000 11/20/52 23,029,395
4,000,000 h GNMA 5 .500 12/20/52 4,024,851
TOTAL MORTGAGE BACKED 5,427,403,987
MUNICIPAL BONDS - 0 .8%
200,000 Alabama Economic Settlement Authority 4 .263 09/15/32 186,136
250,000 Alabama Federal Aid Highway Finance Authority 2 .650 09/01/37 186,522
300,000 American Municipal Power 7 .834 02/15/41 367,348
480,000 American Municipal Power 6 .270 02/15/50 508,482
1,165,000 American Municipal Power 8 .084 02/15/50 1,502,273
750,000 American University 3 .672 04/01/49 575,087
750,000 Bay Area Toll Authority 2 .574 04/01/31 657,768

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 Bay Area Toll Authority 6 .918% 04/01/40 $ 1,170,547
2,000,000 Bay Area Toll Authority 6 .263 04/01/49 2,273,266
755,000 Bay Area Toll Authority 3 .126 04/01/55 504,878
500,000 California Earthquake Authority 5 .603 07/01/27 504,455
100,000 California Health Facilities Financing Authority 4 .190 06/01/37 89,508
100,000 California Health Facilities Financing Authority 4 .353 06/01/41 88,637
200,000 California Institute of Technology 4 .321 08/01/45 174,841
750,000 California Institute of Technology 3 .650 09/01/19 477,704
200,000 California State University 3 .899 11/01/47 170,187
1,000,000 California State University 2 .897 11/01/51 705,954
750,000 California State University 2 .975 11/01/51 520,657
950,000 California State University 2 .939 11/01/52 644,620
720,000 Central Puget Sound Regional Transit Authority 5 .491 11/01/39 752,497
1,665,000 Charlotte-Mecklenburg Hospital Authority 3 .204 01/15/51 1,135,758
460,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 486,806
2,250,000 Chicago O'Hare International Airport 6 .395 01/01/40 2,520,164
200,000 Chicago O'Hare International Airport 4 .472 01/01/49 176,680
200,000 Chicago O'Hare International Airport 4 .572 01/01/54 176,874
680,000 City of Atlanta GA Water & Wastewater Revenue 2 .257 11/01/35 515,697
690,000 City of Houston TX 3 .961 03/01/47 596,446
140,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 117,436
345,000 City of New York NY 5 .263 10/01/52 346,674
1,000,000 City of Riverside CA 3 .857 06/01/45 810,784
310,000 City of San Antonio TX Electric & Gas Systems Revenue 2 .905 02/01/48 218,807
310,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 253,891
865,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 646,607
875,000 City of Tucson AZ 2 .856 07/01/47 586,297
750,000 City Public Service Board of San Antonio TX 5 .808 02/01/41 800,837
150,000 Colorado Bridge Enterprise 6 .078 12/01/40 161,960
200,000 Commonwealth Financing Authority 4 .014 06/01/33 183,812
100,000 Commonwealth Financing Authority 3 .864 06/01/38 87,898
100,000 Commonwealth Financing Authority 4 .144 06/01/38 89,664
645,000 Commonwealth Financing Authority 3 .807 06/01/41 532,265
825,000 Commonwealth Financing Authority 2 .991 06/01/42 595,635
1,000,000 Commonwealth of Massachusetts 3 .769 07/15/29 944,106
1,000,000 Commonwealth of Massachusetts 4 .110 07/15/31 966,048
500,000 Commonwealth of Massachusetts 5 .731 06/01/40 517,162
1,000,000 Commonwealth of Massachusetts 2 .514 07/01/41 721,832
100,000 Commonwealth of Massachusetts 3 .277 06/01/46 76,218
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 520,705
130,000 County of Broward FL Airport System Revenue 3 .477 10/01/43 98,696
200,000 County of Clark NV 6 .820 07/01/45 235,802
135,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 119,489
200,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 160,633
1,000,000 County of Riverside CA 3 .818 02/15/38 871,949
1,485,000 Dallas Area Rapid Transit 2 .613 12/01/48 980,573
750,000 Dallas Area Rapid Transit 5 .022 12/01/48 727,761
255,000 Dallas Fort Worth International Airport 2 .843 11/01/46 183,483
235,000 Dallas Fort Worth International Airport 4 .087 11/01/51 196,269
445,000 Dallas Fort Worth International Airport 4 .507 11/01/51 401,154
250,000 Dallas/Fort Worth International Airport 2 .994 11/01/38 203,472
235,000 Dallas/Fort Worth International Airport 3 .089 11/01/40 183,122
100,000 Dallas/Fort Worth International Airport 3 .144 11/01/45 75,121
210,000 Dallas/Fort Worth International Airport 2 .919 11/01/50 147,425
350,000 Denver City & County School District No. 1 4 .242 12/15/37 319,098
200,000 District of Columbia 5 .591 12/01/34 208,039

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 470,000 District of Columbia Water & Sewer Authority 3 .207% 10/01/48 $ 352,493
445,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 386,502
500,000 Duke University 2 .682 10/01/44 361,483
115,000 Duke University 3 .299 10/01/46 85,650
500,000 Duke University 2 .757 10/01/50 325,083
500,000 Duke University 2 .832 10/01/55 337,264
5,000 Energy Northwest 2 .814 07/01/24 4,898
360,000 Foothill-Eastern Transportation Corridor Agency 4 .094 01/15/49 272,990
300,000 Foothill-Eastern Transportation Corridor Agency 3 .924 01/15/53 216,337
300,000 George Washington University 4 .300 09/15/44 251,902
200,000 George Washington University 4 .868 09/15/45 183,051
375,000 George Washington University 4 .126 09/15/48 310,752
100,000 Georgetown University 4 .315 04/01/49 83,416
500,000 Georgetown University 2 .943 04/01/50 316,089
300,000 Georgetown University 5 .215 10/01/18 262,179
1,000,000 Golden State Tobacco Securitization Corp 3 .487 06/01/36 799,396
1,500,000 Golden State Tobacco Securitization Corp 3 .115 06/01/38 1,165,665
430,000 Golden State Tobacco Securitization Corp 3 .714 06/01/41 323,148
770,000 Golden State Tobacco Securitization Corp 3 .850 06/01/50 682,282
1,000,000 Golden State Tobacco Securitization Corp 4 .214 06/01/50 782,986
970,000 Grand Parkway Transportation Corp 3 .236 10/01/52 690,025
175,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 134,718
330,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 264,905
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .651 01/15/46 162,021
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .086 09/15/51 140,510
200,000 Health & Educational Facilities Authority of the State
of Missouri
3 .652 08/15/57 153,835
1,500,000 Idaho Energy Resources Authority 2 .861 09/01/46 1,022,388
500,000 Illinois State Toll Highway Authority 6 .184 01/01/34 537,603
385,000 Indiana Finance Authority 3 .051 01/01/51 277,787
770,000 JobsOhio Beverage System 2 .833 01/01/38 602,889
1,500,000 Kansas Development Finance Authority 2 .774 05/01/51 1,014,431
1,000,000 Los Angeles Community College District 1 .606 08/01/28 859,041
1,000,000 Los Angeles Community College District 1 .806 08/01/30 820,179
770,000 Los Angeles Community College District 2 .106 08/01/32 616,727
240,000 Los Angeles Community College District 6 .750 08/01/49 299,132
350,000 Los Angeles Department of Water & Power Power
System Revenue
5 .716 07/01/39 374,886
1,500,000 Los Angeles Department of Water & Power Power
System Revenue
6 .574 07/01/45 1,769,995
1,630,000 Los Angeles Unified School District 5 .750 07/01/34 1,705,246
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .145 02/01/33 948,105
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .275 02/01/36 931,222
830,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4 .475 08/01/39 773,763
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3 .052 07/01/40 713,605
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3 .197 07/01/50 656,581
1,000,000 Massachusetts School Building Authority 1 .753 08/15/30 817,445
100,000 Massachusetts School Building Authority 5 .715 08/15/39 102,618
500,000 Massachusetts School Building Authority 3 .395 10/15/40 404,408
1,000,000 Massachusetts Water Resources Authority 2 .823 08/01/41 737,454
100,000 Metropolitan Government of Nashville & Davidson
County Convention Center Authority
6 .731 07/01/43 111,908

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 200,000 Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities
4 .053% 07/01/26 $ 192,932
940,000 Metropolitan Transportation Authority 6 .648 11/15/39 970,199
1,150,000 Metropolitan Transportation Authority 7 .336 11/15/39 1,412,911
335,000 Metropolitan Transportation Authority 5 .175 11/15/49 290,258
350,000 Michigan Finance Authority 3 .384 12/01/40 281,110
570,000 Michigan State Building Authority 2 .705 10/15/40 416,415
235,000 Michigan State University 4 .496 08/15/48 210,329
1,000,000 Michigan State University 4 .165 08/15/22 739,556
770,000 Michigan Strategic Fund 3 .225 09/01/47 556,053
500,000 Missouri Highway & Transportation Commission 5 .445 05/01/33 516,299
241,000 Municipal Electric Authority of Georgia 6 .637 04/01/57 258,420
480,000 Municipal Electric Authority of Georgia 6 .655 04/01/57 519,439
947,000 New Jersey Economic Development Authority 7 .425 02/15/29 1,020,588
1,335,000 New Jersey State Turnpike Authority 7 .414 01/01/40 1,658,189
1,000,000 New Jersey State Turnpike Authority 7 .102 01/01/41 1,208,227
800,000 New Jersey Transportation Trust Fund Authority 5 .754 12/15/28 806,810
500,000 New Jersey Transportation Trust Fund Authority 4 .081 06/15/39 414,850
195,000 New Jersey Transportation Trust Fund Authority 4 .131 06/15/42 157,185
2,385,000 New York City Municipal Water Finance Authority 5 .440 06/15/43 2,484,755
955,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
5 .767 08/01/36 990,037
1,000,000 New York State Dormitory Authority 2 .202 03/15/34 763,863
130,000 New York State Dormitory Authority 5 .628 03/15/39 133,528
545,000 New York State Dormitory Authority 5 .600 03/15/40 564,946
500,000 New York State Dormitory Authority 3 .142 07/01/43 380,403
200,000 New York State Dormitory Authority 4 .946 08/01/48 175,394
500,000 New York State Thruway Authority 2 .900 01/01/35 411,005
110,000 New York State Thruway Authority 3 .500 01/01/42 86,186
1,000,000 New York State Urban Development Corp 3 .900 03/15/33 917,347
2,000,000 North Texas Tollway Authority 3 .011 01/01/43 1,500,281
1,000,000 North Texas Tollway Authority 6 .718 01/01/49 1,188,124
675,000 Ohio State Water Development Authority 4 .879 12/01/34 669,237
605,000 Ohio Turnpike & Infrastructure Commission 3 .216 02/15/48 432,523
750,000 Oklahoma Development Finance Authority 3 .877 05/01/37 710,889
500,000 Oklahoma Development Finance Authority 4 .623 06/01/44 464,464
750,000 Oklahoma Development Finance Authority 4 .380 11/01/45 682,464
250,000 Oklahoma Development Finance Authority 4 .714 05/01/52 229,333
599,669 Oregon School Boards Association 4 .759 06/30/28 592,978
250,000 Oregon School Boards Association 5 .680 06/30/28 256,245
1,000,000 Oregon State University 3 .424 03/01/60 694,429
500,000 Pennsylvania State University 2 .790 09/01/43 357,505
205,000 Pennsylvania State University 2 .840 09/01/50 134,924
300,000 Permanent University Fund-Texas A&M University
System
3 .660 07/01/47 246,707
200,000 Permanent University Fund-University of Texas System 3 .376 07/01/47 157,816
560,000 Port Authority of New York & New Jersey 1 .086 07/01/23 550,107
1,215,000 Port Authority of New York & New Jersey 6 .040 12/01/29 1,283,140
500,000 Port Authority of New York & New Jersey 5 .647 11/01/40 523,211
300,000 Port Authority of New York & New Jersey 4 .823 06/01/45 276,679
1,000,000 Port Authority of New York & New Jersey 5 .310 08/01/46 998,769
200,000 Port Authority of New York & New Jersey 4 .031 09/01/48 165,252
900,000 Port Authority of New York & New Jersey 3 .139 02/15/51 638,638
400,000 Port Authority of New York & New Jersey 4 .229 10/15/57 336,011
1,600,000 Port Authority of New York & New Jersey 3 .175 07/15/60 1,037,313
2,200,000 Port Authority of New York & New Jersey 4 .810 10/15/65 2,045,027
250,000 Port Authority of New York & New Jersey 3 .287 08/01/69 163,644
1,000,000 Port of Morrow OR 2 .543 09/01/40 710,260
220,000 Princeton University 5 .700 03/01/39 238,067
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
4 .132 05/15/32 932,981

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .006% 05/15/50 $ 496,896
1,500,000 Regents of the University of California Medical Center
Pooled Revenue
4 .563 05/15/53 1,316,172
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .256 05/15/60 487,743
750,000 Regents of the University of California Medical Center
Pooled Revenue
3 .706 05/15/20 472,903
500,000 Rutgers The State University of New Jersey 3 .270 05/01/43 377,650
500,000 Rutgers The State University of New Jersey 3 .915 05/01/19 331,285
195,000 Sales Tax Securitization Corp 4 .637 01/01/40 182,452
1,125,000 Sales Tax Securitization Corp 3 .238 01/01/42 856,852
200,000 Sales Tax Securitization Corp 3 .587 01/01/43 161,631
1,000,000 Sales Tax Securitization Corp 3 .820 01/01/48 771,555
200,000 Sales Tax Securitization Corp 4 .787 01/01/48 180,206
100,000 Salt River Project Agricultural Improvement & Power
District
4 .839 01/01/41 97,848
435,000 San Diego County Regional Transportation Commission 3 .248 04/01/48 328,682
500,000 San Diego County Water Authority 6 .138 05/01/49 554,227
1,000,000 San Joaquin Hills Transportation Corridor Agency 3 .492 01/15/50 704,641
100,000 San Jose Redevelopment Agency 3 .375 08/01/34 87,744
800,000 Santa Clara Valley Transportation Authority 5 .876 04/01/32 830,625
270,000 South Carolina Public Service Authority 2 .388 12/01/23 264,745
750,000 State Board of Administration Finance Corp 1 .258 07/01/25 688,945
750,000 State Board of Administration Finance Corp 1 .705 07/01/27 653,553
400,000 State Board of Administration Finance Corp 2 .154 07/01/30 327,965
200,000 State of California 3 .375 04/01/25 194,924
200,000 State of California 3 .500 04/01/28 187,882
300,000 State of California 4 .500 04/01/33 288,825
250,000 State of California 7 .500 04/01/34 302,496
225,000 State of California 4 .600 04/01/38 212,229
1,285,000 State of California 7 .550 04/01/39 1,611,599
3,400,000 State of California 7 .300 10/01/39 4,138,253
2,740,000 State of California 7 .625 03/01/40 3,467,096
1,500,000 State of California 7 .600 11/01/40 1,925,856
620,000 State of Connecticut 5 .850 03/15/32 655,239
5,950,000 State of Illinois 5 .100 06/01/33 5,716,831
1,295,000 State of Illinois 6 .725 04/01/35 1,320,522
500,000 State of Kansas Department of Transportation 4 .596 09/01/35 487,311
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2 .952 05/01/41 1,512,516
59,870 State of Oregon 5 .762 06/01/23 60,178
85,000 State of Oregon 5 .892 06/01/27 87,696
100,000 State of Oregon Department of Transportation 5 .834 11/15/34 107,531
600,000 State of Texas 4 .631 04/01/33 595,373
50,000 State of Texas 5 .517 04/01/39 52,918
1,000,000 State of Texas 4 .681 04/01/40 973,615
367,033 State of Utah 3 .539 07/01/25 360,117
200,000 State of Washington 5 .090 08/01/33 205,246
200,000 State of Wisconsin 3 .154 05/01/27 187,017
200,000 State of Wisconsin 3 .954 05/01/36 180,034
604,000 State Public School Building Authority 5 .000 09/15/27 605,483
100,000 Sumter Landing Community Development District 4 .172 10/01/47 82,630
430,000 Texas Private Activity Bond Surface Transportation Corp 3 .922 12/31/49 326,951
1,000,000 Texas Transportation Commission 2 .562 04/01/42 740,262
1,000,000 Texas Transportation Commission 2 .472 10/01/44 684,165
575,000 Texas Transportation Commission State Highway Fund 5 .028 04/01/26 578,962
1,190,000 Texas Transportation Commission State Highway Fund 5 .178 04/01/30 1,213,796
560,000 Texas Transportation Commission State Highway Fund 4 .000 10/01/33 509,954
100,000 The Ohio State University 4 .910 06/01/40 100,496
500,000 The Ohio State University 3 .798 12/01/46 420,042
200,000 The Ohio State University 4 .048 12/01/56 168,785

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 Trustees of the University of Pennsylvania 2 .396% 10/01/50 $ 625,028
100,000 Trustees of the University of Pennsylvania 4 .674 09/01/12 84,917
500,000 Trustees of the University of Pennsylvania 3 .610 02/15/19 330,824
1,000,000 University of California 0 .883 05/15/25 917,538
200,000 University of California 3 .063 07/01/25 192,424
1,000,000 University of California 1 .316 05/15/27 863,163
500,000 University of California 3 .349 07/01/29 457,351
1,000,000 University of California 1 .614 05/15/30 797,417
200,000 University of California 5 .770 05/15/43 210,870
200,000 University of California 3 .931 05/15/45 175,103
200,000 University of California 4 .131 05/15/45 171,366
1,500,000 University of California 5 .946 05/15/45 1,584,171
1,500,000 University of California 3 .071 05/15/51 1,006,872
860,000 University of California 4 .858 05/15/12 727,472
200,000 University of California 4 .767 05/15/15 163,723
500,000 University of Chicago 2 .761 04/01/45 373,784
300,000 University of Chicago 4 .003 10/01/53 241,573
750,000 University of Michigan 2 .437 04/01/40 540,926
1,000,000 University of Michigan 3 .599 04/01/47 849,083
500,000 University of Michigan 2 .562 04/01/50 324,762
750,000 University of Michigan 3 .504 04/01/52 586,990
500,000 University of Michigan 3 .504 04/01/52 390,678
750,000 University of Michigan 4 .454 04/01/22 610,270
1,500,000 University of Minnesota 4 .048 04/01/52 1,275,159
500,000 University of Nebraska Facilities Corp 3 .037 10/01/49 351,483
200,000 University of Notre Dame du Lac 3 .438 02/15/45 159,281
200,000 University of Notre Dame du Lac 3 .394 02/15/48 156,379
300,000 University of Southern California 3 .028 10/01/39 236,404
200,000 University of Southern California 3 .841 10/01/47 166,225
500,000 University of Southern California 2 .805 10/01/50 335,216
200,000 University of Southern California 5 .250 10/01/11 193,964
200,000 University of Texas System 3 .852 08/15/46 168,155
700,000 University of Texas System 4 .794 08/15/46 693,352
750,000 University of Texas System 2 .439 08/15/49 472,645
1,000,000 University of Virginia 2 .256 09/01/50 612,150
1,600,000 University of Virginia 2 .584 11/01/51 1,046,457
500,000 University of Virginia 3 .227 09/01/19 293,395
150,000 Virginia Commonwealth Transportation Board 5 .350 05/15/35 153,152
750,000 Westchester County Local Development Corp 3 .846 11/01/50 519,792
200,000 William Marsh Rice University 3 .574 05/15/45 163,227
200,000 William Marsh Rice University 3 .774 05/15/55 162,097
TOTAL MUNICIPAL BONDS 153,683,749
U.S. TREASURY SECURITIES - 40 .4%
21,250,000 United States Treasury Bond 4 .500 02/15/36 22,675,244
22,400,000 United States Treasury Bond 5 .000 05/15/37 25,016,250
179,483,000 United States Treasury Bond 3 .500 02/15/39 168,580,810
2,000,000 United States Treasury Bond 4 .500 08/15/39 2,120,703
44,850,000 United States Treasury Bond 4 .375 11/15/39 46,764,885
17,585,000 United States Treasury Bond 3 .875 08/15/40 17,153,618
11,185,000 United States Treasury Bond 4 .250 11/15/40 11,427,050
26,350,000 United States Treasury Bond 4 .375 05/15/41 27,296,953
10,000,000 United States Treasury Bond 3 .750 08/15/41 9,483,984
48,300,000 United States Treasury Bond 3 .125 11/15/41 41,736,105
18,550,000 United States Treasury Bond 3 .125 02/15/42 15,984,158
22,000,000 United States Treasury Bond 3 .000 05/15/42 18,497,187
20,000,000 United States Treasury Bond 2 .750 08/15/42 16,080,469
10,250,000 United States Treasury Bond 2 .875 05/15/43 8,366,162
16,000,000 United States Treasury Bond 2 .500 02/15/45 12,045,625
22,000,000 United States Treasury Bond 3 .000 05/15/45 18,124,219

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 16,000,000 United States Treasury Bond 2 .875% 08/15/45 $ 12,882,500
27,000,000 United States Treasury Bond 2 .500 05/15/46 20,141,367
13,300,000 United States Treasury Bond 2 .875 11/15/46 10,657,144
28,000,000 United States Treasury Bond 3 .000 02/15/47 22,919,531
30,000,000 United States Treasury Bond 2 .750 08/15/47 23,405,859
45,000,000 United States Treasury Bond 2 .750 11/15/47 35,101,758
38,500,000 United States Treasury Bond 3 .000 02/15/48 31,556,465
48,500,000 United States Treasury Bond 3 .125 05/15/48 40,760,840
35,500,000 United States Treasury Bond 3 .000 08/15/48 29,151,602
35,000,000 United States Treasury Bond 3 .375 11/15/48 30,873,828
82,500,000 United States Treasury Bond 3 .000 02/15/49 67,940,039
10,500,000 United States Treasury Bond 2 .875 05/15/49 8,448,809
7,500,000 United States Treasury Bond 2 .250 08/15/49 5,272,266
8,615,000 United States Treasury Bond 2 .375 11/15/49 6,226,357
44,300,000 United States Treasury Note 2 .500 01/31/24 43,253,067
70,000,000 United States Treasury Note 2 .375 02/29/24 68,176,172
15,000,000 United States Treasury Note 0 .250 03/15/24 14,220,117
265,000,000 United States Treasury Note 2 .125 03/31/24 256,718,750
174,000,000 United States Treasury Note 2 .250 04/30/24 168,480,938
30,000,000 United States Treasury Note 0 .250 05/15/24 28,236,328
111,500,000 United States Treasury Note 2 .000 05/31/24 107,427,636
152,000,000 United States Treasury Note 1 .750 06/30/24 145,658,750
212,000,000 United States Treasury Note 1 .750 07/31/24 202,782,969
20,000,000 United States Treasury Note 0 .375 08/15/24 18,684,375
22,000,000 United States Treasury Note 1 .250 08/31/24 20,826,953
62,000,000 United States Treasury Note 3 .250 08/31/24 60,706,718
81,000,000 United States Treasury Note 1 .500 09/30/24 76,915,195
90,500,000 United States Treasury Note 1 .500 10/31/24 85,745,215
40,005,000 United States Treasury Note 2 .250 11/15/24 38,421,990
61,900,000 United States Treasury Note 1 .500 11/30/24 58,572,875
50,000,000 United States Treasury Note 4 .500 11/30/24 50,001,953
75,000,000 United States Treasury Note 1 .750 12/31/24 71,191,406
40,000,000 United States Treasury Note 2 .250 12/31/24 38,334,375
13,000,000 United States Treasury Note 1 .375 01/31/25 12,217,969
40,000,000 United States Treasury Note 1 .125 02/28/25 37,339,062
73,000,000 United States Treasury Note 0 .500 03/31/25 67,045,938
8,000,000 United States Treasury Note 2 .625 03/31/25 7,707,500
50,000,000 United States Treasury Note 0 .375 04/30/25 45,632,813
119,000,000 United States Treasury Note 0 .250 06/30/25 107,801,914
100,000,000 United States Treasury Note 0 .250 07/31/25 90,238,281
54,000,000 United States Treasury Note 0 .250 08/31/25 48,557,812
20,000,000 United States Treasury Note 2 .750 08/31/25 19,224,219
50,000,000 United States Treasury Note 0 .250 09/30/25 44,894,531
30,000,000 United States Treasury Note 3 .000 09/30/25 28,996,875
97,000,000 United States Treasury Note 0 .250 10/31/25 86,735,430
30,000,000 United States Treasury Note 2 .250 11/15/25 28,394,531
265,000,000 United States Treasury Note 0 .375 11/30/25 237,030,077
50,000,000 United States Treasury Note 0 .375 12/31/25 44,685,547
126,000,000 United States Treasury Note 0 .375 01/31/26 112,105,547
137,000,000 United States Treasury Note 0 .500 02/28/26 122,074,493
90,000,000 United States Treasury Note 0 .750 03/31/26 80,666,015
50,000,000 United States Treasury Note 2 .250 03/31/26 47,119,140
120,000,000 United States Treasury Note 0 .750 04/30/26 107,273,437
30,000,000 United States Treasury Note 1 .625 05/15/26 27,610,547
165,000,000 United States Treasury Note 0 .750 05/31/26 147,152,930
135,000,000 United States Treasury Note 0 .875 06/30/26 120,719,531
85,000,000 United States Treasury Note 0 .625 07/31/26 75,108,789
115,000,000 United States Treasury Note 0 .750 08/31/26 101,824,414
60,000,000 United States Treasury Note 0 .875 09/30/26 53,275,781
71,000,000 United States Treasury Note 1 .625 09/30/26 64,959,453

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 170,000,000 United States Treasury Note 1 .125% 10/31/26 $ 152,050,390
10,000,000 United States Treasury Note 1 .625 10/31/26 9,127,734
115,000,000 United States Treasury Note 1 .250 11/30/26 103,190,039
81,000,000 United States Treasury Note 1 .250 12/31/26 72,536,133
89,500,000 United States Treasury Note 1 .750 12/31/26 81,937,949
72,000,000 United States Treasury Note 1 .500 01/31/27 65,005,312
87,000,000 United States Treasury Note 1 .875 02/28/27 79,679,766
97,000,000 United States Treasury Note 2 .500 03/31/27 91,024,649
11,000,000 United States Treasury Note 2 .750 04/30/27 10,424,219
40,000,000 United States Treasury Note 2 .625 05/31/27 37,704,688
5,000,000 United States Treasury Note 0 .500 06/30/27 4,276,953
96,000,000 United States Treasury Note 3 .250 06/30/27 92,823,750
111,000,000 United States Treasury Note 2 .750 07/31/27 105,020,742
46,000,000 United States Treasury Note 2 .250 08/15/27 42,551,797
48,000,000 United States Treasury Note 3 .125 08/31/27 46,166,250
58,000,000 United States Treasury Note 4 .125 09/30/27 58,217,500
163,000,000 United States Treasury Note 4 .125 10/31/27 163,598,516
75,000,000 United States Treasury Note 0 .625 11/30/27 63,685,546
191,000,000 e United States Treasury Note 3 .875 11/30/27 189,955,469
10,000,000 United States Treasury Note 3 .875 12/31/27 9,942,188
48,800,000 United States Treasury Note 2 .750 02/15/28 45,885,344
66,000,000 United States Treasury Note 2 .875 05/15/28 62,274,610
20,000,000 United States Treasury Note 1 .250 06/30/28 17,292,969
50,000,000 United States Treasury Note 1 .125 08/31/28 42,691,406
10,000,000 United States Treasury Note 1 .375 10/31/28 8,631,641
85,000,000 United States Treasury Note 3 .125 11/15/28 81,072,070
70,000,000 United States Treasury Note 1 .500 11/30/28 60,787,891
50,000,000 United States Treasury Note 1 .750 01/31/29 43,917,969
50,000,000 United States Treasury Note 2 .625 02/15/29 46,210,938
50,000,000 United States Treasury Note 2 .375 03/31/29 45,464,844
30,000,000 United States Treasury Note 2 .875 04/30/29 28,096,875
92,000,000 United States Treasury Note 2 .375 05/15/29 83,633,750
50,000,000 United States Treasury Note 2 .750 05/31/29 46,453,125
22,000,000 United States Treasury Note 1 .625 08/15/29 19,091,016
44,000,000 United States Treasury Note 4 .000 10/31/29 44,013,750
50,000,000 United States Treasury Note 3 .875 11/30/29 49,664,062
117,000,000 United States Treasury Note 1 .500 02/15/30 99,705,937
50,000,000 United States Treasury Note 0 .625 05/15/30 39,572,265
37,000,000 United States Treasury Note 0 .625 08/15/30 29,124,492
64,000,000 United States Treasury Note 0 .875 11/15/30 51,155,000
30,000,000 United States Treasury Note 1 .125 02/15/31 24,451,172
121,000,000 United States Treasury Note 1 .625 05/15/31 101,758,164
39,000,000 United States Treasury Note 1 .250 08/15/31 31,623,516
18,200,000 United States Treasury Note 1 .375 11/15/31 14,813,094
48,500,000 United States Treasury Note 1 .875 02/15/32 41,143,535
41,000,000 United States Treasury Note 2 .875 05/15/32 37,784,062
107,500,000 United States Treasury Note 2 .750 08/15/32 97,892,187
70,000,000 United States Treasury Note 4 .125 11/15/32 71,432,812
57,000,000 United States Treasury Note 1 .125 05/15/40 35,673,985
32,500,000 United States Treasury Note 1 .125 08/15/40 20,183,008
127,500,000 United States Treasury Note 1 .375 11/15/40 82,889,942
76,500,000 United States Treasury Note 1 .875 02/15/41 54,069,961
76,000,000 United States Treasury Note 2 .250 05/15/41 57,133,594
70,000,000 United States Treasury Note 1 .750 08/15/41 47,903,516
21,150,000 United States Treasury Note 2 .000 11/15/41 15,101,596
13,500,000 United States Treasury Note 2 .375 02/15/42 10,307,461
5,500,000 United States Treasury Note 3 .250 05/15/42 4,821,953
74,000,000 United States Treasury Note 3 .375 08/15/42 66,137,500
53,000,000 e United States Treasury Note 4 .000 11/15/42 51,890,312
35,850,000 United States Treasury Note 1 .250 05/15/50 19,293,182

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 28,000,000 United States Treasury Note 1 .375% 08/15/50 $ 15,558,594
68,500,000 United States Treasury Note 1 .625 11/15/50 40,757,500
50,000,000 United States Treasury Note 1 .875 02/15/51 31,777,344
52,500,000 United States Treasury Note 2 .375 05/15/51 37,664,649
44,575,000 United States Treasury Note 2 .000 08/15/51 29,186,178
47,500,000 United States Treasury Note 1 .875 11/15/51 30,084,571
45,000,000 United States Treasury Note 2 .250 02/15/52 31,292,578
29,000,000 United States Treasury Note 2 .875 05/15/52 23,236,250
42,000,000 United States Treasury Note 3 .000 08/15/52 34,604,062
54,500,000 United States Treasury Note 4 .000 11/15/52 54,576,641
TOTAL U.S. TREASURY SECURITIES 7,966,142,608
TOTAL GOVERNMENT BONDS 14,354,045,914
(Cost $16,279,628,359)
STRUCTURED ASSETS - 2 .4%
ASSET BACKED - 0 .6%
138,419 American Airlines Pass Through Trust 3 .600 09/22/27 124,158
Series - 2015 2 (Class AA)
142,876 American Airlines Pass Through Trust 3 .575 01/15/28 127,535
Series - 2016 1 (Class AA)
413,713 American Airlines Pass Through Trust 3 .200 06/15/28 358,781
Series - 2016 2 (Class AA)
595,775 American Airlines Pass Through Trust 3 .000 10/15/28 516,227
Series - 2016 3 (Class AA)
220,125 American Airlines Pass Through Trust 3 .650 02/15/29 195,858
Series - 2017 1 (Class AA)
648,322 American Airlines Pass Through Trust 3 .150 02/15/32 536,522
Series - 2019 1 (Class AA)
1,600,000 American Express Credit Account Master Trust 0 .900 11/15/26 1,484,636
Series - 2021 1 (Class A)
3,000,000 American Express Credit Account Master Trust 3 .750 08/15/27 2,932,772
Series - 2022 3 (Class A)
318,057 AmeriCredit Automobile Receivables Trust 1 .480 01/21/25 315,860
Series - 2020 1 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1 .060 08/18/26 469,646
Series - 2020 3 (Class C)
1,500,000 AmeriCredit Automobile Receivables Trust 0 .680 10/19/26 1,427,527
Series - 2021 1 (Class B)
1,000,000 AmeriCredit Automobile Receivables Trust 0 .890 10/19/26 920,280
Series - 2021 1 (Class C)
500,000 AmeriCredit Automobile Receivables Trust 0 .690 01/19/27 468,831
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1 .010 01/19/27 454,583
Series - 2021 2 (Class C)
2,500,000 BA Credit Card Trust 0 .340 05/15/26 2,391,964
Series - 2020 A1 (Class A1)
960,000 BA Credit Card Trust 0 .440 09/15/26 904,907
Series - 2021 A1 (Class A1)
2,450,000 Barclays Dryrock Issuance Trust 0 .630 07/15/27 2,278,150
Series - 2021 1 (Class A)
1,000,000 BMW Vehicle Lease Trust 0 .430 01/27/25 952,609
Series - 2021 2 (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3 .523 05/15/52 9,097,045
Series - 2019 CF1 (Class A4)
6,000,000 Cantor Commercial Real Estate Lending 3 .623 05/15/52 5,825,101
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1 .040 11/15/26 1,867,301
Series - 2021 A3 (Class A3)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,000,000 Capital One MExecution Trust 3 .490% 05/15/27 $ 2,917,506
Series - 2022 A2 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2 .060 08/15/28 2,283,889
Series - 2019 A3 (Class A3)
925,541 CarMax Auto Owner Trust 2 .770 12/16/24 919,634
Series - 2019 2 (Class A4)
338,850 CarMax Auto Owner Trust 0 .500 08/15/25 329,427
Series - 2020 4 (Class A3)
1,926,475 CarMax Auto Owner Trust 0 .520 02/17/26 1,853,862
Series - 2021 2 (Class A3)
500,000 CarMax Auto Owner Trust 0 .530 10/15/26 457,444
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0 .740 10/15/26 814,176
Series - 2021 1 (Class B)
1,000,000 CarMax Auto Owner Trust 1 .470 12/15/26 948,570
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2 .200 11/15/27 634,403
Series - 2022 1 (Class C)
500,000 Carvana Auto Receivables Trust 3 .000 02/10/28 439,440
Series - 2022 P1 (Class B)
1,000,000 Carvana Auto Receivables Trust 3 .520 02/10/28 921,624
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3 .300 04/10/28 439,350
Series - 2022 P1 (Class C)
1,000,000 Chase Issuance Trust 3 .970 09/15/27 978,289
Series - 2022 A1 (Class A)
400,000 CNH Equipment Trust 0 .440 08/17/26 378,343
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0 .700 05/17/27 891,204
Series - 2021 B (Class A4)
300,000 CNH Equipment Trust 5 .150 04/17/28 300,731
Series - 2022 C (Class A3)
110,403 Continental Airlines Pass Through Trust 4 .000 10/29/24 105,340
Series - 2012 2 (Class A)
86,911 Delta Air Lines Pass Through Trust 3 .625 07/30/27 79,342
Series - 2015 1 (Class AA)
255,155 Delta Air Lines Pass Through Trust 2 .000 06/10/28 217,278
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 0 .580 09/15/26 1,395,108
Series - 2021 A1 (Class A1)
1,000,000 Discover Card Execution Note Trust 3 .560 07/15/27 970,791
Series - 2022 A3 (Class A3)
1,500,000 Discover Card Execution Note Trust 1 .030 09/15/28 1,312,406
Series - 2021 A2 (Class A2)
1,000,000 Drive Auto Receivables Trust 1 .020 06/15/27 977,557
Series - 2021 1 (Class C)
1,500,000 Exeter Automobile Receivables Trust 3 .020 06/15/28 1,354,932
Series - 2022 1A (Class D)
893,055 FedEx Corp 2020- Class AA Pass Through Trust 1 .875 02/20/34 731,921
3,000,000 i FHLMC Multifamily Structured Pass Through
Certificates
3 .060 07/25/23 2,970,683
Series - 2013 K033 (Class A2)
1,741,775 i FHLMC Multifamily Structured Pass Through
Certificates
3 .531 07/25/23 1,726,765
Series - 2013 K034 (Class A2)
1,500,000 i FHLMC Multifamily Structured Pass Through
Certificates
3 .527 10/25/23 1,483,156
Series - 2014 K036 (Class A2)
2,737,597 FHLMC Multifamily Structured Pass Through
Certificates
3 .023 01/25/25 2,643,500
Series - 2015 K045 (Class A2)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,224,000 FHLMC Multifamily Structured Pass Through
Certificates
1 .760% 03/25/28 $ 1,072,192
Series - 2021 K742 (Class A2)
749,000 FHLMC Multifamily Structured Pass Through
Certificates
1 .369 04/25/28 630,830
Series - 2021 K742 (Class AM)
1,500,000 Ford Credit Auto Lease Trust 0 .300 04/15/24 1,487,512
Series - 2021 A (Class A4)
600,000 Ford Credit Auto Lease Trust 0 .470 05/15/24 589,372
Series - 2021 A (Class B)
500,000 Ford Credit Auto Owner Trust 0 .510 08/15/26 467,278
Series - 2020 C (Class A4)
2,000,000 Ford Credit Auto Owner Trust 0 .490 09/15/26 1,849,900
Series - 2021 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .560 05/15/27 916,293
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1 .910 07/15/27 913,807
Series - 2022 A (Class B)
850,000 Ford Credit Floorplan Master Owner Trust 2 .440 09/15/26 813,227
Series - 2019 4 (Class A)
1,000,000 GM Financial Automobile Leasing Trust 4 .110 08/20/26 979,773
Series - 2022 3 (Class A4)
525,231 GM Financial Consumer Automobile Receivables Trust 2 .710 08/16/24 524,210
Series - 2019 2 (Class A4)
142,794 GM Financial Consumer Automobile Receivables Trust 1 .490 12/16/24 141,089
Series - 2020 2 (Class A3)
300,529 GM Financial Consumer Automobile Receivables Trust 0 .380 08/18/25 292,171
Series - 2020 4 (Class A3)
520,450 GM Financial Consumer Automobile Receivables Trust 0 .350 10/16/25 503,502
Series - 2021 1 (Class A3)
500,000 GM Financial Consumer Automobile Receivables Trust 0 .500 02/17/26 466,662
Series - 2020 4 (Class A4)
958,551 GM Financial Consumer Automobile Receivables Trust 0 .510 04/16/26 921,025
Series - 2021 2 (Class A3)
680,000 GM Financial Consumer Automobile Receivables Trust 1 .260 11/16/26 642,860
Series - 2022 1 (Class A3)
1,000,000 GM Financial Leasing Trust 1 .010 07/21/25 966,225
Series - 2021 1 (Class D)
850,000 GM Financial Securitized Term 1 .510 04/17/28 778,145
Series - 2022 1 (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 3 .060 02/15/27 971,609
Series - 2022 A (Class A3)
1,000,000 Harley-Davidson Motorcycle Trust 3 .260 01/15/30 954,721
Series - 2022 A (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 1 .880 05/15/26 950,104
Series - 2022 1 (Class A3)
1,000,000 Honda Auto Receivables Owner Trust 0 .550 08/16/27 924,066
Series - 2021 2 (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 0 .420 01/21/28 936,343
Series - 2021 1 (Class A4)
467,199 Hyundai Auto Receivables Trust 0 .380 09/15/25 451,826
Series - 2021 A (Class A3)
2,000,000 Hyundai Auto Receivables Trust 3 .030 11/17/25 1,982,891
Series - 2019 A (Class C)
1,000,000 Hyundai Auto Receivables Trust 0 .620 05/17/27 922,638
Series - 2021 A (Class A4)
432,939 JetBlue Pass Through Trust 2 .750 05/15/32 355,153
Series - 2019 1 (Class AA)
869,126 JetBlue Pass Through Trust 4 .000 11/15/32 772,710
800,000 John Deere Owner Trust 0 .520 03/16/26 759,224
Series - 2021 B (Class A3)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 500,000 John Deere Owner Trust 0 .740% 05/15/28 $ 452,661
Series - 2021 B (Class A4)
250,000 Mercedes-Benz Auto Lease Trust 0 .500 06/15/26 247,812
Series - 2020 B (Class A4)
1,000,000 Mercedes-Benz Auto Lease Trust 0 .320 10/15/26 973,997
Series - 2021 A (Class A4)
1,000,000 Mercedes-Benz Auto Receivables Trust 5 .250 02/15/29 1,004,993
Series - 2022 1 (Class A4)
1,000,000 Nissan Auto Receivables Owner Trust 1 .860 08/17/26 951,685
Series - 2022 A (Class A3)
156,781 Santander Drive Auto Receivables Trust 1 .010 01/15/26 155,202
Series - 2020 4 (Class C)
409,805 Santander Drive Auto Receivables Trust 0 .750 02/17/26 402,719
Series - 2021 1 (Class C)
1,000,000 Santander Drive Auto Receivables Trust 4 .430 03/15/27 972,368
Series - 2022 5 (Class B)
1,500,000 Santander Drive Auto Receivables Trust 1 .350 07/15/27 1,402,412
Series - 2021 2 (Class D)
500,000 Santander Drive Auto Receivables Trust 5 .950 01/17/28 504,814
Series - 2022 7 (Class B)
500,000 Santander Drive Auto Receivables Trust 6 .690 03/17/31 509,861
Series - 2022 7 (Class C)
61,152 Spirit Airlines Pass Through Trust 4 .100 04/01/28 54,427
Series - 2015 1A (Class A1)
500,000 Toyota Auto Receivables Owner Trust 0 .470 01/15/26 470,896
Series - 2020 D (Class A4)
500,000 Toyota Auto Receivables Owner Trust 2 .930 09/15/26 483,410
Series - 2022 B (Class A3)
1,500,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 1,369,268
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3 .110 08/16/27 474,273
Series - 2022 B (Class A4)
151,931 Union Pacific Railroad Co Pass Through Trust 2 .695 05/12/27 139,720
Series - 2015 1 (Class A)
266,211 United Airlines Pass Through Trust 4 .150 04/11/24 257,817
Series - 2012 1 (Class A)
180,932 United Airlines Pass Through Trust 4 .300 08/15/25 168,305
Series - 2013 1 (Class A)
190,500 United Airlines Pass Through Trust 4 .875 01/15/26 181,239
Series - 2020 1 (Class B)
182,380 United Airlines Pass Through Trust 3 .750 09/03/26 167,816
Series - 2014 2 (Class A)
1,975,958 United Airlines Pass Through Trust 5 .875 10/15/27 1,948,188
Series - 2020 A (Class A)
137,141 United Airlines Pass Through Trust 3 .450 12/01/27 121,951
Series - 2015 1 (Class AA)
147,234 United Airlines Pass Through Trust 3 .100 07/07/28 132,730
Series - 2016 1 (Class AA)
147,235 United Airlines Pass Through Trust 3 .450 07/07/28 123,887
Series - 2016 1 (Class A)
294,276 United Airlines Pass Through Trust 2 .875 10/07/28 250,211
Series - 2016 2 (Class AA)
1,213,670 United Airlines Pass Through Trust 3 .500 03/01/30 1,047,785
Series - 2018 1 (Class AA)
309,283 United Airlines Pass Through Trust 4 .150 08/25/31 273,562
Series - 2019 1 (Class AA)
221,131 United Airlines Pass Through Trust 2 .700 05/01/32 178,425
Series - 2019 2 (Class AA)
4,410,000 Verizon Master Trust 0 .500 05/20/27 4,142,515
Series - 2021 1 (Class A)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,000,000 Verizon Master Trust 0 .690% 05/20/27 $ 2,812,347
Series - 2021 1 (Class B)
815,000 Verizon Master Trust 0 .890 05/20/27 759,222
Series - 2021 1 (Class C)
750,000 Volkswagen Auto Lease Trust 0 .450 07/21/25 738,086
Series - 2020 A (Class A4)
1,512,421 World Omni Auto Receivables Trust 0 .300 01/15/26 1,459,395
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0 .690 06/15/27 909,278
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1 .040 06/15/27 453,786
Series - 2021 B (Class B)
250,421 World Omni Automobile Lease Securitization Trust 0 .450 02/15/24 248,982
Series - 2020 B (Class A3)
500,000 World Omni Automobile Lease Securitization Trust 0 .750 11/16/26 472,968
Series - 2021 A (Class B)
TOTAL ASSET BACKED 117,483,335
OTHER MORTGAGE BACKED - 1 .8%
2,500,000 BANK 1 .650 12/15/53 1,973,843
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1 .925 12/15/53 1,187,289
Series - 2020 BN30 (Class A4)
500,000 i BANK 2 .111 12/15/53 377,555
Series - 2020 BN30 (Class AS)
500,000 i BANK 2 .445 12/15/53 359,460
Series - 2020 BN30 (Class B)
2,000,000 BANK 1 .771 02/15/54 1,576,660
Series - 2021 BN31 (Class A3)
1,000,000 BANK 2 .036 02/15/54 798,067
Series - 2021 BN31 (Class A4)
500,000 i BANK 2 .211 02/15/54 385,050
Series - 2021 BN31 (Class AS)
500,000 i BANK 2 .383 02/15/54 358,231
Series - 2021 BN31 (Class B)
500,000 i BANK 2 .545 02/15/54 335,907
Series - 2021 BN31 (Class C)
2,000,000 BANK 3 .538 11/15/54 1,853,573
Series - 2017 BNK9 (Class A4)
500,000 BANK 4 .399 08/15/55 475,226
Series - 2022 BNK43 (Class A5)
500,000 i BANK 5 .230 08/15/55 410,096
Series - 2022 BNK43 (Class C)
1,500,000 BANK 3 .390 06/15/60 1,385,504
Series - 2017 BNK5 (Class A5)
5,000,000 BANK 3 .641 02/15/61 4,796,727
Series - 2018 BN10 (Class ASB)
2,000,000 i BANK 3 .898 02/15/61 1,815,621
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3 .584 05/15/62 7,270,236
Series - 2019 BN18 (Class A4)
5,000,000 BANK 1 .584 03/15/63 3,957,055
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2 .438 06/15/63 813,126
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2 .556 05/15/64 828,618
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2 .792 05/15/64 797,628
Series - 2021 BN33 (Class AS)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 BANK 3 .297% 05/15/64 $ 353,344
Series - 2021 BN33 (Class C)
1,000,000 g,i BANK 2 .500 06/15/64 582,563
Series - 2021 BN35 (Class D)
3,000,000 Barclays Commercial Mortgage Trust 3 .674 02/15/50 2,813,431
Series - 2017 C1 (Class A4)
12,500,000 Barclays Commercial Mortgage Trust 2 .690 02/15/53 11,793,246
Series - 2020 C6 (Class A2)
500,000 BBCMS Trust 4 .441 09/15/55 476,118
Series - 2022 C17 (Class A5)
1,000,000 i Benchmark Mortgage Trust 3 .878 01/15/51 912,322
Series - 2018 B1 (Class AM)
834,617 Benchmark Mortgage Trust 3 .976 07/15/51 824,563
Series - 2018 B4 (Class A2)
1,000,000 i Benchmark Mortgage Trust 4 .549 07/15/51 831,223
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3 .542 05/15/52 5,358,178
Series - 2019 B11 (Class A5)
1,000,000 i Benchmark Mortgage Trust 2 .944 02/15/53 831,762
Series - 2020 B16 (Class AM)
1,500,000 i Benchmark Mortgage Trust 3 .176 02/15/53 1,160,498
Series - 2020 B16 (Class B)
1,500,000 i Benchmark Mortgage Trust 3 .535 02/15/53 1,091,285
Series - 2020 B16 (Class C)
2,000,000 i Benchmark Mortgage Trust 4 .510 05/15/53 1,938,268
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1 .925 07/15/53 4,038,807
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .704 12/17/53 1,992,159
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1 .978 12/17/53 1,998,273
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1 .685 01/15/54 1,971,026
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1 .973 01/15/54 1,195,892
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2 .163 01/15/54 1,144,243
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1 .620 02/15/54 1,797,258
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1 .823 02/15/54 1,187,764
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2 .070 02/15/54 1,200,141
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2 .095 02/15/54 344,526
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2 .274 02/15/54 386,938
Series - 2021 B23 (Class AS)
500,000 i Benchmark Mortgage Trust 2 .563 02/15/54 337,766
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2 .577 04/15/54 831,754
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2 .847 04/15/54 809,310
Series - 2021 B25 (Class AS)
702,000 i Benchmark Mortgage Trust 2 .576 06/15/54 503,210
Series - 2021 B26 (Class B)
1,700,000 Benchmark Mortgage Trust 2 .613 06/15/54 1,415,350
Series - 2021 B26 (Class A5)
500,000 Benchmark Mortgage Trust 2 .825 06/15/54 401,575
Series - 2021 B26 (Class AM)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,500,000 Benchmark Mortgage Trust 2 .512% 07/15/54 $ 1,171,475
Series - 2021 B27 (Class AS)
500,000 i Benchmark Mortgage Trust 4 .470 07/15/55 476,814
Series - 2022 B36 (Class A5)
500,000 i Benchmark Mortgage Trust 5 .119 07/15/55 408,742
Series - 2022 B36 (Class C)
5,000,000 Benchmark Mortgage Trust 2 .914 12/15/72 4,767,977
Series - 2019 B15 (Class A2)
1,000,000 i CD Mortgage Trust 3 .526 11/10/49 930,708
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3 .631 02/10/50 1,862,372
Series - 2017 CD3 (Class A4)
12,312 CD Mortgage Trust 3 .025 08/15/50 11,313
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3 .431 08/15/50 2,299,978
Series - 2017 CD5 (Class A4)
1,000,000 i CD Mortgage Trust 3 .684 08/15/50 898,167
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4 .279 08/15/51 1,660,099
Series - 2018 CD7 (Class A4)
1,053,000 Citigroup Commercial Mortgage Trust 3 .422 04/10/46 1,046,435
Series - 2013 GC11 (Class AS)
755,000 Citigroup Commercial Mortgage Trust 4 .023 03/11/47 740,328
Series - 2014 GC19 (Class A4)
440,887 Citigroup Commercial Mortgage Trust 3 .622 07/10/47 425,719
Series - 2014 GC23 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .635 10/10/47 481,188
Series - 2014 GC25 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .137 02/10/48 951,172
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3 .571 02/10/48 945,110
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3 .616 02/10/49 940,777
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3 .314 04/10/49 1,868,444
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3 .576 04/10/49 461,203
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2 .832 08/10/49 1,365,881
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3 .465 09/15/50 922,524
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3 .778 09/10/58 1,409,745
Series - 2015 GC33 (Class A4)
219,554 COMM Mortgage Trust 3 .213 03/10/46 218,107
Series - 2013 CR7 (Class A4)
1,000,000 COMM Mortgage Trust 4 .046 10/10/46 981,622
Series - 2013 CR12 (Class A4)
2,750,000 COMM Mortgage Trust 3 .955 02/10/47 2,708,306
Series - 2014 CR14 (Class A3)
500,000 COMM Mortgage Trust 3 .961 03/10/47 488,832
Series - 2014 UBS2 (Class A5)
1,000,000 COMM Mortgage Trust 4 .051 04/10/47 975,027
Series - 2014 CR16 (Class A4)
1,000,000 COMM Mortgage Trust 3 .819 06/10/47 971,263
Series - 2014 UBS3 (Class A4)
1,000,000 COMM Mortgage Trust 3 .694 08/10/47 967,359
Series - 2014 UBS4 (Class A5)
763,481 COMM Mortgage Trust 3 .326 11/10/47 728,263
Series - 2014 CR20 (Class A3)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 COMM Mortgage Trust 3 .590% 11/10/47 $ 964,761
Series - 2014 CR20 (Class A4)
1,000,000 i COMM Mortgage Trust 4 .339 12/10/47 937,541
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3 .183 02/10/48 3,002,643
Series - 2015 LC19 (Class A4)
1,000,000 i COMM Mortgage Trust 4 .215 02/10/48 918,188
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3 .708 07/10/48 1,619,354
Series - 2015 LC21 (Class A4)
636,069 COMM Mortgage Trust 3 .432 08/10/48 605,776
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3 .759 08/10/48 956,010
Series - 2015 CR25 (Class A4)
269,976 COMM Mortgage Trust 3 .221 10/10/48 267,564
Series - 2015 LC23 (Class A2)
1,500,000 COMM Mortgage Trust 3 .774 10/10/48 1,428,212
Series - 2015 LC23 (Class A4)
500,000 COMM Mortgage Trust 4 .258 08/10/50 494,577
Series - 2013 CR11 (Class A4)
5,000,000 COMM Mortgage Trust 2 .827 08/15/57 4,736,973
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3 .263 08/15/57 2,506,783
Series - 2019 GC44 (Class AM)
650,000 i CSAIL Commercial Mortgage Trust 4 .920 01/15/49 575,238
Series - 2016 C6 (Class C)
2,000,000 i CSAIL Commercial Mortgage Trust 4 .224 08/15/51 1,886,305
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4 .053 03/15/52 9,268,467
Series - 2019 C15 (Class A4)
2,000,000 DBGS Mortgage Trust 4 .358 10/15/51 1,982,368
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4 .466 10/15/51 5,527,868
Series - 2018 C1 (Class A4)
3,500,000 DBJPM 3 .276 05/10/49 3,269,896
Series - 2016 C1 (Class A4)
1,000,000 DBJPM 3 .539 05/10/49 912,243
Series - 2016 C1 (Class AM)
1,590,000 DBJPM 3 .328 06/10/50 1,460,851
Series - 2017 C6 (Class A5)
5,000,000 DBJPM 1 .900 08/15/53 4,565,585
Series - 2020 C9 (Class A2)
1,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .199 12/25/27 1,269,060
Series - 2021 K741 (Class AM)
8,440,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .603 12/25/27 7,370,633
Series - 2021 K741 (Class A2)
2,949,669 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .712 07/25/28 2,562,762
Series - 2021 K744 (Class A2)
912,212 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .229 03/25/30 792,065
Series - 2021 K128 (Class A1)
967,584 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .101 08/25/30 823,055
Series - 2021 K125 (Class A1)
1,968,601 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .353 11/25/30 1,689,448
Series - 2021 K127 (Class A1)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .792% 01/25/31 $ 812,544
Series - 2021 K126 (Class AM)
9,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .846 01/25/31 7,391,264
Series - 2021 K125 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .108 01/25/31 2,516,681
Series - 2021 K127 (Class A2)
1,332,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .851 02/25/31 1,081,298
Series - 2021 K127 (Class AM)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .749 03/25/31 805,583
Series - 2021 K128 (Class AM)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .020 03/25/31 1,665,455
Series - 2021 K128 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .647 05/25/31 796,502
Series - 2021 K129 (Class AM)
3,000,000 i Freddie Mac Multifamily Structured Pass Through
Certificates
3 .500 07/25/32 2,768,578
Series - 2022 K148 (Class A2)
1,885,531 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .007 07/25/35 1,569,268
Series - 2021 1520 (Class A1)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .438 02/25/36 1,537,901
Series - 2021 1520 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .184 08/25/36 1,493,328
Series - 2021 1521 (Class A2)
800,000 GS Mortgage Securities Corp II 3 .382 05/10/50 759,173
Series - 2015 GC30 (Class A4)
500,000 GS Mortgage Securities Trust 3 .135 06/10/46 495,773
Series - 2013 GC12 (Class A4)
116,019 GS Mortgage Securities Trust 3 .813 11/10/46 115,301
Series - 2013 GC16 (Class AAB)
1,000,000 GS Mortgage Securities Trust 4 .074 01/10/47 978,824
Series - 2014 GC18 (Class A4)
1,500,000 GS Mortgage Securities Trust 3 .964 11/10/47 1,410,959
Series - 2014 GC26 (Class AS)
1,749,843 GS Mortgage Securities Trust 3 .136 02/10/48 1,677,295
Series - 2015 GC28 (Class A4)
1,423,318 GS Mortgage Securities Trust 3 .178 11/10/49 1,313,316
Series - 2016 GS4 (Class A3)
1,350,000 i GS Mortgage Securities Trust 3 .954 11/10/49 1,141,172
Series - 2016 GS4 (Class C)
574,188 GS Mortgage Securities Trust 2 .945 08/10/50 573,399
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3 .430 08/10/50 1,384,594
Series - 2017 GS7 (Class A4)
1,000,000 GS Mortgage Securities Trust 3 .872 02/10/52 978,041
Series - 2019 GC38 (Class A2)
2,500,000 GS Mortgage Securities Trust 3 .968 02/10/52 2,332,176
Series - 2019 GC38 (Class A4)
500,000 i GS Mortgage Securities Trust 4 .309 02/10/52 428,591
Series - 2019 GC38 (Class B)
2,500,000 GS Mortgage Securities Trust 2 .898 02/13/53 2,367,558
Series - 2020 GC45 (Class A2)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,000,000 i GS Mortgage Securities Trust 3 .173% 02/13/53 $ 3,332,887
Series - 2020 GC45 (Class AS)
2,000,000 i GS Mortgage Securities Trust 3 .405 02/13/53 1,594,835
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2 .125 05/12/53 1,636,778
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2 .377 05/12/53 3,309,623
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1 .662 12/12/53 853,815
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1 .721 12/12/53 2,359,122
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 1,572,344
Series - 2020 GSA2 (Class A5)
1,000,000 GS Mortgage Securities Trust 2 .224 12/12/53 762,299
Series - 2020 GSA2 (Class AS)
291,218 i JP Morgan Chase Commercial Mortgage Securities
Corp
3 .994 01/15/46 288,779
Series - 2013 C13 (Class A4)
1,196,115 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .960 04/15/46 1,187,534
Series - 2013 LC11 (Class A5)
500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
4 .166 12/15/46 493,061
Series - 2013 C16 (Class A4)
80,591 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .143 12/15/47 80,414
Series - 2013 C10 (Class A5)
574,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 572,589
Series - 2013 C10 (Class AS)
1,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .822 08/15/49 913,492
Series - 2016 JP2 (Class A4)
681,668 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .109 07/15/50 657,322
Series - 2017 JP6 (Class A3)
2,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .454 09/15/50 2,306,316
Series - 2017 JP7 (Class A5)
2,150,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .219 06/13/52 1,989,894
Series - 2019 COR5 (Class ASB)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .801 09/15/47 1,935,819
Series - 2014 C22 (Class A4)
1,875,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,690,456
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 2,556,030
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3 .532 10/15/48 1,030,929
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3 .770 12/15/48 1,910,705
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 945,727
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3 .970 03/17/49 467,192
Series - 2016 C1 (Class AS)
500,000 i JPMBB Commercial Mortgage Securities Trust 4 .736 03/17/49 463,235
Series - 2016 C1 (Class B)
1,000,000 i JPMDB Commercial Mortgage Securities Trust 3 .990 06/15/49 833,222
Series - 2016 C2 (Class B)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,922,824 JPMDB Commercial Mortgage Securities Trust 3 .141% 12/15/49 $ 5,454,044
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .946 11/13/52 4,747,631
Series - 2019 COR6 (Class A2)
107,035 Morgan Stanley Bank of America Merrill Lynch Trust 2 .834 05/15/46 106,669
Series - 2013 C9 (Class A3)
1,250,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .102 05/15/46 1,240,632
Series - 2013 C9 (Class A4)
500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .456 05/15/46 493,875
Series - 2013 C9 (Class AS)
240,000 i Morgan Stanley Bank of America Merrill Lynch Trust 3 .708 05/15/46 227,710
Series - 2013 C9 (Class B)
11,954 Morgan Stanley Bank of America Merrill Lynch Trust 3 .824 10/15/46 11,908
Series - 2013 C12 (Class ASB)
267,107 Morgan Stanley Bank of America Merrill Lynch Trust 3 .654 04/15/47 263,704
Series - 2014 C15 (Class ASB)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .892 06/15/47 1,939,038
Series - 2014 C16 (Class A5)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .249 02/15/48 3,337,035
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .306 04/15/48 948,347
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .732 05/15/48 951,684
Series - 2015 C24 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .599 05/15/50 1,855,512
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3 .594 03/15/49 505,671
Series - 2016 UBS9 (Class A4)
481,386 Morgan Stanley Capital I Trust 3 .997 07/15/51 477,544
Series - 2018 H3 (Class A2)
1,000,000 i Morgan Stanley Capital I Trust 4 .863 07/15/51 852,303
Series - 2018 H3 (Class C)
1,500,000 i Morgan Stanley Capital I Trust 4 .238 10/15/51 1,445,950
Series - 2018 L1 (Class ASB)
2,000,000 Morgan Stanley Capital I Trust 4 .288 10/15/51 1,970,140
Series - 2018 L1 (Class A2)
1,500,000 i Morgan Stanley Capital I Trust 4 .407 10/15/51 1,420,384
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .071 03/15/52 924,834
Series - 2019 L2 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 3 .224 06/15/52 4,645,434
Series - 2019 H6 (Class ASB)
750,000 Morgan Stanley Capital I Trust 3 .417 06/15/52 673,719
Series - 2019 H6 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 1 .790 07/15/53 3,979,769
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2 .438 05/15/54 1,645,143
Series - 2021 L5 (Class A3)
1,000,000 Morgan Stanley Capital I Trust 2 .951 05/15/54 803,876
Series - 2021 L5 (Class AS)
3,400 UBS Barclays Commercial Mortgage Trust 3 .185 03/10/46 3,393
Series - 2013 C5 (Class A4)
337,031 UBS Barclays Commercial Mortgage Trust 3 .244 04/10/46 334,584
Series - 2013 C6 (Class A4)
393,487 UBS Commercial Mortgage Trust 2 .998 08/15/50 392,656
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3 .426 08/15/50 1,385,352
Series - 2017 C3 (Class A4)
1,000,000 i UBS Commercial Mortgage Trust 3 .739 08/15/50 893,007
Series - 2017 C3 (Class AS)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 11,000,000 UBS Commercial Mortgage Trust 4 .313% 05/15/51 $ 10,451,108
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4 .296 08/15/51 1,885,772
Series - 2018 C12 (Class A5)
2,400,000 i UBS Commercial Mortgage Trust 5 .227 12/15/51 1,966,837
Series - 2018 C14 (Class C)
875,000 i Wells Fargo Commercial Mortgage Trust 3 .872 05/15/48 822,955
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .695 11/15/48 1,901,634
Series - 2015 C31 (Class A4)
480,000 i Wells Fargo Commercial Mortgage Trust 4 .224 12/15/48 436,252
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2 .652 08/15/49 1,809,935
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2 .967 08/15/49 408,140
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3 .377 11/15/49 899,231
Series - 2016 NXS6 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 4 .152 08/15/51 1,892,121
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3 .760 03/15/52 2,491,210
Series - 2019 C49 (Class A4)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .635 05/15/52 1,886,340
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4 .192 05/15/52 2,724,227
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3 .040 10/15/52 8,733,907
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1 .810 07/15/53 1,991,751
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2 .092 07/15/53 1,200,130
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2 .398 07/15/53 390,564
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1 .864 08/15/53 8,010,465
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2 .626 04/15/54 1,561,183
Series - 2021 C59 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3 .896 03/15/59 102,009
Series - 2016 C33 (Class C)
231,064 WF-RBS Commercial Mortgage Trust 3 .241 12/15/45 226,812
Series - 2012 C10 (Class AS)
600,000 WF-RBS Commercial Mortgage Trust 3 .337 06/15/46 593,383
Series - 2013 C14 (Class A5)
500,000 i WF-RBS Commercial Mortgage Trust 4 .646 03/15/47 471,663
Series - 2014 C19 (Class C)
1,000,000 i WF-RBS Commercial Mortgage Trust 4 .723 03/15/47 956,935
Series - 2014 C19 (Class B)
TOTAL OTHER MORTGAGE BACKED 350,642,546
TOTAL STRUCTURED ASSETS 468,125,881
(Cost $528,272,956)
TOTAL BONDS 19,602,818,104
(Cost $22,373,282,066)

Portfolio of investments (unaudited)
Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 01/04/23 $ 9,998,812
10,000,000 FFCB 0 .000 01/09/23 9,992,874
3,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 3,000,000
10,000,000 FHLB 0 .000 02/10/23 9,952,515
TOTAL GOVERNMENT AGENCY DEBT 32,944,201
REPURCHASE AGREEMENT - 0 .7%
142,875,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 142,875,000
TOTAL REPURCHASE AGREEMENT 142,875,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .2%
243,906,262 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340 243,906,262
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 243,906,262
TOTAL SHORT-TERM INVESTMENTS 419,725,463
(Cost $419,721,859)
TOTAL INVESTMENTS - 101.5% 20,022,543,567
(Cost $22,793,003,925)
OTHER ASSETS & LIABILITIES, NET - (1.5)% (293,633,862)
NET ASSETS - 100.0% $ 19,728,909,705
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $235,016,225.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $142,875,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 0.875% and maturity date 1/15/29, valued at $145,732,507.

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.3%
AUTOMOBILES & COMPONENTS - 0 .0%
$ 447,326 i Clarios Global LP LIBOR 12 M + 3.250% 7 .634% 04/30/26 $ 439,871
794,465 i Gates Global LLC LIBOR 12 M + 2.500% 6 .884 03/31/27 779,164
TOTAL AUTOMOBILES & COMPONENTS 1,219,035
CAPITAL GOODS - 0 .1%
701,491 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.750% 6 .103 01/15/25 700,323
899,579 i Avolon TLB Borrower US LLC LIBOR 1 M + 1.500% 5 .853 02/12/27 889,058
475,113 i Clydesdale Acquisition Holdings, Inc SOFR 12M + 3.925% 8 .598 04/13/29 453,673
480,178 i Cornerstone Building Brands, Inc LIBOR 12 M + 3.250% 7 .568 04/12/28 433,103
365,909 i SRAM LLC LIBOR 12 M + 2.750% 7 .134 05/18/28 357,219
469,377 i TransDigm, Inc LIBOR 4 M + 2.250% 6 .980 12/09/25 464,566
574,797 i Univar Solutions USA, Inc LIBOR 12 M + 1.750% 6 .134 06/03/28 573,538
TOTAL CAPITAL GOODS 3,871,480
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
274,313 i Amentum Government Services Holdings LLC SOFR 2M + 4.000% 7 .558 02/15/29 267,969
553,434 i Clean Harbors, Inc LIBOR 12 M + 1.750% 6 .134 06/28/24 552,526
638,664 i Dun & Bradstreet Corp LIBOR 12 M + 3.250% 7 .639 02/06/26 633,932
668,538 i GFL Environmental, Inc LIBOR 4 M + 3.000% 7 .415 05/30/25 669,604
1,225,939 i Intrado Corp LIBOR 4 M + 4.000% 8 .415 10/10/24 1,132,633
716,146 i Peraton Corp LIBOR 12 M + 3.750% 8 .134 02/01/28 700,631
1,289,218 i Prime Security Services Borrower LLC LIBOR 4 M + 2.750% 6 .505 09/23/26 1,279,549
725,441 i Sedgwick Claims Management Services, Inc LIBOR 12 M + 3.250% 7 .634 12/31/25 706,851
457,477 i Spin Holdco, Inc LIBOR 4 M + 4.000% 8 .765 03/04/28 388,169
4,375,084 i Trans Union LLC LIBOR 12 M + 2.250% 6 .634 12/01/28 4,339,537
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,671,401
CONSUMER DURABLES & APPAREL - 0 .0%
987,500 i Conair Holdings LLC LIBOR 4 M + 3.750% 8 .480 05/17/28 835,672
1,051,442 i Samsonite IP Holdings Sarl LIBOR 12 M + 1.750% 6 .134 04/25/25 1,031,202
TOTAL CONSUMER DURABLES & APPAREL 1,866,874
CONSUMER SERVICES - 0 .1%
1,315,173 i 1011778 BC ULC LIBOR 4 M + 1.750% 6 .165 11/19/26 1,295,090
1,350,938 i AlixPartners LLP LIBOR 12 M + 2.750% 7 .134 02/04/28 1,341,893
200,900 i Caesars Resort Collection LLC LIBOR 12 M + 3.500% 7 .884 07/21/25 200,660
587,561 i Carnival Corp LIBOR 12 M + 3.250% 7 .634 10/18/28 551,720
658,350 i CCC Intelligent Solutions, Inc LIBOR 12 M + 2.250% 6 .634 09/21/28 654,400
981,865 i ClubCorp Holdings, Inc LIBOR 4 M + 2.750% 7 .480 09/18/24 888,839
270,000 i Delta 2 Lux Sarl 0 .000 01/15/30 270,203
210,000 i Element Materials Technology Group US Holdings, Inc SOFR 3M + 4.250% 0 .000 04/12/29 205,713
455,000 i Element Materials Technology Group US Holdings, Inc SOFR 4M + 4.250% 8 .930 06/22/29 445,711
970,099 i Fertitta Entertainment LLC SOFR 12M + 4.000% 8 .323 01/27/29 924,266
861,864 i IRB Holding Corp SOFR 12M + 3.000% 7 .317 12/15/27 837,732
381,732 i KFC Holding Co LIBOR 12 M + 1.750% 6 .089 03/15/28 377,437
643,824 i Life Time, Inc LIBOR 4 M + 4.750% 9 .485 12/16/24 641,512
308,948 i Penn National Gaming, Inc SOFR 12M + 2.750% 7 .173 05/03/29 306,394
2,235,358 i Sophia LP LIBOR 4 M + 3.500% 8 .230 10/07/27 2,162,720
1,354,375 i Stars Group Holdings BV LIBOR 4 M + 2.250% 6 .980 07/21/26 1,337,818
TOTAL CONSUMER SERVICES 12,442,108
DIVERSIFIED FINANCIALS - 0 .0%
597,844 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 6 .634 03/24/25 572,435
1,353,029 i Reynolds Group Holdings, Inc LIBOR 12 M + 3.250% 7 .634 02/05/26 1,339,918
TOTAL DIVERSIFIED FINANCIALS 1,912,353
ENERGY - 0 .0%
1,386,026 i Buckeye Partners LP LIBOR 12 M + 2.250% 6 .634 11/01/26 1,380,039

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 193,674 i DT Midstream, Inc LIBOR 12 M + 2.000% 6 .438% 06/26/28 $ 194,219
TOTAL ENERGY 1,574,258
FOOD & STAPLES RETAILING - 0 .0%
966,778 i US Foods, Inc LIBOR 12 M + 2.750% 7 .134 11/22/28 963,940
TOTAL FOOD & STAPLES RETAILING 963,940
FOOD, BEVERAGE & TOBACCO - 0 .0%
146,250 i Froneri US, Inc LIBOR 12 M + 2.250% 6 .634 01/29/27 142,614
1,871,500 i Hayward Industries, Inc LIBOR 12 M + 2.500% 6 .884 05/30/28 1,795,480
882,659 i Hostess Brands LLC LIBOR 4 M + 2.250% 6 .665 08/03/25 881,326
505,031 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .230 03/31/28 471,383
TOTAL FOOD, BEVERAGE & TOBACCO 3,290,803
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
589,326 i Da Vinci Purchaser Corp LIBOR 12 M + 4.000% 8 .384 01/08/27 538,252
1,209,469 i DaVita, Inc LIBOR 12 M + 1.750% 6 .134 08/12/26 1,181,052
608,096 i Global Medical Response, Inc LIBOR 12 M + 4.250% 8 .634 03/14/25 429,851
628,509 i Grifols Worldwide Operations USA, Inc LIBOR 12 M + 2.000% 6 .384 11/15/27 609,132
127,865 i NMN Holdings III Corp LIBOR 3 M + 3.750% 0 .000 11/13/25 111,882
595,875 i NMN Holdings III Corp LIBOR 12 M + 3.750% 8 .134 11/13/25 521,391
1,896,125 i Onex TSG Intermediate Corp LIBOR 4 M + 4.750% 9 .165 02/28/28 1,698,426
982,506 i Phoenix Guarantor, Inc LIBOR 12 M + 3.500% 7 .884 03/05/26 926,901
1,359,493 i RegionalCare Hospital Partners Holdings, Inc LIBOR 4 M + 3.750% 8 .165 11/16/25 1,284,891
946,734 i Select Medical Corp LIBOR 12 M + 2.500% 6 .890 03/06/25 930,521
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,232,299
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
649,125 i Energizer Holdings, Inc LIBOR 12 M + 2.250% 6 .625 12/22/27 638,577
985,809 i Weber-Stephen Products LLC LIBOR 12 M + 3.250% 7 .634 10/30/27 837,391
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,475,968
INSURANCE - 0 .1%
670,539 i Acrisure LLC LIBOR 12 M + 3.500% 7 .884 02/15/27 630,846
910,576 i Asurion LLC LIBOR 12 M + 3.000% 7 .384 11/03/24 886,673
421,960 i Asurion LLC LIBOR 12 M + 3.250% 7 .634 12/23/26 377,215
760,587 i HUB International Ltd LIBOR 4 M + 3.250% 7 .528 04/25/25 754,796
976,368 i NFP Corp LIBOR 12 M + 3.250% 7 .634 02/15/27 936,268
TOTAL INSURANCE 3,585,798
MATERIALS - 0 .1%
675,319 i Asplundh Tree Expert LLC LIBOR 12 M + 1.750% 6 .134 09/07/27 675,035
1,201,700 i Eco Services Operations Corp LIBOR 4 M + 2.500% 6 .915 06/09/28 1,185,928
710,362 i H.B. Fuller Co LIBOR 12 M + 2.000% 6 .353 10/20/24 710,880
761,438 i Kloeckner Pentaplast of America, Inc SOFR 2M + 4.750% 8 .259 02/12/26 679,583
345,804 i Messer Industries USA, Inc LIBOR 4 M + 2.500% 7 .230 03/02/26 343,373
145,018 i Quikrete Holdings, Inc LIBOR 12 M + 2.625% 7 .009 02/01/27 143,670
297,951 i Reynolds Consumer Products LLC LIBOR 12 M + 1.750% 6 .134 02/04/27 296,018
869,593 i Tronox Finance LLC LIBOR 12 M + 2.250% 6 .634 03/10/28 843,953
143,550 i WR Grace Holdings LLC LIBOR 4 M + 3.750% 8 .500 09/22/28 141,274
TOTAL MATERIALS 5,019,714
MEDIA & ENTERTAINMENT - 0 .1%
920,821 i Alliance Laundry Systems LLC LIBOR 4 M + 3.500% 7 .409 10/08/27 904,016
484,530 i Altice Financing S.A. LIBOR 4 M + 2.750% 6 .829 01/31/26 468,783
605,057 i Arterra Wines Canada, Inc LIBOR 4 M + 3.500% 8 .230 11/24/27 567,997
196,000 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 7 .568 11/30/27 188,038
3,323 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 3,259
591,000 i CNT Holdings I Corp SOFR 4M + 3.500% 7 .239 11/08/27 573,533
940,000 i Coral-US Co-Borrower LLC LIBOR 12 M + 3.000% 7 .318 10/15/29 913,680
286,609 i Diamond Sports Group LLC SOFR 12M + 8.000% 12 .317 05/25/26 272,338

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,458,844 †,i Diamond Sports Group LLC SOFR 12M + 3.250% 7 .567% 08/24/26 $ 175,061
869,750 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 9 .384 08/02/27 848,641
985,726 i INEOS US Petrochem LLC LIBOR 12 M + 2.750% 7 .134 01/29/26 970,940
1,191,000 i Mozart Borrower LP LIBOR 12 M + 3.250% 7 .634 10/23/28 1,133,957
1,494,994 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 7 .634 11/15/28 1,443,088
682,518 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 7 .380 02/15/28 430,024
3,055 i Radiate Holdco LLC LIBOR 12 M + 3.250% 7 .634 09/25/26 2,496
957,978 i Ryan Specialty Group LLC SOFR 12M + 3.000% 7 .423 09/01/27 953,591
275,000 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 7 .993 10/20/27 280,827
922 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 6 .871 07/30/27 889
328,291 i Univision Communications, Inc LIBOR 12 M + 3.250% 7 .634 03/15/26 323,777
950,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 6 .818 01/31/28 935,836
260,687 i Wand NewCo 3, Inc LIBOR 12 M + 3.000% 7 .384 02/05/26 247,885
TOTAL MEDIA & ENTERTAINMENT 11,638,656
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .1%
2,505,270 h,i Avantor, Inc LIBOR 12 M + 2.250% 6 .634 11/06/27 2,497,441
960,126 i Catalent Pharma Solutions, Inc LIBOR 12 M + 2.000% 6 .375 02/22/28 947,078
1,277,545 i Horizon Therapeutics USA, Inc LIBOR 12 M + 2.000% 6 .438 05/22/26 1,278,343
3,432,337 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 7 .884 05/05/28 3,407,401
543,769 i Organon & Co LIBOR 4 M + 3.000% 7 .750 06/02/28 539,837
295,515 i Perrigo Investments LLC SOFR 12M + 2.500% 6 .923 04/20/29 294,407
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,964,507
REAL ESTATE - 0 .0%
881,281 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 7 .134 08/21/25 862,713
TOTAL REAL ESTATE 862,713
RETAILING - 0 .1%
592,759 i Chariot Buyer LLC LIBOR 12 M + 3.250% 7 .634 11/03/28 560,157
5,000,000 h,i FLUTTER FINANCING BV SOFR 4M + 3.250% 7 .043 07/22/28 4,985,425
607,902 h,i LS GROUP OPCO ACQUISITIO LIBOR 4 M + 3.250% 6 .580 11/02/27 601,063
778,061 i Resideo Funding, Inc LIBOR 4 M + 2.250% 6 .880 02/11/28 773,688
957,726 i Staples, Inc LIBOR 4 M + 5.000% 7 .782 04/16/26 888,157
TOTAL RETAILING 7,808,490
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
524,390 i Bright Bidco BV CME Term SOFR 4 + 8.000% 8 .000 10/31/27 460,587
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 460,587
SOFTWARE & SERVICES - 0 .2%
467,000 i Avaya Holdings Corp LIBOR 12 M + 4.250% 8 .568 12/15/27 161,949
342,627 i Camelot Finance S.A. LIBOR 12 M + 3.000% 7 .384 10/30/26 337,702
877,125 i Camelot US Acquisition LIBOR 12 M + 3.000% 7 .384 10/30/26 865,064
843,625 i Informatica LLC LIBOR 12 M + 2.750% 7 .188 10/27/28 829,705
505,460 i Light & Wonder, Inc SOFR 12M + 3.000% 7 .417 04/14/29 499,865
4,414 i Magenta Buyer LLC LIBOR 4 M + 4.750% 9 .170 07/27/28 3,800
4,817,000 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .423 09/12/29 4,745,757
4,400,000 h Open Text Corp 6 .134 05/30/25 4,308,150
469,063 i RealPage, Inc LIBOR 12 M + 3.000% 7 .384 04/24/28 447,016
681 i Rocket Software, Inc LIBOR 12 M + 4.250% 8 .634 11/28/25 657
3,043,226 i SS&C Technologies, Inc SOFR 12M + 2.250% 6 .673 03/22/29 2,994,732
2,019,701 i SS&C Technologies, Inc SOFR 12M + 2.250% 6 .673 03/22/29 1,987,517
TOTAL SOFTWARE & SERVICES 17,181,914
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
356,844 i Ingram Micro, Inc LIBOR 4 M + 3.500% 8 .230 06/30/28 352,384
755,472 i TTM Technologies, Inc LIBOR 3 M + 2.500% 2 .500 09/28/24 757,043
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,109,427

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES - 0 .0%
$ 469,678 i CommScope, Inc LIBOR 12 M + 3.250% 7 .634% 04/06/26 $ 443,963
605,688 i MLN US Holdco LLC LIBOR 4 M + 4.500% 8 .252 11/30/25 213,505
969,060 i SFR Group S.A. LIBOR 4 M + 3.688% 7 .767 01/31/26 900,422
623,553 i Zayo Group Holdings, Inc LIBOR 12 M + 3.000% 7 .384 03/09/27 507,896
TOTAL TELECOMMUNICATION SERVICES 2,065,786
TRANSPORTATION - 0 .1%
248,751 i Air Canada LIBOR 4 M + 3.500% 8 .130 08/11/28 246,612
750,000 i American Airlines, Inc LIBOR 4 M + 4.750% 8 .993 04/20/28 748,009
309,978 i Avis Budget Car Rental LLC LIBOR 12 M + 1.750% 6 .140 08/06/27 301,292
375,250 i CHG Healthcare Services, Inc LIBOR 12 M + 3.250% 7 .634 09/29/28 367,929
990,000 i Gulf Finance LLC LIBOR 12 M + 6.750% 10 .970 08/25/26 937,198
495,000 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 9 .996 06/21/27 510,036
379,683 i MLN US Holdco LLC 0 .000 10/18/27 307,543
1,000,000 i XPO Logistics, Inc LIBOR 1 M + 1.750% 5 .597 02/24/25 996,795
TOTAL TRANSPORTATION 4,415,414
UTILITIES - 0 .1%
384,866 i AssuredPartners, Inc LIBOR 12 M + 3.500% 7 .884 02/12/27 373,705
914,227 i Calpine Corp LIBOR 12 M + 2.500% 6 .890 12/16/27 906,643
49,826 i Covanta Holding Corp LIBOR 1 M + 2.500% 5 .615 11/30/28 49,532
660,185 i Covanta Holding Corp SOFR 12M + 2.500% 6 .823 11/30/28 656,297
1,467,972 i First Eagle Holdings, Inc LIBOR 4 M + 2.500% 7 .230 02/01/27 1,434,392
1,933,925 i Gopher Resource LLC LIBOR 12 M + 3.250% 7 .634 03/06/25 1,303,465
723,827 i Seattle SpinCo, Inc LIBOR 12 M + 2.750% 7 .134 06/21/24 723,827
578,108 i Seattle SpinCo, Inc SOFR + 4.000% 8 .421 01/14/27 578,108
1,015,358 i Utz Quality Foods LLC SOFR 12M + 3.000% 7 .438 01/20/28 1,008,378
892,316 i Vistra Operations Co LLC LIBOR 12 M + 1.750% 6 .089 12/31/25 885,878
TOTAL UTILITIES 7,920,225
TOTAL BANK LOAN OBLIGATIONS 118,553,750
(Cost $124,156,606)
BONDS - 96.4%
CORPORATE BONDS - 35 .4%
AUTOMOBILES & COMPONENTS - 0 .5%
4,500,000 g Adient Global Holdings Ltd 4 .875 08/15/26 4,189,410
225,000 Dana, Inc 5 .375 11/15/27 208,714
225,000 e Dana, Inc 5 .625 06/15/28 204,675
325,000 Dana, Inc 4 .250 09/01/30 261,826
1,755,000 Ford Motor Co 3 .250 02/12/32 1,316,148
2,635,000 Ford Motor Co 6 .100 08/19/32 2,433,047
4,900,000 g Gates Global LLC 6 .250 01/15/26 4,728,500
5,550,000 General Motors Co 6 .125 10/01/25 5,648,290
5,800,000 General Motors Co 5 .400 10/15/29 5,534,927
1,700,000 General Motors Co 6 .600 04/01/36 1,664,975
10,050,000 General Motors Co 5 .200 04/01/45 8,168,343
475,000 General Motors Co 6 .750 04/01/46 455,384
2,000,000 e Goodyear Tire & Rubber Co 5 .000 07/15/29 1,668,299
5,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 4,151,476
3,000,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 2,742,774
2,000,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 1,730,728
500,000 g,o IHO Verwaltungs GmbH 6 .375 05/15/29 422,512
1,750,000 Magna International, Inc 3 .625 06/15/24 1,710,466
2,000,000 g Nemak SAB de C.V. 3 .625 06/28/31 1,564,470
TOTAL AUTOMOBILES & COMPONENTS 48,804,964

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS - 7 .7%
$ 2,000,000 e,g Akbank T.A.S. 6 .800% 02/06/26 $ 1,928,042
1,500,000 g Akbank T.A.S. 6 .800 06/22/31 1,346,426
2,995,000 g Australia & New Zealand Banking Group Ltd 2 .950 07/22/30 2,707,594
5,000,000 g Australia & New Zealand Banking Group Ltd 6 .750 N/A‡ 4,982,039
3,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .500 N/A‡ 2,872,517
2,100,000 g Banco de Credito del Peru 2 .700 01/11/25 1,987,713
4,150,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 3,452,224
1,725,000 g Banco Industrial S.A. 4 .875 01/29/31 1,617,188
2,000,000 g Banco Internacional del Peru SAA Interbank 3 .375 01/18/23 1,995,200
3,300,000 g Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 2,976,600
1,725,000 g Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,438,962
4,000,000 Banco Santander S.A. 5 .294 08/18/27 3,905,426
4,200,000 Banco Santander S.A. 3 .800 02/23/28 3,808,775
2,000,000 Banco Santander S.A. 7 .500 N/A‡ 1,952,200
5,400,000 Banco Santander S.A. 4 .750 N/A‡ 4,372,584
1,825,000 Bancolombia S.A. 4 .625 12/18/29 1,601,438
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,032,704
2,500,000 g Banistmo S.A. 4 .250 07/31/27 2,286,922
4,000,000 g Bank Hapoalim BM 3 .255 01/21/32 3,438,744
8,000,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 7,078,000
32,525,000 Bank of America Corp 0 .810 10/24/24 31,186,709
10,000,000 Bank of America Corp 4 .000 01/22/25 9,787,605
1,000,000 Bank of America Corp 4 .450 03/03/26 979,866
23,880,000 Bank of America Corp 2 .592 04/29/31 19,448,730
15,000,000 Bank of America Corp 1 .898 07/23/31 11,512,583
56,165,000 Bank of America Corp 1 .922 10/24/31 42,903,758
5,000,000 Bank of America Corp 2 .687 04/22/32 4,001,920
9,300,000 Bank of America Corp 2 .572 10/20/32 7,283,782
23,300,000 Bank of America Corp 2 .972 02/04/33 18,770,915
7,200,000 Bank of America Corp 3 .846 03/08/37 5,962,036
8,925,000 Bank of America Corp 2 .676 06/19/41 6,003,855
1,150,000 Bank of America Corp 4 .375 N/A‡ 973,970
5,000,000 Bank of America Corp 6 .250 N/A‡ 4,801,804
11,300,000 Bank of America Corp 6 .100 N/A‡ 10,904,500
7,000,000 Barclays plc 3 .932 05/07/25 6,788,162
600,000 Barclays plc 2 .279 11/24/27 518,626
4,700,000 Barclays plc 3 .330 11/24/42 3,208,090
3,000,000 Barclays plc 6 .125 N/A‡ 2,737,500
5,550,000 g BNP Paribas S.A. 2 .819 11/19/25 5,257,395
5,895,000 g BNP Paribas S.A. 1 .904 09/30/28 4,908,694
2,800,000 g BNP Paribas S.A. 2 .588 08/12/35 2,049,279
12,906,000 g BNP Paribas S.A. 7 .375 N/A‡ 12,761,162
3,500,000 g CIMB Bank Bhd 2 .125 07/20/27 3,063,167
4,025,000 Citigroup, Inc 3 .200 10/21/26 3,723,772
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,128,148
5,975,000 Citigroup, Inc 4 .450 09/29/27 5,696,615
20,000,000 Citigroup, Inc 2 .572 06/03/31 16,175,803
12,750,000 Citigroup, Inc 4 .910 05/24/33 11,939,521
21,500,000 Citigroup, Inc 6 .270 11/17/33 22,180,302
4,900,000 Citigroup, Inc 6 .250 N/A‡ 4,753,000
3,000,000 Citigroup, Inc 5 .950 N/A‡ 2,702,100
2,000,000 Citigroup, Inc 6 .300 N/A‡ 1,886,500
6,315,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 5,678,005
4,175,000 Cooperatieve Rabobank UA 3 .750 07/21/26 3,920,078
3,050,000 g Credicorp Ltd 2 .750 06/17/25 2,848,883
12,000,000 g Credit Agricole S.A. 8 .125 N/A‡ 12,144,000
1,525,000 g DBS Group Holdings Ltd 4 .520 12/11/28 1,508,456
3,150,000 g Development Bank of Kazakhstan JSC 2 .950 05/06/31 2,489,108
4,200,000 Discover Bank 2 .450 09/12/24 3,972,739
5,400,000 Discover Bank 3 .450 07/27/26 4,972,228

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,275,000 Discover Bank 2 .700% 02/06/30 $ 1,821,091
1,675,000 g Grupo Aval Ltd 4 .375 02/04/30 1,356,802
2,160,000 g Hana Bank 3 .500 N/A‡ 1,859,260
4,535,000 HSBC Holdings plc 1 .645 04/18/26 4,093,349
625,000 HSBC Holdings plc 3 .900 05/25/26 595,260
11,915,000 HSBC Holdings plc 4 .292 09/12/26 11,397,376
14,500,000 HSBC Holdings plc 2 .251 11/22/27 12,557,655
1,850,000 HSBC Holdings plc 2 .013 09/22/28 1,546,240
6,800,000 HSBC Holdings plc 7 .390 11/03/28 7,146,463
3,850,000 HSBC Holdings plc 3 .973 05/22/30 3,369,844
2,430,000 HSBC Holdings plc 2 .848 06/04/31 1,939,397
590,000 HSBC Holdings plc 6 .800 06/01/38 585,576
360,000 Huntington Bancshares, Inc 4 .000 05/15/25 350,426
2,875,000 g ICICI Bank Ltd 3 .800 12/14/27 2,629,062
8,225,000 g ING Groep NV 1 .400 07/01/26 7,394,434
400,000 ING Groep NV 3 .950 03/29/27 378,856
3,000,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 2,640,975
8,150,000 JPMorgan Chase & Co 2 .301 10/15/25 7,680,172
2,500,000 JPMorgan Chase & Co 3 .200 06/15/26 2,360,285
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,366,329
13,000,000 JPMorgan Chase & Co 4 .203 07/23/29 12,113,437
10,905,000 JPMorgan Chase & Co 3 .702 05/06/30 9,780,473
22,460,000 JPMorgan Chase & Co 1 .953 02/04/32 17,180,196
20,500,000 JPMorgan Chase & Co 2 .963 01/25/33 16,684,995
3,275,000 JPMorgan Chase & Co 2 .525 11/19/41 2,141,124
14,550,000 JPMorgan Chase & Co 3 .157 04/22/42 10,562,176
700,000 JPMorgan Chase & Co 4 .260 02/22/48 572,422
6,535,000 JPMorgan Chase & Co 5 .000 N/A‡ 5,979,072
9,000,000 JPMorgan Chase & Co 6 .100 N/A‡ 8,759,430
7,380,000 JPMorgan Chase & Co 3 .650 N/A‡ 6,319,125
8,100,000 Lloyds Banking Group plc 6 .750 N/A‡ 7,687,052
6,800,000 Lloyds Banking Group plc 7 .500 N/A‡ 6,560,008
7,150,000 M&T Bank Corp 3 .500 N/A‡ 5,541,322
7,200,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 6,738,439
2,070,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 1,879,745
3,000,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,628,750
2,900,000 NatWest Group plc 5 .516 09/30/28 2,864,277
8,000,000 g NBK SPC Ltd 1 .625 09/15/27 7,024,000
3,000,000 g NBK Tier  Financing Ltd 3 .625 N/A‡ 2,613,396
5,470,000 g Nordea Bank Abp 6 .625 N/A‡ 5,371,881
4,720,000 PNC Bank NA 2 .700 10/22/29 3,982,741
1,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 1,481,618
2,500,000 i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3 .804 N/A‡ 2,493,750
4,105,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 3,253,213
4,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 4,191,371
5,100,000 Toronto-Dominion Bank 4 .285 09/13/24 5,040,209
1,300,000 Toronto-Dominion Bank 3 .625 09/15/31 1,197,369
5,000,000 Truist Bank 3 .689 08/02/24 4,954,447
1,960,000 Truist Bank 2 .250 03/11/30 1,589,285
1,960,000 Truist Financial Corp 1 .200 08/05/25 1,792,720
4,500,000 Truist Financial Corp 5 .100 N/A‡ 4,162,500
7,000,000 Truist Financial Corp 4 .950 N/A‡ 6,692,700
1,500,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,383,060
3,000,000 g Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 2,829,540
1,550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 1,385,583
3,500,000 g UBS Group AG. 3 .179 02/11/43 2,403,771
3,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 2,695,771
1,400,000 g United Overseas Bank Ltd 3 .750 04/15/29 1,363,706
3,700,000 g United Overseas Bank Ltd 2 .000 10/14/31 3,229,119
1,600,000 Wells Fargo & Co 3 .750 01/24/24 1,578,259

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 3,425,000 Wells Fargo & Co 3 .550% 09/29/25 $ 3,293,757
9,300,000 Wells Fargo & Co 3 .526 03/24/28 8,611,809
10,475,000 Wells Fargo & Co 2 .393 06/02/28 9,245,117
10,575,000 Wells Fargo & Co 3 .900 N/A‡ 9,255,927
9,500,000 Wells Fargo & Co 5 .875 N/A‡ 9,167,500
8,000,000 Wells Fargo & Co 5 .900 N/A‡ 7,164,880
3,020,000 Westpac Banking Corp 2 .668 11/15/35 2,244,634
TOTAL BANKS 703,069,192
CAPITAL GOODS - 1 .0%
1,354,000 Air Lease Corp 3 .000 02/01/30 1,129,200
3,140,000 Air Lease Corp 3 .125 12/01/30 2,602,107
2,430,000 g Airbus SE 3 .150 04/10/27 2,257,234
650,000 g BAE Systems plc 1 .900 02/15/31 504,048
2,000,000 g BOC Aviation Ltd 3 .000 09/11/29 1,729,123
17,400,000 Boeing Co 2 .196 02/04/26 15,808,990
1,350,000 Boeing Co 3 .250 02/01/28 1,225,979
6,900,000 Boeing Co 2 .950 02/01/30 5,843,766
3,700,000 Boeing Co 3 .625 02/01/31 3,241,818
1,825,000 Boeing Co 3 .250 02/01/35 1,387,908
3,600,000 Boeing Co 5 .705 05/01/40 3,432,825
7,000,000 Boeing Co 5 .805 05/01/50 6,490,231
1,160,000 g Chart Industries, Inc 7 .500 01/01/30 1,166,136
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,619,254
500,000 Ingersoll-Rand Global Holding Co Ltd 3 .750 08/21/28 468,203
3,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 3,451,409
7,145,000 John Deere Capital Corp 2 .000 06/17/31 5,772,062
1,100,000 L3Harris Technologies, Inc 3 .850 06/15/23 1,093,540
850,000 Lockheed Martin Corp 1 .850 06/15/30 698,075
5,775,000 Northrop Grumman Corp 3 .250 01/15/28 5,325,992
7,150,000 Parker-Hannifin Corp 3 .250 06/14/29 6,384,936
248,000 Raytheon Technologies Corp 3 .650 08/16/23 245,912
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 10,217,125
5,000,000 Raytheon Technologies Corp 4 .500 06/01/42 4,496,591
325,000 g Rolls-Royce plc 5 .750 10/15/27 309,562
3,000,000 g TSMC Global Ltd 0 .750 09/28/25 2,707,949
2,000,000 g TSMC Global Ltd 1 .000 09/28/27 1,659,653
3,000,000 g TSMC Global Ltd 1 .750 04/23/28 2,538,493
425,000 g WESCO Distribution, Inc 7 .250 06/15/28 430,514
TOTAL CAPITAL GOODS 95,238,635
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
1,655,000 g ADT Corp 4 .875 07/15/32 1,406,467
1,000,000 AECOM 5 .125 03/15/27 962,500
1,395,000 g Albion Financing 1 SARL 6 .125 10/15/26 1,244,075
5,000,000 g Allied Universal Holdco LLC 6 .625 07/15/26 4,575,000
325,000 g ASGN, Inc 4 .625 05/15/28 294,190
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 819,515
370,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 325,653
150,000 g GFL Environmental, Inc 4 .250 06/01/25 143,279
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 945,000
125,000 g GFL Environmental, Inc 5 .125 12/15/26 119,538
3,150,000 g GFL Environmental, Inc 3 .500 09/01/28 2,769,362
2,125,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 2,045,313
1,300,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,122,140
2,655,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 2,416,475
2,225,000 Republic Services, Inc 2 .900 07/01/26 2,072,604
100,000 g Ritchie Bros Auctioneers, Inc 5 .375 01/15/25 98,250
420,000 Verisk Analytics, Inc 3 .625 05/15/50 289,857
1,325,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 1,248,813

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 1,235,000 Waste Management, Inc 1 .500% 03/15/31 $ 965,571
1,500,000 Waste Management, Inc 2 .500 11/15/50 934,480
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 24,798,082
CONSUMER DURABLES & APPAREL - 0 .2%
5,000,000 Lennar Corp 5 .000 06/15/27 4,862,676
5,000,000 Lennar Corp 4 .750 11/29/27 4,820,059
219,000 Newell Brands, Inc 4 .875 06/01/25 212,977
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,166,188
5,000,000 PulteGroup, Inc 5 .000 01/15/27 4,942,534
TOTAL CONSUMER DURABLES & APPAREL 16,004,434
CONSUMER SERVICES - 0 .6%
16,500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 15,879,703
5,000,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 4,722,214
8,910,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 8,099,860
2,000,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 1,792,858
1,100,000 g Cedar Fair LP 5 .500 05/01/25 1,088,028
2,300,000 g ENA Master Trust 4 .000 05/19/48 1,609,968
125,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 121,250
2,200,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,761,760
8,800,000 Hyatt Hotels Corp 1 .300 10/01/23 8,554,082
400,000 g International Game Technology plc 4 .125 04/15/26 373,062
540,000 g International Game Technology plc 6 .250 01/15/27 535,950
425,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 352,591
3,550,000 McDonald's Corp 4 .600 09/09/32 3,471,213
2,335,000 Sands China Ltd 2 .800 03/08/27 1,999,764
1,400,000 Sands China Ltd 5 .400 08/08/28 1,310,824
1,175,000 g Wynn Macau Ltd 5 .625 08/26/28 1,003,556
TOTAL CONSUMER SERVICES 52,676,683
DIVERSIFIED FINANCIALS - 3 .5%
4,900,000 AerCap Ireland Capital DAC 3 .500 01/15/25 4,666,656
9,050,000 AerCap Ireland Capital DAC 1 .750 01/30/26 7,962,024
5,000,000 AerCap Ireland Capital DAC 3 .875 01/23/28 4,496,730
10,075,000 AerCap Ireland Capital DAC 3 .000 10/29/28 8,440,586
2,050,000 AerCap Ireland Capital DAC 3 .300 01/30/32 1,602,610
1,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 883,718
1,250,000 American Express Co 3 .700 08/03/23 1,241,883
2,000,000 American Express Co 2 .550 03/04/27 1,819,406
3,000,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,527,930
2,500,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 2,271,875
5,705,000 Bank of New York Mellon Corp 4 .700 N/A‡ 5,477,542
455,000 g BBVA Bancomer S.A. 5 .350 11/12/29 443,976
3,350,000 g BBVA Bancomer S.A. 5 .125 01/18/33 3,006,965
6,000,000 g BNP Paribas S.A. 7 .750 N/A‡ 5,925,000
7,868,000 Capital One Bank USA NA 3 .375 02/15/23 7,854,237
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,366,024
5,490,000 e Capital One Financial Corp 3 .950 N/A‡ 4,311,740
10,800,000 Charles Schwab Corp 5 .375 N/A‡ 10,562,400
600,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 513,475
8,325,000 g Credit Suisse Group AG. 2 .193 06/05/26 7,110,313
4,950,000 g Credit Suisse Group AG. 1 .305 02/02/27 3,956,058
4,600,000 g Credit Suisse Group AG. 6 .442 08/11/28 4,189,202
3,950,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 3,846,313
1,650,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 1,485,065
4,050,000 Deutsche Bank AG. 5 .371 09/09/27 4,059,031
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,179,559
5,000,000 Ford Motor Credit Co LLC 3 .664 09/08/24 4,763,800
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,149,176

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 2,000,000 Ford Motor Credit Co LLC 3 .625% 06/17/31 $ 1,571,116
4,390,000 General Motors Financial Co, Inc 2 .750 06/20/25 4,109,474
10,900,000 General Motors Financial Co, Inc 5 .000 04/09/27 10,558,488
25,250,000 General Motors Financial Co, Inc 2 .700 06/10/31 19,345,930
3,450,000 General Motors Financial Co, Inc 5 .700 N/A‡ 2,919,994
2,000,000 e General Motors Financial Co, Inc 5 .750 N/A‡ 1,683,793
11,270,000 Goldman Sachs Group, Inc 3 .625 02/20/24 11,074,956
5,277,000 Goldman Sachs Group, Inc 3 .500 04/01/25 5,074,587
5,875,000 Goldman Sachs Group, Inc 1 .093 12/09/26 5,178,966
19,600,000 Goldman Sachs Group, Inc 4 .482 08/23/28 18,784,924
7,410,000 Goldman Sachs Group, Inc 1 .992 01/27/32 5,645,061
7,300,000 Goldman Sachs Group, Inc 2 .615 04/22/32 5,821,683
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 384,128
1,900,000 Goldman Sachs Group, Inc 4 .017 10/31/38 1,562,115
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,511,490
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 532,712
500,000 Icahn Enterprises LP 4 .750 09/15/24 479,376
925,000 Icahn Enterprises LP 5 .250 05/15/27 846,930
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 3,213,470
1,100,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 947,028
7,400,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 6,043,926
8,000,000 ING GROEP NV 6 .500 N/A‡ 7,563,905
475,000 Legg Mason, Inc 3 .950 07/15/24 465,102
3,425,000 g LPL Holdings, Inc 4 .000 03/15/29 2,980,093
2,500,000 g Minejesa Capital BV 5 .625 08/10/37 1,946,264
1,040,000 Morgan Stanley 4 .000 07/23/25 1,015,550
4,444,000 Morgan Stanley 2 .188 04/28/26 4,129,655
11,950,000 Morgan Stanley 3 .125 07/27/26 11,146,623
2,720,000 Morgan Stanley 0 .985 12/10/26 2,383,307
685,000 Morgan Stanley 3 .950 04/23/27 646,909
9,875,000 Morgan Stanley 1 .512 07/20/27 8,569,406
15,120,000 Morgan Stanley 2 .699 01/22/31 12,494,362
1,905,000 Morgan Stanley 1 .794 02/13/32 1,431,722
75,000 Morgan Stanley 1 .928 04/28/32 56,589
5,000,000 Navient Corp 5 .000 03/15/27 4,377,065
2,000,000 Northern Trust Corp 4 .600 N/A‡ 1,752,751
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,113,620
5,000,000 OneMain Finance Corp 4 .000 09/15/30 3,730,698
2,975,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,603,897
1,625,000 g REC Ltd 4 .750 05/19/23 1,617,216
2,000,000 g Rocket Mortgage LLC 4 .000 10/15/33 1,493,720
1,375,000 e,g S&P Global, Inc 4 .250 05/01/29 1,312,432
2,070,000 g Societe Generale S.A. 1 .375 07/08/25 1,876,442
3,500,000 g Societe Generale S.A. 4 .027 01/21/43 2,368,235
550,000 Springleaf Finance Corp 5 .375 11/15/29 449,845
550,000 State Street Corp 3 .300 12/16/24 536,767
11,300,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 10,404,362
6,500,000 g UBS Group AG 7 .000 N/A‡ 6,394,852
650,000 Voya Financial, Inc 5 .700 07/15/43 602,442
TOTAL DIVERSIFIED FINANCIALS 314,867,272
ENERGY - 3 .5%
2,500,000 g Antero Midstream Partners LP 5 .750 01/15/28 2,319,025
1,875,000 g Archrock Partners LP 6 .250 04/01/28 1,715,648
2,770,000 Canadian Natural Resources Ltd 2 .950 07/15/30 2,334,011
875,000 Cenovus Energy, Inc 2 .650 01/15/32 698,598
3,980,000 Cenovus Energy, Inc 5 .400 06/15/47 3,559,860
2,000,000 g Cosan Ltd 5 .500 09/20/29 1,882,500
3,750,000 Diamondback Energy, Inc 3 .125 03/24/31 3,105,229
2,625,000 Diamondback Energy, Inc 4 .250 03/15/52 1,920,636

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,790,000 g DT Midstream, Inc 4 .125% 06/15/29 $ 1,537,807
1,490,000 g DT Midstream, Inc 4 .375 06/15/31 1,249,961
5,000,000 Ecopetrol S.A. 5 .375 06/26/26 4,715,750
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 952,174
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,737,736
2,675,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 2,248,970
1,960,000 Enbridge, Inc 2 .500 08/01/33 1,507,495
10,350,000 Enbridge, Inc 5 .750 07/15/80 9,358,655
2,424,000 g Energean Israel Finance Ltd 4 .875 03/30/26 2,223,292
8,600,000 Energy Transfer LP 5 .750 02/15/33 8,413,896
2,440,000 Energy Transfer Operating LP 2 .900 05/15/25 2,297,857
2,675,000 Energy Transfer Operating LP 4 .750 01/15/26 2,605,499
1,670,000 Energy Transfer Operating LP 5 .500 06/01/27 1,658,141
8,000,000 Energy Transfer Operating LP 5 .250 04/15/29 7,735,648
1,235,000 Energy Transfer Operating LP 3 .750 05/15/30 1,088,882
4,100,000 Energy Transfer Operating LP 6 .250 04/15/49 3,812,485
4,625,000 Energy Transfer Operating LP 5 .000 05/15/50 3,695,055
500,000 g EnLink Midstream LLC 5 .625 01/15/28 476,249
745,000 g EnLink Midstream LLC 6 .500 09/01/30 737,326
1,250,000 Enterprise Products Operating LLC 3 .700 02/15/26 1,204,731
3,707,000 Enterprise Products Operating LLC 3 .125 07/31/29 3,263,819
900,000 Enterprise Products Operating LLC 2 .800 01/31/30 764,572
1,425,000 Enterprise Products Operating LLC 4 .250 02/15/48 1,143,439
2,300,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,808,424
7,350,000 Enterprise Products Operating LLC 3 .700 01/31/51 5,298,577
4,575,000 Enterprise Products Operating LLC 3 .200 02/15/52 2,997,753
6,575,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,373,571
276,000 g EQM Midstream Partners LP 6 .000 07/01/25 266,339
1,900,000 g EQM Midstream Partners LP 4 .500 01/15/29 1,595,861
850,000 g EQT Corp 3 .125 05/15/26 781,180
3,081,892 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,617,007
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,209,058
1,100,000 Genesis Energy LP 6 .500 10/01/25 1,051,281
1,450,000 g Hilcorp Energy I LP 5 .750 02/01/29 1,290,597
1,450,000 g Hilcorp Energy I LP 6 .000 02/01/31 1,250,710
475,000 g Holly Energy Partners LP 6 .375 04/15/27 466,684
1,200,000 g KazMunayGas National Co JSC 5 .375 04/24/30 1,075,477
3,500,000 g KazMunayGas National Co JSC 3 .500 04/14/33 2,597,000
3,700,000 Kinder Morgan Energy Partners LP 5 .800 03/15/35 3,614,192
1,250,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 1,123,129
1,325,000 g Kosmos Energy Ltd 7 .750 05/01/27 1,104,792
2,525,000 g Leviathan Bond Ltd 6 .125 06/30/25 2,465,031
5,000,000 Marathon Petroleum Corp 4 .700 05/01/25 4,923,548
13,040,000 Marathon Petroleum Corp 3 .800 04/01/28 12,063,742
1,000,000 Marathon Petroleum Corp 4 .750 09/15/44 834,998
2,750,000 Marathon Petroleum Corp 5 .000 09/15/54 2,294,820
5,000,000 g MEG Energy Corp 5 .875 02/01/29 4,715,125
4,475,000 MPLX LP 1 .750 03/01/26 3,988,881
16,235,000 MPLX LP 2 .650 08/15/30 13,156,802
2,935,000 MPLX LP 4 .700 04/15/48 2,316,102
642,000 Murphy Oil Corp 5 .875 12/01/27 617,790
1,200,000 †,q NAK Naftogaz Ukraine via Kondor Finance plc 7 .375 07/19/24 186,000
7,735,000 g Northern Natural Gas Co 3 .400 10/16/51 5,214,482
325,000 Occidental Petroleum Corp 5 .500 12/01/25 323,898
475,000 Occidental Petroleum Corp 5 .550 03/15/26 473,219
5,000,000 e Occidental Petroleum Corp 3 .500 08/15/29 4,476,550
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,057,980
1,450,000 g Oleoducto Central S.A. 4 .000 07/14/27 1,279,187
1,025,000 ONEOK, Inc 4 .000 07/13/27 964,327
6,030,000 ONEOK, Inc 4 .550 07/15/28 5,691,169

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 7,750,000 ONEOK, Inc 4 .350% 03/15/29 $ 7,162,486
3,920,000 ONEOK, Inc 3 .400 09/01/29 3,387,894
7,750,000 ONEOK, Inc 4 .500 03/15/50 5,770,786
2,000,000 g Parkland Corp 4 .500 10/01/29 1,666,533
1,260,000 g Parkland Corp 4 .625 05/01/30 1,042,650
6,200,000 g Pertamina Persero PT 1 .400 02/09/26 5,526,513
850,000 g Pertamina Persero PT 3 .650 07/30/29 778,264
1,667,000 e Petrobras Global Finance BV 5 .999 01/27/28 1,657,165
2,000,000 Petrobras Global Finance BV 6 .900 03/19/49 1,794,960
767,000 g Petroleos del Peru S.A. 4 .750 06/19/32 592,814
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 2,043,490
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 4,903,082
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 2,075,696
2,950,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 2,577,396
15,790,000 Phillips 66 2 .150 12/15/30 12,642,671
2,400,000 Phillips 66 3 .300 03/15/52 1,656,085
860,000 g Phillips 66 Co 3 .150 12/15/29 750,240
775,000 g Phillips 66 Co 4 .680 02/15/45 671,668
5,300,000 g Qatar Petroleum 2 .250 07/12/31 4,384,903
654,000 Regency Energy Partners LP 4 .500 11/01/23 649,217
1,150,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 1,080,683
8,670,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 8,772,668
6,125,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 5,757,322
6,365,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 5,899,825
1,825,000 g Santos Finance Ltd 3 .649 04/29/31 1,450,619
3,175,000 g Saudi Arabian Oil Co 2 .250 11/24/30 2,612,720
1,365,000 Shell International Finance BV 3 .125 11/07/49 959,272
1,975,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,843,224
450,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 381,176
1,150,000 Sunoco LP 4 .500 05/15/29 1,005,905
2,525,000 Targa Resources Corp 4 .200 02/01/33 2,172,418
2,500,000 Targa Resources Corp 4 .950 04/15/52 1,977,763
300,000 Targa Resources Partners LP 6 .500 07/15/27 301,902
1,000,000 Targa Resources Partners LP 4 .000 01/15/32 841,390
4,000,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,122,145
1,450,000 Total Capital International S.A. 2 .986 06/29/41 1,080,131
5,550,000 Total Capital International S.A. 3 .127 05/29/50 3,919,499
8,245,000 TransCanada PipeLines Ltd 4 .250 05/15/28 7,804,781
7,000,000 TransCanada PipeLines Ltd 2 .500 10/12/31 5,558,208
7,835,000 TransCanada Trust 5 .500 09/15/79 6,763,327
887,000 g Tullow Oil plc 10 .250 05/15/26 711,374
1,260,000 USA Compression Partners LP 6 .875 04/01/26 1,208,705
500,000 USA Compression Partners LP 6 .875 09/01/27 467,500
7,050,000 Williams Cos, Inc 2 .600 03/15/31 5,705,234
850,000 Williams Partners LP 3 .750 06/15/27 800,065
TOTAL ENERGY 319,462,598
FOOD & STAPLES RETAILING - 0 .2%
3,975,000 Costco Wholesale Corp 1 .600 04/20/30 3,256,585
3,000,000 Kroger Co 3 .875 10/15/46 2,292,319
730,000 SYSCO Corp 3 .750 10/01/25 706,387
3,700,000 SYSCO Corp 3 .150 12/14/51 2,432,173
3,600,000 Walmart, Inc 1 .050 09/17/26 3,188,030
294,000 Walmart, Inc 2 .375 09/24/29 257,429
5,155,000 Walmart, Inc 1 .800 09/22/31 4,195,230
3,900,000 Walmart, Inc 2 .500 09/22/41 2,845,259
TOTAL FOOD & STAPLES RETAILING 19,173,412
FOOD, BEVERAGE & TOBACCO - 1 .1%
3,100,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,398,386

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 10,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .750% 01/23/29 $ 10,127,568
1,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,076,074
3,150,000 BAT Capital Corp 2 .259 03/25/28 2,614,256
6,075,000 BAT Capital Corp 4 .906 04/02/30 5,562,136
12,520,000 BAT Capital Corp 2 .726 03/25/31 9,768,320
1,850,000 BAT Capital Corp 4 .742 03/16/32 1,641,550
7,200,000 BAT International Finance plc 4 .448 03/16/28 6,668,361
1,775,000 g BRF S.A. 4 .875 01/24/30 1,496,940
2,000,000 g BRF S.A. 5 .750 09/21/50 1,427,360
3,250,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,741,115
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,705,963
3,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 2,617,684
750,000 Constellation Brands, Inc 4 .400 11/15/25 737,095
2,775,000 Constellation Brands, Inc 3 .700 12/06/26 2,638,714
1,150,000 Constellation Brands, Inc 3 .150 08/01/29 1,007,809
4,540,000 Constellation Brands, Inc 2 .875 05/01/30 3,864,721
13,700,000 Constellation Brands, Inc 2 .250 08/01/31 10,883,207
2,750,000 Diageo Capital plc 2 .125 10/24/24 2,608,586
2,320,000 Diageo Capital plc 1 .375 09/29/25 2,127,215
4,075,000 Diageo Capital plc 2 .375 10/24/29 3,476,362
1,950,000 Diageo Capital plc 2 .000 04/29/30 1,601,698
1,875,000 g Embotelladora Andina S.A. 3 .950 01/21/50 1,385,463
2,000,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,689,007
2,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 1,931,559
200,000 Philip Morris International, Inc 6 .375 05/16/38 212,894
5,500,000 g Primo Water Holdings, Inc 4 .375 04/30/29 4,749,753
3,250,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 3,079,383
6,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 5,306,548
TOTAL FOOD, BEVERAGE & TOBACCO 97,145,727
HEALTH CARE EQUIPMENT & SERVICES - 1 .5%
1,200,000 Abbott Laboratories 5 .300 05/27/40 1,220,691
980,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 654,913
9,160,000 Anthem, Inc 2 .250 05/15/30 7,577,559
2,100,000 Boston Scientific Corp 2 .650 06/01/30 1,793,797
1,640,000 Centene Corp 2 .450 07/15/28 1,384,242
8,310,000 Centene Corp 3 .000 10/15/30 6,812,116
1,800,000 Children's Hospital Medic 4 .268 05/15/44 1,583,153
6,250,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 4,712,732
2,550,000 Cigna Corp 3 .200 03/15/40 1,923,851
495,000 CVS Health Corp 3 .875 07/20/25 483,034
11,250,000 CVS Health Corp 3 .750 04/01/30 10,199,957
27,225,000 CVS Health Corp 1 .750 08/21/30 21,455,780
9,180,000 CVS Health Corp 1 .875 02/28/31 7,200,823
2,250,000 CVS Health Corp 4 .780 03/25/38 2,049,602
3,635,000 CVS Health Corp 2 .700 08/21/40 2,511,311
4,750,000 CVS Health Corp 5 .050 03/25/48 4,263,338
1,900,000 CVS Health Corp 4 .250 04/01/50 1,512,238
1,370,000 Dartmouth-Hitchcock Health 4 .178 08/01/48 1,069,024
425,000 Hackensack Meridian Health, Inc 2 .875 09/01/50 274,722
1,000,000 HCA, Inc 5 .375 02/01/25 998,789
2,815,000 HCA, Inc 5 .625 09/01/28 2,799,045
5,000,000 HCA, Inc 3 .500 09/01/30 4,312,381
3,475,000 g HCA, Inc 3 .625 03/15/32 2,940,384
1,900,000 HCA, Inc 5 .500 06/15/47 1,687,430
4,600,000 g HCA, Inc 4 .625 03/15/52 3,580,160
3,500,000 g Hologic, Inc 3 .250 02/15/29 3,005,438
1,875,000 Humana, Inc 3 .950 03/15/27 1,797,353
10,100,000 Humana, Inc 2 .150 02/03/32 7,881,356
3,700,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 2,886,370

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 3,375,000 MPT Operating Partnership LP 3 .500% 03/15/31 $ 2,313,507
225,000 g Tenet Healthcare Corp 4 .625 06/15/28 201,317
5,400,000 e,g Tenet Healthcare Corp 6 .125 10/01/28 4,834,728
2,500,000 g Tenet Healthcare Corp 4 .250 06/01/29 2,165,750
3,200,000 g Tenet Healthcare Corp 4 .375 01/15/30 2,769,808
1,525,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,411,793
3,700,000 UnitedHealth Group, Inc 2 .000 05/15/30 3,052,790
6,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 5,154,322
1,375,000 UnitedHealth Group, Inc 3 .750 10/15/47 1,093,329
TOTAL HEALTH CARE EQUIPMENT & SERVICES 133,568,933
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
1,425,000 Church & Dwight Co, Inc 2 .300 12/15/31 1,141,604
3,100,000 Church & Dwight Co, Inc 5 .000 06/15/52 2,899,027
900,000 Colgate-Palmolive Co 3 .250 08/15/32 812,197
2,250,000 g Natura Cosmeticos S.A. 4 .125 05/03/28 1,836,022
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 6,688,850
INSURANCE - 1 .0%
2,550,000 g Acrisure LLC 4 .250 02/15/29 2,104,806
285,000 Aetna, Inc 6 .625 06/15/36 302,752
131,000 Aflac, Inc 6 .450 08/15/40 134,126
3,000,000 g AIA Group Ltd 3 .600 04/09/29 2,727,976
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 738,893
325,000 g AmWINS Group, Inc 4 .875 06/30/29 275,648
11,160,000 Aon Corp 2 .800 05/15/30 9,517,547
2,790,000 Aon plc 3 .500 06/14/24 2,723,010
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 3,690,000
825,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 714,686
1,500,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 1,335,310
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 6,645,427
1,100,000 CNA Financial Corp 3 .950 05/15/24 1,080,646
925,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 838,760
870,000 g Equitable Financial Life Global Funding 1 .800 03/08/28 723,678
2,300,000 g Five Corners Funding Trust 4 .419 11/15/23 2,280,188
8,225,000 g Five Corners Funding Trust II 2 .850 05/15/30 6,894,704
2,500,000 g Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,076,336
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 13,210,200
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 279,855
1,400,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 880,009
1,450,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 1,011,488
2,900,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 2,601,900
600,000 MetLife, Inc 3 .000 03/01/25 576,092
1,775,000 MetLife, Inc 3 .600 11/13/25 1,724,669
1,025,000 MetLife, Inc 5 .000 07/15/52 975,748
5,870,000 MetLife, Inc 3 .850 N/A‡ 5,451,762
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 8,804,419
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 2,867,725
3,700,000 g Protective Life Global Funding 0 .781 07/05/24 3,451,222
2,000,000 Prudential Financial, Inc 3 .905 12/07/47 1,592,633
2,220,000 Reinsurance Group of America, Inc 3 .900 05/15/29 2,031,116
365,000 Willis North America, Inc 3 .600 05/15/24 355,047
TOTAL INSURANCE 90,618,378
MATERIALS - 1 .5%
4,375,000 e Albemarle Corp 4 .650 06/01/27 4,266,392
1,625,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,474,687
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 6,121,974
1,425,000 g Anglo American Capital plc 3 .875 03/16/29 1,279,345
2,300,000 g Anglo American Capital plc 2 .625 09/10/30 1,869,175

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 4,300,000 AngloGold Ashanti Holdings plc 3 .375% 11/01/28 $ 3,748,334
5,000,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 4,336,672
1,778,000 e,g Antofagasta plc 2 .375 10/14/30 1,423,230
1,600,000 g Antofagasta plc 5 .625 05/13/32 1,569,272
3,225,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 2,739,461
3,570,000 Ball Corp 6 .875 03/15/28 3,666,997
1,850,000 Ball Corp 2 .875 08/15/30 1,476,522
370,000 Bemis Co, Inc 3 .100 09/15/26 343,098
2,725,000 Bemis Co, Inc 2 .630 06/19/30 2,217,428
10,105,000 Berry Global, Inc 1 .570 01/15/26 9,001,693
6,100,000 Berry Global, Inc 1 .650 01/15/27 5,217,154
1,140,000 e,g CANPACK S.A. 3 .125 11/01/25 998,845
2,500,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 2,335,486
1,325,000 g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 1,235,288
1,325,000 g Cemex SAB de C.V. 5 .450 11/19/29 1,271,993
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,327,285
2,725,000 e,g Constellium SE 3 .750 04/15/29 2,213,892
3,000,000 g Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,620,363
2,000,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,765,162
1,500,000 g Corp Nacional del Cobre de Chile 3 .150 01/15/51 1,043,203
265,000 DowDuPont, Inc 4 .493 11/15/25 260,588
1,140,000 DowDuPont, Inc 4 .725 11/15/28 1,124,088
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,657,638
800,000 g Freeport Indonesia PT 4 .763 04/14/27 768,000
1,860,000 g Freeport Indonesia PT 5 .315 04/14/32 1,706,056
2,400,000 Freeport-McMoRan, Inc 5 .450 03/15/43 2,164,896
1,500,000 g Fresnillo plc 4 .250 10/02/50 1,180,904
1,975,000 g GCC SAB de C.V. 3 .614 04/20/32 1,643,668
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,263,203
187,000 e International Paper Co 4 .350 08/15/48 156,053
3,000,000 g Inversiones CMPC S.A. 4 .375 04/04/27 2,898,700
4,900,000 g Inversiones CMPC S.A. 3 .000 04/06/31 4,101,471
675,000 g James Hardie International Finance DAC 5 .000 01/15/28 619,312
710,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 641,411
2,000,000 g Mineral Resources Ltd 8 .000 11/01/27 2,045,040
1,600,000 Mosaic Co 4 .875 11/15/41 1,356,076
3,390,000 e Newmont Corp 2 .600 07/15/32 2,698,818
2,900,000 g Nova Chemicals Corp 4 .875 06/01/24 2,805,739
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,440,159
1,920,000 g OCI NV 4 .625 10/15/25 1,819,333
1,600,000 g OCP S.A. 3 .750 06/23/31 1,340,122
2,000,000 Olin Corp 5 .125 09/15/27 1,890,000
2,000,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,727,500
480,000 Packaging Corp of America 3 .650 09/15/24 467,642
375,000 g PolyOne Corp 5 .750 05/15/25 365,625
1,750,000 e Sasol Financing USA LLC 4 .375 09/18/26 1,547,118
2,000,000 g Sociedad Quimica y Minera de Chile S.A. 4 .250 05/07/29 1,920,000
2,500,000 e,g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,838,594
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 2,013,424
5,000,000 Suzano Austria GmbH 3 .125 01/15/32 3,898,020
4,070,000 g Tronox, Inc 4 .625 03/15/29 3,383,187
3,675,000 g UltraTech Cement Ltd 2 .800 02/16/31 2,920,905
815,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 655,803
2,400,000 WRKCo, Inc 4 .900 03/15/29 2,304,201
3,950,000 WRKCo, Inc 3 .000 06/15/33 3,136,930
TOTAL MATERIALS 134,323,175
MEDIA & ENTERTAINMENT - 1 .8%
2,675,000 Activision Blizzard, Inc 3 .400 09/15/26 2,548,224
1,850,000 Activision Blizzard, Inc 1 .350 09/15/30 1,445,643

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 4,782,502 g Alfa Desarrollo S.p.A 4 .550% 09/27/51 $ 3,632,937
3,315,000 g Arches Buyer, Inc 4 .250 06/01/28 2,592,666
2,030,000 Baidu, Inc 1 .625 02/23/27 1,736,930
3,100,000 g BOC Aviation USA Corp 1 .625 04/29/24 2,942,446
1,575,000 g Cable Onda S.A. 4 .500 01/30/30 1,414,744
4,900,000 g CCO Holdings LLC 5 .125 05/01/27 4,567,143
2,500,000 g CCO Holdings LLC 4 .500 08/15/30 2,065,387
5,000,000 g CCO Holdings LLC 4 .250 02/01/31 4,010,575
7,750,000 Charter Communications Operating LLC 2 .800 04/01/31 6,033,435
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,203,783
2,400,000 Charter Communications Operating LLC 5 .125 07/01/49 1,814,789
15,750,000 Charter Communications Operating LLC 4 .800 03/01/50 11,433,698
9,680,000 Charter Communications Operating LLC 3 .700 04/01/51 5,886,096
3,700,000 Comcast Corp 4 .150 10/15/28 3,548,104
15,975,000 Comcast Corp 1 .500 02/15/31 12,438,145
4,525,000 Comcast Corp 3 .200 07/15/36 3,668,170
1,000,000 Comcast Corp 3 .900 03/01/38 861,765
21,258,000 Comcast Corp 2 .887 11/01/51 13,652,843
10,186,000 Comcast Corp 2 .937 11/01/56 6,299,280
4,100,000 g CSC Holdings LLC 5 .500 04/15/27 3,439,393
5,000,000 g CSC Holdings LLC 3 .375 02/15/31 3,260,676
1,225,000 g CT Trust 5 .125 02/03/32 1,075,663
985,000 g DIRECTV Holdings LLC 5 .875 08/15/27 881,240
760,000 Discovery Communications LLC 4 .875 04/01/43 567,944
1,450,000 DISH DBS Corp 5 .000 03/15/23 1,443,337
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,142,375
1,950,000 g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,218,703
2,375,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,069,480
5,500,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 4,095,009
2,985,000 Grupo Televisa SAB 6 .625 01/15/40 3,066,944
3,300,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 3,072,154
5,300,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 4,652,755
650,000 Lamar Media Corp 3 .750 02/15/28 581,819
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,836,354
1,000,000 Lamar Media Corp 4 .000 02/15/30 874,000
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,384,769
1,275,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,056,220
2,600,000 g Magallanes, Inc 4 .279 03/15/32 2,141,788
11,175,000 g Magallanes, Inc 5 .050 03/15/42 8,549,794
1,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 885,479
2,645,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,354,050
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,953,826
825,000 g News Corp 3 .875 05/15/29 715,597
800,000 Paramount Global 3 .375 02/15/28 709,952
1,100,000 g POSCO 4 .500 08/04/27 1,032,644
2,725,000 g Sirius XM Radio, Inc 4 .000 07/15/28 2,371,568
1,575,000 g Sirius XM Radio, Inc 4 .125 07/01/30 1,299,706
250,000 Time Warner Cable LLC 5 .875 11/15/40 217,807
1,275,000 g Univision Communications, Inc 4 .500 05/01/29 1,066,232
725,000 g Univision Communications, Inc 7 .375 06/30/30 692,883
2,000,000 g UPC Broadband Finco BV 4 .875 07/15/31 1,663,590
1,770,000 ViacomCBS, Inc 4 .375 03/15/43 1,218,832
200,000 ViacomCBS, Inc 5 .850 09/01/43 166,077
110,000 Walt Disney Co 7 .625 11/30/28 124,101
85,000 Walt Disney Co 6 .550 03/15/33 93,790
2,325,000 Weibo Corp 3 .375 07/08/30 1,806,246
TOTAL MEDIA & ENTERTAINMENT 161,579,600

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .9%
$ 1,550,000 AbbVie, Inc 2 .850% 05/14/23 $ 1,538,780
12,900,000 AbbVie, Inc 3 .800 03/15/25 12,572,463
16,975,000 AbbVie, Inc 4 .050 11/21/39 14,529,739
2,325,000 AstraZeneca Finance LLC 1 .200 05/28/26 2,069,973
1,050,000 AstraZeneca Finance LLC 2 .250 05/28/31 873,391
12,000,000 AstraZeneca plc 1 .375 08/06/30 9,480,315
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,362,960
2,040,000 g Avantor Funding, Inc 3 .875 11/01/29 1,713,090
3,150,000 Bristol-Myers Squibb Co 2 .350 11/13/40 2,165,732
3,050,000 Bristol-Myers Squibb Co 3 .550 03/15/42 2,475,527
1,065,000 Danaher Corp 2 .800 12/10/51 703,710
635,000 Gilead Sciences, Inc 4 .000 09/01/36 559,726
5,830,000 Gilead Sciences, Inc 2 .800 10/01/50 3,727,322
1,250,000 Johnson & Johnson 3 .400 01/15/38 1,060,957
2,250,000 Merck & Co, Inc 2 .750 12/10/51 1,503,313
4,075,000 Mylan, Inc 4 .550 04/15/28 3,769,697
2,500,000 g Organon Finance  LLC 4 .125 04/30/28 2,213,500
5,650,000 g Organon Finance  LLC 5 .125 04/30/31 4,892,223
11,155,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 9,105,261
1,000,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 733,857
1,544,000 Teva Pharmaceutical Finance Netherlands III BV 2 .800 07/21/23 1,509,260
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 3,060,750
695,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 628,210
2,940,000 Viatris, Inc 1 .650 06/22/25 2,662,736
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 84,912,492
REAL ESTATE - 2 .0%
6,850,000 Agree LP 2 .000 06/15/28 5,608,993
5,450,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 5,270,623
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 429,927
675,000 e Alexandria Real Estate Equities, Inc 3 .950 01/15/28 633,685
2,775,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 2,703,453
1,900,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 1,412,745
2,700,000 American Tower Corp 2 .950 01/15/25 2,575,142
600,000 American Tower Corp 3 .375 10/15/26 560,976
1,200,000 American Tower Corp 3 .600 01/15/28 1,102,896
5,370,000 American Tower Corp 1 .500 01/31/28 4,443,160
5,800,000 American Tower Corp 3 .800 08/15/29 5,261,605
6,950,000 American Tower Corp 2 .900 01/15/30 5,885,718
1,375,000 American Tower Corp 2 .100 06/15/30 1,088,376
890,000 American Tower Corp 1 .875 10/15/30 686,808
1,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,070,453
2,225,000 Brixmor Operating Partnership LP 3 .850 02/01/25 2,134,933
8,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 6,771,940
1,700,000 Brixmor Operating Partnership LP 2 .500 08/16/31 1,300,231
2,000,000 Camden Property Trust 4 .250 01/15/24 1,960,268
400,000 Crown Castle International Corp 3 .650 09/01/27 371,535
7,625,000 Crown Castle International Corp 2 .250 01/15/31 6,117,018
3,130,000 Crown Castle International Corp 2 .100 04/01/31 2,466,889
2,900,000 CubeSmart LP 2 .250 12/15/28 2,390,067
1,474,000 CubeSmart LP 2 .000 02/15/31 1,110,459
1,525,000 e Digital Realty Trust LP 3 .600 07/01/29 1,362,107
7,735,000 Essential Properties LP 2 .950 07/15/31 5,624,310
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,895,521
3,200,000 Essex Portfolio LP 3 .000 01/15/30 2,706,144
1,225,000 Federal Realty Investment Trust 1 .250 02/15/26 1,078,888
1,675,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,599,304
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,659,922
1,660,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,295,383
925,000 Healthcare Realty Holdings LP 2 .050 03/15/31 676,174

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 4,125,000 Healthcare Trust of America Holdings LP 3 .500% 08/01/26 $ 3,839,375
6,765,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 5,648,532
7,500,000 Highwoods Realty LP 3 .875 03/01/27 6,960,199
1,025,000 Highwoods Realty LP 4 .125 03/15/28 925,737
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,176,412
8,010,000 Highwoods Realty LP 3 .050 02/15/30 6,380,121
2,085,000 Highwoods Realty LP 2 .600 02/01/31 1,560,553
1,225,000 g Howard Hughes Corp 4 .125 02/01/29 1,025,938
835,000 Hudson Pacific Properties LP 3 .950 11/01/27 710,475
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,109,566
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,110,296
2,275,000 Life Storage LP 2 .400 10/15/31 1,750,156
1,200,000 Mid-America Apartments LP 4 .300 10/15/23 1,192,909
1,200,000 Mid-America Apartments LP 3 .750 06/15/24 1,175,079
1,050,000 Mid-America Apartments LP 4 .000 11/15/25 1,020,386
7,350,000 Mid-America Apartments LP 2 .750 03/15/30 6,249,779
6,200,000 Mid-America Apartments LP 1 .700 02/15/31 4,833,914
1,700,000 Mid-America Apartments LP 2 .875 09/15/51 1,083,457
625,000 National Retail Properties, Inc 4 .000 11/15/25 600,525
1,850,000 National Retail Properties, Inc 3 .600 12/15/26 1,725,505
1,075,000 ProLogis LP 2 .875 11/15/29 935,321
1,100,000 Regency Centers LP 3 .900 11/01/25 1,045,113
950,000 Regency Centers LP 3 .600 02/01/27 889,059
5,885,000 Regency Centers LP 2 .950 09/15/29 4,939,377
4,425,000 Retail Properties of America, Inc 4 .750 09/15/30 3,895,487
17,050,000 g SBA Tower Trust 2 .836 01/15/25 16,069,915
8,398,000 g SBA Tower Trust 1 .884 01/15/26 7,385,859
7,500,000 g SBA Tower Trust 1 .631 11/15/26 6,369,587
646,000 SITE Centers Corp 3 .625 02/01/25 609,690
2,000,000 SITE Centers Corp 4 .250 02/01/26 1,883,694
2,833,000 SITE Centers Corp 4 .700 06/01/27 2,657,792
475,000 Weingarten Realty Investors 4 .450 01/15/24 469,150
1,025,000 Weingarten Realty Investors 3 .850 06/01/25 985,824
700,000 Weingarten Realty Investors 3 .250 08/15/26 643,539
1,075,000 Weyerhaeuser Co 4 .000 03/09/52 811,196
TOTAL REAL ESTATE 184,925,170
RETAILING - 0 .5%
1,075,000 AmeriGas Partners LP 5 .875 08/20/26 1,020,937
2,670,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 2,249,849
755,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 621,138
980,000 AutoNation, Inc 1 .950 08/01/28 781,506
3,275,000 AutoZone, Inc 1 .650 01/15/31 2,540,890
300,000 Chevron USA, Inc 3 .900 11/15/24 294,882
2,200,000 Genuine Parts Co 2 .750 02/01/32 1,765,781
550,000 g Group 1 Automotive, Inc 4 .000 08/15/28 465,537
4,500,000 e,g JSM Global Sarl 4 .750 10/20/30 2,998,125
1,665,000 g Kia Corp 2 .375 02/14/25 1,544,683
925,000 g L Brands, Inc 6 .625 10/01/30 868,023
800,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 640,631
850,000 g Lithia Motors, Inc 4 .625 12/15/27 766,649
4,900,000 g Magic Mergeco, Inc 5 .250 05/01/28 3,942,200
437,000 g Myriad International Holdings BV 4 .850 07/06/27 412,651
4,215,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,047,866
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,049,810
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,981,365
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 7,395,396
1,425,000 g Prosus NV 4 .193 01/19/32 1,179,712
2,000,000 g Prosus NV 3 .832 02/08/51 1,208,336
4,950,000 g Staples, Inc 7 .500 04/15/26 4,260,366

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 550,000 g Superior Plus LP 4 .500% 03/15/29 $ 470,250
5,315,000 Target Corp 2 .350 02/15/30 4,511,584
2,575,000 g Volkswagen Group of America Finance LLC 1 .625 11/24/27 2,155,922
TOTAL RETAILING 50,174,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
3,920,000 g Broadcom, Inc 3 .419 04/15/33 3,142,694
1,718,000 g Broadcom, Inc 3 .187 11/15/36 1,234,019
15,542,000 g Broadcom, Inc 4 .926 05/15/37 13,558,301
260,000 e Intel Corp 3 .150 05/11/27 244,971
1,150,000 Intel Corp 3 .734 12/08/47 861,837
1,350,000 Lam Research Corp 3 .750 03/15/26 1,308,849
1,525,000 Lam Research Corp 4 .000 03/15/29 1,452,128
4,515,000 Lam Research Corp 1 .900 06/15/30 3,678,835
4,735,000 NVIDIA Corp 2 .000 06/15/31 3,792,378
1,650,000 g NXP BV 2 .700 05/01/25 1,553,032
2,650,000 NXP BV 3 .875 06/18/26 2,517,349
1,975,000 NXP BV 4 .400 06/01/27 1,892,827
1,200,000 NXP BV 3 .400 05/01/30 1,036,973
2,575,000 NXP BV 3 .125 02/15/42 1,745,315
4,300,000 g SK Hynix, Inc 1 .500 01/19/26 3,726,410
1,100,000 Texas Instruments, Inc 2 .625 05/15/24 1,069,744
1,100,000 Texas Instruments, Inc 4 .150 05/15/48 973,402
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 43,789,064
SOFTWARE & SERVICES - 0 .7%
11,405,000 Adobe, Inc 2 .300 02/01/30 9,724,689
265,000 g CA Magnum Holdings 5 .375 10/31/26 241,475
5,330,000 Fiserv, Inc 3 .500 07/01/29 4,801,894
900,000 g Gartner, Inc 3 .750 10/01/30 775,771
3,500,000 g HCL America, Inc 1 .375 03/10/26 3,094,736
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,195,652
3,700,000 Meta Platforms, Inc 4 .450 08/15/52 2,940,208
19,000,000 Microsoft Corp 2 .400 08/08/26 17,716,599
1,911,000 Microsoft Corp 2 .525 06/01/50 1,257,532
2,270,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,224,600
455,000 g Open Text Corp 6 .900 12/01/27 455,000
2,830,000 g Open Text Corp 3 .875 12/01/29 2,275,852
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 441,191
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,622,467
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 10,542,359
5,800,000 salesforce.com, Inc 2 .700 07/15/41 4,139,604
580,000 Visa, Inc 3 .150 12/14/25 559,162
3,400,000 Visa, Inc 2 .700 04/15/40 2,575,540
TOTAL SOFTWARE & SERVICES 67,584,331
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .7%
3,000,000 g Ahead DB Holdings LLC 6 .625 05/01/28 2,411,250
3,450,000 Amphenol Corp 2 .800 02/15/30 2,944,796
8,575,000 Apple, Inc 2 .450 08/04/26 7,952,304
19,975,000 Apple, Inc 2 .050 09/11/26 18,233,042
5,370,000 Apple, Inc 1 .650 02/08/31 4,322,357
1,100,000 Apple, Inc 4 .650 02/23/46 1,041,397
1,590,000 Apple, Inc 2 .650 02/08/51 1,048,569
1,865,000 Corning, Inc 4 .375 11/15/57 1,445,959
4,415,000 Dell International LLC 5 .300 10/01/29 4,317,879
11,625,000 g Imola Merger Corp 4 .750 05/15/29 10,086,008
6,000,000 g Lenovo Group Ltd 3 .421 11/02/30 4,758,013
975,000 g Sensata Technologies BV 4 .000 04/15/29 840,938

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 525,000 Tyco Electronics Group S.A. 3 .700% 02/15/26 $ 503,842
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 59,906,354
TELECOMMUNICATION SERVICES - 2 .2%
3,075,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,775,187
12,477,000 AT&T, Inc 2 .550 12/01/33 9,588,696
2,300,000 AT&T, Inc 4 .500 05/15/35 2,090,812
9,850,000 AT&T, Inc 3 .500 06/01/41 7,345,481
38,800,000 AT&T, Inc 3 .550 09/15/55 25,889,055
12,174,000 AT&T, Inc 3 .800 12/01/57 8,399,248
2,000,000 g Bharti Airtel Ltd 4 .375 06/10/25 1,942,998
4,250,000 g Bharti Airtel Ltd 3 .250 06/03/31 3,592,136
2,500,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,325,000
3,850,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 3,060,750
1,925,000 g Iliad Holding SASU 6 .500 10/15/26 1,785,349
1,675,000 e,g Millicom International Cellular S.A. 4 .500 04/27/31 1,408,873
2,500,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 2,494,388
500,000 Orange S.A. 5 .375 01/13/42 483,235
4,700,000 Telefonica Emisiones SAU 4 .103 03/08/27 4,459,230
5,000,000 Telefonica Emisiones SAU 5 .213 03/08/47 4,014,967
2,990,000 Telefonica Emisiones SAU 4 .895 03/06/48 2,297,920
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,457,570
800,000 T-Mobile USA, Inc 2 .250 02/15/26 727,713
23,850,000 T-Mobile USA, Inc 2 .625 02/15/29 20,189,759
19,910,000 T-Mobile USA, Inc 3 .875 04/15/30 18,034,772
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 899,671
1,150,000 T-Mobile USA, Inc 4 .500 04/15/50 945,458
4,545,000 T-Mobile USA, Inc 3 .300 02/15/51 3,033,072
1,375,000 Verizon Communications, Inc 1 .680 10/30/30 1,071,772
13,630,000 Verizon Communications, Inc 1 .750 01/20/31 10,574,677
36,400,000 Verizon Communications, Inc 2 .550 03/21/31 29,933,852
2,568,000 Verizon Communications, Inc 2 .355 03/15/32 2,035,659
22,600,000 Verizon Communications, Inc 2 .650 11/20/40 15,254,634
4,915,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 3,992,700
7,735,000 Vodafone Group plc 4 .375 02/19/43 6,192,234
5,800,000 Vodafone Group plc 4 .250 09/17/50 4,449,218
TOTAL TELECOMMUNICATION SERVICES 203,746,086
TRANSPORTATION - 0 .5%
1,000,000 g Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 875,138
800,000 g Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 702,218
2,300,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,686,172
4,500,000 g AerCap Global Aviation 6 .500 06/15/45 4,241,794
2,750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,910,766
6,375,000 Canadian Pacific Railway Co 2 .050 03/05/30 5,224,302
2,950,000 Canadian Pacific Railway Co 3 .100 12/02/51 1,983,262
1,000,000 CSX Corp 2 .600 11/01/26 920,556
625,000 CSX Corp 3 .250 06/01/27 583,910
700,000 CSX Corp 3 .800 03/01/28 667,605
9,715,000 CSX Corp 4 .250 03/15/29 9,344,687
1,500,000 g DP World Ltd 5 .625 09/25/48 1,404,285
5,000,000 g Mexico City Airport Trust 5 .500 07/31/47 3,850,000
3,000,000 Southwest Airlines Co 5 .125 06/15/27 2,962,099
5,200,000 Union Pacific Corp 2 .891 04/06/36 4,132,786
1,175,000 Union Pacific Corp 3 .839 03/20/60 907,666
TOTAL TRANSPORTATION 41,397,246
UTILITIES - 2 .9%
1,525,000 g Access Bank plc 6 .125 09/21/26 1,167,524
1,668,875 g Adani Transmission Ltd 4 .250 05/21/36 1,265,358

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 AEP Transmission Co LLC 3 .100% 12/01/26 $ 937,277
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 785,338
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,348,072
3,080,000 AEP Transmission Co LLC 2 .750 08/15/51 1,953,001
1,450,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,194,894
725,000 Alabama Power Co 4 .150 08/15/44 599,948
3,000,000 Alabama Power Co 3 .450 10/01/49 2,161,112
10,350,000 Alabama Power Co 3 .125 07/15/51 7,027,280
3,250,000 Ameren Corp 1 .750 03/15/28 2,744,700
1,925,000 Ameren Illinois Co 5 .900 12/01/52 2,090,280
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,525,794
3,075,000 American Water Capital Corp 2 .800 05/01/30 2,658,751
10,000,000 American Water Capital Corp 2 .300 06/01/31 8,201,859
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,088,177
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,109,061
675,000 American Water Capital Corp 3 .450 05/01/50 495,564
760,000 American Water Capital Corp 3 .250 06/01/51 541,775
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,328,731
375,000 Atmos Energy Corp 4 .125 10/15/44 307,671
2,050,000 Baltimore Gas & Electric Co 3 .750 08/15/47 1,580,908
4,535,000 g Becle SAB de C.V. 2 .500 10/14/31 3,523,695
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,579,416
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,524,141
1,075,000 Black Hills Corp 4 .250 11/30/23 1,068,947
850,000 Black Hills Corp 3 .150 01/15/27 786,080
760,000 Black Hills Corp 3 .875 10/15/49 535,824
1,200,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 1,034,129
660,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 673,423
1,125,000 CMS Energy Corp 3 .600 11/15/25 1,071,468
2,125,000 g Colbun S.A. 3 .150 01/19/32 1,790,185
3,000,000 g Comision Federal de Electricidad 3 .348 02/09/31 2,341,592
395,000 Commonwealth Edison Co 5 .900 03/15/36 411,682
9,470,000 Commonwealth Edison Co 3 .000 03/01/50 6,498,002
2,750,000 Commonwealth Edison Co 2 .750 09/01/51 1,759,814
1,425,000 Consumers Energy Co 2 .650 08/15/52 896,002
8,000,000 Consumers Energy Co 4 .200 09/01/52 6,844,381
6,300,000 Dominion Energy, Inc 3 .300 04/15/41 4,663,051
12,000,000 Dominion Energy, Inc 4 .350 N/A‡ 10,079,202
1,500,000 DTE Electric Co 3 .650 03/01/52 1,159,017
14,570,000 Duke Energy Corp 3 .300 06/15/41 10,599,802
3,125,000 Duke Energy Corp 3 .750 09/01/46 2,318,649
3,310,000 Duke Energy Progress LLC 2 .500 08/15/50 1,986,114
2,100,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 2,000,371
2,390,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,897,062
2,500,000 Enel Chile S.A. 4 .875 06/12/28 2,436,247
4,900,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 3,429,921
3,500,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 2,833,186
1,000,000 Entergy Arkansas LLC 2 .650 06/15/51 602,954
3,700,000 Entergy Corp 0 .900 09/15/25 3,294,897
2,600,000 g Equate Petrochemical BV 2 .625 04/28/28 2,262,072
900,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 787,754
2,525,000 Eversource Energy 1 .650 08/15/30 1,964,741
3,000,000 Eversource Energy 3 .450 01/15/50 2,176,129
1,225,000 Exelon Corp 4 .050 04/15/30 1,137,287
3,025,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 2,751,682
3,225,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 2,652,304
2,700,000 Florida Power & Light Co 3 .990 03/01/49 2,263,622
UGX 8,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 1,886,839
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 853,560
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 1,948,861

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 6,000,000 g Israel Electric Corp Ltd 4 .250% 08/14/28 $ 5,655,000
2,000,000 g Kallpa Generacion SA 4 .125 08/16/27 1,832,583
2,250,000 g Korea Electric Power Corp 4 .000 06/14/27 2,135,399
2,600,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,280,145
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 6,801,861
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,706,606
1,650,000 Nevada Power Co 2 .400 05/01/30 1,383,206
4,320,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 3,552,548
15,720,000 NiSource, Inc 1 .700 02/15/31 11,983,735
2,845,000 g NRG Energy, Inc 2 .450 12/02/27 2,357,238
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,173,338
2,000,000 NSTAR Electric Co 3 .200 05/15/27 1,875,762
850,000 NSTAR Electric Co 3 .950 04/01/30 799,037
2,175,000 Ohio Power Co 4 .150 04/01/48 1,764,523
2,175,000 Ohio Power Co 4 .000 06/01/49 1,715,240
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 174,152
2,940,000 PacifiCorp 2 .700 09/15/30 2,527,515
2,915,000 PacifiCorp 2 .900 06/15/52 1,902,880
350,000 g Pattern Energy Operations LP 4 .500 08/15/28 313,822
1,375,000 PECO Energy Co 3 .000 09/15/49 938,438
1,000,000 PECO Energy Co 2 .800 06/15/50 654,148
1,400,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 1,240,495
2,500,000 g Perusahaan Listrik Negara PT 3 .375 02/05/30 2,118,750
2,100,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 1,365,000
135,000 Potomac Electric Power Co 7 .900 12/15/38 162,470
2,050,000 g Promigas S.A. ESP 3 .750 10/16/29 1,667,632
8,425,000 Public Service Co of Colorado 1 .875 06/15/31 6,706,694
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 3,858,654
3,925,000 Public Service Electric & Gas Co 3 .150 01/01/50 2,744,592
2,825,000 Public Service Electric and Gas Co 4 .900 12/15/32 2,830,058
3,000,000 g Rumo Luxembourg Sarl 5 .250 01/10/28 2,838,750
3,215,000 g Saka Energi Indonesia PT 4 .450 05/05/24 3,067,859
4,000,000 Sempra Energy 4 .875 N/A‡ 3,698,720
1,750,000 Southern Co 4 .400 07/01/46 1,459,482
2,075,000 Southern Co Gas Capital Corp 3 .875 11/15/25 2,001,537
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 1,021,402
1,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 880,537
4,900,000 Southwestern Public Service Co 3 .400 08/15/46 3,533,971
1,700,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,453,908
4,000,000 g TerraForm Power Operating LLC 4 .750 01/15/30 3,479,994
1,569,573 g UEP Penonome II S.A. 6 .500 10/01/38 1,147,750
1,025,000 Virginia Electric & Power Co 2 .950 11/15/26 955,175
1,050,000 Virginia Electric & Power Co 3 .500 03/15/27 992,288
6,000,000 Virginia Electric & Power Co 3 .800 04/01/28 5,652,523
1,000,000 Wisconsin Power & Light Co 4 .100 10/15/44 774,124
470,000 Xcel Energy, Inc 4 .800 09/15/41 410,639
TOTAL UTILITIES 260,027,360
TOTAL CORPORATE BONDS 3,214,482,127
(Cost $3,782,344,699)
GOVERNMENT BONDS - 45 .0%
AGENCY SECURITIES - 0 .1%
2,879,000 Canal Barge Co, Inc 4 .500 11/12/34 2,822,603
4,875,000 Overseas Private Investment Corp (OPIC) 3 .520 09/20/32 4,628,622
TOTAL AGENCY SECURITIES 7,451,225
FOREIGN GOVERNMENT BONDS - 2 .0%
1,500,000 g Abu Dhabi Government International Bond 2 .500 09/30/29 1,346,391
975,000 g African Export-Import Bank 2 .634 05/17/26 877,105

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 3,125,000 g Angolan Government International Bond 8 .750% 04/14/32 $ 2,703,841
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,297,169
INR 140,000,000 Asian Development Bank 6 .200 10/06/26 1,641,146
4,465,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 3,790,919
EUR 2,100,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,691,279
628,900 g Barbados Government International Bond 6 .500 10/01/29 582,991
750,000 g Bermuda Government International Bond 4 .750 02/15/29 746,572
3,000,000 g BNG Bank NV 3 .000 09/20/23 2,958,235
1,245,000 g Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 1,208,584
2,000,000 Brazilian Government International Bond 4 .750 01/14/50 1,398,882
5,950,000 e Chile Government International Bond 2 .550 01/27/32 4,868,153
990,000 Chile Government International Bond 3 .100 05/07/41 711,154
CNY 16,600,000 China Government Bond 2 .880 11/05/23 2,402,014
CNY 5,000,000 China Government Bond 3 .270 11/19/30 742,468
CNY 3,300,000 China Government Bond 3 .810 09/14/50 521,115
4,275,000 Colombia Government International Bond 3 .250 04/22/32 3,108,769
1,300,000 Colombia Government International Bond 5 .000 06/15/45 884,398
3,460,000 g Costa Rica Government International Bond 5 .625 04/30/43 2,829,749
1,750,000 g Development Bank of Japan, Inc 0 .500 03/04/24 1,661,196
DOP 90,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 1,532,238
DOP 120,000,000 g Dominican Republic Government International Bond 12 .000 03/05/32 2,073,890
2,250,000 g Dominican Republic Government International Bond 4 .875 09/23/32 1,867,637
3,725,000 g Dominican Republic Government International Bond 6 .500 02/15/48 3,063,894
1,295,000 g Dominican Republic International Bond 5 .500 02/22/29 1,191,544
990,000 g Dominican Republic International Bond 5 .300 01/21/41 763,907
143,196 g Ecuador Government International Bond 0 .000 07/31/30 55,926
857,325 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 550,890
956,102 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 439,556
1,150,000 g Egypt Government International Bond 7 .600 03/01/29 933,690
EUR 3,000,000 g Egypt Government International Bond 5 .625 04/16/30 2,219,427
1,500,000 g Egypt Government International Bond 7 .053 01/15/32 1,094,421
1,050,000 g Egypt Government International Bond 8 .500 01/31/47 697,935
1,875,000 g Egypt Government International Bond 8 .875 05/29/50 1,263,615
450,000 g El Salvador Government International Bond 6 .375 01/18/27 196,875
1,200,000 g El Salvador Government International Bond 7 .625 02/01/41 463,586
1,070,000 g El Salvador Government International Bond 7 .125 01/20/50 412,898
395,000 European Investment Bank 4 .875 02/15/36 419,992
4,400,000 g Export-Import Bank of India 3 .875 02/01/28 4,067,760
1,900,000 g Export-Import Bank of India 2 .250 01/13/31 1,491,007
2,200,000 Export-Import Bank of Korea 0 .750 09/21/25 1,965,090
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,469,826
950,000 †,g Ghana Government International Bond 8 .125 03/26/32 339,957
1,500,000 †,g Ghana Government International Bond 8 .627 06/16/49 517,500
1,700,000 g Guatemala Government Bond 3 .700 10/07/33 1,399,447
245,000 g Guatemala Government Bond 6 .125 06/01/50 230,242
EUR 1,750,000 g Hellenic Republic Government International Bond 1 .875 07/23/26 1,756,543
1,350,000 g Honduras Government International Bond 6 .250 01/19/27 1,187,753
875,000 g Hungary Government International Bond 5 .250 06/16/29 836,127
575,000 g Hungary Government International Bond 2 .125 09/22/31 427,180
500,000 Indonesia Government International Bond 3 .550 03/31/32 452,018
IDR 28,000,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,815,741
IDR 25,500,000,000 Indonesia Treasury Bond 7 .500 08/15/32 1,693,492
1,601,875 g Iraq Government International Bond 5 .800 01/15/28 1,474,600
EUR 125,000 g Ivory Coast Government International Bond 4 .875 01/30/32 105,655
770,000 g Ivory Coast Government International Bond 6 .125 06/15/33 684,301
1,097,154 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 1,035,214
710,000 Jamaica Government International Bond 6 .750 04/28/28 751,047
3,050,000 Jamaica Government International Bond 7 .875 07/28/45 3,428,032
1,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 1,465,142

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,750,000 g Jordan Government International Bond 4 .950% 07/07/25 $ 1,674,255
2,060,000 g Jordan Government International Bond 5 .850 07/07/30 1,847,718
1,375,000 g Kenya Government International Bond 7 .000 05/22/27 1,227,524
1,000,000 g Kenya Government International Bond 8 .000 05/22/32 851,829
1,490,000 g Kenya Government International Bond 6 .300 01/23/34 1,146,733
2,000,000 g Kommunalbanken AS. 1 .125 06/14/30 1,603,529
3,175,000 g Korea Electric Power Corp 1 .125 06/15/25 2,875,978
3,000,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,642,080
MYR 7,600,000 Malaysia Government Bond 3 .828 07/05/34 1,670,285
MXN 27,200,000 Mexican Bonos 5 .750 03/05/26 1,262,536
MXN 24,500,000 Mexican Bonos 8 .500 11/18/38 1,189,551
900,000 e Mexico Government International Bond 3 .250 04/16/30 784,034
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,321,204
4,000,000 Mexico Government International Bond 4 .280 08/14/41 3,084,089
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,633,315
500,000 g Mongolia Government International Bond 5 .125 04/07/26 427,878
1,710,000 g Mongolia Government International Bond 4 .450 07/07/31 1,319,787
1,760,000 g Morocco Government International Bond 3 .000 12/15/32 1,403,825
2,825,000 g Morocco Government International Bond 5 .500 12/11/42 2,418,817
525,000 g Morocco Government International Bond 4 .000 12/15/50 359,454
2,500,000 g Namibia Government International Bond 5 .250 10/29/25 2,337,213
425,000 g Nigeria Government International Bond 6 .500 11/28/27 342,168
1,000,000 g Nigeria Government International Bond 8 .375 03/24/29 827,633
345,000 g Nigeria Government International Bond 7 .875 02/16/32 259,419
400,000 g Oman Government International Bond 6 .750 10/28/27 414,592
2,090,000 g Oman Government International Bond 6 .000 08/01/29 2,096,993
1,500,000 g Oman Government International Bond 6 .250 01/25/31 1,510,660
400,000 g Oman Sovereign Sukuk Co 4 .875 06/15/30 388,312
550,000 g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 286,759
970,000 g Pakistan Government International Bond 6 .875 12/05/27 373,450
2,645,000 Panama Bonos del Tesoro 3 .362 06/30/31 2,129,225
3,225,000 Panama Notas del Tesoro 3 .750 04/17/26 3,033,145
475,000 g Paraguay Government International Bond 4 .700 03/27/27 466,459
1,275,000 g Paraguay Government International Bond 5 .400 03/30/50 1,098,661
1,435,000 g Perusahaan Penerbit SBSN Indonesia III 2 .550 06/09/31 1,214,727
1,200,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,180,724
1,315,000 Peruvian Government International Bond 3 .000 01/15/34 1,035,764
1,320,000 Philippine Government International Bond 4 .200 03/29/47 1,124,195
620,000 Province of Quebec Canada 7 .500 09/15/29 728,226
2,300,000 g Qatar Government International Bond 4 .400 04/16/50 2,107,580
475,000 g Republic of Azerbaijan Government International Bond 5 .125 09/01/29 447,476
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,533,668
2,200,000 g Republic of Paraguay 6 .100 08/11/44 2,113,738
UZS 7,990,000,000 g Republic of Uzbekistan Bond 14 .500 11/25/23 688,654
410,000 g Republic of Uzbekistan Government International Bond 5 .375 02/20/29 379,871
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,100,916
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 633,794
2,000,000 g Romanian Government International Bond 3 .000 02/14/31 1,575,724
1,425,000 g Romanian Government International Bond 4 .000 02/14/51 941,487
3,825,000 g Rwanda International Government Bond 5 .500 08/09/31 2,893,414
2,900,000 g Saudi Government International Bond 4 .500 04/17/30 2,878,708
2,810,000 g Saudi Government International Bond 3 .750 01/21/55 2,221,271
1,225,000 g Serbia International Bond 2 .125 12/01/30 880,547
RSD 290,000,000 Serbia Treasury Bonds 5 .875 02/08/28 2,518,692
2,000,000 South Africa Government International Bond 5 .875 09/16/25 2,002,675
ZAR 22,300,000 South Africa Government International Bond 7 .000 02/28/31 1,058,886
ZAR 23,400,000 South Africa Government International Bond 8 .750 01/31/44 1,073,994
2,895,000 e South Africa Government International Bond 5 .375 07/24/44 2,172,988
2,900,000 g Southern Gas Corridor CJSC 6 .875 03/24/26 2,976,977
1,110,000 State of Israel 3 .800 05/13/60 862,518

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
THB 24,600,000 Thailand Government International Bond 2 .875% 12/17/28 $ 740,334
THB 24,500,000 Thailand Government International Bond 3 .300 06/17/38 712,011
$ 3,000,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,732,387
1,225,000 g Ukraine Government International Bond 9 .750 11/01/30 245,563
EUR 850,000 g Ukraine Government International Bond 4 .375 01/27/32 142,873
150,000 Uruguay Government International Bond 4 .375 01/23/31 148,992
575,000 Uruguay Government International Bond 4 .125 11/20/45 529,493
1,200,000 †,g Zambia Government International Bond 8 .500 04/14/24 540,000
TOTAL FOREIGN GOVERNMENT BONDS 184,255,702
MORTGAGE BACKED - 20 .5%
5,725,000 g,i Connecticut Avenue Securities Trust 5 .828 12/25/41 5,445,059
5,000,000 g,i Connecticut Avenue Securities Trust 8 .428 01/25/42 4,747,284
5,012,600 g,i Connecticut Avenue Securities Trust 6 .349 03/25/42 5,227,911
13,140,000 g,i Connecticut Avenue Securities Trust 7 .028 03/25/42 13,109,323
25,430,000 g,i Connecticut Avenue Securities Trust 7 .778 05/25/42 25,993,168
17,765,000 g,i Connecticut Avenue Securities Trust 8 .594 06/25/42 18,647,064
13,323,821 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 13,236,130
2,052,996 i FHLMC LIBOR 1 M + 5.920% 1 .602 03/15/44 180,169
3,261,473 i FHLMC LIBOR 1 M + 9.920% 3 .011 06/15/48 3,047,948
3,499,230 i FHLMC LIBOR 1 M + 9.840% 2 .931 10/15/48 3,184,201
11,709,744 FHLMC 2 .000 09/25/50 1,378,817
22,877,920 FHLMC 2 .500 02/25/51 3,617,997
6,081,833 FHLMC 3 .000 09/01/51 5,472,469
25,424,767 FHLMC 3 .000 11/01/51 22,691,378
4,557,181 FHLMC 3 .000 11/01/51 4,050,794
3,661,691 FHLMC 3 .000 11/01/51 3,268,023
2,417,824 FHLMC 3 .000 11/01/51 2,166,676
35,615,690 FHLMC 2 .000 02/01/52 29,189,606
30,086,976 FHLMC 2 .500 02/01/52 25,650,603
31,492,852 FHLMC 2 .500 03/01/52 26,849,022
4,520,999 FHLMC 3 .000 04/01/52 3,987,854
953,041 FHLMC 3 .500 06/01/52 869,828
26,784,178 FHLMC 4 .500 06/01/52 25,781,305
25,722,639 FHLMC 4 .500 07/01/52 24,760,088
2,897,818 FHLMC 4 .000 08/25/52 2,478,752
222 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 223
6,543 FGLMC 8 .000 09/01/31 6,733
61,225 FGLMC 7 .000 12/01/31 62,674
36,052 FGLMC 4 .500 07/01/33 35,592
265,760 FGLMC 7 .000 12/01/33 276,049
83,628 FGLMC 4 .500 04/01/35 82,594
72,693 FGLMC 7 .000 05/01/35 74,815
1,441,342 FGLMC 5 .000 06/01/36 1,473,583
55,002 FGLMC 5 .000 07/01/39 55,789
1,251,140 FGLMC 5 .000 08/01/44 1,278,382
68,053 FGLMC 4 .500 11/01/44 66,930
107,021 FGLMC 4 .500 11/01/44 105,288
65,230 FGLMC 4 .500 12/01/44 64,084
89,260 FGLMC 4 .500 12/01/44 87,788
561,414 FGLMC 3 .500 04/01/45 524,097
11,614,691 FGLMC 3 .500 08/01/45 10,831,485
12,409,931 FGLMC 3 .500 10/01/45 11,565,164
4,275,066 FGLMC 4 .500 06/01/47 4,236,321
3,214,133 FGLMC 4 .000 09/01/47 3,074,479
3,749,625 FGLMC 3 .500 12/01/47 3,488,304
8,836,154 FGLMC 4 .500 08/01/48 8,735,983
37 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 38
83 FNMA 7 .500 01/01/29 84
720 FNMA 7 .500 03/01/31 754

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 822,726 FNMA 3 .500% 05/01/32 $ 803,437
2,223,304 FNMA 3 .000 10/01/32 2,115,766
572,538 FNMA 3 .500 11/01/32 550,616
523,841 FNMA 5 .000 05/01/35 534,955
405,611 FNMA 5 .000 10/01/35 414,219
211,051 FNMA 5 .000 02/01/36 215,141
5,763,472 FNMA 3 .500 09/01/37 5,515,500
11,003,880 FNMA 3 .500 10/01/37 10,526,756
27,103,550 FNMA 4 .000 11/01/37 26,452,124
286,126 FNMA 5 .500 11/01/38 296,712
168,822 FNMA 5 .500 03/01/39 174,507
3,105,347 FNMA 3 .000 10/01/39 2,816,207
1,445,512 FNMA 3 .000 05/01/40 1,312,314
324,828 FNMA 5 .000 09/01/40 328,930
195,264 FNMA 4 .000 02/01/41 187,521
382,757 FNMA 5 .000 05/01/41 387,592
23,287,221 FNMA 2 .000 03/01/42 19,629,309
5,232,624 FNMA 4 .000 09/01/42 5,013,576
666,447 FNMA 3 .500 04/01/43 623,324
582,667 FNMA 3 .500 09/01/43 546,316
2,575,852 i FNMA LIBOR 1 M + 5.950% 1 .561 09/25/43 256,145
1,853,974 FNMA 4 .500 03/01/44 1,837,901
495,727 FNMA 4 .500 06/01/44 486,994
2,213,049 FNMA 4 .500 06/01/44 2,171,770
417,026 FNMA 3 .500 07/01/44 390,378
1,260,647 FNMA 4 .500 08/01/44 1,237,148
1,782,566 FNMA 4 .500 10/01/44 1,751,637
1,247,576 FNMA 4 .500 11/01/44 1,224,397
1,165,517 FNMA 5 .000 11/01/44 1,184,404
352,178 FNMA 4 .500 12/01/44 345,999
1,175,765 FNMA 4 .000 01/01/45 1,123,424
1,397,644 FNMA 3 .500 05/01/45 1,306,159
2,816,637 FNMA 3 .500 01/01/46 2,618,505
1,212,259 FNMA 4 .000 04/01/46 1,158,567
2,099,766 FNMA 3 .500 06/01/46 1,949,904
4,558,507 FNMA 3 .500 07/01/46 4,233,637
9,810,829 FNMA 3 .500 07/01/46 9,179,747
1,538,904 FNMA 3 .000 10/01/46 1,362,817
1,339,256 FNMA 3 .500 10/01/46 1,243,254
2,153,668 FNMA 4 .500 05/01/47 2,135,003
705,984 FNMA 3 .000 11/01/47 625,198
4,830,536 FNMA 3 .500 11/01/47 4,512,797
6,592,785 FNMA 3 .500 01/01/48 6,128,697
2,514,790 FNMA 4 .500 01/01/48 2,476,245
1,032,959 FNMA 4 .500 02/01/48 1,018,301
4,111,711 FNMA 4 .500 03/01/48 4,051,033
1,798,258 FNMA 4 .500 05/01/48 1,773,757
1,254,294 FNMA 4 .500 05/01/48 1,237,205
2,554,754 FNMA 4 .000 06/01/48 2,441,086
1,863,308 FNMA 5 .000 08/01/48 1,875,486
22,595 FNMA 3 .000 05/01/49 19,670
228,989 FNMA 3 .000 06/01/49 199,354
3,272,474 FNMA 4 .500 06/01/49 3,206,646
17,531,729 FNMA 3 .000 07/01/50 15,613,063
6,945,035 FNMA 2 .000 08/25/50 981,594
19,980,712 FNMA 2 .500 11/25/50 2,907,238
9,787,938 FNMA 3 .000 12/25/50 1,540,999
6,737,694 FNMA 3 .000 02/25/51 1,376,216
75,664,801 FNMA 2 .000 04/01/51 61,780,872
6,703,369 FNMA 3 .500 08/01/51 6,172,152

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,817,779 FNMA 3 .000% 09/01/51 $ 4,285,439
10,579,311 FNMA 2 .500 11/25/51 1,434,362
4,695,996 FNMA 2 .000 01/01/52 3,874,424
1,390,677 FNMA 3 .000 01/01/52 1,228,196
33,817,822 FNMA 2 .000 02/01/52 27,623,419
28,122,836 FNMA 2 .500 02/01/52 23,975,852
34,897,679 FNMA 2 .500 02/01/52 29,751,931
1,133,711 FNMA 2 .500 02/01/52 965,311
11,148,048 FNMA 3 .500 02/01/52 10,225,178
15,352,908 FNMA 2 .000 03/01/52 12,569,601
2,458,899 FNMA 2 .000 03/01/52 2,008,116
5,400,730 FNMA 3 .000 04/01/52 4,762,583
7,157,830 FNMA 3 .000 04/01/52 6,312,038
75,655,593 FNMA 3 .000 04/01/52 66,733,794
36,460,124 FNMA 3 .000 04/01/52 32,145,431
33,396,406 FNMA 3 .000 04/01/52 29,451,284
2,088,265 FNMA 3 .500 04/01/52 1,897,793
27,098,072 FNMA 3 .500 05/01/52 24,626,671
10,359,247 FNMA 3 .500 05/01/52 9,411,600
40,201,212 FNMA 4 .000 05/01/52 37,727,015
25,248,599 FNMA 3 .500 06/01/52 23,014,471
36,394,577 FNMA 4 .000 06/01/52 34,139,569
13,317,208 FNMA 4 .500 06/01/52 12,817,027
9,834,731 FNMA 3 .500 07/01/52 8,937,713
78,221,402 FNMA 4 .000 07/01/52 73,398,903
21,522,702 FNMA 4 .000 07/01/52 20,189,120
4,643,752 FNMA 4 .500 07/01/52 4,473,314
11,964,588 FNMA 4 .500 07/01/52 11,518,130
17,530,026 FNMA 4 .500 07/01/52 16,874,527
61,415,112 FNMA 5 .000 08/01/52 60,565,786
4,585,010 FNMA 4 .500 08/25/52 4,047,997
37,719,305 h FNMA 4 .000 09/01/52 35,382,105
134,272,804 h FNMA 4 .500 09/01/52 129,248,450
18,455,737 FNMA 5 .000 09/01/52 18,200,508
3,491,164 FNMA 4 .000 09/25/52 3,055,768
4,144,807 FNMA 4 .000 09/25/52 3,684,835
37,538,427 FNMA 4 .000 10/01/52 35,212,461
29,465,923 FNMA 5 .000 10/01/52 29,058,431
3,337,264 FNMA 4 .500 10/25/52 3,172,347
3,807,515 FNMA 4 .500 10/25/52 3,636,500
6,061,993 FNMA 5 .500 11/25/52 6,004,635
21,085,712 FNMA 5 .500 12/01/52 21,142,309
380,000 g,i Freddie Mac STACR REMIC Trust 5 .428 10/25/41 361,463
4,890,000 g,i Freddie Mac STACR REMIC Trust 7 .328 10/25/41 4,572,554
3,849,000 g,i Freddie Mac STACR REMIC Trust 7 .428 03/25/42 3,822,576
24,295,000 g,i Freddie Mac STACR REMIC Trust 7 .278 05/25/42 24,458,469
2,500,000 g,i Freddie Mac STACR REMIC Trust 7 .478 08/25/42 2,483,038
13,150,000 g,i Freddie Mac STACR REMIC Trust 7 .628 09/25/42 13,428,530
2,697,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .228 08/25/33 2,668,272
7,070,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .647 11/25/41 6,588,838
24,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .328 02/25/42 23,956,939
26,700,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 8 .428 06/25/42 27,955,535
12,135,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 7 .928 07/25/42 12,248,021
25,492 Government National Mortgage Association (GNMA) 6 .500 11/20/38 26,937
227,829 GNMA 5 .000 06/15/39 231,877
11,563,805 GNMA 2 .500 12/20/43 10,359,970
883,467 GNMA 4 .500 12/20/45 868,121
1,742,571 GNMA 4 .000 06/20/46 240,757
6,770,523 i GNMA LIBOR 1 M + 6.100% 1 .747 03/20/50 788,335
6,321,997 GNMA 2 .500 02/20/52 5,235,686

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 11,350,495 GNMA 2 .500% 05/20/52 $ 9,833,534
76,203,741 GNMA 3 .000 05/20/52 67,854,149
44,279,090 GNMA 3 .500 07/20/52 40,685,984
4,982,213 GNMA 4 .000 07/20/52 4,223,068
10,867,224 GNMA 4 .000 08/20/52 10,284,133
12,246,964 GNMA 4 .000 09/20/52 11,589,834
7,757,858 GNMA 4 .500 09/20/52 7,017,767
6,765,545 GNMA 4 .500 09/20/52 6,333,444
5,632,898 GNMA 4 .500 09/20/52 5,280,200
10,771,589 h GNMA 5 .000 11/20/52 10,676,141
8,855,033 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 6,808,799
9,129,472 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 7,876,147
8,677,408 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 7,479,867
8,447,350 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 6,817,447
2,496,645 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 1,888,684
7,216,859 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 5,995,112
5,023,880 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 4,210,917
6,413,538 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 5,128,142
13,372,271 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 10,348,788
23,034,924 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 19,669,603
14,628,000 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 11,951,263
8,730,787 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 6,969,012
5,627,712 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 4,499,810
TOTAL MORTGAGE BACKED 1,859,241,630
MUNICIPAL BONDS - 1 .4%
4,145,000 Alabama Economic Settlement Authority 3 .163 09/15/25 4,012,950
990,000 Chicago Housing Authority 3 .682 01/01/25 963,292
380,000 City & County of San Francisco CA Community Facilities
District
3 .028 09/01/23 376,027
550,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 486,650
4,945,000 City of New York NY 3 .200 12/01/26 4,656,695
2,215,000 Commonwealth Financing Authority 3 .864 06/01/38 1,946,937
2,500,000 County of Miami-Dade FL Aviation Revenue 3 .285 10/01/23 2,474,154
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .504 10/01/24 3,358,516
2,250,000 County of Miami-Dade FL Aviation Revenue 3 .405 10/01/24 2,192,448
3,500,000 County of Miami-Dade FL Aviation Revenue 2 .604 10/01/25 3,292,666
2,380,000 County of Miami-Dade FL Aviation Revenue 3 .505 10/01/25 2,293,341
2,500,000 County of Miami-Dade FL Aviation Revenue 2 .704 10/01/26 2,309,779
2,000,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 1,871,117
3,750,000 County of Miami-Dade FL Aviation Revenue 3 .612 10/01/26 3,579,615
470,000 County of Miami-Dade FL Aviation Revenue 4 .280 10/01/41 415,999
4,265,000 Denver City & County School District No. 1 3 .598 12/15/27 4,025,629
4,805,000 Los Angeles County Redevelopment Refunding Authority
Redev Agency Successor Agy
3 .375 09/01/35 3,985,173
6,650,000 Michigan Finance Authority 2 .988 09/01/49 6,446,953
3,400,000 New Jersey Economic Development Authority 7 .425 02/15/29 3,664,203
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,520,641
810,000 Oklahoma City Economic Development Trust 3 .440 09/01/24 791,156
2,000,000 Port of Seattle WA 3 .471 05/01/31 1,778,750
1,625,000 Port of Seattle WA 3 .571 05/01/32 1,436,816
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
2 .037 05/15/23 990,965
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
2 .259 05/15/24 967,671
1,250,000 Regents of the University of California Medical Center
Pooled Revenue
2 .359 05/15/25 1,185,905
1,785,000 Regents of the University of California Medical Center
Pooled Revenue
2 .459 05/15/26 1,661,143

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,600,000 Regents of the University of California Medical Center
Pooled Revenue
2 .559% 05/15/27 $ 1,462,590
3,980,000 Rhode Island Convention Center Authority 3 .195 05/15/26 3,752,542
6,365,000 San Jose Redevelopment Agency 3 .375 08/01/34 5,584,881
660,000 Santa Ana Community Redevelopment Agency
Successor Agency
3 .567 09/01/23 654,619
13,060,000 State of California 4 .600 04/01/38 12,318,730
21,060,000 State of Illinois 5 .100 06/01/33 20,234,699
9,900,000 State of Wisconsin 3 .154 05/01/27 9,257,344
1,763,000 State Public School Building Authority 5 .000 09/15/27 1,767,328
7,500,000 Texas A&M University 3 .993 05/15/37 6,708,685
2,000,000 University of California 2 .439 05/15/24 1,940,038
2,000,000 University of California 2 .589 05/15/25 1,899,902
TOTAL MUNICIPAL BONDS 130,266,549
U.S. TREASURY SECURITIES - 21 .0%
1,900,000 United States Treasury Bond 4 .750 02/15/37 2,075,602
10,875,000 United States Treasury Bond 3 .500 02/15/39 10,214,429
16,015,000 United States Treasury Bond 3 .875 08/15/40 15,622,132
12,000,000 United States Treasury Bond 3 .125 11/15/41 10,369,219
1,380,000 United States Treasury Bond 2 .500 05/15/46 1,029,448
10,450,000 United States Treasury Bond 3 .000 05/15/47 8,548,590
1,255,000 United States Treasury Bond 2 .750 08/15/47 979,145
42,835,000 United States Treasury Bond 2 .750 11/15/47 33,412,973
55,445,000 United States Treasury Bond 3 .000 02/15/48 45,445,408
510,000 United States Treasury Bond 3 .125 05/15/48 428,619
45,841,000 United States Treasury Bond 3 .375 11/15/48 40,436,776
21,738,864 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 21,139,594
1,000,000 United States Treasury Note 0 .125 05/31/23 982,148
25,000,000 United States Treasury Note 0 .125 08/31/23 24,245,117
230,000,000 United States Treasury Note 0 .250 03/15/24 218,041,796
21,300,000 United States Treasury Note 2 .500 04/30/24 20,694,281
795,000 United States Treasury Note 2 .500 05/31/24 771,305
7,955,000 United States Treasury Note 3 .250 08/31/24 7,789,064
75,000,000 United States Treasury Note 4 .250 09/30/24 74,616,211
17,400,000 United States Treasury Note 4 .250 12/31/24 17,339,508
1,875,000 United States Treasury Note 2 .875 06/15/25 1,812,232
34,690,000 United States Treasury Note 4 .000 12/15/25 34,467,767
8,150,000 United States Treasury Note 0 .875 09/30/26 7,236,627
175,570,000 United States Treasury Note 1 .250 12/31/26 157,224,306
27,500,000 United States Treasury Note 3 .875 12/31/27 27,341,016
675,000 United States Treasury Note 1 .000 07/31/28 573,776
218,000 United States Treasury Note 1 .125 08/31/28 186,135
6,300,000 United States Treasury Note 1 .375 10/31/28 5,437,934
7,290,000 United States Treasury Note 3 .250 06/30/29 6,976,188
141,050,000 United States Treasury Note 4 .000 10/31/29 141,094,078
25,000,000 United States Treasury Note 3 .875 12/31/29 24,875,000
6,775,000 United States Treasury Note 1 .250 08/15/31 5,493,572
252,713,400 United States Treasury Note 4 .125 11/15/32 257,886,127
2,850,000 United States Treasury Note 1 .875 02/15/41 2,014,371
4,507,000 United States Treasury Note 1 .750 08/15/41 3,084,302
33,830,000 United States Treasury Note 2 .000 11/15/41 24,155,413
370,024,100 United States Treasury Note 2 .375 02/15/42 282,519,180
4,115,000 United States Treasury Note 3 .250 05/15/42 3,607,698
12,000,000 United States Treasury Note 3 .375 08/15/42 10,725,000
84,192,000 e United States Treasury Note 4 .000 11/15/42 82,429,230
215,177,000 United States Treasury Note 2 .250 02/15/52 149,632,067

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 147,010,000 United States Treasury Note 3 .000% 08/15/52 $ 121,122,458
TOTAL U.S. TREASURY SECURITIES 1,904,075,842
TOTAL GOVERNMENT BONDS 4,085,290,948
(Cost $4,416,370,741)
STRUCTURED ASSETS - 16 .0%
ASSET BACKED - 6 .2%
4,000,000 g,i AGL CLO 19 Ltd 4 .908 07/21/35 3,946,196
Series - 2022 19A (Class B1)
3,375,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 5 .729 01/17/35 3,251,644
Series - 2021 16A (Class B)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.050% 5 .293 04/20/34 9,741,290
Series - 2017 AA (Class AR)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.500% 5 .743 04/20/34 9,578,240
Series - 2017 AA (Class BR)
1,000,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 936,046
Series - 2020 2 (Class D)
17,000,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 15,210,735
Series - 2021 1 (Class D)
2,000,000 g AMSR Trust 3 .148 01/19/39 1,769,930
Series - 2019 SFR1 (Class C)
1,865,000 g AMSR Trust 3 .247 01/19/39 1,639,443
Series - 2019 SFR1 (Class D)
7,776,782 g Apollo aviation securitization 2 .798 01/15/47 6,259,335
Series - 2021 2A (Class A)
2,722,500 g Applebee's Funding LLC 4 .194 06/05/49 2,675,096
Series - 2019 1A (Class A2I)
55,677 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,181,200 g Avis Budget Rental Car Funding AESOP LLC 2 .020 02/20/27 1,070,439
Series - 2020 2A (Class A)
6,800,000 g Avis Budget Rental Car Funding AESOP LLC 1 .630 08/20/27 5,742,330
Series - 2021 1A (Class B)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,576,862
Series - 2021 1A (Class C)
1,500,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.750% 9 .090 12/23/24 1,275,000
Series - 2020 A (Class A)
967,962 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 909,092
Series - 2019 A (Class A)
1,618,638 g British Airways Pass Through Trust 3 .800 09/20/31 1,458,647
Series - 2018 1 (Class AA)
5,403,527 g Capital Automotive REIT 2 .690 02/15/50 5,036,510
Series - 2020 1A (Class A1)
3,885,644 g Capital Automotive REIT 1 .440 08/15/51 3,328,437
Series - 2021 1A (Class A1)
8,387,750 g Capital Automotive REIT 1 .920 08/15/51 7,196,423
Series - 2021 1A (Class A3)
1,440,000 CarMax Auto Owner Trust 1 .280 07/15/27 1,281,938
Series - 2021 1 (Class D)
5,782,000 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 4,886,839
Series - 2020 1A (Class A1)
9,900,000 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 8,632,078
Series - 2020 1A (Class A3)
2,500,000 Carvana Auto Receivables Trust 1 .270 03/10/28 2,364,624
Series - 2021 N2 (Class D)
9,150,000 Carvana Auto Receivables Trust 1 .720 09/11/28 8,734,155
Series - 2021 N4 (Class C)
3,340,000 g Carvana Auto Receivables Trust 4 .130 12/11/28 3,144,885
Series - 2022 N1 (Class D)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 4,150,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000% 07/17/34 $ 3,992,175
Series - 2020 1A (Class B1R)
279,991 i C-BASS Trust LIBOR 1 M + 0.160% 3 .039 07/25/36 264,597
Series - 2006 CB6 (Class A1)
8,817,685 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 22,044
Series - 2007 1A (Class A2)
8,855,943 g CF Hippolyta LLC 1 .690 07/15/60 7,904,745
Series - 2020 1 (Class A1)
2,666,285 g CF Hippolyta LLC 1 .990 07/15/60 2,199,231
Series - 2020 1 (Class A2)
1,816,604 g CF Hippolyta LLC 2 .280 07/15/60 1,585,489
Series - 2020 1 (Class B1)
1,493,086 g,i CIFC Funding Ltd LIBOR 3 M + 1.220% 5 .463 07/20/30 1,478,139
Series - 2017 3A (Class A1)
5,855,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.600% 5 .843 10/20/34 5,645,151
Series - 2020 2A (Class BR)
3,000,000 g,i CIFC Funding Ltd 7 .214 10/22/35 3,000,996
Series - 2022 7A (Class B1)
5,625,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.650% 5 .729 07/15/36 5,443,211
Series - 2020 1A (Class BR)
10,509 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 10,217
Series - 2002 1 (Class AF6)
11,450,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 10,004,365
Series - 2021 1A (Class A2)
1,088,438 g DB Master Finance LLC 4 .352 05/20/49 992,420
Series - 2019 1A (Class A23)
16,830,000 g DB Master Finance LLC 2 .045 11/20/51 14,365,583
Series - 2021 1A (Class A2I)
13,266,000 g DB Master Finance LLC 2 .493 11/20/51 10,903,684
Series - 2021 1A (Class A2II)
885,582 g Diamond Resorts Owner Trust 2 .890 02/20/32 865,545
Series - 2019 1A (Class A)
2,459,080 g Diamond Resorts Owner Trust 2 .050 11/21/33 2,230,072
Series - 2021 1A (Class B)
2,538,000 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 2,418,574
Series - 2015 1A (Class A2II)
2,304,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 2,180,923
Series - 2018 1A (Class A2I)
13,740,750 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 11,427,934
Series - 2021 1A (Class A2I)
3,800,000 g,i Dryden 49 Senior Loan Fund LIBOR 3 M + 1.600% 5 .794 07/18/30 3,690,598
Series - 2017 49A (Class BR)
11,800,000 g DT Auto Owner Trust 1 .160 11/16/26 10,867,120
Series - 2021 1A (Class D)
1,226,571 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .489 05/25/37 1,204,905
Series - 2007 2 (Class A2C)
22,540,000 g Flexential Issuer, LLC 3 .250 11/27/51 19,649,781
Series - 2021 1A (Class A2)
15,896,379 g FNA VI LLC 1 .350 01/10/32 14,457,669
Series - 2021 1A (Class A)
23,000,000 g,i Gracie Point International Funding 6 .795 07/01/24 23,003,379
Series - 2022 2A (Class A)
4,000,000 g,i Gracie Point International Funding 7 .395 07/01/24 4,000,586
Series - 2022 2A (Class B)
10,999,896 g,i GRACIE POINT INTERNATIONAL FUNDING 6 .295 04/01/24 10,922,318
Series - 2022 1A (Class A)
1,960,000 g Hardee's Funding LLC 3 .981 12/20/50 1,678,466
Series - 2020 1A (Class A2)
705,570 g HERO Funding Trust 3 .190 09/20/48 643,007
Series - 2017 3A (Class A1)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 251,369 g HERO Funding Trust 3 .280% 09/20/48 $ 232,494
Series - 2017 2A (Class A1)
917,241 g HERO Funding Trust 3 .950 09/20/48 847,096
Series - 2017 3A (Class A2)
502,738 g HERO Funding Trust 4 .070 09/20/48 468,055
Series - 2017 2A (Class A2)
11,850,000 g Hertz Vehicle Financing LLC 1 .560 12/26/25 10,856,065
Series - 2021 1A (Class B)
4,700,000 g Hertz Vehicle Financing LLC 4 .120 09/25/26 4,385,414
Series - 2022 4A (Class B)
3,700,000 g Hertz Vehicle Financing LLC 4 .610 09/25/26 3,438,611
Series - 2022 4A (Class C)
482,756 g Hilton Grand Vacations Trust 2 .660 12/26/28 475,169
Series - 2017 AA (Class A)
362,067 g Hilton Grand Vacations Trust 2 .960 12/26/28 353,678
Series - 2017 AA (Class B)
840,509 g Hilton Grand Vacations Trust 2 .340 07/25/33 785,042
Series - 2019 AA (Class A)
77,326 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 75,542
Series - 2003 1 (Class M1)
3,570,521 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 2,808,675
Series - 2019 1 (Class A)
4,226,535 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 3,258,687
Series - 2019 2 (Class A)
3,450,000 g Hpefs Equipment Trust 4 .430 09/20/29 3,332,122
Series - 2022 2A (Class C)
3,750,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 3,160,387
Series - 2022 1A (Class 1)
799,963 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .589 01/17/38 786,484
Series - 2018 SFR4 (Class B)
5,250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 6 .819 10/06/23 5,092,500
Series - 2020 A (Class A)
7,750,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 6 .294 01/18/34 7,393,399
Series - 2021 59A (Class C)
3,500,000 g,i Madison Park Funding LV Ltd 5 .441 07/18/35 3,462,735
Series - 2022 55A (Class B1)
4,000,000 g,i Magnetite XIX Ltd LIBOR 3 M + 1.550% 5 .629 04/17/34 3,846,272
Series - 2017 19A (Class B1R)
530,000 g,i Magnetite XVIII Ltd LIBOR 3 M + 1.500% 6 .106 11/15/28 518,674
Series - 2016 18A (Class BR)
2,236,918 g MAPS Trust 2 .521 06/15/46 1,856,045
Series - 2021 1A (Class A)
2,700,000 g,i Massachusetts St LIBOR 3 M + 1.650% 5 .729 01/15/35 2,609,067
Series - 2021 3A (Class B)
1,750,000 g,i MSCG Trust 3 .462 06/07/35 1,416,252
Series - 2015 ALDR (Class D)
5,250,000 g,i MSCG Trust 3 .462 06/07/35 4,436,305
Series - 2015 ALDR (Class C)
1,373,619 g MVW LLC 1 .830 05/20/39 1,230,794
Series - 2021 2A (Class B)
2,839,810 g MVW LLC 1 .440 01/22/41 2,570,917
Series - 2021 1WA (Class B)
1,789,080 g MVW LLC 1 .940 01/22/41 1,605,666
Series - 2021 1WA (Class C)
787,659 g MVW Owner Trust 2 .750 12/20/34 760,814
Series - 2017 1A (Class B)
1,454,451 g MVW Owner Trust 3 .000 11/20/36 1,364,508
Series - 2019 1A (Class B)
1,910,611 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 1,714,727
Series - 2020 HA (Class A)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,477,021 g Navient Student Loan Trust 3 .390% 12/15/59 $ 1,395,318
Series - 2019 BA (Class A2A)
16,000,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 1.550% 5 .793 04/20/31 15,522,608
Series - 2019 31A (Class BR)
6,750,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 5 .479 04/16/33 6,520,655
Series - 2021 40A (Class B)
5,461,981 g Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 4,768,900
Series - 2021 1A (Class A1)
4,907,216 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 4,306,187
Series - 2021 2A (Class A1)
5,450,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 5 .844 01/18/36 5,273,306
Series - 2021 10A (Class B)
4,165,579 g OneMain Financial Issuance Trust 3 .840 05/14/32 4,135,201
Series - 2020 1A (Class A)
10,000,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 8,735,704
Series - 2020 2A (Class A)
7,250,000 g Oportun Funding XIV LLC 1 .210 03/08/28 6,751,042
Series - 2021 A (Class A)
3,515,000 g Oportun Issuance Trust 1 .960 05/08/31 3,036,153
Series - 2021 B (Class B)
445,070 g Orange Lake Timeshare Trust 3 .100 11/08/30 430,537
Series - 2018 A (Class A)
5,300,000 g PFS Financing Corp 1 .270 06/15/25 5,192,508
Series - 2020 A (Class A)
2,500,000 g PFS Financing Corp 1 .000 10/15/25 2,409,903
Series - 2020 E (Class A)
3,688,000 g PFS Financing Corp 0 .970 02/15/26 3,479,507
Series - 2020 G (Class A)
3,000,000 g PFS Financing Corp 0 .710 04/15/26 2,822,789
Series - 2021 A (Class A)
6,750,000 g PFS Financing Corp 0 .960 04/15/26 6,334,489
Series - 2021 A (Class B)
1,500,000 g Progress Residential Trust 2 .711 11/17/40 1,164,346
Series - 2021 SFR9 (Class D)
1,500,000 g Purchasing Power Funding LLC 1 .570 10/15/25 1,457,836
Series - 2021 A (Class A)
2,000,000 g Regional Management Issuance Trust 7 .100 11/17/32 2,011,111
Series - 2022 2B (Class A)
3,453,149 g Renew 3 .950 09/20/53 3,172,067
Series - 2018 1 (Class A)
6,600,000 Santander Drive Auto Receivables Trust 2 .220 09/15/26 6,428,215
Series - 2020 2 (Class D)
11,659,400 g SERVPRO Master Issuer LLC 3 .882 10/25/49 10,327,488
Series - 2019 1A (Class A2)
3,299,750 g SERVPRO Master Issuer LLC 2 .394 04/25/51 2,581,084
Series - 2021 1A (Class A2)
2,646,932 g Settlement Fee Finance LLC 3 .840 11/01/49 2,547,558
Series - 2019 1A (Class A)
937,666 g Sierra Timeshare Receivables Funding LLC 3 .650 06/20/35 902,847
Series - 2018 2A (Class B)
788,546 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 757,992
Series - 2019 1A (Class A)
1,703,594 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,576,338
Series - 2021 1A (Class A)
1,847,155 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 1,689,381
Series - 2021 1A (Class B)
1,024,070 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 936,154
Series - 2021 1A (Class C)
2,144,631 g SMB Private Education Loan Trust 2 .430 02/17/32 2,049,499
Series - 2016 B (Class A2A)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,567,922 g SMB Private Education Loan Trust 2 .880% 09/15/34 $ 1,502,924
Series - 2017 A (Class A2A)
1,413,657 g SMB Private Education Loan Trust 2 .820 10/15/35 1,345,888
Series - 2017 B (Class A2A)
390,592 g SoFi Professional Loan Program LLC 2 .340 04/25/33 382,482
Series - 2016 D (Class A2B)
136,838 g SoFi Professional Loan Program LLC 2 .400 03/26/40 135,717
Series - 2017 A (Class A2B)
314,801 g SoFi Professional Loan Program LLC 2 .740 05/25/40 310,835
Series - 2017 B (Class A2FX)
189,124 g SoFi Professional Loan Program LLC 2 .630 07/25/40 185,617
Series - 2017 C (Class A2B)
234,177 g SoFi Professional Loan Program LLC 2 .720 11/26/40 232,543
Series - 2017 E (Class A2B)
1,425,270 g SoFi Professional Loan Program LLC 2 .840 01/25/41 1,372,799
Series - 2017 F (Class A2FX)
1,004,144 g SoFi Professional Loan Program LLC 3 .690 06/15/48 970,500
Series - 2019 A (Class A2FX)
881,846 †,g SolarCity LMC 4 .800 11/20/38 833,873
Series - 2013 1 (Class A)
13,595,200 g Sonic Capital LLC 3 .845 01/20/50 12,052,689
Series - 2020 1A (Class A2I)
4,438,070 g SpringCastle America Funding LLC 1 .970 09/25/37 4,002,156
Series - 2020 AA (Class A)
3,950,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 3,514,620
Series - 2020 1A (Class A2)
159,679 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .289 09/25/34 155,212
Series - 2004 8 (Class M1)
1,795,500 g Taco Bell Funding LLC 4 .970 05/25/46 1,722,179
Series - 2016 1A (Class A23)
15,101,460 g Taco Bell Funding LLC 1 .946 08/25/51 12,761,081
Series - 2021 1A (Class A2I)
9,741,600 g Taco Bell Funding LLC 2 .294 08/25/51 7,826,090
Series - 2021 1A (Class A2II)
1,000,000 g Tesla Auto Lease Trust 0 .780 12/20/23 996,427
Series - 2020 A (Class A4)
5,250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 5 .943 10/20/34 5,062,255
Series - 2017 8A (Class A2R)
650,000 g Tricon American Homes Trust 2 .049 07/17/38 570,657
Series - 2020 SFR1 (Class B)
3,800,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 8 .277 12/07/23 3,703,100
Series - 2020 A (Class AA)
6,082,321 g Vine 2 .790 11/15/50 5,058,489
Series - 2020 1A (Class A)
4,200,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 6 .087 01/10/23 4,199,580
Series - 2020 A (Class A)
10,007,600 g Wendy's Funding LLC 2 .370 06/15/51 8,079,376
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 560,535,147
OTHER MORTGAGE BACKED - 9 .8%
1,810,323 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 5 .169 12/18/37 1,793,888
Series - 2021 FL4 (Class A)
81,829 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 72,938
Series - 2015 6 (Class A9)
4,335,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 2,829,409
Series - 2021 8 (Class A3)
1,870,000 g BAMLL Commercial Mortgage Securities Trust 3 .490 04/14/33 1,717,977
Series - 2015 200P (Class B)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,486,000 Banc of America Commercial Mortgage Trust 3 .705% 09/15/48 $ 2,361,594
Series - 2015 UBS7 (Class A4)
1,910,000 i Banc of America Commercial Mortgage Trust 4 .339 09/15/48 1,734,795
Series - 2015 UBS7 (Class B)
4,935,789 Banc of America Commercial Mortgage Trust 3 .366 02/15/50 4,743,207
Series - 2017 BNK3 (Class ASB)
5,000,000 BANK 3 .731 11/15/50 4,504,831
Series - 2017 BNK8 (Class AS)
1,500,000 i BANK 3 .952 11/15/50 1,281,462
Series - 2017 BNK8 (Class B)
1,000,000 i BANK 4 .096 11/15/50 817,102
Series - 2017 BNK8 (Class C)
3,750,000 g BANK 2 .500 10/17/52 2,398,216
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 836,237
Series - 2019 BN21 (Class AS)
2,500,000 BANK 3 .203 12/15/52 2,112,186
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3 .455 12/15/52 1,305,505
Series - 2019 BN23 (Class B)
6,663,800 BANK 3 .289 07/15/60 6,402,054
Series - 2017 BNK6 (Class ASB)
2,000,000 i BANK 3 .283 11/15/62 1,705,854
Series - 2019 BN24 (Class AS)
5,212,874 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 4,168,114
Series - 2021 6 (Class A19)
7,784,601 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 02/25/52 6,224,417
Series - 2022 5 (Class A19)
1,250,000 g,i BBCMS Mortgage Trust 4 .267 08/05/38 813,179
Series - 2018 CHRS (Class E)
1,500,000 g BBCMS Trust 4 .798 08/10/35 1,377,976
Series - 2015 SRCH (Class C)
2,575,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 2,052,440
Series - 2020 IG2 (Class AM)
2,500,000 g,i Benchmark Mortgage Trust 3 .132 09/15/48 2,028,142
Series - 2020 IG3 (Class AS)
2,500,000 g,i Benchmark Mortgage Trust 3 .536 09/15/48 2,107,444
Series - 2020 IG3 (Class BXA)
1,380,000 Benchmark Mortgage Trust 4 .016 03/15/52 1,301,817
Series - 2019 B9 (Class A5)
1,250,000 i Benchmark Mortgage Trust 4 .971 03/15/52 992,453
Series - 2019 B9 (Class C)
550,000 Benchmark Mortgage Trust 3 .419 08/15/52 480,494
Series - 2019 B12 (Class AS)
1,200,000 i Benchmark Mortgage Trust 4 .510 05/15/53 1,162,961
Series - 2018 B7 (Class A4)
5,250,000 i Benchmark Mortgage Trust 2 .244 08/15/54 3,749,857
Series - 2021 B28 (Class B)
9,000,000 Benchmark Mortgage Trust 2 .429 08/15/54 6,976,354
Series - 2021 B28 (Class AS)
1,680,000 g Benchmark Mortgage Trust 2 .500 12/15/62 1,056,600
Series - 2019 B14 (Class D)
1,631,129 g,i BX TRUST 7 .285 08/15/39 1,621,039
Series - 2022 PSB (Class B)
4,500,000 g,i BXP Trust 2 .775 01/15/44 2,827,885
Series - 2021 601L (Class D)
6,500,000 i CD Mortgage Trust 3 .879 11/10/49 5,522,590
Series - 2016 CD2 (Class B)
3,030,000 i CD Mortgage Trust 3 .980 11/10/49 2,443,181
Series - 2016 CD2 (Class C)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 7,512,771 CD Mortgage Trust 3 .453% 02/10/50 $ 7,179,019
Series - 2017 CD3 (Class AAB)
4,750,000 CD Mortgage Trust 3 .833 02/10/50 4,278,963
Series - 2017 CD3 (Class AS)
6,635,000 i CD Mortgage Trust 3 .984 02/10/50 5,648,216
Series - 2017 CD3 (Class B)
3,630,000 i CD Mortgage Trust 4 .547 02/10/50 2,777,019
Series - 2017 CD3 (Class C)
5,000,000 i CD Mortgage Trust 3 .684 08/15/50 4,490,836
Series - 2017 CD5 (Class AS)
3,600,000 CD Mortgage Trust 2 .812 08/15/57 3,252,653
Series - 2019 CD8 (Class ASB)
49,158 g,i CF Mortgage Trust 2 .840 04/15/25 47,096
Series - 2020 P1 (Class A1)
1,750,000 g,i CF Mortgage Trust 3 .603 04/15/52 1,604,223
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3 .458 08/15/50 1,078,057
Series - 2017 B1 (Class A4)
74,628 i CHL Mortgage Pass-Through Trust 3 .671 02/20/35 74,056
Series - 2004 HYB9 (Class 1A1)
1,750,000 g,i Citigroup Commercial Mortgage Trust 3 .518 05/10/35 1,624,412
Series - 2013 375P (Class B)
2,000,000 g Citigroup Commercial Mortgage Trust 3 .896 05/10/36 1,972,258
Series - 2019 PRM (Class C)
1,000,000 g,i Citigroup Commercial Mortgage Trust 4 .481 07/10/47 901,487
Series - 2014 GC23 (Class D)
500,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 459,718
Series - 2015 GC29 (Class B)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .140 04/10/48 1,801,138
Series - 2015 GC29 (Class C)
6,000,000 g,i COMM Mortgage Trust 3 .538 10/10/29 5,508,969
Series - 2017 PANW (Class C)
131,100 g COMM Mortgage Trust 3 .178 02/10/35 121,326
Series - 2015 3BP (Class A)
626,247 COMM Mortgage Trust 2 .853 10/15/45 622,827
Series - 2012 CR4 (Class A3)
1,500,000 g,i COMM Mortgage Trust 4 .869 08/10/46 1,459,793
Series - 2013 CR10 (Class C)
2,000,000 g,i COMM Mortgage Trust 5 .009 08/10/46 1,955,661
Series - 2013 LC13 (Class B)
6,500,000 i COMM Mortgage Trust 4 .590 02/10/47 6,254,934
Series - 2014 CR14 (Class B)
1,235,000 COMM Mortgage Trust 4 .199 03/10/47 1,199,041
Series - 2014 UBS2 (Class AM)
2,537,089 COMM Mortgage Trust 4 .701 03/10/47 2,449,397
Series - 2014 UBS2 (Class B)
2,798,577 i COMM Mortgage Trust 4 .947 03/10/47 2,651,472
Series - 2014 UBS2 (Class C)
1,200,000 i COMM Mortgage Trust 5 .002 04/10/47 1,142,580
Series - 2014 LC15 (Class C)
750,000 COMM Mortgage Trust 4 .174 05/10/47 724,802
Series - 2014 CR17 (Class AM)
3,896,000 i COMM Mortgage Trust 4 .736 06/10/47 3,670,994
Series - 2014 UBS3 (Class C)
5,150,000 g,i COMM Mortgage Trust 4 .767 06/10/47 4,634,414
Series - 2014 UBS3 (Class D)
6,400,000 COMM Mortgage Trust 3 .917 10/10/47 6,207,176
Series - 2014 LC17 (Class A5)
814,129 COMM Mortgage Trust 3 .040 02/10/48 795,243
Series - 2015 LC19 (Class ASB)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,498,000 i COMM Mortgage Trust 3 .829% 02/10/48 $ 2,307,423
Series - 2015 LC19 (Class B)
2,497,000 g COMM Mortgage Trust 3 .000 03/10/48 1,960,460
Series - 2015 CR22 (Class E)
575,000 i COMM Mortgage Trust 3 .603 03/10/48 542,551
Series - 2015 CR22 (Class AM)
4,250,000 i COMM Mortgage Trust 3 .926 03/10/48 3,938,872
Series - 2015 CR22 (Class B)
2,000,000 g,i COMM Mortgage Trust 4 .070 03/10/48 1,724,609
Series - 2015 CR22 (Class D)
1,000,000 i COMM Mortgage Trust 4 .070 03/10/48 911,363
Series - 2015 CR22 (Class C)
2,000,000 COMM Mortgage Trust 3 .801 05/10/48 1,889,063
Series - 2015 CR23 (Class AM)
3,936,016 i COMM Mortgage Trust 4 .183 05/10/48 3,644,439
Series - 2015 CR23 (Class B)
2,500,000 i COMM Mortgage Trust 4 .301 05/10/48 2,288,166
Series - 2015 CR23 (Class C)
2,500,000 i COMM Mortgage Trust 4 .301 05/10/48 2,106,530
Series - 2015 CR23 (Class D)
1,717,386 COMM Mortgage Trust 3 .432 08/10/48 1,635,594
Series - 2015 CR24 (Class A4)
1,500,000 i COMM Mortgage Trust 3 .463 08/10/48 1,225,020
Series - 2015 CR24 (Class D)
3,640,000 i COMM Mortgage Trust 4 .028 08/10/48 3,434,791
Series - 2015 CR24 (Class AM)
1,000,000 i COMM Mortgage Trust 4 .344 08/10/48 926,055
Series - 2015 CR24 (Class B)
2,000,000 i COMM Mortgage Trust 4 .344 08/10/48 1,798,568
Series - 2015 CR24 (Class C)
2,250,000 i COMM Mortgage Trust 4 .518 08/10/48 2,080,145
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3 .630 10/10/48 2,470,267
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3 .984 10/10/48 938,161
Series - 2015 CR27 (Class AM)
1,627,000 i COMM Mortgage Trust 4 .467 10/10/48 1,515,059
Series - 2015 CR26 (Class B)
3,306,000 i COMM Mortgage Trust 4 .467 10/10/48 2,982,597
Series - 2015 CR26 (Class C)
7,724,000 i COMM Mortgage Trust 4 .554 10/10/48 6,930,506
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3 .762 02/10/49 1,027,048
Series - 2016 CR28 (Class A4)
5,000,000 i COMM Mortgage Trust 4 .605 02/10/49 4,646,232
Series - 2016 CR28 (Class B)
5,000,000 COMM Mortgage Trust 3 .263 08/15/57 4,177,972
Series - 2019 GC44 (Class AM)
640,000 g,i Connecticut Avenue Securities Trust 5 .478 10/25/41 624,157
Series - 2021 R01 (Class 1M2)
1,400,000 g,i Connecticut Avenue Securities Trust 7 .228 11/25/41 1,296,243
Series - 2021 R02 (Class 2B1)
15,055,000 g,i Connecticut Avenue Securities Trust 7 .428 03/25/42 15,264,156
Series - 2022 R03 (Class 1M2)
4,779,000 g,i Connecticut Avenue Securities Trust 6 .928 04/25/42 4,634,497
Series - 2022 R05 (Class 2M2)
7,725,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 7 .528 07/25/42 7,673,124
Series - 2022 R08 (Class 1M2)
7,910,000 g,i Connecticut Avenue Securities Trust 8 .694 09/25/42 8,082,248
Series - 2022 R09 (Class 2M2)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 g,i CPT Mortgage Trust 2 .997% 11/13/39 $ 669,271
Series - 2019 CPT (Class E)
116,200 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 5 .298 05/15/36 114,986
Series - 2019 ICE4 (Class A)
3,000,000 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 1.600% 5 .918 05/15/36 2,940,553
Series - 2019 ICE4 (Class D)
7,029,004 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 5,743,926
Series - 2021 NQM8 (Class A3)
2,500,000 g,i CSMC Series 3 .388 10/25/59 2,057,110
Series - 2019 NQM1 (Class M1)
4,750,000 DBGS Mortgage Trust 4 .466 10/15/51 4,534,952
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2 .340 08/15/53 3,877,974
Series - 2020 C9 (Class AM)
1,200,000 g DBUBS Mortgage Trust 3 .452 10/10/34 1,129,236
Series - 2017 BRBK (Class A)
1,999,960 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 6 .618 10/15/38 1,841,501
Series - 2021 EQAZ (Class E)
5,117,139 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 10/25/52 4,613,057
Series - 2022 5262 (Class EZ)
6,145,953 FHLMC 5 .500 11/25/52 6,233,970
Series - 2022 5270 (Class CZ)
1,232,371 g,i Flagstar Mortgage Trust 4 .035 10/25/47 1,065,171
Series - 2017 2 (Class B3)
77,468 g,i Flagstar Mortgage Trust 4 .000 09/25/48 73,380
Series - 2018 5 (Class A11)
1,977,482 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,520,523
Series - 2021 2 (Class A4)
6,393,048 g,i Flagstar Mortgage Trust 2 .500 06/01/51 4,915,733
Series - 2021 4 (Class A21)
23,180,298 g,i Flagstar Mortgage Trust 3 .000 10/25/51 18,534,521
Series - 2021 10INV (Class A17)
7,270,000 g,i Freddie Mac STACR REMIC Trust 6 .428 01/25/42 6,588,089
Series - 2022 DNA1 (Class M2)
28,230,000 g,i Freddie Mac STACR REMIC Trust 6 .828 04/25/42 27,935,172
Series - 2022 DNA3 (Class M1B)
2,961,975 g GS Mortgage Securities Corp II 3 .419 10/10/32 2,885,245
Series - 2017 SLP (Class A)
1,238,000 g,i GS Mortgage Securities Corp II 3 .475 09/10/37 1,097,871
Series - 2017 375H (Class A)
2,590,000 i GS Mortgage Securities Corp II 3 .777 05/10/50 2,432,334
Series - 2015 GC30 (Class AS)
3,010,000 i GS Mortgage Securities Corp II 3 .992 03/10/51 2,835,642
Series - 2018 GS9 (Class A4)
1,500,000 i GS Mortgage Securities Corp II 4 .155 07/10/51 1,414,659
Series - 2018 GS10 (Class A5)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.700% 6 .018 07/15/31 1,857,356
Series - 2018 TWR (Class C)
2,500,000 g,i GS Mortgage Securities Trust 4 .285 02/10/46 2,493,430
Series - 2013 GC10 (Class C)
2,950,000 i GS Mortgage Securities Trust 4 .310 02/10/48 2,698,318
Series - 2015 GC28 (Class C)
3,500,000 i GS Mortgage Securities Trust 4 .018 07/10/48 3,274,307
Series - 2015 GC32 (Class AS)
3,779,000 i GS Mortgage Securities Trust 3 .990 10/10/49 3,251,023
Series - 2016 GS3 (Class C)
3,803,000 i GS Mortgage Securities Trust 3 .954 11/10/49 3,214,724
Series - 2016 GS4 (Class C)
6,397,483 GS Mortgage Securities Trust 3 .467 03/10/50 6,108,838
Series - 2017 GS5 (Class AAB)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 9,100,951 GS Mortgage Securities Trust 3 .674% 03/10/50 $ 8,491,195
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3 .433 05/10/50 3,978,591
Series - 2017 GS6 (Class A3)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,802,195
Series - 2017 GS8 (Class ABP)
2,500,000 i GS Mortgage Securities Trust 4 .334 11/10/50 2,095,845
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3 .968 02/10/52 1,175,417
Series - 2019 GC38 (Class A4)
2,400,000 i GS Mortgage Securities Trust 4 .158 02/10/52 2,149,281
Series - 2019 GC38 (Class AS)
1,000,000 i GS Mortgage Securities Trust 4 .761 02/10/52 830,325
Series - 2019 GC38 (Class C)
1,361,000 i GS Mortgage Securities Trust 3 .405 02/13/53 1,085,285
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2 .012 12/12/53 4,323,946
Series - 2020 GSA2 (Class A5)
416,965 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 394,537
Series - 2019 PJ2 (Class A4)
159,744 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 151,151
Series - 2019 PJ2 (Class A1)
1,762,804 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 1,490,331
Series - 2020 PJ2 (Class A4)
808,497 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 664,168
Series - 2020 PJ4 (Class A4)
616,193 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 508,041
Series - 2020 PJ5 (Class A4)
2,240,588 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,748,825
Series - 2020 PJ6 (Class A4)
4,745,007 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 3,648,524
Series - 2021 PJ5 (Class A4)
11,539,391 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 9,226,675
Series - 2022 PJ2 (Class A36)
3,663,590 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 2,929,336
Series - 2022 PJ4 (Class A36)
1,018,847 g,i GS Mortgage-Backed Securities Trust 3 .625 05/25/50 841,832
Series - 2020 PJ1 (Class B2)
2,736,876 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 2,134,797
Series - 2021 PJ2 (Class A4)
13,551,854 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 10,420,272
Series - 2021 PJ6 (Class A4)
19,489,494 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 14,985,834
Series - 2021 PJ7 (Class A4)
10,061,469 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,736,451
Series - 2021 PJ8 (Class A4)
7,066,110 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 5,649,926
Series - 2022 INV1 (Class A4)
7,957,027 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 6,362,286
Series - 2022 HP1 (Class A4)
6,322,584 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 5,055,417
Series - 2022 PJ5 (Class A36)
818,850 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 4 .959 08/19/45 737,484
Series - 2005 11 (Class 2A1A)
2,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 1,776,830
Series - 2016 10HY (Class A)
3,000,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 2,616,402
Series - 2016 10HY (Class B)
3,500,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 2,970,332
Series - 2016 10HY (Class C)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,700,000 g,i Hudson Yards Mortgage Trust 2 .943% 12/10/41 $ 3,400,636
Series - 2019 55HY (Class D)
2,750,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 1,944,589
Series - 2019 55HY (Class E)
90,024 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .049 03/25/35 84,043
Series - 2004 11 (Class 2A1)
2,904,120 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 2,576,729
Series - 2020 NQM1 (Class A3)
1,000,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 812,238
Series - 2020 NQM1 (Class M1)
3,000,000 g JP Morgan Chase Commercial Mortgage Securities
Corp
4 .379 07/05/31 2,762,369
Series - 2018 AON (Class B)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .122 01/15/46 1,632,526
Series - 2013 C13 (Class D)
800,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 798,033
Series - 2013 C10 (Class AS)
500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 481,118
Series - 2017 JP7 (Class A3)
1,000,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 860,039
Series - 2020 NNN (Class DFX)
3,453,884 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 4 .694 12/25/44 3,252,919
Series - 2015 1 (Class B1)
72,679 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 65,419
Series - 2015 3 (Class A19)
445,217 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 389,232
Series - 2015 6 (Class A13)
187,956 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 167,612
Series - 2016 1 (Class A13)
1,240,253 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 1,085,968
Series - 2017 2 (Class A13)
1,085,048 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 899,332
Series - 2018 3 (Class A13)
515,741 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 421,992
Series - 2018 4 (Class A13)
2,531,013 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 2,134,112
Series - 2018 5 (Class A13)
1,306,433 g,i JP Morgan Mortgage Trust 3 .211 10/26/48 1,229,475
Series - 2017 5 (Class A2)
146,482 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 135,150
Series - 2018 8 (Class A13)
146,496 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 134,726
Series - 2018 9 (Class A13)
59,597 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 55,935
Series - 2019 1 (Class A15)
113,560 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 106,581
Series - 2019 1 (Class A3)
671,162 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .994 10/25/49 660,420
Series - 2019 INV1 (Class A11)
3,593,347 g,i JP Morgan Mortgage Trust 3 .841 06/25/50 2,908,756
Series - 2020 1 (Class B2)
6,390,660 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 4,913,897
Series - 2021 6 (Class A15)
3,978,763 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 3,059,345
Series - 2021 7 (Class A15)
4,208,070 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 3,235,664
Series - 2021 8 (Class A15)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,309,626 g,i JP Morgan Mortgage Trust 2 .500% 12/25/51 $ 1,775,915
Series - 2021 10 (Class A15)
8,893,183 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 6,838,134
Series - 2021 11 (Class A15)
2,436,688 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 1,873,615
Series - 2021 12 (Class A15)
6,862,885 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 5,193,994
Series - 2021 INV6 (Class B1)
4,396,320 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 3,277,254
Series - 2021 INV6 (Class B2)
3,885,163 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 2,987,374
Series - 2021 14 (Class A15)
12,806,716 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 9,847,322
Series - 2021 15 (Class A15)
16,344,074 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 13,068,408
Series - 2022 2 (Class A25)
10,099,972 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 8,864,875
Series - 2022 LTV2 (Class A6)
2,612,876 JPMBB Commercial Mortgage Securities Trust 3 .493 08/15/47 2,539,376
Series - 2014 C21 (Class A4)
4,500,000 i JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 4,189,311
Series - 2014 C23 (Class B)
1,500,000 i JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 1,340,909
Series - 2014 C23 (Class C)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 924,779
Series - 2015 C27 (Class B)
2,000,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 1,883,251
Series - 2015 C29 (Class AS)
1,600,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,442,523
Series - 2015 C29 (Class B)
6,000,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 5,619,179
Series - 2015 C31 (Class AS)
6,885,000 i JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 6,360,397
Series - 2015 C31 (Class B)
3,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 2,695,516
Series - 2015 C31 (Class C)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 1,325,349
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4 .023 12/15/48 2,829,599
Series - 2015 C33 (Class AS)
745,000 i JPMBB Commercial Mortgage Securities Trust 4 .620 12/15/48 662,175
Series - 2015 C33 (Class C)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 9,859,207
Series - 2016 C1 (Class A5)
2,645,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .236 03/17/49 2,238,365
Series - 2016 C1 (Class D1)
1,606,000 i JPMBB Commercial Mortgage Securities Trust 4 .736 03/17/49 1,442,703
Series - 2016 C1 (Class C)
1,060,498 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 1,025,936
Series - 2017 JP5 (Class A4)
2,000,000 i JPMCC Commercial Mortgage Securities Trust 3 .634 09/15/50 1,629,582
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .123 06/13/52 2,221,423
Series - 2019 COR5 (Class A3)
6,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 4,691,416
Series - 2020 COR7 (Class AS)
1,380,663 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 1,276,252
Series - 2013 GCP (Class A1)
1,040,416 g LSTAR Commercial Mortgage Trust 2 .579 03/10/49 1,038,844
Series - 2016 4 (Class A2)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 12,000,000 g,i MAD Mortgage Trust 3 .188% 08/15/34 $ 11,203,963
Series - 2017 330M (Class A)
1,500,000 g,i Manhattan West 2 .335 09/10/39 1,270,866
Series - 2020 1MW (Class B)
1,684,919 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 1,574,533
Series - 2006 WMC1 (Class A1B)
2,869,250 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,682,253
Series - 2014 C19 (Class LNC1)
906,556 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 836,929
Series - 2014 C19 (Class LNC2)
1,500,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .869 02/15/47 1,451,786
Series - 2014 C14 (Class B)
1,305,000 i Morgan Stanley Bank of America Merrill Lynch Trust 5 .059 02/15/47 1,256,766
Series - 2014 C14 (Class C)
2,070,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 1,963,956
Series - 2014 C19 (Class AS)
46,364 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 45,193
Series - 2015 C20 (Class ASB)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 5,553,330
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 3,130,094
Series - 2015 C22 (Class AS)
3,500,000 i Morgan Stanley Bank of America Merrill Lynch Trust
2014 C19
4 .000 12/15/47 3,243,255
Series - 2014 C19 (Class B)
9,241,221 Morgan Stanley Capital I Trust 2 .606 08/15/49 8,769,868
Series - 2016 UB11 (Class ASB)
260,237 †,i Morgan Stanley Capital I Trust 6 .079 12/12/49 131,094
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,201,008
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .177 07/15/51 943,704
Series - 2018 H3 (Class A5)
3,142,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 2,901,388
Series - 2018 H3 (Class AS)
2,832,152 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 2,434,243
Series - 2021 4 (Class A4)
8,130,869 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 6,251,976
Series - 2021 5 (Class A9)
5,991,643 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,607,086
Series - 2021 6 (Class A9)
8,618,923 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 7,429,453
Series - 2021 6 (Class A4)
2,000,000 g MRCD Mortgage Trust 2 .718 12/15/36 1,785,437
Series - 2019 PARK (Class D)
3,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 3,096,790
Series - 2019 PARK (Class E)
1,500,000 g,i MSDB Trust 3 .316 07/11/39 1,314,123
Series - 2017 712F (Class A)
6,300,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 5 .818 07/15/36 6,034,295
Series - 2019 MILE (Class A)
2,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 6 .118 07/15/36 2,301,184
Series - 2019 MILE (Class B)
703,488 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 650,468
Series - 2020 2PAC (Class A)
148,218 g,i New Residential Mortgage Loan Trust 4 .750 12/25/57 143,121
Series - 2018 5A (Class A1)
718,531 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 642,785
Series - 2019 NQM4 (Class A3)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 700,000 g,i New Residential Mortgage Loan Trust 2 .986% 09/25/59 $ 545,923
Series - 2019 NQM4 (Class M1)
123,928 i New York Mortgage Trust LIBOR 1 M + 0.480% 4 .869 02/25/36 120,865
Series - 2005 3 (Class A1)
1,325,000 g,i NLT Trust 2 .569 08/25/56 784,137
Series - 2021 INV2 (Class M1)
10,517,862 g,i OBX Trust 2 .500 07/25/51 8,087,380
Series - 2021 J2 (Class A19)
8,546,186 g,i OBX Trust 4 .000 10/25/52 7,348,128
Series - 2022 INV5 (Class A13)
791,427 g,i OBX Trust LIBOR 1 M + 0.650% 5 .039 06/25/57 747,905
Series - 2018 1 (Class A2)
2,229,914 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,714,622
Series - 2021 1 (Class A19)
3,000,000 g One Bryant Park Trust 2 .516 09/15/54 2,462,831
Series - 2019 OBP (Class A)
20,445,000 g One Market Plaza Trust 3 .614 02/10/32 19,681,214
Series - 2017 1MKT (Class A)
1,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 973,250
Series - 2013 SMV (Class B)
14,662,078 g,i RCKT Mortgage Trust 2 .500 02/25/52 11,200,919
Series - 2022 2 (Class A22)
2,831,726 g,i RCKT Mortgage Trust 3 .500 06/25/52 2,351,459
Series - 2022 4 (Class A22)
323,966 g,i Sequoia Mortgage Trust 3 .500 05/25/45 284,046
Series - 2015 2 (Class A1)
240,568 g,i Sequoia Mortgage Trust 3 .500 02/25/47 211,459
Series - 2017 2 (Class A19)
19,342 g,i Sequoia Mortgage Trust 3 .500 04/25/47 16,242
Series - 2017 3 (Class A19)
842,206 g,i Sequoia Mortgage Trust 3 .718 09/25/47 726,020
Series - 2017 6 (Class B1)
540,031 g,i Sequoia Mortgage Trust 3 .500 03/25/48 464,394
Series - 2018 3 (Class A1)
56,353 g,i Sequoia Mortgage Trust 4 .000 09/25/48 52,275
Series - 2018 7 (Class A19)
165,345 g,i Sequoia Mortgage Trust 4 .000 06/25/49 152,802
Series - 2019 2 (Class A19)
1,439,166 g,i Sequoia Mortgage Trust 3 .500 12/25/49 1,203,189
Series - 2019 5 (Class A19)
2,841,559 g,i Sequoia Mortgage Trust 3 .000 04/25/50 2,296,823
Series - 2020 3 (Class A19)
4,062,877 g,i Sequoia Mortgage Trust 2 .500 06/25/51 3,124,022
Series - 2021 4 (Class A19)
222,858 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 195,445
Series - 2017 1 (Class A19)
11,415,000 g SLG Office Trust 2 .851 07/15/41 8,004,758
Series - 2021 OVA (Class E)
2,411,476 g,i SMR Mortgage Trust 6 .736 02/15/39 2,279,165
Series - 2022 IND (Class B)
1,130,000 g,i Structured Agency Credit Risk Debt Note (STACR) 6 .028 10/25/33 1,108,947
Series - 2021 DNA3 (Class M2)
38,782 g,i STACR 3 .780 02/25/48 36,350
Series - 2018 SPI1 (Class M2)
98,323 g,i STACR 3 .836 05/25/48 93,389
Series - 2018 SPI2 (Class M2)
2,250,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 2,135,502
Series - 2018 C13 (Class A4)
1,000,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 996,442
Series - 2013 C5 (Class B)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,660,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .875% 04/10/46 $ 2,612,481
Series - 2013 C6 (Class B)
1,225,000 g,i Verus Securitization Trust 3 .207 11/25/59 1,039,593
Series - 2019 4 (Class M1)
721,999 g Verus Securitization Trust 1 .733 05/25/65 647,475
Series - 2020 5 (Class A3)
7,537,746 g,i Verus Securitization Trust 2 .240 10/25/66 6,143,832
Series - 2021 7 (Class A3)
759,009 g VSE VOI Mortgage LLC 2 .330 03/20/35 726,289
Series - 2017 A (Class A)
685,734 g VSE VOI Mortgage LLC 4 .020 02/20/36 661,872
Series - 2018 A (Class C)
2,272,000 Wells Fargo Commercial Mortgage Trust 3 .540 05/15/48 2,164,961
Series - 2015 C28 (Class A4)
2,100,000 i Wells Fargo Commercial Mortgage Trust 3 .658 05/15/48 1,928,162
Series - 2015 NXS1 (Class B)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .149 05/15/48 1,714,694
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3 .637 06/15/48 333,494
Series - 2015 C29 (Class A4)
3,522,203 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 3,371,267
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 359,307
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,822,531
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3 .467 04/15/50 1,608,793
Series - 2015 LC20 (Class AS)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .012 03/15/51 1,885,269
Series - 2018 C43 (Class A4)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 977,204
Series - 2015 NXS3 (Class D)
2,500,000 i Wells Fargo Commercial Mortgage Trust 3 .972 09/15/57 2,347,409
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3 .952 01/15/59 3,108,358
Series - 2016 C32 (Class AS)
2,500,000 i Wells Fargo Commercial Mortgage Trust 4 .726 01/15/59 2,322,695
Series - 2016 C32 (Class B)
751,815 Wells Fargo Commercial Mortgage Trust 2 .933 11/15/59 714,847
Series - 2016 C36 (Class ASB)
109,926 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 105,326
Series - 2019 2 (Class A17)
1,284,165 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 1,120,483
Series - 2019 4 (Class A1)
553,310 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 457,573
Series - 2020 4 (Class A17)
11,803,876 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 9,076,220
Series - 2021 2 (Class A17)
5,300,546 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 4,238,215
Series - 2021 INV1 (Class A17)
4,688,798 g,i Wells Fargo Mortgage Backed Securities Trust 3 .317 08/25/51 3,673,707
Series - 2021 INV1 (Class B1)
3,147,418 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 2,420,108
Series - 2022 2 (Class A18)
3,651,427 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 2,919,611
Series - 2022 INV1 (Class A18)
6,314,821 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 5,259,538
Series - 2022 INV1 (Class A17)
1,000,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 989,574
Series - 2013 C13 (Class AS)

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,292,052 i WFRBS Commercial Mortgage Trust 4 .079% 03/15/46 $ 3,235,364
Series - 2013 UBS1 (Class A4)
3,500,000 i WFRBS Commercial Mortgage Trust 4 .162 12/15/46 3,432,497
Series - 2013 C18 (Class A5)
1,664,000 i WFRBS Commercial Mortgage Trust 4 .838 12/15/46 1,552,662
Series - 2013 C18 (Class C)
2,225,281 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 2,168,505
Series - 2014 C20 (Class A5)
196,370 g,i WinWater Mortgage Loan Trust 3 .909 06/20/44 151,635
Series - 2014 1 (Class B4)
5,337,620 g,i Woodward Capital Management 3 .000 05/25/52 4,267,858
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 888,704,394
TOTAL STRUCTURED ASSETS 1,449,239,541
(Cost $1,644,851,763)
TOTAL BONDS 8,749,012,616
(Cost $9,843,567,203)
SHARES COMPANY
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
MATERIALS - 0 .0%
363,958 * Petra Diamonds Ltd 414,508
TOTAL MATERIALS 414,508
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
10,376 *,† Bright Bidco BV 136,986
7,607 * Bright Bidco BV 141,917
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 278,903
TOTAL COMMON STOCKS 693,411
(Cost $882,980)
PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIALS - 0 .1%
208,700 e Morgan Stanley 5,269,675
200,000 Morgan Stanley 4,852,000
TOTAL DIVERSIFIED FINANCIALS 10,121,675
TOTAL PREFERRED STOCKS 10,121,675
(Cost $10,877,500)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.8%
GOVERNMENT AGENCY DEBT - 0 .9%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0 .000 01/04/23 9,998,812
10,000,000 FFCB 0 .000 01/09/23 9,992,874
3,493,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 3,493,000
8,535,000 FHLB 0 .000 01/06/23 8,531,958
10,000,000 FHLB 0 .000 02/15/23 9,947,335
15,000,000 FHLB 0 .000 02/27/23 14,899,031
7,700,000 FHLB 0 .000 03/10/23 7,638,783
10,000,000 FHLB 0 .000 04/14/23 9,877,002

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 5,000,000 Tennessee Valley Authority (TVA) 0 .000% 01/11/23 $ 4,995,250
TOTAL GOVERNMENT AGENCY DEBT 79,374,045
REPURCHASE AGREEMENT - 2 .0%
185,255,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 185,255,000
TOTAL REPURCHASE AGREEMENT 185,255,000
TREASURY DEBT - 0 .6%
1,700,000 e United States Treasury Bill 0 .000 09/07/23 1,648,941
50,000,000 United States Treasury Bill 0 .000 11/02/23 48,102,463
TOTAL TREASURY DEBT 49,751,404
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .3%
121,575,741 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340 121,575,741
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 121,575,741
TOTAL SHORT-TERM INVESTMENTS 435,956,190
(Cost $435,961,397)
TOTAL INVESTMENTS - 102.6% 9,314,337,642
(Cost $10,415,445,686)
OTHER ASSETS & LIABILITIES, NET - (2.6)% (239,655,719)
NET ASSETS - 100.0% $ 9,074,681,923
CNY Chinese Yuan
DOP Dominican Republic Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $121,808,536.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $185,255,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $188,960,177.

Portfolio of investments (unaudited)
Core Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.7%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
$ 15,760,000 i LTR Intermediate Holdings, Inc LIBOR 12 M + 4.500% 8 .884% 05/05/28 $ 14,381,000
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,381,000
UTILITIES - 0 .4%
7,103,052 i Exgen Renewables IV LLC LIBOR 4 M + 2.500% 7 .240 12/15/27 7,046,085
16,357,800 i TerraForm Power Operating LLC SOFR 4M + 2.750% 7 .430 05/21/29 16,263,252
TOTAL UTILITIES 23,309,337
TOTAL BANK LOAN OBLIGATIONS 37,690,337
(Cost $38,840,802)
BONDS - 97.7%
CORPORATE BONDS - 28 .7%
AUTOMOBILES & COMPONENTS - 1 .0%
9,525,000 Ford Motor Co 3 .250 02/12/32 7,143,195
10,000,000 General Motors Co 5 .600 10/15/32 9,289,963
13,025,000 g Hyundai Capital Services, Inc 1 .250 02/08/26 11,311,945
11,866,000 Magna International, Inc 3 .625 06/15/24 11,597,937
11,025,000 Magna International, Inc 2 .450 06/15/30 9,110,259
8,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,277,552
TOTAL AUTOMOBILES & COMPONENTS 55,730,851
BANKS - 4 .1%
15,000,000 g ABN AMRO Bank NV 2 .470 12/13/29 12,129,413
3,575,000 g Bank Hapoalim BM 3 .255 01/21/32 3,073,377
5,000,000 Bank of America Corp 2 .687 04/22/32 4,001,920
10,000,000 Bank of Montreal 3 .803 12/15/32 8,805,204
3,250,000 g BNP Paribas S.A. 1 .904 09/30/28 2,706,235
6,250,000 Citigroup, Inc 0 .776 10/30/24 5,988,493
3,125,000 i Citigroup, Inc SOFR + 0.694% 4 .615 01/25/26 3,054,653
10,000,000 HSBC Holdings plc 5 .210 08/11/28 9,647,529
13,750,000 HSBC Holdings plc 2 .206 08/17/29 11,098,740
6,575,000 HSBC Holdings plc 5 .402 08/11/33 6,088,602
10,000,000 g ING Groep NV 1 .400 07/01/26 8,990,193
8,808,000 ING Groep NV 2 .727 04/01/32 7,017,554
6,460,000 g Intesa Sanpaolo S.p.A 3 .375 01/12/23 6,456,810
6,250,000 g Intesa Sanpaolo S.p.A 3 .250 09/23/24 5,927,940
7,200,000 g Intesa Sanpaolo S.p.A 4 .000 09/23/29 6,159,959
5,600,000 e,g Intesa Sanpaolo S.p.A 8 .248 11/21/33 5,681,150
6,000,000 g Intesa Sanpaolo S.p.A 4 .950 06/01/42 3,852,893
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,349,343
10,990,000 JPMorgan Chase & Co 3 .650 N/A‡ 9,410,188
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,683,627
9,500,000 g National Australia Bank Ltd 2 .332 08/21/30 7,232,151
12,150,000 National Bank of Canada 0 .550 11/15/24 11,628,819
5,485,000 NatWest Group plc 2 .359 05/22/24 5,406,444
5,616,000 Santander Holdings USA, Inc 5 .807 09/09/26 5,573,629
11,225,000 g Shinhan Financial Group Co Ltd 3 .340 02/05/30 10,273,512
8,883,000 SVB Financial Group 2 .100 05/15/28 7,344,495
10,100,000 SVB Financial Group 1 .800 02/02/31 7,368,262
9,000,000 g UBS Group AG. 1 .494 08/10/27 7,743,238
10,000,000 g UBS Group AG. 2 .746 02/11/33 7,728,485
15,000,000 g UniCredit S.p.A 2 .569 09/22/26 13,282,862
3,600,000 g UniCredit S.p.A 5 .459 06/30/35 2,924,813
11,570,000 g United Overseas Bank Ltd 2 .000 10/14/31 10,097,543

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 5,800,000 g USAA Capital Corp 1 .500% 05/01/23 $ 5,740,663
11,135,000 g USAA Capital Corp 2 .125 05/01/30 9,123,953
TOTAL BANKS 238,592,692
CAPITAL GOODS - 0 .5%
10,000,000 Otis Worldwide Corp 3 .112 02/15/40 7,292,946
6,275,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 4 .715 03/11/24 6,252,862
12,500,000 g Siemens Financieringsmaatschappij NV 1 .200 03/11/26 11,138,665
7,500,000 g Triton Container International Ltd 1 .150 06/07/24 6,936,130
TOTAL CAPITAL GOODS 31,620,603
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
7,500,000 Mather Foundation 2 .675 10/01/31 6,133,123
15,760,000 Rockefeller Foundation 2 .492 10/01/50 9,985,090
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,118,213
CONSUMER DURABLES & APPAREL - 0 .1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,174,180
TOTAL CONSUMER DURABLES & APPAREL 4,174,180
CONSUMER SERVICES - 1 .5%
2,800,000 Bush Foundation 2 .754 10/01/50 1,818,532
10,750,000 Conservation Fund 3 .474 12/15/29 9,242,675
4,040,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 3,809,783
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,244,274
10,000,000 Low Income Investment Fund 3 .711 07/01/29 9,380,947
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 9,510,066
7,850,000 i Nature Conservancy LIBOR 3 M + 1.080% 6 .766 02/01/24 7,842,750
8,231,000 Nature Conservancy 3 .957 03/01/52 6,576,722
4,100,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 3,458,521
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 8,857,738
60,000 Salvation Army 5 .637 09/01/26 60,157
5,000,000 Salvation Army 4 .528 09/01/48 4,469,148
6,350,000 Starbucks Corp 2 .450 06/15/26 5,880,963
11,440,000 Wisconsin Alumni Research Foundation 3 .564 10/01/49 7,793,864
5,000,000 YMCA of Greater New York 5 .021 08/01/38 4,584,861
1,500,000 YMCA of Greater New York 5 .151 08/01/48 1,252,649
TOTAL CONSUMER SERVICES 88,783,650
DIVERSIFIED FINANCIALS - 3 .7%
9,400,000 i AerCap Ireland Capital DAC SOFR + 0.680% 5 .003 09/29/23 9,227,894
8,025,000 AerCap Ireland Capital DAC 1 .750 01/30/26 7,060,248
10,500,000 AerCap Ireland Capital DAC 3 .000 10/29/28 8,796,641
3,419,800 BB Blue Financing DAC 4 .395 09/20/29 3,338,169
10,000,000 BB Blue Financing DAC 4 .395 09/20/37 9,860,200
10,000,000 g BPCE S.A. 2 .045 10/19/27 8,619,440
9,112,000 g BPCE S.A. 3 .116 10/19/32 6,648,712
11,645,000 Community Preservation Corp 2 .867 02/01/30 9,842,010
7,639,000 Credit Suisse AG. 5 .000 07/09/27 6,962,554
5,000,000 g Credit Suisse Group AG. 1 .305 02/02/27 3,996,018
4,325,000 g Credit Suisse Group AG. 6 .442 08/11/28 3,938,761
9,750,000 g Credit Suisse Group AG. 9 .016 11/15/33 9,982,705
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,502,752
10,000,000 Ford Foundation 2 .815 06/01/70 5,832,798
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,042,226
8,300,000 ING Groep NV 4 .017 03/28/28 7,761,165
14,500,000 Morgan Stanley 0 .791 01/22/25 13,717,716
11,950,000 Morgan Stanley 0 .985 12/10/26 10,470,778
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,002,194

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 11,600,000 g,i NatWest Markets plc SOFR + 0.530% 4 .656% 08/12/24 $ 11,400,624
1,869,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,823,753
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,938,781
2,500,000 Reinvestment Fund, Inc 3 .366 11/01/24 2,408,677
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,729,110
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,671,698
2,945,000 g Starwood Property Trust, Inc 4 .375 01/15/27 2,577,097
3,000,000 Unilever Capital Corp 0 .626 08/12/24 2,809,945
5,528,000 Unilever Capital Corp 2 .125 09/06/29 4,678,500
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,784,278
9,425,000 Unilever Capital Corp 2 .625 08/12/51 6,076,126
3,450,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 3,235,262
5,425,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 4,991,123
10,000,000 g WLB Asset II D Pte Ltd 6 .500 12/21/26 9,934,233
1,925,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 1,878,751
TOTAL DIVERSIFIED FINANCIALS 215,540,939
ENERGY - 1 .8%
7,500,000 g Aker BP ASA 2 .875 01/15/26 6,928,489
10,000,000 g Aker BP ASA 4 .000 01/15/31 8,763,970
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,304,370
2,650,000 Cenovus Energy, Inc 2 .650 01/15/32 2,115,753
6,375,000 EQT Corp 6 .125 02/01/25 6,389,981
2,000,000 Equinor ASA 3 .700 03/01/24 1,971,217
7,725,000 Equinor ASA 2 .375 05/22/30 6,569,785
3,000,000 Equinor ASA 3 .950 05/15/43 2,506,476
9,110,000 Equinor ASA 3 .250 11/18/49 6,617,398
1,925,000 ONEOK, Inc 4 .000 07/13/27 1,811,054
7,246,000 ONEOK, Inc 3 .400 09/01/29 6,262,419
13,500,000 ONEOK, Inc 3 .100 03/15/30 11,313,124
3,350,000 ONEOK, Inc 4 .950 07/13/47 2,698,170
6,100,000 ONEOK, Inc 4 .450 09/01/49 4,532,732
11,700,000 g Santos Finance Ltd 3 .649 04/29/31 9,299,860
4,350,000 e,g Sunnova Energy Corp 5 .875 09/01/26 3,886,247
12,850,000 Total Capital International S.A. 2 .986 06/29/41 9,572,198
11,550,000 Total Capital International S.A. 3 .127 05/29/50 8,156,795
TOTAL ENERGY 105,700,038
FOOD & STAPLES RETAILING - 0 .4%
10,750,000 SYSCO Corp 2 .400 02/15/30 8,935,276
18,025,000 Walmart, Inc 1 .800 09/22/31 14,669,061
TOTAL FOOD & STAPLES RETAILING 23,604,337
FOOD, BEVERAGE & TOBACCO - 0 .5%
7,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 6,760,456
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,428,902
20,310,000 PepsiCo, Inc 2 .875 10/15/49 14,510,273
TOTAL FOOD, BEVERAGE & TOBACCO 30,699,631
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,573,953
10,385,000 Stanford Health Care 3 .027 08/15/51 6,826,157
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,400,110
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,842,199
12,125,000 Procter & Gamble Co 1 .200 10/29/30 9,513,429
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,355,628

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE - 0 .8%
$ 7,703,000 g AIA Group Ltd 3 .375% 04/07/30 $ 6,770,945
5,275,000 g Empower Finance 2020 LP 1 .357 09/17/27 4,404,117
9,735,000 First American Financial Corp 2 .400 08/15/31 7,113,694
4,975,000 g Five Corners Funding Trust 4 .419 11/15/23 4,932,147
12,075,000 g Five Corners Funding Trust II 2 .850 05/15/30 10,122,012
4,100,000 g Great-West Lifeco US Finance 2020 LP 0 .904 08/12/25 3,646,301
5,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 5,176,163
5,000,000 Progressive Corp 3 .700 01/26/45 3,867,952
TOTAL INSURANCE 46,033,331
MATERIALS - 0 .9%
550,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 477,886
10,250,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 9,559,150
1,434,000 International Paper Co 4 .800 06/15/44 1,238,376
2,795,000 g LG Chem Ltd 4 .375 07/14/25 2,705,176
5,940,000 g LG Chem Ltd 3 .625 04/15/29 5,421,616
5,000,000 Newmont Corp 2 .250 10/01/30 4,018,699
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,753,057
3,500,000 Sonoco Products Co 1 .800 02/01/25 3,252,362
5,525,000 Sonoco Products Co 2 .250 02/01/27 4,912,747
10,000,000 Teck Resources Ltd 3 .900 07/15/30 8,942,827
TOTAL MATERIALS 49,281,896
MEDIA & ENTERTAINMENT - 0 .4%
10,000,000 Alphabet, Inc 1 .100 08/15/30 7,825,765
2,850,000 Paramount Global 6 .375 03/30/62 2,329,901
9,100,000 g RGA Global Funding 2 .700 01/18/29 7,707,243
3,960,000 Tote Shipholdings LLC 3 .400 10/16/40 3,530,198
2,620,000 Tote Shipholdings LLC 3 .450 01/22/41 2,344,702
TOTAL MEDIA & ENTERTAINMENT 23,737,809
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
4,800,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,300,163
10,000,000 Bristol-Myers Squibb Co 3 .550 03/15/42 8,116,483
5,350,000 Gilead Sciences, Inc 2 .600 10/01/40 3,732,648
14,150,000 Gilead Sciences, Inc 2 .800 10/01/50 9,046,589
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,248,258
8,800,000 Merck & Co, Inc 2 .750 12/10/51 5,879,623
7,000,000 PerkinElmer, Inc 2 .250 09/15/31 5,484,700
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,334,855
14,681,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 11,983,357
8,500,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 5,732,730
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 67,859,406
REAL ESTATE - 0 .9%
6,225,000 Brandywine Operating Partnership LP 3 .950 11/15/27 5,224,980
8,800,000 Federal Realty Investment Trust 1 .250 02/15/26 7,750,380
8,500,000 g HAT Holdings I LLC 3 .375 06/15/26 7,384,800
3,335,000 g HAT Holdings I LLC 3 .750 09/15/30 2,450,611
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 2,983,360
4,725,000 Kilroy Realty LP 3 .450 12/15/24 4,522,591
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,391,019
5,442,000 Piedmont Operating Partnership LP 3 .400 06/01/23 5,389,810
9,157,000 Regency Centers LP 3 .750 06/15/24 8,880,616
TOTAL REAL ESTATE 50,978,167
RETAILING - 0 .1%
2,800,000 Advance Auto Parts, Inc 1 .750 10/01/27 2,349,780

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 5,525,000 Lowe's Cos, Inc 2 .800% 09/15/41 $ 3,759,770
TOTAL RETAILING 6,109,550
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .3%
10,050,000 e Intel Corp 4 .150 08/05/32 9,396,355
8,158,000 NXP BV 3 .400 05/01/30 7,049,688
2,850,000 g SK Hynix, Inc 2 .375 01/19/31 2,089,520
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 18,535,563
SOFTWARE & SERVICES - 0 .6%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,596,177
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,246,743
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 10,062,855
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,275,141
10,000,000 Visa, Inc 1 .100 02/15/31 7,659,573
TOTAL SOFTWARE & SERVICES 34,840,489
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .2%
3,839,000 Apple, Inc 2 .850 02/23/23 3,828,432
5,750,000 Apple, Inc 3 .000 06/20/27 5,414,877
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,243,309
TELECOMMUNICATION SERVICES - 0 .7%
9,000,000 i Verizon Communications, Inc SOFR + 0.790% 5 .113 03/20/26 8,773,269
14,225,000 Verizon Communications, Inc 2 .550 03/21/31 11,698,051
22,950,000 Verizon Communications, Inc 3 .400 03/22/41 17,256,161
2,200,000 Vodafone Group plc 4 .125 06/04/81 1,632,865
TOTAL TELECOMMUNICATION SERVICES 39,360,346
UTILITIES - 8 .3%
8,500,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 6,885,000
12,350,000 Ameren Illinois Co 2 .900 06/15/51 8,214,887
3,605,000 Arizona Public Service Co 3 .750 05/15/46 2,544,851
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,662,934
5,420,000 g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 4,804,745
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,197,052
7,500,000 Avangrid, Inc 3 .800 06/01/29 6,815,188
5,025,000 Avista Corp 4 .350 06/01/48 4,168,595
5,025,000 g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 4,372,751
7,050,000 g Brooklyn Union Gas Co 4 .632 08/05/27 6,724,206
10,000,000 g Brooklyn Union Gas Co 4 .866 08/05/32 9,343,105
10,000,000 g Brooklyn Union Gas Co 4 .487 03/04/49 7,635,868
9,850,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,167,644
7,350,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 5,408,800
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,638,126
8,850,000 g Colbun S.A. 3 .150 01/19/32 7,455,594
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 9,279,018
6,475,000 g Consorcio Transmantaro SA 4 .700 04/16/34 5,892,245
9,350,000 Consumers Energy Co 2 .500 05/01/60 5,233,344
5,448,359 g Continental Wind LLC 6 .000 02/28/33 5,455,688
4,421,475 g Continuum Energy Levanter Pte Ltd 4 .500 02/09/27 3,967,806
7,115,000 Dominion Energy, Inc 3 .600 03/15/27 6,686,699
8,325,000 Dominion Energy, Inc 4 .350 N/A‡ 6,992,446
4,850,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 4,673,350
11,725,000 DTE Electric Co 1 .900 04/01/28 10,188,817
9,025,000 DTE Electric Co 3 .250 04/01/51 6,456,819
12,000,000 DTE Energy Co 2 .850 10/01/26 11,055,639
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,546,157
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 920,515
8,850,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 8,430,137

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 7,059,000 g Electricite de France S.A. 3 .625% 10/13/25 $ 6,803,931
8,500,000 Essential Utilities, Inc 2 .704 04/15/30 7,129,253
7,800,000 Essential Utilities, Inc 3 .351 04/15/50 5,326,627
4,250,000 Evergy, Inc 2 .550 07/01/26 3,914,579
8,882,000 Georgia Power Co 3 .250 04/01/26 8,397,310
250,000 Georgia Power Co 3 .250 03/15/51 172,031
8,700,000 Georgia Power Co 5 .125 05/15/52 8,155,485
8,096,850 g India Cleantech Energy 4 .700 08/10/26 6,917,083
9,700,000 Interstate Power & Light Co 3 .500 09/30/49 6,907,279
7,925,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 7,890,879
14,750,000 g Liberty Utilities Finance GP 2 .050 09/15/30 11,080,659
2,498,000 g Massachusetts Electric Co 1 .729 11/24/30 1,881,841
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,436,506
12,626,000 National Fuel Gas Co 5 .500 01/15/26 12,560,995
200,000 National Fuel Gas Co 3 .950 09/15/27 184,560
3,400,000 National Fuel Gas Co 4 .750 09/01/28 3,177,792
11,274,000 National Fuel Gas Co 2 .950 03/01/31 8,834,877
11,250,000 g New York State Electric & Gas Corp 2 .150 10/01/31 8,765,926
10,500,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 8,300,106
750,000 g Niagara Mohawk Power Corp 4 .278 10/01/34 648,631
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,251,232
10,750,000 PacifiCorp 2 .900 06/15/52 7,017,483
7,650,000 PacifiCorp 5 .350 12/01/53 7,571,193
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,732,540
3,625,000 Public Service Co of Colorado 3 .200 03/01/50 2,571,254
2,975,000 Public Service Co of New Hampshire 3 .600 07/01/49 2,282,603
6,150,000 Public Service Electric & Gas Co 3 .200 08/01/49 4,390,126
7,500,000 San Diego Gas & Electric Co 4 .150 05/15/48 6,252,708
13,988,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,447,051
3,145,710 SCE Recovery Funding LLC 1 .977 11/15/28 2,862,752
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,551,223
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,894,594
5,000,000 Sempra Energy 4 .875 N/A‡ 4,623,400
6,250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,398,870
2,254,674 g Solar Star Funding LLC 3 .950 06/30/35 1,935,914
4,523,320 g Solar Star Funding LLC 5 .375 06/30/35 4,396,628
750,000 Southern California Edison Co 2 .750 02/01/32 627,951
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,557,153
9,538,000 Southern Power Co 4 .150 12/01/25 9,347,947
9,975,000 Southwestern Electric Power Co 3 .250 11/01/51 6,557,574
2,875,000 Southwestern Public Service Co 3 .750 06/15/49 2,199,924
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 12,779,205
4,702,640 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,436,313
15,643,058 g Sweihan PV Power Co PJSC 3 .625 01/31/49 12,533,530
5,000,000 g TerraForm Power Operating LLC 5 .000 01/31/28 4,499,950
7,175,636 g Topaz Solar Farms LLC 4 .875 09/30/39 6,332,499
775,359 g Topaz Solar Farms LLC 5 .750 09/30/39 734,653
2,775,000 TransAlta Corp 7 .750 11/15/29 2,834,056
8,083,302 g UEP Penonome II S.A. 6 .500 10/01/38 5,910,915
15,000,000 Union Electric Co 2 .150 03/15/32 11,855,659
16,400,000 Union Electric Co 2 .625 03/15/51 10,333,591
3,625,000 g Vistra Corp 7 .000 N/A‡ 3,298,508
TOTAL UTILITIES 481,323,375
TOTAL CORPORATE BONDS 1,660,624,113
(Cost $1,983,242,441)
GOVERNMENT BONDS - 55 .5%
AGENCY SECURITIES - 4 .6%
1,451,000 Canal Barge Co, Inc 4 .500 11/12/34 1,422,576

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 13,014,095 Crowley Conro LLC 4 .181% 08/15/43 $ 12,137,512
383,181 Ethiopian Leasing LLC 2 .566 08/14/26 358,978
111,177 Excalibur One 77B LLC 1 .492 01/01/25 107,101
23,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 22,681,857
18,700,000 FHLMC 0 .250 08/24/23 18,155,526
13,600,000 FHLMC 0 .250 09/08/23 13,190,787
22,692,000 e FHLMC 0 .250 12/04/23 21,751,084
25,000,000 FHLMC 1 .540 08/17/35 17,103,122
17,500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 17,089,618
8,600,000 FNMA 0 .625 04/22/25 7,901,195
16,800,000 e FNMA 0 .875 08/05/30 13,335,690
9,000,000 FNMA 1 .625 08/24/35 6,254,837
7,909,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 7,626,519
4,088,657 HNA LLC 2 .369 09/18/27 3,826,203
415,500 i Housing and Urban Development Corp Ltd LIBOR 6 M + 0.035% 3 .872 09/15/30 412,091
416,665 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 4 .915 08/19/23 416,271
416,662 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 4 .993 09/22/23 415,877
751,478 Overseas Private Investment Corp (OPIC) 2 .040 12/15/26 724,653
3,856,966 OPIC 3 .220 09/15/29 3,645,396
4,825,146 OPIC 1 .790 10/15/29 4,328,071
12,062,864 OPIC 2 .360 10/15/29 11,046,847
828,800 OPIC 4 .140 05/15/30 810,665
8,881,527 OPIC 3 .430 06/01/33 8,293,118
5,429,160 OPIC 2 .040 06/15/35 4,616,205
9,596,522 OPIC 2 .290 07/15/38 8,068,446
5,278,087 OPIC 2 .450 07/15/38 4,491,934
1,765,000 Private Export Funding Corp (PEFCO) 3 .250 06/15/25 1,698,983
12,080,640 Thirax  LLC 0 .968 01/14/33 9,935,887
3,781,127 Thirax 2 LLC 2 .320 01/22/34 3,272,812
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,540,981
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 876,479
1,487,754 United States International Development Finance Corp 1 .050 10/15/29 1,297,851
4,126,504 United States International Development Finance Corp 1 .670 07/15/38 3,307,791
2,500,000 US Department of Housing and Urban Development
(HUD)
2 .618 08/01/23 2,469,284
2,000,000 HUD 2 .800 08/01/23 1,983,132
371,000 HUD 2 .910 08/01/23 368,107
2,257,000 HUD 2 .960 08/01/24 2,205,110
3,726,000 HUD 2 .870 08/01/27 3,480,211
420,000 HUD 5 .380 08/01/27 420,397
4,675,000 HUD 2 .985 08/01/28 4,360,743
1,931,000 HUD 3 .185 08/01/29 1,801,016
1,750,000 HUD 3 .585 08/01/37 1,482,836
791,667 VCM Lease S.A. 2 .516 09/28/27 743,962
4,262,000 Vessel Management Services, Inc 3 .432 08/15/36 3,834,692
7,970,000 Vessel Management Services, Inc 3 .477 01/16/37 7,191,675
2,883,070 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 5 .154 06/26/24 2,878,568
TOTAL AGENCY SECURITIES 265,362,696
FOREIGN GOVERNMENT BONDS - 7 .3%
12,750,000 African Development Bank 0 .750 04/03/23 12,627,058
11,850,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 10,546,534
1,000,000 e Asian Development Bank 2 .125 03/19/25 950,532
9,732,000 Asian Development Bank 1 .750 08/14/26 8,904,693
12,694,000 Asian Development Bank 3 .125 09/26/28 11,949,823
12,500,000 Asian Development Bank 1 .500 03/04/31 10,273,500
EUR 7,925,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,382,566
7,500,000 g BNG Bank NV 2 .625 02/27/24 7,306,490
CLP 9,475,000,000 g Bonos de la Tesoreria de la Republica en pesos 2 .300 10/01/28 9,408,538
8,500,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 7,616,170

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 4,750,000 g Caisse d'Amortissement de la Dette Sociale 1 .375% 01/20/31 $ 3,821,494
5,000,000 g Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,200,300
19,600,000 Canada Government International Bond 2 .875 04/28/25 18,955,786
7,000,000 g CDP Financial, Inc 1 .000 05/26/26 6,221,099
6,625,000 Council Of Europe Development Bank 3 .000 06/16/25 6,399,871
12,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 11,865,683
15,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 14,246,136
1,000,000 European Bank for Reconstruction & Development 1 .500 02/13/25 940,000
1,250,000 European Investment Bank 2 .375 05/24/27 1,160,676
3,725,000 European Investment Bank 0 .625 10/21/27 3,159,657
3,750,000 e European Investment Bank 3 .250 11/15/27 3,604,523
10,500,000 European Investment Bank 1 .625 10/09/29 8,984,536
10,279,000 European Investment Bank 0 .750 09/23/30 8,063,408
9,300,000 g European Stability Mechanism 1 .375 09/11/24 8,803,027
10,875,000 Export Development Canada 3 .375 08/26/25 10,587,298
3,968,000 Hydro-Quebec 8 .050 07/07/24 4,147,684
2,500,000 Inter-American Development Bank 1 .125 01/13/31 1,996,975
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,174,871
3,215,000 i International Bank for Reconstruction & Development 4 .696 06/17/24 3,225,609
14,000,000 International Bank for Reconstruction & Development 0 .625 04/22/25 12,842,900
4,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 4,588,881
25,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 21,898,500
3,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 2,455,527
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,360,316
10,450,000 g International Development Association 2 .750 04/24/23 10,387,292
3,250,000 e International Finance Corp 2 .125 04/07/26 3,034,922
3,350,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 3,304,809
8,750,000 e Japan International Cooperation Agency 1 .750 04/28/31 7,054,885
6,000,000 g Kommunalbanken AS. 2 .125 02/11/25 5,709,917
7,445,000 g Korea Electric Power Corp 1 .125 06/15/25 6,743,830
9,200,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 5 .103 02/12/24 9,290,977
11,750,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 11,135,945
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,474,064
3,586,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 2,800,390
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,431,353
10,000,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 9,457,450
7,750,000 g Nederlandse Waterschapsbank NV 2 .375 03/24/26 7,264,773
11,250,000 g OMERS Finance Trust 3 .500 04/19/32 10,142,824
8,000,000 g OMERS Finance Trust 4 .000 04/19/52 6,364,188
6,000,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 5,985,000
5,900,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 5,826,250
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,687,105
15,000,000 Province of Quebec Canada 1 .900 04/21/31 12,436,950
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,301,346
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 7,597,386
4,250,000 Seychelles International Bond 6 .500 10/11/28 3,506,590
TOTAL FOREIGN GOVERNMENT BONDS 420,608,907
MORTGAGE BACKED - 22 .8%
2,300,000 g,i Connecticut Avenue Securities Trust 5 .828 12/25/41 2,187,535
3,000,000 g,i Connecticut Avenue Securities Trust 8 .428 01/25/42 2,848,370
6,340,000 g,i Connecticut Avenue Securities Trust 7 .028 03/25/42 6,325,199
12,180,000 g,i Connecticut Avenue Securities Trust 7 .778 05/25/42 12,449,736
11,540,000 g,i Connecticut Avenue Securities Trust 8 .594 06/25/42 12,112,982
5,448,749 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,564,582
6,875,000 FHLMC 3 .740 06/01/37 6,139,846
8,334,619 FHLMC 4 .500 11/01/37 8,279,765
85,621 FHLMC 4 .000 06/01/42 82,138
490,934 i FHLMC LIBOR 1 M + 5.920% 1 .602 03/15/44 43,084
784,615 i FHLMC LIBOR 1 M + 9.920% 3 .011 06/15/48 733,247

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 689,989 i FHLMC LIBOR 1 M + 9.840% 2 .931% 10/15/48 $ 627,871
2,286,076 FHLMC 3 .000 11/01/49 2,038,420
8,587,146 FHLMC 2 .000 09/25/50 1,011,132
14,992,599 FHLMC 2 .500 02/25/51 2,370,984
409,834 FHLMC 3 .000 11/01/51 364,294
8,898,668 FHLMC 3 .000 11/01/51 7,941,982
1,093,521 FHLMC 3 .000 11/01/51 979,933
1,600,840 FHLMC 3 .000 11/01/51 1,428,734
18,485,058 FHLMC 2 .000 02/01/52 15,149,828
20,231,539 FHLMC 2 .500 02/01/52 17,248,366
14,150,617 FHLMC 2 .500 03/01/52 12,064,014
2,324,304 FHLMC 3 .000 04/01/52 2,050,207
20,391,968 h FHLMC 3 .500 05/01/52 18,544,607
7,808,166 FHLMC 3 .500 06/01/52 7,126,411
9,534,392 FHLMC 4 .500 06/01/52 9,177,399
9,157,573 FHLMC 4 .500 07/01/52 8,814,893
1,348,070 FHLMC 4 .000 08/25/52 1,153,120
11,062,723 FHLMC 6 .000 11/01/52 11,232,485
93,242 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 95,328
86,845 FGLMC 4 .500 12/01/43 85,985
81,116 FGLMC 4 .500 02/01/44 80,315
759,439 FGLMC 5 .000 08/01/44 775,975
140,354 FGLMC 3 .500 04/01/45 131,024
3,080,386 FGLMC 3 .500 08/01/45 2,872,668
1,688,480 FGLMC 3 .500 02/01/47 1,578,492
213,754 FGLMC 4 .500 06/01/47 211,816
323,500 FGLMC 4 .000 09/01/47 309,444
67,319 FGLMC 3 .500 12/01/47 62,627
1,416,357 FGLMC 4 .500 08/01/48 1,400,301
66,547 Federal National Mortgage Association (FNMA) 3 .500 07/01/26 65,324
4,168,553 i FNMA 2 .759 02/25/27 3,925,291
9,084,732 i FNMA 3 .302 06/25/28 8,636,055
15,250,000 i FNMA 1 .467 11/25/30 12,184,056
15,500,000 i FNMA 1 .246 01/25/31 12,161,765
274,242 FNMA 3 .500 05/01/32 267,812
3,954,283 FNMA 3 .000 10/01/32 3,763,019
16,742 FNMA 2 .500 10/01/36 15,361
10,385,033 FNMA 3 .500 10/01/37 9,934,741
16,950,924 FNMA 4 .000 11/01/37 16,543,513
124,187 FNMA 5 .500 11/01/38 128,782
3,561,041 FNMA 3 .000 05/01/40 3,232,907
1,004,512 FNMA 3 .500 05/01/40 937,857
275,056 FNMA 5 .000 09/01/40 278,530
445,956 FNMA 5 .000 04/01/41 451,586
13,091,778 FNMA 2 .000 03/01/42 11,035,347
1,396,278 FNMA 4 .000 09/01/42 1,337,827
648,733 i FNMA LIBOR 1 M + 5.950% 1 .561 09/25/43 64,511
43,107 FNMA 4 .500 06/01/44 42,347
254,860 FNMA 4 .500 06/01/44 250,106
109,621 FNMA 4 .500 08/01/44 107,578
208,894 FNMA 4 .500 11/01/44 205,013
596,692 FNMA 4 .000 01/01/45 570,129
217,020 FNMA 4 .500 03/01/45 213,197
625,919 FNMA 3 .500 01/01/46 581,890
702,179 FNMA 4 .000 04/01/46 671,079
899,900 FNMA 3 .500 06/01/46 835,673
1,263,049 FNMA 3 .500 07/01/46 1,173,035
1,739,192 FNMA 3 .500 07/01/46 1,627,319
1,885,076 FNMA 3 .500 08/01/46 1,750,537
2,431,920 FNMA 3 .000 10/01/46 2,153,651

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 127,705 FNMA 4 .500% 05/01/47 $ 126,598
500,370 FNMA 4 .000 10/01/47 477,490
4,139,814 FNMA 3 .500 11/01/47 3,867,509
247,928 FNMA 4 .500 11/01/47 243,707
96,530 FNMA 3 .500 01/01/48 89,735
3,174,266 FNMA 3 .500 01/01/48 2,943,475
880,012 FNMA 4 .500 01/01/48 866,523
234,836 FNMA 4 .500 02/01/48 231,503
934,889 FNMA 4 .500 03/01/48 921,092
629,805 FNMA 4 .500 05/01/48 621,224
441,354 FNMA 4 .500 05/01/48 435,341
230,234 FNMA 5 .000 08/01/48 231,739
10,628,923 FNMA 4 .500 10/01/48 10,804,329
14,727,978 FNMA 3 .000 07/01/50 13,116,154
4,587,446 FNMA 2 .000 08/25/50 648,378
13,044,607 FNMA 2 .500 11/25/50 1,898,019
4,443,338 FNMA 3 .000 12/25/50 699,553
4,372,283 FNMA 3 .000 02/25/51 893,066
34,189,725 FNMA 2 .000 04/01/51 27,916,164
2,245,267 FNMA 3 .000 09/01/51 1,997,176
4,722,907 FNMA 2 .500 11/25/51 640,340
14,343,351 FNMA 2 .000 12/01/51 11,753,610
709,529 FNMA 3 .000 01/01/52 626,631
17,553,196 FNMA 2 .000 02/01/52 14,337,981
12,808,888 FNMA 2 .500 02/01/52 10,920,094
21,951,766 FNMA 2 .500 02/01/52 18,714,924
8,514,497 FNMA 2 .500 02/01/52 7,249,763
7,958,930 FNMA 3 .500 02/01/52 7,300,065
4,131,991 FNMA 2 .000 03/01/52 3,374,485
20,723,069 FNMA 2 .000 03/01/52 16,966,213
1,886,430 FNMA 2 .500 04/01/52 1,608,302
2,773,612 FNMA 3 .000 04/01/52 2,445,883
20,546,431 FNMA 3 .000 04/01/52 18,114,965
3,676,300 FNMA 3 .000 04/01/52 3,241,897
38,480,291 FNMA 3 .000 04/01/52 33,942,445
24,060,495 FNMA 3 .000 04/01/52 21,218,225
1,395,341 FNMA 3 .500 04/01/52 1,268,071
12,318,632 FNMA 3 .500 05/01/52 11,195,147
24,736,917 h FNMA 3 .500 05/01/52 22,474,024
22,529,929 FNMA 4 .000 05/01/52 21,143,317
16,767,784 FNMA 3 .500 06/01/52 15,284,082
10,854,608 FNMA 4 .000 06/01/52 10,182,056
4,740,420 FNMA 4 .500 06/01/52 4,562,375
19,330,827 FNMA 4 .000 07/01/52 18,139,045
3,424,066 FNMA 4 .000 07/01/52 3,211,905
4,070,037 FNMA 4 .500 07/01/52 3,918,164
27,053,526 FNMA 4 .500 07/01/52 26,041,917
28,044,222 FNMA 5 .000 08/01/52 27,656,391
2,200,801 FNMA 4 .500 08/25/52 1,943,035
6,725,208 FNMA 3 .500 09/01/52 6,111,218
19,402,006 h FNMA 4 .000 09/01/52 18,199,800
156,196,469 h FNMA 4 .500 09/01/52 150,351,753
5,269,599 FNMA 5 .000 09/01/52 5,196,724
1,926,477 FNMA 4 .000 09/25/52 1,712,685
1,692,378 FNMA 4 .000 09/25/52 1,481,315
116,256,479 h FNMA 4 .000 10/01/52 109,052,963
49,610,793 h FNMA 5 .000 10/01/52 48,924,712
1,618,068 FNMA 4 .500 10/25/52 1,538,108
1,845,608 FNMA 4 .500 10/25/52 1,762,712
3,052,793 FNMA 5 .500 11/25/52 3,023,908

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 11,045,371 h FNMA 5 .500% 12/01/52 $ 11,075,018
11,650,000 Freddie Mac Multifamily Variable Rate Certificate 2 .875 07/25/36 10,034,813
1,900,000 g,i Freddie Mac STACR REMIC Trust 7 .328 10/25/41 1,776,657
1,270,000 g,i Freddie Mac STACR REMIC Trust 7 .428 03/25/42 1,261,281
15,185,000 g,i Freddie Mac STACR REMIC Trust 7 .278 05/25/42 15,287,172
975,000 g,i Freddie Mac STACR REMIC Trust 7 .478 08/25/42 968,385
6,385,000 g,i Freddie Mac STACR REMIC Trust 7 .628 09/25/42 6,520,241
1,679,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .228 08/25/33 1,661,116
3,180,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .647 11/25/41 2,963,579
11,790,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .328 02/25/42 11,481,801
12,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 8 .428 06/25/42 13,192,500
5,020,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 7 .928 07/25/42 5,066,754
586,651 Government National Mortgage Association (GNMA) 2 .690 06/15/33 528,802
29,926 GNMA 5 .000 06/20/42 30,436
8,384,023 GNMA 2 .500 12/20/43 7,511,215
11,475,298 GNMA 2 .750 01/15/45 10,217,722
546,053 GNMA 4 .000 06/20/46 75,444
2,589,505 GNMA 3 .500 12/20/46 2,415,008
1,763,848 GNMA 3 .500 01/20/47 1,646,987
3,304,468 i GNMA LIBOR 1 M + 6.100% 1 .747 03/20/50 384,760
1,544,670 GNMA 3 .500 10/20/50 1,428,956
4,859,737 GNMA 3 .000 07/20/51 4,348,797
4,587,302 GNMA 2 .500 02/20/52 3,799,064
13,165,802 GNMA 2 .500 05/20/52 11,406,230
62,719,449 GNMA 3 .000 05/20/52 55,847,321
17,437,837 GNMA 3 .500 07/20/52 16,022,812
2,277,583 GNMA 4 .000 07/20/52 1,930,545
7,660,502 GNMA 4 .000 08/20/52 7,249,471
9,704,205 h GNMA 4 .000 09/20/52 9,183,510
4,030,056 GNMA 4 .500 09/20/52 3,645,593
3,283,666 GNMA 4 .500 09/20/52 3,073,945
2,741,180 GNMA 4 .500 09/20/52 2,569,544
6,733,491 h GNMA 5 .000 11/20/52 6,673,825
17,000,000 h GNMA 4 .500 12/20/52 16,493,058
4,248,237 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,266,549
3,771,060 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,253,356
3,562,304 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 3,070,682
1,127,948 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 853,280
2,444,311 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 2,048,773
2,890,951 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 2,311,549
5,833,478 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 4,514,524
2,856,331 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 2,439,031
9,208,120 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 7,523,152
4,704,871 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 3,755,481
4,033,596 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 3,225,186
TOTAL MORTGAGE BACKED 1,317,734,927
MUNICIPAL BONDS - 7 .0%
2,000,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,933,273
3,000,000 California Earthquake Authority 1 .477 07/01/23 2,949,661
950,000 California Health Facilities Financing Authority 4 .353 06/01/41 842,047
145,000 g California Municipal Finance Authority 4 .250 11/01/23 142,859
6,400,000 g California Municipal Finance Authority 6 .375 11/15/48 5,455,521
5,825,000 California Municipal Finance Authority 3 .594 08/15/51 3,848,769
12,250,000 Chicago Housing Authority 4 .361 01/01/38 10,979,605
16,465,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 17,424,495
1,000,000 Chicago Park District 4 .095 01/01/26 970,626
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 554,868
1,350,000 Chula Vista Municipal Financing Authority 3 .975 12/01/38 1,151,296

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 740,000 Chula Vista Municipal Financing Authority 4 .075% 12/01/41 $ 612,800
4,300,000 Chula Vista Municipal Financing Authority 4 .275 12/01/48 3,457,096
5,730,000 City & County of Honolulu HI 3 .944 09/01/34 5,199,922
935,000 City & County of San Francisco CA 3 .700 04/01/34 835,828
440,000 City & County of San Francisco CA 3 .750 04/01/35 390,247
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,872,862
5,405,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 4,531,259
4,610,000 City & County of San Francisco CA Community Facilities
District
4 .221 09/01/39 3,979,202
5,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 3,776,360
7,805,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 5,191,646
1,225,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 1,238,089
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,611,882
8,885,000 City of Berkeley CA 3 .750 09/01/43 6,956,280
2,490,000 City of Chicago IL 7 .750 01/01/42 2,619,047
510,000 City of Chicago IL 7 .750 01/01/42 518,545
650,000 City of Detroit MI 2 .511 04/01/25 604,891
745,000 City of Detroit MI 2 .711 04/01/26 675,731
525,000 City of Detroit MI 3 .644 04/01/34 430,012
2,750,000 City of Florence SC 4 .250 12/01/34 2,555,623
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,280,418
9,060,000 City of Los Angeles CA 3 .880 09/01/38 7,904,508
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,677,327
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 4,907,164
870,000 g City of Miami FL 4 .808 01/01/39 797,195
170,000 City of Mount Shasta CA 4 .000 08/01/29 182,375
190,000 City of Mount Shasta CA 3 .000 08/01/32 188,211
2,685,000 City of Oakland CA 1 .830 01/15/27 2,374,034
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,051,297
12,615,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 10,331,733
22,705,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 16,972,505
5,750,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 4,688,305
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,216,607
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,326,525
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,262,418
360,000 Clean Water Services 5 .701 10/01/30 373,408
2,730,000 Commonwealth Financing Authority 3 .864 06/01/38 2,399,611
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,009,668
5,000,000 County of Alameda CA 3 .820 08/01/38 4,314,149
4,500,000 g County of Fond Du Lac WI 5 .569 11/01/51 4,226,777
3,500,000 g County of Gallatin MT 11 .500 09/01/27 3,645,460
12,020,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490 10/01/42 9,654,071
1,495,000 County of Saline AR 4 .000 06/01/37 1,311,991
3,500,000 District of Columbia 3 .432 04/01/42 2,602,421
1,900,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 1,650,231
1,550,000 g Finance Authority of Maine 5 .375 12/15/33 13,718
500,000 Finance Authority of Maine 5 .250 06/15/34 4,410
6,550,000 g Florida Development Finance Corp 7 .250 07/01/57 6,531,851
20,000,000 Grant County Public Utility District No 2 2 .918 01/01/40 14,832,632
9,405,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,201,397
9,375,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 7,217,019

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 13,265,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473% 07/01/41 $ 10,648,382
1,180,000 Idaho State Building Authority 3 .202 09/01/37 943,465
3,105,000 Jackson County Industrial Development Authority 4 .250 05/01/39 2,762,007
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,865,063
450,000 Klickitat County Public Utilities 3 .688 12/01/38 371,103
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 954,324
7,690,000 Los Angeles Community College District 2 .106 08/01/32 6,159,258
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,062,693
2,490,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,148,206
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,566,451
3,455,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,449,132
2,705,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 2,714,925
6,000,000 Massachusetts Water Resources Authority 3 .104 08/01/39 4,609,592
10,735,000 Metropolitan Transportation Authority 5 .175 11/15/49 9,301,248
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,124,792
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,019,190
1,370,000 New York State Energy Research & Development
Authority
2 .465 10/01/26 1,232,282
1,210,000 New York State Energy Research & Development
Authority
2 .665 10/01/27 1,064,552
1,045,000 New York State Energy Research & Development
Authority
2 .879 10/01/28 904,020
215,000 New York State Energy Research & Development
Authority
4 .577 04/01/35 207,585
2,115,000 New York State Environmental Facilities Corp 3 .420 07/15/26 2,026,129
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,608,146
1,500,000 g Ohio Air Quality Development Authority 4 .250 01/15/38 1,391,079
2,000,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 1,756,953
13,180,000 Ohio State Water Development Authority 4 .879 12/01/34 13,067,465
5,750,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 419,750
2,000,000 †,q Oregon State Business Development Commission 11 .500 04/01/31 120,000
2,665,000 Papio-Missouri River Natural Resource District 2 .198 12/15/25 2,481,855
2,080,000 Papio-Missouri River Natural Resource District 2 .318 12/15/26 1,897,714
3,250,000 Papio-Missouri River Natural Resource District 2 .482 12/15/27 2,915,235
2,725,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 2,677,477
6,920,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 6,441,420
275,000 Pharr Economic Development Corp 3 .216 08/15/27 255,606
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,007,981
405,000 Public Finance Authority 15 .000 02/01/23 404,733
1,735,000 g Public Finance Authority 7 .500 06/01/29 1,704,515
300,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 274,144
1,750,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,296,631
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 828,535
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 1,135,514
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500 10/01/51 5,314,556
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 966,576
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 828,401
250,000 Sangamon County Water Reclamation District 2 .507 01/01/29 221,720
2,500,000 Sangamon County Water Reclamation District 2 .907 01/01/34 1,947,310
2,050,000 Sangamon County Water Reclamation District 3 .272 01/01/37 1,550,603
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,812,985
1,000,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 814,224
1,900,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,912,077
1,000,000 South Davis Sewer District 4 .125 12/01/32 934,755
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,012,526
2,090,000 State of California 4 .600 04/01/38 1,971,374

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 2,480,000 State of California 4 .988% 04/01/39 $ 2,406,628
2,305,799 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 2,148,070
1,000,000 State of Texas 3 .726 08/01/43 992,868
6,625,000 Stockton Public Financing Authority 3 .610 10/01/40 5,273,118
2,400,000 g Syracuse Industrial Development Agency 5 .000 01/01/36 1,622,807
1,000,000 Texas Water Development Board 3 .500 10/15/37 858,647
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,722,971
3,000,000 Texas Water Development Board 3 .700 10/15/47 2,357,154
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,728,182
2,000,000 University of New Mexico 3 .532 06/20/32 1,827,888
4,400,000 Upper Santa Clara Valley Joint Powers Authority 3 .875 08/01/48 3,458,313
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,539,707
750,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 663,123
750,000 Village of Bellwood IL 5 .375 12/01/32 691,750
4,460,000 Village of Bellwood IL 6 .000 12/01/50 3,674,588
1,000,000 g Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 931,284
1,250,000 g Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,103,859
530,000 Washington County Clean Water Services 5 .078 10/01/24 533,866
1,905,000 †,g,q Washington Economic Development Finance Authority 7 .500 01/01/32 764,096
650,000 Yuba City Public Financing Authority 3 .960 06/01/32 605,169
1,500,000 Yuba City Public Financing Authority 4 .320 06/01/42 1,315,988
TOTAL MUNICIPAL BONDS 407,786,113
U.S. TREASURY SECURITIES - 13 .8%
2,500,000 United States Treasury Bond 3 .125 05/15/48 2,101,074
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,058,789
14,517,375 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 13,980,219
1,092,000 United States Treasury Note 1 .875 08/31/24 1,044,481
25,180,000 United States Treasury Note 4 .250 12/31/24 25,092,460
620,000 United States Treasury Note 2 .875 04/30/25 599,971
12,829,000 United States Treasury Note 4 .000 12/15/25 12,746,814
3,235,000 United States Treasury Note 0 .500 10/31/27 2,736,229
91,276,000 United States Treasury Note 4 .125 10/31/27 91,611,154
6,025,000 United States Treasury Note 0 .625 11/30/27 5,116,072
285,000 United States Treasury Note 3 .875 12/31/27 283,352
46,750,000 United States Treasury Note 1 .125 08/31/28 39,916,465
9,000,000 United States Treasury Note 1 .375 10/31/28 7,768,477
32,670,000 United States Treasury Note 4 .000 10/31/29 32,680,209
5,780,000 United States Treasury Note 3 .875 12/31/29 5,751,100
281,273,400 United States Treasury Note 4 .125 11/15/32 287,030,715
14,543,000 United States Treasury Note 1 .875 02/15/41 10,278,947
9,700,000 United States Treasury Note 2 .250 05/15/41 7,292,051
116,487,800 j United States Treasury Note 2 .375 02/15/42 88,940,255
43,723,000 e United States Treasury Note 4 .000 11/15/42 42,807,550
31,783,000 United States Treasury Note 2 .250 02/15/52 22,101,600
114,464,000 United States Treasury Note 3 .000 08/15/52 94,307,605
TOTAL U.S. TREASURY SECURITIES 796,245,589
TOTAL GOVERNMENT BONDS 3,207,738,232
(Cost $3,470,737,931)
STRUCTURED ASSETS - 13 .5%
ASSET BACKED - 4 .7%
450,000 g AMSR Trust 3 .148 01/19/39 398,234
Series - 2019 SFR1 (Class C)
400,000 g AMSR Trust 3 .247 01/19/39 351,623
Series - 2019 SFR1 (Class D)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,500,000 g,i BFLD Trust LIBOR 1 M + 2.100% 6 .418% 10/15/35 $ 2,225,123
Series - 2020 EYP (Class C)
97,859 i C-BASS Trust LIBOR 1 M + 0.160% 3 .039 07/25/36 92,479
Series - 2006 CB6 (Class A1)
1,447,025 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 3,618
Series - 2007 1A (Class A2)
2,078,646 Delta Air Lines Pass Through Trust 4 .250 07/30/23 2,037,561
Series - 2015 1 (Class B)
2,850,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 2,777,785
Series - 2019 1 (Class AA)
13,700,000 Delta Air Lines Pass Through Trust 3 .404 04/25/24 13,088,527
Series - 2019 1 (Class A)
6,548,967 Delta Air Lines Pass Through Trust 2 .000 06/10/28 5,576,796
Series - 2020 1 (Class AA)
16,178,747 Delta Air Lines Pass Through Trust 2 .500 06/10/28 13,738,597
Series - 2020 1 (Class A)
846,000 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 806,191
Series - 2015 1A (Class A2II)
768,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 726,974
Series - 2018 1A (Class A2I)
211,248 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .489 05/25/37 207,517
Series - 2007 2 (Class A2C)
3,432,673 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,440,583
Series - 2021 3CS (Class A)
3,736,341 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,846,574
Series - 2021 4GS (Class A)
13,633,447 g GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 9,892,668
Series - 2021 5CS (Class A)
4,836,093 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 3,404,831
Series - 2021 5CS (Class B)
4,817,937 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,691,580
Series - 2022 1GS (Class A)
3,173,052 g GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,323,049
Series - 2022 1GS (Class B)
15,125,719 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 13,998,908
Series - 2022 3CS (Class A)
3,250,000 g Grace Trust 2 .347 12/10/40 2,499,217
Series - 2020 GRCE (Class A)
7,789,000 g GSCG Trust 2 .936 09/06/34 7,071,839
Series - 2019 600C (Class A)
635,844 g HERO Funding Trust 3 .840 09/21/40 599,085
Series - 2015 1A (Class A)
153,164 g HERO Funding Trust 3 .990 09/21/40 143,033
Series - 2014 2A (Class A)
743,146 g HERO Funding Trust 3 .750 09/20/41 725,763
Series - 2016 2A (Class A)
601,071 g HERO Funding Trust 4 .050 09/20/41 571,105
Series - 2016 1A (Class A)
1,496,292 g HERO Funding Trust 3 .080 09/20/42 1,398,822
Series - 2016 3A (Class A1)
1,349,969 g HERO Funding Trust 3 .910 09/20/42 1,271,033
Series - 2016 3A (Class A2)
1,382,856 g HERO Funding Trust 3 .570 09/20/47 1,308,260
Series - 2016 4A (Class A1)
1,381,194 g HERO Funding Trust 3 .710 09/20/47 1,302,407
Series - 2017 1A (Class A1)
204,867 g HERO Funding Trust 4 .290 09/20/47 195,375
Series - 2016 4A (Class A2)
2,324,147 g HERO Funding Trust 3 .190 09/20/48 2,118,064
Series - 2017 3A (Class A1)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,174,848 g HERO Funding Trust 3 .950% 09/20/48 $ 2,008,531
Series - 2017 3A (Class A2)
879,791 g HERO Funding Trust 4 .070 09/20/48 819,097
Series - 2017 2A (Class A2)
3,154,131 g HERO Funding Trust 4 .670 09/20/48 2,993,911
Series - 2018 1A (Class A2)
2,348,652 g HERO Funding Trust 2 .720 09/20/57 2,056,219
Series - 2020 1A (Class A)
23,985 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 23,432
Series - 2003 1 (Class M1)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .589 01/17/38 491,552
Series - 2018 SFR4 (Class B)
3,794,931 g Loanpal Solar Loan Ltd 2 .750 07/20/47 3,144,746
Series - 2020 2GF (Class A)
1,959,958 g Loanpal Solar Loan Ltd 2 .290 01/20/48 1,490,582
Series - 2021 1GS (Class A)
2,655,685 g Loanpal Solar Loan Ltd 2 .840 01/20/48 1,970,966
Series - 2021 1GS (Class B)
5,839,942 g Loanpal Solar Loan Ltd 2 .220 03/20/48 4,270,601
Series - 2021 2GS (Class A)
2,561,520 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 1,851,979
Series - 2020 1A (Class R)
1,562,616 g Mosaic Solar Loan Trust 2 .100 04/20/46 1,356,448
Series - 2020 1A (Class A)
1,985,291 g Mosaic Solar Loan Trust 3 .100 04/20/46 1,745,571
Series - 2020 1A (Class B)
5,682,678 g Mosaic Solar Loan Trust 1 .920 06/20/52 4,291,275
Series - 2021 3A (Class B)
4,511,000 g Mosaic Solar Loan Trust 6 .160 06/20/53 4,498,461
Series - 2022 3A (Class A)
2,037,142 g Mosaic Solar Loans LLC 3 .820 06/22/43 1,887,063
Series - 2017 2A (Class A)
3,568,622 g Mosaic Solar Loans LLC 1 .640 04/22/47 2,942,512
Series - 2021 2A (Class A)
290,000 g,i MSCG Trust 3 .462 06/07/35 234,693
Series - 2015 ALDR (Class D)
223,223 g MVW Owner Trust 2 .420 12/20/34 218,139
Series - 2017 1A (Class A)
700,000 g Progress Residential Trust 2 .711 11/17/40 543,361
Series - 2021 SFR9 (Class D)
4,000,000 PSNH Funding LLC 3 .506 08/01/28 3,842,193
Series - 2018 1 (Class A2)
734,339 g Renew 3 .670 09/20/52 663,974
Series - 2017 1A (Class A)
1,985,561 g Renew 3 .950 09/20/53 1,823,939
Series - 2018 1 (Class A)
4,083,104 g Renew 2 .060 11/20/56 3,476,214
Series - 2021 1 (Class A)
10,085,761 SCE Recovery Funding LLC 0 .861 11/15/31 8,379,288
53,541 †,g SolarCity LMC 4 .800 11/20/38 50,628
Series - 2013 1 (Class A)
6,806,332 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 5,551,420
Series - 2021 C (Class A)
3,845,361 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,293,372
Series - 2022 A (Class A)
5,214,041 g Sunrun Athena Issuer LLC 5 .310 04/30/49 4,774,711
Series - 2018 1 (Class A)
6,609,568 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 5,815,112
Series - 2019 2 (Class A)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 13,822,545 g Sunrun Callisto Issuer LLC 3 .980% 06/30/54 $ 12,226,316
Series - 2019 1A (Class A)
5,785,024 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,511,979
Series - 2021 2A (Class A)
6,847,814 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,263,753
Series - 2022 1A (Class A)
9,361,404 g Sunrun Vulcan Issuer LLC 2 .460 01/30/52 7,523,715
Series - 2021 1A (Class A)
1,000,000 g Tesla Auto Lease Trust 2 .330 02/20/24 989,326
Series - 2020 A (Class D)
6,650,000 g Tesla Auto Lease Trust 0 .660 03/20/25 6,379,034
Series - 2021 A (Class A4)
10,250,000 g Tesla Auto Lease Trust 1 .340 03/20/25 9,706,304
Series - 2021 A (Class D)
4,500,000 g Tesla Auto Lease Trust 0 .600 09/22/25 4,239,974
Series - 2021 B (Class A3)
7,000,000 g Tesla Auto Lease Trust 1 .320 09/22/25 6,447,561
Series - 2021 B (Class D)
9,500,000 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 9,134,465
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,037,167
Series - 2021 B (Class A4)
325,000 g Tricon American Homes Trust 2 .049 07/17/38 285,329
Series - 2020 SFR1 (Class B)
5,262,077 g Vivint Colar Financing V LLC 4 .730 04/30/48 4,659,564
Series - 2018 1A (Class A)
9,027,197 g Vivint Colar Financing V LLC 7 .370 04/30/48 8,280,893
Series - 2018 1A (Class B)
4,594,259 g Vivint Solar Financing VII LLC 2 .210 07/31/51 3,516,203
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 269,544,794
OTHER MORTGAGE BACKED - 8 .8%
2,165,000 g,i 20 Times Square Trust 3 .100 05/15/35 2,091,683
Series - 2018 20TS (Class B)
12,274 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 10,941
Series - 2015 6 (Class A9)
4,075,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 6 .568 04/15/34 3,490,676
Series - 2021 ACEN (Class C)
1,900,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 1,240,110
Series - 2021 8 (Class A3)
900,000 g,i BAMLL Commercial Mortgage Securities Trust 3 .596 04/14/33 797,908
Series - 2015 200P (Class D)
518,155 Banc of America Commercial Mortgage Trust 3 .019 07/15/49 496,844
Series - 2016 UB10 (Class ASB)
5,000,000 g BANK 2 .500 10/17/52 3,197,621
Series - 2019 BN21 (Class D)
6,500,000 i BANK 3 .517 10/17/52 4,812,374
Series - 2019 BN21 (Class C)
2,000,000 BANK 3 .203 12/15/52 1,689,749
Series - 2019 BN23 (Class AS)
2,500,000 i BANK 2 .918 12/15/53 1,653,677
Series - 2020 BN30 (Class MCDE)
8,000,000 i BANK 3 .461 11/15/62 6,157,130
Series - 2019 BN22 (Class C)
5,750,000 g BBCMS Trust 3 .593 09/15/32 5,583,364
Series - 2015 MSQ (Class A)
200,000 g BBCMS Trust 4 .197 08/10/35 186,363
Series - 2015 SRCH (Class A2)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,250,000 g BBCMS Trust 4 .798% 08/10/35 $ 1,148,313
Series - 2015 SRCH (Class C)
3,000,000 g,i BBCMS Trust 3 .688 02/15/53 2,299,642
Series - 2020 C6 (Class F5TA)
1,000,000 Benchmark Mortgage Trust 3 .419 08/15/52 873,626
Series - 2019 B12 (Class AS)
5,500,000 g,i Benchmark Mortgage Trust 3 .899 03/15/62 4,054,828
Series - 2019 B10 (Class 3CCA)
5,200,000 g BMO 360A 3 .776 02/17/55 4,083,100
Series - 2022 C1 (Class 360A)
3,500,000 g,i BMO 360C 3 .939 02/17/55 2,323,616
Series - 2022 C1 (Class 360C)
825,000 g BWAY Mortgage Trust 2 .917 01/10/35 729,800
Series - 2015 1740 (Class A)
2,069,813 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.034% 5 .370 10/15/36 2,045,702
Series - 2019 XL (Class A)
4,250,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.364% 5 .700 10/15/36 4,147,621
Series - 2019 XL (Class C)
10,402,377 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 5 .515 10/15/38 9,889,720
Series - 2021 XL2 (Class C)
12,000,000 g,i BX Commercial Mortgage Trust 6 .176 01/17/39 11,395,214
Series - 2022 AHP (Class B)
4,250,000 g,i BX TRUST 5 .826 01/17/39 4,062,313
Series - 2022 AHP (Class AS)
2,901,500 g,i CCRC Affordable Multifamily Housing Mortgage Trust 5 .696 06/25/34 2,696,289
Series - 2017 Q005 (Class B)
2,000,000 i CD Mortgage Trust 3 .879 11/10/49 1,699,258
Series - 2016 CD2 (Class B)
1,000,000 g,i Century Plaza Towers 2 .997 11/13/39 753,663
Series - 2019 CPT (Class B)
5,000,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 4,597,176
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 3,363,142
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 4,187,159
Series - 2019 GC41 (Class AS)
5,341,000 g,i Cityline Commercial Mortgage Trust 2 .778 11/10/31 5,145,085
Series - 2016 CLNE (Class A)
3,315,000 g COMM Mortgage Trust 4 .353 08/10/30 3,207,598
Series - 2013 300P (Class A1)
4,375,000 g COMM Mortgage Trust 3 .376 01/10/39 3,662,382
Series - 2022 HC (Class C)
2,000,000 COMM Mortgage Trust 4 .701 03/10/47 1,930,872
Series - 2014 UBS2 (Class B)
2,000,000 i COMM Mortgage Trust 4 .697 08/10/47 1,908,549
Series - 2014 CR19 (Class B)
2,158,000 g,i COMM Mortgage Trust 4 .697 08/10/47 1,941,901
Series - 2014 CR19 (Class D)
291,454 COMM Mortgage Trust 3 .040 02/10/48 284,693
Series - 2015 LC19 (Class ASB)
3,500,000 g,i COMM Mortgage Trust 4 .070 03/10/48 3,018,066
Series - 2015 CR22 (Class D)
2,000,000 i COMM Mortgage Trust 4 .301 05/10/48 1,685,224
Series - 2015 CR23 (Class D)
360,000 i COMM Mortgage Trust 3 .463 08/10/48 294,005
Series - 2015 CR24 (Class D)
2,250,000 COMM Mortgage Trust 3 .263 08/15/57 1,880,087
Series - 2019 GC44 (Class AM)
6,000,000 g,i Commercial Mortgage Pass Through Certificates 3 .896 01/10/39 4,917,047
Series - 2022 HC (Class D)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 455,000 g,i Connecticut Avenue Securities Trust 5 .478% 10/25/41 $ 443,736
Series - 2021 R01 (Class 1M2)
1,870,000 g,i Connecticut Avenue Securities Trust 7 .228 11/25/41 1,731,411
Series - 2021 R02 (Class 2B1)
12,617,884 g,i Connecticut Avenue Securities Trust 7 .428 03/25/42 12,793,182
Series - 2022 R03 (Class 1M2)
2,000,000 g,i Connecticut Avenue Securities Trust 6 .014 04/25/42 1,940,096
Series - 2022 R05 (Class 2B1)
2,875,000 g,i Connecticut Avenue Securities Trust 6 .928 04/25/42 2,788,069
Series - 2022 R05 (Class 2M2)
3,990,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 7 .528 07/25/42 3,963,206
Series - 2022 R08 (Class 1M2)
3,160,000 g,i Connecticut Avenue Securities Trust 8 .694 09/25/42 3,228,812
Series - 2022 R09 (Class 2M2)
72,758 i Countrywide Home Loan Mortgage Pass Through Trust 3 .866 11/20/34 67,255
Series - 2004 HYB6 (Class A2)
14,000,000 g CPT Mortgage Trust 2 .865 11/13/39 11,201,956
Series - 2019 CPT (Class A)
2,500,000 g,i CPT Mortgage Trust 2 .997 11/13/39 1,820,771
Series - 2019 CPT (Class C)
2,000,000 g,i CPT Mortgage Trust 2 .997 11/13/39 1,338,542
Series - 2019 CPT (Class E)
5,000,000 g,i Credit Suisse Commercial Mortgage Trust 3 .728 11/10/32 4,468,361
Series - 2017 CALI (Class B)
3,077,092 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,514,522
Series - 2021 NQM8 (Class A3)
3,600,000 g,i CSAIL Commercial Mortgage Trust 3 .677 06/15/37 2,936,879
Series - 2017 C8 (Class 85BB)
1,600,000 g,i CSMC Series 3 .388 10/25/59 1,316,551
Series - 2019 NQM1 (Class M1)
3,440,000 g,i DBUBS Mortgage Trust 3 .530 10/10/34 3,079,012
Series - 2017 BRBK (Class D)
102,725,000 g,i DOLP Trust 0 .665 05/10/41 4,126,078
Series - 2021 NYC (Class X)
12,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 5 .638 11/15/38 11,900,764
Series - 2021 ELP (Class C)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .436 11/15/38 6,920,572
Series - 2021 ELP (Class E)
2,482,038 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 10/25/52 2,237,536
Series - 2022 5262 (Class EZ)
2,988,460 FHLMC 5 .500 11/25/52 3,031,258
Series - 2022 5270 (Class CZ)
264,079 g,i Flagstar Mortgage Trust 4 .035 10/25/47 228,251
Series - 2017 2 (Class B3)
14,085 g,i Flagstar Mortgage Trust 4 .000 09/25/48 13,342
Series - 2018 5 (Class A11)
1,249,253 g,i Flagstar Mortgage Trust 2 .500 04/25/51 960,574
Series - 2021 2 (Class A4)
3,904,389 g,i Flagstar Mortgage Trust 2 .500 06/01/51 3,002,158
Series - 2021 4 (Class A21)
7,700,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 6,382,802
Series - 2021 P009 (Class A2)
2,401,004 Freddie Mac Multiclass Certificates Series 1 .204 09/25/31 2,070,164
Series - 2021 P011 (Class A1)
7,324,000 i Freddie Mac Multiclass Certificates Series 2 .760 02/25/32 6,365,577
Series - 2022 P013 (Class A2)
6,707,704 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 5,056,422
Series - 2021 ML08 (Class ML08)
39,758,059 i Freddie Mac Multifamily ML Certificates 1 .769 11/25/37 5,088,634
Series - 2021 ML08 (Class XCA)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,174,428 Freddie Mac Multifamily ML Certificates 1 .896% 11/25/37 $ 2,411,449
Series - 2021 ML08 (Class ML08)
10,000,000 i Freddie Mac Multifamily ML Certificates 3 .650 11/25/38 9,004,243
Series - 2022 ML14 (Class A)
9,908,699 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 7,597,152
Series - 2021 ML12 (Class AUS)
3,964,686 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,188,887
Series - 2020 Q014 (Class A1)
9,915,150 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 8,506,943
Series - 2022 M068 (Class A)
1,745,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,643,741
Series - 2022 M069 (Class A)
6,068,632 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,824,404
Series - 2020 M061 (Class A)
2,590,000 g,i Freddie Mac STACR REMIC Trust 6 .428 01/25/42 2,347,063
Series - 2022 DNA1 (Class M2)
6,985,000 g,i Freddie Mac STACR REMIC Trust 6 .828 04/25/42 6,912,050
Series - 2022 DNA3 (Class M1B)
2,500,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 1.250% 5 .568 02/15/38 2,253,061
Series - 2021 GCT (Class B)
2,188,000 g,i GS Mortgage Securities Corp II 4 .904 03/10/33 1,955,917
Series - 2018 GS10 (Class WLSB)
1,500,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 5 .410 10/15/31 1,423,899
Series - 2018 HART (Class A)
93,000 i GS Mortgage Securities Trust 3 .954 11/10/49 78,614
Series - 2016 GS4 (Class C)
31,348 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 29,661
Series - 2019 PJ2 (Class A1)
82,019 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 77,607
Series - 2019 PJ2 (Class A4)
1,075,676 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 909,411
Series - 2020 PJ2 (Class A4)
445,499 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 365,970
Series - 2020 PJ4 (Class A4)
344,774 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 284,261
Series - 2020 PJ5 (Class A4)
950,654 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 742,005
Series - 2020 PJ6 (Class A4)
2,458,464 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 1,890,359
Series - 2021 PJ5 (Class A4)
4,985,017 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,985,924
Series - 2022 PJ2 (Class A36)
2,093,480 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,673,906
Series - 2022 PJ4 (Class A36)
486,268 g,i GS Mortgage-Backed Securities Trust 3 .625 05/25/50 401,783
Series - 2020 PJ1 (Class B2)
1,046,452 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 816,246
Series - 2021 PJ2 (Class A4)
7,436,459 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,718,032
Series - 2021 PJ6 (Class A4)
4,409,159 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,390,285
Series - 2021 PJ8 (Class A4)
9,404,175 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,231,045
Series - 2021 PJ7 (Class A4)
4,536,816 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 3,627,551
Series - 2022 PJ5 (Class A36)
229,128 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 4 .959 08/19/45 206,360
Series - 2005 11 (Class 2A1A)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,500,000 g Hudson Yards Mortgage Trust 2 .835% 08/10/38 $ 3,109,453
Series - 2016 10HY (Class A)
2,500,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 2,180,335
Series - 2016 10HY (Class B)
5,750,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 4,879,832
Series - 2016 10HY (Class C)
2,500,000 g,i Hudson Yards Mortgage Trust 2 .977 08/10/38 2,078,062
Series - 2016 10HY (Class E)
11,650,000 g,i Hudson Yards Mortgage Trust 3 .443 07/10/39 8,842,540
Series - 2019 30HY (Class D)
5,000,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 3,535,616
Series - 2019 55HY (Class E)
5,545,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 4,659,251
Series - 2019 55HY (Class A)
1,500,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 1,085,309
Series - 2019 55HY (Class D)
11,267 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .049 03/25/35 10,519
Series - 2004 11 (Class 2A1)
440,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 357,385
Series - 2020 NQM1 (Class M1)
4,000,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 5 .688 10/15/33 3,795,712
Series - 2020 609M (Class A)
1,600,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .122 01/15/46 1,536,495
Series - 2013 C13 (Class D)
1,648,620 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 4 .694 12/25/44 1,552,694
Series - 2015 1 (Class B1)
12,738 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 11,465
Series - 2015 3 (Class A19)
223,945 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 195,785
Series - 2015 6 (Class A13)
155,042 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 138,261
Series - 2016 1 (Class A13)
61,572 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 53,912
Series - 2017 2 (Class A13)
429,498 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 355,986
Series - 2018 3 (Class A13)
230,726 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 188,786
Series - 2018 4 (Class A13)
1,190,530 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 1,003,837
Series - 2018 5 (Class A13)
779,194 g,i JP Morgan Mortgage Trust 3 .211 10/26/48 733,294
Series - 2017 5 (Class A2)
46,506 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 42,908
Series - 2018 8 (Class A13)
83,421 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 76,719
Series - 2018 9 (Class A13)
68,483 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 64,274
Series - 2019 1 (Class A3)
110,136 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 103,368
Series - 2019 1 (Class A15)
402,150 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .994 10/25/49 395,714
Series - 2019 INV1 (Class A11)
854,888 g,i JP Morgan Mortgage Trust 3 .841 06/25/50 692,018
Series - 2020 1 (Class B2)
3,946,077 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,034,212
Series - 2021 6 (Class A15)
2,068,274 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,590,335
Series - 2021 7 (Class A15)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,614,104 g,i JP Morgan Mortgage Trust 2 .500% 12/25/51 $ 2,010,033
Series - 2021 8 (Class A15)
1,065,981 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 819,653
Series - 2021 10 (Class A15)
3,638,711 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 2,797,873
Series - 2021 11 (Class A15)
1,017,053 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 782,031
Series - 2021 12 (Class A15)
1,721,731 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,323,871
Series - 2021 14 (Class A15)
5,395,069 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,148,369
Series - 2021 15 (Class A15)
2,025,346 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 1,619,428
Series - 2022 2 (Class A25)
5,779,669 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 5,072,890
Series - 2022 LTV2 (Class A6)
2,400,000 i JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 2,145,454
Series - 2014 C23 (Class C)
690,332 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 638,126
Series - 2013 GCP (Class A1)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 9,124,094
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .188 08/15/34 3,734,654
Series - 2017 330M (Class A)
2,350,000 g,i Manhattan West 2 .335 09/10/39 1,874,207
Series - 2020 1MW (Class D)
2,250,000 g,i MFT Trust 3 .283 08/10/40 1,590,972
Series - 2020 B6 (Class B)
248,379 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 242,105
Series - 2015 C20 (Class ASB)
3,300,000 g,i Morgan Stanley Capital I Trust 2 .428 04/05/42 2,522,393
Series - 2020 CNP (Class A)
106,067 †,i Morgan Stanley Capital I Trust 6 .079 12/12/49 53,431
Series - 2007 IQ16 (Class AJFX)
1,172,955 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 1,008,158
Series - 2021 4 (Class A4)
3,566,701 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,742,503
Series - 2021 5 (Class A9)
3,561,881 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 3,070,317
Series - 2021 6 (Class A4)
2,282,697 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,755,208
Series - 2021 6 (Class A9)
1,500,000 g,i MSDB Trust 3 .316 07/11/39 1,314,123
Series - 2017 712F (Class A)
3,450,000 g,i Natixis Commercial Mortgage Securities Trust 3 .790 11/15/32 3,262,945
Series - 2018 285M (Class A)
4,250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 6 .518 07/15/36 3,867,276
Series - 2019 MILE (Class C)
4,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 8 .568 07/15/36 3,569,116
Series - 2019 MILE (Class F)
442,173 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 395,560
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 331,453
Series - 2019 NQM4 (Class M1)
50,659 i New York Mortgage Trust LIBOR 1 M + 0.480% 4 .869 02/25/36 49,407
Series - 2005 3 (Class A1)
4,711,126 g,i OBX Trust 2 .500 07/25/51 3,622,472
Series - 2021 J2 (Class A19)
273,884 g,i OBX Trust LIBOR 1 M + 0.650% 5 .039 06/25/57 258,823
Series - 2018 1 (Class A2)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,356,601 g,i Oceanview Mortgage Trust 2 .500% 05/25/51 $ 1,043,116
Series - 2021 1 (Class A19)
14,500,000 g One Bryant Park Trust 2 .516 09/15/54 11,903,682
Series - 2019 OBP (Class A)
2,750,000 g One Market Plaza Trust 3 .614 02/10/32 2,647,265
Series - 2017 1MKT (Class A)
1,000,000 g One Market Plaza Trust 3 .845 02/10/32 951,307
Series - 2017 1MKT (Class B)
4,000,000 g One Market Plaza Trust 4 .016 02/10/32 3,769,860
Series - 2017 1MKT (Class C)
4,083,200 g,i RCKT Mortgage Trust 2 .500 09/25/51 3,139,649
Series - 2021 4 (Class A21)
6,490,538 g,i RCKT Mortgage Trust 2 .500 02/25/52 4,958,368
Series - 2022 2 (Class A22)
4,621,953 g,i RCKT Mortgage Trust 3 .500 06/25/52 3,838,059
Series - 2022 4 (Class A22)
183,789 g,i Sequoia Mortgage Trust 3 .500 05/25/45 161,142
Series - 2015 2 (Class A1)
52,701 g,i Sequoia Mortgage Trust 3 .500 06/25/46 46,911
Series - 2016 1 (Class A19)
141,839 g,i Sequoia Mortgage Trust 3 .500 04/25/47 119,108
Series - 2017 3 (Class A19)
19,893 g,i Sequoia Mortgage Trust 3 .500 09/25/47 16,925
Series - 2017 6 (Class A19)
215,508 g,i Sequoia Mortgage Trust 3 .718 09/25/47 185,778
Series - 2017 6 (Class B1)
29,942 g,i Sequoia Mortgage Trust 3 .500 02/25/48 25,372
Series - 2018 2 (Class A19)
13,303 g,i Sequoia Mortgage Trust 3 .500 03/25/48 11,440
Series - 2018 3 (Class A1)
21,717 g,i Sequoia Mortgage Trust 4 .000 09/25/48 20,146
Series - 2018 7 (Class A19)
37,578 g,i Sequoia Mortgage Trust 4 .000 06/25/49 34,728
Series - 2019 2 (Class A19)
177,036 g,i Sequoia Mortgage Trust 3 .500 12/25/49 148,008
Series - 2019 5 (Class A19)
1,558,218 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,259,503
Series - 2020 3 (Class A19)
2,543,792 g,i Sequoia Mortgage Trust 2 .500 06/25/51 1,955,969
Series - 2021 4 (Class A19)
367,871 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 327,929
Series - 2017 2 (Class A1)
12,900,000 g SLG Office Trust 2 .585 07/15/41 10,322,895
Series - 2021 OVA (Class A)
805,000 g,i Structured Agency Credit Risk Debt Note (STACR) 6 .028 10/25/33 790,002
Series - 2021 DNA3 (Class M2)
66,739 g,i STACR 3 .780 02/25/48 62,553
Series - 2018 SPI1 (Class M2)
1,125,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 5 .575 11/15/36 1,079,309
Series - 2021 LIH (Class AS)
2,000,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 5 .974 11/15/36 1,906,454
Series - 2021 LIH (Class B)
2,050,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 6 .273 11/15/36 1,935,647
Series - 2021 LIH (Class C)
4,000,000 g SUMIT Mortgage Trust 2 .789 02/12/41 3,300,223
Series - 2022 BVUE (Class A)
925,000 g,i Verus Securitization Trust 3 .207 11/25/59 784,999
Series - 2019 4 (Class M1)
481,333 g Verus Securitization Trust 1 .733 05/25/65 431,650
Series - 2020 5 (Class A3)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,296,998 g,i Verus Securitization Trust 2 .240% 10/25/66 $ 2,687,302
Series - 2021 7 (Class A3)
2,711,000 g VNDO Trust 3 .805 01/10/35 2,461,904
Series - 2016 350P (Class A)
3,000,000 g,i VNDO Trust 3 .903 01/10/35 2,641,935
Series - 2016 350P (Class B)
525,868 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 501,576
Series - 2016 BNK1 (Class ASB)
467,762 Wells Fargo Commercial Mortgage Trust 3 .185 03/15/59 451,008
Series - 2016 C33 (Class ASB)
28,066 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 26,892
Series - 2019 2 (Class A17)
314,041 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 259,703
Series - 2020 4 (Class A17)
5,843,959 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 4,493,529
Series - 2021 2 (Class A17)
1,504,408 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,156,767
Series - 2022 2 (Class A18)
490,218 WFRBS Commercial Mortgage Trust 3 .311 03/15/45 488,983
Series - 2013 C11 (Class AS)
650,000 i WFRBS Commercial Mortgage Trust 4 .838 12/15/46 606,509
Series - 2013 C18 (Class C)
122,908 g,i WinWater Mortgage Loan Trust 3 .909 06/20/44 94,908
Series - 2014 1 (Class B4)
3,051,452 g,i Woodward Capital Management 3 .000 05/25/52 2,439,883
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 509,688,371
TOTAL STRUCTURED ASSETS 779,233,165
(Cost $910,141,505)
TOTAL BONDS 5,647,595,510
(Cost $6,364,121,877)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.7%
BANKS - 0 .0%
230,891 First Republic Bank 3,793,539
TOTAL BANKS 3,793,539
DIVERSIFIED FINANCIALS - 0 .2%
400,000 e Morgan Stanley 10,100,000
TOTAL DIVERSIFIED FINANCIALS 10,100,000
REAL ESTATE - 0 .3%
400,000 Brookfield Property Partners LP 6,084,000
695,000 Brookfield Property Partners LP 9,403,350
TOTAL REAL ESTATE 15,487,350
UTILITIES - 0 .2%
490,000 Brookfield Infrastructure Partners LP 7,864,451
308,000 Brookfield Renewable Partners LP 5,802,720
TOTAL UTILITIES 13,667,171
TOTAL PREFERRED STOCKS 43,048,060
(Cost $63,097,275)

Portfolio of investments (unaudited)
Core Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 3.5%
REPURCHASE AGREEMENT - 2 .2%
$ 127,385,000 r Fixed Income Clearing Corp (FICC) 4 .080% 01/03/23 $ 127,385,000
TOTAL REPURCHASE AGREEMENT 127,385,000
GOVERNMENT AGENCY DEBT - 0 .1%
5,000,000 Tennessee Valley Authority (TVA) 0 .000 01/11/23 4,995,250
TOTAL GOVERNMENT AGENCY DEBT 4,995,250
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .2%
72,170,162 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340 72,170,162
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 72,170,162
TOTAL SHORT-TERM INVESTMENTS 204,550,412
(Cost $204,549,613)
TOTAL INVESTMENTS - 102.6% 5,932,884,319
(Cost $6,670,609,567)
OTHER ASSETS & LIABILITIES, NET - (2.6)% (150,669,517)
NET ASSETS - 100.0% $ 5,782,214,802
CLP Chilean Peso
CCRC Congregate Care Retirement Center
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $69,908,729.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $127,385,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $129,932,751.

Core Plus Bond Fund December 31, 2022
Portfolio of investments (unaudited)

December 31, 2022 TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 2.1%
AUTOMOBILES & COMPONENTS - 0 .1%
$ 784,418 i Clarios Global LP LIBOR 12 M + 3.250% 7 .634% 04/30/26 $ 771,345
967,519 i Gates Global LLC LIBOR 12 M + 2.500% 6 .884 03/31/27 948,885
TOTAL AUTOMOBILES & COMPONENTS 1,720,230
CAPITAL GOODS - 0 .1%
353,225 i Clydesdale Acquisition Holdings, Inc SOFR 12M + 3.925% 8 .598 04/13/29 337,286
262,608 i Penn Engineering & Manufacturing Corp LIBOR 4 M + 2.500% 7 .230 06/27/24 262,608
3,054 i Proampac PG Borrower LLC LIBOR 4 M + 3.750% 7 .959 11/03/25 2,932
365,909 i SRAM LLC LIBOR 12 M + 2.750% 7 .134 05/18/28 357,219
739,773 i TransDigm, Inc LIBOR 4 M + 2.250% 6 .980 12/09/25 732,190
TOTAL CAPITAL GOODS 1,692,235
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
488,331 i Amentum Government Services Holdings LLC LIBOR 1 M + 4.000% 8 .384 01/31/27 478,767
548,625 i Amentum Government Services Holdings LLC SOFR 2M + 4.000% 7 .558 02/15/29 535,938
774,160 i Clean Harbors, Inc LIBOR 12 M + 1.750% 6 .134 06/28/24 772,890
498,608 i GFL Environmental, Inc LIBOR 4 M + 3.000% 7 .415 05/30/25 499,404
1,492,126 i Intrado Corp LIBOR 4 M + 4.000% 8 .415 10/10/24 1,378,560
1,129,599 i Prime Security Services Borrower LLC LIBOR 4 M + 2.750% 6 .505 09/23/26 1,121,127
447,056 i Spin Holdco, Inc LIBOR 4 M + 4.000% 8 .765 03/04/28 379,327
3,689,161 i Trans Union LLC LIBOR 12 M + 2.250% 6 .634 12/01/28 3,659,187
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,825,200
CONSUMER DURABLES & APPAREL - 0 .0%
987,500 i Conair Holdings LLC LIBOR 4 M + 3.750% 8 .480 05/17/28 835,672
711,875 i Crocs, Inc SOFR 2M + 3.500% 7 .481 02/20/29 699,417
TOTAL CONSUMER DURABLES & APPAREL 1,535,089
CONSUMER SERVICES - 0 .2%
291,773 i AlixPartners LLP LIBOR 12 M + 2.750% 7 .134 02/04/28 289,819
200,900 i Caesars Resort Collection LLC LIBOR 12 M + 3.500% 7 .884 07/21/25 200,660
439,433 i Carnival Corp LIBOR 12 M + 3.250% 7 .634 10/18/28 412,628
270,000 i Delta 2 Lux Sarl 0 .000 01/15/30 270,203
210,000 i Element Materials Technology Group US Holdings, Inc SOFR 3M + 4.250% 0 .000 04/12/29 205,713
455,000 i Element Materials Technology Group US Holdings, Inc SOFR 4M + 4.250% 8 .930 06/22/29 445,711
970,099 i Fertitta Entertainment LLC SOFR 12M + 4.000% 8 .323 01/27/29 924,266
480,057 i IRB Holding Corp SOFR 12M + 3.000% 7 .317 12/15/27 466,615
732,711 i KFC Holding Co LIBOR 12 M + 1.750% 6 .089 03/15/28 724,468
643,824 i Life Time, Inc LIBOR 4 M + 4.750% 9 .485 12/16/24 641,512
308,948 i Penn National Gaming, Inc SOFR 12M + 2.750% 7 .173 05/03/29 306,394
1,477,556 i Sophia LP LIBOR 4 M + 3.500% 8 .230 10/07/27 1,429,543
TOTAL CONSUMER SERVICES 6,317,532
DIVERSIFIED FINANCIALS - 0 .0%
363,020 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 6 .634 03/24/25 347,592
368,170 i Reynolds Group Holdings, Inc LIBOR 12 M + 3.250% 7 .634 02/05/26 364,602
TOTAL DIVERSIFIED FINANCIALS 712,194
ENERGY - 0 .0%
193,674 i DT Midstream, Inc LIBOR 12 M + 2.000% 6 .438 06/26/28 194,219
TOTAL ENERGY 194,219
FOOD, BEVERAGE & TOBACCO - 0 .0%
585,001 i Froneri US, Inc LIBOR 12 M + 2.250% 6 .634 01/29/27 570,458
1,065 i Hearthside Food Solutions LLC LIBOR 12 M + 3.688% 8 .071 05/23/25 952
359,411 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .230 03/31/28 335,465
TOTAL FOOD, BEVERAGE & TOBACCO 906,875

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
$ 154 i Da Vinci Purchaser Corp LIBOR 12 M + 4.000% 8 .384% 01/08/27 $ 140
603,816 i Global Medical Response, Inc LIBOR 12 M + 4.250% 8 .634 03/14/25 426,826
1,896,125 i Onex TSG Intermediate Corp LIBOR 4 M + 4.750% 9 .165 02/28/28 1,698,425
997,237 i RegionalCare Hospital Partners Holdings, Inc LIBOR 4 M + 3.750% 8 .165 11/16/25 942,514
1,000,000 i Select Medical Corp LIBOR 12 M + 2.500% 6 .890 03/06/25 982,875
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,050,780
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
697,208 i Energizer Holdings, Inc LIBOR 12 M + 2.250% 6 .625 12/22/27 685,879
874,263 i Weber-Stephen Products LLC LIBOR 12 M + 3.250% 7 .634 10/30/27 742,638
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,428,517
INSURANCE - 0 .0%
212,820 i Acrisure LLC LIBOR 12 M + 3.500% 7 .884 02/15/27 200,222
733,394 i Asurion LLC LIBOR 12 M + 3.250% 7 .634 12/23/26 655,625
425,000 i Asurion LLC LIBOR 1 M + 5.250% 9 .634 02/03/28 333,977
473,978 i HUB International Ltd LIBOR 4 M + 3.250% 7 .528 04/25/25 470,369
TOTAL INSURANCE 1,660,193
MATERIALS - 0 .1%
675,319 i Asplundh Tree Expert LLC LIBOR 12 M + 1.750% 6 .134 09/07/27 675,035
651,205 i Berry Global, Inc LIBOR 12 M + 1.750% 6 .024 07/01/26 647,210
128,673 i H.B. Fuller Co LIBOR 12 M + 2.000% 6 .353 10/20/24 128,767
761,438 i Kloeckner Pentaplast of America, Inc SOFR 2M + 4.750% 8 .259 02/12/26 679,583
442,694 i Messer Industries USA, Inc LIBOR 4 M + 2.500% 7 .230 03/02/26 439,582
340,909 i Quikrete Holdings, Inc LIBOR 12 M + 2.625% 7 .009 02/01/27 337,741
291,490 i Tronox Finance LLC LIBOR 12 M + 2.250% 6 .634 03/10/28 282,895
1,442,207 i Zekelman Industries, Inc LIBOR 4 M + 2.000% 6 .729 01/24/27 1,411,560
TOTAL MATERIALS 4,602,373
MEDIA & ENTERTAINMENT - 0 .2%
484,530 i Altice Financing S.A. LIBOR 4 M + 2.750% 6 .829 01/31/26 468,783
605,057 i Arterra Wines Canada, Inc LIBOR 4 M + 3.500% 8 .230 11/24/27 567,997
196,000 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 7 .568 11/30/27 188,039
20,488 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 20,093
264,330 i City Brewing Co LLC LIBOR 12 M + 3.500% 7 .792 04/05/28 118,618
714,125 i CNT Holdings I Corp SOFR 4M + 3.500% 7 .239 11/08/27 693,019
736,436 i CSC Holdings LLC LIBOR 12 M + 2.250% 6 .568 07/17/25 698,509
141,729 i Diamond Sports Group LLC SOFR 12M + 8.000% 12 .317 05/25/26 134,672
970,113 †,i Diamond Sports Group LLC SOFR 12M + 3.250% 7 .567 08/24/26 116,414
710,000 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 9 .384 08/02/27 692,768
964,192 i INEOS US Petrochem LLC LIBOR 12 M + 2.750% 7 .134 01/29/26 949,730
794,000 i Mozart Borrower LP LIBOR 12 M + 3.250% 7 .634 10/23/28 755,971
1,494,994 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 7 .634 11/15/28 1,443,088
451,063 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 7 .380 02/15/28 284,194
1,010 i Radiate Holdco LLC LIBOR 12 M + 3.250% 7 .634 09/25/26 825
1,226,673 i Ryan Specialty Group LLC SOFR 12M + 3.000% 7 .423 09/01/27 1,221,055
275,000 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 7 .993 10/20/27 280,827
2,264 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 6 .871 07/30/27 2,184
457,626 i Univision Communications, Inc LIBOR 12 M + 3.250% 7 .634 03/15/26 451,334
TOTAL MEDIA & ENTERTAINMENT 9,088,120
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .2%
2,505,270 h,i Avantor, Inc LIBOR 12 M + 2.250% 6 .634 11/08/27 2,497,441
3,873,094 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 7 .884 05/05/28 3,844,956
450,452 i Organon & Co LIBOR 4 M + 3.000% 7 .750 06/02/28 447,195
295,515 i Perrigo Investments LLC SOFR 12M + 2.500% 6 .923 04/20/29 294,407
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,083,999

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE - 0 .0%
$ 628,711 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 7 .134% 08/21/25 $ 615,464
TOTAL REAL ESTATE 615,464
RETAILING - 0 .2%
493,759 i Chariot Buyer LLC LIBOR 12 M + 3.250% 7 .634 11/03/28 466,603
5,000,000 h,i FLUTTER FINANCING BV SOFR 4M + 3.250% 7 .043 07/22/28 4,985,425
605,912 h,i LS GROUP OPCO ACQUISITIO LIBOR 4 M + 3.250% 6 .580 11/02/27 599,096
493,736 i PetSmart, Inc LIBOR 12 M + 3.750% 8 .130 02/11/28 484,631
778,054 i Resideo Funding, Inc LIBOR 4 M + 2.250% 6 .880 02/11/28 773,681
952,938 i Staples, Inc LIBOR 4 M + 5.000% 7 .782 04/16/26 883,716
TOTAL RETAILING 8,193,152
SOFTWARE & SERVICES - 0 .4%
467,000 i Avaya Holdings Corp LIBOR 12 M + 4.250% 8 .568 12/15/27 161,949
788,393 i Camelot Finance S.A. LIBOR 12 M + 3.000% 7 .384 10/30/26 777,059
843,625 i Informatica LLC LIBOR 12 M + 2.750% 7 .188 10/27/28 829,705
505,460 i Light & Wonder, Inc SOFR 12M + 3.000% 7 .417 04/14/29 499,865
1,122 i Magenta Buyer LLC LIBOR 4 M + 4.750% 9 .170 07/27/28 966
4,817,000 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .423 09/12/29 4,745,757
4,400,000 h Open Text Corp 6 .134 05/30/25 4,308,150
117,000 i Presidio Holdings, Inc LIBOR 4 M + 3.500% 7 .920 01/22/27 115,355
469,063 i RealPage, Inc LIBOR 12 M + 3.000% 7 .384 04/24/28 447,016
2,019,701 i SS&C Technologies, Inc SOFR 12M + 2.250% 6 .673 03/22/29 1,987,517
3,043,226 i SS&C Technologies, Inc SOFR 12M + 2.250% 6 .673 03/22/29 2,994,732
122,824 i UKG, Inc LIBOR 1 M + 3.250% 3 .250 05/04/26 117,144
TOTAL SOFTWARE & SERVICES 16,985,215
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
566,375 i Ahead DB Holdings LLC LIBOR 4 M + 3.750% 8 .480 10/18/27 548,322
356,844 i Ingram Micro, Inc LIBOR 4 M + 3.500% 8 .230 06/30/28 352,384
450,000 i Match Group Holdings II LLC LIBOR 4 M + 1.750% 6 .488 02/13/27 442,406
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,343,112
TELECOMMUNICATION SERVICES - 0 .1%
483,593 i CommScope, Inc LIBOR 12 M + 3.250% 7 .634 04/06/26 457,116
394,592 i MLN US Holdco LLC LIBOR 4 M + 4.500% 8 .252 11/30/25 139,094
944,833 i SFR Group S.A. LIBOR 4 M + 3.688% 7 .767 01/31/26 877,911
623,553 i Zayo Group Holdings, Inc LIBOR 12 M + 3.000% 7 .384 03/09/27 507,896
TOTAL TELECOMMUNICATION SERVICES 1,982,017
TRANSPORTATION - 0 .1%
552,226 i Air Canada LIBOR 4 M + 3.500% 8 .130 08/11/28 547,480
750,000 i American Airlines, Inc LIBOR 4 M + 4.750% 8 .993 04/20/28 748,009
375,250 i CHG Healthcare Services, Inc LIBOR 12 M + 3.250% 7 .634 09/29/28 367,929
952,653 i Genesee & Wyoming, Inc LIBOR 4 M + 2.000% 6 .730 12/30/26 948,905
990,000 i Gulf Finance LLC LIBOR 12 M + 6.750% 10 .970 08/25/26 937,198
427,500 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 9 .996 06/21/27 440,485
247,119 i MLN US Holdco LLC 0 .000 10/18/27 200,167
982,500 i United Airlines, Inc LIBOR 4 M + 3.750% 8 .108 04/21/28 972,881
596,736 i XPO Logistics, Inc LIBOR 1 M + 1.750% 5 .597 02/24/25 594,823
TOTAL TRANSPORTATION 5,757,877
UTILITIES - 0 .1%
458,252 i AssuredPartners, Inc LIBOR 12 M + 3.500% 7 .884 02/12/27 446,129
384,866 i AssuredPartners, Inc LIBOR 12 M + 3.500% 7 .884 02/12/27 373,705
41,463 i Covanta Holding Corp LIBOR 1 M + 2.500% 5 .615 11/30/28 41,219
549,385 i Covanta Holding Corp SOFR 12M + 2.500% 6 .823 11/30/28 546,149
1,937,701 i Gopher Resource LLC LIBOR 12 M + 3.250% 7 .634 03/06/25 1,306,010
723,827 i Seattle SpinCo, Inc LIBOR 12 M + 2.750% 7 .134 06/21/24 723,827
578,107 i Seattle SpinCo, Inc SOFR + 4.000% 8 .421 01/14/27 578,107

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 225,693 i Utz Quality Foods LLC SOFR 12M + 3.000% 7 .438% 01/20/28 $ 224,142
TOTAL UTILITIES 4,239,288
TOTAL BANK LOAN OBLIGATIONS 88,933,681
(Cost $93,282,182)
BONDS - 94.3%
CORPORATE BONDS - 39 .4%
AUTOMOBILES & COMPONENTS - 0 .8%
4,500,000 g Adient Global Holdings Ltd 4 .875 08/15/26 4,189,410
575,000 Dana, Inc 5 .375 11/15/27 533,379
350,000 Dana, Inc 5 .625 06/15/28 318,383
325,000 Dana, Inc 4 .250 09/01/30 261,826
1,000,000 Ford Motor Co 7 .450 07/16/31 1,022,112
1,755,000 Ford Motor Co 3 .250 02/12/32 1,316,148
2,635,000 Ford Motor Co 6 .100 08/19/32 2,433,047
4,900,000 g Gates Global LLC 6 .250 01/15/26 4,728,500
3,300,000 General Motors Co 6 .125 10/01/25 3,358,443
4,750,000 General Motors Co 5 .400 10/15/29 4,532,914
1,350,000 General Motors Co 6 .600 04/01/36 1,322,186
3,325,000 General Motors Co 5 .200 04/01/45 2,702,462
750,000 General Motors Co 6 .750 04/01/46 719,028
5,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 4,151,477
2,250,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 1,947,068
1,450,000 Magna International, Inc 3 .625 06/15/24 1,417,243
1,000,000 g Nemak SAB de C.V. 3 .625 06/28/31 782,235
TOTAL AUTOMOBILES & COMPONENTS 35,735,861
BANKS - 7 .5%
2,000,000 e,g Akbank T.A.S. 6 .800 02/06/26 1,928,042
2,000,000 g Akbank T.A.S. 6 .797 04/27/28 1,899,720
1,500,000 g Akbank T.A.S. 6 .800 06/22/31 1,346,426
4,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6 .500 N/A‡ 3,830,023
2,500,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 2,079,653
1,725,000 g Banco Industrial S.A. 4 .875 01/29/31 1,617,187
3,000,000 g Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 2,706,000
2,400,000 Banco Santander S.A. 5 .294 08/18/27 2,343,256
1,905,000 Banco Santander S.A. 3 .800 02/23/28 1,727,552
2,200,000 Banco Santander S.A. 7 .500 N/A‡ 2,147,420
3,800,000 Banco Santander S.A. 4 .750 N/A‡ 3,077,003
2,000,000 Bancolombia S.A. 4 .625 12/18/29 1,755,000
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,032,704
500,000 g Bangkok Bank PCL 5 .000 N/A‡ 473,748
2,000,000 g Banistmo S.A. 4 .250 07/31/27 1,829,538
4,000,000 g Bank Hapoalim BM 3 .255 01/21/32 3,438,744
3,000,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 2,654,250
19,525,000 Bank of America Corp 0 .810 10/24/24 18,721,614
22,795,000 Bank of America Corp 2 .592 04/29/31 18,565,067
9,225,000 Bank of America Corp 1 .922 10/24/31 7,046,865
3,925,000 Bank of America Corp 2 .572 10/20/32 3,074,069
4,750,000 Bank of America Corp 2 .972 02/04/33 3,826,689
4,400,000 Bank of America Corp 3 .846 03/08/37 3,643,466
5,700,000 Bank of America Corp 2 .676 06/19/41 3,834,395
2,850,000 Bank of America Corp 4 .375 N/A‡ 2,413,753
7,000,000 Bank of America Corp 6 .100 N/A‡ 6,755,000
3,000,000 Barclays plc 3 .932 05/07/25 2,909,212
450,000 Barclays plc 2 .279 11/24/27 388,969
2,225,000 Barclays plc 3 .330 11/24/42 1,518,723

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,855,000 Barclays plc 6 .125 % N/A‡ $ 1,692,688
3,300,000 g BNP Paribas S.A. 2 .819 11/19/25 3,126,019
100,000 g BNP Paribas S.A. 4 .375 05/12/26 95,275
2,150,000 g BNP Paribas S.A. 1 .904 09/30/28 1,790,279
1,800,000 g BNP Paribas S.A. 2 .159 09/15/29 1,467,398
6,600,000 g BNP Paribas S.A. 2 .588 08/12/35 4,830,443
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,453,823
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,713,389
695,000 Citigroup, Inc 4 .450 09/29/27 662,619
2,135,000 Citigroup, Inc 2 .572 06/03/31 1,726,767
5,000,000 Citigroup, Inc 4 .910 05/24/33 4,682,165
11,800,000 Citigroup, Inc 6 .270 11/17/33 12,173,375
5,000,000 Citigroup, Inc 6 .250 N/A‡ 4,850,000
3,700,000 Citigroup, Inc 5 .000 N/A‡ 3,293,045
2,500,000 Citigroup, Inc 6 .300 N/A‡ 2,358,125
1,075,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 966,565
4,950,000 Cooperatieve Rabobank UA 3 .750 07/21/26 4,647,758
1,525,000 g DBS Group Holdings Ltd 4 .520 12/11/28 1,508,456
1,775,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,771,896
2,450,000 Discover Bank 2 .450 09/12/24 2,317,431
800,000 Discover Bank 4 .250 03/13/26 760,774
1,625,000 Discover Bank 3 .450 07/27/26 1,496,272
1,375,000 Discover Bank 2 .700 02/06/30 1,100,659
2,500,000 g Grupo Aval Ltd 4 .375 02/04/30 2,025,077
2,160,000 g Hana Bank 3 .500 N/A‡ 1,859,260
1,300,000 HSBC Holdings plc 3 .900 05/25/26 1,238,141
4,325,000 HSBC Holdings plc 4 .292 09/12/26 4,137,109
2,250,000 HSBC Holdings plc 2 .013 09/22/28 1,880,562
3,750,000 HSBC Holdings plc 7 .390 11/03/28 3,941,064
1,700,000 HSBC Holdings plc 2 .206 08/17/29 1,372,208
2,200,000 HSBC Holdings plc 3 .973 05/22/30 1,925,625
990,000 Huntington Bancshares, Inc 4 .000 05/15/25 963,671
4,000,000 Huntington Bancshares, Inc 5 .625 N/A‡ 3,713,287
1,100,000 ING Groep NV 3 .950 03/29/27 1,041,854
3,000,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 2,640,975
700,000 JPMorgan Chase & Co 2 .700 05/18/23 694,089
660,000 JPMorgan Chase & Co 3 .900 07/15/25 645,232
350,000 JPMorgan Chase & Co 3 .200 06/15/26 330,440
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,040,292
7,805,000 JPMorgan Chase & Co 3 .702 05/06/30 7,000,146
4,275,000 JPMorgan Chase & Co 1 .953 02/04/32 3,270,051
2,750,000 JPMorgan Chase & Co 2 .525 11/19/41 1,797,890
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 8,965,146
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 1,022,183
4,000,000 JPMorgan Chase & Co 5 .000 N/A‡ 3,659,723
2,000,000 JPMorgan Chase & Co 6 .100 N/A‡ 1,946,540
5,250,000 JPMorgan Chase & Co 3 .650 N/A‡ 4,495,313
890,000 Keycorp 5 .000 N/A‡ 768,408
2,900,000 Lloyds Banking Group plc 6 .750 N/A‡ 2,752,154
3,000,000 Lloyds Banking Group plc 7 .500 N/A‡ 2,894,121
4,175,000 M&T Bank Corp 3 .500 N/A‡ 3,235,667
1,800,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,684,610
3,000,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,628,750
1,700,000 NatWest Group plc 5 .516 09/30/28 1,679,059
4,900,000 g NBK SPC Ltd 1 .625 09/15/27 4,302,200
3,000,000 g NBK Tier  Financing Ltd 3 .625 N/A‡ 2,613,396
2,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 2,469,363
2,500,000 i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3 .804 N/A‡ 2,493,750
5,225,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 4,140,813
3,000,000 Royal Bank of Scotland Group plc 6 .000 N/A‡ 2,770,340

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474% 07/08/25 $ 1,457,868
1,500,000 SVB Financial Group 4 .100 N/A‡ 858,482
475,000 Toronto-Dominion Bank 3 .625 09/15/31 437,500
3,055,000 Truist Financial Corp 4 .800 N/A‡ 2,750,271
5,000,000 Truist Financial Corp 4 .950 N/A‡ 4,780,500
3,000,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 2,766,120
2,500,000 g Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 2,357,950
550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 491,658
2,100,000 g UBS Group AG. 3 .179 02/11/43 1,442,262
1,700,000 g United Overseas Bank Ltd 3 .750 04/15/29 1,655,929
3,000,000 g United Overseas Bank Ltd 2 .000 10/14/31 2,618,205
925,000 Wells Fargo & Co 3 .750 01/24/24 912,431
1,050,000 Wells Fargo & Co 3 .550 09/29/25 1,009,765
3,800,000 Wells Fargo & Co 3 .526 03/24/28 3,518,804
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,141,080
7,000,000 Wells Fargo & Co 3 .900 N/A‡ 6,126,855
1,500,000 Wells Fargo & Co 5 .875 N/A‡ 1,447,500
635,000 Westpac Banking Corp 2 .668 11/15/35 471,968
TOTAL BANKS 316,352,966
CAPITAL GOODS - 1 .1%
1,325,000 Air Lease Corp 3 .000 02/01/30 1,105,014
4,100,000 Air Lease Corp 3 .125 12/01/30 3,397,656
1,690,000 g Airbus SE 3 .150 04/10/27 1,569,846
600,000 g BAE Systems plc 1 .900 02/15/31 465,275
2,000,000 g BOC Aviation Ltd 3 .000 09/11/29 1,729,123
10,500,000 Boeing Co 2 .196 02/04/26 9,539,908
1,050,000 Boeing Co 3 .250 02/01/28 953,539
2,350,000 Boeing Co 2 .950 02/01/30 1,990,268
2,300,000 Boeing Co 3 .250 02/01/35 1,749,145
1,375,000 Boeing Co 5 .705 05/01/40 1,311,148
3,375,000 Boeing Co 5 .805 05/01/50 3,129,219
1,160,000 g Chart Industries, Inc 7 .500 01/01/30 1,166,136
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,619,254
1,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 1,610,657
800,000 L3Harris Technologies, Inc 3 .850 06/15/23 795,302
500,000 g Land O' Lakes, Inc 8 .000 N/A‡ 467,500
75,000 Lockheed Martin Corp 1 .850 06/15/30 61,595
1,925,000 Northrop Grumman Corp 3 .250 01/15/28 1,775,331
2,625,000 Parker-Hannifin Corp 3 .250 06/14/29 2,344,120
199,000 Raytheon Technologies Corp 3 .650 08/16/23 197,325
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,259,129
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 898,715
1,725,000 Raytheon Technologies Corp 4 .500 06/01/42 1,551,324
325,000 g Rolls-Royce plc 5 .750 10/15/27 309,563
725,000 g WESCO Distribution, Inc 7 .250 06/15/28 734,406
TOTAL CAPITAL GOODS 45,730,498
COMMERCIAL & PROFESSIONAL SERVICES - 0 .5%
2,125,000 g ADT Corp 4 .875 07/15/32 1,805,886
1,395,000 g Albion Financing 1 SARL 6 .125 10/15/26 1,244,075
800,000 g ASGN, Inc 4 .625 05/15/28 724,160
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 819,515
370,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 325,653
250,000 g GFL Environmental, Inc 4 .250 06/01/25 238,799
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 945,000
250,000 g GFL Environmental, Inc 5 .125 12/15/26 239,077
3,150,000 g GFL Environmental, Inc 3 .500 09/01/28 2,769,362
775,000 g Prime Security Services Borrower LLC 5 .250 04/15/24 761,290
2,750,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 2,646,875

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 1,200,000 g Prime Security Services Borrower LLC 3 .375% 08/31/27 $ 1,035,822
2,725,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 2,480,186
1,550,000 Republic Services, Inc 2 .900 07/01/26 1,443,837
200,000 g Ritchie Bros Auctioneers, Inc 5 .375 01/15/25 196,500
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,245,055
75,000 Verisk Analytics, Inc 3 .625 05/15/50 51,760
1,325,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 1,248,813
850,000 Waste Management, Inc 2 .500 11/15/50 529,539
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,751,204
CONSUMER DURABLES & APPAREL - 0 .3%
5,000,000 Lennar Corp 4 .750 11/29/27 4,820,059
369,000 Newell Brands, Inc 4 .875 06/01/25 358,852
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,166,188
5,000,000 PulteGroup, Inc 5 .000 01/15/27 4,942,534
TOTAL CONSUMER DURABLES & APPAREL 11,287,633
CONSUMER SERVICES - 0 .7%
8,000,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 7,699,250
2,830,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 2,572,683
2,000,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 1,792,858
1,825,000 g Cedar Fair LP 5 .500 05/01/25 1,805,138
2,300,000 g ENA Master Trust 4 .000 05/19/48 1,609,968
150,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 145,500
2,200,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,761,760
2,070,000 g International Game Technology plc 6 .500 02/15/25 2,082,606
400,000 g International Game Technology plc 4 .125 04/15/26 373,062
2,550,000 g Live Nation Entertainment, Inc 6 .500 05/15/27 2,495,303
425,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 352,591
2,150,000 McDonald's Corp 4 .600 09/09/32 2,102,284
2,355,000 i Nature Conservancy LIBOR 3 M + 1.080% 6 .766 02/01/24 2,352,825
1,665,000 Sands China Ltd 2 .800 03/08/27 1,425,956
450,000 g Wynn Macau Ltd 5 .625 08/26/28 384,340
TOTAL CONSUMER SERVICES 28,956,124
DIVERSIFIED FINANCIALS - 4 .1%
2,150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 1,891,530
6,600,000 AerCap Ireland Capital DAC 3 .000 10/29/28 5,529,317
1,250,000 AerCap Ireland Capital DAC 3 .300 01/30/32 977,201
750,000 AerCap Ireland Capital DAC 3 .850 10/29/41 530,231
2,312,000 American Express Co 3 .700 08/03/23 2,296,986
3,000,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,527,930
3,000,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 2,726,250
1,380,000 g Banco Mercantil del Norte S.A. 6 .750 N/A‡ 1,346,317
4,086,000 Bank of New York Mellon Corp 4 .700 N/A‡ 3,923,091
2,850,000 g BBVA Bancomer S.A. 5 .125 01/18/33 2,558,164
4,000,000 g BNP Paribas S.A. 7 .750 N/A‡ 3,950,000
2,825,000 Capital One Bank USA NA 3 .375 02/15/23 2,820,058
75,000 Capital One Financial Corp 3 .750 03/09/27 71,266
3,940,000 e Capital One Financial Corp 3 .950 N/A‡ 3,094,400
6,675,000 Charles Schwab Corp 5 .375 N/A‡ 6,528,150
600,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 513,475
475,000 g Credit Suisse Group AG. 2 .193 06/05/26 405,694
5,900,000 g Credit Suisse Group AG. 1 .305 02/02/27 4,715,302
2,050,000 g Credit Suisse Group AG. 6 .442 08/11/28 1,866,927
4,075,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 3,968,031
2,325,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 2,092,592
2,450,000 Deutsche Bank AG. 5 .371 09/09/27 2,455,463
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 1,928,933
6,400,000 Discover Financial Services 6 .125 N/A‡ 6,211,797

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 4,550,000 Equitable Holdings, Inc 4 .950 % N/A‡ $ 4,289,285
1,140,000 Ford Motor Credit Co LLC 5 .584 03/18/24 1,125,009
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,049,400
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,149,176
2,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 1,872,198
6,600,000 General Motors Financial Co, Inc 5 .000 04/09/27 6,393,213
8,225,000 General Motors Financial Co, Inc 2 .700 06/10/31 6,301,793
2,550,000 General Motors Financial Co, Inc 5 .700 N/A‡ 2,158,256
2,000,000 e General Motors Financial Co, Inc 5 .750 N/A‡ 1,683,793
1,250,000 Goldman Sachs Group, Inc 4 .000 03/03/24 1,234,192
1,000,000 Goldman Sachs Group, Inc 3 .500 04/01/25 961,642
11,100,000 Goldman Sachs Group, Inc 4 .482 08/23/28 10,638,401
2,500,000 Goldman Sachs Group, Inc 2 .615 04/22/32 1,993,727
710,000 Goldman Sachs Group, Inc 2 .650 10/21/32 560,594
1,065,000 Goldman Sachs Group, Inc 4 .017 10/31/38 875,607
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,170,497
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,065,425
6,050,000 Goldman Sachs Group, Inc 5 .500 N/A‡ 5,865,320
1,250,000 g,i Hestia Re Ltd SOFR + 9.500% 13 .840 04/22/25 906,250
2,000,000 g High Street Funding Trust I 4 .111 02/15/28 1,861,600
925,000 Icahn Enterprises LP 5 .250 05/15/27 846,930
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,255,752
5,000,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 4,083,734
4,000,000 ING GROEP NV 6 .500 N/A‡ 3,781,953
425,000 Legg Mason, Inc 3 .950 07/15/24 416,144
3,425,000 g LPL Holdings, Inc 4 .000 03/15/29 2,980,093
500,000 g,i Matterhorn Re Ltd SOFR + 5.250% 5 .889 03/24/25 430,350
1,400,000 g Minejesa Capital BV 4 .625 08/10/30 1,225,280
1,000,000 g Minejesa Capital BV 5 .625 08/10/37 778,506
3,445,000 Morgan Stanley 2 .720 07/22/25 3,293,487
2,650,000 Morgan Stanley 2 .188 04/28/26 2,462,553
1,000,000 Morgan Stanley 4 .679 07/17/26 982,855
6,625,000 Morgan Stanley 3 .125 07/27/26 6,179,613
1,480,000 Morgan Stanley 3 .950 04/23/27 1,397,702
1,300,000 Morgan Stanley 1 .512 07/20/27 1,128,124
1,425,000 Morgan Stanley 2 .699 01/22/31 1,177,544
425,000 Morgan Stanley 1 .794 02/13/32 319,413
1,325,000 Morgan Stanley 1 .928 04/28/32 999,748
400,000 Morgan Stanley 6 .342 10/18/33 419,122
1,140,000 Northern Trust Corp 3 .950 10/30/25 1,116,151
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,113,620
2,375,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,078,741
2,000,000 g REC Ltd 4 .750 05/19/23 1,990,420
2,000,000 g Rocket Mortgage LLC 4 .000 10/15/33 1,493,720
1,830,000 e,g S&P Global, Inc 4 .250 05/01/29 1,746,727
1,000,000 SLM Corp 5 .500 01/25/23 998,290
2,100,000 g Societe Generale S.A. 4 .027 01/21/43 1,420,941
600,000 Springleaf Finance Corp 6 .125 03/15/24 580,362
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,104,166
700,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 644,518
2,500,000 g UBS Group AG 7 .000 N/A‡ 2,459,558
260,000 Voya Financial, Inc 5 .700 07/15/43 240,977
TOTAL DIVERSIFIED FINANCIALS 172,231,577
ENERGY - 4 .0%
1,450,000 g Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,329,459
3,950,000 g Archrock Partners LP 6 .875 04/01/27 3,770,924
375,000 g Archrock Partners LP 6 .250 04/01/28 343,129
550,000 Cenovus Energy, Inc 2 .650 01/15/32 439,119
2,000,000 Cenovus Energy, Inc 5 .400 06/15/47 1,788,874

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 109,901 o Cloud Peak Energy, Inc 12 .000% 05/01/25 $ 101,477
1,500,000 g Cosan Ltd 5 .500 09/20/29 1,411,875
2,125,000 Diamondback Energy, Inc 3 .250 12/01/26 1,976,456
3,000,000 Diamondback Energy, Inc 3 .500 12/01/29 2,631,964
2,200,000 Diamondback Energy, Inc 3 .125 03/24/31 1,821,734
1,600,000 Diamondback Energy, Inc 4 .250 03/15/52 1,170,673
1,790,000 g DT Midstream, Inc 4 .125 06/15/29 1,537,807
1,490,000 g DT Midstream, Inc 4 .375 06/15/31 1,249,961
2,300,000 Ecopetrol S.A. 6 .875 04/29/30 2,085,715
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,737,736
2,000,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 1,681,473
2,340,000 Enbridge, Inc 5 .750 07/15/80 2,115,870
500,000 g Energean Israel Finance Ltd 4 .875 03/30/26 458,600
897,000 g Energean Israel Finance Ltd 5 .375 03/30/28 801,694
2,900,000 Energy Transfer LP 5 .750 02/15/33 2,837,244
4,200,000 Energy Transfer LP 6 .500 N/A‡ 3,612,000
1,375,000 Energy Transfer Operating LP 2 .900 05/15/25 1,294,899
950,000 Energy Transfer Operating LP 4 .750 01/15/26 925,317
575,000 Energy Transfer Operating LP 5 .500 06/01/27 570,917
2,000,000 Energy Transfer Operating LP 4 .950 06/15/28 1,933,971
575,000 Energy Transfer Operating LP 5 .250 04/15/29 556,000
2,100,000 Energy Transfer Operating LP 6 .250 04/15/49 1,952,736
2,700,000 Energy Transfer Operating LP 5 .000 05/15/50 2,157,113
525,000 g EnLink Midstream LLC 5 .625 01/15/28 500,062
745,000 g EnLink Midstream LLC 6 .500 09/01/30 737,326
1,025,000 Enterprise Products Operating LLC 3 .700 02/15/26 987,880
1,550,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,364,694
200,000 Enterprise Products Operating LLC 2 .800 01/31/30 169,905
1,025,000 Enterprise Products Operating LLC 4 .250 02/15/48 822,474
2,105,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,655,101
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,252,796
825,000 Enterprise Products Operating LLC 3 .200 02/15/52 540,578
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 814,848
450,000 g EQM Midstream Partners LP 6 .000 07/01/25 434,249
2,000,000 g EQM Midstream Partners LP 4 .500 01/15/29 1,679,854
850,000 g EQT Corp 3 .125 05/15/26 781,180
3,081,892 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,617,007
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,209,058
675,000 Genesis Energy LP 6 .500 10/01/25 645,104
3,750,000 Genesis Energy LP 6 .250 05/15/26 3,431,125
450,000 g Hilcorp Energy I LP 5 .750 02/01/29 400,530
450,000 g Hilcorp Energy I LP 6 .000 02/01/31 388,151
475,000 g Holly Energy Partners LP 6 .375 04/15/27 466,684
1,700,000 g KazMunayGas National Co JSC 5 .375 04/24/30 1,523,592
2,000,000 g KazMunayGas National Co JSC 3 .500 04/14/33 1,484,000
715,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 642,430
1,325,000 g Kosmos Energy Ltd 7 .750 05/01/27 1,104,792
2,025,000 g Leviathan Bond Ltd 6 .125 06/30/25 1,976,906
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,035,294
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,465,242
1,650,000 Marathon Petroleum Corp 5 .000 09/15/54 1,376,892
2,500,000 g MEG Energy Corp 7 .125 02/01/27 2,549,730
2,625,000 MPLX LP 1 .750 03/01/26 2,339,847
7,275,000 MPLX LP 2 .650 08/15/30 5,895,641
1,550,000 MPLX LP 4 .700 04/15/48 1,223,154
1,617,000 Murphy Oil Corp 5 .875 12/01/27 1,556,023
325,000 Occidental Petroleum Corp 5 .500 12/01/25 323,898
800,000 Occidental Petroleum Corp 5 .550 03/15/26 797,000
2,375,000 e Occidental Petroleum Corp 3 .500 08/15/29 2,126,361
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,057,980

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,100,000 ONEOK, Inc 4 .000% 07/13/27 $ 1,034,888
4,150,000 ONEOK, Inc 4 .550 07/15/28 3,916,808
3,050,000 ONEOK, Inc 4 .350 03/15/29 2,818,785
1,650,000 ONEOK, Inc 4 .500 03/15/50 1,228,619
2,000,000 g Parkland Corp 4 .500 10/01/29 1,666,533
1,260,000 g Parkland Corp 4 .625 05/01/30 1,042,650
5,000,000 g Pertamina Persero PT 1 .400 02/09/26 4,456,865
3,000,000 g Pertamina Persero PT 2 .300 02/09/31 2,423,193
2,000,000 Petrobras Global Finance BV 6 .900 03/19/49 1,794,960
1,992,000 Petroleos Mexicanos 6 .840 01/23/30 1,646,373
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 2,043,490
4,509,000 Petroleos Mexicanos 6 .700 02/16/32 3,540,679
2,700,000 Phillips 66 2 .150 12/15/30 2,161,825
1,450,000 Phillips 66 3 .300 03/15/52 1,000,551
715,000 g Phillips 66 Co 4 .680 02/15/45 619,668
475,000 Regency Energy Partners LP 4 .500 11/01/23 471,526
5,130,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 5,190,748
3,950,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 3,712,885
3,300,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 3,058,825
640,000 g Santos Finance Ltd 3 .649 04/29/31 508,710
2,675,000 g Saudi Arabian Oil Co 2 .250 11/24/30 2,201,268
820,000 Shell International Finance BV 3 .125 11/07/49 576,266
2,000,000 g SierraCol Energy Andina LLC 6 .000 06/15/28 1,569,519
455,000 Suncor Energy, Inc 6 .800 05/15/38 476,618
1,400,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,306,589
600,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 508,234
1,150,000 Sunoco LP 4 .500 05/15/29 1,005,905
1,525,000 Targa Resources Corp 4 .200 02/01/33 1,312,054
1,525,000 Targa Resources Corp 4 .950 04/15/52 1,206,435
525,000 Targa Resources Partners LP 6 .500 07/15/27 528,328
1,000,000 Targa Resources Partners LP 4 .000 01/15/32 841,390
2,000,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 1,561,073
3,300,000 Total Capital International S.A. 3 .127 05/29/50 2,330,513
3,440,000 TransCanada PipeLines Ltd 4 .250 05/15/28 3,256,331
1,750,000 TransCanada PipeLines Ltd 2 .500 10/12/31 1,389,552
2,000,000 TransCanada Trust 5 .500 09/15/79 1,726,440
1,242,000 g Tullow Oil plc 10 .250 05/15/26 996,084
1,600,000 USA Compression Partners LP 6 .875 04/01/26 1,534,864
1,075,000 USA Compression Partners LP 6 .875 09/01/27 1,005,125
1,800,000 Williams Cos, Inc 2 .600 03/15/31 1,456,655
TOTAL ENERGY 170,799,949
FOOD & STAPLES RETAILING - 0 .4%
2,350,000 Costco Wholesale Corp 1 .600 04/20/30 1,925,277
1,460,000 Kroger Co 3 .875 10/15/46 1,115,595
2,500,000 g MARB BondCo plc 3 .950 01/29/31 1,918,960
675,000 SYSCO Corp 3 .300 07/15/26 636,714
2,250,000 SYSCO Corp 3 .150 12/14/51 1,479,024
2,200,000 Walmart, Inc 1 .050 09/17/26 1,948,241
280,000 Walmart, Inc 2 .375 09/24/29 245,170
5,125,000 Walmart, Inc 1 .800 09/22/31 4,170,815
2,375,000 Walmart, Inc 2 .500 09/22/41 1,732,690
TOTAL FOOD & STAPLES RETAILING 15,172,486
FOOD, BEVERAGE & TOBACCO - 1 .1%
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 5,507,975
1,745,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 1,490,277
1,850,000 BAT Capital Corp 2 .259 03/25/28 1,535,357
3,650,000 BAT Capital Corp 4 .906 04/02/30 3,341,860
3,735,000 BAT Capital Corp 2 .726 03/25/31 2,914,111

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 1,100,000 BAT Capital Corp 4 .742% 03/16/32 $ 976,057
4,400,000 BAT International Finance plc 4 .448 03/16/28 4,075,109
2,000,000 g BRF S.A. 5 .750 09/21/50 1,427,360
2,700,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,277,234
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,705,963
3,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 2,617,684
450,000 Constellation Brands, Inc 4 .400 11/15/25 442,257
450,000 Constellation Brands, Inc 3 .700 12/06/26 427,900
1,625,000 Constellation Brands, Inc 3 .150 08/01/29 1,424,078
2,350,000 Constellation Brands, Inc 2 .875 05/01/30 2,000,461
1,700,000 Constellation Brands, Inc 2 .250 08/01/31 1,350,471
450,000 g Corp Lindley S.A. 4 .625 04/12/23 445,390
1,650,000 Diageo Capital plc 2 .125 10/24/24 1,565,151
2,425,000 Diageo Capital plc 2 .375 10/24/29 2,068,756
1,150,000 Diageo Capital plc 2 .000 04/29/30 944,591
1,700,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,435,656
1,500,000 g Primo Water Holdings, Inc 4 .375 04/30/29 1,295,387
2,250,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 2,131,881
5,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 4,467,568
TOTAL FOOD, BEVERAGE & TOBACCO 47,868,534
HEALTH CARE EQUIPMENT & SERVICES - 1 .8%
450,000 Abbott Laboratories 5 .300 05/27/40 457,759
4,200,000 Anthem, Inc 2 .250 05/15/30 3,474,427
1,660,000 Becton Dickinson & Co 2 .823 05/20/30 1,424,710
1,200,000 Boston Scientific Corp 2 .650 06/01/30 1,025,027
1,640,000 Centene Corp 2 .450 07/15/28 1,384,242
6,410,000 Centene Corp 3 .000 10/15/30 5,254,592
2,750,000 g CHS/Community Health Systems, Inc 8 .000 03/15/26 2,503,641
1,250,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 942,546
1,525,000 Cigna Corp 3 .200 03/15/40 1,150,538
7,450,000 CVS Health Corp 1 .750 08/21/30 5,871,279
5,175,000 CVS Health Corp 4 .780 03/25/38 4,714,084
1,400,000 CVS Health Corp 2 .700 08/21/40 967,218
4,925,000 CVS Health Corp 5 .050 03/25/48 4,420,409
5,400,000 Encompass Health Corp 4 .500 02/01/28 4,905,360
9,000,000 HCA, Inc 3 .500 09/01/30 7,762,286
2,075,000 g HCA, Inc 3 .625 03/15/32 1,755,769
1,320,000 HCA, Inc 5 .500 06/15/47 1,172,320
1,700,000 g HCA, Inc 4 .625 03/15/52 1,323,102
3,500,000 g Hologic, Inc 3 .250 02/15/29 3,005,437
1,800,000 Humana, Inc 3 .950 03/15/27 1,725,459
2,000,000 Humana, Inc 2 .150 02/03/32 1,560,664
3,700,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 2,886,370
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,313,507
375,000 g Tenet Healthcare Corp 4 .625 06/15/28 335,528
3,400,000 g Tenet Healthcare Corp 6 .125 10/01/28 3,044,088
5,600,000 g Tenet Healthcare Corp 4 .375 01/15/30 4,847,164
2,650,000 UnitedHealth Group, Inc 2 .950 10/15/27 2,453,280
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,020,924
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 862,736
TOTAL HEALTH CARE EQUIPMENT & SERVICES 76,564,466
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
875,000 Church & Dwight Co, Inc 2 .300 12/15/31 700,985
1,850,000 Church & Dwight Co, Inc 5 .000 06/15/52 1,730,064
550,000 Colgate-Palmolive Co 3 .250 08/15/32 496,343
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,927,392

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE - 0 .8%
$ 2,550,000 g Acrisure LLC 4 .250% 02/15/29 $ 2,104,805
150,000 Aetna, Inc 6 .625 06/15/36 159,343
53,000 Aflac, Inc 6 .450 08/15/40 54,265
1,000,000 g,i Alamo Re Ltd 11 .587 06/07/25 938,400
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 738,893
325,000 g AmWINS Group, Inc 4 .875 06/30/29 275,648
1,250,000 Aon Corp 2 .800 05/15/30 1,066,033
2,425,000 Aon plc 3 .500 06/14/24 2,366,774
500,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 433,143
400,000 Berkshire Hathaway Finance Corp 4 .250 01/15/49 356,083
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,601,401
700,000 CNA Financial Corp 3 .950 05/15/24 687,684
550,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 498,722
1,690,000 g Five Corners Funding Trust II 2 .850 05/15/30 1,416,663
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 6,356,408
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 199,896
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 534,291
1,521,000 g Liberty Mutual Group, Inc 4 .569 02/01/29 1,421,707
1,750,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 1,220,762
1,750,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 1,570,112
375,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 363,987
875,000 MetLife, Inc 3 .600 11/13/25 850,189
625,000 MetLife, Inc 5 .000 07/15/52 594,968
3,920,000 MetLife, Inc 3 .850 N/A‡ 3,640,700
500,000 Principal Financial Group, Inc 2 .125 06/15/30 409,675
500,000 Prudential Financial, Inc 3 .905 12/07/47 398,158
1,050,000 Reinsurance Group of America, Inc 3 .900 05/15/29 960,663
850,000 Willis North America, Inc 3 .600 05/15/24 826,821
TOTAL INSURANCE 33,046,194
MATERIALS - 2 .2%
2,650,000 Albemarle Corp 4 .650 06/01/27 2,584,215
1,125,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,020,937
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,006,145
875,000 g Anglo American Capital plc 3 .875 03/16/29 785,563
1,350,000 g Anglo American Capital plc 2 .625 09/10/30 1,097,125
4,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 3,748,334
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,301,002
1,225,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 1,040,570
3,570,000 Ball Corp 6 .875 03/15/28 3,666,997
2,425,000 Ball Corp 2 .875 08/15/30 1,935,441
270,000 Bemis Co, Inc 3 .100 09/15/26 250,368
1,200,000 Bemis Co, Inc 2 .630 06/19/30 976,482
5,375,000 Berry Global, Inc 1 .570 01/15/26 4,788,135
3,125,000 Berry Global, Inc 1 .650 01/15/27 2,672,722
1,145,000 g CANPACK S.A. 3 .125 11/01/25 1,003,226
2,500,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 2,335,486
1,500,000 g Cemex SAB de C.V. 5 .450 11/19/29 1,439,992
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,327,285
725,000 e,g Constellium SE 3 .750 04/15/29 589,017
2,000,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,765,162
5,805,000 DowDuPont, Inc 4 .493 11/15/25 5,708,358
1,605,000 DowDuPont, Inc 4 .725 11/15/28 1,582,598
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,657,638
1,785,000 g Freeport Indonesia PT 5 .315 04/14/32 1,637,263
2,500,000 Freeport-McMoRan, Inc 5 .450 03/15/43 2,255,100
700,000 g Fresnillo plc 4 .250 10/02/50 551,089
1,850,000 g GCC SAB de C.V. 3 .614 04/20/32 1,539,638
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,263,203
485,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 438,147

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 2,000,000 g Mineral Resources Ltd 8 .000% 11/01/27 $ 2,045,040
377,000 Mosaic Co 4 .875 11/15/41 319,525
1,200,000 Newmont Corp 2 .250 10/01/30 964,488
1,665,000 e Newmont Corp 2 .600 07/15/32 1,325,526
3,000,000 g Nova Chemicals Corp 4 .875 06/01/24 2,902,489
2,500,000 Nutrien Ltd 2 .950 05/13/30 2,141,795
1,920,000 g OCI NV 4 .625 10/15/25 1,819,333
1,100,000 g OCP S.A. 3 .750 06/23/31 921,334
2,000,000 Olin Corp 5 .125 09/15/27 1,890,000
1,975,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,705,906
2,900,000 g PolyOne Corp 5 .750 05/15/25 2,827,501
2,075,000 e Sasol Financing USA LLC 4 .375 09/18/26 1,834,439
4,500,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 3,309,468
2,200,000 g Standard Industries, Inc 5 .000 02/15/27 2,030,013
2,100,000 Suzano Austria GmbH 2 .500 09/15/28 1,766,877
3,000,000 Suzano Austria GmbH 3 .125 01/15/32 2,338,812
911,000 g Tronox, Inc 4 .625 03/15/29 757,269
2,675,000 g UltraTech Cement Ltd 2 .800 02/16/31 2,126,101
815,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 655,803
1,000,000 WRKCo, Inc 4 .900 03/15/29 960,084
1,500,000 WRKCo, Inc 3 .000 06/15/33 1,191,239
TOTAL MATERIALS 92,800,280
MEDIA & ENTERTAINMENT - 2 .6%
875,000 Activision Blizzard, Inc 3 .400 09/15/26 833,531
1,100,000 Activision Blizzard, Inc 1 .350 09/15/30 859,572
2,030,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,459,684
3,985,419 g Alfa Desarrollo S.p.A 4 .550 09/27/51 3,027,447
2,500,000 g Arches Buyer, Inc 4 .250 06/01/28 1,955,253
1,550,000 Baidu, Inc 1 .625 02/23/27 1,326,228
1,500,000 g BOC Aviation USA Corp 1 .625 04/29/24 1,423,764
500,000 g,i Bonanza RE Ltd SOFR + 5.750% 10 .087 03/16/25 400,000
1,175,000 g Cable Onda S.A. 4 .500 01/30/30 1,055,444
6,000,000 g CCO Holdings LLC 5 .125 05/01/27 5,592,420
1,800,000 g CCO Holdings LLC 4 .500 08/15/30 1,487,079
2,750,000 Charter Communications Operating LLC 2 .800 04/01/31 2,140,896
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,203,783
1,465,000 Charter Communications Operating LLC 5 .125 07/01/49 1,107,777
8,150,000 Charter Communications Operating LLC 4 .800 03/01/50 5,916,485
5,000,000 Comcast Corp 4 .150 10/15/28 4,794,735
2,975,000 Comcast Corp 3 .200 07/15/36 2,411,670
1,000,000 Comcast Corp 3 .900 03/01/38 861,765
15,185,000 Comcast Corp 2 .887 11/01/51 9,752,490
5,000,000 g CSC Holdings LLC 5 .500 04/15/27 4,194,382
1,225,000 g CT Trust 5 .125 02/03/32 1,075,663
985,000 g DIRECTV Holdings LLC 5 .875 08/15/27 881,240
1,500,000 DISH DBS Corp 5 .000 03/15/23 1,493,107
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,142,375
2,075,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 1,808,072
3,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 2,233,641
2,785,000 Grupo Televisa SAB 6 .625 01/15/40 2,861,453
2,000,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 1,861,912
3,200,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 2,809,211
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,141,261
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,754,530
1,000,000 Lamar Media Corp 4 .000 02/15/30 874,000
825,000 Lamar Media Corp 3 .625 01/15/31 682,050
1,275,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,056,220
1,250,000 g Magallanes, Inc 4 .279 03/15/32 1,029,706
6,475,000 g Magallanes, Inc 5 .050 03/15/42 4,953,907

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 3,000,000 g Medco Laurel Tree Pte Ltd 6 .950% 11/12/28 $ 2,656,438
2,445,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,176,050
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,953,826
1,850,000 e,g Natura &Co Luxembourg Holdings Sarl 6 .000 04/19/29 1,619,108
825,000 g News Corp 3 .875 05/15/29 715,597
3,500,000 Paramount Global 6 .375 03/30/62 2,861,282
590,000 g Sirius XM Radio, Inc 3 .125 09/01/26 523,885
2,725,000 g Sirius XM Radio, Inc 4 .000 07/15/28 2,371,567
1,575,000 g Sirius XM Radio, Inc 4 .125 07/01/30 1,299,706
800,000 Smithsonian Institution 0 .974 09/01/23 776,563
1,000,000 Smithsonian Institution 1 .118 09/01/24 941,274
1,600,000 Smithsonian Institution 1 .514 09/01/26 1,415,992
1,230,000 Time Warner Cable LLC 5 .875 11/15/40 1,071,609
475,000 Time Warner Cable LLC 4 .500 09/15/42 347,750
1,275,000 g Univision Communications, Inc 4 .500 05/01/29 1,066,232
725,000 g Univision Communications, Inc 7 .375 06/30/30 692,883
2,000,000 g UPC Broadband Finco BV 4 .875 07/15/31 1,663,590
515,000 ViacomCBS, Inc 5 .850 09/01/43 427,649
2,000,000 g VZ Secured Financing BV 5 .000 01/15/32 1,625,243
125,000 Walt Disney Co 7 .625 11/30/28 141,024
1,825,000 Weibo Corp 3 .375 07/08/30 1,417,806
TOTAL MEDIA & ENTERTAINMENT 111,227,827
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .0%
850,000 AbbVie, Inc 2 .850 05/14/23 843,847
2,625,000 AbbVie, Inc 3 .800 03/15/25 2,558,350
8,725,000 AbbVie, Inc 4 .050 11/21/39 7,468,157
625,000 AstraZeneca Finance LLC 2 .250 05/28/31 519,876
6,000,000 AstraZeneca plc 1 .375 08/06/30 4,740,157
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,362,960
2,040,000 g Avantor Funding, Inc 3 .875 11/01/29 1,713,090
750,000 Bristol-Myers Squibb Co 2 .350 11/13/40 515,651
1,700,000 Bristol-Myers Squibb Co 3 .550 03/15/42 1,379,802
1,090,000 Danaher Corp 2 .800 12/10/51 720,229
450,000 Gilead Sciences, Inc 4 .000 09/01/36 396,656
3,900,000 Gilead Sciences, Inc 2 .800 10/01/50 2,493,406
900,000 Johnson & Johnson 3 .400 01/15/38 763,889
1,325,000 Merck & Co, Inc 2 .750 12/10/51 885,284
1,450,000 Mylan, Inc 4 .550 04/15/28 1,341,365
2,000,000 g Organon Finance  LLC 4 .125 04/30/28 1,770,800
3,150,000 g Organon Finance  LLC 5 .125 04/30/31 2,727,523
6,950,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 5,672,933
600,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 440,314
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 2,623,500
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 944,575
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 41,882,364
REAL ESTATE - 1 .7%
2,050,000 Agree LP 2 .000 06/15/28 1,678,604
350,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 334,388
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 422,457
1,650,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 1,607,459
1,125,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 836,494
875,000 American Tower Corp 5 .000 02/15/24 871,775
1,425,000 American Tower Corp 2 .950 01/15/25 1,359,103
475,000 American Tower Corp 3 .375 10/15/26 444,106
1,200,000 American Tower Corp 3 .600 01/15/28 1,102,895
1,480,000 American Tower Corp 3 .800 08/15/29 1,342,616
4,100,000 American Tower Corp 2 .900 01/15/30 3,472,150

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 825,000 American Tower Corp 2 .100% 06/15/30 $ 653,026
1,390,000 American Tower Corp 1 .875 10/15/30 1,072,656
950,000 Brandywine Operating Partnership LP 4 .100 10/01/24 903,938
1,750,000 Brixmor Operating Partnership LP 3 .850 02/01/25 1,679,161
350,000 Brixmor Operating Partnership LP 2 .250 04/01/28 288,835
400,000 Brixmor Operating Partnership LP 2 .500 08/16/31 305,937
775,000 Crown Castle International Corp 3 .650 09/01/27 719,849
2,025,000 Crown Castle International Corp 2 .250 01/15/31 1,624,520
3,525,000 Crown Castle International Corp 2 .100 04/01/31 2,778,206
1,775,000 CubeSmart LP 2 .250 12/15/28 1,462,886
1,850,000 g Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,765,566
590,000 Equinix, Inc 2 .150 07/15/30 469,368
2,375,000 Essential Properties LP 2 .950 07/15/31 1,726,921
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,598,316
600,000 Federal Realty Investment Trust 1 .250 02/15/26 528,435
1,500,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,432,212
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,329,961
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 409,684
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 402,050
1,225,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 1,140,178
3,055,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 2,550,815
375,000 Highwoods Realty LP 3 .875 03/01/27 348,010
725,000 Highwoods Realty LP 4 .125 03/15/28 654,790
700,000 Highwoods Realty LP 4 .200 04/15/29 609,992
3,369,000 Highwoods Realty LP 2 .600 02/01/31 2,521,585
1,225,000 g Howard Hughes Corp 4 .125 02/01/29 1,025,938
460,000 Hudson Pacific Properties LP 3 .950 11/01/27 391,399
1,075,000 Hudson Pacific Properties LP 4 .650 04/01/29 918,428
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,109,566
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,110,295
1,285,000 Life Storage LP 2 .400 10/15/31 988,550
1,500,000 Mid-America Apartments LP 4 .300 10/15/23 1,491,136
1,000,000 Mid-America Apartments LP 3 .750 06/15/24 979,233
850,000 Mid-America Apartments LP 4 .000 11/15/25 826,027
3,925,000 Mid-America Apartments LP 2 .750 03/15/30 3,337,467
1,625,000 Mid-America Apartments LP 1 .700 02/15/31 1,266,953
1,000,000 Mid-America Apartments LP 2 .875 09/15/51 637,328
550,000 National Retail Properties, Inc 4 .000 11/15/25 528,462
600,000 National Retail Properties, Inc 3 .600 12/15/26 559,623
625,000 ProLogis LP 2 .875 11/15/29 543,792
875,000 Regency Centers LP 3 .900 11/01/25 831,340
425,000 Regency Centers LP 3 .600 02/01/27 397,737
1,650,000 Regency Centers LP 2 .950 09/15/29 1,384,872
1,700,000 Retail Properties of America, Inc 4 .750 09/15/30 1,496,571
3,500,000 g SBA Tower Trust 1 .631 11/15/26 2,972,474
789,000 g SBA Tower Trust 2 .328 01/15/28 660,447
603,000 SITE Centers Corp 3 .625 02/01/25 569,107
3,820,000 SITE Centers Corp 4 .250 02/01/26 3,597,855
650,000 SITE Centers Corp 4 .700 06/01/27 609,800
400,000 Weingarten Realty Investors 4 .450 01/15/24 395,073
925,000 Weingarten Realty Investors 3 .850 06/01/25 889,646
300,000 Weingarten Realty Investors 3 .250 08/15/26 275,802
650,000 Weyerhaeuser Co 4 .000 03/09/52 490,490
TOTAL REAL ESTATE 72,734,355
RETAILING - 0 .7%
400,000 AmeriGas Partners LP 5 .875 08/20/26 379,884
2,670,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 2,249,849
755,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 621,138
1,800,000 AutoNation, Inc 3 .800 11/15/27 1,632,586

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 250,000 AutoNation, Inc 2 .400% 08/01/31 $ 179,753
1,950,000 AutoZone, Inc 1 .650 01/15/31 1,512,896
300,000 Chevron USA, Inc 3 .900 11/15/24 294,882
1,350,000 Genuine Parts Co 2 .750 02/01/32 1,083,548
3,900,000 g JSM Global Sarl 4 .750 10/20/30 2,598,375
1,225,000 g Kia Corp 2 .750 02/14/27 1,081,372
925,000 g L Brands, Inc 6 .625 10/01/30 868,023
800,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 640,631
2,175,000 g Lithia Motors, Inc 4 .625 12/15/27 1,961,719
1,900,000 g Magic Mergeco, Inc 5 .250 05/01/28 1,528,608
790,000 O'Reilly Automotive, Inc 3 .550 03/15/26 758,675
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,319,418
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,155,796
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,707,227
2,000,000 g Prosus NV 3 .832 02/08/51 1,208,336
5,000,000 g Staples, Inc 7 .500 04/15/26 4,303,400
550,000 g Superior Plus LP 4 .500 03/15/29 470,250
2,550,000 Target Corp 2 .350 02/15/30 2,164,542
TOTAL RETAILING 29,720,908
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
3,736,000 g Broadcom, Inc 3 .187 11/15/36 2,683,523
8,558,000 g Broadcom, Inc 4 .926 05/15/37 7,465,702
1,035,000 Intel Corp 3 .734 12/08/47 775,654
700,000 Lam Research Corp 3 .750 03/15/26 678,662
775,000 Lam Research Corp 4 .000 03/15/29 737,967
3,595,000 NVIDIA Corp 2 .000 06/15/31 2,879,324
1,425,000 NXP BV 3 .875 06/18/26 1,353,669
1,175,000 NXP BV 4 .400 06/01/27 1,126,112
725,000 NXP BV 3 .400 05/01/30 626,505
1,575,000 NXP BV 3 .125 02/15/42 1,067,523
700,000 Texas Instruments, Inc 2 .625 05/15/24 680,746
505,000 Texas Instruments, Inc 4 .150 05/15/48 446,880
2,000,000 TSMC Arizona Corp 4 .125 04/22/29 1,899,515
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 22,421,782
SOFTWARE & SERVICES - 0 .6%
2,975,000 Adobe, Inc 2 .300 02/01/30 2,536,690
265,000 g CA Magnum Holdings 5 .375 10/31/26 241,475
2,135,000 Fiserv, Inc 3 .500 07/01/29 1,923,460
900,000 g Gartner, Inc 3 .750 10/01/30 775,771
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,195,652
1,625,000 Meta Platforms, Inc 4 .450 08/15/52 1,291,308
3,000,000 Microsoft Corp 2 .400 08/08/26 2,797,358
1,165,000 Microsoft Corp 3 .300 02/06/27 1,122,693
1,149,000 Microsoft Corp 2 .525 06/01/50 756,098
2,270,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,224,600
565,000 g Open Text Corp 6 .900 12/01/27 565,000
2,830,000 g Open Text Corp 3 .875 12/01/29 2,275,852
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 441,191
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,099,744
4,100,000 Roper Technologies, Inc 2 .000 06/30/30 3,285,722
3,525,000 salesforce.com, Inc 2 .700 07/15/41 2,515,880
550,000 Visa, Inc 2 .700 04/15/40 416,632
TOTAL SOFTWARE & SERVICES 25,465,126
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .7%
3,000,000 g Ahead DB Holdings LLC 6 .625 05/01/28 2,411,250
1,470,000 Amphenol Corp 2 .800 02/15/30 1,254,739
5,575,000 Apple, Inc 2 .450 08/04/26 5,170,157

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 10,350,000 Apple, Inc 2 .050% 09/11/26 $ 9,447,408
1,000,000 Apple, Inc 3 .850 05/04/43 862,380
640,000 Apple, Inc 4 .650 02/23/46 605,904
290,000 Corning, Inc 4 .375 11/15/57 224,841
1,805,000 Dell International LLC 5 .300 10/01/29 1,765,294
875,000 Flex Ltd 4 .875 06/15/29 823,343
4,125,000 g Imola Merger Corp 4 .750 05/15/29 3,578,906
1,500,000 e,g Lenovo Group Ltd 3 .421 11/02/30 1,189,503
975,000 g Sensata Technologies BV 4 .000 04/15/29 840,937
450,000 Tyco Electronics Group S.A. 3 .700 02/15/26 431,865
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 28,606,527
TELECOMMUNICATION SERVICES - 2 .3%
3,075,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,775,188
6,563,000 AT&T, Inc 2 .550 12/01/33 5,043,729
2,085,000 AT&T, Inc 4 .500 05/15/35 1,895,367
1,700,000 AT&T, Inc 3 .500 06/01/41 1,267,748
20,570,000 AT&T, Inc 3 .550 09/15/55 13,725,202
4,917,000 AT&T, Inc 3 .800 12/01/57 3,392,402
5,000,000 g Bharti Airtel Ltd 3 .250 06/03/31 4,226,042
3,200,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,976,000
2,575,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 2,047,125
1,925,000 g Iliad Holding SASU 6 .500 10/15/26 1,785,349
2,268,000 g Millicom International Cellular S.A. 5 .125 01/15/28 2,109,069
1,175,000 e,g Millicom International Cellular S.A. 4 .500 04/27/31 988,314
2,150,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 2,145,173
370,000 Orange S.A. 5 .375 01/13/42 357,594
1,875,000 Telefonica Emisiones SAU 4 .103 03/08/27 1,778,948
1,150,000 Telefonica Emisiones SAU 4 .895 03/06/48 883,815
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,457,570
800,000 T-Mobile USA, Inc 2 .250 02/15/26 727,713
10,850,000 T-Mobile USA, Inc 2 .625 02/15/29 9,184,859
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 7,835,298
750,000 T-Mobile USA, Inc 3 .000 02/15/41 529,218
725,000 T-Mobile USA, Inc 4 .500 04/15/50 596,050
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 2,002,028
950,000 Verizon Communications, Inc 1 .680 10/30/30 740,497
750,000 Verizon Communications, Inc 1 .750 01/20/31 581,879
3,050,000 Verizon Communications, Inc 2 .550 03/21/31 2,508,194
1,158,000 Verizon Communications, Inc 2 .355 03/15/32 917,949
13,850,000 Verizon Communications, Inc 2 .650 11/20/40 9,348,525
5,335,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 4,333,887
2,850,000 Vodafone Group plc 4 .375 02/19/43 2,281,560
2,620,000 Vodafone Group plc 4 .250 09/17/50 2,009,819
6,000,000 Vodafone Group plc 4 .125 06/04/81 4,453,268
TOTAL TELECOMMUNICATION SERVICES 97,905,379
TRANSPORTATION - 0 .6%
3,600,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,639,226
3,000,000 g AerCap Global Aviation 6 .500 06/15/45 2,827,863
1,800,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,250,683
5,500,000 Canadian Pacific Railway Co 2 .050 03/05/30 4,507,241
750,000 Canadian Pacific Railway Co 3 .100 12/02/51 504,219
2,750,000 g Cargo Aircraft Management, Inc 4 .750 02/01/28 2,495,928
1,990,000 CSX Corp 3 .250 06/01/27 1,859,170
700,000 CSX Corp 3 .800 03/01/28 667,604
3,295,000 CSX Corp 4 .250 03/15/29 3,169,402
1,000,000 g DP World Ltd 5 .625 09/25/48 936,190
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,649,725
718,121 g Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 638,289

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,550,000 Union Pacific Corp 2 .891% 04/06/36 $ 1,231,888
1,880,000 Union Pacific Corp 3 .839 03/20/60 1,452,265
TOTAL TRANSPORTATION 26,829,693
UTILITIES - 3 .3%
1,525,000 g Access Bank plc 6 .125 09/21/26 1,167,524
325,000 AEP Transmission Co LLC 3 .100 12/01/26 304,615
350,000 AEP Transmission Co LLC 4 .000 12/01/46 274,868
2,285,000 AEP Transmission Co LLC 2 .750 08/15/51 1,448,898
1,400,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,153,690
700,000 Alabama Power Co 4 .150 08/15/44 579,260
1,350,000 Ameren Corp 1 .750 03/15/28 1,140,106
3,225,000 Ameren Illinois Co 5 .900 12/01/52 3,501,897
525,000 American Water Capital Corp 3 .000 12/01/26 485,480
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,666,151
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,100,930
500,000 American Water Capital Corp 4 .000 12/01/46 388,635
900,000 American Water Capital Corp 3 .750 09/01/47 700,460
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,414,403
250,000 Atmos Energy Corp 4 .125 10/15/44 205,114
1,325,000 Baltimore Gas & Electric Co 3 .750 08/15/47 1,021,806
2,250,000 g Becle SAB de C.V. 2 .500 10/14/31 1,748,250
7,100,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,495,502
925,000 Black Hills Corp 4 .250 11/30/23 919,791
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 624,786
300,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 306,101
500,000 g,i Citrus Re Ltd SOFR + 5.100% 5 .100 06/07/25 474,150
525,000 g Clearway Energy Operating LLC 4 .750 03/15/28 484,547
1,000,000 CMS Energy Corp 3 .600 11/15/25 952,416
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,638,126
1,900,000 g Colbun S.A. 3 .150 01/19/32 1,600,636
200,000 Commonwealth Edison Co 5 .900 03/15/36 208,446
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 1,055,888
1,290,000 Consumers Energy Co 2 .650 08/15/52 811,118
1,750,000 Consumers Energy Co 4 .200 09/01/52 1,497,208
755,000 Dominion Energy, Inc 2 .250 08/15/31 600,736
3,375,000 Dominion Energy, Inc 3 .300 04/15/41 2,498,063
750,000 DTE Electric Co 3 .650 03/01/52 579,508
250,000 Duke Energy Corp 3 .300 06/15/41 181,877
875,000 Duke Energy Corp 3 .750 09/01/46 649,222
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,590,909
2,525,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 2,004,219
2,000,000 Enel Chile S.A. 4 .875 06/12/28 1,948,997
4,900,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 3,429,921
3,450,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 3,019,723
6,775,000 Exelon Corp 4 .050 04/15/30 6,289,894
2,025,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 1,842,035
2,225,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 1,829,885
1,270,000 Florida Power & Light Co 3 .990 03/01/49 1,064,741
UGX 6,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 1,415,129
750,000 Indiana Michigan Power Co 3 .750 07/01/47 556,669
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 775,463
2,000,000 g Israel Electric Corp Ltd 4 .250 08/14/28 1,885,000
1,250,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,093,365
1,525,000 g Kallpa Generacion SA 4 .125 08/16/27 1,397,345
2,250,000 g Korea Electric Power Corp 4 .000 06/14/27 2,135,399
2,400,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,104,749
775,000 MidAmerican Energy Co 3 .650 04/15/29 724,597
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,216,202
1,000,000 Nevada Power Co 5 .450 05/15/41 954,225

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 5,440,000 NextEra Energy Capital Holdings, Inc 2 .250% 06/01/30 $ 4,473,579
50,000 g NextEra Energy Operating Partners LP 4 .250 09/15/24 46,485
8,135,000 NiSource, Inc 1 .700 02/15/31 6,201,507
1,400,000 Northern States Power Co 3 .600 09/15/47 1,078,270
1,955,000 g NRG Energy, Inc 2 .450 12/02/27 1,619,825
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,267,205
500,000 NSTAR Electric Co 3 .950 04/01/30 470,022
1,550,000 Ohio Power Co 4 .150 04/01/48 1,257,476
1,365,000 Ohio Power Co 4 .000 06/01/49 1,076,461
575,000 ONE Gas, Inc 3 .610 02/01/24 564,689
600,000 g Pattern Energy Operations LP 4 .500 08/15/28 537,981
825,000 PECO Energy Co 3 .000 09/15/49 563,063
2,325,000 PECO Energy Co 2 .800 06/15/50 1,520,894
2,000,000 g Perusahaan Listrik Negara PT 4 .125 05/15/27 1,920,000
1,800,000 g Perusahaan Listrik Negara PT 5 .450 05/21/28 1,782,000
1,475,000 †,g Phosagro OAO Via Phosagro Bond Funding DAC 2 .600 09/16/28 958,750
50,000 Potomac Electric Power Co 7 .900 12/15/38 60,174
2,500,000 g Promigas S.A. ESP 3 .750 10/16/29 2,033,697
4,000,000 Public Service Co of Colorado 1 .875 06/15/31 3,184,187
550,000 Public Service Co of Colorado 4 .750 08/15/41 482,157
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,157,268
1,700,000 Public Service Electric and Gas Co 4 .900 12/15/32 1,703,044
3,200,000 g Rumo Luxembourg Sarl 4 .200 01/18/32 2,560,000
1,994,000 g Saka Energi Indonesia PT 4 .450 05/05/24 1,902,741
8,400,000 Sempra Energy 4 .875 N/A‡ 7,767,312
2,254,674 g Solar Star Funding LLC 3 .950 06/30/35 1,935,913
1,325,000 Southern Co 4 .400 07/01/46 1,105,036
75,000 Southern Co Gas Capital Corp 3 .875 11/15/25 72,345
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 510,701
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 318,492
2,000,000 g TerraForm Power Operating LLC 4 .750 01/15/30 1,739,997
1,569,573 g UEP Penonome II S.A. 6 .500 10/01/38 1,147,751
650,000 Virginia Electric & Power Co 2 .950 11/15/26 605,720
650,000 Virginia Electric & Power Co 3 .500 03/15/27 614,273
775,000 Virginia Electric & Power Co 3 .800 09/15/47 592,432
850,000 Wisconsin Power & Light Co 4 .100 10/15/44 658,006
215,000 Xcel Energy, Inc 4 .800 09/15/41 187,845
TOTAL UTILITIES 138,835,973
TOTAL CORPORATE BONDS 1,665,855,098
(Cost $1,924,844,356)
GOVERNMENT BONDS - 37 .4%
FOREIGN GOVERNMENT BONDS - 2 .6%
750,000 g African Export-Import Bank 2 .634 05/17/26 674,696
2,075,000 g Angolan Government International Bond 8 .750 04/14/32 1,795,351
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,297,169
INR 70,000,000 Asian Development Bank 6 .200 10/06/26 820,573
550,000 g Banque Ouest Africaine de Developpement 5 .000 07/27/27 516,514
3,000,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 2,547,090
EUR 1,575,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,268,460
287,000 g Barbados Government International Bond 6 .500 10/01/29 266,049
3,660,000 g Bermuda Government International Bond 4 .750 02/15/29 3,643,272
1,500,000 g BNG Bank NV 1 .500 10/16/24 1,418,048
1,500,000 Brazilian Government International Bond 4 .750 01/14/50 1,049,161
3,575,000 e Chile Government International Bond 2 .550 01/27/32 2,924,982
CNY 3,250,000 China Government Bond 3 .270 11/19/30 482,604
CNY 3,300,000 China Government Bond 3 .810 09/14/50 521,115
3,000,000 Colombia Government International Bond 3 .250 04/22/32 2,181,592
1,500,000 Colombia Government International Bond 5 .000 06/15/45 1,020,459

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,850,000 g Costa Rica Government International Bond 5 .625% 04/30/43 $ 1,513,016
750,000 g Development Bank of Japan, Inc 0 .500 03/04/24 711,941
DOP 160,000,000 g Dominican Republic Government International Bond 12 .000 03/05/32 2,765,187
2,250,000 g Dominican Republic Government International Bond 4 .875 09/23/32 1,867,637
3,725,000 g Dominican Republic Government International Bond 6 .500 02/15/48 3,063,894
170,283 g Ecuador Government International Bond 0 .000 07/31/30 66,505
928,125 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 596,384
650,162 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 298,904
EUR 1,400,000 g Egypt Government International Bond 5 .625 04/16/30 1,035,733
1,500,000 g Egypt Government International Bond 7 .053 01/15/32 1,094,421
2,475,000 g Egypt Government International Bond 8 .500 01/31/47 1,645,133
2,250,000 g Egypt Government International Bond 8 .875 05/29/50 1,516,338
1,200,000 g El Salvador Government International Bond 7 .625 02/01/41 463,586
256,254 † European Bank for Reconstruction & Development 10 .000 02/28/23 213,048
1,375,000 g Export-Import Bank of India 3 .875 02/01/28 1,271,175
2,625,000 g Export-Import Bank of India 2 .250 01/13/31 2,059,943
2,200,000 †,g Ghana Government International Bond 8 .125 03/26/32 787,270
1,200,000 g Guatemala Government Bond 6 .125 06/01/50 1,127,715
875,000 g Guatemala Government International Bond 4 .375 06/05/27 826,907
725,000 g Hungary Government International Bond 5 .250 06/16/29 692,791
425,000 g Hungary Government International Bond 2 .125 09/22/31 315,742
225,000 Indonesia Government International Bond 3 .550 03/31/32 203,408
1,900,000 g Indonesia Government International Bond 4 .625 04/15/43 1,689,621
1,615,625 g Iraq Government International Bond 5 .800 01/15/28 1,487,258
EUR 125,000 g Ivory Coast Government International Bond 4 .875 01/30/32 105,655
940,417 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 887,326
3,025,000 Jamaica Government International Bond 8 .000 03/15/39 3,533,937
2,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 2,441,903
950,000 g Jordan Government International Bond 4 .950 07/07/25 908,881
2,500,000 g Kenya Government International Bond 7 .000 05/22/27 2,231,863
575,000 g Kenya Government International Bond 6 .300 01/23/34 442,531
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,524,377
MYR 3,800,000 Malaysia Government Bond 3 .828 07/05/34 835,142
MXN 18,000,000 Mexican Bonos 5 .750 03/05/26 835,502
MXN 16,300,000 Mexican Bonos 8 .500 11/18/38 791,416
525,000 e Mexico Government International Bond 3 .250 04/16/30 457,353
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,803,189
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,313,067
500,000 g Mongolia Government International Bond 5 .125 04/07/26 427,878
1,025,000 g Morocco Government International Bond 3 .000 12/15/32 817,568
2,575,000 g Morocco Government International Bond 5 .500 12/11/42 2,204,762
525,000 g Morocco Government International Bond 4 .000 12/15/50 359,454
300,000 g Nigeria Government International Bond 6 .500 11/28/27 241,530
850,000 g Nigeria Government International Bond 8 .375 03/24/29 703,488
1,250,000 g Nigeria Government International Bond 7 .375 09/28/33 890,554
1,500,000 g Oman Government International Bond 7 .375 10/28/32 1,630,488
400,000 g Oman Sovereign Sukuk Co 4 .875 06/15/30 388,312
450,000 g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 234,621
1,800,000 Panama Bonos del Tesoro 3 .362 06/30/31 1,449,000
1,475,000 g Paraguay Government International Bond 5 .400 03/30/50 1,271,000
990,000 Philippine Government International Bond 4 .200 03/29/47 843,147
1,836,781 g Provincia de Buenos Aires (Step Bond) 3 .900 09/01/37 633,689
2,600,000 g Qatar Government International Bond 4 .400 04/16/50 2,382,481
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,533,668
UZS 5,320,000,000 g Republic of Uzbekistan Bond 14 .500 11/25/23 458,528
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,100,916
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 476,090
1,820,000 g Romanian Government International Bond 3 .000 02/27/27 1,612,530
1,000,000 g Romanian Government International Bond 5 .250 11/25/27 960,491

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,425,000 g Romanian Government International Bond 4 .000% 02/14/51 $ 941,487
3,150,000 g Rwanda International Government Bond 5 .500 08/09/31 2,382,811
2,000,000 g Saudi Government International Bond 3 .750 01/21/55 1,580,976
1,225,000 g Serbia International Bond 2 .125 12/01/30 880,547
1,500,000 South Africa Government International Bond 4 .300 10/12/28 1,334,929
ZAR 9,000,000 South Africa Government International Bond 7 .000 02/28/31 427,353
ZAR 9,300,000 South Africa Government International Bond 8 .750 01/31/44 426,844
2,150,000 e South Africa Government International Bond 5 .375 07/24/44 1,613,791
2,400,000 State of Israel 3 .800 05/13/60 1,864,904
THB 18,500,000 Thailand Government International Bond 2 .875 12/17/28 556,755
THB 18,500,000 Thailand Government International Bond 3 .300 06/17/38 537,641
2,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,276,989
1,250,000 g Ukraine Government International Bond 6 .876 05/21/31 231,250
EUR 850,000 g Ukraine Government International Bond 4 .375 01/27/32 142,873
1,500,000 †,g Zambia Government International Bond 8 .500 04/14/24 675,000
TOTAL FOREIGN GOVERNMENT BONDS 110,347,179
MORTGAGE BACKED - 20 .2%
2,795,000 g,i Connecticut Avenue Securities Trust 5 .828 12/25/41 2,658,330
3,000,000 g,i Connecticut Avenue Securities Trust 8 .428 01/25/42 2,848,370
8,355,000 g,i Connecticut Avenue Securities Trust 6 .349 03/25/42 8,713,881
7,210,000 g,i Connecticut Avenue Securities Trust 7 .028 03/25/42 7,193,168
12,900,000 g,i Connecticut Avenue Securities Trust 7 .778 05/25/42 13,185,681
8,255,000 g,i Connecticut Avenue Securities Trust 8 .594 06/25/42 8,664,876
5,225,406 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 5,191,015
1,472,801 i FHLMC LIBOR 1 M + 5.920% 1 .602 03/15/44 129,252
3,133,475 i FHLMC LIBOR 1 M + 9.920% 3 .011 06/15/48 2,928,329
2,248,625 i FHLMC LIBOR 1 M + 9.840% 2 .931 10/15/48 2,046,186
40,088,161 FHLMC 3 .000 11/01/49 35,745,315
7,806,496 FHLMC 2 .000 09/25/50 919,211
14,992,599 FHLMC 2 .500 02/25/51 2,370,984
6,174,586 FHLMC 3 .000 11/01/51 5,510,763
3,951,339 FHLMC 3 .000 11/01/51 3,512,272
772,743 FHLMC 3 .000 11/01/51 692,475
1,104,027 FHLMC 3 .000 11/01/51 985,334
15,356,524 FHLMC 2 .000 02/01/52 12,585,770
16,187,091 FHLMC 2 .500 02/01/52 13,800,278
14,307,582 FHLMC 2 .500 03/01/52 12,197,834
1,494,847 FHLMC 3 .000 04/01/52 1,318,565
7,541,637 h FHLMC 3 .500 05/01/52 6,858,421
459,588 FHLMC 3 .500 06/01/52 419,460
7,030,315 FHLMC 4 .500 06/01/52 6,767,081
6,745,146 FHLMC 4 .500 07/01/52 6,492,740
1,362,483 FHLMC 4 .000 08/25/52 1,165,448
349 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 349
116,936 FGLMC 7 .000 12/01/33 121,463
21,182 FGLMC 4 .500 10/01/34 20,894
31,965 FGLMC 7 .000 05/01/35 32,898
1,055,205 FGLMC 5 .000 06/01/36 1,078,809
435,728 FGLMC 4 .500 10/01/44 426,037
68,053 FGLMC 4 .500 11/01/44 66,930
107,021 FGLMC 4 .500 11/01/44 105,288
65,230 FGLMC 4 .500 12/01/44 64,084
89,260 FGLMC 4 .500 12/01/44 87,788
561,414 FGLMC 3 .500 04/01/45 524,097
2,114,603 FGLMC 3 .500 08/01/45 1,972,010
1,185,327 FGLMC 3 .500 10/01/45 1,104,640
1,376,037 FGLMC 4 .500 06/01/47 1,363,566
1,419,227 FGLMC 4 .000 09/01/47 1,357,562
1,513,802 FGLMC 3 .500 12/01/47 1,408,301

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,468,230 FGLMC 4 .500% 08/01/48 $ 8,372,230
458 Federal National Mortgage Association (FNMA) 9 .000 11/01/25 462
7,423 FNMA 7 .000 05/01/26 7,442
23,583 FNMA 7 .000 07/25/26 23,731
737 FNMA 7 .500 01/01/29 748
376 FNMA 7 .500 02/01/30 384
107,878 FNMA 6 .500 12/01/31 109,705
243,682 FNMA 6 .000 04/01/32 246,335
1,096,968 FNMA 3 .500 05/01/32 1,071,249
137,096 FNMA 7 .000 07/01/32 143,345
31,209 FNMA 7 .000 07/01/32 32,190
49,257 FNMA 7 .000 07/01/32 50,507
1,278,809 FNMA 3 .500 11/01/32 1,229,843
31,537 FNMA 4 .500 10/01/33 31,119
22,923 FNMA 6 .000 03/01/34 23,017
1,396,910 FNMA 5 .000 05/01/35 1,426,546
7,371 FNMA 5 .000 06/25/35 7,350
811,221 FNMA 5 .000 10/01/35 828,439
610,301 FNMA 5 .000 02/01/36 622,127
771,181 FNMA 6 .500 08/01/37 796,712
41,010 FNMA 6 .000 09/01/37 41,636
6,236,822 FNMA 3 .500 10/01/37 5,966,395
10,617,611 FNMA 4 .000 11/01/37 10,362,420
572,253 FNMA 5 .500 11/01/38 593,424
432,463 FNMA 5 .500 03/01/39 447,026
443,571 FNMA 6 .000 09/01/39 458,744
5,771,478 FNMA 3 .000 05/01/40 5,239,662
1,943,656 FNMA 3 .500 05/01/40 1,814,683
205,691 FNMA 5 .000 09/01/40 208,289
382,757 FNMA 5 .000 05/01/41 387,592
12,276,029 FNMA 2 .000 03/01/42 10,347,734
2,551,183 FNMA 4 .000 09/01/42 2,444,385
365,591 †,i FNMA 2 .590 12/25/42 169,860
2,203,509 i FNMA LIBOR 1 M + 5.950% 1 .561 09/25/43 219,119
685,176 FNMA 4 .500 02/01/44 672,468
157,698 FNMA 4 .500 03/01/44 156,331
606,148 FNMA 4 .500 06/01/44 594,842
1,764,332 FNMA 4 .500 10/01/44 1,733,720
481,949 FNMA 5 .000 11/01/44 489,759
470,984 FNMA 4 .000 01/01/45 450,017
186,035 FNMA 4 .500 03/01/45 182,758
1,353,968 FNMA 3 .500 05/01/45 1,265,341
625,919 FNMA 3 .500 01/01/46 581,890
422,035 FNMA 4 .000 04/01/46 403,343
299,967 FNMA 3 .500 06/01/46 278,558
3,363,205 FNMA 3 .500 07/01/46 3,123,521
4,234,017 FNMA 3 .500 07/01/46 3,961,664
75,262 FNMA 3 .000 08/01/46 67,294
1,567,295 FNMA 3 .000 10/01/46 1,387,959
1,169,112 FNMA 3 .500 10/01/46 1,085,306
1,521,928 FNMA 4 .500 05/01/47 1,508,738
1,203,119 FNMA 3 .500 11/01/47 1,123,982
10,228,060 FNMA 3 .500 01/01/48 9,508,073
5,164,714 FNMA 4 .500 01/01/48 5,085,551
1,071,041 FNMA 4 .500 02/01/48 1,055,842
4,260,273 FNMA 4 .500 03/01/48 4,197,402
3,699,274 FNMA 4 .500 05/01/48 3,648,872
2,578,356 FNMA 4 .500 05/01/48 2,543,227
1,938,826 FNMA 5 .000 08/01/48 1,951,497
1,274 FNMA 3 .000 05/01/49 1,109

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,401,288 FNMA 2 .000% 08/25/50 $ 763,405
14,029,849 FNMA 2 .500 11/25/50 2,041,374
4,616,506 FNMA 3 .000 12/25/50 726,816
85,617 FNMA 3 .000 02/25/51 17,488
32,055,546 FNMA 2 .000 04/01/51 26,173,591
3,522,433 FNMA 3 .000 09/01/51 3,133,222
5,195,197 FNMA 2 .500 11/25/51 704,374
4,609,567 FNMA 2 .000 01/01/52 3,803,116
463,559 FNMA 3 .000 01/01/52 409,399
14,570,394 FNMA 2 .000 02/01/52 11,901,538
12,808,888 FNMA 2 .500 02/01/52 10,920,094
2,066,807 FNMA 2 .500 02/01/52 1,759,805
13,433,730 FNMA 2 .500 02/01/52 11,452,894
16,781,818 FNMA 3 .500 02/01/52 15,392,568
1,787,222 FNMA 3 .000 04/01/52 1,576,045
11,080,363 FNMA 3 .000 04/01/52 9,769,112
2,366,466 FNMA 3 .000 04/01/52 2,086,837
24,838,110 FNMA 3 .000 04/01/52 21,909,039
963,449 FNMA 3 .500 04/01/52 875,573
12,318,632 FNMA 3 .500 05/01/52 11,195,147
28,749,377 FNMA 4 .000 05/01/52 26,979,987
11,824,680 FNMA 3 .500 06/01/52 10,778,370
11,414,970 FNMA 4 .000 06/01/52 10,707,699
3,494,420 FNMA 4 .500 06/01/52 3,363,173
4,429,440 FNMA 3 .500 07/01/52 4,025,434
3,913,219 FNMA 4 .000 07/01/52 3,670,749
22,287,250 FNMA 4 .000 07/01/52 20,913,198
3,017,116 FNMA 4 .500 07/01/52 2,904,533
1,905,129 FNMA 4 .500 07/01/52 1,835,206
18,310,323 FNMA 4 .500 07/01/52 17,625,647
28,615,565 FNMA 5 .000 08/01/52 28,219,832
2,200,805 FNMA 4 .500 08/25/52 1,943,038
17,463,277 h FNMA 4 .000 09/01/52 16,381,201
51,278,048 h FNMA 4 .500 09/01/52 49,359,275
6,799,482 FNMA 5 .000 09/01/52 6,705,450
1,682,244 FNMA 4 .000 09/25/52 1,472,445
1,955,862 FNMA 4 .000 09/25/52 1,738,809
17,015,312 FNMA 4 .000 10/01/52 15,961,005
4,910,987 FNMA 5 .000 10/01/52 4,843,072
1,607,955 FNMA 4 .500 10/25/52 1,528,495
1,835,495 FNMA 4 .500 10/25/52 1,753,054
2,896,369 FNMA 5 .500 11/25/52 2,868,964
10,030,391 FNMA 5 .500 12/01/52 10,057,314
300,000 g,i Freddie Mac STACR REMIC Trust 5 .428 10/25/41 285,366
3,600,000 g,i Freddie Mac STACR REMIC Trust 7 .328 10/25/41 3,366,297
1,735,000 g,i Freddie Mac STACR REMIC Trust 7 .428 03/25/42 1,723,089
12,290,000 g,i Freddie Mac STACR REMIC Trust 7 .278 05/25/42 12,372,693
1,560,000 g,i Freddie Mac STACR REMIC Trust 7 .478 08/25/42 1,549,416
6,335,000 g,i Freddie Mac STACR REMIC Trust 7 .628 09/25/42 6,469,182
1,285,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .228 08/25/33 1,271,313
3,530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .647 11/25/41 3,289,759
12,025,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 6 .328 02/25/42 11,710,658
12,500,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 8 .428 06/25/42 13,087,798
6,035,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 7 .928 07/25/42 6,091,208
56,560 Government National Mortgage Association (GNMA) 5 .000 02/15/33 56,709
87,953 GNMA 5 .000 09/15/33 89,286
3,414,344 GNMA 3 .700 10/15/33 3,271,499
9,619 GNMA 5 .500 04/15/34 9,839
10,364 GNMA 5 .000 04/15/38 10,521
605,751 GNMA 4 .500 02/20/41 604,566

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,059,521 GNMA 2 .500% 12/20/43 $ 3,636,910
883,467 GNMA 4 .500 12/20/45 868,121
2,522,647 GNMA 4 .000 06/20/46 348,533
3,281,100 i GNMA LIBOR 1 M + 6.100% 1 .747 03/20/50 382,039
2,216,554 GNMA 2 .500 02/20/52 1,835,682
1,226,605 GNMA 2 .500 05/20/52 1,062,672
30,903,124 GNMA 3 .000 05/20/52 27,517,089
19,679,596 GNMA 3 .500 07/20/52 18,082,660
2,135,234 GNMA 4 .000 07/20/52 1,809,886
4,884,313 GNMA 4 .000 08/20/52 4,622,240
13,722,262 GNMA 4 .500 08/20/52 13,316,595
6,083,752 GNMA 4 .000 09/20/52 5,757,318
3,339,909 GNMA 4 .500 09/20/52 3,021,285
3,261,417 GNMA 4 .500 09/20/52 3,053,118
2,695,094 GNMA 4 .500 09/20/52 2,526,343
4,222,783 h GNMA 5 .000 11/20/52 4,185,364
4,339,011 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,336,347
3,411,494 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 2,943,152
2,557,552 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,204,592
3,865,417 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 3,119,591
1,181,448 g,i J.P. Morgan Mortgage Trust 2 .927 05/25/52 893,752
2,377,862 g,i J.P. Morgan Mortgage Trust 3 .000 09/25/52 1,975,312
2,415,327 g,i J.P. Morgan Mortgage Trust 3 .000 11/25/52 2,024,479
3,061,007 g,i J.P. Morgan Mortgage Trust 3 .000 12/25/52 2,447,522
6,429,872 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 4,976,072
2,395,632 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 2,045,639
6,692,085 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 5,467,519
4,365,394 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 3,484,506
2,415,327 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 1,931,249
TOTAL MORTGAGE BACKED 851,801,442
MUNICIPAL BONDS - 0 .1%
3,000,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 219,000
780,000 †,g Oregon State Business Development Commission 9 .000 04/01/37 56,940
4,195,000 Virgin Islands Water & Power Authority-Electric System 10 .000 07/01/24 4,167,989
TOTAL MUNICIPAL BONDS 4,443,929
U.S. TREASURY SECURITIES - 14 .5%
3,715,000 United States Treasury Note 0 .125 01/31/23 3,703,804
4,795,000 United States Treasury Note 0 .125 02/28/23 4,763,014
550,000 United States Treasury Note 0 .125 05/31/23 540,182
2,650,000 United States Treasury Note 2 .500 04/30/24 2,574,641
30,000 United States Treasury Note 0 .375 07/15/24 28,103
9,420,000 United States Treasury Note 3 .250 08/31/24 9,223,505
5,565,000 United States Treasury Note 4 .250 12/31/24 5,545,653
5,395,000 United States Treasury Note 2 .875 06/15/25 5,214,394
17,185,000 United States Treasury Note 4 .000 12/15/25 17,074,909
17,065,000 United States Treasury Note 3 .875 12/31/27 16,971,009
1,100,000 United States Treasury Note 1 .375 10/31/28 949,480
20,520,000 United States Treasury Note 4 .000 10/31/29 20,526,412
25,000,000 United States Treasury Note 3 .875 12/31/29 24,857,422
115,557,400 United States Treasury Note 4 .125 11/15/32 117,922,715
9,700,000 United States Treasury Note 1 .875 02/15/41 6,855,930
22,630,000 United States Treasury Note 2 .250 05/15/41 17,012,279
40,800,000 United States Treasury Note 1 .750 08/15/41 27,920,906
15,500,000 United States Treasury Note 2 .000 11/15/41 11,067,363
154,896,900 United States Treasury Note 2 .375 02/15/42 118,266,203
1,823,000 United States Treasury Note 3 .250 05/15/42 1,598,258
49,996,000 e United States Treasury Note 4 .000 11/15/42 48,949,209
132,510,000 United States Treasury Note 2 .250 02/15/52 92,146,211

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 72,647,000 United States Treasury Note 3 .000% 08/15/52 $ 59,854,317
TOTAL U.S. TREASURY SECURITIES 613,565,919
TOTAL GOVERNMENT BONDS 1,580,158,469
(Cost $1,743,234,973)
STRUCTURED ASSETS - 17 .5%
ASSET BACKED - 6 .7%
1,102,986 †,g AASET Trust 6 .413 01/16/40 11
Series - 2020 1A (Class C)
6,251,277 g Adams Outdoor Advertising LP 4 .810 11/15/48 5,926,127
Series - 2018 1 (Class A)
6,500,000 g Adams Outdoor Advertising LP 7 .356 11/15/48 5,818,859
Series - 2018 1 (Class C)
2,500,000 g Affirm Asset Securitization Trust 2 .540 08/17/26 2,239,405
Series - 2021 B (Class D)
1,500,000 g Affirm Asset Securitization Trust 4 .610 08/17/26 1,275,785
Series - 2021 B (Class E)
3,000,000 g,i AGL CLO 19 Ltd 4 .908 07/21/35 2,959,647
Series - 2022 19A (Class B1)
3,100,000 g AMSR Trust 3 .218 04/17/37 2,833,983
Series - 2020 SFR1 (Class E)
2,625,000 g AMSR Trust 3 .247 01/19/39 2,307,527
Series - 2019 SFR1 (Class D)
9,000,000 g,i Apidos CLO XXIV LIBOR 3 M + 1.350% 5 .593 10/20/30 8,645,679
Series - 2016 24A (Class A2LX)
1,000,000 g,i Apidos CLO XXIX LIBOR 3 M + 1.550% 5 .908 07/25/30 965,102
Series - 2018 29A (Class A2)
5,027,890 g Apollo aviation securitization 2 .798 01/15/47 4,046,821
Series - 2021 2A (Class A)
1,994,850 g Applebee's Funding LLC 4 .194 06/05/49 1,960,116
Series - 2019 1A (Class A2I)
1,712,700 g Applebee's Funding LLC 4 .723 06/05/49 1,560,813
Series - 2019 1A (Class A2II)
1,910,000 g Avis Budget Rental Car Funding AESOP LLC 4 .240 09/22/25 1,822,198
Series - 2019 2A (Class C)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,576,862
Series - 2021 1A (Class C)
6,575,000 g Avis Budget Rental Car Funding AESOP LLC 4 .080 02/20/28 5,257,004
Series - 2021 2A (Class D)
1,000,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.750% 9 .090 12/23/24 850,000
Series - 2020 A (Class A)
2,625,000 g,i Boyce Park Clo Ltd SOFR + 3.100% 7 .088 04/21/35 2,384,154
Series - 2022 1A (Class D)
1,612,625 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,514,547
Series - 2019 A (Class A)
585,555 g British Airways Pass Through Trust 8 .375 11/15/28 574,530
Series - 2020 A (Class A)
2,158,183 g British Airways Pass Through Trust 3 .800 09/20/31 1,944,862
Series - 2018 1 (Class AA)
805,803 g British Airways Pass Through Trust 4 .250 11/15/32 720,819
Series - 2020 A (Class A)
5,100,000 g Capital Automotive REIT 4 .520 02/15/50 4,403,274
Series - 2020 1A (Class B2)
3,165,377 g Capital Automotive REIT 1 .920 08/15/51 2,715,793
Series - 2021 1A (Class A3)
2,475,000 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 2,158,020
Series - 2020 1A (Class A3)
2,500,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 2,132,668
Series - 2020 1A (Class B1)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 6.000% 1 .000% 07/17/34 $ 1,104,533
Series - 2020 1A (Class ER)
575,037 i C-BASS Trust LIBOR 1 M + 0.160% 3 .039 07/25/36 543,422
Series - 2006 CB6 (Class A1)
6,451,318 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 16,128
Series - 2007 1A (Class A2)
9,040 Centex Home Equity 5 .540 01/25/32 8,831
Series - 2002 A (Class AF6)
6,358,113 g CF Hippolyta LLC 2 .280 07/15/60 5,549,212
Series - 2020 1 (Class B1)
2,833,902 g CF Hippolyta LLC 2 .600 07/15/60 2,234,124
Series - 2020 1 (Class B2)
10,230,995 g CF Hippolyta LLC 1 .530 03/15/61 8,846,540
Series - 2021 1A (Class A1)
8,565,484 g CF Hippolyta LLC 1 .980 03/15/61 7,141,446
Series - 2021 1A (Class B1)
4,375,000 g,i CIFC Funding LIBOR 3 M + 1.450% 5 .529 04/15/34 4,208,597
Series - 2021 2A (Class B)
1,500,000 g,i CIFC Funding Ltd LIBOR 3 M + 2.300% 6 .379 01/17/35 1,418,689
Series - 2014 4RA (Class BR)
3,360,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 2,935,779
Series - 2021 1A (Class A2)
18,308 Countrywide Asset-Backed Certificates (Step Bond) 5 .216 10/25/27 14,647
Series - 2002 S4 (Class A5)
9,850,000 g Crescendo Royalty Funding LP 3 .567 12/20/51 8,652,639
Series - 2021 1 (Class A)
4,339,238 g DB Master Finance LLC 4 .021 05/20/49 4,024,014
Series - 2019 1A (Class A2II)
3,144,375 g DB Master Finance LLC 4 .352 05/20/49 2,866,991
Series - 2019 1A (Class A23)
2,351,250 g DB Master Finance LLC 2 .045 11/20/51 2,006,956
Series - 2021 1A (Class A2I)
6,831,000 g DB Master Finance LLC 2 .493 11/20/51 5,614,583
Series - 2021 1A (Class A2II)
1,000,304 g Diamond Resorts Owner Trust 2 .700 11/21/33 911,036
Series - 2021 1A (Class C)
520,992 g Diamond Resorts Owner Trust 3 .830 11/21/33 479,215
Series - 2021 1A (Class D)
4,624,800 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 4,407,180
Series - 2015 1A (Class A2II)
1,536,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 1,453,948
Series - 2018 1A (Class A2I)
2,419,313 g Driven Brands Funding LLC 3 .786 07/20/50 2,075,078
Series - 2020 1A (Class A2)
2,898,375 g Driven Brands Funding LLC 3 .237 01/20/51 2,396,440
Series - 2020 2A (Class A2)
634,696 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .489 05/25/37 623,485
Series - 2007 2 (Class A2C)
2,238,750 g EWC Master Issuer LLC 5 .500 03/15/52 2,051,772
Series - 2022 1A (Class A2)
2,110,000 g Flexential Issuer, LLC 3 .250 11/27/51 1,839,443
Series - 2021 1A (Class A2)
775,000 g,i GRACIE POINT INTERNATIONAL FUNDING 9 .545 07/01/24 775,112
Series - 2022 2A (Class D)
1,550,000 g,i GRACIE POINT INTERNATIONAL FUNDING 11 .045 07/01/24 1,550,222
Series - 2022 2A (Class E)
251,369 g HERO Funding Trust 3 .280 09/20/48 232,494
Series - 2017 2A (Class A1)
502,738 g HERO Funding Trust 4 .070 09/20/48 468,055
Series - 2017 2A (Class A2)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 5,025,000 g Hertz Vehicle Financing LLC 2 .050% 12/26/25 $ 4,526,547
Series - 2021 1A (Class C)
5,000,000 g Hertz Vehicle Financing LLC 3 .980 12/26/25 4,520,246
Series - 2021 1A (Class D)
3,750,000 g HIFI A2 3 .939 02/01/62 3,359,082
Series - 2022 1A (Class A2)
362,067 g Hilton Grand Vacations Trust 2 .660 12/26/28 356,377
Series - 2017 AA (Class A)
603,445 g Hilton Grand Vacations Trust 2 .960 12/26/28 589,464
Series - 2017 AA (Class B)
633,999 g Hilton Grand Vacations Trust 4 .000 02/25/32 603,983
Series - 2018 AA (Class C)
1,529,727 g Hilton Grand Vacations Trust 2 .840 07/25/33 1,413,097
Series - 2019 AA (Class C)
28,639 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 27,979
Series - 2003 1 (Class M1)
1,983,623 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 1,560,375
Series - 2019 1 (Class A)
7,785,722 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 6,002,845
Series - 2019 2 (Class A)
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,528,310
Series - 2022 1A (Class 1)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .589 01/17/38 491,552
Series - 2018 SFR4 (Class B)
1,000,000 g,i Kendall Re Ltd U.S. Treasury Bill 3 M + 4.000% 4 .040 05/02/24 895,100
Series - 2020 A (Class A)
2,623,415 g Lunar Structured Aircraft Portfolio Notes 5 .682 10/15/46 2,023,625
Series - 2021 1 (Class C)
4,000,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 6 .294 01/18/34 3,815,948
Series - 2021 59A (Class C)
1,000,000 g,i Madison Park Funding XXXVI Ltd SOFR 3M + 3.500% 5 .981 04/15/35 947,718
Series - 2019 36A (Class D1R)
3,500,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 2.050% 6 .408 01/25/35 3,281,943
Series - 2019 23A (Class CR)
1,000,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 6.300% 7 .484 01/25/35 904,640
Series - 2019 23A (Class ER)
2,236,918 g MAPS Trust 2 .521 06/15/46 1,856,045
Series - 2021 1A (Class A)
2,053,500 g MAPS Trust 5 .437 06/15/46 1,287,021
Series - 2021 1A (Class C)
492,240 Mid-State Capital Trust 5 .745 01/15/40 482,703
Series - 2005 1 (Class A)
800,000 g,i MSCG Trust 3 .462 06/07/35 676,008
Series - 2015 ALDR (Class C)
4,310,000 g,i MSCG Trust 3 .462 06/07/35 3,488,027
Series - 2015 ALDR (Class D)
1,414,456 g MVW LLC 2 .230 05/20/39 1,251,208
Series - 2021 2A (Class C)
773,833 g MVW Owner Trust 3 .900 01/21/36 744,215
Series - 2018 1A (Class C)
791,017 g MVW Owner Trust 3 .330 11/20/36 731,164
Series - 2019 1A (Class C)
1,180,000 g,i Myers Park CLO Ltd LIBOR 3 M + 1.600% 5 .843 10/20/30 1,143,217
Series - 2018 1A (Class B1)
1,500,000 g NBC Funding LLC 4 .970 07/30/51 1,284,501
Series - 2021 1 (Class B)
1,000,000 g,i Neuberger Berman CLO Ltd 7 .260 04/25/36 911,864
Series - 2022 48A (Class D)
2,000,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 6.500% 10 .743 04/20/31 1,862,066
Series - 2019 31A (Class ER)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 g Oak Street Investment Grade Net Lease Fund Series 4 .230% 01/20/51 $ 887,281
Series - 2021 1A (Class B1)
19,493 Oakwood Mortgage Investors, Inc 5 .410 11/15/32 19,437
Series - 2002 C (Class A1)
950,000 g Oportun Funding XIV LLC 3 .440 03/08/28 875,077
Series - 2021 A (Class C)
500,000 g Oportun Funding XIV LLC 5 .400 03/08/28 445,367
Series - 2021 A (Class D)
1,000,000 g,i Palmer Square CLO Ltd LIBOR 3 M + 2.950% 5 .462 01/15/35 945,120
Series - 2021 3A (Class D)
2,500,000 g,i Palmer Square CLO Ltd SOFR 3M + 3.050% 7 .013 04/20/35 2,305,625
Series - 2022 1A (Class D)
600,000 g Progress Residential Trust 2 .711 11/17/40 465,738
Series - 2021 SFR9 (Class D)
1,000,000 g Purchasing Power Funding LLC 4 .370 10/15/25 948,050
Series - 2021 A (Class D)
6,437,627 g Purewest Funding LLC 4 .091 12/22/36 6,103,525
Series - 2021 1 (Class A1)
14,063 †,g,i Putnam RE PTE Ltd 9 .837 06/07/24 1
Series - 2020 A (Class A)
1,250,000 g Regional Management Issuance Trust 3 .040 03/17/31 1,049,964
Series - 2021 1 (Class C)
800,000 g Regional Management Issuance Trust 5 .070 03/17/31 655,329
Series - 2021 1 (Class D)
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 2.500% 6 .842 06/06/25 439,450
Series - 2020 A (Class A)
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 3.590% 7 .932 06/06/25 434,350
Series - 2020 A (Class A)
2,400,000 g,i Sanders RE II Ltd U.S. Treasury Bill 3 M + 3.250% 3 .250 04/07/25 2,232,000
Series - 2020 A (Class A)
3,308,666 g Settlement Fee Finance LLC 3 .840 11/01/49 3,184,447
Series - 2019 1A (Class A)
485,000 g Sierra Timeshare Receivables Funding LLC 3 .650 06/20/35 466,990
Series - 2018 2A (Class B)
242,226 g Sierra Timeshare Receivables Funding LLC 4 .540 05/20/36 227,060
Series - 2019 2A (Class D)
1,914,150 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 1,749,821
Series - 2021 1A (Class C)
267,703 †,g SolarCity LMC 4 .800 11/20/38 253,140
Series - 2013 1 (Class A)
5,875,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,073,887
Series - 2021 1A (Class A2)
2,800,061 g START Ireland 5 .095 03/15/44 1,894,205
Series - 2019 1 (Class B)
4,745 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .289 09/25/34 4,613
Series - 2004 8 (Class M1)
7,182,000 g Taco Bell Funding LLC 4 .970 05/25/46 6,888,716
Series - 2016 1A (Class A23)
3,840,000 g Taco Bell Funding LLC 4 .940 11/25/48 3,591,544
Series - 2018 1A (Class A2II)
4,598,550 g Taco Bell Funding LLC 1 .946 08/25/51 3,885,881
Series - 2021 1A (Class A2I)
4,870,800 g Taco Bell Funding LLC 2 .294 08/25/51 3,913,045
Series - 2021 1A (Class A2II)
2,500,000 g,i TCW CLO Ltd LIBOR 3 M + 6.860% 6 .985 07/25/34 2,208,953
Series - 2021 2A (Class E)
475,000 g Tricon American Homes Trust 2 .049 07/17/38 417,019
Series - 2020 SFR1 (Class B)
4,045,568 United Airlines Pass Through Trust 3 .700 03/01/30 3,370,581
Series - 2018 1 (Class A)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 450,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 8 .277% 12/07/23 $ 438,525
Series - 2020 A (Class AA)
5,995,119 g Vine 2 .790 11/15/50 4,985,966
Series - 2020 1A (Class A)
1,819,458 g Vine 6 .420 11/15/50 1,583,014
Series - 2020 1A (Class C)
3,200,000 g,i Vitality Re X Ltd U.S. Treasury Bill 3 M + 1.750% 6 .087 01/10/23 3,199,680
Series - 2020 A (Class A)
2,000,000 g,i Vitality Re XII Ltd U.S. Treasury Bill 3 M + 2.250% 6 .587 01/07/25 1,840,000
Series - 2020 A (Class A)
3,165,216 g Vivint Colar Financing V LLC 7 .370 04/30/48 2,903,539
Series - 2018 1A (Class B)
6,650,000 g Wendys Funding LLC 3 .884 03/15/48 5,989,974
Series - 2018 1A (Class A2II)
5,722,850 g Wendy's Funding LLC 2 .370 06/15/51 4,620,194
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 280,109,195
OTHER MORTGAGE BACKED - 10 .8%
173,232 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 154,409
Series - 2015 6 (Class A9)
27,486 Alternative Loan Trust 5 .250 11/25/33 26,495
Series - 2003 J3 (Class 1A3)
1,500,000 g,i Ashford Hospitality Trust LIBOR 1 M + 1.850% 6 .168 06/15/35 1,427,779
Series - 2018 KEYS (Class C)
1,500,000 i BANK 3 .952 11/15/50 1,281,462
Series - 2017 BNK8 (Class B)
3,750,000 g BANK 2 .500 10/17/52 2,398,216
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 836,237
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3 .455 12/15/52 797,498
Series - 2019 BN23 (Class B)
1,669,965 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 1,335,272
Series - 2021 6 (Class A19)
4,500,000 g,i BBCMS Mortgage Trust 4 .267 08/05/38 2,927,446
Series - 2018 CHRS (Class E)
1,769,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 1,410,006
Series - 2020 IG2 (Class AM)
2,800,000 g,i Benchmark Mortgage Trust 3 .132 09/15/48 2,271,519
Series - 2020 IG3 (Class AS)
5,000,000 g,i Benchmark Mortgage Trust 3 .536 09/15/48 4,214,889
Series - 2020 IG3 (Class BXA)
1,100,000 Benchmark Mortgage Trust 4 .267 03/15/52 1,010,772
Series - 2019 B9 (Class AS)
3,600,000 i Benchmark Mortgage Trust 4 .510 05/15/53 3,488,883
Series - 2018 B7 (Class A4)
9,100,000 g Benchmark Mortgage Trust 4 .139 07/15/53 7,370,000
Series - 2020 B18 (Class AGNF)
6,500,000 i Benchmark Mortgage Trust 2 .563 02/15/54 4,390,954
Series - 2021 B23 (Class C)
9,167,390 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.034% 5 .370 10/15/36 9,060,599
Series - 2019 XL (Class A)
4,500,000 g,i BXP Trust 2 .775 01/15/44 2,827,885
Series - 2021 601L (Class D)
1,800,000 i CD Mortgage Trust 3 .879 11/10/49 1,529,333
Series - 2016 CD2 (Class B)
1,000,000 i CD Mortgage Trust 3 .980 11/10/49 806,330
Series - 2016 CD2 (Class C)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,400,000 i CD Mortgage Trust 4 .547% 02/10/50 $ 1,071,027
Series - 2017 CD3 (Class C)
221,212 g,i CF Mortgage Trust 2 .840 04/15/25 211,930
Series - 2020 P1 (Class A1)
10,000,000 g,i CF Mortgage Trust 3 .603 04/15/52 9,166,990
Series - 2020 P1 (Class A2)
5,000,000 i CFCRE Commercial Mortgage Trust 3 .502 11/10/49 4,473,766
Series - 2016 C6 (Class AM)
127,338 Citicorp Mortgage Securities, Inc 5 .500 07/25/35 117,892
Series - 2005 4 (Class 1A7)
3,400,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 1.900% 6 .218 10/15/36 3,204,824
Series - 2021 PRM2 (Class D)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .134 04/10/46 1,982,395
Series - 2013 GC11 (Class C)
1,129,262 g,i Citigroup Commercial Mortgage Trust 4 .481 07/10/47 1,018,015
Series - 2014 GC23 (Class D)
2,600,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 2,390,532
Series - 2015 GC29 (Class B)
1,650,000 i Citigroup Commercial Mortgage Trust 4 .140 04/10/48 1,485,939
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4 .233 04/10/49 2,477,658
Series - 2016 GC37 (Class B)
1,020,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 854,181
Series - 2019 GC41 (Class AS)
1,091,000 g,i COMM Mortgage Trust 4 .869 08/10/46 1,061,756
Series - 2013 CR10 (Class C)
1,000,000 g,i COMM Mortgage Trust 5 .009 08/10/46 977,831
Series - 2013 LC13 (Class B)
3,000,000 g,i COMM Mortgage Trust 5 .254 08/10/46 2,776,963
Series - 2013 LC13 (Class D)
7,075,000 i COMM Mortgage Trust 4 .590 02/10/47 6,808,255
Series - 2014 CR14 (Class B)
5,000,000 COMM Mortgage Trust 4 .199 03/10/47 4,854,416
Series - 2014 UBS2 (Class AM)
1,120,000 COMM Mortgage Trust 4 .174 05/10/47 1,082,370
Series - 2014 CR17 (Class AM)
506,300 COMM Mortgage Trust 4 .377 05/10/47 478,627
Series - 2014 CR17 (Class B)
5,150,000 g,i COMM Mortgage Trust 4 .767 06/10/47 4,634,414
Series - 2014 UBS3 (Class D)
3,307,500 i COMM Mortgage Trust 4 .456 07/15/47 3,138,474
Series - 2014 CR18 (Class B)
3,250,000 g,i COMM Mortgage Trust 4 .697 08/10/47 2,924,550
Series - 2014 CR19 (Class D)
2,500,000 g COMM Mortgage Trust 3 .000 03/10/48 1,962,815
Series - 2015 CR22 (Class E)
2,600,000 g,i COMM Mortgage Trust 4 .070 03/10/48 2,241,992
Series - 2015 CR22 (Class D)
3,340,500 i COMM Mortgage Trust 4 .070 03/10/48 3,044,408
Series - 2015 CR22 (Class C)
2,500,000 i COMM Mortgage Trust 4 .301 05/10/48 2,106,530
Series - 2015 CR23 (Class D)
2,500,000 i COMM Mortgage Trust 3 .463 08/10/48 2,041,699
Series - 2015 CR24 (Class D)
2,500,000 i COMM Mortgage Trust 4 .344 08/10/48 2,315,137
Series - 2015 CR24 (Class B)
3,000,000 i COMM Mortgage Trust 4 .344 08/10/48 2,697,851
Series - 2015 CR24 (Class C)
3,175,000 i COMM Mortgage Trust 4 .467 10/10/48 2,864,412
Series - 2015 CR26 (Class C)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 935,000 g,i Connecticut Avenue Securities Trust 5 .478% 10/25/41 $ 911,854
Series - 2021 R01 (Class 1M2)
2,800,000 g,i Connecticut Avenue Securities Trust 7 .228 11/25/41 2,592,487
Series - 2021 R02 (Class 2B1)
5,245,000 g,i Connecticut Avenue Securities Trust 7 .428 03/25/42 5,317,868
Series - 2022 R03 (Class 1M2)
550,000 g,i Connecticut Avenue Securities Trust 6 .014 04/25/42 533,526
Series - 2022 R05 (Class 2B1)
2,475,000 g,i Connecticut Avenue Securities Trust 6 .928 04/25/42 2,400,163
Series - 2022 R05 (Class 2M2)
3,565,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 7 .528 07/25/42 3,541,060
Series - 2022 R08 (Class 1M2)
4,900,000 g,i Connecticut Avenue Securities Trust 8 .694 09/25/42 5,006,702
Series - 2022 R09 (Class 2M2)
24,216 Countrywide Alternative Loan Trust 5 .000 12/25/56 22,843
Series - 2005 6CB (Class 2A1)
315,287 i Countrywide Home Loan Mortgage Pass Through Trust 3 .866 11/20/34 291,436
Series - 2004 HYB6 (Class A2)
19,705 Countrywide Home Loan Mortgage Pass Through Trust 5 .250 09/25/35 16,671
Series - 2005 17 (Class 1A10)
5,000,000 g,i CPT Mortgage Trust 2 .997 11/13/39 3,346,356
Series - 2019 CPT (Class E)
2,133,267 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 1,743,253
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3 .505 04/15/50 3,197,072
Series - 2015 C1 (Class A4)
1,799,583 g,i CSMC 2 .130 05/25/65 1,260,741
Series - 2021 NQM1 (Class M1)
1,850,000 g,i CSMC Series 3 .388 10/25/59 1,522,262
Series - 2019 NQM1 (Class M1)
5,065,000 DBJPM 3 .539 05/10/49 4,620,511
Series - 2016 C1 (Class AM)
3,400,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .436 11/15/38 3,137,326
Series - 2021 ELP (Class E)
1,999,960 g,i EQUS Mortgage Trust LIBOR 1 M + 2.300% 6 .618 10/15/38 1,841,501
Series - 2021 EQAZ (Class E)
2,477,666 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 10/25/52 2,233,595
Series - 2022 5262 (Class EZ)
2,941,782 FHLMC 5 .500 11/25/52 2,983,912
Series - 2022 5270 (Class CZ)
880,265 g,i Flagstar Mortgage Trust 4 .035 10/25/47 760,837
Series - 2017 2 (Class B3)
52,819 g,i Flagstar Mortgage Trust 4 .000 09/25/48 50,032
Series - 2018 5 (Class A11)
1,341,249 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,031,311
Series - 2021 2 (Class A4)
1,780,793 g,i Flagstar Mortgage Trust 2 .500 06/01/51 1,369,285
Series - 2021 4 (Class A21)
8,882,583 g,i Flagstar Mortgage Trust 3 .000 10/25/51 7,102,342
Series - 2021 10INV (Class A17)
3,370,000 g,i Freddie Mac STACR REMIC Trust 6 .428 01/25/42 3,053,901
Series - 2022 DNA1 (Class M2)
6,610,000 g,i Freddie Mac STACR REMIC Trust 6 .828 04/25/42 6,540,966
Series - 2022 DNA3 (Class M1B)
3,846,000 g,i GS Mortgage Securities Trust 4 .285 02/10/46 3,835,893
Series - 2013 GC10 (Class C)
2,250,000 i GS Mortgage Securities Trust 3 .990 10/10/49 1,935,645
Series - 2016 GS3 (Class C)
3,725,000 i GS Mortgage Securities Trust 3 .954 11/10/49 3,148,790
Series - 2016 GS4 (Class C)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 g GS Mortgage Securities Trust 3 .000% 08/10/50 $ 1,502,401
Series - 2017 GS7 (Class D)
3,800,000 i GS Mortgage Securities Trust 4 .158 02/10/52 3,403,028
Series - 2019 GC38 (Class AS)
1,500,000 i GS Mortgage Securities Trust 4 .761 02/10/52 1,245,488
Series - 2019 GC38 (Class C)
1,000,000 i GS Mortgage Securities Trust 3 .405 02/13/53 797,418
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 2,358,516
Series - 2020 GSA2 (Class A5)
150,297 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 142,212
Series - 2019 PJ2 (Class A4)
57,542 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 54,447
Series - 2019 PJ2 (Class A1)
355,922 g,i GS Mortgage-Backed Securities Corp Trust 3 .500 07/25/50 300,908
Series - 2020 PJ2 (Class A4)
263,999 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 216,871
Series - 2020 PJ4 (Class A4)
205,398 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 169,347
Series - 2020 PJ5 (Class A4)
1,061,508 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 828,529
Series - 2020 PJ6 (Class A4)
2,810,901 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 2,161,354
Series - 2021 PJ5 (Class A4)
3,935,763 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,146,961
Series - 2022 PJ2 (Class A36)
277,867 g,i GS Mortgage-Backed Securities Trust 3 .625 05/25/50 229,590
Series - 2020 PJ1 (Class B2)
1,267,817 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 988,913
Series - 2021 PJ2 (Class A4)
7,523,947 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,785,303
Series - 2021 PJ6 (Class A4)
8,854,866 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 6,808,671
Series - 2021 PJ7 (Class A4)
4,427,046 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,404,038
Series - 2021 PJ8 (Class A4)
2,336,896 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 1,868,537
Series - 2022 INV1 (Class A4)
3,933,790 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 3,145,383
Series - 2022 HP1 (Class A4)
2,702,784 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 2,161,094
Series - 2022 PJ5 (Class A36)
215,870 g GSMPS Mortgage Loan Trust 7 .500 03/25/35 204,761
Series - 2005 RP2 (Class 1A2)
205,849 g GSMPS Mortgage Loan Trust 7 .500 09/25/35 196,314
Series - 2005 RP3 (Class 1A2)
280,376 GSR Mortgage Loan Trust 6 .000 01/25/35 248,546
Series - 2005 1F (Class 3A3)
1,159,537 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 4 .959 08/19/45 1,044,318
Series - 2005 11 (Class 2A1A)
3,000,000 g,i Hudson Yards Mortgage Trust 3 .443 07/10/39 2,277,049
Series - 2019 30HY (Class D)
2,000,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 1,447,079
Series - 2019 55HY (Class D)
1,750,000 g,i Hudson Yards Mortgage Trust 2 .943 12/10/41 1,185,750
Series - 2019 55HY (Class F)
67,489 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .049 03/25/35 63,006
Series - 2004 11 (Class 2A1)
774,432 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 687,128
Series - 2020 NQM1 (Class A3)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 440,000 g,i Imperial Fund Mortgage Trust 3 .531% 10/25/55 $ 357,385
Series - 2020 NQM1 (Class M1)
4,810,000 g,i Imperial Fund Mortgage Trust 2 .383 06/25/56 2,954,897
Series - 2021 NQM1 (Class M1)
32,806 i JP Morgan Alternative Loan Trust LIBOR 1 M + 0.560% 4 .949 04/25/47 31,158
Series - 2007 S1 (Class A1)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .122 01/15/46 1,632,526
Series - 2013 C13 (Class D)
2,140,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .822 08/15/49 1,954,873
Series - 2016 JP2 (Class A4)
5,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,811,185
Series - 2017 JP7 (Class A3)
198,044 i JP Morgan Mortgage Trust 4 .191 11/25/33 189,251
Series - 2006 A2 (Class 5A3)
1,585,102 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 4 .694 12/25/44 1,492,873
Series - 2015 1 (Class B1)
70,431 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 63,396
Series - 2015 3 (Class A19)
366,334 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 320,269
Series - 2015 6 (Class A13)
182,759 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 162,978
Series - 2016 1 (Class A13)
208,785 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 182,812
Series - 2017 2 (Class A13)
547,045 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 453,413
Series - 2018 3 (Class A13)
217,154 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 177,681
Series - 2018 4 (Class A13)
986,050 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 831,423
Series - 2018 5 (Class A13)
746,533 g,i JP Morgan Mortgage Trust 3 .211 10/26/48 702,557
Series - 2017 5 (Class A2)
883,187 g,i JP Morgan Mortgage Trust 3 .890 12/25/48 719,476
Series - 2018 6 (Class B4)
107,557 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 99,236
Series - 2018 8 (Class A13)
139,375 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 128,177
Series - 2018 9 (Class A13)
247,275 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 232,079
Series - 2019 1 (Class A15)
48,111 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 45,155
Series - 2019 1 (Class A3)
459,600 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .994 10/25/49 452,244
Series - 2019 INV1 (Class A11)
2,419,050 g,i JP Morgan Mortgage Trust 3 .841 06/25/50 1,958,182
Series - 2020 1 (Class B2)
4,219,076 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,244,126
Series - 2021 6 (Class A15)
2,375,317 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,826,426
Series - 2021 7 (Class A15)
2,762,874 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,124,426
Series - 2021 8 (Class A15)
1,065,981 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 819,653
Series - 2021 10 (Class A15)
4,071,891 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,130,953
Series - 2021 11 (Class A15)
1,165,373 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 896,077
Series - 2021 12 (Class A15)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,188,870 g,i JP Morgan Mortgage Trust 3 .350% 04/25/52 $ 1,656,588
Series - 2021 INV6 (Class B1)
1,400,877 g,i JP Morgan Mortgage Trust 3 .350 04/25/52 1,044,289
Series - 2021 INV6 (Class B2)
1,766,803 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,358,527
Series - 2021 14 (Class A15)
5,961,778 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,584,122
Series - 2021 15 (Class A15)
1,695,639 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 1,355,800
Series - 2022 2 (Class A25)
4,421,447 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 3,880,761
Series - 2022 LTV2 (Class A6)
370,509 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 362,545
Series - 2014 C23 (Class ASB)
1,550,000 i JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 1,385,606
Series - 2014 C23 (Class C)
1,688,355 i JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 1,571,787
Series - 2014 C23 (Class B)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3 .634 02/15/48 4,725,601
Series - 2015 C27 (Class AS)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 3,277,855
Series - 2015 C31 (Class AS)
6,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 5,542,830
Series - 2015 C31 (Class B)
2,500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .236 03/17/49 2,115,657
Series - 2016 C1 (Class D1)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 3,909,514
Series - 2020 COR7 (Class AS)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 9,124,094
Series - 2016 225L (Class A)
340,266 Master Alternative Loan Trust 7 .000 01/25/34 338,690
Series - 2004 1 (Class 3A1)
906,556 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 836,929
Series - 2014 C19 (Class LNC2)
3,682,000 i Morgan Stanley Bank of America Merrill Lynch Trust
2014 C19
4 .000 12/15/47 3,411,904
Series - 2014 C19 (Class B)
2,000,000 i Morgan Stanley Capital I Trust 3 .779 05/15/48 1,913,981
Series - 2015 MS1 (Class A4)
132,584 †,i Morgan Stanley Capital I Trust 6 .079 12/12/49 66,789
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 277,156
Series - 2017 HR2 (Class A4)
2,150,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 1,985,354
Series - 2018 H3 (Class AS)
1,057,792 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 909,175
Series - 2021 4 (Class A4)
3,579,655 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,752,463
Series - 2021 5 (Class A9)
3,222,260 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,777,566
Series - 2021 6 (Class A4)
2,863,826 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,202,049
Series - 2021 6 (Class A9)
1,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 1,327,196
Series - 2019 PARK (Class E)
11,100,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 5 .818 07/15/36 10,631,853
Series - 2019 MILE (Class A)
3,000,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 3.500% 7 .818 07/15/36 2,691,429
Series - 2019 MILE (Class E)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 8 .568% 07/15/36 $ 4,015,256
Series - 2019 MILE (Class F)
453,227 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 405,449
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 331,453
Series - 2019 NQM4 (Class M1)
113,796 i New York Mortgage Trust LIBOR 1 M + 0.480% 4 .869 02/25/36 110,984
Series - 2005 3 (Class A1)
650,000 g,i NLT Trust 2 .569 08/25/56 384,671
Series - 2021 INV2 (Class M1)
5,258,931 g,i OBX Trust 2 .500 07/25/51 4,043,690
Series - 2021 J2 (Class A19)
4,043,999 g,i OBX Trust 4 .000 10/25/52 3,477,086
Series - 2022 INV5 (Class A13)
385,535 g,i OBX Trust LIBOR 1 M + 0.650% 5 .039 06/25/57 364,334
Series - 2018 1 (Class A2)
1,615,204 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,241,960
Series - 2021 1 (Class A19)
5,700,000 g One Bryant Park Trust 2 .516 09/15/54 4,679,379
Series - 2019 OBP (Class A)
2,700,000 g,i Onslow Bay Mortgage Loan Trust 2 .451 05/25/61 1,380,395
Series - 2021 NQM2 (Class M1)
6,649,299 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,079,652
Series - 2022 2 (Class A22)
1,459,059 g,i RCKT Mortgage Trust 3 .500 06/25/52 1,211,599
Series - 2022 4 (Class A22)
161,933 g,i Sequoia Mortgage Trust 3 .500 05/25/45 141,979
Series - 2015 2 (Class A1)
210,803 g,i Sequoia Mortgage Trust 3 .500 06/25/46 187,645
Series - 2016 1 (Class A19)
602,062 g,i Sequoia Mortgage Trust 3 .500 02/25/47 529,212
Series - 2017 2 (Class A19)
529,318 g,i Sequoia Mortgage Trust 3 .500 04/25/47 444,489
Series - 2017 3 (Class A19)
1,189,606 g,i Sequoia Mortgage Trust 3 .718 09/25/47 1,025,494
Series - 2017 6 (Class B1)
712,625 g,i Sequoia Mortgage Trust 3 .500 02/25/48 603,856
Series - 2018 2 (Class A19)
229,482 g,i Sequoia Mortgage Trust 3 .500 03/25/48 197,341
Series - 2018 3 (Class A1)
22,466 g,i Sequoia Mortgage Trust 4 .000 09/25/48 20,840
Series - 2018 7 (Class A19)
112,735 g,i Sequoia Mortgage Trust 4 .000 06/25/49 104,183
Series - 2019 2 (Class A19)
671,346 g,i Sequoia Mortgage Trust 3 .500 12/25/49 561,266
Series - 2019 5 (Class A19)
1,873,363 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,514,234
Series - 2020 3 (Class A19)
2,552,781 g,i Sequoia Mortgage Trust 2 .500 06/25/51 1,962,881
Series - 2021 4 (Class A19)
288,759 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 257,407
Series - 2017 2 (Class A1)
11,415,000 g SLG Office Trust 2 .851 07/15/41 8,004,758
Series - 2021 OVA (Class E)
2,411,476 g,i SMR Mortgage Trust 6 .736 02/15/39 2,279,165
Series - 2022 IND (Class B)
3,500,000 g,i Spruce Hill Mortgage Loan Trust 3 .827 01/28/50 3,041,415
Series - 2020 SH1 (Class B1)
1,880,000 g,i Structured Agency Credit Risk Debt Note (STACR) 6 .028 10/25/33 1,844,974
Series - 2021 DNA3 (Class M2)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 12,859 g,i STACR 3 .780% 02/25/48 $ 12,053
Series - 2018 SPI1 (Class M2)
226,398 g,i STACR 3 .836 05/25/48 215,036
Series - 2018 SPI2 (Class M2)
219,003 g,i STACR 3 .836 05/25/48 209,862
Series - 2018 SPI2 (Class M2B)
1,000,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 996,442
Series - 2013 C5 (Class B)
930,000 g,i Verus Securitization Trust 3 .207 11/25/59 789,242
Series - 2019 4 (Class M1)
515,714 g Verus Securitization Trust 1 .733 05/25/65 462,482
Series - 2020 5 (Class A3)
269,947 g Verus Securitization Trust 2 .321 05/25/65 245,864
Series - 2020 4 (Class A3)
2,908,875 g,i Verus Securitization Trust 2 .240 10/25/66 2,370,953
Series - 2021 7 (Class A3)
13,031,000 g,i Verus Securitization Trust 3 .288 11/25/66 8,568,585
Series - 2021 8 (Class M1)
1,700,000 g,i VNDO Trust 3 .903 01/10/35 1,291,499
Series - 2016 350P (Class E)
685,734 g VSE VOI Mortgage LLC 4 .020 02/20/36 661,872
Series - 2018 A (Class C)
8,636 i Washington Mutual Mortgage Pass-Through
Certificates Trust
5 .787 08/25/38 8,240
Series - 2004 RA3 (Class 2A)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .149 05/15/48 1,714,694
Series - 2015 NXS1 (Class D)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 977,204
Series - 2015 NXS3 (Class D)
84,199 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 80,675
Series - 2019 2 (Class A17)
179,452 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 148,402
Series - 2020 4 (Class A17)
6,922,108 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,322,538
Series - 2021 2 (Class A17)
1,308,777 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 1,046,473
Series - 2021 INV1 (Class A17)
7,699,397 g,i Wells Fargo Mortgage Backed Securities Trust 3 .317 08/25/51 5,751,676
Series - 2021 INV1 (Class B2)
1,313,831 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,010,229
Series - 2022 2 (Class A18)
1,700,181 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 1,359,432
Series - 2022 INV1 (Class A18)
2,945,007 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 2,452,861
Series - 2022 INV1 (Class A17)
3,500,000 i WFRBS Commercial Mortgage Trust 4 .162 12/15/46 3,432,497
Series - 2013 C18 (Class A5)
5,277,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 5,082,067
Series - 2014 C24 (Class A5)
2,000,000 WF-RBS Commercial Mortgage Trust 3 .337 06/15/46 1,977,942
Series - 2013 C14 (Class A5)
84,764 g,i WinWater Mortgage Loan Trust 3 .909 06/20/44 65,454
Series - 2014 1 (Class B4)

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,722,089 g,i Woodward Capital Management 3 .000% 05/25/52 $ 2,176,530
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 457,347,582
TOTAL STRUCTURED ASSETS 737,456,777
(Cost $858,223,161)
TOTAL BONDS 3,983,470,344
(Cost $4,526,302,490)
SHARES COMPANY
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
ENERGY - 0 .0%
1,538 *,† Cloud Peak Energy, Inc 16
TOTAL ENERGY 16
MATERIALS - 0 .0%
415,953 * Petra Diamonds Ltd 473,724
TOTAL MATERIALS 473,724
RETAILING - 0 .0%
7,034 * Men's Wearhouse LLC 55,688
TOTAL RETAILING 55,688
TOTAL COMMON STOCKS 529,428
(Cost $889,413)
PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIALS - 0 .1%
34,686 Morgan Stanley 841,483
139,125 Morgan Stanley 3,512,906
TOTAL DIVERSIFIED FINANCIALS 4,354,389
TOTAL PREFERRED STOCKS 4,354,389
(Cost $4,394,529)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.9%
GOVERNMENT AGENCY DEBT - 1 .2%
$ 6,000,000 Federal Farm Credit Bank (FFCB) 0 .000 01/04/23 5,999,287
10,000,000 FFCB 0 .000 01/09/23 9,992,874
3,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 3,000,000
10,000,000 FHLB 0 .000 02/15/23 9,947,335
10,000,000 FHLB 0 .000 02/27/23 9,932,687
10,000,000 FHLB 0 .000 04/14/23 9,877,003
TOTAL GOVERNMENT AGENCY DEBT 48,749,186
REPURCHASE AGREEMENT - 2 .0%
84,050,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 84,050,000
TOTAL REPURCHASE AGREEMENT 84,050,000
TREASURY DEBT - 1 .1%
50,000,000 United States Treasury Bill 0 .000 11/02/23 48,102,462
TOTAL TREASURY DEBT 48,102,462

Portfolio of investments (unaudited)
Core Plus Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .6%
68,770,408 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340% $ 68,770,408
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 68,770,408
TOTAL SHORT-TERM INVESTMENTS 249,672,056
(Cost $249,664,953)
TOTAL INVESTMENTS - 102.4% 4,326,959,898
(Cost $4,874,533,567)
OTHER ASSETS & LIABILITIES, NET - (2.4)% (101,828,144)
NET ASSETS - 100.0% $ 4,225,131,754
CNY Chinese Yuan
DOP Dominican Republic Peso
EUR Euro
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $68,207,340.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $84,050,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $85,731,048.

5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2022
Portfolio of investments (unaudited)

December 31, 2022 TIAA-CREF Funds
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
LONG-TERM MUNICIPAL BONDS - 96.1%
ALABAMA
-
2 .5%
$ 250,000 Black Belt Energy Gas District 4 .000% 12/01/27 $ 250,966
500,000 City of Birmingham AL 5 .000 12/01/29 555,815
500,000 City of Birmingham AL 5 .000 12/01/30 553,017
630,000 County of Mobile AL 5 .000 02/01/34 702,803
2,900,000 Lower Alabama Gas District 4 .000 12/01/50 2,877,852
1,000,000 University of South Alabama 5 .000 11/01/31 1,064,088
TOTAL ALABAMA 6,004,541
ALASKA
-
0 .2%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 522,036
TOTAL ALASKA 522,036
ARIZONA
-
0 .9%
2,000,000 Chandler Industrial Development Authority 5 .000 06/01/49 2,032,162
190,000 Pinal County Electric District No 3 5 .000 07/01/33 201,258
TOTAL ARIZONA 2,233,420
ARKANSAS
-
0 .5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,091,620
TOTAL ARKANSAS 1,091,620
CALIFORNIA
-
3 .4%
1,090,000 California County Tobacco Securitization Agency 4 .000 06/01/36 1,044,023
365,000 California Educational Facilities Authority 5 .000 12/01/29 386,324
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,584,714
185,000 California Municipal Finance Authority 4 .000 07/15/29 180,427
225,000 g California Statewide Communities Development
Authority
5 .000 12/01/28 233,227
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/36 1,063,420
195,000 Long Beach Community College District 3 .000 08/01/37 171,953
415,000 Palmdale Community Redevelopment Agency 5 .000 09/01/31 448,088
750,000 San Diego Public Facilities Financing Authority 5 .000 10/15/31 798,358
1,405,000 San Francisco City & County Airport Comm-San
Francisco International Airport
5 .000 05/01/31 1,536,611
500,000 Santee CDC Successor Agency 5 .000 08/01/27 537,166
TOTAL CALIFORNIA 7,984,311
COLORADO
-
1 .0%
590,000 City & County of Denver CO Airport System Revenue 5 .000 12/01/31 628,563
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 255,073
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 331,957
1,000,000 Interlocken Metropolitan District 5 .000 12/01/27 1,092,914
TOTAL COLORADO 2,308,507
CONNECTICUT
-
4 .6%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,281,725
765,000 Capital Region Development Authority 5 .000 06/15/33 826,503
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,108,125
495,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/27 533,951
630,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/29 642,108
330,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/30 335,754
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/32 374,228
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/33 373,537

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
CONNECTICUT—continued
$ 250,000 Connecticut State Higher Education Supplement Loan
Authority
5 .000% 11/15/26 $ 272,057
255,000 State of Connecticut 5 .000 11/15/38 283,312
500,000 State of Connecticut Special Tax Revenue 5 .000 05/01/30 572,884
1,000,000 State of Connecticut Special Tax Revenue 5 .000 05/01/34 1,133,435
2,000,000 University of Connecticut 5 .000 03/15/28 2,133,501
TOTAL CONNECTICUT 10,871,120
DISTRICT OF COLUMBIA
-
3 .4%
955,000 District of Columbia 5 .000 04/01/27 1,022,722
2,680,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/28 2,873,624
3,800,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/32 4,154,724
TOTAL DISTRICT OF COLUMBIA 8,051,070
FLORIDA
-
5 .4%
1,000,000 Alachua County Health Facilities Authority 5 .000 12/01/31 1,082,666
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/27 266,229
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/28 265,174
1,500,000 County of Miami-Dade FL Aviation Revenue 4 .000 10/01/36 1,486,757
3,000,000 Escambia County Health Facilities Authority 5 .000 08/15/32 3,172,083
1,250,000 g Florida Development Finance Corp 7 .250 07/01/57 1,246,536
795,000 Greater Orlando Aviation Authority 5 .000 10/01/26 849,838
305,000 Greater Orlando Aviation Authority 5 .000 10/01/26 320,411
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 186,206
185,000 Hillsborough County Aviation Authority 5 .000 10/01/32 196,466
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 201,378
400,000 Hillsborough County Port District 5 .000 06/01/29 430,969
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,064,702
210,000 Miami-Dade County Educational Facilities Authority 5 .000 04/01/28 227,535
255,000 Miami-Dade County Health Facilities Authority 4 .000 08/01/37 251,903
500,000 Pinellas County School Board 4 .000 07/01/36 506,817
500,000 School District of Broward County 5 .000 07/01/31 531,326
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 577,083
TOTAL FLORIDA 12,864,079
GEORGIA
-
4 .4%
1,250,000 Brookhaven Development Authority 5 .000 07/01/27 1,370,327
1,110,000 Burke County Development Authority 2 .250 10/01/32 1,103,834
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 974,958
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,207,886
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,047,183
250,000 Georgia Municipal Association, Inc 5 .000 12/01/30 276,154
1,000,000 Glynn-Brunswick Memorial Hospital Authority 5 .000 08/01/47 1,001,412
1,020,000 Main Street Natural Gas, Inc 4 .000 08/01/49 1,020,217
2,500,000 Municipal Electric Authority of Georgia 5 .000 01/01/62 2,546,593
TOTAL GEORGIA 10,548,564
GUAM
-
0 .2%
200,000 Port Authority of Guam 5 .000 07/01/29 213,020
200,000 Port Authority of Guam 5 .000 07/01/30 212,746
TOTAL GUAM 425,766
HAWAII
-
0 .4%
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 1,012,559
TOTAL HAWAII 1,012,559
ILLINOIS
-
12 .0%
1,500,000 Chicago Board of Education 5 .000 12/01/26 1,537,106
1,335,000 Chicago Board of Education 4 .000 12/01/27 1,307,291
500,000 Chicago Housing Authority 5 .000 01/01/33 538,413

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
ILLINOIS—continued
$ 300,000 Chicago O'Hare International Airport 5 .000% 01/01/28 $ 314,546
1,000,000 Chicago O'Hare International Airport 5 .000 01/01/32 1,020,904
300,000 Chicago Transit Authority 5 .000 06/01/28 322,694
3,250,000 City of Chicago IL 5 .000 01/01/28 3,387,880
1,000,000 City of Chicago IL 4 .000 01/01/35 940,299
1,000,000 City of Chicago IL Wastewater Transmission Revenue 5 .000 01/01/26 1,050,082
1,250,000 City of Chicago IL, GO 5 .000 01/01/29 1,310,858
1,500,000 City of Chicago IL, GO 5 .500 01/01/35 1,526,264
650,000 City of Chicago IL, GO 5 .500 01/01/37 659,897
500,000 City of Chicago IL, GO 5 .500 01/01/42 505,554
150,000 Cook County School District No 78 Rosemont 5 .000 12/01/31 172,719
1,750,000 County of Cook IL 5 .000 11/15/31 1,866,502
1,160,000 County of Cook IL Sales Tax Revenue 5 .000 11/15/36 1,254,347
700,000 Illinois State Toll Highway Authority 4 .000 01/01/42 671,121
630,000 Illinois State Toll Highway Authority 4 .000 01/01/46 589,961
305,000 Metropolitan Pier & Exposition Authority 4 .000 06/15/52 247,658
2,000,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .000 12/01/30 2,149,063
1,500,000 Sales Tax Securitization Corp 5 .000 01/01/30 1,604,790
115,000 Sales Tax Securitization Corp 2 .857 01/01/31 95,728
2,000,000 State of Illinois 5 .000 06/01/28 2,045,141
1,500,000 State of Illinois 5 .000 03/01/37 1,505,884
250,000 Village of Broadview IL 5 .000 12/01/28 272,947
200,000 Village of Broadview IL 5 .000 12/01/29 217,333
545,000 Village of Broadview IL 5 .000 12/01/30 589,504
745,000 Village of Broadview IL 5 .000 12/01/33 801,024
TOTAL ILLINOIS 28,505,510
INDIANA
-
0 .6%
1,365,000 City of Whiting IN 5 .000 12/01/44 1,398,526
TOTAL INDIANA 1,398,526
IOWA
-
0 .2%
475,000 Iowa Higher Education Loan Authority 5 .000 10/01/27 521,059
TOTAL IOWA 521,059
KENTUCKY
-
1 .1%
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,348,166
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,347,243
TOTAL KENTUCKY 2,695,409
LOUISIANA
-
1 .3%
480,000 City of New Orleans LA Sewerage Service Revenue 4 .000 06/01/36 490,206
750,000 Louisiana Local Government Environmental Facilities &
Community Development Authority
5 .000 10/01/27 806,153
500,000 New Orleans Aviation Board 5 .000 10/01/33 546,369
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,310,209
TOTAL LOUISIANA 3,152,937
MAINE
-
0 .0%
750,000 g Finance Authority of Maine 5 .375 12/15/33 6,637
TOTAL MAINE 6,637
MARYLAND
-
0 .9%
2,000,000 County of Baltimore MD 4 .000 01/01/29 2,013,154
TOTAL MARYLAND 2,013,154
MASSACHUSETTS
-
1 .2%
500,000 Massachusetts Development Finance Agency 5 .000 12/01/29 535,021
2,100,000 University of Massachusetts Building Authority 5 .000 11/01/29 2,401,600
TOTAL MASSACHUSETTS 2,936,621

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
MICHIGAN
-
2 .6%
$ 500,000 Charlotte Public School District 4 .000% 05/01/36 $ 520,356
2,000,000 Michigan Finance Authority 5 .000 11/15/28 2,122,655
1,000,000 Michigan Finance Authority 5 .000 12/01/36 1,091,790
1,750,000 State of Michigan Trunk Line Revenue 5 .000 11/15/30 2,053,893
385,000 Wayne County Airport Authority 5 .000 12/01/29 429,416
TOTAL MICHIGAN 6,218,110
MINNESOTA
-
0 .7%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,128,732
70,000 Duluth Economic Development Authority 5 .000 02/15/33 73,192
500,000 Northern Municipal Power Agency 5 .000 01/01/28 532,094
TOTAL MINNESOTA 1,734,018
MISSISSIPPI
-
1 .4%
1,045,000 Mississippi Development Bank 5 .000 03/01/26 1,104,542
1,000,000 Mississippi Development Bank 5 .000 06/01/27 1,084,188
1,000,000 Mississippi Development Bank 5 .000 03/01/35 1,046,381
TOTAL MISSISSIPPI 3,235,111
MISSOURI
-
3 .3%
1,225,000 City of Kansas City MO 5 .000 10/01/26 1,296,652
2,500,000 City of Kansas City MO Sanitary Sewer System Revenue 3 .000 01/01/37 2,231,969
1,000,000 City of St. Louis MO Parking Revenue 5 .000 12/15/26 1,059,383
900,000 Health & Educational Facilities Authority of the State
of Missouri
5 .000 02/15/28 973,494
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 465,577
1,745,000 St. Louis Municipal Finance Corp 5 .000 02/15/26 1,840,462
TOTAL MISSOURI 7,867,537
NEVADA
-
0 .4%
1,000,000 Las Vegas Redevelopment Agency 5 .000 06/15/26 1,046,544
TOTAL NEVADA 1,046,544
NEW HAMPSHIRE
-
0 .1%
130,000 New Hampshire Business Finance Authority 5 .000 04/01/31 143,075
TOTAL NEW HAMPSHIRE 143,075
NEW JERSEY
-
6 .9%
350,000 Gloucester County Improvement Authority 5 .000 07/01/34 388,980
1,000,000 New Jersey Economic Development Authority 5 .000 06/15/27 1,070,233
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,649,438
1,000,000 New Jersey Educational Facilities Authority 5 .000 07/01/27 1,055,655
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,054,628
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 817,289
1,120,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/34 1,124,418
3,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 3,189,241
1,000,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/36 974,334
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,640,567
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 949,063
500,000 South Jersey Port Corp 5 .000 01/01/48 483,905
TOTAL NEW JERSEY 16,397,751
NEW YORK
-
6 .0%
1,000,000 Brooklyn Arena Local Development Corp 5 .000 07/15/26 1,018,753
10,000 Metropolitan Transportation Authority 4 .000 11/15/34 9,395
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,204,443
160,000 New York City Industrial Development Agency 3 .000 01/01/46 119,356
1,750,000 New York State Dormitory Authority 5 .000 07/01/33 1,829,442
125,000 New York State Dormitory Authority 5 .000 07/01/38 138,339
1,000,000 New York State Urban Development Corp 5 .000 03/15/35 1,118,954
305,000 New York State Urban Development Corp 5 .000 03/15/38 326,331
375,000 New York Transportation Development Corp 5 .000 07/01/30 379,203

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
NEW YORK—continued
$ 1,080,000 New York Transportation Development Corp 4 .000% 10/01/30 $ 1,044,968
715,000 New York Transportation Development Corp 5 .000 01/01/36 711,218
505,000 New York Transportation Development Corp 5 .000 12/01/36 529,623
635,000 New York Transportation Development Corp 5 .000 12/01/36 653,498
1,500,000 Port Authority of New York & New Jersey 5 .000 07/15/31 1,636,321
1,000,000 Port Authority of New York & New Jersey 4 .000 11/01/34 995,450
1,000,000 Port Authority of New York & New Jersey 5 .000 11/01/35 1,061,616
1,625,000 Port Authority of New York & New Jersey 4 .000 07/15/36 1,582,117
TOTAL NEW YORK 14,359,027
NORTH CAROLINA
-
1 .3%
1,355,000 County of Duplin NC 5 .000 04/01/27 1,442,476
1,000,000 North Carolina Capital Facilities Finance Agency 5 .000 05/01/31 1,117,226
210,000 North Carolina Medical Care Commission 4 .000 02/01/36 212,244
255,000 North Carolina Medical Care Commission 3 .000 07/01/36 232,091
TOTAL NORTH CAROLINA 3,004,037
NORTH DAKOTA
-
0 .4%
1,000,000 North Dakota Housing Finance Agency 2 .400 01/01/26 980,420
TOTAL NORTH DAKOTA 980,420
OHIO
-
2 .5%
1,000,000 American Municipal Power, Inc 5 .000 02/15/34 1,095,382
200,000 City of Cleveland OH Income Tax Revenue 5 .000 10/01/27 220,327
250,000 City of Cleveland OH Income Tax Revenue 5 .000 10/01/28 277,208
240,000 City of Toledo OH 4 .000 12/01/29 251,107
250,000 City of Toledo OH 4 .000 12/01/30 261,421
200,000 City of Toledo OH 4 .000 12/01/31 208,621
1,500,000 County of Miami OH 5 .000 08/01/32 1,613,718
725,000 County of Montgomery OH 5 .000 08/01/36 770,899
300,000 Lebanon City School District 3 .000 12/01/36 268,371
700,000 Miami University 5 .000 09/01/28 779,859
175,000 State of Ohio 5 .000 01/15/35 187,823
TOTAL OHIO 5,934,736
OKLAHOMA
-
0 .9%
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 743,647
1,500,000 Oklahoma Development Finance Authority 5 .250 08/15/48 1,335,233
TOTAL OKLAHOMA 2,078,880
OREGON
-
0 .6%
3,000,000 †,g,q Oregon State Business Development Commission 6 .500 04/01/31 219,000
1,000,000 †,q Oregon State Business Development Commission 11 .500 04/01/31 60,000
625,000 †,g Oregon State Business Development Commission 9 .000 04/01/37 45,625
1,000,000 Tri-County Metropolitan Transportation District of
Oregon
5 .000 10/01/28 1,098,583
TOTAL OREGON 1,423,208
PENNSYLVANIA
-
3 .1%
1,100,000 Allegheny County Higher Education Building Authority 5 .000 03/01/29 1,157,049
740,000 Coatesville School District 5 .000 08/01/25 780,339
500,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/26 516,368
670,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/30 703,045
500,000 Pennsylvania Economic Development Financing
Authority
5 .000 10/15/34 548,589
415,000 Pittsburgh Water & Sewer Authority 5 .000 09/01/27 455,733
1,500,000 School District of the City of Erie 5 .000 04/01/28 1,644,182
500,000 South Wayne County Water and Sewer Authority 4 .000 02/15/37 507,018
915,000 Township of Northampton PA 4 .000 05/15/33 938,095
TOTAL PENNSYLVANIA 7,250,418

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
RHODE ISLAND
-
0 .4%
$ 825,000 Rhode Island Commerce Corp 5 .000% 06/15/27 $ 894,669
TOTAL RHODE ISLAND 894,669
SOUTH CAROLINA
-
2 .2%
2,000,000 Center for Arts & Health Sciences Public Facilities Corp 4 .000 10/01/37 2,035,159
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/27 284,839
170,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/28 185,632
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/29 293,777
500,000 South Carolina Public Service Authority 4 .000 12/01/37 476,539
890,000 South Carolina Public Service Authority 4 .000 12/01/40 828,452
1,000,000 Spartanburg Regional Health Services District 4 .000 04/15/37 993,350
TOTAL SOUTH CAROLINA 5,097,748
TENNESSEE
-
1 .4%
180,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4 .000 05/01/37 171,968
2,305,000 Metropolitan Nashville Airport Authority 5 .000 07/01/35 2,441,752
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 749,658
TOTAL TENNESSEE 3,363,378
TEXAS
-
10 .6%
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/28 378,044
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/29 381,818
400,000 Atascosa County Industrial Development Corp 5 .000 12/15/30 440,456
1,100,000 Central Texas Regional Mobility Authority 5 .000 01/01/27 1,169,568
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,298,429
750,000 Central Texas Regional Mobility Authority 4 .000 01/01/36 741,888
400,000 City of Austin TX Airport System Revenue 5 .000 11/15/27 432,585
900,000 City of Austin TX Airport System Revenue 5 .000 11/15/39 908,935
1,000,000 City of El Paso TX 4 .000 08/15/35 1,028,503
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,124,941
1,970,000 City of Houston TX 5 .000 03/01/32 2,125,664
3,000,000 City of Houston TX Combined Utility System Revenue 5 .000 11/15/29 3,414,896
1,000,000 Conroe Independent School District 2 .500 02/15/37 827,056
500,000 County of Galveston TX 4 .000 02/01/38 502,435
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,282,353
150,000 Harris County Toll Road Authority 4 .000 08/15/36 153,384
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,082,726
420,000 Port Freeport TX 5 .000 06/01/28 450,700
825,000 Port Freeport TX 5 .000 06/01/29 880,891
865,000 Port Freeport TX 5 .000 06/01/30 918,930
935,000 Port Freeport TX 5 .000 06/01/32 986,792
2,500,000 Texas Private Activity Bond Surface Transportation Corp 5 .000 12/31/35 2,591,221
1,000,000 University of North Texas 5 .000 04/15/27 1,091,167
TOTAL TEXAS 25,213,382
UTAH
-
1 .1%
475,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/31 504,485
1,000,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/32 1,060,092
1,000,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/33 1,055,226
TOTAL UTAH 2,619,803
VIRGIN ISLANDS
-
1 .9%
2,000,000 g Virgin Islands Public Finance Authority 5 .000 09/01/25 2,031,972
2,500,000 g Virgin Islands Public Finance Authority 5 .000 09/01/33 2,550,761
TOTAL VIRGIN ISLANDS 4,582,733
VIRGINIA
-
1 .0%
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 1,914,160
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 402,998
TOTAL VIRGINIA 2,317,158

Portfolio of investments (unaudited)
5-15 Year Laddered Tax-Exempt Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
concluded
PRINCIPAL ISSUER RATE
MATURITY
DATE VALUE
WASHINGTON
-
1 .8%
$ 500,000 Klickitat County Public Utility District No 5 .000% 12/01/27 $ 551,263
1,000,000 Pend Oreille County Public Utility District No  Box
Canyon
5 .000 01/01/29 1,061,288
1,000,000 Pierce County School District No 403 Bethel 4 .000 12/01/37 1,021,697
1,500,000 Washington Health Care Facilities Authority 4 .000 10/01/42 1,540,367
TOTAL WASHINGTON 4,174,615
WEST VIRGINIA
-
1 .3%
1,000,000 West Virginia Higher Education Policy Commission 5 .000 07/01/27 1,092,279
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 788,142
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,274,946
TOTAL WEST VIRGINIA 3,155,367
TOTAL LONG-TERM MUNICIPAL BONDS 228,239,171
(Cost $248,294,630)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .5%
1,200,000 Federal Home Loan Bank (FHLB) 0 .000 01/06/23 1,199,572
TOTAL GOVERNMENT AGENCY DEBT 1,199,572
TOTAL SHORT-TERM INVESTMENTS 1,199,572
(Cost $1,199,319)
TOTAL INVESTMENTS - 96.6% 229,438,743
(Cost $249,493,949)
OTHER ASSETS & LIABILITIES, NET - 3.4% 8,093,609
NET ASSETS - 100.0% $ 237,532,352
GO General Obligation
†
For fair value measurement disclosure purposes, investment classified as Level 3.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
q
In default

Portfolio of investments (unaudited)
Green Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.4%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
$ 492,500 i LTR Intermediate Holdings, Inc LIBOR 12 M + 4.500% 8 .884% 05/05/28 $ 449,406
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 449,406
UTILITIES - 1 .1%
461,237 i Exgen Renewables IV LLC LIBOR 4 M + 2.500% 7 .240 12/15/27 457,538
995,000 i TerraForm Power Operating LLC SOFR 4M + 2.750% 7 .430 05/21/29 989,249
TOTAL UTILITIES 1,446,787
TOTAL BANK LOAN OBLIGATIONS 1,896,193
(Cost $1,928,689)
BONDS - 95.0%
CORPORATE BONDS - 56 .5%
AUTOMOBILES & COMPONENTS - 2 .7%
1,250,000 Ford Motor Co 3 .250 02/12/32 937,427
775,000 General Motors Co 5 .400 10/15/29 739,581
1,000,000 General Motors Co 5 .600 10/15/32 928,996
350,000 g Hyundai Capital Services, Inc 1 .250 02/08/26 303,968
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 841,335
TOTAL AUTOMOBILES & COMPONENTS 3,751,307
BANKS - 9 .2%
1,200,000 g ABN AMRO Bank NV 2 .470 12/13/29 970,353
250,000 g Bank Hapoalim BM 3 .255 01/21/32 214,922
1,000,000 Bank of America Corp 0 .981 09/25/25 920,376
1,000,000 Bank of America Corp 2 .456 10/22/25 944,857
1,000,000 Bank of Nova Scotia 2 .375 01/18/23 999,004
250,000 Citigroup, Inc 0 .776 10/30/24 239,540
1,000,000 g ING Groep NV 1 .400 07/01/26 899,019
2,000,000 JPMorgan Chase & Co 0 .768 08/09/25 1,845,893
1,800,000 National Bank of Canada 0 .550 11/15/24 1,722,788
250,000 NatWest Group plc 2 .359 05/22/24 246,420
1,825,000 Santander Holdings USA, Inc 5 .807 09/09/26 1,811,231
200,000 g Shinhan Financial Group Co Ltd 3 .340 02/05/30 183,047
1,000,000 g USAA Capital Corp 2 .125 05/01/30 819,394
1,000,000 Wells Fargo & Co 4 .540 08/15/26 979,959
TOTAL BANKS 12,796,803
CAPITAL GOODS - 1 .1%
625,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 604,285
1,000,000 Xylem, Inc 1 .950 01/30/28 859,966
TOTAL CAPITAL GOODS 1,464,251
CONSUMER DURABLES & APPAREL - 0 .1%
250,000 Whirlpool Corp 2 .400 05/15/31 198,016
TOTAL CONSUMER DURABLES & APPAREL 198,016
CONSUMER SERVICES - 1 .3%
1,250,000 Conservation Fund 3 .474 12/15/29 1,074,730
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 6 .766 02/01/24 259,760
500,000 Nature Conservancy 1 .511 07/01/29 413,447
TOTAL CONSUMER SERVICES 1,747,937
DIVERSIFIED FINANCIALS - 4 .5%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 976,130

Portfolio of investments (unaudited)
Green Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 1,000,000 BB Blue Financing DAC 4 .395% 09/20/37 $ 986,020
2,000,000 g Cooperatieve Rabobank UA 1 .004 09/24/26 1,766,785
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 963,418
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 923,414
285,000 g Starwood Property Trust, Inc 4 .375 01/15/27 249,397
500,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 460,011
TOTAL DIVERSIFIED FINANCIALS 6,325,175
ENERGY - 0 .2%
270,000 e,g Sunnova Energy Corp 5 .875 09/01/26 241,215
TOTAL ENERGY 241,215
FOOD & STAPLES RETAILING - 1 .5%
1,000,000 SYSCO Corp 2 .400 02/15/30 831,188
1,575,000 Walmart, Inc 1 .800 09/22/31 1,281,763
TOTAL FOOD & STAPLES RETAILING 2,112,951
FOOD, BEVERAGE & TOBACCO - 1 .4%
250,000 g NBM US Holdings, Inc 6 .625 08/06/29 241,445
1,000,000 PepsiCo, Inc 3 .900 07/18/32 942,890
1,000,000 PepsiCo, Inc 2 .875 10/15/49 714,440
TOTAL FOOD, BEVERAGE & TOBACCO 1,898,775
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 724,567
250,000 Stanford Health Care 3 .027 08/15/51 164,327
TOTAL HEALTH CARE EQUIPMENT & SERVICES 888,894
INSURANCE - 1 .4%
1,000,000 Aflac, Inc 1 .125 03/15/26 885,970
1,000,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 995,416
TOTAL INSURANCE 1,881,386
MATERIALS - 2 .0%
1,000,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 932,600
570,000 g LG Chem Ltd 4 .375 07/14/25 551,682
500,000 g LG Chem Ltd 3 .625 04/15/29 456,365
1,000,000 Sonoco Products Co 2 .250 02/01/27 889,185
TOTAL MATERIALS 2,829,832
MEDIA & ENTERTAINMENT - 0 .5%
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 744,259
TOTAL MEDIA & ENTERTAINMENT 744,259
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .6%
1,000,000 Pfizer, Inc 2 .625 04/01/30 878,422
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 878,422
REAL ESTATE - 2 .6%
406,000 ERP Operating LP 4 .150 12/01/28 378,593
1,300,000 Federal Realty Investment Trust 1 .250 02/15/26 1,144,942
250,000 g HAT Holdings I LLC 6 .000 04/15/25 242,070
250,000 g HAT Holdings I LLC 3 .375 06/15/26 217,200
250,000 g HAT Holdings I LLC 3 .750 09/15/30 183,704
1,000,000 Host Hotels & Resorts LP 2 .900 12/15/31 764,964
1,000,000 Kilroy Realty LP 2 .650 11/15/33 693,816
TOTAL REAL ESTATE 3,625,289

Portfolio of investments (unaudited)
Green Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .3%
$ 1,000,000 Intel Corp 4 .150% 08/05/32 $ 934,961
1,000,000 NXP BV 3 .400 05/01/30 864,144
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,799,105
SOFTWARE & SERVICES - 0 .6%
1,000,000 Mastercard, Inc 1 .900 03/15/31 812,316
TOTAL SOFTWARE & SERVICES 812,316
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .8%
1,000,000 Apple, Inc 2 .850 02/23/23 997,247
1,600,000 Apple, Inc 3 .000 06/20/27 1,506,749
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,503,996
TELECOMMUNICATION SERVICES - 1 .9%
1,500,000 Verizon Communications, Inc 1 .500 09/18/30 1,166,151
1,000,000 e Verizon Communications, Inc 2 .850 09/03/41 688,201
1,000,000 Verizon Communications, Inc 3 .875 03/01/52 758,355
TOTAL TELECOMMUNICATION SERVICES 2,612,707
UTILITIES - 21 .2%
527,000 Ameren Illinois Co 2 .900 06/15/51 350,546
270,000 g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 239,351
1,000,000 Avangrid, Inc 3 .150 12/01/24 955,771
215,000 g Consorcio Transmantaro SA 4 .700 04/16/34 195,650
241,875 g Continuum Energy Levanter Pte Ltd 4 .500 02/09/27 217,057
1,000,000 DTE Electric Co 1 .900 04/01/28 868,982
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 845,924
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 854,616
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 920,515
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 799,904
250,000 g Electricite de France S.A. 3 .625 10/13/25 240,967
250,000 Evergy, Inc 2 .550 07/01/26 230,269
1,000,000 Georgia Power Co 3 .250 04/01/26 945,430
284,100 g India Cleantech Energy 4 .700 08/10/26 242,705
1,650,000 Interstate Power & Light Co 3 .600 04/01/29 1,508,611
1,000,000 g Liberty Utilities Finance GP 2 .050 09/15/30 751,231
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 936,219
500,000 MidAmerican Energy Co 2 .700 08/01/52 320,128
1,075,000 g New York State Electric & Gas Corp 2 .150 10/01/31 837,633
1,000,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 790,486
500,000 Northwest Natural Gas Co 3 .078 12/01/51 309,641
1,000,000 PacifiCorp 2 .900 06/15/52 652,789
375,000 PacifiCorp 5 .350 12/01/53 371,137
529,000 Public Service Co of Colorado 3 .700 06/15/28 503,378
1,000,000 Public Service Co of Colorado 3 .200 03/01/50 709,312
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 796,326
1,000,000 e Public Service Electric and Gas Co 3 .100 03/15/32 874,126
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 675,368
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 781,862
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 688,943
250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 215,955
1,000,000 Southern California Edison Co 2 .750 02/01/32 837,268
1,162,000 Southern California Edison Co 3 .650 06/01/51 844,566
1,500,000 Southern Power Co 4 .150 12/01/25 1,470,111
1,000,000 Southwestern Electric Power Co 3 .250 11/01/51 657,401
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 689,687
202,700 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 191,220
496,605 g Sweihan PV Power Co PJSC 3 .625 01/31/49 397,890
323,362 g Topaz Solar Farms LLC 4 .875 09/30/39 285,367
500,000 TransAlta Corp 7 .750 11/15/29 510,641

Portfolio of investments (unaudited)
Green Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 184,656 g UEP Penonome II S.A. 6 .500% 10/01/38 $ 135,029
1,000,000 Union Electric Co 2 .150 03/15/32 790,377
500,000 Union Electric Co 2 .625 03/15/51 315,049
1,075,000 Union Electric Co 3 .900 04/01/52 866,055
1,050,000 g Vistra Corp 7 .000 N/A‡ 955,430
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 915,192
TOTAL UTILITIES 29,492,115
TOTAL CORPORATE BONDS 78,604,751
(Cost $86,859,902)
GOVERNMENT BONDS - 21 .9%
AGENCY SECURITIES - 1 .7%
201,048 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 180,336
201,048 OPIC 2 .360 10/15/29 184,114
1,561,587 OPIC 3 .430 06/01/33 1,458,131
250,000 United States International Development Finance Corp 1 .650 04/15/28 219,120
201,048 United States International Development Finance Corp 1 .050 10/15/29 175,385
239,913 United States International Development Finance Corp 1 .630 07/15/38 191,659
TOTAL AGENCY SECURITIES 2,408,745
FOREIGN GOVERNMENT BONDS - 10 .3%
300,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 267,001
579,000 Asian Development Bank 1 .750 08/14/26 529,780
750,000 Asian Development Bank 3 .125 09/26/28 706,032
250,000 g CDP Financial, Inc 1 .000 05/26/26 222,182
250,000 European Bank for Reconstruction & Development 1 .625 09/27/24 237,436
1,000,000 g European Investment Bank 2 .875 06/13/25 965,079
1,250,000 European Investment Bank 0 .625 10/21/27 1,060,287
830,000 European Investment Bank 3 .250 11/15/27 797,801
250,000 European Investment Bank 1 .625 10/09/29 213,918
2,000,000 European Investment Bank 0 .750 09/23/30 1,568,909
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,045,283
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 957,635
500,000 International Bank for Reconstruction & Development 2 .125 03/03/25 475,105
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 483,040
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 875,940
2,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 1,637,018
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 444,273
1,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 780,923
1,000,000 g OMERS Finance Trust 4 .000 04/19/52 795,523
300,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 299,250
TOTAL FOREIGN GOVERNMENT BONDS 14,362,415
MORTGAGE BACKED - 0 .3%
250,000 i Federal National Mortgage Association (FNMA) 1 .467 11/25/30 199,739
250,000 i FNMA 1 .246 01/25/31 196,157
TOTAL MORTGAGE BACKED 395,896
MUNICIPAL BONDS - 7 .8%
800,000 h California Community Choice Financing Authority 5 .950 08/01/29 789,123
180,000 g California Municipal Finance Authority 6 .375 11/15/48 153,437
500,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 505,342
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 210,489
610,000 City of Fort Wayne IN 10 .750 12/01/29 601,533
600,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 503,299
250,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 186,881
250,000 g County of Gallatin MT 11 .500 09/01/27 260,390

Portfolio of investments (unaudited)
Green Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 500,000 District of Columbia 3 .850% 02/28/25 $ 481,307
1,000,000 g Florida Development Finance Corp 7 .250 07/01/57 997,229
600,000 Grant County Public Utility District No 2 1 .544 01/01/23 600,000
250,000 Grant County Public Utility District No 2 3 .210 01/01/40 191,425
235,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 180,907
100,000 Klickitat County Public Utilities 3 .688 12/01/38 82,467
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 250,906
500,000 Metropolitan Transportation Authority 5 .175 11/15/49 433,221
170,000 Morris County Improvement Authority 1 .298 06/15/27 146,784
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 193,039
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 189,085
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 100,393
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 133,629
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 135,063
1,840,000 New York State Energy Research & Development
Authority
4 .521 04/01/26 1,791,143
65,000 New York State Energy Research & Development
Authority
4 .577 04/01/35 62,758
500,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 439,238
240,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 223,402
1,152,899 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 1,074,035
TOTAL MUNICIPAL BONDS 10,916,525
U.S. TREASURY SECURITIES - 1 .8%
300,000 United States Treasury Note 4 .250 12/31/24 298,957
100,000 United States Treasury Note 3 .875 12/31/27 99,422
2,040,000 United States Treasury Note 4 .125 11/15/32 2,081,756
TOTAL U.S. TREASURY SECURITIES 2,480,135
TOTAL GOVERNMENT BONDS 30,563,716
(Cost $33,214,901)
STRUCTURED ASSETS - 16 .6%
ASSET BACKED - 8 .6%
250,000 g,i BFLD Trust LIBOR 1 M + 2.100% 6 .418 10/15/35 222,512
Series - 2020 EYP (Class C)
81,730 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 58,109
Series - 2021 3CS (Class A)
292,228 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 222,637
Series - 2021 4GS (Class A)
252,774 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 177,964
Series - 2021 5CS (Class B)
466,252 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 357,250
Series - 2022 1GS (Class A)
975,853 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 903,155
Series - 2022 3CS (Class A)
500,000 g GoodLeap Sustainable Home Solutions Trust 5 .550 11/20/54 436,366
Series - 2022 4CS (Class B)
112,701 g HERO Funding Trust 4 .050 09/20/41 107,082
Series - 2016 1A (Class A)
169,552 g HERO Funding Trust 3 .910 09/20/42 159,637
Series - 2016 3A (Class A2)
102,434 g HERO Funding Trust 4 .290 09/20/47 97,688
Series - 2016 4A (Class A2)
48,042 g HERO Funding Trust 4 .460 09/20/47 45,499
Series - 2017 1A (Class A2)
112,891 g HERO Funding Trust 3 .190 09/20/48 102,881
Series - 2017 3A (Class A1)

Portfolio of investments (unaudited)
Green Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 227,476 g HERO Funding Trust 3 .950% 09/20/48 $ 210,080
Series - 2017 3A (Class A2)
124,955 g HERO Funding Trust 2 .720 09/20/57 109,397
Series - 2020 1A (Class A)
171,926 g Loanpal Solar Loan Ltd 2 .290 01/20/48 130,753
Series - 2021 1GS (Class A)
232,865 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 168,362
Series - 2020 1A (Class R)
425,237 g Mosaic Solar Loan Trust 2 .100 04/20/46 369,132
Series - 2020 1A (Class A)
144,230 g Mosaic Solar Loan Trust 1 .440 08/20/46 120,317
Series - 2020 2A (Class A)
797,024 g Mosaic Solar Loan Trust 2 .050 12/20/46 601,501
Series - 2021 1A (Class B)
309,803 g Mosaic Solar Loan Trust 2 .250 12/20/46 269,415
Series - 2021 1A (Class C)
543,913 g Mosaic Solar Loan Trust 1 .440 06/20/52 428,876
Series - 2021 3A (Class A)
1,000,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 842,236
Series - 2021 3A (Class C)
950,000 g Mosaic Solar Loan Trust 6 .160 06/20/53 947,359
Series - 2022 3A (Class A)
177,526 g Renew 2 .060 11/20/56 151,140
Series - 2021 1 (Class A)
1,132,376 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 969,827
Series - 2022 A (Class A)
226,697 g Sunrun Athena Issuer LLC 5 .310 04/30/49 207,596
Series - 2018 1 (Class A)
457,726 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 402,709
Series - 2019 2 (Class A)
363,751 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 321,745
Series - 2019 1A (Class A)
472,915 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 432,580
Series - 2022 1A (Class A)
234,035 g Sunrun Vulcan Issuer LLC 2 .460 01/30/52 188,093
Series - 2021 1A (Class A)
250,000 g Tesla Auto Lease Trust 0 .780 12/20/23 249,107
Series - 2020 A (Class A4)
250,000 g Tesla Auto Lease Trust 2 .330 02/20/24 247,331
Series - 2020 A (Class D)
250,000 g Tesla Auto Lease Trust 0 .560 03/20/25 242,355
Series - 2021 A (Class A3)
300,000 g Tesla Auto Lease Trust 0 .600 09/22/25 282,665
Series - 2021 B (Class A3)
474,782 g Vivint Colar Financing V LLC 7 .370 04/30/48 435,531
Series - 2018 1A (Class B)
918,852 g Vivint Solar Financing VII LLC 2 .210 07/31/51 703,240
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 11,922,127
OTHER MORTGAGE BACKED - 8 .0%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 1.650% 5 .968 04/15/34 224,253
Series - 2021 ACEN (Class B)
100,000 g BBCMS Trust 4 .498 08/10/35 92,588
Series - 2015 SRCH (Class B)
250,000 g,i Cityline Commercial Mortgage Trust 2 .778 11/10/31 240,830
Series - 2016 CLNE (Class A)
500,000 g COMM Mortgage Trust 3 .178 02/10/35 462,724
Series - 2015 3BP (Class A)

Portfolio of investments (unaudited)
Green Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 100,000 g COMM Mortgage Trust 3 .376% 01/10/39 $ 83,711
Series - 2022 HC (Class C)
500,000 g CPT Mortgage Trust 2 .865 11/13/39 400,070
Series - 2019 CPT (Class A)
500,000 g,i DBUBS Mortgage Trust 3 .530 10/10/34 447,531
Series - 2017 BRBK (Class D)
210,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 0.800% 5 .118 02/15/38 195,302
Series - 2021 GCT (Class A)
1,102,000 g,i GS Mortgage Securities Corp II 4 .904 03/10/33 1,020,989
Series - 2018 GS10 (Class WLSA)
345,000 g,i Hudson Yards Mortgage Trust 3 .443 07/10/39 257,250
Series - 2019 30HY (Class E)
1,255,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 5 .688 10/15/33 1,190,905
Series - 2020 609M (Class A)
1,000,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.770% 6 .088 10/15/33 936,375
Series - 2020 609M (Class B)
1,000,000 g Manhattan West Mortgage Trust 2 .130 09/10/39 855,383
Series - 2020 1MW (Class A)
250,000 g,i MFT Trust 3 .283 08/10/40 176,775
Series - 2020 B6 (Class B)
250,000 g,i Morgan Stanley Capital I Trust 2 .428 04/05/42 174,266
Series - 2020 CNP (Class C)
350,586 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 5 .818 07/15/36 335,800
Series - 2019 MILE (Class A)
500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.750% 7 .068 07/15/36 446,244
Series - 2019 MILE (Class D)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 8 .568 07/15/36 223,070
Series - 2019 MILE (Class F)
11,470,000 g,i NYC Commercial Mortgage Trust 0 .226 04/10/43 193,120
Series - 2021 909 (Class X)
500,000 g One Bryant Park Trust 2 .516 09/15/54 410,472
Series - 2019 OBP (Class A)
1,000,000 g One Market Plaza Trust 3 .614 02/10/32 962,642
Series - 2017 1MKT (Class A)
500,000 g One Market Plaza Trust 4 .016 02/10/32 471,232
Series - 2017 1MKT (Class C)
1,000,000 g One Market Plaza Trust 4 .146 02/10/32 924,517
Series - 2017 1MKT (Class D)
400,000 g,i STWD Mortgage Trust LIBOR 1 M + 2.305% 6 .623 11/15/36 373,478
Series - 2021 LIH (Class D)
100,000 g,i VNDO Trust 3 .903 01/10/35 81,493
Series - 2016 350P (Class D)
TOTAL OTHER MORTGAGE BACKED 11,181,020
TOTAL STRUCTURED ASSETS 23,103,147
(Cost $25,713,469)
TOTAL BONDS 132,271,614
(Cost $145,788,272)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.7%
REAL ESTATE - 0 .2%
10,000 Brookfield Property Partners LP 152,100
10,000 Brookfield Property Partners LP 135,300
TOTAL REAL ESTATE 287,400

Portfolio of investments (unaudited)
Green Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES - 0 .5%
20,000 Brookfield Infrastructure Partners LP $ 320,998
16,000 Brookfield Renewable Partners LP 301,440
TOTAL UTILITIES 622,438
TOTAL PREFERRED STOCKS 909,838
(Cost $1,400,000)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.5%
GOVERNMENT AGENCY DEBT - 3 .2%
$ 4,448,000 Federal Home Loan Bank (FHLB) 0 .000% 01/03/23 4,448,000
TOTAL GOVERNMENT AGENCY DEBT 4,448,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .3%
1,865,457 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340 1,865,457
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,865,457
TOTAL SHORT-TERM INVESTMENTS 6,313,457
(Cost $6,312,493)
TOTAL INVESTMENTS - 101.6% 141,391,102
(Cost $155,429,454)
OTHER ASSETS & LIABILITIES, NET - (1.6)% (2,215,282)
NET ASSETS - 100.0% $ 139,175,820
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,785,239.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of investments (unaudited)
High-Yield Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 4.0%
CAPITAL GOODS - 0.0%
$ 12,630 i Vertiv Group Corp LIBOR 1 M + 2.750% 2.750% 03/02/27 $ 12,222
TOTAL CAPITAL GOODS 12,222
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
9,654,006 i Spin Holdco, Inc LIBOR 4 M + 4.000% 8.765 03/04/28 8,191,424
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,191,424
CONSUMER SERVICES - 0.4%
9,806,021 i ClubCorp Holdings, Inc LIBOR 4 M + 2.750% 7.480 09/18/24 8,876,949
TOTAL CONSUMER SERVICES 8,876,949
FOOD, BEVERAGE & TOBACCO - 0.3%
9,439,463 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8.230 03/31/28 8,810,559
TOTAL FOOD, BEVERAGE & TOBACCO 8,810,559
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
10,540,576 i Verscend Holding Corp LIBOR 12 M + 4.000% 8.384 08/27/25 10,494,461
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,494,461
HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
7,350,000 i Kronos Acquisition Holdings, Inc LIBOR 4 M + 3.750% 8.485 12/22/26 7,011,716
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,011,716
MEDIA & ENTERTAINMENT - 0.3%
5,681,281 i Abe Investment Holdings LIBOR 12 M + 4.500% 8.938 02/19/26 5,677,731
1,185,303 i Diamond Sports Group LLC SOFR 12M + 8.000% 12.317 05/25/26 1,126,286
TOTAL MEDIA & ENTERTAINMENT 6,804,017
RETAILING - 0.6%
10,566,225 i Jo-Ann Stores LLC LIBOR 4 M + 4.750% 9.077 07/07/28 7,246,687
9,529,375 i Staples, Inc LIBOR 4 M + 5.000% 7.782 04/16/26 8,837,161
TOTAL RETAILING 16,083,848
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
171,294 i Bright Bidco BV CME Term SOFR 4 + 8.000% 8.000 10/31/27 150,453
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 150,453
SOFTWARE & SERVICES - 1.1%
17,037 i Finastra USA, Inc LIBOR 4 M + 3.500% 6.871 06/13/24 15,113
4,825,000 i Greeneden US Holdings II LLC LIBOR 12 M + 4.000% 8.384 12/01/27 4,643,074
15,350,000 h Open Text Corp 6.134 05/30/25 15,029,569
7,342,503 i Rocket Software, Inc LIBOR 12 M + 4.250% 8.634 11/28/25 7,090,104
TOTAL SOFTWARE & SERVICES 26,777,860
TRANSPORTATION - 0.3%
7,483,305 i Air Canada LIBOR 4 M + 3.500% 8.130 08/11/28 7,418,986
TOTAL TRANSPORTATION 7,418,986
TOTAL BANK LOAN OBLIGATIONS 100,632,495
(Cost $107,626,841)

Portfolio of investments (unaudited)
High-Yield Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 92.6%
CORPORATE BONDS - 92.6%
AUTOMOBILES & COMPONENTS - 4.0%
$ 12,450,000 g Adient Global Holdings Ltd 4.875% 08/15/26 $ 11,590,701
4,195,000 Dana, Inc 5.375 11/15/27 3,891,349
15,040,000 Dana, Inc 4.500 02/15/32 12,026,648
5,825,000 Ford Motor Co 9.625 04/22/30 6,589,414
5,000,000 Ford Motor Co 3.250 02/12/32 3,749,708
22,075,000 e,g Gates Global LLC 6.250 01/15/26 21,302,375
6,815,000 e Goodyear Tire & Rubber Co 5.000 07/15/29 5,684,730
15,000,000 e Goodyear Tire & Rubber Co 5.250 04/30/31 12,454,430
4,540,000 e Goodyear Tire & Rubber Co 5.250 07/15/31 3,713,448
5,000,000 e Goodyear Tire & Rubber Co 5.625 04/30/33 4,081,506
1,100,000 g,o IHO Verwaltungs GmbH 4.750 09/15/26 951,900
16,050,000 g,o IHO Verwaltungs GmbH 6.375 05/15/29 13,562,651
TOTAL AUTOMOBILES & COMPONENTS 99,598,860
CAPITAL GOODS - 2.6%
10,145,000 g Builders FirstSource, Inc 6.375 06/15/32 9,528,653
7,135,000 g Chart Industries, Inc 7.500 01/01/30 7,172,744
5,140,000 g Chart Industries, Inc 9.500 01/01/31 5,271,636
9,519,000 g H&E Equipment Services, Inc 3.875 12/15/28 8,108,189
8,950,000 g Rolls-Royce plc 5.750 10/15/27 8,524,875
12,250,000 TransDigm UK Holdings plc 6.875 05/15/26 11,962,292
4,000,000 TransDigm, Inc 7.500 03/15/27 3,957,629
10,060,000 g WESCO Distribution, Inc 7.250 06/15/28 10,190,518
TOTAL CAPITAL GOODS 64,716,536
COMMERCIAL & PROFESSIONAL SERVICES - 6.5%
5,245,000 g ADT Corp 4.875 07/15/32 4,457,352
13,105,000 g ADT Security Corp 4.125 08/01/29 11,145,227
13,945,000 g Albion Financing 1 SARL 6.125 10/15/26 12,436,290
24,040,000 e,g Albion Financing 2 SARL 8.750 04/15/27 20,471,111
11,100,000 g Allied Universal Holdco LLC 6.625 07/15/26 10,156,500
5,000,000 g Allied Universal Holdco LLC 4.625 06/01/28 4,129,650
10,785,000 g ASGN, Inc 4.625 05/15/28 9,762,582
21,600,000 g Garda World Security Corp 4.625 02/15/27 19,072,368
15,075,000 g Prime Security Services Borrower LLC 5.750 04/15/26 14,509,688
5,325,000 g Prime Security Services Borrower LLC 3.375 08/31/27 4,596,458
18,100,000 g Prime Security Services Borrower LLC 6.250 01/15/28 16,473,896
6,750,000 g Science Applications International Corp 4.875 04/01/28 6,243,736
14,110,000 g United Rentals North America, Inc 6.000 12/15/29 14,021,813
14,618,000 g WASH Multifamily Acquisition, Inc 5.750 04/15/26 13,777,465
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 161,254,136
CONSUMER DURABLES & APPAREL - 0.9%
8,900,000 e,g Hanesbrands, Inc 4.875 05/15/26 7,952,781
3,025,000 Newell Brands, Inc 6.375 09/15/27 3,002,312
5,200,000 Newell Rubbermaid, Inc 5.750 04/01/46 4,144,785
8,880,000 e,g Wolverine World Wide, Inc 4.000 08/15/29 6,727,133
TOTAL CONSUMER DURABLES & APPAREL 21,827,011
CONSUMER SERVICES - 4.9%
5,000,000 g 1011778 BC ULC 3.875 01/15/28 4,472,728
11,845,000 g Carnival Corp 4.000 08/01/28 9,658,532
20,995,000 g CDI Escrow Issuer, Inc 5.750 04/01/30 18,820,530
7,840,000 g Constellation Merger Sub, Inc 8.500 09/15/25 6,899,200
11,140,000 g Fertitta Entertainment LLC 4.625 01/15/29 9,427,058
9,135,000 g Hilton Grand Vacations Borrower Escrow LLC 5.000 06/01/29 7,856,100

Portfolio of investments (unaudited)
High-Yield Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 5,000,000 Hilton Worldwide Finance LLC 4.875% 04/01/27 $ 4,759,139
3,880,000 g International Game Technology plc 4.125 04/15/26 3,618,699
4,650,000 g International Game Technology plc 6.250 01/15/27 4,615,125
2,025,000 g International Game Technology plc 5.250 01/15/29 1,887,015
16,300,000 g Life Time, Inc 5.750 01/15/26 15,167,150
11,425,000 g Live Nation Entertainment, Inc 6.500 05/15/27 11,179,936
2,715,000 g Marriott Ownership Resorts, Inc 4.500 06/15/29 2,252,435
10,000,000 g Penn National Gaming, Inc 5.625 01/15/27 9,067,400
14,665,000 Yum! Brands, Inc 5.375 04/01/32 13,583,456
TOTAL CONSUMER SERVICES 123,264,503
DIVERSIFIED FINANCIALS - 7.8%
11,225,000 e Ally Financial, Inc 7.100 11/15/27 11,419,900
9,447,000 g Compass Group Diversified Holdings LLC 5.250 04/15/29 8,084,658
10,000,000 g Compass Group Diversified Holdings LLC 5.000 01/15/32 7,900,632
10,835,000 Ford Motor Credit Co LLC 2.300 02/10/25 9,891,055
10,000,000 Ford Motor Credit Co LLC 3.375 11/13/25 9,040,128
18,035,000 Ford Motor Credit Co LLC 4.950 05/28/27 16,824,851
2,000,000 Ford Motor Credit Co LLC 7.350 11/04/27 2,049,400
20,000,000 Ford Motor Credit Co LLC 5.113 05/03/29 18,110,900
3,650,000 General Motors Financial Co, Inc 5.700 N/A‡ 3,089,269
2,250,000 Icahn Enterprises LP 6.250 05/15/26 2,162,016
9,700,000 Icahn Enterprises LP 5.250 05/15/27 8,881,320
15,375,000 Icahn Enterprises LP 4.375 02/01/29 13,001,869
5,000,000 g LPL Holdings, Inc 4.000 03/15/29 4,350,500
11,800,000 g LPL Holdings, Inc 4.375 05/15/31 10,031,763
3,000,000 Navient Corp 6.125 03/25/24 2,938,858
5,000,000 Navient Corp 6.750 06/25/25 4,799,538
4,000,000 e Navient Corp 5.000 03/15/27 3,501,652
10,000,000 Navient Corp 4.875 03/15/28 8,224,174
5,330,000 Navient Corp 5.500 03/15/29 4,349,282
11,465,000 OneMain Finance Corp 3.500 01/15/27 9,492,676
15,650,000 OneMain Finance Corp 4.000 09/15/30 11,677,085
5,000,000 g Rocket Mortgage LLC 2.875 10/15/26 4,285,812
10,000,000 g Rocket Mortgage LLC 3.875 03/01/31 7,632,754
5,000,000 g Rocket Mortgage LLC 4.000 10/15/33 3,734,300
10,960,000 Springleaf Finance Corp 5.375 11/15/29 8,964,190
TOTAL DIVERSIFIED FINANCIALS 194,438,582
ENERGY - 13.8%
14,075,000 g Antero Midstream Partners LP 5.750 03/01/27 13,305,904
10,000,000 Apache Corp 5.100 09/01/40 8,287,125
9,550,000 g Archrock Partners LP 6.875 04/01/27 9,117,044
11,681,000 g Archrock Partners LP 6.250 04/01/28 10,688,256
5,200,000 g Ascent Resources Utica Holdings LLC 7.000 11/01/26 5,044,101
4,170,000 e,g Calumet Specialty Products Partners LP 8.125 01/15/27 3,898,950
569,010 o Cloud Peak Energy, Inc 12.000 05/01/25 525,395
5,700,000 g Crestwood Midstream Partners LP 5.625 05/01/27 5,301,000
11,800,000 g Crestwood Midstream Partners LP 6.000 02/01/29 10,826,626
11,775,000 g DT Midstream, Inc 4.125 06/15/29 10,116,020
7,975,000 g DT Midstream, Inc 4.375 06/15/31 6,690,227
2,932,000 g Energean Israel Finance Ltd 4.500 03/30/24 2,822,050
1,630,000 g Energean Israel Finance Ltd 4.875 03/30/26 1,495,036
5,800,000 g Energean Israel Finance Ltd 5.375 03/30/28 5,183,750
7,969,000 g Energean Israel Finance Ltd 5.875 03/30/31 6,942,991
10,000,000 Energy Transfer LP 6.500 N/A‡ 8,600,000
1,569,000 g EnLink Midstream LLC 5.625 01/15/28 1,494,470
5,210,000 EnLink Midstream LLC 5.375 06/01/29 4,820,699
5,880,000 e,g EnLink Midstream LLC 6.500 09/01/30 5,819,436
1,259,000 EnLink Midstream Partners LP 4.150 06/01/25 1,189,816

Portfolio of investments (unaudited)
High-Yield Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 5,000,000 EnLink Midstream Partners LP 4.850% 07/15/26 $ 4,700,140
1,615,000 g EQM Midstream Partners LP 6.000 07/01/25 1,558,470
1,365,000 g EQM Midstream Partners LP 7.500 06/01/27 1,336,690
7,200,000 g EQM Midstream Partners LP 6.500 07/01/27 6,881,400
4,250,000 g EQM Midstream Partners LP 4.500 01/15/29 3,569,690
5,125,000 g EQM Midstream Partners LP 4.750 01/15/31 4,189,687
17,500,000 EQT Midstream Partners LP 6.500 07/15/48 13,117,563
4,400,000 Genesis Energy LP 6.500 10/01/25 4,205,124
15,000,000 Genesis Energy LP 6.250 05/15/26 13,724,499
10,825,000 g Hess Midstream Operations LP 5.625 02/15/26 10,544,470
6,340,000 g Hilcorp Energy I LP 5.750 02/01/29 5,643,022
6,185,000 g Hilcorp Energy I LP 6.000 04/15/30 5,500,172
6,166,000 g Hilcorp Energy I LP 6.000 02/01/31 5,318,537
8,685,000 g Hilcorp Energy I LP 6.250 04/15/32 7,494,424
8,205,000 g Holly Energy Partners LP 6.375 04/15/27 8,061,346
5,295,000 g Kinetik Holdings LP 5.875 06/15/30 4,965,561
10,982,000 Murphy Oil Corp 5.875 12/01/27 10,567,869
8,750,000 g NGL Energy Operating LLC 7.500 02/01/26 7,790,924
17,875,000 Occidental Petroleum Corp 6.375 09/01/28 18,041,926
11,800,000 Occidental Petroleum Corp 8.875 07/15/30 13,322,253
10,000,000 Occidental Petroleum Corp 6.450 09/15/36 10,200,000
336,000 Occidental Petroleum Corp 6.200 03/15/40 328,808
516,000 Occidental Petroleum Corp 6.600 03/15/46 530,959
1,479,000 Occidental Petroleum Corp 4.400 04/15/46 1,155,129
6,658,000 g Parkland Corp 4.500 10/01/29 5,547,887
9,440,000 g Parkland Corp 4.625 05/01/30 7,811,600
5,900,000 SM Energy Co 6.750 09/15/26 5,728,015
7,500,000 SM Energy Co 6.625 01/15/27 7,224,150
4,527,000 Sunoco LP 4.500 05/15/29 3,959,767
18,000,000 USA Compression Partners LP 6.875 04/01/26 17,267,220
2,650,000 USA Compression Partners LP 6.875 09/01/27 2,477,751
8,575,000 Western Midstream Operating LP 4.550 02/01/30 7,485,289
2,000,000 Western Midstream Operating LP 5.500 02/01/50 1,647,600
TOTAL ENERGY 344,066,838
FOOD & STAPLES RETAILING - 0.8%
8,455,000 g Albertsons Cos LLC 5.875 02/15/28 8,038,000
4,045,000 g Albertsons Cos, Inc 4.625 01/15/27 3,757,279
10,665,000 g Performance Food Group, Inc 4.250 08/01/29 9,242,502
TOTAL FOOD & STAPLES RETAILING 21,037,781
FOOD, BEVERAGE & TOBACCO - 1.9%
13,325,000 g Chobani LLC 4.625 11/15/28 11,600,878
10,115,000 g Darling Ingredients, Inc 6.000 06/15/30 9,887,412
19,950,000 g Primo Water Holdings, Inc 4.375 04/30/29 17,228,651
10,000,000 g Triton Water Holdings, Inc 6.250 04/01/29 8,021,400
TOTAL FOOD, BEVERAGE & TOBACCO 46,738,341
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
2,500,000 g CHS/Community Health Systems, Inc 8.000 03/15/26 2,276,037
2,275,000 g CHS/Community Health Systems, Inc 5.625 03/15/27 1,950,722
3,850,000 e,g CHS/Community Health Systems, Inc 8.000 12/15/27 3,484,588
11,215,000 g CHS/Community Health Systems, Inc 5.250 05/15/30 8,456,527
9,025,000 g DaVita, Inc 4.625 06/01/30 7,259,951
1,540,000 g DaVita, Inc 3.750 02/15/31 1,149,379
8,100,000 Encompass Health Corp 4.500 02/01/28 7,358,040
5,000,000 Encompass Health Corp 4.625 04/01/31 4,297,584
15,000,000 g Global Medical Response, Inc 6.500 10/01/25 10,735,650
14,250,000 g MPH Acquisition Holdings LLC 5.500 09/01/28 11,116,425
11,895,000 g Owens & Minor, Inc 6.625 04/01/30 10,222,563

Portfolio of investments (unaudited)
High-Yield Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 7,500,000 e,g Tenet Healthcare Corp 4.625% 06/15/28 $ 6,710,558
17,050,000 e,g Tenet Healthcare Corp 6.125 10/01/28 15,265,206
5,000,000 g Tenet Healthcare Corp 4.250 06/01/29 4,331,500
28,000,000 g Tenet Healthcare Corp 4.375 01/15/30 24,235,820
TOTAL HEALTH CARE EQUIPMENT & SERVICES 118,850,550
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
14,200,000 g Coty, Inc 5.000 04/15/26 13,465,462
7,950,000 e,g Kronos Acquisition Holdings, Inc 7.000 12/31/27 6,538,875
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 20,004,337
INSURANCE - 1.6%
18,513,000 g Acrisure LLC 4.250 02/15/29 15,280,888
11,725,000 g Alliant Holdings Intermediate LLC 4.250 10/15/27 10,501,235
10,085,000 g AmWINS Group, Inc 4.875 06/30/29 8,553,560
5,995,000 g NFP Corp 7.500 10/01/30 5,637,600
TOTAL INSURANCE 39,973,283
MATERIALS - 10.0%
5,000,000 g Ardagh Metal Packaging Finance USA LLC 3.250 09/01/28 4,247,226
5,025,000 g Ardagh Metal Packaging Finance USA LLC 4.000 09/01/29 3,982,450
5,940,000 g Avient Corp 7.125 08/01/30 5,806,540
10,275,000 Ball Corp 6.875 03/15/28 10,554,172
28,500,000 Celanese US Holdings LLC 6.050 03/15/25 28,389,117
10,000,000 Celanese US Holdings LLC 6.330 07/15/29 9,716,414
3,250,000 Commercial Metals Co 4.125 01/15/30 2,875,784
7,110,000 Commercial Metals Co 4.375 03/15/32 6,185,177
9,325,000 e,g Constellium SE 3.750 04/15/29 7,575,979
10,000,000 g EverArc Escrow Sarl 5.000 10/30/29 8,200,000
3,000,000 g First Quantum Minerals Ltd 7.500 04/01/25 2,920,021
4,750,000 e,g First Quantum Minerals Ltd 6.875 03/01/26 4,498,353
2,500,000 g First Quantum Minerals Ltd 6.875 10/15/27 2,345,558
20,000,000 g FMG Resources August 2006 Pty Ltd 5.875 04/15/30 18,630,550
9,250,000 g James Hardie International Finance DAC 5.000 01/15/28 8,486,875
5,000,000 g LABL, Inc 6.750 07/15/26 4,712,969
10,500,000 g LABL, Inc 5.875 11/01/28 9,148,335
15,785,000 g Mineral Resources Ltd 8.000 11/01/27 16,140,478
5,000,000 Olin Corp 5.125 09/15/27 4,725,000
5,000,000 Olin Corp 5.625 08/01/29 4,750,000
8,195,000 Olin Corp 5.000 02/01/30 7,477,937
16,990,000 g Olympus Water US Holding Corp 4.250 10/01/28 13,793,393
15,110,000 g Pactiv Evergreen Group Issuer, Inc 4.375 09/30/28 13,499,274
6,975,000 g Standard Industries, Inc 5.000 02/15/27 6,436,063
15,690,000 g SunCoke Energy, Inc 4.875 06/30/29 13,468,100
7,000,000 g Trinseo Materials Operating S.C.A 5.375 09/01/25 5,757,500
7,000,000 e,g Trinseo Materials Operating S.C.A 5.125 04/01/29 4,534,040
13,112,000 g Tronox, Inc 4.625 03/15/29 10,899,350
12,155,000 g Unifrax Escrow Issuer Corp 5.250 09/30/28 9,780,724
TOTAL MATERIALS 249,537,379
MEDIA & ENTERTAINMENT - 10.1%
8,860,000 g Arches Buyer, Inc 4.250 06/01/28 6,929,418
12,375,000 g Cablevision Lightpath LLC 3.875 09/15/27 10,198,777
5,000,000 g CCO Holdings LLC 5.000 02/01/28 4,539,950
5,000,000 g CCO Holdings LLC 5.375 06/01/29 4,521,350
20,000,000 g CCO Holdings LLC 6.375 09/01/29 18,794,800
12,250,000 g CCO Holdings LLC 4.500 08/15/30 10,120,399
19,025,000 g CCO Holdings LLC 4.250 02/01/31 15,260,238
10,800,000 CCO Holdings LLC 4.500 05/01/32 8,596,800
8,175,000 e,g Cinemark USA, Inc 8.750 05/01/25 8,255,268

Portfolio of investments (unaudited)
High-Yield Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 6,615,000 e,g Cinemark USA, Inc 5.250% 07/15/28 $ 4,912,233
5,850,000 g CSC Holdings LLC 5.500 04/15/27 4,907,427
15,000,000 g CSC Holdings LLC 4.125 12/01/30 10,587,450
8,175,000 g Diamond Sports Group LLC 5.375 08/15/26 960,562
10,900,000 g DIRECTV Holdings LLC 5.875 08/15/27 9,751,794
9,400,000 DISH DBS Corp 7.375 07/01/28 6,650,500
10,000,000 g DISH Network Corp 11.750 11/15/27 10,299,000
6,900,000 g Gray Television, Inc 4.750 10/15/30 4,991,218
10,000,000 iHeartCommunications, Inc 6.375 05/01/26 9,200,000
11,375,000 Lamar Media Corp 4.875 01/15/29 10,444,261
14,650,000 g LCPR Senior Secured Financing DAC 5.125 07/15/29 12,136,180
9,117,000 g News Corp 3.875 05/15/29 7,907,995
790,000 g News Corp 5.125 02/15/32 718,900
16,108,000 g Rackspace Technology Global, Inc 3.500 02/15/28 9,360,681
4,000,000 g Sirius XM Radio, Inc 5.000 08/01/27 3,697,444
8,450,000 g Sirius XM Radio, Inc 4.000 07/15/28 7,354,035
12,000,000 g Univision Communications, Inc 4.500 05/01/29 10,035,120
1,485,000 g Univision Communications, Inc 7.375 06/30/30 1,419,214
10,000,000 g UPC Broadband Finco BV 4.875 07/15/31 8,317,950
17,325,000 g Virgin Media Secured Finance plc 5.500 05/15/29 15,519,389
20,400,000 g VZ Secured Financing BV 5.000 01/15/32 16,577,477
TOTAL MEDIA & ENTERTAINMENT 252,965,830
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
10,805,000 g Avantor Funding, Inc 4.625 07/15/28 9,817,855
9,350,000 g Bausch Health Cos, Inc 4.875 06/01/28 5,946,991
5,000,000 g Embecta Corp 5.000 02/15/30 4,231,250
6,605,000 g Embecta Corp 6.750 02/15/30 5,961,012
10,125,000 g Emergent BioSolutions, Inc 3.875 08/15/28 5,032,834
10,725,000 g Organon Finance  LLC 4.125 04/30/28 9,495,915
23,650,000 g Organon Finance  LLC 5.125 04/30/31 20,478,068
10,215,000 Teva Pharmaceutical Finance Netherlands III BV 4.750 05/09/27 9,233,336
5,000,000 e Teva Pharmaceutical Finance Netherlands III BV 5.125 05/09/29 4,452,736
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 74,649,997
REAL ESTATE - 3.1%
8,925,000 g Cushman & Wakefield US Borrower LLC 6.750 05/15/28 8,517,663
6,015,000 g HAT Holdings I LLC 3.375 06/15/26 5,225,832
4,776,000 g Howard Hughes Corp 4.125 02/01/29 3,999,900
5,099,000 g Howard Hughes Corp 4.375 02/01/31 4,125,442
12,000,000 g Hunt Cos, Inc 5.250 04/15/29 10,086,149
10,925,000 g Iron Mountain, Inc 4.875 09/15/27 10,046,630
8,472,000 Kennedy-Wilson, Inc 4.750 03/01/29 6,714,457
11,771,000 e Kennedy-Wilson, Inc 5.000 03/01/31 8,860,534
15,380,000 g Realogy Group LLC 5.250 04/15/30 11,219,864
5,000,000 g RLJ Lodging Trust LP 3.750 07/01/26 4,452,942
5,265,000 g RLJ Lodging Trust LP 4.000 09/15/29 4,268,154
TOTAL REAL ESTATE 77,517,567
RETAILING - 4.7%
10,700,000 g Academy Ltd 6.000 11/15/27 10,243,868
8,375,000 AmeriGas Partners LP 5.875 08/20/26 7,953,816
10,000,000 g Asbury Automotive Group, Inc 4.625 11/15/29 8,426,400
10,000,000 g Asbury Automotive Group, Inc 5.000 02/15/32 8,227,000
9,175,000 g Group 1 Automotive, Inc 4.000 08/15/28 7,765,997
10,000,000 Kohl's Corp 3.625 05/01/31 7,009,600
6,650,000 L Brands, Inc 5.250 02/01/28 6,175,522
7,250,000 g L Brands, Inc 6.625 10/01/30 6,803,422
11,335,000 g LCM Investments Holdings II LLC 4.875 05/01/29 9,076,939
2,445,000 e,g Macy's Retail Holdings LLC 5.875 04/01/29 2,164,810

Portfolio of investments (unaudited)
High-Yield Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
RETAILING—continued
$ 4,555,000 e,g Macy's Retail Holdings LLC 6.125% 03/15/32 $ 3,828,614
17,587,000 g Magic Mergeco, Inc 5.250 05/01/28 14,149,281
4,775,000 g Magic Mergeco, Inc 7.875 05/01/29 3,190,504
15,000,000 g Staples, Inc 7.500 04/15/26 12,910,200
9,836,000 g Superior Plus LP 4.500 03/15/29 8,409,780
TOTAL RETAILING 116,335,753
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
10,000,000 g Entegris Escrow Corp 4.750 04/15/29 9,119,373
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,119,373
SOFTWARE & SERVICES - 1.4%
3,375,000 g CA Magnum Holdings 5.375 10/31/26 3,075,395
6,810,000 g Fair Isaac Corp 4.000 06/15/28 6,180,116
9,672,000 e,g j2 Global, Inc 4.625 10/15/30 8,184,253
4,630,000 g NortonLifeLock, Inc 6.750 09/30/27 4,537,400
8,695,000 g Presidio Holdings, Inc 8.250 02/01/28 8,060,960
5,000,000 e,g Rocket Software, Inc 6.500 02/15/29 3,941,631
TOTAL SOFTWARE & SERVICES 33,979,755
TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
20,700,000 g Ahead DB Holdings LLC 6.625 05/01/28 16,637,625
38,520,000 g Imola Merger Corp 4.750 05/15/29 33,420,475
6,900,000 g Viasat, Inc 5.625 09/15/25 6,401,734
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 56,459,834
TELECOMMUNICATION SERVICES - 2.3%
10,000,000 g Altice France S.A. 5.125 07/15/29 7,497,432
4,160,000 g Altice France S.A. 5.500 10/15/29 3,172,125
9,125,000 g Cogent Communications Group, Inc 3.500 05/01/26 8,289,538
10,000,000 e,g Frontier Communications Holdings LLC 6.000 01/15/30 7,855,727
12,695,000 g Iliad Holding SASU 6.500 10/15/26 11,774,026
9,175,000 g Iliad Holding SASU 7.000 10/15/28 8,292,274
7,620,000 g MAXAR TECHNOLOGIES,Inc 7.750 06/15/27 7,911,334
2,000,000 g Vmed O2 UK Financing I plc 4.250 01/31/31 1,619,030
TOTAL TELECOMMUNICATION SERVICES 56,411,486
TRANSPORTATION - 1.9%
6,605,000 g Allegiant Travel Co 7.250 08/15/27 6,282,423
10,000,000 g American Airlines, Inc 5.500 04/20/26 9,616,465
2,500,000 g American Airlines, Inc 5.750 04/20/29 2,284,890
13,950,000 g Cargo Aircraft Management, Inc 4.750 02/01/28 12,661,159
3,115,000 g First Student Bidco, Inc 4.000 07/31/29 2,576,502
4,500,290 g Mileage Plus Holdings LLC 6.500 06/20/27 4,474,197
6,550,000 g United Airlines, Inc 4.375 04/15/26 6,071,365
3,550,000 g United Airlines, Inc 4.625 04/15/29 3,090,970
TOTAL TRANSPORTATION 47,057,971
UTILITIES - 3.0%
7,400,000 g Clearway Energy Operating LLC 4.750 03/15/28 6,829,798
5,000,000 g Clearway Energy Operating LLC 3.750 01/15/32 4,019,128
10,000,000 Edison International 5.375 N/A‡ 8,183,900
10,285,000 g Ferrellgas Escrow LLC 5.375 04/01/26 9,355,719
22,178,000 g Ferrellgas Escrow LLC 5.875 04/01/29 18,239,631
8,175,000 Suburban Propane Partners LP 5.875 03/01/27 7,767,892
1,800,000 g Suburban Propane Partners LP 5.000 06/01/31 1,529,969
10,000,000 g TerraForm Power Operating LLC 5.000 01/31/28 8,999,900

Portfolio of investments (unaudited)
High-Yield Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 12,480,000 g TerraForm Power Operating LLC 4.750% 01/15/30 $ 10,857,580
TOTAL UTILITIES 75,783,517
TOTAL CORPORATE BONDS 2,305,589,220
(Cost $2,611,432,494)
TOTAL BONDS 2,305,589,220
(Cost $2,611,432,494)
SHARES COMPANY
REFERENCERATE & SPREAD
COMMON STOCKS - 1.6%
DIVERSIFIED FINANCIALS - 1.6%
467,946 Invesco Senior Loan ETF 9,606,931
228,034 iShares iBoxx $ High Yield Corporate Bond ETF 16,790,144
142,606 SPDR Bloomberg Barclays High Yield Bond ETF 12,834,540
TOTAL DIVERSIFIED FINANCIALS 39,231,615
ENERGY - 0.0%
7,963 *,† Cloud Peak Energy, Inc 79
TOTAL ENERGY 79
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
22,082 *,† Bright Bidco BV 291,516
5,572 * Bright Bidco BV 103,956
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 395,472
TOTAL COMMON STOCKS 39,627,166
(Cost $40,780,662)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.9%
GOVERNMENT AGENCY DEBT - 1.0%
$ 10,000,000 Federal Farm Credit Bank (FFCB) 0.000 01/09/23 9,992,874
5,142,000 Federal Home Loan Bank (FHLB) 0.000 01/03/23 5,142,000
10,000,000 FHLB 0.000 02/10/23 9,952,515
TOTAL GOVERNMENT AGENCY DEBT 25,087,389
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.9%
96,945,734 c State Street Navigator Securities Lending Government
Money Market Portfolio
4.340 96,945,734
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 96,945,734
TOTAL SHORT-TERM INVESTMENTS 122,033,123
(Cost $122,031,242)
TOTAL INVESTMENTS - 103.1% 2,567,882,004
(Cost $2,881,871,239)
OTHER ASSETS & LIABILITIES, NET - (3.1)% (76,868,032)
NET ASSETS - 100.0% $ 2,491,013,972
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipts

Portfolio of investments (unaudited)
High-Yield Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
concluded
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $104,367,457.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond

Inflation-Linked Bond Fund December 31, 2022
Portfolio of investments (unaudited)

December 31, 2022 TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 100.0%
GOVERNMENT BONDS - 100 .0%
AGENCY SECURITIES - 0 .6%
$ 9,000,000 Federal National Mortgage Association (FNMA) 1 .625% 08/24/35 $ 6,254,837
1,304,891 HNA LLC 2 .369 09/18/27 1,221,129
7,665,000 Montefiore Medical Center 2 .895 04/20/32 6,973,799
2,302,631 Reliance Industries Ltd 2 .444 01/15/26 2,211,228
TOTAL AGENCY SECURITIES 16,660,993
MORTGAGE BACKED - 2 .1%
9,163,320 Government National Mortgage Association (GNMA) 3 .600 09/15/31 8,914,222
4,780,082 GNMA 3 .700 10/15/33 4,580,099
1,408,622 GNMA 3 .380 07/15/35 1,342,969
1,350,243 GNMA 3 .870 10/15/36 1,300,549
4,914,984 GNMA 3 .940 03/15/37 4,683,592
17,957,687 GNMA 1 .730 07/15/37 15,190,597
12,930,210 GNMA 1 .650 07/15/42 10,612,810
12,851,526 GNMA 2 .750 01/15/45 11,443,130
TOTAL MORTGAGE BACKED 58,067,968
U.S. TREASURY SECURITIES - 97 .3%
20,347,092 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 20,105,471
145,958,010 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 142,857,122
27,196,264 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 26,446,551
113,171,549 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 109,520,014
95,569,854 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 92,033,681
107,853,130 k United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 103,454,646
79,743,110 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 79,807,117
35,816,893 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 34,133,283
144,457,562 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 138,733,941
129,003,931 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 122,597,350
116,801,536 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 112,115,592
59,465,892 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 59,390,930
42,942,753 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 40,371,055
117,613,296 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 110,823,909
141,746,505 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 132,860,629
122,652,362 k United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 115,657,488
44,849,864 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 45,746,143
15,830,250 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 14,752,224
108,212,264 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 101,982,065
50,043,028 k United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 49,984,350
130,806,106 k United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 123,001,214
24,982,942 k United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 24,965,648
45,653,852 k United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 49,754,126
83,974,163 k United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 79,988,822
87,000,218 k United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 82,881,109
50,913,228 k United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 53,081,623
32,507,901 k United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 36,524,898
61,122,769 k United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 55,954,725
68,524,377 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 61,550,096
121,467,102 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 108,754,109
89,283,480 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 79,289,110
133,896,947 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 118,306,357
4,144,070 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 3,629,677
53,245,473 k United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 60,943,026
31,279,275 k United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 28,649,210
36,543,135 k United States Treasury Inflation Indexed Bonds 0 .125 02/15/52 23,636,319
25,000,000 United States Treasury Note 3 .875 12/31/27 24,855,469

Portfolio of investments (unaudited)
Inflation-Linked Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 10,000,000 United States Treasury Note 4 .125% 11/15/32 $ 10,204,687
TOTAL U.S. TREASURY SECURITIES 2,679,343,786
TOTAL GOVERNMENT BONDS 2,754,072,747
(Cost $2,970,530,268)
TOTAL BONDS 2,754,072,747
(Cost $2,970,530,268)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 1,232,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 1,232,000
5,000,000 Tennessee Valley Authority (TVA) 0 .000 01/04/23 4,999,406
TOTAL GOVERNMENT AGENCY DEBT 6,231,406
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
10,420 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340 10,420
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 10,420
TOTAL SHORT-TERM INVESTMENTS 6,241,826
(Cost $6,240,466)
TOTAL INVESTMENTS - 100.2% 2,760,314,573
(Cost $2,976,770,734)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (4,880,892)
NET ASSETS - 100.0% $ 2,755,433,681
c
Investments made with cash collateral received from securities on loan.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Short Duration Impact Bond Fund December 31, 2022
Portfolio of investments (unaudited)

December 31, 2022 TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 2.6%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .6%
$ 492,500 i LTR Intermediate Holdings, Inc LIBOR 12 M + 4.500% 8 .884% 05/05/28 $ 449,406
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 449,406
UTILITIES - 2 .0%
461,237 i Exgen Renewables IV LLC LIBOR 4 M + 2.500% 7 .240 12/15/27 457,538
995,000 i TerraForm Power Operating LLC SOFR 4M + 2.750% 7 .430 05/21/29 989,249
TOTAL UTILITIES 1,446,787
TOTAL BANK LOAN OBLIGATIONS 1,896,193
(Cost $1,928,689)
BONDS - 91.3%
CORPORATE BONDS - 15 .6%
AUTOMOBILES & COMPONENTS - 0 .7%
500,000 Magna International, Inc 3 .625 06/15/24 488,704
TOTAL AUTOMOBILES & COMPONENTS 488,704
BANKS - 3 .9%
500,000 i Citigroup, Inc LIBOR 3 M + 1.250% 6 .004 07/01/26 497,876
500,000 g Intesa Sanpaolo S.p.A 3 .375 01/12/23 499,753
250,000 Lloyds Banking Group plc 4 .500 11/04/24 243,966
250,000 National Bank of Canada 0 .550 11/15/24 239,276
250,000 NatWest Group plc 2 .359 05/22/24 246,420
300,000 g,i UBS AG. SOFR + 0.450% 4 .565 08/09/24 297,908
400,000 g USAA Capital Corp 1 .500 05/01/23 395,908
425,000 Wells Fargo & Co 4 .540 08/15/26 416,483
TOTAL BANKS 2,837,590
CAPITAL GOODS - 0 .3%
250,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 4 .715 03/11/24 249,118
TOTAL CAPITAL GOODS 249,118
CONSUMER SERVICES - 1 .5%
550,000 Nature Conservancy 0 .467 07/01/23 536,973
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 6 .766 02/01/24 259,760
300,000 Nature Conservancy 2 .668 03/01/26 283,296
TOTAL CONSUMER SERVICES 1,080,029
DIVERSIFIED FINANCIALS - 4 .4%
200,000 i AerCap Ireland Capital DAC SOFR + 0.680% 5 .003 09/29/23 196,338
250,000 BB Blue Financing DAC 4 .395 09/20/29 244,032
395,000 g Federation des Caisses Desjardins du Quebec 0 .450 10/07/23 381,262
250,000 Goldman Sachs Group, Inc 0 .855 02/12/26 226,056
500,000 Morgan Stanley 0 .791 01/22/25 473,025
260,000 g NongHyup Bank 1 .250 07/20/25 234,907
250,000 Reinvestment Fund, Inc 3 .477 02/15/23 248,885
250,000 Unilever Capital Corp 0 .626 08/12/24 234,162
250,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 234,439
250,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 230,006
250,000 g WLB Asset II D Pte Ltd 6 .500 12/21/26 248,356
250,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 243,994
TOTAL DIVERSIFIED FINANCIALS 3,195,462

Portfolio of investments (unaudited)
Short Duration Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY - 0 .3%
$ 250,000 g Aker BP ASA 2 .875% 01/15/26 $ 230,950
TOTAL ENERGY 230,950
REAL ESTATE - 0 .7%
300,000 Federal Realty Investment Trust 1 .250 02/15/26 264,217
250,000 g HAT Holdings I LLC 3 .375 06/15/26 217,200
TOTAL REAL ESTATE 481,417
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .3%
250,000 Apple, Inc 2 .850 02/23/23 249,312
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 249,312
TELECOMMUNICATION SERVICES - 0 .3%
250,000 i Verizon Communications, Inc SOFR + 0.790% 5 .113 03/20/26 243,702
TOTAL TELECOMMUNICATION SERVICES 243,702
UTILITIES - 3 .2%
500,000 Avangrid, Inc 3 .150 12/01/24 477,885
600,000 g Brooklyn Union Gas Co 4 .632 08/05/27 572,273
284,100 g India Cleantech Energy 4 .700 08/10/26 242,705
300,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 298,708
300,000 National Fuel Gas Co 5 .500 01/15/26 298,456
450,757 SCE Recovery Funding LLC 1 .977 11/15/28 410,211
TOTAL UTILITIES 2,300,238
TOTAL CORPORATE BONDS 11,356,522
(Cost $11,806,841)
GOVERNMENT BONDS - 61 .1%
AGENCY SECURITIES - 7 .2%
250,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 05/05/23 246,542
250,000 e FHLMC 1 .500 02/12/25 235,570
500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 488,275
726,458 Harar Leasing 2013 LLC 2 .582 07/02/25 694,904
790,530 Helios Leasing II LLC 2 .668 03/18/25 766,973
505,966 Lulwa Ltd 1 .831 03/26/25 485,701
201,048 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 180,336
440,801 Penta Aircraft Leasing LLC 1 .691 04/29/25 423,352
225,582 Purple Chen 2011 LLC 2 .735 08/01/23 223,901
471,348 Safina Ltd 2 .000 12/30/23 461,583
215,726 Thirax  LLC 0 .968 01/14/33 177,427
201,048 United States International Development Finance Corp 1 .050 10/15/29 175,385
250,000 US Department of Housing and Urban Development
(HUD)
2 .618 08/01/23 246,928
426,029 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 5 .154 06/26/24 425,364
TOTAL AGENCY SECURITIES 5,232,241
FOREIGN GOVERNMENT BONDS - 7 .1%
1,000,000 African Development Bank 0 .750 04/03/23 990,357
500,000 Council Of Europe Development Bank 3 .000 06/16/25 483,009
500,000 g European Stability Mechanism 1 .375 09/11/24 473,281
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,045,283
250,000 Inter-American Investment Corp 2 .625 04/22/25 239,409
250,000 International Bank for Reconstruction & Development 0 .625 04/22/25 229,338
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 218,985
500,000 g International Development Association 2 .750 04/24/23 497,000
250,000 i International Finance Corp SOFR + 0.090% 4 .414 04/03/24 249,814
250,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 236,436

Portfolio of investments (unaudited)
Short Duration Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 500,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750% 03/01/23 $ 498,750
TOTAL FOREIGN GOVERNMENT BONDS 5,161,662
MORTGAGE BACKED - 0 .1%
58,598 Federal National Mortgage Association (FNMA) 2 .500 10/01/36 53,763
30,682 Government National Mortgage Association (GNMA) 4 .000 12/20/44 29,513
TOTAL MORTGAGE BACKED 83,276
MUNICIPAL BONDS - 5 .3%
45,000 g California Municipal Finance Authority 4 .250 11/01/23 44,336
440,000 California Municipal Finance Authority 1 .622 08/15/25 402,853
200,000 City of Detroit MI 2 .189 04/01/24 191,754
500,000 City of Fort Wayne IN 10 .750 12/01/29 493,060
500,000 District of Columbia 3 .850 02/28/25 481,307
250,000 g Florida Development Finance Corp 7 .250 07/01/57 249,307
650,000 Morris County Improvement Authority 0 .468 06/15/23 638,750
430,000 New York State Energy Research & Development
Authority
4 .186 04/01/23 428,936
250,000 Pharr Economic Development Corp 3 .016 08/15/26 234,682
150,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 137,072
384,300 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 358,012
200,000 g Warm Springs Reservation Confederated Tribe 3 .050 11/01/24 192,930
TOTAL MUNICIPAL BONDS 3,852,999
U.S. TREASURY SECURITIES - 41 .4%
3,201,000 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/23 3,162,988
1,596,300 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 1,562,386
1,500,000 United States Treasury Note 2 .625 12/31/23 1,469,196
11,790,000 United States Treasury Note 4 .250 12/31/24 11,749,011
7,150,000 United States Treasury Note 4 .000 12/15/25 7,104,195
5,050,000 United States Treasury Note 3 .875 12/31/27 5,020,805
TOTAL U.S. TREASURY SECURITIES 30,068,581
TOTAL GOVERNMENT BONDS 44,398,759
(Cost $44,941,360)
STRUCTURED ASSETS - 14 .6%
ASSET BACKED - 7 .8%
446,678 Delta Air Lines Pass Through Trust 4 .250 07/30/23 437,849
Series - 2015 1 (Class B)
351,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 342,106
Series - 2019 1 (Class AA)
212,629 Delta Air Lines Pass Through Trust 2 .000 06/10/28 181,065
Series - 2020 1 (Class AA)
232,231 Delta Air Lines Pass Through Trust 2 .500 06/10/28 197,205
Series - 2020 1 (Class A)
292,228 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 222,637
Series - 2021 4GS (Class A)
252,774 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 177,965
Series - 2021 5CS (Class B)
112,701 g HERO Funding Trust 4 .050 09/20/41 107,082
Series - 2016 1A (Class A)
169,552 g HERO Funding Trust 3 .910 09/20/42 159,637
Series - 2016 3A (Class A2)
124,955 g HERO Funding Trust 2 .720 09/20/57 109,397
Series - 2020 1A (Class A)
128,083 g Mosaic Solar Loan Trust 2 .100 04/20/46 111,184
Series - 2020 1A (Class A)
288,460 g Mosaic Solar Loan Trust 1 .440 08/20/46 240,634
Series - 2020 2A (Class A)

Portfolio of investments (unaudited)
Short Duration Impact Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 340,961 g Mosaic Solar Loan Trust 1 .440% 06/20/52 $ 268,847
Series - 2021 3A (Class A)
250,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 210,559
Series - 2021 3A (Class C)
29,374 g Renew 3 .670 09/20/52 26,559
Series - 2017 1A (Class A)
210,978 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 172,079
Series - 2021 C (Class A)
273,658 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 234,375
Series - 2022 A (Class A)
457,726 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 402,709
Series - 2019 2 (Class A)
363,751 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 321,745
Series - 2019 1A (Class A)
304,475 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 237,473
Series - 2021 2A (Class A)
250,000 g Tesla Auto Lease Trust 2 .330 02/20/24 247,331
Series - 2020 A (Class D)
263,000 g Tesla Auto Lease Trust 0 .560 03/20/25 254,958
Series - 2021 A (Class A3)
600,000 g Tesla Auto Lease Trust 0 .600 09/22/25 565,330
Series - 2021 B (Class A3)
27,175 Toyota Auto Receivables Owner Trust 0 .140 01/16/24 27,127
Series - 2021 B (Class A2)
474,782 g Vivint Colar Financing V LLC 7 .370 04/30/48 435,531
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 5,691,384
OTHER MORTGAGE BACKED - 6 .8%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 6 .568 04/15/34 214,152
Series - 2021 ACEN (Class C)
250,000 g BX Trust 6 .300 10/13/27 246,213
Series - 2022 CLS (Class B)
250,000 g,i BX TRUST 5 .826 01/17/39 238,960
Series - 2022 AHP (Class AS)
250,000 g,i BX TRUST 6 .426 01/17/39 237,539
Series - 2022 AHP (Class C)
250,000 g,i Cityline Commercial Mortgage Trust 2 .778 11/10/31 240,830
Series - 2016 CLNE (Class A)
50,000 g,i Connecticut Avenue Securities Trust 7 .428 03/25/42 50,695
Series - 2022 R03 (Class 1M2)
27,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 7 .528 07/25/42 26,819
Series - 2022 R08 (Class 1M2)
250,000 g,i DBUBS Mortgage Trust 3 .530 10/10/34 223,765
Series - 2017 BRBK (Class D)
134,722 GS Mortgage Securities Trust 2 .922 05/10/49 129,145
Series - 2016 GS2 (Class AAB)
250,000 g,i MAD Mortgage Trust 3 .188 08/15/34 233,416
Series - 2017 330M (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 5 .818 07/15/36 239,456
Series - 2019 MILE (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.800% 6 .118 07/15/36 230,118
Series - 2019 MILE (Class B)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 6 .518 07/15/36 227,487
Series - 2019 MILE (Class C)
250,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 4.250% 8 .568 07/15/36 223,070
Series - 2019 MILE (Class F)
15,421 g,i OBX Trust LIBOR 1 M + 0.650% 5 .039 06/25/57 14,573
Series - 2018 1 (Class A2)

Portfolio of investments (unaudited)
Short Duration Impact Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
concluded
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 250,000 g One Market Plaza Trust 3 .614% 02/10/32 $ 240,660
Series - 2017 1MKT (Class A)
250,000 g One Market Plaza Trust 3 .845 02/10/32 237,827
Series - 2017 1MKT (Class B)
27,382,754 g,i SLG Office Trust 0 .258 07/15/41 440,002
Series - 2021 OVA (Class X)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 5 .575 11/15/36 479,693
Series - 2021 LIH (Class AS)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 5 .974 11/15/36 476,613
Series - 2021 LIH (Class B)
270,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 6 .273 11/15/36 254,939
Series - 2021 LIH (Class C)
TOTAL OTHER MORTGAGE BACKED 4,905,972
TOTAL STRUCTURED ASSETS 10,597,356
(Cost $11,601,146)
TOTAL BONDS 66,352,637
(Cost $68,349,347)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 22.6%
REPURCHASE AGREEMENT - 18 .8%
$ 13,700,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 13,700,000
TOTAL REPURCHASE AGREEMENT 13,700,000
TREASURY DEBT - 3 .4%
2,500,000 e United States Treasury Bill 0 .000 06/22/23 2,446,509
TOTAL TREASURY DEBT 2,446,509
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .4%
239,001 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340 239,001
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 239,001
TOTAL SHORT-TERM INVESTMENTS 16,385,510
(Cost $16,385,430)
TOTAL INVESTMENTS - 116.5% 84,634,340
(Cost $86,663,466)
OTHER ASSETS & LIABILITIES, NET - (16.5)% (11,991,903)
NET ASSETS - 100.0% $ 72,642,437
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,653,845.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $13,700,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 0.875% and maturity date 1/15/29, valued at $13,974,064.

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 2.4%
CAPITAL GOODS - 0 .0%
$ 677,250 i American Builders & Contractors Supply Co, Inc LIBOR 12 M + 2.000% 6 .384% 01/15/27 $ 672,777
104,731 h,i Gardner Denver, Inc SOFR 12M + 1.750% 6 .173 03/01/27 104,033
TOTAL CAPITAL GOODS 776,810
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
985,000 i AECOM LIBOR 12 M + 1.750% 6 .134 04/13/28 985,246
1,984,810 i GFL Environmental, Inc LIBOR 4 M + 3.000% 7 .415 05/30/25 1,987,976
895,000 h,i Ingersoll-Rand Services Co SOFR 12M + 1.750% 6 .173 03/01/27 889,035
1,710,087 i Prime Security Services Borrower LLC LIBOR 4 M + 2.750% 6 .505 09/23/26 1,697,261
1,000,000 h,i Trans Union LLC LIBOR 12 M + 2.250% 6 .634 12/01/28 991,875
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 6,551,393
CONSUMER SERVICES - 0 .3%
1,469,697 i 1011778 BC ULC LIBOR 4 M + 1.750% 6 .165 11/19/26 1,447,255
1,943,891 i Hilton Worldwide Finance LLC SOFR 12M + 1.750% 6 .173 06/22/26 1,940,130
798,391 i KFC Holding Co LIBOR 12 M + 1.750% 6 .089 03/15/28 789,409
1,430,000 i Wyndham Hotels & Resorts, Inc LIBOR 12 M + 1.750% 6 .134 05/30/25 1,430,357
TOTAL CONSUMER SERVICES 5,607,151
FOOD & STAPLES RETAILING - 0 .0%
881,092 i US Foods, Inc LIBOR 12 M + 2.750% 7 .134 11/22/28 878,506
TOTAL FOOD & STAPLES RETAILING 878,506
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
2,407,782 i Energizer Holdings, Inc LIBOR 12 M + 2.250% 6 .625 12/22/27 2,368,655
985,000 i Spectrum Brands, Inc LIBOR 4 M + 2.000% 6 .420 03/03/28 970,225
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 3,338,880
MATERIALS - 0 .1%
1,765,648 i Berry Global, Inc LIBOR 12 M + 1.750% 6 .024 07/01/26 1,754,816
TOTAL MATERIALS 1,754,816
MEDIA & ENTERTAINMENT - 0 .2%
1,358,369 i CSC Holdings LLC LIBOR 12 M + 2.250% 6 .568 07/17/25 1,288,413
1,351,600 i Nascar Holdings, Inc LIBOR 12 M + 2.500% 6 .884 10/19/26 1,350,228
1,290,299 i Outfront Media Capital LLC LIBOR 12 M + 1.750% 6 .134 11/18/26 1,246,351
TOTAL MEDIA & ENTERTAINMENT 3,884,992
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .4%
2,000,000 h,i Avantor, Inc LIBOR 12 M + 2.250% 6 .634 11/08/27 1,993,750
1,000,000 i Horizon Therapeutics USA, Inc LIBOR 12 M + 2.000% 6 .438 05/22/26 1,000,625
2,237,345 i Jazz Financing Lux Sarl LIBOR 12 M + 3.500% 7 .884 05/05/28 2,221,090
2,413,570 i Organon & Co LIBOR 4 M + 3.000% 7 .750 06/02/28 2,396,120
1,000,000 h,i Prestige Brands, Inc LIBOR 12 M + 2.000% 6 .384 07/03/28 998,595
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,610,180
RETAILING - 0 .2%
2,992,500 i FLUTTER FINANCING BV SOFR 4M + 3.250% 7 .043 07/22/28 2,983,777
TOTAL RETAILING 2,983,777
SOFTWARE & SERVICES - 0 .4%
1,389,098 i IQVIA, Inc LIBOR 12 M + 1.750% 6 .134 01/17/25 1,387,945
2,000,000 i NortonLifeLock, Inc SOFR 12M + 2.000% 6 .423 09/12/29 1,970,420
1,848,021 i Open Text Corp LIBOR 12 M + 1.750% 6 .134 05/30/25 1,812,604
364,123 i SS&C Technologies, Inc LIBOR 1 M + 1.750% 6 .134 04/16/25 358,661
447,891 i SS&C Technologies, Inc LIBOR 12 M + 1.750% 6 .134 04/16/25 441,172
384,769 i SS&C Technologies, Inc SOFR 12M + 2.250% 6 .673 03/22/29 378,638

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 579,758 i SS&C Technologies, Inc SOFR 12M + 2.250% 6 .673% 03/22/29 $ 570,520
TOTAL SOFTWARE & SERVICES 6,919,960
TRANSPORTATION - 0 .2%
1,790,444 i Avis Budget Car Rental LLC LIBOR 12 M + 1.750% 6 .140 08/06/27 1,740,276
1,488,750 i Avis Budget Car Rental LLC SOFR + 3.500% 7 .923 03/15/29 1,470,148
TOTAL TRANSPORTATION 3,210,424
UTILITIES - 0 .1%
1,496,222 i Core & Main LP LIBOR 4 M + 2.500% 7 .416 07/27/28 1,481,259
TOTAL UTILITIES 1,481,259
TOTAL BANK LOAN OBLIGATIONS 45,998,148
(Cost $46,173,365)
BONDS - 96.2%
CORPORATE BONDS - 32 .2%
AUTOMOBILES & COMPONENTS - 0 .2%
2,725,000 g Denso Corp 1 .239 09/16/26 2,367,606
2,250,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 2,057,080
TOTAL AUTOMOBILES & COMPONENTS 4,424,686
BANKS - 10 .0%
2,100,000 g Banco de Credito del Peru 2 .700 01/11/25 1,987,713
2,375,000 g Banco del Estado de Chile 2 .704 01/09/25 2,238,135
2,855,000 g Banco do Brasil S.A. 3 .250 09/30/26 2,628,199
2,000,000 g Banco Santander Chile 2 .700 01/10/25 1,897,214
2,000,000 g Banco Santander Mexico S.A. Institucion de Banca
Multiple Grupo Financiero Santand
5 .375 04/17/25 1,979,000
5,000,000 Banco Santander S.A. 3 .496 03/24/25 4,814,695
5,125,000 Bancolombia S.A. 3 .000 01/29/25 4,854,511
5,000,000 Bank of America Corp 0 .976 04/22/25 4,687,770
8,000,000 Bank of America Corp 0 .981 09/25/25 7,363,006
20,000,000 Bank of America Corp 3 .384 04/02/26 19,100,775
5,000,000 Bank of America Corp 4 .827 07/22/26 4,941,574
500,000 Citigroup, Inc 0 .776 10/30/24 479,079
23,600,000 Citigroup, Inc 0 .981 05/01/25 22,100,002
2,500,000 Citigroup, Inc 1 .281 11/03/25 2,303,590
15,000,000 Citigroup, Inc 5 .610 09/29/26 15,064,155
5,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 4,767,431
1,775,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,771,896
650,000 Discover Bank 3 .350 02/06/23 648,798
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,218,580
1,445,000 JPMorgan Chase & Co 3 .200 01/25/23 1,443,886
5,000,000 JPMorgan Chase & Co 4 .023 12/05/24 4,925,415
725,000 JPMorgan Chase & Co 0 .563 02/16/25 683,733
20,000,000 JPMorgan Chase & Co 0 .824 06/01/25 18,642,977
14,000,000 JPMorgan Chase & Co 4 .080 04/26/26 13,592,908
5,000,000 Mitsubishi UFJ Financial Group, Inc 0 .848 09/15/24 4,825,610
5,000,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 4,964,348
2,875,000 National Bank of Canada 0 .550 11/15/24 2,751,675
1,625,000 NatWest Group plc 2 .359 05/22/24 1,601,727
5,000,000 g Skandinaviska Enskilda Banken AB 0 .550 09/01/23 4,846,593
5,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 4,759,903
2,100,000 g Svenska Handelsbanken AB 0 .625 06/30/23 2,054,153
3,000,000 Toronto-Dominion Bank 0 .750 06/12/23 2,945,982
5,000,000 Toronto-Dominion Bank 0 .450 09/11/23 4,847,011
3,000,000 Toronto-Dominion Bank 3 .766 06/06/25 2,911,353

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,680,000 Truist Financial Corp 3 .750% 12/06/23 $ 1,662,128
5,000,000 g UBS AG. 0 .450 02/09/24 4,737,613
2,000,000 g United Overseas Bank Ltd 3 .059 04/07/25 1,920,887
4,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 3,594,361
TOTAL BANKS 192,558,386
CAPITAL GOODS - 0 .9%
3,721,000 Air Lease Corp 2 .250 01/15/23 3,717,461
2,000,000 g BOC Aviation Ltd 3 .500 10/10/24 1,929,540
5,000,000 Boeing Co 1 .433 02/04/24 4,791,536
2,500,000 g DAE Funding LLC 2 .625 03/20/25 2,334,550
1,875,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,812,854
272,000 Raytheon Technologies Corp 3 .650 08/16/23 269,710
3,000,000 g TSMC Global Ltd 0 .750 09/28/25 2,707,949
TOTAL CAPITAL GOODS 17,563,600
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
2,000,000 ADT Corp 4 .125 06/15/23 1,980,110
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,980,110
CONSUMER DURABLES & APPAREL - 0 .1%
1,455,000 Lennar Corp 4 .875 12/15/23 1,448,075
480,000 Newell Brands, Inc 6 .375 09/15/27 476,400
TOTAL CONSUMER DURABLES & APPAREL 1,924,475
CONSUMER SERVICES - 0 .1%
1,475,000 Hyatt Hotels Corp 1 .300 10/01/23 1,433,781
TOTAL CONSUMER SERVICES 1,433,781
DIVERSIFIED FINANCIALS - 6 .8%
7,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 6,766,601
15,000,000 AerCap Ireland Capital DAC 1 .650 10/29/24 13,836,004
2,000,000 g AIG Global Funding 0 .800 07/07/23 1,955,705
5,500,000 American Express Co 3 .375 05/03/24 5,388,014
3,000,000 American Honda Finance Corp 0 .875 07/07/23 2,938,946
5,000,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 4,543,750
4,000,000 Capital One Bank USA NA 3 .375 02/15/23 3,993,003
7,000,000 Capital One Financial Corp 4 .166 05/09/25 6,837,554
5,000,000 Credit Suisse AG. 0 .495 02/02/24 4,623,772
2,950,000 Deutsche Bank AG. 0 .898 05/28/24 2,758,374
10,000,000 g Federation des Caisses Desjardins du Quebec 0 .700 05/21/24 9,367,359
5,000,000 General Motors Financial Co, Inc 1 .700 08/18/23 4,885,300
3,910,000 General Motors Financial Co, Inc 3 .950 04/13/24 3,832,952
4,000,000 General Motors Financial Co, Inc 1 .200 10/15/24 3,703,067
5,000,000 Goldman Sachs Group, Inc 0 .673 03/08/24 4,946,129
5,000,000 Goldman Sachs Group, Inc 0 .657 09/10/24 4,810,182
14,450,000 Goldman Sachs Group, Inc 5 .700 11/01/24 14,621,982
4,000,000 Morgan Stanley 3 .620 04/17/25 3,903,212
5,000,000 Morgan Stanley 0 .790 05/30/25 4,648,469
5,000,000 Morgan Stanley 1 .164 10/21/25 4,602,559
4,000,000 Morgan Stanley 4 .679 07/17/26 3,931,422
2,775,000 Morgan Stanley 1 .512 07/20/27 2,408,112
2,700,000 g NatWest Markets plc 0 .800 08/12/24 2,501,483
4,500,000 Toyota Motor Credit Corp 0 .500 08/14/23 4,378,403
4,725,000 g UBS Group AG 1 .008 07/30/24 4,594,336
TOTAL DIVERSIFIED FINANCIALS 130,776,690
ENERGY - 2 .2%
3,000,000 Canadian Natural Resources Ltd 2 .050 07/15/25 2,791,008
5,000,000 Enbridge, Inc 0 .550 10/04/23 4,833,931

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 4,775,000 Enbridge, Inc 2 .500% 02/14/25 $ 4,504,637
2,230,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,146,375
5,000,000 Energy Transfer Operating LP 4 .500 04/15/24 4,928,821
3,000,000 Energy Transfer Operating LP 2 .900 05/15/25 2,825,235
3,500,000 g Leviathan Bond Ltd 5 .750 06/30/23 3,486,924
4,000,000 Marathon Petroleum Corp 4 .700 05/01/25 3,938,838
2,000,000 Petroleos Mexicanos 3 .500 01/30/23 1,990,000
347,500 Petroleos Mexicanos 2 .378 04/15/25 335,812
1,000,000 Petroleos Mexicanos 4 .500 01/23/26 901,250
1,350,000 Phillips 66 0 .900 02/15/24 1,290,220
5,000,000 g Saudi Arabian Oil Co 2 .875 04/16/24 4,843,750
5,000,000 TransCanada PipeLines Ltd 1 .000 10/12/24 4,627,624
TOTAL ENERGY 43,444,425
FOOD & STAPLES RETAILING - 0 .2%
5,000,000 Walmart, Inc 3 .900 09/09/25 4,923,943
TOTAL FOOD & STAPLES RETAILING 4,923,943
FOOD, BEVERAGE & TOBACCO - 0 .4%
1,850,000 BAT Capital Corp 3 .222 08/15/24 1,781,341
3,000,000 Constellation Brands, Inc 3 .600 05/09/24 2,940,767
3,775,000 General Mills, Inc 5 .241 11/18/25 3,784,399
TOTAL FOOD, BEVERAGE & TOBACCO 8,506,507
HEALTH CARE EQUIPMENT & SERVICES - 1 .2%
3,250,000 DH Europe Finance II Sarl 2 .200 11/15/24 3,096,631
10,000,000 HCA, Inc 5 .375 02/01/25 9,987,893
3,300,000 Humana, Inc 0 .650 08/03/23 3,214,892
5,000,000 e PerkinElmer, Inc 0 .550 09/15/23 4,843,314
2,000,000 Tenet Healthcare Corp 4 .625 07/15/24 1,950,514
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,093,244
INSURANCE - 0 .7%
3,000,000 g MassMutual Global Funding II 0 .850 06/09/23 2,944,660
3,000,000 g Principal Life Global Funding II 0 .750 04/12/24 2,833,656
2,500,000 Principal Life Global Funding II 0 .875 01/12/26 2,201,687
5,000,000 g Protective Life Global Funding 0 .473 01/12/24 4,757,807
TOTAL INSURANCE 12,737,810
MATERIALS - 1 .2%
6,250,000 Berry Global, Inc 0 .950 02/15/24 5,921,311
1,200,000 g Freeport Indonesia PT 4 .763 04/14/27 1,152,000
4,725,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 4,081,219
3,000,000 g POSCO 4 .375 08/04/25 2,903,517
1,550,000 g SABIC Capital II BV 4 .000 10/10/23 1,534,409
3,000,000 Sherwin-Williams Co 4 .050 08/08/24 2,954,514
2,000,000 Westlake Chemical Corp 0 .875 08/15/24 1,857,030
3,000,000 WRKCo, Inc 3 .000 09/15/24 2,867,038
TOTAL MATERIALS 23,271,038
MEDIA & ENTERTAINMENT - 1 .8%
2,000,000 g CCO Holdings LLC 5 .125 05/01/27 1,864,140
10,000,000 Charter Communications Operating LLC 4 .908 07/23/25 9,801,010
10,000,000 Comcast Corp 5 .250 11/07/25 10,131,024
6,875,000 g Magallanes, Inc 3 .638 03/15/25 6,537,866
3,400,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,233,298
3,000,000 Take-Two Interactive Software, Inc 3 .300 03/28/24 2,929,845
TOTAL MEDIA & ENTERTAINMENT 34,497,183

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .5%
$ 4,450,000 AbbVie, Inc 3 .800% 03/15/25 $ 4,337,013
1,668,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 1,654,606
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 944,575
3,000,000 Zoetis, Inc 5 .400 11/14/25 3,059,933
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,996,127
REAL ESTATE - 1 .6%
2,000,000 American Tower Corp 3 .375 05/15/24 1,946,196
1,450,000 AvalonBay Communities, Inc 3 .500 11/15/24 1,410,978
2,600,000 Boston Properties LP 3 .125 09/01/23 2,559,375
1,044,000 Brandywine Operating Partnership LP 4 .100 10/01/24 993,381
3,000,000 Brixmor Operating Partnership LP 3 .650 06/15/24 2,907,619
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,895,521
410,000 Federal Realty Investment Trust 3 .950 01/15/24 404,664
1,665,000 g SBA Tower Trust 2 .836 01/15/25 1,569,291
13,365,000 g SBA Tower Trust 1 .884 01/15/26 11,754,227
2,500,000 g SBA Tower Trust 1 .631 11/15/26 2,123,195
TOTAL REAL ESTATE 30,564,447
RETAILING - 0 .7%
1,150,000 Genuine Parts Co 1 .750 02/01/25 1,073,728
5,000,000 GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 4,754,973
2,150,000 g Kia Corp 1 .000 04/16/24 2,023,685
1,335,000 g Kia Corp 2 .375 02/14/25 1,238,529
3,000,000 g Prosus NV 3 .257 01/19/27 2,681,871
1,600,000 g Volkswagen Group of America Finance LLC 3 .125 05/12/23 1,587,218
TOTAL RETAILING 13,360,004
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
5,000,000 NVIDIA Corp 0 .584 06/14/24 4,717,713
3,000,000 e,g SK Hynix, Inc 1 .500 01/19/26 2,599,821
1,075,000 TSMC Arizona Corp 1 .750 10/25/26 959,033
1,325,000 TSMC Arizona Corp 3 .875 04/22/27 1,273,741
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,550,308
SOFTWARE & SERVICES - 0 .8%
5,000,000 Adobe, Inc 1 .900 02/01/25 4,723,403
5,000,000 Fidelity National Information Services, Inc 0 .600 03/01/24 4,731,102
2,100,000 g HCL America, Inc 1 .375 03/10/26 1,856,842
925,000 g NortonLifeLock, Inc 6 .750 09/30/27 906,500
3,100,000 Oracle Corp 5 .800 11/10/25 3,169,394
TOTAL SOFTWARE & SERVICES 15,387,241
TELECOMMUNICATION SERVICES - 0 .4%
2,400,000 g KT Corp 4 .000 08/08/25 2,334,787
5,000,000 T-Mobile USA, Inc 3 .500 04/15/25 4,808,526
TOTAL TELECOMMUNICATION SERVICES 7,143,313
TRANSPORTATION - 0 .4%
5,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 4,660,506
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,649,724
TOTAL TRANSPORTATION 7,310,230
UTILITIES - 1 .4%
3,000,000 Atmos Energy Corp 0 .625 03/09/23 2,977,931
3,225,000 Consumers Energy Co 0 .350 06/01/23 3,165,311
3,000,000 Dominion Energy, Inc 3 .300 03/15/25 2,878,811
5,000,000 NextEra Energy Capital Holdings, Inc 0 .650 03/01/23 4,965,763
5,750,000 NextEra Energy Capital Holdings, Inc 4 .200 06/20/24 5,674,212
3,000,000 Nutrien Ltd 5 .900 11/07/24 3,037,702

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 3,000,000 g Tengizchevroil Finance Co International Ltd 2 .625% 08/15/25 $ 2,565,720
2,020,000 WEC Energy Group, Inc 0 .550 09/15/23 1,958,480
TOTAL UTILITIES 27,223,930
TOTAL CORPORATE BONDS 621,671,478
(Cost $648,900,391)
GOVERNMENT BONDS - 41 .0%
AGENCY SECURITIES - 1 .0%
1,995,000 Montefiore Medical Center 2 .152 10/20/26 1,825,283
5,900,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 5,552,608
3,684,210 Reliance Industries Ltd 1 .870 01/15/26 3,505,173
3,500,000 Reliance Industries Ltd 2 .060 01/15/26 3,340,023
4,605,263 Reliance Industries Ltd 2 .444 01/15/26 4,422,455
TOTAL AGENCY SECURITIES 18,645,542
FOREIGN GOVERNMENT BONDS - 8 .2%
1,450,000 g African Export-Import Bank 2 .634 05/17/26 1,304,413
3,325,000 g Arab Petroleum Investments Corp 4 .125 09/18/23 3,297,169
5,000,000 g BNG Bank NV 3 .500 08/26/24 4,898,128
3,000,000 g BNG Bank NV 0 .875 05/18/26 2,663,708
3,250,000 Brazilian Government International Bond 2 .625 01/05/23 3,250,000
2,500,000 Brazilian Government International Bond 2 .875 06/06/25 2,359,852
5,000,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 4,480,100
10,000,000 g CDP Financial, Inc 0 .875 06/10/25 9,140,502
2,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 2,373,137
1,725,000 g Egypt Government International Bond 5 .577 02/21/23 1,711,535
1,500,000 g Egypt Government International Bond 4 .550 11/20/23 1,449,259
3,200,000 Export-Import Bank of India 4 .000 01/14/23 3,198,724
1,000,050 g Honduras Government International Bond 7 .500 03/15/24 992,050
8,900,000 g International Development Association 2 .750 04/24/23 8,846,593
6,100,000 Japan Bank for International Cooperation 1 .750 01/23/23 6,090,545
6,650,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 6,560,291
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,524,377
10,000,000 g Kommunalbanken AS. 0 .375 09/11/25 8,965,519
1,200,000 g Kommuninvest I Sverige AB 2 .875 07/03/24 1,166,452
3,000,000 g Korea Electric Power Corp 3 .625 06/14/25 2,869,890
2,800,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,465,941
12,000,000 i Kreditanstalt fuer Wiederaufbau SOFR + 1.000% 5 .103 02/12/24 12,118,666
10,000,000 Mexico Government International Bond 2 .659 05/24/31 8,065,287
3,000,000 g Morocco Government International Bond 2 .375 12/15/27 2,607,459
5,950,000 g OMERS Finance Trust 2 .500 05/02/24 5,752,268
5,000,000 g Ontario Teachers' Finance Trust 1 .625 09/12/24 4,737,014
5,000,000 g Perusahaan Penerbit SBSN Indonesia III 3 .750 03/01/23 4,987,500
3,400,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 3,357,500
5,400,000 Province of British Columbia Canada 1 .300 01/29/31 4,284,527
5,000,000 Province of Quebec Canada 1 .900 04/21/31 4,145,650
3,000,000 g Qatar Government International Bond 3 .375 03/14/24 2,937,940
4,000,000 g Qatar Government International Bond 4 .000 03/14/29 3,941,069
6,800,000 Republic of Italy Government International Bond 2 .375 10/17/24 6,396,522
1,500,000 g Republic of Paraguay Government International Bond 4 .625 01/25/23 1,487,640
2,000,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 1,954,340
5,200,000 g Saudi Government International Bond 3 .250 10/26/26 4,968,479
1,540,000 Svensk Exportkredit AB 1 .750 12/12/23 1,495,823
5,000,000 Svensk Exportkredit AB 0 .500 08/26/25 4,497,000
TOTAL FOREIGN GOVERNMENT BONDS 157,342,869
MORTGAGE BACKED - 5 .3%
285,000 g,i Connecticut Avenue Securities Trust 5 .828 12/25/41 271,064
4,490,000 g,i Connecticut Avenue Securities Trust 7 .028 03/25/42 4,479,518

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 6,000,000 g,i Connecticut Avenue Securities Trust 8 .594% 06/25/42 $ 6,297,911
6,225,000 g,i Freddie Mac STACR REMIC Trust 6 .178 08/25/33 6,100,457
9,660,000 g,i Freddie Mac STACR REMIC Trust 5 .428 10/25/41 9,188,780
13,302,803 g,i Freddie Mac STACR REMIC Trust 4 .928 01/25/42 12,968,171
20,000,000 g,i Freddie Mac STACR REMIC Trust 7 .278 05/25/42 20,134,570
1,175,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 7 .928 07/25/42 1,185,944
7,153,694 Government National Mortgage Association (GNMA) 2 .000 05/15/31 6,374,890
17,957,687 GNMA 1 .730 07/15/37 15,190,597
20,819,757 GNMA 4 .250 09/15/38 20,563,061
TOTAL MORTGAGE BACKED 102,754,963
MUNICIPAL BONDS - 0 .8%
11,755,000 City of New York NY 2 .280 08/01/25 11,042,546
6,000,000 Massachusetts Water Resources Authority 3 .104 08/01/39 4,609,592
TOTAL MUNICIPAL BONDS 15,652,138
U.S. TREASURY SECURITIES - 25 .7%
48,208,260 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 47,184,072
45,486,210 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 44,232,302
13,804,010 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 13,358,617
29,034,750 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 27,960,437
25,522,100 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 25,489,927
30,677,940 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 28,840,741
3,271,350 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 3,066,274
36,463,513 k United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 36,420,757
40,000,000 United States Treasury Note 0 .125 07/15/23 39,028,125
25,000,000 United States Treasury Note 0 .125 07/31/23 24,341,797
34,100,000 United States Treasury Note 0 .125 08/31/23 33,070,340
124,130,000 United States Treasury Note 4 .250 12/31/24 123,698,455
10,000,000 United States Treasury Note 1 .750 03/15/25 9,449,219
2,271,000 United States Treasury Note 4 .000 12/15/25 2,256,451
10,860,000 United States Treasury Note 3 .875 12/31/27 10,797,216
26,232,000 United States Treasury Note 4 .125 11/15/32 26,768,936
TOTAL U.S. TREASURY SECURITIES 495,963,666
TOTAL GOVERNMENT BONDS 790,359,178
(Cost $824,267,183)
STRUCTURED ASSETS - 23 .0%
ASSET BACKED - 7 .9%
74,614 Aames Mortgage Trust (Step Bond) 7 .396 06/25/32 71,937
Series - 2002 1 (Class A3)
55,677 †,g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
994,478 i Asset Backed Securities Corp Home Equity Loan Trust LIBOR 1 M + 1.650% 5 .968 03/15/32 977,100
Series - 2002 HE1 (Class M1)
4,214,000 i Bayview Financial Mortgage Pass-Through Trust LIBOR 1 M + 1.125% 5 .514 02/28/41 4,159,321
Series - 2006 A (Class M4)
1,942,822 g Capital Automotive REIT 1 .440 08/15/51 1,664,219
Series - 2021 1A (Class A1)
2,111,916 g Capital Automotive REIT 1 .920 08/15/51 1,811,956
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0 .740 10/15/26 7,779,902
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1 .000 03/15/27 6,279,751
Series - 2021 3 (Class B)
1,205 Centex Home Equity 5 .540 01/25/32 1,178
Series - 2002 A (Class AF6)
47,557 i Centex Home Equity LIBOR 1 M + 0.645% 5 .034 03/25/34 45,216
Series - 2004 B (Class M1)

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 9,673,415 g CF Hippolyta LLC 1 .690% 07/15/60 $ 8,634,414
Series - 2020 1 (Class A1)
122,341 i Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 116,738
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0 .900 01/16/29 2,241,290
Series - 2021 B (Class B)
6,732,000 g DB Master Finance LLC 2 .045 11/20/51 5,746,233
Series - 2021 1A (Class A2I)
10,835,000 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 9,011,274
Series - 2021 1A (Class A2I)
2,464,777 g FCI Funding LLC 1 .130 04/15/33 2,407,166
Series - 2021 1A (Class A)
2,469,340 g FNA VI LLC 1 .350 01/10/32 2,245,852
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0 .700 10/15/26 4,093,216
Series - 2021 A (Class B)
1,500,000 g Ford Credit Auto Owner Trust 1 .610 10/17/33 1,324,181
Series - 2021 1 (Class B)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0 .750 05/17/27 3,065,101
Series - 2021 1 (Class B)
6,500,000 g Hyundai Auto Lease Securitization Trust 0 .610 10/15/25 6,338,324
Series - 2021 A (Class B)
1,000,000 g,i Irvine Core Office Trust 3 .173 05/15/48 988,646
Series - 2013 IRV (Class A2)
6,100,000 g,i MSCG Trust 3 .462 06/07/35 5,154,563
Series - 2015 ALDR (Class C)
2,771,334 g Navient Private Education Refi Loan Trust 0 .840 05/15/69 2,396,116
Series - 2021 A (Class A)
3,000,000 g Oportun Funding XIV LLC 1 .210 03/08/28 2,793,535
Series - 2021 A (Class A)
2,000,000 g Oportun Issuance Trust 1 .960 05/08/31 1,727,541
Series - 2021 B (Class B)
920,975 i Park Place Securities, Inc LIBOR 1 M + 1.245% 5 .634 01/25/36 900,102
Series - 2005 WCH1 (Class M4)
5,000,000 g PFS Financing Corp 1 .570 10/15/25 4,817,836
Series - 2020 E (Class B)
7,000,000 g PFS Financing Corp 0 .710 04/15/26 6,586,509
Series - 2021 A (Class A)
5,500,000 g Santander Consumer Auto Receivables Trust 0 .710 08/17/26 5,071,505
Series - 2021 AA (Class B)
6,824,912 SCE Recovery Funding LLC 0 .861 11/15/31 5,670,162
2,456,250 g ServiceMaster Funding LLC 2 .841 10/30/51 1,967,650
Series - 2020 1 (Class A2I)
5,663,750 g SERVPRO Master Issuer LLC 2 .394 04/25/51 4,430,219
Series - 2021 1A (Class A2)
1,914,150 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,771,166
Series - 2021 1A (Class A)
219,122 g SoFi Professional Loan Program LLC 2 .340 04/25/33 214,573
Series - 2016 D (Class A2B)
68,757 g SoFi Professional Loan Program LLC 2 .630 07/25/40 67,482
Series - 2017 C (Class A2B)
12,711,600 g Taco Bell Funding LLC 1 .946 08/25/51 10,741,594
Series - 2021 1A (Class A2I)
5,000,000 g Tesla Auto Lease Trust 1 .020 03/20/25 4,777,997
Series - 2021 A (Class B)
10,185,000 Verizon Master Trust 0 .890 05/20/27 9,487,948
Series - 2021 1 (Class C)
10,000,000 Verizon Owner Trust 0 .680 02/20/25 9,636,632
Series - 2020 B (Class B)

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 5,722,850 g Wendy's Funding LLC 2 .370% 06/15/51 $ 4,620,194
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 151,836,340
OTHER MORTGAGE BACKED - 15 .1%
2,468,622 g,i ACRE Commercial Mortgage Ltd LIBOR 1 M + 0.830% 5 .169 12/18/37 2,446,210
Series - 2021 FL4 (Class A)
5,242,000 g,i Angel Oak Mortgage Trust 3 .161 12/25/59 4,364,880
Series - 2020 1 (Class M1)
2,500,000 g,i Ashford Hospitality Trust LIBOR 1 M + 2.750% 2 .860 06/15/35 2,363,705
Series - 2018 KEYS (Class D)
7,500,000 g,i BAMLL Commercial Mortgage Securities Trust 6 .486 01/15/39 7,136,924
Series - 2022 DKLX (Class C)
4,119,000 g,i BBCMS Trust LIBOR 1 M + 1.000% 5 .318 07/15/37 4,008,376
Series - 2018 CBM (Class A)
137,010 i Bear Stearns ALT-A Trust LIBOR 1 M + 0.600% 4 .989 06/25/34 137,498
Series - 2004 4 (Class A1)
1,280,510 g,i BHP Trust LIBOR 1 M + 0.975% 5 .293 08/15/36 1,246,300
Series - 2019 BXHP (Class A)
4,675,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 2 .110 10/15/36 4,506,033
Series - 2019 XL (Class F)
3,060,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.364% 5 .700 10/15/36 2,986,287
Series - 2019 XL (Class C)
5,230,379 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.870% 5 .188 06/15/38 4,993,454
Series - 2021 SOAR (Class B)
4,633,575 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.998% 5 .316 10/15/38 4,421,632
Series - 2021 XL2 (Class B)
7,830,742 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 5 .515 10/15/38 7,444,823
Series - 2021 XL2 (Class C)
1,390,073 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.846% 6 .164 10/15/38 1,310,242
Series - 2021 XL2 (Class E)
1,000,000 g,i BX Commercial Mortgage Trust 6 .176 01/17/39 949,601
Series - 2022 AHP (Class B)
1,392,585 g,i BX TRUST 5 .897 02/15/39 1,315,005
Series - 2022 LP2 (Class C)
3,586,872 g,i Chase Mortgage Trust 3 .750 12/25/45 3,139,529
Series - 2016 SH2 (Class M2)
18,795 Citicorp Mortgage Securities Trust 5 .500 02/25/26 18,157
Series - 2006 1 (Class 5A1)
1,400,000 i Citigroup Commercial Mortgage Trust 4 .134 04/10/46 1,387,677
Series - 2013 GC11 (Class C)
990,000 Citigroup Commercial Mortgage Trust 3 .863 07/10/47 946,457
Series - 2014 GC23 (Class AS)
1,500,000 i Citigroup Commercial Mortgage Trust 4 .345 10/10/47 1,413,687
Series - 2014 GC25 (Class B)
914,221 g,i Citigroup Mortgage Loan Trust LIBOR 1 M + 0.290% 2 .631 09/25/36 865,969
Series - 2006 AMC1 (Class A1)
3,000,000 g COMM Mortgage Trust 3 .376 01/10/39 2,511,347
Series - 2022 HC (Class C)
3,623,360 g COMM Mortgage Trust 3 .397 03/10/46 3,603,820
Series - 2013 CR6 (Class B)
1,600,000 g,i COMM Mortgage Trust 4 .869 08/10/46 1,557,113
Series - 2013 CR10 (Class C)
2,983,000 g,i COMM Mortgage Trust 4 .869 08/10/46 2,830,557
Series - 2013 CR10 (Class D)
3,879,904 COMM Mortgage Trust 4 .701 03/10/47 3,745,799
Series - 2014 UBS2 (Class B)
2,500,000 COMM Mortgage Trust 4 .012 06/10/47 2,403,837
Series - 2014 UBS3 (Class AM)

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 i COMM Mortgage Trust 4 .697% 08/10/47 $ 1,908,549
Series - 2014 CR19 (Class B)
1,000,000 g,i COMM Mortgage Trust 4 .697 08/10/47 899,861
Series - 2014 CR19 (Class D)
1,012,000 i COMM Mortgage Trust 4 .301 05/10/48 926,250
Series - 2015 CR23 (Class C)
4,115,000 i COMM Mortgage Trust 4 .330 07/10/48 3,815,967
Series - 2015 LC21 (Class B)
3,000,000 i COMM Mortgage Trust 3 .463 08/10/48 2,450,039
Series - 2015 CR24 (Class D)
4,170,000 i COMM Mortgage Trust 4 .518 08/10/48 3,855,201
Series - 2015 CR25 (Class B)
2,500,000 i COMM Mortgage Trust 4 .467 10/10/48 2,327,994
Series - 2015 CR26 (Class B)
8,100,000 g,i Connecticut Avenue Securities Trust 5 .478 10/25/41 7,899,484
Series - 2021 R01 (Class 1M2)
9,269,091 g,i Connecticut Avenue Securities Trust 4 .778 12/25/41 9,094,966
Series - 2021 R03 (Class 1M1)
3,795,000 g,i Connecticut Avenue Securities Trust 8 .694 09/25/42 3,877,640
Series - 2022 R09 (Class 2M2)
2,523,039 g Credit Suisse Commercial Mortgage Trust 3 .304 09/15/37 2,278,176
Series - 2014 USA (Class A1)
4,150,000 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 5 .298 05/15/36 4,106,626
Series - 2019 ICE4 (Class A)
1,400,000 g CSMC 2 .816 08/15/37 1,264,240
Series - 2020 NET (Class B)
2,322,965 g CSMC Trust 1 .414 05/25/65 2,107,629
Series - 2020 NQM1 (Class A2)
25,267 Deutsche Mortgage Securities, Inc Mortgage Loan Trust
(Step Bond)
5 .940 07/25/34 24,585
Series - 2004 5 (Class A5B)
1,025,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 6 .436 11/15/38 945,811
Series - 2021 ELP (Class E)
460,000 g,i Freddie Mac STACR REMIC Trust 6 .828 04/25/42 455,196
Series - 2022 DNA3 (Class M1B)
7,142,027 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 1 .349 02/25/42 7,026,583
Series - 2022 DNA2 (Class M1A)
296,198 g GS Mortgage Securities Corp II 3 .419 10/10/32 288,525
Series - 2017 SLP (Class A)
3,000,000 g GS Mortgage Securities Corp II 2 .954 11/05/34 2,629,351
Series - 2012 BWTR (Class A)
4,290,676 g GS Mortgage Securities Corp II 3 .682 02/10/46 4,282,355
Series - 2013 GC10 (Class B)
2,598,000 g,i GS Mortgage Securities Corp II 4 .339 02/10/46 2,389,039
Series - 2013 GC10 (Class D)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 5 .410 10/15/31 1,898,532
Series - 2018 HART (Class A)
1,646,485 GS Mortgage Securities Trust 4 .649 11/10/46 1,618,264
Series - 2013 GC16 (Class AS)
1,321,000 g,i GS Mortgage Securities Trust 3 .349 07/10/52 1,277,576
Series - 2019 GC40 (Class DBA)
9,000,000 g,i GS Mortgage Securities Trust 3 .501 07/10/52 8,701,776
Series - 2019 GC40 (Class DBB)
5,000,000 g,i GS Mortgage Securities Trust 3 .550 07/10/52 4,834,277
Series - 2019 GC40 (Class DBC)
3,183,294 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 2,624,574
Series - 2020 PJ5 (Class A4)
325,001 IMC Home Equity Loan Trust (Step Bond) 5 .432 08/20/29 301,813
Series - 1998 3 (Class A7)

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 67,489 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .049% 03/25/35 $ 63,006
Series - 2004 11 (Class 2A1)
4,724,484 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
LIBOR 1 M + 0.800% 5 .118 04/15/38 4,606,149
Series - 2021 MHC (Class A)
2,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .372 12/15/47 1,995,083
Series - 2013 C10 (Class AS)
3,843,000 i JP Morgan Chase Commercial Mortgage Securities
Trust
4 .122 01/15/46 3,750,710
Series - 2013 C13 (Class C)
1,367,093 g,i JP Morgan Chase Commercial Mortgage Securities
Trust
5 .013 02/15/46 1,309,368
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .870 08/15/49 2,097,449
Series - 2016 JP3 (Class A5)
66,569 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 4 .994 10/25/49 65,504
Series - 2019 INV1 (Class A11)
185,254 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 181,273
Series - 2014 C23 (Class ASB)
4,700,000 i JPMBB Commercial Mortgage Securities Trust 4 .482 09/15/47 4,375,502
Series - 2014 C23 (Class B)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 1,470,352
Series - 2015 C31 (Class AS)
1,200,000 i JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 1,108,566
Series - 2015 C31 (Class B)
5,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .622 08/15/48 4,492,526
Series - 2015 C31 (Class C)
2,000,000 i JPMCC Commercial Mortgage Securities Trust 3 .780 03/15/50 1,595,358
Series - 2017 JP5 (Class C)
4,000,000 g,i MHC Commercial Mortgage Trust LIBOR 1 M + 0.801% 5 .119 04/15/38 3,885,130
Series - 2021 MHC (Class A)
5,000,000 g,i MHC Commercial Mortgage Trust LIBOR 1 M + 1.101% 5 .419 04/15/38 4,809,155
Series - 2021 MHC (Class B)
1,813,112 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 1,694,946
Series - 2014 C19 (Class LNC1)
6,770,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .869 02/15/47 6,552,395
Series - 2014 C14 (Class B)
5,000,000 i Morgan Stanley Bank of America Merrill Lynch Trust
2014 C19
4 .000 12/15/47 4,633,222
Series - 2014 C19 (Class B)
3,986,816 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 5 .695 11/15/23 3,786,057
Series - 2021 ILP (Class C)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,231,797
Series - 2019 PARK (Class D)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,211,993
Series - 2019 PARK (Class E)
7,530,000 g,i MTN Commercial Mortgage Trust 6 .231 03/15/39 7,228,411
Series - 2022 LPFL (Class B)
9,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.500% 5 .818 07/15/36 9,099,334
Series - 2019 MILE (Class A)
7,500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 2.200% 6 .518 07/15/36 6,824,605
Series - 2019 MILE (Class C)
351,744 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 325,234
Series - 2020 2PAC (Class A)
329,304 g,i New Residential Mortgage Loan Trust 3 .750 11/25/54 304,499
Series - 2014 3A (Class AFX3)
525,733 g,i New Residential Mortgage Loan Trust 3 .750 03/25/56 484,520
Series - 2016 1A (Class A1)

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 919,346 g,i New Residential Mortgage Loan Trust 4 .000% 12/25/57 $ 866,114
Series - 2018 1A (Class A1A)
516,252 g,i New Residential Mortgage Loan Trust 4 .750 12/25/57 498,498
Series - 2018 5A (Class A1)
786,492 g,i OBX Trust LIBOR 1 M + 0.650% 5 .039 06/25/57 743,242
Series - 2018 1 (Class A2)
4,797,619 g,i OPG Trust LIBOR 1 M + 0.713% 0 .803 10/15/36 4,530,026
Series - 2021 PORT (Class B)
4,112,245 g,i OPG Trust LIBOR 1 M + 1.529% 5 .847 10/15/36 3,824,608
Series - 2021 PORT (Class E)
2,000,000 g,i PKHL Commercial Mortgage Trust LIBOR 1 M + 2.000% 6 .318 07/15/38 1,819,714
Series - 2021 MF (Class D)
2,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 1,946,500
Series - 2013 SMV (Class B)
7,886,000 g,i RLGH Trust LIBOR 1 M + 1.165% 5 .483 04/15/36 7,590,739
Series - 2021 TROT (Class B)
3,858,362 g,i SMR Mortgage Trust 6 .736 02/15/39 3,646,665
Series - 2022 IND (Class B)
2,000,000 g,i SREIT Trust LIBOR 1 M + 1.171% 5 .489 11/15/36 1,913,733
Series - 2021 MFP2 (Class B)
741,732 i Structured Adjustable Rate Mortgage Loan Trust LIBOR 1 M + 0.370% 4 .759 07/25/34 726,160
Series - 2004 9XS (Class A)
3,389,047 g Verus Securitization Trust 2 .417 01/25/60 3,205,872
Series - 2020 1 (Class A1)
3,193,711 g Verus Securitization Trust 2 .724 01/25/60 3,010,916
Series - 2020 1 (Class A3)
1,552,193 g Verus Securitization Trust 2 .321 05/25/65 1,413,720
Series - 2020 4 (Class A3)
8,170,998 g,i Verus Securitization Trust 2 .240 10/25/66 6,659,980
Series - 2021 7 (Class A3)
1,000,000 i WFRBS 3 .910 05/15/45 976,868
Series - 2013 C13 (Class C)
3,000,000 i WFRBS Commercial Mortgage Trust 4 .192 03/15/45 2,898,389
Series - 2013 C11 (Class C)
530,000 i WFRBS Commercial Mortgage Trust 4 .153 08/15/46 523,931
Series - 2013 C15 (Class A4)
1,282,000 i WFRBS Commercial Mortgage Trust 4 .387 12/15/46 1,247,539
Series - 2013 C18 (Class AS)
2,500,000 i WFRBS Commercial Mortgage Trust 4 .204 11/15/47 2,274,577
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 291,665,733
TOTAL STRUCTURED ASSETS 443,502,073
(Cost $477,734,795)
TOTAL BONDS 1,855,532,729
(Cost $1,950,902,369)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 8.2%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 3,000,000 Federal Home Loan Bank (FHLB) 0 .000 01/03/23 3,000,000
4,750,000 FHLB 0 .000 02/15/23 4,724,985
TOTAL GOVERNMENT AGENCY DEBT 7,724,985
REPURCHASE AGREEMENT - 7 .8%
151,535,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 151,535,000
TOTAL REPURCHASE AGREEMENT 151,535,000

Portfolio of investments (unaudited)
Short-Term Bond Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
concluded
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
195,574 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340% $ 195,574
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 195,574
TOTAL SHORT-TERM INVESTMENTS 159,455,559
(Cost $159,454,542)
TOTAL INVESTMENTS - 106.8% 2,060,986,436
(Cost $2,156,530,276)
OTHER ASSETS & LIABILITIES, NET - (6.8)% (131,989,697)
NET ASSETS - 100.0% $ 1,928,996,739
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $176,227.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $151,535,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $154,565,743.
Futures contracts outstanding as of December 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Chicago Board of Trade (200) 03/22/23  $ (22,538,706) $ (22,459,375)  $ 79,330
US 10YR Ultra (170) 03/22/23 (20,223,969) (20,107,813) 116,157
US Long Bond CBT (38) 03/22/23 (4,807,292) (4,763,062) 44,230
Total (408)  $ (47,569,967)  $ (47,330,250) $ 239,717

Short-Term Bond Index Fund December 31, 2022
Portfolio of investments (unaudited)

December 31, 2022 TIAA-CREF Funds
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 99.4%
CORPORATE BONDS - 24 .3%
AUTOMOBILES & COMPONENTS - 0 .1%
$ 400,000 Aptiv plc 2 .396% 02/18/25 $ 377,197
1,000,000 Honda Motor Co Ltd 2 .271 03/10/25 946,271
300,000 Magna International, Inc 4 .150 10/01/25 292,709
TOTAL AUTOMOBILES & COMPONENTS 1,616,177
BANKS - 7 .3%
200,000 Banco Bilbao Vizcaya Argentaria S.A. 0 .875 09/18/23 193,682
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .862 09/14/26 599,815
200,000 Banco Santander S.A. 3 .892 05/24/24 195,788
600,000 Banco Santander S.A. 3 .496 03/24/25 577,763
600,000 Banco Santander S.A. 2 .746 05/28/25 561,534
1,000,000 Banco Santander S.A. 5 .147 08/18/25 988,931
600,000 Banco Santander S.A. 5 .179 11/19/25 590,207
700,000 Bank of America Corp 4 .200 08/26/24 689,170
1,250,000 Bank of America Corp 0 .810 10/24/24 1,198,567
1,000,000 Bank of America Corp 1 .843 02/04/25 958,770
1,000,000 Bank of America Corp 3 .458 03/15/25 973,456
1,000,000 Bank of America Corp 0 .976 04/22/25 937,554
500,000 Bank of America Corp 3 .841 04/25/25 488,162
750,000 Bank of America Corp 0 .981 09/25/25 690,282
1,000,000 Bank of America Corp 2 .456 10/22/25 944,857
2,500,000 Bank of America Corp 1 .530 12/06/25 2,305,751
500,000 Bank of America Corp 3 .384 04/02/26 477,519
500,000 Bank of America Corp 1 .319 06/19/26 450,248
1,500,000 Bank of America Corp 4 .827 07/22/26 1,482,472
1,250,000 Bank of America Corp 1 .197 10/24/26 1,111,287
1,000,000 Bank of Montreal 0 .625 07/09/24 934,540
750,000 Bank of Montreal 4 .250 09/14/24 740,009
500,000 Bank of Montreal 1 .500 01/10/25 466,375
250,000 Bank of Montreal 3 .700 06/07/25 242,589
1,000,000 Bank of Montreal 4 .338 10/05/28 979,877
1,000,000 Bank of New York Mellon 5 .224 11/21/25 1,002,628
500,000 Bank of Nova Scotia 0 .700 04/15/24 472,516
1,000,000 Bank of Nova Scotia 0 .650 07/31/24 932,265
500,000 Bank of Nova Scotia 1 .450 01/10/25 465,012
750,000 Bank of Nova Scotia 3 .450 04/11/25 721,753
200,000 i Bank of Nova Scotia LIBOR 3 M + 2.648% 6 .567 N/A‡ 185,904
1,000,000 Barclays plc 4 .375 09/11/24 976,804
500,000 Barclays plc 1 .007 12/10/24 475,953
750,000 Barclays plc 3 .650 03/16/25 720,995
200,000 Barclays plc 2 .852 05/07/26 185,845
750,000 Barclays plc 5 .304 08/09/26 744,393
500,000 Barclays plc 7 .325 11/02/26 517,898
1,000,000 BBVA USA 3 .875 04/10/25 972,555
750,000 Canadian Imperial Bank of Commerce 1 .000 10/18/24 699,459
1,000,000 Canadian Imperial Bank of Commerce 3 .300 04/07/25 959,591
1,000,000 Citigroup, Inc 4 .000 08/05/24 982,086
1,000,000 Citigroup, Inc 0 .981 05/01/25 936,441
1,000,000 Citigroup, Inc 4 .140 05/24/25 980,638
600,000 Citigroup, Inc 1 .281 11/03/25 552,862
1,500,000 Citigroup, Inc 2 .014 01/25/26 1,390,150
750,000 Citigroup, Inc 3 .290 03/17/26 712,914
600,000 Citigroup, Inc 3 .106 04/08/26 567,950
1,000,000 Citigroup, Inc 5 .610 09/29/26 1,004,277
250,000 Citizens Bank NA 4 .119 05/23/25 244,630
500,000 Citizens Bank NA 6 .064 10/24/25 505,629

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 300,000 Cooperatieve Rabobank UA 3 .875% 08/22/24 $ 294,649
1,000,000 Cooperatieve Rabobank UA 1 .375 01/10/25 933,466
300,000 Discover Bank 2 .450 09/12/24 283,767
250,000 Discover Bank 4 .682 08/09/28 239,945
1,000,000 Fifth Third Bancorp 3 .650 01/25/24 984,878
500,000 Fifth Third Bank NA 5 .852 10/27/25 505,050
250,000 First Republic Bank 1 .912 02/12/24 248,984
750,000 FNB Corp 5 .150 08/25/25 741,068
500,000 HSBC Holdings plc 4 .250 03/14/24 491,125
800,000 HSBC Holdings plc 3 .950 05/18/24 793,665
800,000 HSBC Holdings plc 0 .732 08/17/24 770,893
1,000,000 HSBC Holdings plc 1 .162 11/22/24 952,461
650,000 HSBC Holdings plc 0 .976 05/24/25 601,823
250,000 HSBC Holdings plc 4 .180 12/09/25 242,795
1,000,000 HSBC Holdings plc 2 .999 03/10/26 939,875
500,000 HSBC Holdings plc 1 .645 04/18/26 451,306
750,000 HSBC Holdings plc 2 .099 06/04/26 682,497
500,000 HSBC Holdings plc 7 .336 11/03/26 520,036
750,000 HSBC USA, Inc 3 .750 05/24/24 735,345
1,000,000 Huntington National Bank 4 .008 05/16/25 978,241
500,000 Huntington National Bank 5 .699 11/18/25 500,993
400,000 ING Groep NV 4 .100 10/02/23 396,757
500,000 ING Groep NV 3 .869 03/28/26 481,133
1,000,000 JPMorgan Chase & Co 3 .559 04/23/24 993,413
700,000 JPMorgan Chase & Co 3 .797 07/23/24 693,045
750,000 JPMorgan Chase & Co 3 .875 09/10/24 734,152
500,000 JPMorgan Chase & Co 0 .653 09/16/24 482,174
750,000 JPMorgan Chase & Co 4 .023 12/05/24 738,812
300,000 JPMorgan Chase & Co 0 .563 02/16/25 282,924
1,000,000 JPMorgan Chase & Co 0 .824 06/01/25 932,149
250,000 JPMorgan Chase & Co 3 .845 06/14/25 244,430
1,000,000 JPMorgan Chase & Co 0 .969 06/23/25 932,169
500,000 JPMorgan Chase & Co 0 .768 08/09/25 461,473
500,000 JPMorgan Chase & Co 2 .301 10/15/25 471,176
1,500,000 JPMorgan Chase & Co 1 .561 12/10/25 1,388,740
1,000,000 JPMorgan Chase & Co 5 .546 12/15/25 1,000,018
1,000,000 JPMorgan Chase & Co 2 .595 02/24/26 940,160
750,000 JPMorgan Chase & Co 2 .083 04/22/26 696,222
1,000,000 JPMorgan Chase & Co 4 .080 04/26/26 970,922
1,000,000 JPMorgan Chase & Co 1 .045 11/19/26 882,036
750,000 KeyBank NA 4 .150 08/08/25 732,737
250,000 KeyCorp 3 .878 05/23/25 244,616
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 950,033
1,000,000 Lloyds Banking Group plc 4 .716 08/11/26 978,434
500,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 502,622
600,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 561,537
300,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 272,427
1,500,000 Mitsubishi UFJ Financial Group, Inc 0 .953 07/19/25 1,393,750
750,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 744,652
750,000 e Mitsubishi UFJ Financial Group, Inc 3 .837 04/17/26 722,330
1,000,000 Mizuho Financial Group, Inc 2 .651 05/22/26 927,628
500,000 National Australia Bank Ltd 5 .132 11/22/24 502,012
1,000,000 e National Australia Bank Ltd 3 .500 06/09/25 969,441
500,000 National Bank of Canada 3 .750 06/09/25 485,903
1,000,000 NatWest Group plc 7 .472 11/10/26 1,040,600
500,000 PNC Financial Services Group, Inc 3 .500 01/23/24 492,586
500,000 PNC Financial Services Group, Inc 5 .671 10/28/25 505,318
500,000 Royal Bank of Canada 3 .970 07/26/24 492,727
500,000 Royal Bank of Canada 0 .750 10/07/24 464,900
1,000,000 Royal Bank of Canada 5 .660 10/25/24 1,011,448

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Royal Bank of Canada 1 .600% 01/21/25 $ 933,874
1,000,000 Royal Bank of Canada 3 .375 04/14/25 966,323
500,000 Royal Bank of Scotland Group plc 4 .269 03/22/25 488,939
500,000 Santander Holdings USA, Inc 3 .450 06/02/25 476,445
250,000 Santander Holdings USA, Inc 4 .260 06/09/25 242,676
425,000 Santander Holdings USA, Inc 5 .807 09/09/26 421,794
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 139,210
1,000,000 Santander UK Group Holdings plc 1 .089 03/15/25 934,315
500,000 State Street Corp 5 .751 11/04/26 511,810
1,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 951,981
300,000 Sumitomo Mitsui Financial Group, Inc 2 .696 07/16/24 287,698
500,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 475,275
750,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 683,376
500,000 Synchrony Bank 5 .400 08/22/25 490,726
500,000 Synovus Financial Corp 5 .200 08/11/25 493,253
1,000,000 Toronto-Dominion Bank 0 .700 09/10/24 930,642
500,000 Toronto-Dominion Bank 4 .285 09/13/24 494,138
500,000 Toronto-Dominion Bank 1 .250 12/13/24 465,235
500,000 Toronto-Dominion Bank 1 .450 01/10/25 465,592
750,000 Toronto-Dominion Bank 3 .766 06/06/25 727,838
1,000,000 Truist Bank 2 .636 09/17/29 935,187
750,000 Truist Financial Corp 3 .750 12/06/23 742,021
1,250,000 Truist Financial Corp 4 .260 07/28/26 1,228,195
750,000 Truist Financial Corp 5 .900 10/28/26 766,726
1,000,000 US Bancorp 2 .400 07/30/24 961,341
500,000 US Bancorp 1 .450 05/12/25 463,606
1,000,000 US Bancorp 5 .727 10/21/26 1,018,509
1,250,000 Wells Fargo & Co 4 .480 01/16/24 1,240,463
1,000,000 Wells Fargo & Co 0 .805 05/19/25 937,152
500,000 Wells Fargo & Co 2 .406 10/30/25 472,838
1,500,000 Wells Fargo & Co 2 .164 02/11/26 1,398,350
1,000,000 Wells Fargo & Co 3 .908 04/25/26 971,907
1,000,000 Wells Fargo & Co 2 .188 04/30/26 930,658
1,150,000 Wells Fargo & Co 4 .540 08/15/26 1,126,953
500,000 Westpac Banking Corp 5 .350 10/18/24 504,372
1,000,000 Westpac Banking Corp 1 .019 11/18/24 930,442
750,000 Westpac Banking Corp 3 .735 08/26/25 730,444
TOTAL BANKS 105,241,125
CAPITAL GOODS - 1 .3%
500,000 3M Co 2 .650 04/15/25 477,678
750,000 Air Lease Corp 0 .700 02/15/24 708,446
1,000,000 Air Lease Corp 0 .800 08/18/24 920,819
500,000 Boeing Co 1 .950 02/01/24 481,678
1,250,000 Boeing Co 1 .433 02/04/24 1,197,884
500,000 Boeing Co 4 .875 05/01/25 496,171
300,000 Boeing Co 2 .600 10/30/25 278,769
1,000,000 Caterpillar Financial Services Corp 0 .450 05/17/24 941,997
750,000 Caterpillar Financial Services Corp 0 .600 09/13/24 699,624
500,000 Caterpillar Financial Services Corp 4 .900 01/17/25 501,320
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 971,530
500,000 Caterpillar Financial Services Corp 3 .650 08/12/25 487,781
750,000 CNH Industrial Capital LLC 3 .950 05/23/25 727,520
500,000 CNH Industrial Capital LLC 5 .450 10/14/25 501,096
300,000 Fortune Brands Home & Security, Inc 4 .000 06/15/25 291,925
500,000 Honeywell International, Inc 4 .850 11/01/24 501,577
500,000 Honeywell International, Inc 1 .350 06/01/25 462,220
1,000,000 John Deere Capital Corp 0 .450 06/07/24 939,827
500,000 John Deere Capital Corp 0 .625 09/10/24 466,581
500,000 John Deere Capital Corp 4 .550 10/11/24 499,934

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 John Deere Capital Corp 1 .250% 01/10/25 $ 467,665
750,000 John Deere Capital Corp 2 .125 03/07/25 709,658
500,000 John Deere Capital Corp 3 .400 06/06/25 485,059
750,000 John Deere Capital Corp 4 .050 09/08/25 738,142
500,000 Lockheed Martin Corp 4 .950 10/15/25 503,613
300,000 Otis Worldwide Corp 2 .056 04/05/25 280,687
250,000 Parker-Hannifin Corp 3 .650 06/15/24 244,613
750,000 Quanta Services, Inc 0 .950 10/01/24 690,689
1,000,000 Stanley Black & Decker, Inc 2 .300 02/24/25 946,021
500,000 United Technologies Corp 3 .950 08/16/25 488,470
200,000 Wabtec Corp 4 .400 03/15/24 196,741
200,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 188,290
TOTAL CAPITAL GOODS 18,494,025
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
500,000 eBay, Inc 5 .900 11/22/25 510,560
100,000 Leidos, Inc 2 .950 05/15/23 99,202
200,000 Leidos, Inc 3 .625 05/15/25 192,053
300,000 Republic Services, Inc 2 .500 08/15/24 287,486
300,000 Verisk Analytics, Inc 4 .000 06/15/25 291,592
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,380,893
CONSUMER DURABLES & APPAREL - 0 .1%
250,000 Brunswick Corp 0 .850 08/18/24 230,973
500,000 Lennar Corp 4 .875 12/15/23 497,620
200,000 PVH Corp 4 .625 07/10/25 193,122
300,000 VF Corp 2 .400 04/23/25 281,609
200,000 Whirlpool Corp 3 .700 05/01/25 194,521
TOTAL CONSUMER DURABLES & APPAREL 1,397,845
CONSUMER SERVICES - 0 .2%
1,250,000 Cintas Corp No 2 3 .450 05/01/25 1,209,404
500,000 CommonSpirit Health 2 .760 10/01/24 479,396
100,000 Hyatt Hotels Corp 1 .300 10/01/23 97,205
250,000 Hyatt Hotels Corp 1 .800 10/01/24 234,253
500,000 Marriott International, Inc 3 .600 04/15/24 489,986
500,000 McDonald's Corp 3 .300 07/01/25 483,649
TOTAL CONSUMER SERVICES 2,993,893
DIVERSIFIED FINANCIALS - 4 .4%
250,000 AerCap Ireland Capital DAC 4 .500 09/15/23 248,358
1,000,000 AerCap Ireland Capital DAC 1 .150 10/29/23 962,185
500,000 AerCap Ireland Capital DAC 3 .150 02/15/24 483,329
300,000 AerCap Ireland Capital DAC 2 .875 08/14/24 284,035
500,000 AerCap Ireland Capital DAC 1 .650 10/29/24 461,200
500,000 AerCap Ireland Capital DAC 1 .750 10/29/24 459,778
300,000 AerCap Ireland Capital DAC 6 .500 07/15/25 303,983
800,000 Ally Financial, Inc 1 .450 10/02/23 775,528
550,000 American Express Co 3 .375 05/03/24 538,801
1,500,000 American Express Co 2 .250 03/04/25 1,415,808
750,000 American Express Co 3 .950 08/01/25 734,729
750,000 American Honda Finance Corp 0 .550 07/12/24 700,267
1,000,000 American Honda Finance Corp 0 .750 08/09/24 934,862
500,000 American Honda Finance Corp 1 .500 01/13/25 467,797
300,000 Ares Capital Corp 3 .500 02/10/23 299,350
600,000 Ares Capital Corp 3 .250 07/15/25 552,102
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 1,004,013
500,000 Bank of ,NV Scotia 5 .250 12/06/24 500,923
750,000 Bank of New York Mellon Corp 0 .850 10/25/24 698,495
500,000 Bank of New York Mellon Corp 3 .350 04/25/25 484,028

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 550,000 Bank of New York Mellon Corp 4 .414% 07/24/26 $ 541,615
250,000 Blackstone Secured Lending Fund 3 .650 07/14/23 247,666
750,000 Capital One Financial Corp 3 .300 10/30/24 723,862
500,000 Capital One Financial Corp 4 .166 05/09/25 488,397
1,000,000 Capital One Financial Corp 2 .636 03/03/26 936,646
500,000 Capital One Financial Corp 4 .985 07/24/26 489,705
200,000 Celanese US Holdings LLC 3 .500 05/08/24 193,206
500,000 Celanese US Holdings LLC 5 .900 07/05/24 499,839
1,000,000 Charles Schwab Corp 0 .750 03/18/24 950,367
750,000 Credit Suisse AG. 0 .495 02/02/24 693,566
1,000,000 Credit Suisse AG. 4 .750 08/09/24 954,842
500,000 Credit Suisse AG. 3 .700 02/21/25 461,046
750,000 Credit Suisse AG. 2 .950 04/09/25 675,003
1,000,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 900,040
300,000 Deutsche Bank AG. 2 .222 09/18/24 289,747
1,000,000 Deutsche Bank AG. 1 .447 04/01/25 928,751
500,000 Deutsche Bank AG. 4 .162 05/13/25 489,486
750,000 Deutsche Bank AG. 6 .119 07/14/26 744,982
200,000 Franklin Resources, Inc 2 .850 03/30/25 190,481
500,000 FS KKR Capital Corp 1 .650 10/12/24 451,322
1,000,000 General Motors Financial Co, Inc 1 .050 03/08/24 949,603
400,000 General Motors Financial Co, Inc 1 .200 10/15/24 370,307
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 947,155
750,000 General Motors Financial Co, Inc 3 .800 04/07/25 723,971
1,000,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,017,143
750,000 Goldman Sachs Group, Inc 3 .000 03/15/24 731,344
1,000,000 Goldman Sachs Group, Inc 0 .657 09/10/24 962,036
500,000 Goldman Sachs Group, Inc 0 .925 10/21/24 479,000
350,000 Goldman Sachs Group, Inc 5 .700 11/01/24 354,166
1,000,000 Goldman Sachs Group, Inc 1 .757 01/24/25 957,153
1,500,000 Goldman Sachs Group, Inc 3 .500 04/01/25 1,442,464
500,000 Goldman Sachs Group, Inc 3 .750 05/22/25 483,578
1,000,000 Goldman Sachs Group, Inc 3 .272 09/29/25 963,628
750,000 Goldman Sachs Group, Inc 1 .093 12/09/26 661,145
1,500,000 Intercontinental Exchange, Inc 3 .650 05/23/25 1,464,207
750,000 J Paul Getty Trust 0 .391 01/01/24 717,622
1,500,000 Morgan Stanley 0 .791 01/22/25 1,419,074
750,000 Morgan Stanley 3 .620 04/17/25 731,852
1,000,000 Morgan Stanley 0 .790 05/30/25 929,694
2,250,000 Morgan Stanley 1 .164 10/21/25 2,071,151
1,000,000 Morgan Stanley 2 .630 02/18/26 938,988
1,000,000 Morgan Stanley 2 .188 04/28/26 929,265
1,000,000 Morgan Stanley 4 .679 07/17/26 982,855
1,250,000 Morgan Stanley 6 .138 10/16/26 1,276,669
500,000 National Rural Utilities Cooperative Finance Corp 1 .000 10/18/24 462,521
500,000 National Rural Utilities Cooperative Finance Corp 1 .875 02/07/25 468,887
500,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 482,300
250,000 National Rural Utilities Cooperative Finance Corp 5 .450 10/30/25 252,986
750,000 Nomura Holdings, Inc 5 .099 07/03/25 741,745
300,000 Nomura Holdings, Inc 1 .851 07/16/25 273,437
750,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 698,783
1,000,000 Oesterreichische Kontrollbank AG. 2 .875 05/23/25 963,726
1,000,000 Oesterreichische Kontrollbank AG. 4 .625 11/03/25 1,004,350
500,000 Owl Rock Capital Corp 3 .750 07/22/25 461,955
500,000 OWL Rock Core Income Corp 5 .500 03/21/25 484,702
250,000 PACCAR Financial Corp 3 .150 06/13/24 244,106
300,000 PACCAR Financial Corp 0 .500 08/09/24 279,377
750,000 PACCAR Financial Corp 0 .900 11/08/24 698,747
300,000 PACCAR Financial Corp 2 .850 04/07/25 287,755
500,000 PACCAR Financial Corp 3 .550 08/11/25 484,577

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DIVERSIFIED FINANCIALS—continued
$ 300,000 PACCAR Financial Corp 4 .950% 10/03/25 $ 301,330
160,000 Shire Acquisitions Investments Ireland DAC 2 .875 09/23/23 157,238
1,500,000 State Street Corp 1 .746 02/06/26 1,395,934
500,000 Synchrony Financial 4 .375 03/19/24 490,998
500,000 Synchrony Financial 4 .875 06/13/25 487,180
1,000,000 Toyota Motor Credit Corp 0 .500 06/18/24 938,135
750,000 Toyota Motor Credit Corp 0 .625 09/13/24 697,944
750,000 Toyota Motor Credit Corp 4 .400 09/20/24 742,925
500,000 Toyota Motor Credit Corp 1 .450 01/13/25 468,147
1,250,000 Toyota Motor Credit Corp 3 .950 06/30/25 1,223,698
300,000 Toyota Motor Credit Corp 3 .650 08/18/25 291,487
500,000 Toyota Motor Credit Corp 5 .400 11/10/25 507,690
1,000,000 Unilever Capital Corp 3 .100 07/30/25 959,771
TOTAL DIVERSIFIED FINANCIALS 63,616,641
ENERGY - 1 .2%
1,000,000 Baker Hughes Holdings LLC 1 .231 12/15/23 965,840
200,000 Canadian Natural Resources Ltd 3 .800 04/15/24 195,990
1,000,000 Chevron Corp 3 .326 11/17/25 966,174
750,000 e ConocoPhillips Co 2 .125 03/08/24 724,656
750,000 ConocoPhillips Co 2 .400 03/07/25 712,824
200,000 Enable Midstream Partners LP 3 .900 05/15/24 194,784
725,000 Enbridge, Inc 2 .500 02/14/25 683,950
200,000 Energy Transfer Operating LP 4 .200 09/15/23 198,745
500,000 Energy Transfer Operating LP 5 .875 01/15/24 501,258
200,000 Energy Transfer Operating LP 4 .500 04/15/24 197,153
500,000 Energy Transfer Operating LP 2 .900 05/15/25 470,872
500,000 EQT Corp 6 .125 02/01/25 501,175
750,000 EQT Corp 5 .678 10/01/25 746,355
1,000,000 Equinor ASA 3 .700 03/01/24 985,608
600,000 Exxon Mobil Corp 2 .709 03/06/25 573,728
750,000 Kinder Morgan Energy Partners LP 4 .250 09/01/24 737,188
300,000 Kinder Morgan, Inc 4 .300 06/01/25 294,206
1,000,000 Marathon Petroleum Corp 4 .700 05/01/25 984,710
750,000 MPLX LP 4 .000 02/15/25 726,859
500,000 ONEOK, Inc 2 .750 09/01/24 478,667
325,000 Phillips 66 0 .900 02/15/24 310,608
300,000 Plains All American Pipeline LP 3 .850 10/15/23 295,782
400,000 Plains All American Pipeline LP 4 .650 10/15/25 391,409
500,000 Sabine Pass Liquefaction LLC 5 .750 05/15/24 500,121
750,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 751,059
1,000,000 Shell International Finance BV 3 .250 05/11/25 968,978
500,000 Spectra Energy Partners LP 4 .750 03/15/24 496,619
500,000 Total Capital International S.A. 3 .700 01/15/24 493,301
750,000 TransCanada PipeLines Ltd 1 .000 10/12/24 694,144
750,000 Williams Cos, Inc 4 .550 06/24/24 741,792
TOTAL ENERGY 17,484,555
FOOD & STAPLES RETAILING - 0 .0%
750,000 Walmart, Inc 3 .900 09/09/25 738,591
TOTAL FOOD & STAPLES RETAILING 738,591
FOOD, BEVERAGE & TOBACCO - 0 .8%
600,000 Altria Group, Inc 2 .350 05/06/25 565,147
600,000 BAT Capital Corp 3 .222 08/15/24 577,732
500,000 BAT Capital Corp 2 .789 09/06/24 478,443
250,000 ConAgra Brands, Inc 0 .500 08/11/23 242,900
1,000,000 Constellation Brands, Inc 3 .600 05/09/24 980,256
500,000 Constellation Brands, Inc 4 .750 11/15/24 496,212
500,000 Diageo Capital plc 2 .125 10/24/24 474,288

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 500,000 Diageo Capital plc 5 .200% 10/24/25 $ 506,362
300,000 General Mills, Inc 4 .000 04/17/25 292,984
200,000 General Mills, Inc 5 .241 11/18/25 200,498
1,000,000 Hormel Foods Corp 0 .650 06/03/24 941,687
300,000 JM Smucker Co 3 .500 03/15/25 290,238
1,000,000 Keurig Dr Pepper, Inc 0 .750 03/15/24 949,258
700,000 Mondelez International, Inc 2 .125 03/17/24 675,043
1,000,000 PepsiCo, Inc 2 .750 04/30/25 956,190
500,000 Philip Morris International, Inc 5 .125 11/15/24 500,661
750,000 Philip Morris International, Inc 1 .500 05/01/25 694,274
500,000 Philip Morris International, Inc 5 .000 11/17/25 502,246
200,000 Reynolds American, Inc 4 .850 09/15/23 199,562
500,000 Reynolds American, Inc 4 .450 06/12/25 489,129
TOTAL FOOD, BEVERAGE & TOBACCO 11,013,110
HEALTH CARE EQUIPMENT & SERVICES - 0 .8%
500,000 AmerisourceBergen Corp 3 .400 05/15/24 487,702
750,000 Baxter International, Inc 0 .868 12/01/23 721,478
750,000 Baxter International, Inc 1 .322 11/29/24 698,223
300,000 Boston Scientific Corp 1 .900 06/01/25 280,015
200,000 Cigna Corp 0 .613 03/15/24 189,775
400,000 Cigna Corp 3 .250 04/15/25 385,194
1,000,000 Cigna Corp 4 .125 11/15/25 977,033
500,000 CVS Health Corp 2 .625 08/15/24 480,305
300,000 CVS Health Corp 4 .100 03/25/25 295,607
750,000 CVS Health Corp 3 .875 07/20/25 731,870
1,000,000 Elevance Health, Inc 3 .500 08/15/24 975,418
500,000 Elevance Health, Inc 5 .350 10/15/25 505,534
1,000,000 HCA, Inc 5 .000 03/15/24 994,255
500,000 Illumina, Inc 5 .800 12/12/25 503,398
750,000 Laboratory Corp of America Holdings 3 .600 02/01/25 726,312
300,000 Quest Diagnostics, Inc 3 .500 03/30/25 289,054
500,000 Stryker Corp 1 .150 06/15/25 457,458
1,500,000 UnitedHealth Group, Inc 0 .550 05/15/24 1,415,249
250,000 UnitedHealth Group, Inc 5 .000 10/15/24 251,061
500,000 UnitedHealth Group, Inc 5 .150 10/15/25 505,703
575,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 534,565
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,405,209
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
1,000,000 Colgate-Palmolive Co 3 .100 08/15/25 967,365
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 967,365
INSURANCE - 0 .4%
200,000 Allstate Corp 5 .750 08/15/53 188,000
467,000 American International Group, Inc 2 .500 06/30/25 439,634
300,000 Brown & Brown, Inc 4 .200 09/15/24 294,399
500,000 g Corebridge Financial, Inc 3 .500 04/04/25 479,337
1,000,000 HCA INC 5 .250 04/15/25 994,173
1,000,000 Jackson Financial, Inc 1 .125 11/22/23 962,853
500,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 485,316
1,000,000 MetLife, Inc 3 .000 03/01/25 960,154
500,000 Prudential Financial, Inc 5 .625 06/15/43 491,250
TOTAL INSURANCE 5,295,116
MATERIALS - 0 .7%
1,500,000 Amcor Flexibles North America, Inc 4 .000 05/17/25 1,460,160
750,000 Avery Dennison Corp 0 .850 08/15/24 699,771
325,000 Berry Global, Inc 0 .950 02/15/24 307,908
750,000 Celanese US Holdings LLC 6 .050 03/15/25 747,082

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 200,000 Celulosa Arauco y Constitucion S.A. 4 .500% 08/01/24 $ 196,913
1,000,000 DowDuPont, Inc 4 .493 11/15/25 983,352
1,000,000 Ecolab, Inc 0 .900 12/15/23 962,299
200,000 EI du Pont de Nemours and Co 1 .700 07/15/25 184,720
1,000,000 Linde, Inc 4 .700 12/05/25 1,000,738
285,000 LyondellBasell Industries NV 5 .750 04/15/24 285,759
250,000 Nucor Corp 3 .950 05/23/25 244,593
200,000 Nucor Corp 2 .000 06/01/25 186,127
300,000 Nutrien Ltd 1 .900 05/13/23 296,572
300,000 PPG Industries, Inc 2 .400 08/15/24 286,998
500,000 Sherwin-Williams Co 4 .050 08/08/24 492,419
500,000 Sherwin-Williams Co 4 .250 08/08/25 491,275
1,000,000 Sonoco Products Co 1 .800 02/01/25 929,246
200,000 Steel Dynamics, Inc 2 .400 06/15/25 187,536
200,000 Westlake Chemical Corp 0 .875 08/15/24 185,703
TOTAL MATERIALS 10,129,171
MEDIA & ENTERTAINMENT - 1 .0%
750,000 AstraZeneca Finance LLC 0 .700 05/28/24 706,874
300,000 Baidu, Inc 3 .875 09/29/23 296,311
500,000 Blackstone Private Credit Fund 1 .750 09/15/24 459,649
750,000 Blackstone Private Credit Fund 2 .350 11/22/24 686,430
500,000 Blackstone Private Credit Fund 2 .700 01/15/25 461,945
500,000 Blackstone Private Credit Fund 4 .700 03/24/25 479,295
350,000 g Blackstone Private Credit Fund 7 .050 09/29/25 347,225
750,000 Charter Communications Operating LLC 4 .500 02/01/24 741,143
750,000 Charter Communications Operating LLC 4 .908 07/23/25 735,076
1,000,000 Comcast Corp 3 .700 04/15/24 984,757
1,000,000 Comcast Corp 5 .250 11/07/25 1,013,102
750,000 Fox Corp 4 .030 01/25/24 741,303
500,000 g GE Healthcare Holding LLC 5 .550 11/15/24 501,800
500,000 g GE Healthcare Holding LLC 5 .600 11/15/25 503,081
500,000 GSK Consumer Healthcare Capital US LLC 3 .024 03/24/24 485,271
750,000 g Magallanes, Inc 3 .428 03/15/24 728,076
525,000 g Magallanes, Inc 3 .638 03/15/25 499,255
500,000 g Magallanes, Inc 3 .788 03/15/25 477,574
200,000 e Paramount Global 4 .750 05/15/25 196,895
750,000 Take-Two Interactive Software, Inc 3 .300 03/28/24 732,461
750,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 721,769
200,000 Time Warner Entertainment Co LP 8 .375 03/15/23 201,249
500,000 Walt Disney Co 1 .750 08/30/24 476,691
1,000,000 Walt Disney Co 3 .150 09/17/25 958,097
TOTAL MEDIA & ENTERTAINMENT 14,135,329
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .7%
750,000 AbbVie, Inc 3 .850 06/15/24 738,424
1,500,000 AbbVie, Inc 3 .800 03/15/25 1,461,914
500,000 AbbVie, Inc 3 .600 05/14/25 484,573
750,000 Amgen, Inc 1 .900 02/21/25 703,631
500,000 Baxalta, Inc 4 .000 06/23/25 486,960
500,000 Bristol-Myers Squibb Co 2 .900 07/26/24 485,368
750,000 Gilead Sciences, Inc 3 .700 04/01/24 737,344
500,000 Gilead Sciences, Inc 3 .500 02/01/25 484,125
1,000,000 Merck & Co, Inc 2 .750 02/10/25 958,262
1,000,000 Novartis Capital Corp 3 .000 11/20/25 958,584
750,000 PerkinElmer, Inc 0 .850 09/15/24 695,013
500,000 Pfizer, Inc 3 .400 05/15/24 490,165
500,000 Royalty Pharma plc 0 .750 09/02/23 484,393
100,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 99,197
750,000 Thermo Fisher Scientific, Inc 1 .215 10/18/24 703,883

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 300,000 Viatris, Inc 1 .650% 06/22/25 $ 271,708
500,000 Zoetis, Inc 5 .400 11/14/25 509,989
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,753,533
REAL ESTATE - 0 .6%
200,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 193,417
750,000 American Tower Corp 0 .600 01/15/24 714,898
200,000 American Tower Corp 4 .000 06/01/25 194,864
500,000 American Tower Corp 1 .300 09/15/25 451,338
300,000 AvalonBay Communities, Inc 3 .450 06/01/25 288,894
500,000 Boston Properties LP 3 .200 01/15/25 478,232
500,000 Crown Castle International Corp 3 .200 09/01/24 482,813
400,000 Equinix, Inc 1 .250 07/15/25 361,686
200,000 ERP Operating LP 3 .375 06/01/25 192,119
750,000 Essex Portfolio LP 3 .500 04/01/25 723,236
500,000 GLP Capital LP 3 .350 09/01/24 479,170
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 192,181
42,000 Omega Healthcare Investors, Inc 4 .375 08/01/23 41,761
500,000 Omega Healthcare Investors, Inc 4 .500 01/15/25 485,831
500,000 Realty Income Corp 3 .875 04/15/25 489,852
500,000 Simon Property Group LP 2 .000 09/13/24 474,894
500,000 Simon Property Group LP 3 .375 10/01/24 485,132
500,000 Ventas Realty LP 2 .650 01/15/25 473,072
1,500,000 VICI Properties LP 4 .375 05/15/25 1,454,742
600,000 Welltower, Inc 4 .000 06/01/25 584,424
TOTAL REAL ESTATE 9,242,556
RETAILING - 0 .6%
700,000 Alibaba Group Holding Ltd 3 .600 11/28/24 676,955
750,000 Amazon.com, Inc 2 .730 04/13/24 730,693
1,000,000 Amazon.com, Inc 0 .450 05/12/24 941,898
750,000 Amazon.com, Inc 3 .000 04/13/25 723,713
1,000,000 Amazon.com, Inc 4 .600 12/01/25 997,538
300,000 AutoZone, Inc 3 .125 07/15/23 296,438
500,000 Chevron USA, Inc 3 .900 11/15/24 491,471
500,000 Dollar General Corp 4 .250 09/20/24 493,127
300,000 Dollar Tree, Inc 4 .000 05/15/25 292,880
225,000 Genuine Parts Co 1 .750 02/01/25 210,077
500,000 GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 475,497
200,000 HF Sinclair Corp 2 .625 10/01/23 195,838
500,000 Home Depot, Inc 2 .700 04/15/25 479,157
1,000,000 Home Depot, Inc 4 .000 09/15/25 988,174
500,000 Lowe's Cos, Inc 3 .125 09/15/24 483,670
500,000 Lowe's Cos, Inc 3 .375 09/15/25 480,155
500,000 Target Corp 2 .250 04/15/25 474,336
TOTAL RETAILING 9,431,617
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
250,000 Analog Devices, Inc 2 .950 04/01/25 240,448
500,000 Broadcom, Inc 3 .625 10/15/24 486,818
800,000 e Intel Corp 3 .400 03/25/25 779,896
500,000 Intel Corp 3 .700 07/29/25 487,665
200,000 Microchip Technology, Inc 4 .333 06/01/23 199,146
1,000,000 Microchip Technology, Inc 4 .250 09/01/25 970,742
1,000,000 NVIDIA Corp 0 .584 06/14/24 943,542
500,000 NXP BV 4 .875 03/01/24 496,173
750,000 g Qorvo, Inc 1 .750 12/15/24 690,712
1,000,000 Skyworks Solutions, Inc 0 .900 06/01/23 980,218

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 500,000 Texas Instruments, Inc 4 .700% 11/18/24 $ 501,535
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,776,895
SOFTWARE & SERVICES - 1 .0%
200,000 Autodesk, Inc 4 .375 06/15/25 197,512
750,000 Fidelity National Information Services, Inc 0 .600 03/01/24 709,666
750,000 Fidelity National Information Services, Inc 4 .500 07/15/25 735,416
250,000 Fiserv, Inc 3 .800 10/01/23 247,336
750,000 Fiserv, Inc 2 .750 07/01/24 724,518
200,000 Fiserv, Inc 3 .850 06/01/25 193,759
1,000,000 Global Payments, Inc 1 .500 11/15/24 928,287
1,500,000 International Business Machines Corp 3 .000 05/15/24 1,458,792
600,000 International Business Machines Corp 4 .000 07/27/25 590,263
1,000,000 Microsoft Corp 3 .125 11/03/25 966,020
1,250,000 Oracle Corp 3 .400 07/08/24 1,219,491
1,700,000 Oracle Corp 2 .950 05/15/25 1,612,888
150,000 Oracle Corp 5 .800 11/10/25 153,358
500,000 PayPal Holdings, Inc 1 .650 06/01/25 464,176
1,500,000 salesforce.com, Inc 0 .625 07/15/24 1,407,025
1,000,000 TD SYNNEX Corp 1 .250 08/09/24 928,740
1,000,000 Visa, Inc 3 .150 12/14/25 964,072
1,000,000 VMware, Inc 0 .600 08/15/23 973,874
575,000 VMware, Inc 1 .000 08/15/24 535,036
TOTAL SOFTWARE & SERVICES 15,010,229
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .5%
2,000,000 Apple, Inc 2 .500 02/09/25 1,912,105
1,000,000 Apple, Inc 1 .125 05/11/25 920,651
1,000,000 Apple, Inc 0 .550 08/20/25 901,943
500,000 Arrow Electronics, Inc 4 .000 04/01/25 482,571
400,000 Cisco Systems, Inc 3 .500 06/15/25 388,711
200,000 Dell International LLC 5 .850 07/15/25 202,126
200,000 Flex Ltd 4 .750 06/15/25 196,417
500,000 Hewlett Packard Enterprise Co 1 .450 04/01/24 477,165
500,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 495,099
300,000 HP, Inc 2 .200 06/17/25 280,280
300,000 NetApp, Inc 1 .875 06/22/25 275,541
500,000 QUALCOMM, Inc 3 .450 05/20/25 486,702
500,000 Teledyne Technologies, Inc 0 .950 04/01/24 472,347
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,491,658
TELECOMMUNICATION SERVICES - 0 .4%
1,000,000 AT&T, Inc 0 .900 03/25/24 949,619
500,000 Bell Canada 0 .750 03/17/24 473,915
500,000 British Telecommunications plc 4 .500 12/04/23 495,691
1,000,000 g Rogers Communications, Inc 2 .950 03/15/25 952,816
1,000,000 T-Mobile USA, Inc 3 .500 04/15/25 961,705
1,000,000 Verizon Communications, Inc 3 .376 02/15/25 968,863
600,000 Vodafone Group plc 4 .125 05/30/25 590,446
TOTAL TELECOMMUNICATION SERVICES 5,393,055
TRANSPORTATION - 0 .2%
500,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 487,749
1,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 932,101
500,000 Ryder System, Inc 2 .500 09/01/24 475,598
500,000 Union Pacific Corp 3 .250 01/15/25 485,424
TOTAL TRANSPORTATION 2,380,872
UTILITIES - 1 .3%
750,000 American Electric Power Co, Inc 0 .750 11/01/23 722,028

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 750,000 American Electric Power Co, Inc 2 .031% 03/15/24 $ 723,139
200,000 Baltimore Gas & Electric Co 3 .350 07/01/23 198,546
1,000,000 Berkshire Hathaway Energy Co 4 .050 04/15/25 984,607
300,000 Black Hills Corp 1 .037 08/23/24 279,779
500,000 CenterPoint Energy Resources Corp 0 .700 03/02/23 496,393
1,000,000 Dominion Energy, Inc 3 .900 10/01/25 973,864
750,000 DTE Energy Co (Step Bond) 4 .220 11/01/24 737,211
500,000 Duke Energy Corp 3 .750 04/15/24 491,083
750,000 Duke Energy Corp 5 .000 12/08/25 748,375
750,000 Edison International 4 .700 08/15/25 733,840
1,000,000 Emera US Finance LP 0 .833 06/15/24 933,171
500,000 Entergy Louisiana LLC 0 .950 10/01/24 465,420
500,000 Eversource Energy 4 .200 06/27/24 494,205
200,000 National Fuel Gas Co 5 .200 07/15/25 198,954
250,000 NextEra Energy Capital Holdings, Inc 4 .200 06/20/24 246,705
1,000,000 NextEra Energy Capital Holdings, Inc 4 .255 09/01/24 986,428
500,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 493,812
300,000 Nutrien Ltd 5 .950 11/07/25 306,100
338,000 ONE Gas, Inc 1 .100 03/11/24 324,096
200,000 Pacific Gas and Electric Co 4 .250 08/01/23 198,980
1,000,000 Pacific Gas and Electric Co 1 .700 11/15/23 967,820
500,000 Pacific Gas and Electric Co 3 .250 02/16/24 488,026
250,000 Pacific Gas and Electric Co 4 .950 06/08/25 246,141
750,000 Santander UK Group Holdings plc 6 .833 11/21/26 759,691
500,000 Sempra Energy 3 .300 04/01/25 479,475
500,000 Southern California Edison Co 1 .100 04/01/24 474,882
500,000 Southern California Edison Co 0 .975 08/01/24 467,560
250,000 Southern California Edison Co 4 .200 06/01/25 245,354
1,000,000 Southern Co 2 .700 08/01/24 987,471
250,000 Tampa Electric Co 3 .875 07/12/24 245,071
500,000 WEC Energy Group, Inc 0 .800 03/15/24 473,695
750,000 WEC Energy Group, Inc 5 .000 09/27/25 749,809
300,000 Wisconsin Public Service Corp 5 .350 11/10/25 303,311
TOTAL UTILITIES 18,625,042
TOTAL CORPORATE BONDS 352,014,502
(Cost $365,596,817)
GOVERNMENT BONDS - 75 .1%
AGENCY SECURITIES - 3 .1%
1,500,000 Federal Farm Credit Bank (FFCB) 0 .500 12/01/23 1,441,381
330,000 FFCB 0 .250 02/26/24 313,679
3,000,000 FFCB 2 .625 05/16/24 2,916,338
1,500,000 FFCB 3 .375 08/26/24 1,468,821
1,000,000 FFCB 4 .250 09/26/24 994,381
1,000,000 FFCB 0 .875 11/18/24 935,868
2,000,000 FFCB 4 .625 12/05/24 2,001,735
1,750,000 FFCB 1 .125 01/06/25 1,634,874
1,000,000 FFCB 1 .750 02/14/25 949,552
4,000,000 Federal Home Loan Bank (FHLB) 2 .125 02/28/24 3,867,116
3,000,000 FHLB 2 .750 06/28/24 2,917,509
310,000 FHLB 3 .000 07/08/24 302,087
1,000,000 FHLB 4 .500 10/03/24 998,840
2,000,000 FHLB 0 .750 12/13/24 1,860,461
2,000,000 FHLB 1 .000 12/20/24 1,867,165
1,000,000 e FHLB 0 .500 04/14/25 919,062
200,000 FHLB 3 .125 06/13/25 194,322
2,500,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .375 04/20/23 2,468,661
945,000 e FHLMC 0 .250 12/04/23 905,816
3,000,000 FHLMC 1 .500 02/12/25 2,826,840

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 4,000,000 FHLMC 0 .375% 09/23/25 $ 3,599,524
750,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 732,412
2,000,000 FNMA 1 .625 01/07/25 1,889,271
4,500,000 FNMA 0 .625 04/22/25 4,134,346
2,500,000 FNMA 0 .500 11/07/25 2,248,134
500,000 Tennessee Valley Authority (TVA) 0 .750 05/15/25 456,923
TOTAL AGENCY SECURITIES 44,845,118
FOREIGN GOVERNMENT BONDS - 6 .0%
750,000 African Development Bank 3 .375 07/07/25 730,995
1,750,000 Asian Development Bank 0 .250 07/14/23 1,708,993
500,000 Asian Development Bank 0 .250 10/06/23 483,022
1,000,000 Asian Development Bank 1 .625 03/15/24 962,527
1,500,000 Asian Development Bank 0 .375 06/11/24 1,409,061
1,500,000 Asian Development Bank 4 .125 09/27/24 1,485,622
2,220,000 Asian Development Bank 0 .625 10/08/24 2,070,619
1,500,000 Asian Development Bank 2 .875 05/06/25 1,447,980
1,000,000 Asian Development Bank 0 .375 09/03/25 898,823
1,300,000 e Asian Infrastructure Investment Bank 0 .500 10/30/24 1,204,444
1,000,000 Asian Infrastructure Investment Bank 3 .375 06/29/25 970,597
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,808,537
675,000 Corp Andina de Fomento 1 .250 10/26/24 626,852
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 995,300
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,449,027
2,000,000 European Bank for Reconstruction & Development 0 .500 05/19/25 1,824,280
1,500,000 European Investment Bank 3 .250 01/29/24 1,475,238
2,000,000 European Investment Bank 0 .375 07/24/24 1,873,028
1,000,000 e European Investment Bank 2 .500 10/15/24 964,983
2,250,000 European Investment Bank 0 .625 07/25/25 2,047,407
1,500,000 European Investment Bank 2 .750 08/15/25 1,441,039
1,750,000 Export Development Canada 3 .375 08/26/25 1,703,703
1,000,000 Export-Import Bank of Korea 0 .375 02/09/24 951,639
750,000 Export-Import Bank of Korea 0 .625 06/29/24 703,355
500,000 Export-Import Bank of Korea 4 .000 09/15/24 492,310
500,000 Export-Import Bank of Korea 1 .250 01/18/25 459,051
500,000 FMS Wertmanagement AoeR 2 .750 01/30/24 489,375
300,000 Indonesia Government International Bond 2 .950 01/11/23 294,322
100,000 Inter-American Development Bank 2 .500 01/18/23 99,926
1,000,000 Inter-American Development Bank 2 .625 01/16/24 977,064
500,000 Inter-American Development Bank 3 .250 07/01/24 489,044
1,500,000 Inter-American Development Bank 0 .500 09/23/24 1,397,351
2,000,000 Inter-American Development Bank 2 .125 01/15/25 1,908,313
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 957,635
1,000,000 International Bank for Reconstruction & Development 1 .875 06/19/23 986,984
500,000 International Bank for Reconstruction & Development 2 .250 03/28/24 484,780
1,500,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,424,593
2,000,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,924,317
1,500,000 International Bank for Reconstruction & Development 0 .750 03/11/25 1,385,595
1,500,000 International Bank for Reconstruction & Development 0 .625 04/22/25 1,376,025
1,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 1,431,696
500,000 International Finance Corp 2 .875 07/31/23 494,405
750,000 International Finance Corp 3 .625 09/15/25 735,713
500,000 Israel Government International Bond 3 .150 06/30/23 493,597
450,000 Japan Bank for International Cooperation 1 .750 01/23/23 449,302
500,000 Japan Bank for International Cooperation 3 .250 07/20/23 494,696
700,000 Japan Bank for International Cooperation 3 .375 10/31/23 689,899
1,050,000 Japan Bank for International Cooperation 0 .500 04/15/24 990,978
1,000,000 Japan Bank for International Cooperation 1 .750 10/17/24 945,924
400,000 Japan Bank for International Cooperation 2 .875 04/14/25 383,821
1,000,000 Japan Bank for International Cooperation 3 .875 09/16/25 977,370

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 550,000 Korea Development Bank 0 .500% 10/27/23 $ 531,222
500,000 Korea Development Bank 0 .400 03/09/24 473,807
500,000 Korea Development Bank 0 .400 06/19/24 467,725
1,000,000 Korea Development Bank 2 .000 02/24/25 939,244
750,000 Korea Development Bank 4 .000 09/08/25 727,741
500,000 Korea Government International Bond 3 .875 09/11/23 496,878
1,400,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 1,326,836
1,500,000 Kreditanstalt fuer Wiederaufbau 0 .500 09/20/24 1,398,185
3,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 2,808,484
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .125 06/10/25 2,911,818
3,500,000 Kreditanstalt fuer Wiederaufbau 0 .375 07/18/25 3,165,540
1,500,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,366,110
1,000,000 Mexico Government International Bond 3 .900 04/27/25 984,765
1,000,000 Nordic Investment Bank 0 .375 09/20/24 930,017
500,000 Nordic Investment Bank 2 .625 04/04/25 480,450
300,000 Panama Government International Bond 3 .750 03/16/25 289,920
750,000 Peruvian Government International Bond 7 .350 07/21/25 786,200
1,000,000 Poland Government International Bond 4 .000 01/22/24 985,895
1,250,000 Province of Alberta Canada 2 .950 01/23/24 1,223,746
750,000 Province of Alberta Canada 1 .875 11/13/24 713,233
500,000 Province of British Columbia Canada 1 .750 09/27/24 475,240
1,000,000 Province of Ontario Canada 3 .050 01/29/24 980,722
1,000,000 Province of Quebec Canada 2 .875 10/16/24 968,730
750,000 Province of Quebec Canada 1 .500 02/11/25 705,057
1,000,000 Province of Quebec Canada 0 .600 07/23/25 905,787
1,000,000 Republic of Italy Government International Bond 6 .875 09/27/23 1,005,479
1,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 933,792
300,000 Republic of Italy Government International Bond 2 .375 10/17/24 282,199
500,000 Svensk Exportkredit AB 0 .375 03/11/24 473,983
500,000 Svensk Exportkredit AB 3 .625 09/03/24 490,172
925,000 Svensk Exportkredit AB 0 .625 10/07/24 860,809
750,000 Svensk Exportkredit AB 4 .625 11/28/25 750,266
TOTAL FOREIGN GOVERNMENT BONDS 86,311,209
MUNICIPAL BONDS - 0 .0%
280,000 Port Authority of New York & New Jersey 1 .086 07/01/23 275,054
TOTAL MUNICIPAL BONDS 275,054
U.S. TREASURY SECURITIES - 66 .0%
22,250,000 United States Treasury Note 1 .500 02/29/24 21,446,914
42,000,000 United States Treasury Note 0 .250 03/15/24 39,816,328
18,000,000 United States Treasury Note 2 .250 03/31/24 17,464,219
34,000,000 United States Treasury Note 0 .375 04/15/24 32,172,500
10,000,000 United States Treasury Note 2 .500 04/30/24 9,715,625
33,000,000 United States Treasury Note 0 .250 05/15/24 31,059,961
13,400,000 United States Treasury Note 2 .500 05/31/24 13,000,617
41,000,000 United States Treasury Note 0 .250 06/15/24 38,479,140
12,000,000 United States Treasury Note 3 .000 06/30/24 11,712,656
35,000,000 United States Treasury Note 0 .375 07/15/24 32,786,523
11,500,000 United States Treasury Note 3 .000 07/31/24 11,216,992
53,000,000 United States Treasury Note 0 .375 08/15/24 49,513,594
9,000,000 United States Treasury Note 3 .250 08/31/24 8,812,266
32,500,000 United States Treasury Note 0 .375 09/15/24 30,289,746
9,500,000 United States Treasury Note 4 .250 09/30/24 9,451,387
30,000,000 United States Treasury Note 0 .625 10/15/24 28,016,016
38,500,000 United States Treasury Note 4 .375 10/31/24 38,390,215
44,500,000 United States Treasury Note 0 .750 11/15/24 41,534,492
38,000,000 e United States Treasury Note 4 .500 11/30/24 38,001,484
44,500,000 United States Treasury Note 1 .000 12/15/24 41,649,219
9,500,000 United States Treasury Note 4 .250 12/31/24 9,466,973

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

TIAA-CREF Funds December 31, 2022
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 26,500,000 United States Treasury Note 1 .125% 01/15/25 $ 24,799,238
22,000,000 United States Treasury Note 1 .500 02/15/25 20,709,219
43,000,000 United States Treasury Note 1 .750 03/15/25 40,631,641
14,000,000 United States Treasury Note 2 .625 04/15/25 13,473,906
35,000,000 United States Treasury Note 2 .750 05/15/25 33,750,391
26,000,000 United States Treasury Note 2 .875 06/15/25 25,129,609
33,000,000 United States Treasury Note 3 .000 07/15/25 31,963,594
43,000,000 United States Treasury Note 3 .125 08/15/25 41,746,953
5,000,000 United States Treasury Note 0 .250 08/31/25 4,496,094
34,500,000 United States Treasury Note 3 .500 09/15/25 33,810,000
4,000,000 United States Treasury Note 0 .250 09/30/25 3,591,562
30,000,000 United States Treasury Note 4 .250 10/15/25 29,976,563
57,500,000 United States Treasury Note 4 .375 11/15/25 57,845,898
42,000,000 United States Treasury Note 4 .000 12/15/25 41,730,938
TOTAL U.S. TREASURY SECURITIES 957,652,473
TOTAL GOVERNMENT BONDS 1,089,083,854
(Cost $1,130,772,758)
STRUCTURED ASSETS - 0 .0%
ASSET BACKED - 0 .0%
200,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 194,932
Series - 2019 1 (Class AA)
TOTAL ASSET BACKED 194,932
TOTAL STRUCTURED ASSETS 194,932
(Cost $208,379)
TOTAL BONDS 1,441,293,288
(Cost $1,496,577,954)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 3.8%
REPURCHASE AGREEMENT - 1 .0%
$ 13,770,000 r Fixed Income Clearing Corp (FICC) 4 .080 01/03/23 13,770,000
TOTAL REPURCHASE AGREEMENT 13,770,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .8%
41,257,747 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .340 41,257,747
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 41,257,747
TOTAL SHORT-TERM INVESTMENTS 55,027,747
(Cost $55,027,747)
TOTAL INVESTMENTS - 103.2% 1,496,321,035
(Cost $1,551,605,701)
OTHER ASSETS & LIABILITIES, NET - (3.2)% (46,480,005)
NET ASSETS - 100.0% $ 1,449,841,030
LIBOR London Interbank Offered Rate
M Month

Portfolio of investments (unaudited)
Short-Term Bond Index Fund December 31, 2022

December 31, 2022 TIAA-CREF Funds
concluded
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,349,719.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 4.080% dated 12/30/22 to be repurchased at $13,770,000 on 1/3/23, collateralized by Government Agency
Securities, with coupon rates 0.750%–1.000% and maturity dates 7/15/28–7/31/28, valued at $14,045,411.

TIAA-CREF FUNDS - Notes to schedules of investments (unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements.
Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities
Common stocks $2,973,057,820 $— $— $2,973,057,820
Short-term investments — 52,171,741 — 52,171,741
Total $2,973,057,820 $52,171,741 $— $3,025,229,561
1 1 1 1 1
Bond Index
Corporate bonds $— $4,780,646,309 $— $4,780,646,309
Government bonds — 14,354,045,914 — 14,354,045,914
Structured assets — 468,125,881 — 468,125,881
Short-term investments 243,906,262 175,819,201 — 419,725,463
Total $243,906,262 $19,778,637,305 $— $20,022,543,567
1 1 1 1 1
Core Bond
Bank loan obligations $— $118,378,689 $175,061 $118,553,750
Corporate bonds — 3,211,044,288 3,437,839 3,214,482,127
Government bonds — 4,083,893,491 1,397,457 4,085,290,948
Structured assets — 1,445,092,142 4,147,399 1,449,239,541
Common stocks — 556,425 136,986 693,411
Preferred stocks 10,121,675 — — 10,121,675
Short-term investments 121,575,741 314,380,449 — 435,956,190
Total $131,697,416 $9,173,345,484 $9,294,742 $9,314,337,642
1 1 1 1 1
Core Impact Bond
Bank loan obligations $— $37,690,337 $— $37,690,337
Corporate bonds — 1,660,624,113 — 1,660,624,113
Government bonds — 3,206,434,386 1,303,846 3,207,738,232
Structured assets — 777,273,509 1,959,656 779,233,165
Preferred stocks 43,048,060 — — 43,048,060
Short-term investments 72,170,162 132,380,250 — 204,550,412
Total $115,218,222 $5,814,402,595 $3,263,502 $5,932,884,319
1 1 1 1 1

TIAA-CREF FUNDS - Notes to schedules of investments (unaudited)
Fund Level 1 Level 2 Level 3 Total
Core Plus Bond
Bank loan obligations $— $88,817,267 $116,414 $88,933,681
Corporate bonds — 1,663,481,219 2,373,879 1,665,855,098
Government bonds — 1,578,037,351 2,121,118 1,580,158,469
Structured assets — 734,592,398 2,864,379 737,456,777
Common stocks — 529,412 16 529,428
Preferred stocks 4,354,389 — — 4,354,389
Short-term investments 68,770,408 180,901,648 — 249,672,056
Total $73,124,797 $4,246,359,295 $7,475,806 $4,326,959,898
1 1 1 1 1
5-15 Year Laddered Tax-Exempt Bond
Long-term municipal bonds $ — $ 227,914,546 $ 324,625 $ 228,239,171
Short-term investments — 1,199,572 — 1,199,572
Total $— $229,114,118 $324,625 $229,438,743
1 1 1 1 1
Green Bond
Bank loan obligations $— $1,896,193 $— $1,896,193
Corporate bonds — 78,604,751 — 78,604,751
Government bonds — 30,563,716 — 30,563,716
Structured assets — 22,934,785 168,362 23,103,147
Preferred stocks 909,838 — — 909,838
Short-term investments 1,865,457 4,448,000 — 6,313,457
Total $2,775,295 $138,447,445 $168,362 $141,391,102
1 1 1 1 1
High-Yield
Bank loan obligations $— $100,632,495 $— $100,632,495
Corporate bonds — 2,305,589,220 — 2,305,589,220
Common stocks 39,231,615 103,956 291,595 39,627,166
Short-term investments 96,945,734 25,087,389 — 122,033,123
Total $136,177,349 $2,431,413,060 $291,595 $2,567,882,004
1 1 1 1 1
Inflation-Linked Bond
Government bonds $— $2,754,072,747 $— $2,754,072,747
Short-term investments 10,420 6,231,406 — 6,241,826
Total $10,420 $2,760,304,153 $— $2,760,314,573
1 1 1 1 1
Short Duration Impact Bond
Bank loan obligations $— $1,896,193 $— $1,896,193
Corporate bonds — 11,356,522 — 11,356,522
Government bonds — 44,398,759 — 44,398,759
Structured assets — 10,597,356 — 10,597,356
Short-term investments 239,001 16,146,509 — 16,385,510
Total $239,001 $84,395,339 $— $84,634,340
1 1 1 1 1
Short-Term Bond
Bank loan obligations $— $45,998,148 $— $45,998,148
Corporate bonds — 621,671,478 — 621,671,478
Government bonds — 790,359,178 — 790,359,178
Structured assets — 443,502,072 1 443,502,073
Short-term investments 195,574 159,259,985 — 159,455,559
Futures contracts* 239,717 — — 239,717
Total $435,291 $2,060,790,861 $1 $2,061,226,153
1 1 1 1 1
Short-Term Bond Index
Corporate bonds $— $352,014,502 $— $352,014,502
Government bonds — 1,089,083,854 — 1,089,083,854
Structured assets — 194,932 — 194,932
Short-term investments 41,257,747 13,770,000 — 55,027,747
Total $41,257,747 $1,455,063,288 $— $1,496,321,035
1 1 1 1 1
* Derivative instruments are not reflected in the market value of portfolio investments.
A12451-C (8/22)